UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-2652

Name of Registrant:	Vanguard Index Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2006 - December 3, 2006

Item 1:	Reports to Shareholders

Vanguard® 500 Index Fund

> Annual Report

December 31, 2006

>	After an up-and-down start, stocks advanced steadily throughout the second half of the year to post healthy gains for 2006.

>	For the fiscal year ended December 31, 2006, Vanguard 500 Index Fund returned 15.6% for Investor Shares and 15.7% for Admiral Shares, closely tracking its target benchmark.

>	The fund enjoyed solid returns across all industry sectors.

Contents

Your Fund’s Total Returns	1
Chairman’s Letter	2
Fund Profile	6
Performance Summary	7
Financial Statements	9
Your Fund’s After-Tax Returns	26
About Your Fund’s Expenses	27
Glossary	29

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2006
Total
Returns
Vanguard 500 Index Fund
Investor Shares	15.6%
Admiral™ Shares[1]	15.7
Signal™ Shares[2]	6.7[3]
S&P 500 Index	15.8
Average Large-Cap Core Fund[4]	13.5

Your Fund’s Performance at a Glance
December 31, 2005–December 31, 2006
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard 500 Index Fund
Investor Shares	$114.92	$130.59	$2.140	$0.000
Admiral Shares	114.92	130.59	2.252	0.000
Signal Shares	101.61[5]	107.86	0.539	0.000

1 A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

2 Signal Shares also carry lower costs and are available to certain institutional shareholders who meet specific administrative, service, and account-size criteria.

3 Since inception: September 29, 2006.

4 Derived from data provided by Lipper Inc.

5 Share price at inception on September 29, 2006.

1

Chairman’s Letter

Dear Shareholder,

During 2006, a year in which Vanguard 500 Index Fund marked its 30th anniversary, the fund returned 15.6% for Investor Shares and 15.7% for Admiral Shares. The fund outperformed the average return of its peers, and met its objective of closely tracking its unmanaged benchmark, the Standard & Poor’s 500 Index. Despite its strong return, the fund made no capital gains distributions, a benefit to shareholders in taxable accounts.

Shareholders who own the fund in a taxable account may wish to review the report on the fund’s after-tax returns on page 26.

On September 29, Vanguard introduced Signal Shares for the fund, which are available to certain qualifying institutional investors. Those shares returned 6.7% for the three months since their inception.

Strong second half pushed stocks to new high

Beginning in mid-July, stocks climbed steadily through the remainder of the year, with the Dow Jones Industrial Average setting a record high on December 27. For the year, the broad U.S. stock market gained 15.9%. Despite a soft housing sector and ongoing troubles within the U.S. auto industry, the economy continued to grow and corporate profits remained strong.

For the year, small-capitalization stocks beat out large-cap issues, and value stocks outperformed their growth-oriented counterparts. International stocks continued to best domestic equities, particularly in

2

emerging markets and Europe. A declining dollar further enhanced returns abroad for U.S.-based investors.

Bond returns remained modest as the Fed paused its rate hikes

The Federal Reserve Board extended its money-tightening campaign during the first half of the year, raising its target for the federal funds rate four times. The Fed then paused, leaving the target rate unchanged at 5.25% for the rest of the year, and inflation fears eased. Bond yields declined in the second half of the year, and short-term yields were higher than longer-term yields.

Fixed income returns for 2006 were modest, with the broad taxable bond market returning 4.3%, and municipal bonds providing 4.8%.

Fund benefited from advances across all industry groups

For Vanguard 500 Index Fund, and indeed the broader stock market, 2006 was a story in two parts. In the first half of the year, the benchmark S&P 500 Index posted a tepid 2.7% return, as jittery investors feared the economy was overheating. Inflation concerns then moderated in mid-summer, and the market gained momentum. A strong second half propelled the S&P 500 Index to a 15.8% 12-month return, which the 500 Index Fund closely tracked.

The index experienced broad-based gains, as all ten of its industry sectors recorded positive returns for the year. Through a combination of their strong returns and their weightings in the index, the financials, energy, and consumer discretionary

Market Barometer
		Average Annual Total Returns
	Periods Ended December 31, 2006
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	15.5%	11.0%	6.8%
Russell 2000 Index (Small-caps)	18.4	13.6	11.4
Dow Jones Wilshire 5000 Index (Entire market)	15.9	11.5	7.6
MSCI All Country World Index ex USA (International)	27.2	21.8	16.9

Bonds
Lehman Aggregate Bond Index (Broad taxable market)	4.3%	3.7%	5.1%
Lehman Municipal Bond Index	4.8	4.3	5.5
Citigroup 3-Month Treasury Bill Index	4.8	3.0	2.3

CPI
Consumer Price Index	2.5%	3.1%	2.7%

3

sectors were the largest contributors to the index’s overall result. Within the financials sector (which returned 19.1%), investment banks and brokerage firms were standouts, particularly in the final few months of the year. Energy stocks (up 24.2%) fluctuated during the period as did oil and gas prices, but delivered impressive returns for yet another year. Consumer discretionary stocks returned 18.8%, despite weakness in the homebuilding category, as several large media firms rebounded from underwhelming results in 2005.

Smaller sectors also packed a punch. Telecommunication services, utilities, and materials (whose weightings, if combined, would still rank as one of the index’s smallest sectors) all outperformed the index’s overall result. Investors in telecom stocks reacted favorably to consolidation in the sector, while electric, gas, and diversified utilities firms turned in impressive gains. In materials, chemical stocks did well, and the index’s steel companies rose an average of 80% during the 12 months.

Two of the economy’s less-flashy segments—industrials and consumer staples—posted solid double-digit returns that slightly trailed the index’s overall result. Meanwhile, information technology and health care, which returned 8.3% and 7.6%, respectively, were the laggards in 2006.

Fund has outperformed many of its actively managed peers

Over the past decade, the Investor Shares of the 500 Index Fund registered an average annual return of 8.3%, outpacing the average result of competing funds (most of which are actively managed) by 1.6 percentage points. Your fund’s superiority over its

Expense Ratios[1]
Your fund compared with its peer group
				Average
	Investor	Admiral	Signal	Large-Cap
	Shares	Shares	Shares	Core Fund
500 Index Fund	0.18%	0.09%	0.09%[2]	1.41%

Total Returns
Ten Years Ended December 31, 2006
	Average	Final Value of a $10,000
	Annual Return	Initial Investment
500 Index Fund Investor Shares	8.3%	$22,275
S&P 500 Index	8.4	22,447
Average Large-Cap Core Fund	6.7	19,050

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

1 Fund expense ratios reflect the 12 months ended December 31, 2006. Peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2005.

2 Annualized.

4

competitors is the result of its lower operating and transaction costs and the fund’s full investment in the market without the drag of a cash holding—an enduring advantage. In addition, the fund nearly matched the return of its unmanaged benchmark, which has no costs or operating expenses.

Managing a portfolio that simply “owns the market” isn’t nearly as simple as it might sound. In seeking to track the returns of the S&P 500 Index, your fund’s advisor—Vanguard Quantitative Equity Group—must, in essence, hit a moving target every day that the stock market is open. By combining its collective experience and skill with sophisticated trading strategies, the Quantitative Equity Group has hit the mark consistently for more than three decades.

The group’s task is made easier by Vanguard’s low expenses. The 500 Index Fund is offered at a fraction of the cost of most of its peers. This allows for tighter tracking of the target index, and ultimately enables a greater portion of the fund’s returns to reach shareholders’ pockets.

Thirty years later, fund’s strategy remains simple, but powerful

In the 30 years since its inception, the case for Vanguard 500 Index Fund has grown stronger with every year of testing in the real-world laboratory of the financial markets. While the 500 Index Fund story remains the same—low costs, diversified exposure to 500 of the U.S. market’s largest stocks—the investment environment has changed substantially.

For example, the universe of mutual funds for investors to choose from has grown from several hundred in 1976 to many thousand today. Such an immense array of choices can make selecting the appropriate funds seem overwhelming for individual investors. In addition, today’s investors are barraged with much more “noise”—newspapers, magazines, cable networks, websites, and blogs—each happy to opine on which stocks and which funds will outperform the market. Amid all the chatter, “seeking to match the market’s return” does not make a good sound bite. Indexing isn’t a fancy investment strategy—perhaps it’s even a bit dull. But it has proven to be a smart and powerful approach. From its 1976 inception through December 31, 2006, the 500 Index Fund’s 12.2% average annual return has translated nearly all of the stock market’s gains into shareholder wealth.

After 30-plus years, we still believe the 500 Index Fund is a strong foundation for a balanced and diversified investment portfolio.

Thank you for investing with Vanguard.

Sincerely,

John J. Brennan

Chairman and Chief Executive Officer

January 11, 2007

5

Fund Profile

As of December 31, 2006

Portfolio Characteristics
		Target
	Fund	Index[1]
Number of Stocks	507	500
Median Market Cap	$58.8B	$58.8B
Price/Earnings Ratio	17.1x	17.1x
Price/Book Ratio	2.9x	2.9x
Yield		1.8%
Investor Shares	1.6%
Admiral Shares	1.7%
Signal Shares	1.7%[2]
Return on Equity	19.1%	19.1%
Earnings Growth Rate	18.8%	18.8%
Foreign Holdings	0.0%	0.0%
Turnover Rate	5%	—
Expense Ratio		—
Investor Shares	0.18%
Admiral Shares	0.09%
Signal Shares	0.09%[2]
Short-Term Reserves	0%	—

Sector Diversification (% of portfolio)
		Target
	Fund	Index[1]
Consumer Discretionary	11%	11%
Consumer Staples	9	9
Energy	10	10
Financials	22	22
Health Care	12	12
Industrials	11	11
Information Technology	15	15
Materials	3	3
Telecommunication Services	3	3
Utilities	4	4

Volatility Measures[3]
Fund Versus
Target Index[1]
R-Squared	1.00
Beta	1.00

Ten Largest Holdings[4] (% of total net assets)

ExxonMobil Corp.	integrated oil and gas	3.5%
General Electric Co.	industrial conglomerates	3.0
Citigroup, Inc.	diversified financial services	2.1
Microsoft Corp.	systems software	2.0
Bank of America Corp.	diversified financial services	1.9
The Procter & Gamble Co.	household products	1.6
Johnson & Johnson	pharmaceuticals	1.5
Pfizer Inc.	pharmaceuticals	1.5
American International Group, Inc.	multi-line insurance	1.5
Altria Group, Inc.	tobacco	1.4
Top Ten		20.0%

Investment Focus

1 S&P 500 Index.

2 Annualized.

3 For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 29.

4 “Ten Largest Holdings” excludes any temporary cash investments and equity index products.

6

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 1996–December 31, 2006

Initial Investment of $10,000

	Average Annual Total Returns			Final Value
	Periods Ended December 31, 2006			of a $10,000
	One Year	Five Years	Ten Years	Investment
500 Index Fund Investor Shares[1]	15.64%	6.07%	8.34%	$22,275
Dow Jones Wilshire 5000 Index	15.87	7.65	8.67	22,961
S&P 500 Index	15.79	6.19	8.42	22,447
Average Large-Cap Core Fund[2]	13.53	4.27	6.66	19,050

				Final Value
			Since	of a $100,000
	One Year	Five Years	Inception[3]	Investment
500 Index Fund Admiral Shares	15.75%	6.15%	2.47%	$116,128
Dow Jones Wilshire 5000 Index	15.87	7.65	3.76	125,359
S&P 500 Index	15.79	6.19	2.51	116,437

		Final Value of a
	Since	$10,000,000
	Inception[3]	Investment
500 Index Fund Signal Shares	6.68%	$10,668,207
Dow Jones Wilshire 5000 Index	7.32	10,731,828
S&P 500 Index	6.70	10,669,817

1 Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.

2 Derived from data provided by Lipper Inc.

3 Inception dates are: November 13, 2000, for the Admiral Shares; and September 29, 2006, for the Signal Shares.

7

Fiscal-Year Total Returns (%): December 31, 1996–December 31, 2006

Note: See Financial Highlights tables on pages 18, 19, and 20 for dividend and capital gains information.

8

Financial Statements

Statement of Net Assets

As of December 31, 2006

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.5%)[1]
Consumer Discretionary (10.6%)
*	Comcast Corp. Class A	19,298,768	816,917
	Time Warner, Inc.	37,214,520	810,532
	Home Depot, Inc.	19,023,811	763,996
	The Walt Disney Co.	19,280,960	660,759
	McDonald’s Corp.	11,528,212	511,046
	News Corp., Class A	21,808,846	468,454
	Target Corp.	8,006,021	456,743
	Lowe’s Cos., Inc.	14,194,492	442,158
*	Viacom Inc. Class B	6,446,473	264,499
*	Starbucks Corp.	7,047,615	249,627
	CBS Corp.	7,213,180	224,907
	The McGraw-Hill Cos., Inc.	3,301,632	224,577
*	Kohl’s Corp.	3,048,238	208,591
	Carnival Corp.	4,147,890	203,454
	Federated Department Stores, Inc.	4,895,226	186,655
	Best Buy Co., Inc.	3,760,329	184,971
	Staples, Inc.	6,735,875	179,848
*	DIRECTV Group, Inc.	7,185,400	179,204
	NIKE, Inc. Class B	1,752,633	173,563
	Harley-Davidson, Inc.	2,415,440	170,216
	Omnicom Group Inc.	1,592,972	166,529
	Clear Channel Communications, Inc.	4,602,806	163,584
	J.C. Penney Co., Inc. (Holding Co.)	2,097,124	162,234
	General Motors Corp.	5,272,213	161,962
	Johnson Controls, Inc.	1,824,989	156,803
	Marriott International, Inc. Class A	3,132,710	149,493
*	Coach, Inc.	3,425,396	147,155
	International Game Technology	3,163,736	146,165
	Yum! Brands, Inc.	2,470,882	145,288
	Harrah’s Entertainment, Inc.	1,733,967	143,434
^	Ford Motor Co.	17,607,150	132,230
	Gannett Co., Inc.	2,184,138	132,053

			Market
			Value•
		Shares	($000)
*	Sears Holdings Corp.	774,659	130,089
	Hilton Hotels Corp.	3,603,733	125,770
	Starwood Hotels & Resorts Worldwide, Inc.	1,976,127	123,508
	TJX Cos., Inc.	4,242,099	120,985
	Fortune Brands, Inc.	1,411,045	120,489
*	Amazon.com, Inc.	2,879,688	113,633
	Nordstrom, Inc.	2,132,348	105,210
*	Bed Bath & Beyond, Inc.	2,634,951	100,392
*	Office Depot, Inc.	2,595,166	99,058
	The Gap, Inc.	4,911,436	95,773
	Limited Brands, Inc.	3,188,125	92,264
*^	Univision Communications Inc.	2,351,461	83,289
	Mattel, Inc.	3,555,181	80,560
*	IAC/InterActiveCorp	2,080,519	77,312
	Genuine Parts Co.	1,588,391	75,337
	Newell Rubbermaid, Inc.	2,583,839	74,802
	H & R Block, Inc.	3,004,249	69,218
	Eastman Kodak Co.	2,677,954	69,091
	VF Corp.	833,367	68,403
	D. R. Horton, Inc.	2,572,403	68,143
	Lennar Corp. Class A	1,285,085	67,416
	Sherwin-Williams Co.	1,043,096	66,320
	Pulte Homes, Inc.	1,969,602	65,233
	Centex Corp.	1,106,285	62,251
	Harman International Industries, Inc.	608,344	60,780
	Whirlpool Corp.	730,610	60,655
*	Wyndham Worldwide Corp.	1,846,876	59,137
	Darden Restaurants Inc.	1,368,615	54,977
	Tribune Co.	1,777,020	54,697
*	AutoZone Inc.	471,856	54,528
*	Apollo Group, Inc. Class A	1,304,479	50,836
	Black & Decker Corp.	634,079	50,707
*	Interpublic Group of Cos., Inc.	4,112,421	50,336
	Tiffany & Co.	1,261,611	49,506
	Dollar General Corp.	2,908,573	46,712
	Liz Claiborne, Inc.	955,246	41,515

9

			Market
			Value•
		Shares	($000)
	Family Dollar Stores, Inc.	1,414,578	41,490
	Hasbro, Inc.	1,480,463	40,343
	Leggett & Platt, Inc.	1,669,787	39,908
	E.W. Scripps Co. Class A	777,337	38,820
	The Stanley Works	758,439	38,142
	KB Home	732,566	37,566
*	The Goodyear Tire & Rubber Co.	1,655,696	34,753
	OfficeMax, Inc.	694,792	34,496
	Jones Apparel Group, Inc.	1,028,539	34,384
^	New York Times Co. Class A	1,340,323	32,650
*	AutoNation, Inc.	1,394,329	29,727
	Wendy’s International, Inc.	891,771	29,509
	Brunswick Corp.	855,685	27,296
	Snap-On Inc.	544,122	25,922
	Circuit City Stores, Inc.	1,322,508	25,101
*	Big Lots Inc.	1,020,604	23,392
	Dow Jones & Co., Inc.	606,481	23,046
	RadioShack Corp.	1,266,041	21,244
	Meredith Corp.	361,462	20,368
	Dillard’s Inc.	567,454	19,844
*	Comcast Corp. Special Class A	100,518	4,210
*	Viacom Inc. Class A	71,693	2,940
	CBS Corp. Class A	71,693	2,238
	News Corp., Class B	9,800	218
			12,604,186
Consumer Staples (9.2%)
	The Procter & Gamble Co.	29,537,326	1,898,364
	Altria Group, Inc.	19,536,544	1,676,626
	Wal-Mart Stores, Inc.	22,922,586	1,058,565
	PepsiCo, Inc.	15,306,514	957,422
	The Coca-Cola Co.	19,007,312	917,103
	Walgreen Co.	9,353,470	429,231
	Anheuser-Busch Cos., Inc.	7,166,470	352,590
	Colgate-Palmolive Co.	4,794,154	312,771
	Kimberly-Clark Corp.	4,272,026	290,284
	CVS Corp.	7,676,807	237,290
	Costco Wholesale Corp.	4,271,697	225,845
	Sysco Corp.	5,761,781	211,803
	Archer-Daniels-Midland Co.	6,126,480	195,802
	General Mills, Inc.	3,197,886	184,198
	The Kroger Co.	6,687,411	154,279
	Safeway, Inc.	4,132,131	142,806
	H.J. Heinz Co.	3,071,258	138,237
	Avon Products, Inc.	4,143,824	136,912
	ConAgra Foods, Inc.	4,749,636	128,240
	Sara Lee Corp.	6,961,497	118,554
	Kellogg Co.	2,339,196	117,100
	Reynolds American Inc.	1,598,064	104,625
	The Clorox Co.	1,415,088	90,778
	UST, Inc.	1,499,702	87,283
	Wm. Wrigley Jr. Co.	1,630,135	84,311
	The Hershey Co.	1,620,768	80,714
	Campbell Soup Co.	2,030,106	78,951

			Market
			Value•
		Shares	($000)
	SuperValu Inc.	1,919,031	68,605
	Whole Foods Market, Inc.	1,332,322	62,526
*	Constellation Brands, Inc. Class A	1,958,198	56,827
	Coca-Cola Enterprises, Inc.	2,583,399	52,753
*	Dean Foods Co.	1,246,720	52,711
	Brown-Forman Corp. Class B	734,166	48,631
	The Estee Lauder Cos. Inc. Class A	1,186,968	48,452
	McCormick & Co., Inc.	1,224,860	47,231
	The Pepsi Bottling Group, Inc.	1,276,946	39,470
	Tyson Foods, Inc.	2,350,592	38,667
	Molson Coors Brewing Co. Class B	426,513	32,603
	Wm. Wrigley Jr. Co. Class B	415,980	21,381
			10,980,541
Energy (9.8%)
	ExxonMobil Corp.	54,367,107	4,166,151
	Chevron Corp.	20,320,540	1,494,169
	ConocoPhillips Co.	15,340,930	1,103,780
	Schlumberger Ltd.	10,982,636	693,663
	Occidental Petroleum Corp.	8,030,738	392,141
	Marathon Oil Corp.	3,276,609	303,086
	Halliburton Co.	9,372,792	291,025
	Valero Energy Corp.	5,635,839	288,330
	Devon Energy Corp.	4,120,013	276,371
	Baker Hughes, Inc.	2,989,647	223,207
*	Transocean Inc.	2,725,552	220,470
	Apache Corp.	3,070,521	204,220
	Anadarko Petroleum Corp.	4,285,481	186,504
	XTO Energy, Inc.	3,410,921	160,484
	Williams Cos., Inc.	5,558,638	145,192
	EOG Resources, Inc.	2,269,451	141,727
*	Weatherford International Ltd.	3,166,555	132,330
	Hess Corp.	2,523,498	125,090
	Chesapeake Energy Corp.	3,876,807	112,621
	Kinder Morgan, Inc.	999,634	105,711
	El Paso Corp.	6,575,192	100,469
*	National Oilwell Varco Inc.	1,635,844	100,081
	Peabody Energy Corp.	2,459,124	99,373
	Noble Corp.	1,263,700	96,231
	Murphy Oil Corp.	1,743,600	88,662
*	Nabors Industries, Inc.	2,790,280	83,095
	BJ Services Co.	2,732,506	80,117
	Smith International, Inc.	1,858,597	76,333
	Sunoco, Inc.	1,147,572	71,563
	CONSOL Energy, Inc.	1,702,188	54,691
	Rowan Cos., Inc.	1,030,211	34,203
			11,651,090
Financials (22.2%)
	Citigroup, Inc.	45,802,453	2,551,197
	Bank of America Corp.	41,859,628	2,234,886

10

		Market
		Value•
	Shares	($000)
American International Group, Inc.	24,233,107	1,736,544
JPMorgan Chase & Co.	32,335,680	1,561,813
Wells Fargo & Co.	31,468,862	1,119,033
Wachovia Corp.	17,766,916	1,011,826
Morgan Stanley	9,867,227	803,488
The Goldman Sachs Group, Inc.	3,969,363	791,293
Merrill Lynch & Co., Inc.	8,239,833	767,128
American Express Co.	11,230,135	681,332
U.S. Bancorp	16,385,747	593,000
Fannie Mae	9,088,892	539,789
Freddie Mac	6,459,674	438,612
MetLife, Inc.	7,086,398	418,168
Washington Mutual, Inc.	8,810,819	400,804
Lehman Brothers Holdings, Inc.	4,940,891	385,982
Prudential Financial, Inc.	4,446,262	381,756
The Allstate Corp.	5,825,341	379,288
The St. Paul Travelers Cos., Inc.	6,431,917	345,330
Capital One Financial Corp.	3,802,960	292,143
The Bank of New York Co., Inc.	7,123,378	280,447
SunTrust Banks, Inc.	3,301,082	278,776
The Hartford Financial Services Group Inc.	2,954,247	275,661
Regions Financial Corp.	6,795,999	254,170
Countrywide Financial Corp.	5,789,254	245,754
BB&T Corp.	5,042,216	221,505
National City Corp.	5,887,036	215,230
Fifth Third Bancorp	5,201,920	212,915
AFLAC Inc.	4,609,436	212,034
Simon Property Group, Inc. REIT	2,062,682	208,929
State Street Corp.	3,095,399	208,754
The Chubb Corp.	3,837,127	203,022
PNC Financial Services Group	2,738,688	202,772
SLM Corp.	3,810,146	185,821
Charles Schwab Corp.	9,534,415	184,396
ACE Ltd.	3,034,563	183,803
Bear Stearns Co., Inc.	1,093,483	177,997
Lincoln National Corp.	2,676,380	177,712
Loews Corp.	4,259,434	176,639
Progressive Corp. of Ohio	7,100,009	171,962
Franklin Resources Corp.	1,553,809	171,183
The Chicago Mercantile Exchange	324,526	165,427
Mellon Financial Corp.	3,839,135	161,820
Equity Office Properties Trust REIT	3,276,306	157,820
Marsh & McLennan Cos., Inc.	5,137,216	157,507
Moody’s Corp.	2,190,740	151,293

			Market
			Value•
		Shares	($000)
	The Principal Financial Group, Inc.	2,514,543	147,604
	Vornado Realty Trust REIT	1,203,622	146,240
	KeyCorp	3,743,288	142,357
	Genworth Financial Inc.	4,131,286	141,331
	ProLogis REIT	2,306,469	140,164
	Equity Residential REIT	2,723,095	138,197
	Ameriprise Financial, Inc.	2,255,356	122,917
	Boston Properties, Inc. REIT	1,088,966	121,834
	XL Capital Ltd. Class A	1,683,181	121,223
	Archstone-Smith Trust REIT	2,035,601	118,492
	Legg Mason Inc.	1,224,964	116,433
	Marshall & Ilsley Corp.	2,377,967	114,404
	Public Storage, Inc. REIT	1,142,043	111,349
	T. Rowe Price Group Inc.	2,457,401	107,560
	Northern Trust Corp.	1,747,445	106,052
	CIT Group Inc.	1,848,408	103,086
	Aon Corp.	2,886,566	102,011
	Kimco Realty Corp. REIT	2,106,855	94,703
	Synovus Financial Corp.	3,029,292	93,393
	MBIA, Inc.	1,256,552	91,804
*	E*TRADE Financial Corp.	3,981,288	89,261
	M & T Bank Corp.	722,031	88,203
	Ambac Financial Group, Inc.	988,918	88,083
	Comerica, Inc.	1,480,723	86,889
	Sovereign Bancorp, Inc.	3,350,225	85,062
	Zions Bancorp	996,659	82,165
	Cincinnati Financial Corp.	1,614,834	73,168
	Compass Bancshares Inc.	1,210,167	72,187
	UnumProvident Corp.	3,192,944	66,349
	Plum Creek Timber Co. Inc. REIT	1,650,200	65,761
	Commerce Bancorp, Inc.	1,748,040	61,653
	Safeco Corp.	981,114	61,369
*	Realogy Corp.	1,998,251	60,587
	Torchmark Corp.	914,136	58,285
*	CB Richard Ellis Group, Inc.	1,722,387	57,183
	Huntington Bancshares Inc.	2,214,983	52,606
	Apartment Investment &Management Co. Class A REIT	899,418	50,385
	First Horizon National Corp.	1,160,114	48,470
	MGIC Investment Corp.	773,774	48,392
	Janus Capital Group Inc.	1,848,884	39,917
	Federated Investors, Inc.	842,324	28,454
			26,422,344
Health Care (12.0%)
	Johnson & Johnson	27,026,097	1,784,263
	Pfizer Inc.	67,211,670	1,740,782
	Merck & Co., Inc.	20,236,877	882,328
*	Amgen, Inc.	10,873,622	742,777
	Abbott Laboratories	14,307,063	696,897
	UnitedHealth Group Inc.	12,555,927	674,630
	Wyeth	12,553,131	639,205
	Medtronic, Inc.	10,730,203	574,173
	Bristol-Myers Squibb Co.	18,332,660	482,516

11

			Market
			Value•
		Shares	($000)
	Eli Lilly & Co.	9,176,704	478,106
*	WellPoint Inc.	5,779,429	454,783
	Schering-Plough Corp.	13,819,619	326,696
	Baxter International, Inc.	6,100,417	282,998
*	Gilead Sciences, Inc.	4,286,183	278,302
	Cardinal Health, Inc.	3,775,278	243,241
	Caremark Rx, Inc.	3,975,177	227,022
	Aetna Inc.	4,865,790	210,105
*	Celgene Corp.	3,471,604	199,721
*	Boston Scientific Corp.	10,991,546	188,835
*	Zimmer Holdings, Inc.	2,224,500	174,356
*	Thermo Fisher Scientific, Inc.	3,803,912	172,279
	Allergan, Inc.	1,433,130	171,603
	Becton, Dickinson & Co.	2,298,949	161,271
*	Biogen Idec Inc.	3,142,417	154,576
	Stryker Corp.	2,770,577	152,687
*	Genzyme Corp.	2,450,129	150,879
*	Forest Laboratories, Inc.	2,952,240	149,383
*	Medco Health Solutions, Inc.	2,735,119	146,165
	McKesson Corp.	2,758,794	139,871
	CIGNA Corp.	955,991	125,780
*	St. Jude Medical, Inc.	3,294,783	120,457
	Biomet, Inc.	2,282,953	94,218
*	Express Scripts Inc.	1,262,436	90,390
*	Laboratory Corp. of America Holdings	1,168,875	85,877
*	Humana Inc.	1,549,472	85,701
	AmerisourceBergen Corp.	1,790,539	80,503
	C.R. Bard, Inc.	959,872	79,641
	Quest Diagnostics, Inc.	1,490,922	79,019
*	Coventry Health Care Inc.	1,485,341	74,341
*	MedImmune Inc.	2,229,727	72,176
	Applera Corp.–Applied Biosystems Group	1,707,711	62,656
	IMS Health, Inc.	1,849,729	50,831
*	Barr Pharmaceuticals Inc.	991,597	49,699
*	Hospira, Inc.	1,452,355	48,770
	Health Management Associates Class A	2,242,339	47,336
*	Waters Corp.	945,912	46,321
*	Patterson Cos.	1,295,249	45,994
	Mylan Laboratories, Inc.	1,976,467	39,450
*	King Pharmaceuticals, Inc.	2,268,024	36,107
*	Millipore Corp.	498,154	33,177
	Manor Care, Inc.	689,818	32,366
*	Tenet Healthcare Corp.	4,397,037	30,647
	Bausch & Lomb, Inc.	501,146	26,090
	PerkinElmer, Inc.	1,146,215	25,480
*	Watson Pharmaceuticals, Inc.	955,147	24,862
			14,268,339
Industrials (10.8%)
	General Electric Co.	96,086,342	3,575,373
	United Parcel Service, Inc.	10,006,944	750,321

			Market
			Value•
		Shares	($000)
	The Boeing Co.	7,370,768	654,819
	United Technologies Corp.	9,355,422	584,901
	Tyco International Ltd.	18,538,974	563,585
	3M Co.	6,863,955	534,908
	Caterpillar, Inc.	6,063,874	371,897
	Honeywell International Inc.	7,610,953	344,320
	Emerson Electric Co.	7,479,206	329,758
	FedEx Corp.	2,858,196	310,457
	Lockheed Martin Corp.	3,319,018	305,582
	General Dynamics Corp.	3,771,851	280,437
	Burlington Northern Santa Fe Corp.	3,348,287	247,137
	Union Pacific Corp.	2,514,113	231,349
	Raytheon Co.	4,144,575	218,834
	Northrop Grumman Corp.	3,219,708	217,974
	Deere & Co.	2,155,045	204,880
	Norfolk Southern Corp.	3,699,559	186,051
	Waste Management, Inc.	4,987,016	183,373
	Illinois Tool Works, Inc.	3,910,247	180,614
	Danaher Corp.	2,209,211	160,035
	PACCAR, Inc.	2,314,538	150,214
	CSX Corp.	4,056,468	139,664
	Southwest Airlines Co.	7,380,993	113,077
	Ingersoll-Rand Co.	2,857,926	111,831
	Masco Corp.	3,674,440	109,756
	Textron, Inc.	1,169,306	109,646
	Eaton Corp.	1,388,803	104,355
	Rockwell Collins, Inc.	1,558,559	98,641
	ITT Industries, Inc.	1,721,614	97,822
	Rockwell Automation, Inc.	1,586,197	96,885
	Pitney Bowes, Inc.	2,068,180	95,529
	L-3 Communications Holdings, Inc.	1,164,483	95,231
	Dover Corp.	1,903,088	93,289
	Parker Hannifin Corp.	1,099,191	84,506
	Cooper Industries, Inc. Class A	847,357	76,626
	American Standard Cos., Inc.	1,616,883	74,134
	R.R. Donnelley & Sons Co.	2,020,807	71,820
	Fluor Corp.	820,666	67,007
*	Terex Corp.	947,933	61,218
	Avery Dennison Corp.	879,951	59,775
	Robert Half International, Inc.	1,562,030	57,983
	Cummins Inc.	488,993	57,789
*	Monster Worldwide Inc.	1,196,581	55,809
	Goodrich Corp.	1,162,882	52,969
	Cintas Corp.	1,272,114	50,516
	American Power Conversion Corp.	1,575,695	48,201
	W.W. Grainger, Inc.	681,611	47,672
	Equifax, Inc.	1,166,328	47,353
	Pall Corp.	1,141,945	39,454

12

			Market
			Value•
		Shares	($000)
*	Allied Waste Industries, Inc.	2,368,814	29,113
	Ryder System, Inc.	566,030	28,902
*	Raytheon Co. Warrants Exp. 6/16/11	60,569	1,085
			12,864,477
Information Technology (15.0%)
	Microsoft Corp.	80,637,904	2,407,848
*	Cisco Systems, Inc.	56,606,489	1,547,055
	International Business Machines Corp.	14,041,288	1,364,111
	Intel Corp.	53,747,348	1,088,384
	Hewlett-Packard Co.	25,530,969	1,051,621
*	Google Inc.	1,997,673	919,889
*	Apple Computer, Inc.	7,927,892	672,602
*	Oracle Corp.	37,290,500	639,159
	QUALCOMM Inc.	15,404,106	582,121
*	Dell Inc.	21,174,713	531,274
	Motorola, Inc.	22,534,231	463,304
	Texas Instruments, Inc.	13,831,938	398,360
*	eBay Inc.	10,785,934	324,333
*	Yahoo! Inc.	11,411,238	291,443
*	Corning, Inc.	14,581,499	272,820
*	EMC Corp.	20,529,530	270,990
	Automatic Data Processing, Inc.	5,132,379	252,770
	Applied Materials, Inc.	12,946,681	238,866
*	Adobe Systems, Inc.	5,437,512	223,591
*	Symantec Corp.	8,743,635	182,305
	First Data Corp.	7,138,263	182,169
*	Sun Microsystems, Inc.	32,807,349	177,816
	Western Union Co.	7,144,463	160,179
*	Xerox Corp.	8,997,773	152,512
*	Electronic Arts Inc.	2,875,614	144,816
*	Broadcom Corp.	4,371,352	141,238
*	Network Appliance, Inc.	3,484,623	136,876
	Electronic Data Systems Corp.	4,821,198	132,824
*	Agilent Technologies, Inc.	3,809,402	132,758
	Paychex, Inc.	3,155,987	124,788
*	NVIDIA Corp.	3,314,168	122,657
	Analog Devices, Inc.	3,187,932	104,787
*	Advanced Micro Devices, Inc.	5,113,700	104,064
*	Cognizant Technology Solutions Corp.	1,321,703	101,983
*	Juniper Networks, Inc.	5,273,519	99,880
*	Intuit, Inc.	3,249,935	99,156
*	Micron Technology, Inc.	7,032,131	98,169
	KLA-Tencor Corp.	1,855,760	92,324
	Maxim Integrated Products, Inc.	2,989,252	91,531
*	SanDisk Corp.	2,097,595	90,260
*	Autodesk, Inc.	2,159,687	87,381
	CA, Inc.	3,828,256	86,710
*	Computer Sciences Corp.	1,600,647	85,427

			Market
			Value•
		Shares	($000)
*	Fiserv, Inc.	1,614,239	84,618
	Linear Technology Corp.	2,786,623	84,490
	Xilinx, Inc.	3,134,170	74,625
*	NCR Corp.	1,661,067	71,027
*	Lexmark International, Inc.	912,788	66,816
*	Altera Corp.	3,372,892	66,379
*	BMC Software, Inc.	1,911,641	61,555
	National Semiconductor Corp.	2,689,760	61,058
	Fidelity National Information Services, Inc.	1,508,942	60,494
*	Avaya Inc.	4,232,889	59,176
*	VeriSign, Inc.	2,284,956	54,953
*	Affiliated Computer Services, Inc. Class A	1,105,244	53,980
*	Citrix Systems, Inc.	1,683,266	45,532
	Jabil Circuit, Inc.	1,721,524	42,263
*	Tellabs, Inc.	4,118,014	42,251
	Molex, Inc.	1,317,367	41,668
*	Comverse Technology, Inc.	1,884,492	39,782
*	Novellus Systems, Inc.	1,153,058	39,688
	Sabre Holdings Corp.	1,234,872	39,380
	Symbol Technologies, Inc.	2,376,449	35,504
*	LSI Logic Corp.	3,737,442	33,637
*	JDS Uniphase Corp.	1,965,313	32,742
*	QLogic Corp.	1,470,637	32,236
*	Convergys Corp.	1,284,401	30,543
*	Solectron Corp.	8,524,998	27,451
*	Compuware Corp.	3,283,252	27,350
*	Teradyne, Inc.	1,768,950	26,463
*	Unisys Corp.	3,211,918	25,181
	Tektronix, Inc.	768,847	22,427
*	Ciena Corp.	787,027	21,809
*	Novell, Inc.	3,165,387	19,625
*	Sanmina-SCI Corp.	4,975,127	17,164
*	ADC Telecommunications, Inc.	1,094,657	15,905
*	PMC Sierra Inc.	1,959,158	13,146
*	Parametric Technology Corp.	379,100	6,831
	Molex, Inc. Class A	4,051	112
			17,951,012
Materials (2.9%)
	E.I. du Pont de Nemours & Co.	8,573,859	417,633
	Dow Chemical Co.	8,903,738	355,615
	Monsanto Co.	5,064,318	266,029
	Alcoa Inc.	8,082,580	242,558
	Phelps Dodge Corp.	1,901,437	227,640
	Newmont Mining Corp. (Holding Co.)	4,196,624	189,478
	Praxair, Inc.	3,009,817	178,572
	Weyerhaeuser Co.	2,204,759	155,766
	Nucor Corp.	2,816,062	153,926
	International Paper Co.	4,240,882	144,614
	Air Products & Chemicals, Inc.	2,053,848	144,344

13

			Market
			Value•
		Shares	($000)
	Freeport-McMoRan Copper & Gold, Inc. Class B	1,835,611	102,299
	PPG Industries, Inc.	1,540,387	98,908
	Allegheny Technologies Inc.	938,879	85,138
	United States Steel Corp.	1,104,299	80,768
	Vulcan Materials Co.	880,071	79,092
	Ecolab, Inc.	1,662,166	75,130
	Rohm & Haas Co.	1,323,382	67,651
	MeadWestvaco Corp.	1,688,914	50,769
	Sealed Air Corp.	751,447	48,784
	Sigma-Aldrich Corp.	614,647	47,770
	Temple-Inland Inc.	997,184	45,900
	Eastman Chemical Co.	766,954	45,488
*	Pactiv Corp.	1,240,344	44,268
	Ball Corp.	971,915	42,376
	Ashland, Inc.	533,316	36,895
	International Flavors & Fragrances, Inc.	727,869	35,782
	Bemis Co., Inc.	977,986	33,232
*	Hercules, Inc.	1,058,526	20,440
			3,516,865
Telecommunication Services (3.5%)
	AT&T Inc.	35,821,382	1,280,614
	Verizon Communications Inc.	27,214,052	1,013,451
	BellSouth Corp.	17,002,851	801,004
	Sprint Nextel Corp.	26,984,583	509,739
	Alltel Corp.	3,482,754	210,637
*	Qwest Communications International Inc.	14,989,597	125,463
	Embarq Corp.	1,393,440	73,239
	Windstream Corp.	4,444,196	63,196
	CenturyTel, Inc.	1,069,967	46,715
	Citizens Communications Co.	3,000,499	43,117
			4,167,175
Utilities (3.5%)
	Duke Energy Corp.	11,705,159	388,728
	Exelon Corp.	6,254,197	387,072
	Dominion Resources, Inc.	3,297,114	276,430
	Southern Co.	6,923,317	255,193
	TXU Corp.	4,280,751	232,060
	FPL Group, Inc.	3,768,108	205,060
	FirstEnergy Corp.	2,975,439	179,419
	Entergy Corp.	1,928,144	178,006
	American Electric Power Co., Inc.	3,687,295	157,005
	Public Service Enterprise Group, Inc.	2,350,817	156,047
	PG&E Corp.	3,251,348	153,886
	Edison International	3,036,962	138,121
	Sempra Energy	2,443,794	136,950
*	AES Corp.	6,191,094	136,452
	PPL Corp.	3,556,714	127,473
	Progress Energy, Inc.	2,369,479	116,294

		Market
		Value•
	Shares	($000)
Constellation Energy Group, Inc.	1,677,854	115,554
Consolidated Edison Inc.	2,393,676	115,064
Ameren Corp.	1,922,593	103,301
Xcel Energy, Inc.	3,792,638	87,458
DTE Energy Co.	1,658,871	80,306
* Allegheny Energy, Inc.	1,540,399	70,720
KeySpan Corp.	1,633,852	67,282
Questar Corp.	800,351	66,469
NiSource, Inc.	2,544,746	61,328
CenterPoint Energy Inc.	2,916,048	48,348
Pinnacle West Capital Corp.	930,722	47,178
* CMS Energy Corp.	2,075,114	34,654
TECO Energy, Inc.	1,951,626	33,627
* Dynegy, Inc.	3,528,562	25,547
Nicor Inc.	417,456	19,537
Peoples Energy Corp.	359,280	16,013
		4,216,582
Total Common Stocks
(Cost $71,723,861)		118,642,611
Temporary Cash Investments (0.4%)[1]
Money Market Fund (0.4%)
[2] Vanguard Market Liquidity Fund, 5.294%	442,472,408	442,472
[2] Vanguard Market Liquidity Fund,5.294%—Note E	40,704,100	40,704
		483,176
	Face
	Amount
	($000)
U.S. Agency Obligations (0.0%)
[3] Federal Home Loan Mortgage Corp.
4 5.189%, 4/9/07	5,000	4,931
[3] Federal National Mortgage Assn.
4 5.215%, 4/9/07	20,000	19,725
		24,656
Total Temporary Cash Investments
(Cost $507,827)		507,832
Total Investments (99.9%)
(Cost $72,231,688)		119,150,443
Other Assets and Liabilities (0.1%)
Other Assets—Note B		428,523
Liabilities—Note E		(386,735)
		41,788
Net Assets (100%)		119,192,231

14

At December 31, 2006, net assets consisted of:[5]
Amount
($000)
Paid-in Capital	79,038,486
Overdistributed Net Investment Income	(156,245)
Accumulated Net Realized Losses	(6,610,214)
Unrealized Appreciation (Depreciation)
Investment Securities	46,918,755
Futures Contracts	1,449
Net Assets	119,192,231

Investor Shares—Net Assets
Applicable to 551,446,942 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	72,012,656
Net Asset Value Per Share—
Investor Shares	$130.59

Admiral Shares—Net Assets
Applicable to 355,818,124 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	46,466,723
Net Asset Value Per Share—
Admiral Shares	$130.59

Signal Shares—Net Assets
Applicable to 6,608,880 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	712,852
Net Asset Value Per Share—
Signal Shares	$107.86

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. See Note E in Notes to Financial Statements.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0%, respectively, of net assets. See Note C in Notes to Financial Statements.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.

4 Securities with a value of $24,656,000 have been segregated as initial margin for open futures contracts.

5 See Note C in Notes to Financial Statements for the tax-basis components of net assets.

REIT—Real Estate Investment Trust.

15

Statement of Operations

Year Ended
December 31, 2006
($000)
Investment Income
Income
Dividends	2,118,800
Interest[1]	9,933
Security Lending	3,124
Total Income	2,131,857
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,174
Management and Administrative—Investor Shares	104,022
Management and Administrative—Admiral Shares	27,922
Management and Administrative—Signal Shares	34
Marketing and Distribution—Investor Shares	16,120
Marketing and Distribution—Admiral Shares	6,832
Marketing and Distribution—Signal Shares	1
Custodian Fees	349
Auditing Fees	28
Shareholders’ Reports
Investor Shares	1,540
Admiral Shares	70
Signal Shares	—
Trustees’ Fees and Expenses	116
Total Expenses	158,208
Net Investment Income	1,973,649
Realized Net Gain (Loss)
Investment Securities Sold	(761,798)
Futures Contracts	15,675
Realized Net Gain (Loss)	(746,123)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	15,116,181
Futures Contracts	3,633
Change in Unrealized Appreciation (Depreciation)	15,119,814
Net Increase (Decrease) in Net Assets Resulting from Operations	16,347,340

1 Interest income from an affiliated company of the fund was $8,611,000.

16

Statement of Changes in Net Assets

	Year Ended December 31,
	2006	2005
	($000)	($000)
Increase (Decrease) In Net Assets
Operations
Net Investment Income	1,973,649	1,866,932
Realized Net Gain (Loss)	(746,123)	407,622
Change in Unrealized Appreciation (Depreciation)	15,119,814	2,681,084
Net Increase (Decrease) in Net Assets Resulting from Operations	16,347,340	4,955,638
Distributions
Net Investment Income
Investor Shares	(1,208,833)	(1,324,414)
Admiral Shares	(780,509)	(566,269)
Signal Shares	(3,554)	—
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Total Distributions	(1,992,896)	(1,890,683)
Capital Share Transactions—Note F
Investor Shares	(6,327,783)	(16,859,513)
Admiral Shares	3,047,783	14,619,185
Signal Shares	714,446	—
Net Increase (Decrease) from Capital Share Transactions	(2,565,554)	(2,240,328)
Total Increase (Decrease)	11,788,890	824,627
Net Assets
Beginning of Period	107,403,341	106,578,714
End of Period[1]	119,192,231	107,403,341

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($156,245,000) and ($136,998,000).

17

Financial Highlights

500 Index Fund Investor Shares

			Year Ended December 31,
For a Share Outstanding Throughout Each Period	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$114.92	$111.64	$102.67	$ 81.15	$105.89
Investment Operations
Net Investment Income	2.11	1.95	1.95[1]	1.44	1.32
Net Realized and Unrealized Gain (Loss) on Investments	15.70	3.31	8.97	21.51	(24.70)
Total from Investment Operations	17.81	5.26	10.92	22.95	(23.38)
Distributions
Dividends from Net Investment Income	(2.14)	(1.98)	(1.95)	(1.43)	(1.36)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.14)	(1.98)	(1.95)	(1.43)	(1.36)
Net Asset Value, End of Period	$130.59	$114.92	$111.64	$102.67	$ 81.15

Total Return[2]	15.64%	4.77%	10.74%	28.50%	–22.15%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$72,013	$69,375	$84,167	$75,342	$56,224
Ratio of Total Expenses to Average Net Assets	0.18%	0.18%	0.18%	0.18%	0.18%
Ratio of Net Investment
Income to Average Net Assets	1.74%	1.75%	1.86%[1]	1.61%	1.43%
Portfolio Turnover Rate[3]	5%	6%	3%	1%	6%

1 Net investment income per share and the ratio of net investment income to average net assets include $0.32 and 0.31%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

2 Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

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500 Index Fund Admiral Shares

			Year Ended December 31,
For a Share Outstanding Throughout Each Period	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$114.92	$111.64	$102.68	$ 81.15	$105.89
Investment Operations
Net Investment Income	2.222	2.052	2.03[1]	1.507	1.374
Net Realized and Unrealized Gain (Loss) on Investments	15.700	3.310	8.97	21.510	(24.700)
Total from Investment Operations	17.922	5.362	11.00	23.017	(23.326)
Distributions
Dividends from Net Investment Income	(2.252)	(2.082)	(2.04)	(1.487)	(1.414)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.252)	(2.082)	(2.04)	(1.487)	(1.414)
Net Asset Value, End of Period	$130.59	$114.92	$111.64	$102.68	$ 81.15

Total Return	15.75%	4.87%	10.82%	28.59%	–22.10%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$46,467	$38,028	$22,412	$18,098	$11,922
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	1.83%	1.84%	1.96%[1]	1.67%	1.50%
Portfolio Turnover Rate[2]	5%	6%	3%	1%	6%

1 Net investment income per share and the ratio of net investment income to average net assets include $0.32 and 0.31%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

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500 Index Fund Signal Shares

Sept. 29, 2006[1] to
For a Share Outstanding Throughout the Period	Dec. 31, 2006
Net Asset Value, Beginning of Period	$101.61
Investment Operations
Net Investment Income	.502
Net Realized and Unrealized Gain (Loss) on Investments	6.287
Total from Investment Operations	6.789
Distributions
Dividends from Net Investment Income	(.539)
Distributions from Realized Capital Gains	—
Total Distributions	(.539)
Net Asset Value, End of Period	$107.86

Total Return	6.68%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$713
Ratio of Total Expenses to Average Net Assets	0.09%*
Ratio of Net Investment Income to Average Net Assets	1.83%*
Portfolio Turnover Rate[2]	5%

1 Inception.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

*	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

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Notes to Financial Statements

Vanguard 500 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, Admiral Shares, and Signal Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria. Signal Shares are designed for institutional investors who meet certain administrative, servicing, and account-size criteria. Signal Shares were first issued on September 29, 2006.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market

21

Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2006, the fund had contributed capital of $7,047,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 7.04% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2006, the fund realized $344,693,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchange fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2006, the fund had $15,978,000 of ordinary income available for distribution. The fund had available realized losses of $6,571,975,000 to offset future net capital gains of $193,358,000 through December 31, 2008, $890,248,000 through December 31, 2009, $3,087,963,000 through December 31, 2010, $145,498,000 through December 31, 2011, $44,874,000 through December 31, 2012, $757,853,000 through December 31, 2013, $1,156,454,000 through December 31, 2014, and $295,727,000 through December 31, 2015.

At December 31, 2006, the cost of investment securities for tax purposes was $72,264,866,000. Net unrealized appreciation of investment securities for tax purposes was $46,885,577,000, consisting of unrealized gains of $51,548,019,000 on securities that had risen in value since their purchase and $4,662,442,000 in unrealized losses on securities that had fallen in value since their purchase.

22

At December 31, 2006, the aggregate settlement value of open futures contracts expiring in March 2007 and the related unrealized appreciation (depreciation) were:

			($000)
		Aggregate	Unrealized
	Number of	Settlement	Appreciation
Futures Contracts	Long Contracts	Value	(Depreciation)
S&P 500 Index	1,278	456,374	1,595
E-mini S&P 500 Index	550	39,281	(146)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. During the year ended December 31, 2006, the fund purchased $5,384,897,000 of investment securities and sold $8,366,126,000 of investment securities other than temporary cash investments.

E. The market value of securities on loan to broker-dealers at December 31, 2006, was $38,777,000, for which the fund received cash collateral of $40,704,000.

F. Capital share transactions for each class of shares were:

	Year Ended December 31,
		2006		2005
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	8,512,324	70,581	10,254,612	92,341
Issued in Lieu of Cash Distributions	1,161,025	9,522	1,263,113	11,331
Redeemed	(16,001,132)	(132,338)	(28,377,238)	(253,914)
Net Increase (Decrease)—Investor Shares	(6,327,783)	(52,235)	(16,859,513)	(150,242)
Admiral Shares
Issued	8,509,544	70,199	18,807,375	167,602
Issued in Lieu of Cash Distributions	682,499	5,590	487,001	4,337
Redeemed	(6,144,260)	(50,873)	(4,675,191)	(41,782)
Net Increase (Decrease)—Admiral Shares	3,047,783	24,916	14,619,185	130,157
Signal Shares
Issued	717,342	6,636	—	—
Issued in Lieu of Cash Distributions	3,554	33	—	—
Redeemed	(6,450)	(60)	—	—
Net Increase (Decrease)—Signal Shares	714,446	6,609	—	—

23

G. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements. FIN 48 will be effective for the fund’s fiscal year ending December 31, 2007. Management is in the process of analyzing the fund’s tax positions for purposes of implementing FIN 48; based on the analysis completed to date, management does not believe the adoption of FIN 48 will result in any material impact to the fund’s financial statements.

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Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard Index Funds and Shareholders of Vanguard 500 Index Fund:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard 500 Index Fund (one of the funds constituting Vanguard Index Funds, hereafter referred to as the “Fund”) at December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the custodian and broker and by agreement to the underlying ownership records for the Vanguard Market Liquidity Fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 9, 2007

Special 2006 tax information (unaudited) for Vanguard 500 Index Fund

This information for the fiscal year ended December 31, 2006, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $1,992,896,000 of qualified dividend income to shareholders during the fiscal year.

For corporate shareholders, 100% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.

25

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: 500 Index Fund Investor Shares[1]
Periods Ended December 31, 2006
	One	Five	Ten
	Year	Years	Years
Returns Before Taxes	15.64%	6.07%	8.34%
Returns After Taxes on Distributions	15.34	5.72	7.85
Returns After Taxes on Distributions and Sale of Fund Shares	10.53	5.11	7.12

1 Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.

26

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended December 31, 2006[1]
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
500 Index Fund	6/30/2006	12/31/2006	Period[2]
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,126.63	$0.91
Admiral Shares	1,000.00	1,127.04	0.48
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.35	$0.87
Admiral Shares	1,000.00	1,024.75	0.46

1 This table does not include data for share classes with fewer than six months of history.

2 The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.17% for Investor Shares and 0.09% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

27

Note that the expenses shown in the table on page 27 are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs or account maintenance fees. They do not include your fund’s low-balance fee, which is described in the prospectus. If this fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.

28

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund represented by stocks or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Yield. A snapshot of a fund’s income from interest and dividends. The yield, expressed as a percentage of the fund’s net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year. The index yield is based on the current annualized rate of income provided by securities in the index.

29

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]
Born 1954	Principal Occupation(s) During the Past Five Years: Chairman of the Board, Chief
Trustee since May 1987;	Executive Officer, and Director/Trustee of The Vanguard Group, Inc., and of each
Chairman of the Board and	of the investment companies served by The Vanguard Group.
Chief Executive Officer
145 Vanguard Funds Overseen

Independent Trustees

Charles D. Ellis
Born 1937	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures
Trustee since January 2001	in education); Senior Advisor to Greenwich Associates (international business strategy
145 Vanguard Funds Overseen	consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business
at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Rajiv L. Gupta
Born 1945	Principal Occupation(s) During the Past Five Years: Chairman and Chief Executive Officer
Trustee since December 20012	of Rohm and Haas Co. (chemicals); Board Member of the American Chemistry Council;
145 Vanguard Funds Overseen	Director of Tyco International, Ltd. (diversified manufacturing and services) (since 2005);
Trustee of Drexel University and of the Chemical Heritage Foundation.

Amy Gutmann
Born 1949	Principal Occupation(s) During the Past Five Years: President of the University of
Trustee since June 2006	Pennsylvania since 2004; Professor in the School of Arts and Sciences, Annenberg School
145 Vanguard Funds Overseen	for Communication, and Graduate School of Education of the University of Pennsylvania
since 2004; Provost (2001–2004) and Laurance S. Rockefeller Professor of Politics and the
University Center for Human Values (1990–2004), Princeton University; Director of Carnegie
Corporation of New York and of Philadelphia 2016 (since 2005) and of Schuylkill River
Development Corporation and Greater Philadelphia Chamber of Commerce (since 2004).

JoAnn Heffernan Heisen
Born 1950	Principal Occupation(s) During the Past Five Years: Corporate Vice President and Chief
Trustee since July 1998	Global Diversity Officer (since January 2006), Vice President and Chief Information
145 Vanguard Funds Overseen	Officer (1997–2005), and Member of the Executive Committee of Johnson & Johnson
(pharmaceuticals/consumer products); Director of the University Medical Center at
Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952	Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance and
Trustee since December 2004	Banking, Harvard Business School (since 2000); Senior Associate Dean, Director of Faculty
145 Vanguard Funds Overseen	Recruiting, and Chair of Finance Faculty, Harvard Business School; Director and Chairman
of UNX, Inc. (equities trading firm) (since 2003); Director of registered investment companies advised by Merrill Lynch Investment Managers and affiliates (1985–2004),
Genbel Securities Limited (South African financial services firm) (1999–2003), Gensec
Bank (1999–2003), Sanlam, Ltd. (South African insurance company) (2001–2003), and
Stockback, Inc. (credit card firm) (2000–2002).

Alfred M. Rankin, Jr.
Born 1941	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive
Trustee since January 1993	Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/ lignite);
145 Vanguard Funds Overseen	Director of Goodrich Corporation (industrial products/aircraft systems and services).

J. Lawrence Wilson
Born 1936	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive
Trustee since April 1985	Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines),
145 Vanguard Funds Overseen	MeadWestvaco Corp. (packaging products), and AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers[1]

Heidi Stam
Born 1956	Principal Occupation(s) During the Past Five Years: Managing Director of the Vanguard
Secretary since July 2005	Group, Inc., since 2006; General Counsel of The Vanguard Group since 2005; Secretary of
145 Vanguard Funds Overseen	The Vanguard Group, and of each of the investment companies served by The Vanguard
Group, since 2005; Principal of The Vanguard Group (1997-2006).

Thomas J. Higgins
Born 1957	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.;
Treasurer since July 1998	Treasurer of each of the investment companies served by The Vanguard Group.
145 Vanguard Funds Overseen

Vanguard Senior Management Team

R. Gregory Barton	Kathleen C. Gubanich	Michael S. Miller
Mortimer J. Buckley	Paul A. Heller	Ralph K. Packard
James H. Gately	F. William McNabb, III	George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.

2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard™ > www.vanguard.com

Fund Information > 800-662-7447	Vanguard, Admiral, Signal, Connect with Vanguard, and
the ship logo are trademarks of The Vanguard Group, Inc.
Direct Investor Account Services > 800-662-2739
S&P 500®, Standard & Poor’s 500, and 500 are
Institutional Investor Services > 800-523-1036	trademarks of The McGraw-Hill Companies, Inc., and
have been licensed for use by The Vanguard Group, Inc.
Text Telephone for the	Vanguard mutual funds are not sponsored, endorsed,
Hearing Impaired > 800-952-3335	sold, or promoted by Standard & Poor’s, and Standard &
Poor’s makes no representation regarding the advisability
of investing in the funds.

This material may be used in conjunction	All other marks are the exclusive property of their
with the offering of shares of any Vanguard	respective owners.
fund only if preceded or accompanied by
the fund’s current prospectus.	All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
You can review and copy information about your fund	guidelines by visiting our website, www.vanguard.com,
at the SEC’s Public Reference Room in Washington, D.C.	and searching for “proxy voting guidelines,” or by calling
To find out more about this public service, call the SEC	Vanguard at 800-662-2739. They are also available from
at 202-551-8090. Information about your fund is also	the SEC’s website, www.sec.gov. In addition, you may
available on the SEC’s website, and you can receive	obtain a free report on how your fund voted the proxies for
copies of this information, for a fee, by sending a	securities it owned during the 12 months ended June 30.
request in either of two ways: via e-mail addressed to	To get the report, visit either www.vanguard.com
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Commission, Washington, DC 20549-0102.

© 2007 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q400 022007

Vanguard® U.S. Stock Index Funds
Small-Capitalization Portfolios

> Annual Report

December 31, 2006

Vanguard Small-Cap Index Fund
Vanguard Small-Cap Growth Index Fund
Vanguard Small-Cap Value Index Fund

>  During the 2006 fiscal year, the Investor Shares of the three Vanguard small-capitalization index funds produced returns ranging from 11.9% to 19.2%.

>  All of the funds closely tracked their benchmark indexes, and all outperformed their peer groups’ average returns.

>  In the small-cap arena, value stocks outpaced growth issues, and the financials and industrials sectors performed particularly well.

Contents

Your Fund’s Total Returns	1
Chairman’s Letter	2
Small-Cap Index Fund	9
Small-Cap Growth Index Fund	26
Small-Cap Value Index Fund	42
Your Fund’s After-Tax Returns	60
About Your Fund’s Expenses	61
Glossary	63

Small-Cap Index Fund
Small-Cap Growth Index Fund
Small-Cap Value Index Fund

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2006
Total
Returns
Vanguard Small-Cap Index Fund
Investor Shares	15.6%
Admiral™ Shares[1]	15.8
Signal™ Shares	–0.8[2]
Institutional Shares[3]	15.8
ETF Shares[4]
Market Price	15.9
Net Asset Value	15.8
MSCI US Small Cap 1750 Index	15.8
Average Small-Cap Core Fund[5]	14.9

Vanguard Small-Cap Growth Index Fund
Investor Shares	11.9%
Institutional Shares	12.1
ETF Shares
Market Price	12.1
Net Asset Value	12.0
MSCI US Small Cap Growth Index	12.0
Average Small-Cap Growth Fund[5]	10.3

Vanguard Small-Cap Value Index Fund
Investor Shares	19.2%
Institutional Shares	19.4
ETF Shares
Market Price	19.5
Net Asset Value	19.4
MSCI US Small Cap Value Index	19.4
Average Small-Cap Value Fund[5]	16.6

1 A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

2 Return is since the share-class inception on December 15, 2006. Signal Shares also carry lower costs and are available to certain institutional shareholders who meet specific administrative, service, and account-size criteria.

3 This class of shares also carries low expenses and is available for a minimum investment of $5 million.

4 ETF shares are traded on the American Stock Exchange and are available only through brokers. The table shows ETF returns based on both the AMEX market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2.

5 Derived from data provided by Lipper Inc.

1

Chairman’s Letter

Dear Shareholder,

For the fiscal year ended December 31, all three Vanguard Small-Cap Index Funds tracked their indexes with precision and delivered healthy returns. In the small-capitalization arena, value-oriented stocks outperformed their growth counterparts by a considerable margin. The returns for all three Vanguard funds were superior to the average returns produced by their peers.

For taxable investors, it’s worth noting that the benefits of holding index funds can be even greater, as the funds’ low turnover and Vanguard’s disciplined management generally limit the distribution of realized capital gains. During 2006, none of the small-cap index funds distributed a capital gain. (For a report on the funds’ after-tax returns, see page 60.)

Strong second half pushed stocks to new high

Beginning in mid-July, stocks climbed steadily through the remainder of the year, with the Dow Jones Industrial Average setting a record high on December 27. For the year, the broad U.S. stock market gained 15.9%. Despite a soft housing sector and ongoing troubles within the U.S. auto industry, the economy continued to grow and corporate profits remained strong.

For the year, small-capitalization stocks beat out large-cap issues, and value stocks outperformed their growth-oriented counterparts. International stocks continued

2

to best domestic equities, particularly in emerging markets and Europe. A declining dollar further enhanced returns abroad for U.S.-based investors.

Bond returns remained modest as the Fed paused its rate hikes

The Federal Reserve Board extended its money-tightening campaign during the first half of the year, raising its target for the federal funds rate four times. The Fed then paused, leaving the target rate unchanged at 5.25% for the rest of the year, and inflation fears eased. Bond yields declined in the second half of the year, and short-term yields were higher than longer-term yields.

Fixed income returns for 2006 were modest, with the broad taxable bond market returning 4.3% and municipal bonds providing 4.8%.

2006 was a healthy year for small-cap stocks

In a robust market environment for stocks, small-cap stocks performed very well over the past 12 months. The Investor Shares of the Vanguard small-cap index funds produced returns ranging from 19.2% for the Small-Cap Value Index Fund to 11.9% for the Small-Cap Growth Index Fund.

The Small-Cap Index Fund, which combines the holdings of the two other funds, returned 15.6%. Results for all three funds were

Market Barometer
	Average Annual Total Returns
	Periods Ended December 31, 2006
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	15.5%	11.0%	6.8%
Russell 2000 Index (Small-caps)	18.4	13.6	11.4
Dow Jones Wilshire 5000 Index (Entire market)	15.9	11.5	7.6
MSCI All Country World Index ex USA (International)	27.2	21.8	16.9

Bonds
Lehman Aggregate Bond Index (Broad taxable market)	4.3%	3.7%	5.1%
Lehman Municipal Bond Index	4.8	4.3	5.5
Citigroup 3-Month Treasury Bill Index	4.8	3.0	2.3

CPI
Consumer Price Index	2.5%	3.1%	2.7%

3

superior to the average returns produced by their peer groups, which are largely actively managed funds.

Vanguard Quantitative Equity Group, which oversees the funds, once again succeeded in making sure each one closely tracked the performance of its target index. These results are a tribute to the adept portfolio-construction and trading methodologies continuously refined by the group.

The performance of the three funds reflected their respective weightings in the market’s different industry sectors. For example, the Small-Cap Value Fund had about 37% of its assets in financial stocks, which experienced healthy gains, particularly for banks and real estate investment trusts. In contrast, the Small-Cap Growth Fund had a sizable exposure (22% of assets) to the information technology sector, which produced more modest returns.

Each of the three funds held a different double-digit weighting in the industrials sector, which performed particularly well in 2006. There were detractors among the sectors as well, particularly the struggling homebuilding industry within the consumer discretionary sector, where poor performance dragged on returns for each of the funds.

Long-term returns show the value of indexing

Indexing is a long-term strategy, and over time the benefits of its market-matching approach become clear. While there will inevitably be years when the funds’ actively managed competitors perform better, it’s

Expense Ratios[1]
Your fund compared with its peer group
Expense
Ratio
Small-Cap Index Fund
Investor Shares	0.23%
Admiral Shares	0.13
Signal Shares	0.13[2]
Institutional Shares	0.08
ETF Shares	0.10
Average Small-Cap Core Fund	1.53
Small-Cap Growth Index Fund
Investor Shares	0.23%
Institutional Shares	0.08
ETF Shares	0.12
Average Small-Cap Growth Fund	1.68
Small-Cap Value Index Fund
Investor Shares	0.23%
Institutional Shares	0.08
ETF Shares	0.12
Average Small-Cap Value Fund	1.58

1 Fund expense ratios reflect the 12 months ended December 31, 2006. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2005.

2 Annualized.

4

no surprise when index funds outperform their competition, as each of the three small-cap index funds did in 2006.

The table below shows how the three funds have performed over the longer term in comparison with their competitors and target benchmarks. The table also shows what would have become of a hypothetical $10,000 initial investment in each fund’s Investor Shares. The Small-Cap Index Fund, for example, returned an average of 10.0% a year, which would have transformed the $10,000 initial investment into $25,993. The Small-Cap Growth and Value Index Funds are “younger”—they were opened in 1998—and the 2000–2002 bear market therefore figures more prominently in their long-term performance. Since inception, average annual returns for these two funds have been 8.1% and 10.2%, respectively.

The table also shows that two of the funds trailed the average returns of their peer groups. That is largely because, until 2003, the funds tracked indexes that did not reflect the small-cap stock market as it is viewed by active investment managers. Since May 2003, the funds have targeted indexes from Morgan Stanley Capital International that better represent the market from an active investment standpoint. We believe that, in the future, differences between the returns of these index funds and the average results of their actively managed competitors should depend more

Total Returns
Ten Years Ended December 31, 2006[1]
	Average	Final Value of a $10,000
	Annual Return	Initial Investment

Small-Cap Index Fund Investor Shares	10.0%	$25,993
Spliced Small Cap Index[2]	9.5	24,823
Average Small-Cap Core Fund[3]	11.7	30,130
Small-Cap Growth Index Fund Investor Shares	8.1	19,617
Spliced Small Cap Growth Index[4]	7.9	19,182
Average Small-Cap Growth Fund[3]	6.6	17,332
Small-Cap Value Index Fund Investor Shares	10.2	23,059
Spliced Small Cap Value Index[5]	9.7	22,241
Average Small-Cap Value Fund[3]	10.5	23,719

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

1 For the Small-Cap Growth and Small-Cap Value Index Funds, both fund and benchmark returns are annualized since May 21, 1998, the funds’ inception date.

2 Russell 2000 Index through May 16, 2003; MSCI US Small Cap 1750 Index thereafter.

3 Derived from data provided by Lipper Inc.

4 Standard & Poor’s SmallCap 600/Barra Growth Index through May 16, 2003; MSCI US Small Cap Growth Index thereafter.

5 S&P SmallCap 600/Barra Value Index through May 16, 2003; MSCI US Small Cap Value Index thereafter.

5

on costs than on any other factor. Because Vanguard funds historically have maintained exceptionally low costs, this is an advantage that may well compound for investors over time. (For a comparison of expense ratios, see the table on page 4.)

Investors need perspective and a balanced strategy

In 2006, all of the Vanguard small-cap index funds outperformed their peer-group averages. While this 12-month performance is gratifying, we generally counsel investors that neither under- nor outperformance is all that meaningful in the short term. In fact, we always encourage Vanguard shareholders to evaluate their investments from a long-term perspective.

Sticking with a carefully considered, balanced portfolio of stock, bond, and money market mutual funds suited to your unique circumstances can be key to your long-term investing success.

As an investor, you can weather the market’s uncertainties by holding to a well-planned strategy. We believe that investing in Vanguard’s small-cap index funds is a smart way to capitalize on this important segment of the total stock market.

Thank you for investing with Vanguard.

Sincerely,

John J. Brennan

Chairman and Chief Executive Officer

January 18, 2007

6

Your Fund’s Performance at a Glance
December 31, 2005–December 31, 2006
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Small-Cap Index Fund
Investor Shares	$28.52	$32.62	$0.358	$0.000
Admiral Shares	28.53	32.64	0.386	0.000
Signal Shares	29.98[1]	29.42	0.313	0.000
Institutional Shares	28.54	32.65	0.402	0.000
ETF Shares	59.59	68.16	0.835	0.000

Small-Cap Growth Index Fund
Investor Shares	$16.43	$18.34	$0.052	$0.000
Institutional Shares	16.46	18.37	0.080	0.000
ETF Shares	58.47	65.24	0.265	0.000

Small-Cap Value Index Fund
Investor Shares	$14.56	$17.05	$0.309	$0.000
Institutional Shares	14.59	17.09	0.333	0.000
ETF Shares	60.76	71.16	1.371	0.000

1 Share price at inception on December 15, 2006.

7

Vanguard Small-Cap ETF
Premium/Discount: January 26, 2004[1]–December 31, 2006

	Market Price Above or		Market Price Below
	Equal to Net Asset Value		Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[2]	of Days	of Total Days	of Days	of Total Days
0–24.9	275	37.15%	448	60.53%
25–49.9	1	0.14	13	1.76
50–74.9	0	0.00	0	0.00
75–100.0	0	0.00	1	0.14
>100.0	1	0.14	1	0.14
Total	277	37.43%	463	62.57%

Vanguard Small-Cap Growth ETF
Premium/Discount: January 26, 2004[1]–December 31, 2006

	Market Price Above or		Market Price Below
	Equal to Net Asset Value		Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[2]	of Days	of Total Days	of Days	of Total Days
0–24.9	283	38.24%	429	57.97%
25–49.9	1	0.14	14	1.89
50–74.9	0	0.00	1	0.14
75–100.0	0	0.00	2	0.27
>100.0	2	0.27	8	1.08
Total	286	38.65%	454	61.35%

Vanguard Small-Cap Value ETF
Premium/Discount: January 26, 2004[1]–December 31, 2006

	Market Price Above or		Market Price Below
	Equal to Net Asset Value		Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[2]	of Days	of Total Days	of Days	of Total Days
0–24.9	307	41.48%	417	56.35%
25–49.9	1	0.14	14	1.89
50–74.9	0	0.00	1	0.14
75–100.0	0	0.00	0	0.00
>100.0	0	0.00	0	0.00
Total	308	41.62%	432	58.38%

1 Inception.

2 One basis point equals 1/100 of a percentage point.

8

Vanguard Small-Cap Index Fund

Fund Profile

As of December 31, 2006

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	1,750	1,746	4,964
Median Market Cap	$1.7B	$1.7B	$30.7B
Price/Earnings Ratio	22.4x	22.6x	18.0x
Price/Book Ratio	2.4x	2.4x	2.8x
Yield		1.2%	1.7%
Investor Shares	1.1%
Admiral Shares	1.2%
Signal Shares	1.2%[3]
Institutional Shares	1.3%
ETF Shares	1.2%
Return on Equity	11.7%	11.7%	17.8%
Earnings Growth Rate	15.7%	15.7%	18.5%
Foreign Holdings	0.4%	0.4%	1.1%
Turnover Rate	13%	—	—
Expense Ratio		—	—
Investor Shares	0.23%
Admiral Shares	0.13%
Signal Shares	0.13%[3]
Institutional Shares	0.08%
ETF Shares	0.10%
Short-Term Reserves	0%	—	—

Sector Diversification (% of portfolio)
		Target	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	15%	15%	12%
Consumer Staples	3	3	9
Energy	7	7	9
Financials	21	21	23
Health Care	10	10	12
Industrials	16	16	11
Information Technology	16	16	15
Materials	6	6	3
Telecommunication
Services	1	1	3
Utilities	5	5	3

Volatility Measures[4]
	Fund Versus	Fund Versus
	Target Index[1]	Broad Index[2]
R-Squared	1.00	0.88
Beta	1.00	1.52

Ten LargestHoldings[5] (% of total net assets)

Northeast Utilities	electric utilities	0.2%
Reckson Associates
Realty Corp. REIT	office REITs	0.2
Foster Wheeler Ltd.	construction
	and engineering	0.2
Synopsys, Inc.	application software	0.2
Sierra Pacific Resources	electric utilities	0.2
ResMed Inc.	health care
	equipment	0.2
Global Payments Inc.	data processing and
	outsourced services	0.2
CMS Energy Corp.	multi-utilities	0.2
Continental Airlines,
Inc. Class B	airlines	0.2
OfficeMax, Inc.	specialty stores	0.2
Top Ten		2.0%

Investment Focus

1 MSCI US Small Cap 1750 Index.

2 Dow Jones Wilshire 5000 Index.

3 Annualized.

4 For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 63.

5 “Ten Largest Holdings” excludes any temporary cash investments and equity index products.

 9

Vanguard Small-Cap Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 1996–December 31, 2006

Initial Investment of $10,000

	Average Annual Total Returns			Final Value
	Periods Ended December 31, 2006			of a $10,000
	One Year	Five Years	Ten Years	Investment
Small-Cap Index Fund Investor Shares[1]	15.64%	11.63%	10.02%	$25,993
Dow Jones Wilshire 5000 Index	15.87	7.65	8.67	22,961
Spliced Small Cap Index[2]	15.77	11.55	9.52	24,823
Average Small-Cap Core Fund[3]	14.87	11.29	11.66	30,130

				Final Value of
			Since	a $100,000
	One Year	Five Years	Inception[4]	Investment
Small-Cap Index Fund Admiral Shares	15.77%	11.75%	10.35%	$182,943
Dow Jones Wilshire 5000 Index	15.87	7.65	3.76	125,359
Spliced Small Cap Index[2]	15.77	11.55	10.07	180,055

		Final Value of
	Since	a $10,000,000
	Inception[4]	Investment
Small-Cap Index Fund Signal Shares	–0.82%	$9,918,075
Dow Jones Wilshire 5000 Index	–0.62	9,938,310
MSCI US Small Cap 1750 Index	–0.81	9,918,877

1 Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.

2 Russell 2000 Index through May 16, 2003; MSCI US Small Cap 1750 Index thereafter.

3 Derived from data provided by Lipper Inc.

4 Inception dates are November 13, 2000, for Admiral Shares and December 15, 2006, for Signal Shares.

10

Vanguard Small-Cap Index Fund

				Final Value of
			Since	a $5,000,000
	One Year	Five Years	Inception[1]	Investment
Small-Cap Index Fund Institutional Shares	15.82%	11.82%	9.46%	$11,782,756
Dow Jones Wilshire 5000 Index	15.87	7.65	7.02	9,512,389
Spliced Small Cap Index[2]	15.77	11.55	8.98	11,305,818

			Final Value
		Since	of a $10,000
	One Year	Inception[1]	Investment
Small-Cap Index Fund ETF Shares Net Asset Value	15.79%	11.99%	$13,934
Dow Jones Wilshire 5000 Index	15.87	10.15	13,275
MSCI US Small Cap 1750 Index	15.77	11.98	13,930

Cumulative Returns of ETF Shares: January 26, 2004[3]–December 31, 2006
		Cumulative
	One Year	Since Inception
Small-Cap Index Fund ETF Shares Market Price	15.93%	39.19%
Small-Cap Index Fund ETF Shares Net Asset Value	15.79	39.34
MSCI US Small Cap 1750 Index	15.77	39.30

Fiscal-Year Total Returns (%): December 31, 1996–December 31, 2006

1 Inception dates are July 7, 1997, for Institutional Shares and January 26, 2004, for ETF Shares.

2 Russell 2000 Index through May 16, 2003; MSCI US Small Cap 1750 Index thereafter.

3 Inception.

Note: See Financial Highlights tables on pages 18 through 22 for dividend and capital gains information.

11

Vanguard Small-Cap Index Fund

Financial Statements

Statement of Net Assets—Investments Summary

As of December 31, 2006

This Statement summarizes the fund’s holdings by asset type (common stocks, bonds, etc.) and by industry sector. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on Vanguard.com® and on the Securities and Exchange Commission’s website (www.sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Common Stocks
Consumer Discretionary
	OfficeMax, Inc.	552,487	27,431	0.2%
*	The Goodyear Tire & Rubber Co.	1,189,245	24,962	0.2%
*	O’Reilly Automotive, Inc.	718,256	23,027	0.2%
*	Penn National Gaming, Inc.	544,893	22,678	0.2%
	Service Corp. International	2,179,141	22,336	0.2%
†	Other—Consumer Discretionary		2,000,938	14.4%
			2,121,372	15.4%

†	Consumer Staples		409,889	3.0%

Energy
*	Plains Exploration & Production Co.	571,220	27,150	0.2%
	Range Resources Corp.	976,892	26,825	0.2%
*	Denbury Resources, Inc.	888,221	24,684	0.2%
*	Veritas DGC Inc.	266,854	22,851	0.2%
	Frontier Oil Corp.	792,834	22,786	0.1%
†	Other—Energy		805,224	5.8%
			929,520	6.7%
Financials
	Reckson Associates Realty Corp. REIT	619,947	28,270	0.2%
	HCC Insurance Holdings, Inc.	828,153	26,575	0.2%
	BRE Properties Inc. Class A REIT	384,054	24,971	0.2%
	Jones Lang LaSalle Inc.	270,818	24,961	0.2%
*	Affiliated Managers Group, Inc.	227,263	23,892	0.2%
	Mack-Cali Realty Corp. REIT	464,876	23,709	0.2%
	Rayonier Inc. REIT	570,181	23,406	0.2%

	IndyMac Bancorp, Inc.	511,173	23,085	0.2%
*	Conseco, Inc.	1,129,086	22,559	0.1%
	Cullen/Frost Bankers, Inc.	401,719	22,424	0.1%
†	Other—Financials		2,718,894	19.6%
			2,962,746	21.4%

12

		Vanguard Small-Cap Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Health Care
*	ResMed Inc.	561,535	27,639	0.2%
*	Cytyc Corp.	837,901	23,713	0.2%
	Dade Behring Holdings Inc.	575,843	22,924	0.1%
†	Other—Health Care		1,284,655	9.3%
			1,358,931	9.8%
Industrials
*	Foster Wheeler Ltd.	509,180	28,076	0.2%
*	Continental Airlines, Inc. Class B	666,060	27,475	0.2%
	The Manitowoc Co., Inc.	458,495	27,248	0.2%
	Ametek, Inc.	788,328	25,100	0.2%
	Harsco Corp.	312,859	23,809	0.2%
	Ryder System, Inc.	461,605	23,570	0.2%
*	Stericycle, Inc.	311,775	23,539	0.2%
	The Brink’s Co.	352,367	22,523	0.1%
†	Other—Industrials		1,965,749	14.2%
			2,167,089	15.7%
Information Technology
*	Synopsys, Inc.	1,045,663	27,951	0.2%
	Global Payments Inc.	595,775	27,584	0.2%
*	Avnet, Inc.	982,899	25,093	0.2%
*	Convergys Corp.	1,034,035	24,589	0.2%
*	Agere Systems Inc.	1,263,786	24,227	0.2%
*	Mettler-Toledo International Inc.	299,546	23,619	0.2%
*	Integrated Device Technology Inc.	1,485,973	23,003	0.2%
*	F5 Networks, Inc.	301,964	22,409	0.1%
†	Other—Information Technology		1,971,330	14.2%
			2,169,805	15.7%
Materials
*	Crown Holdings, Inc.	1,250,299	26,156	0.2%
	Celanese Corp. Series A	1,004,388	25,994	0.2%
	Lubrizol Corp.	509,814	25,557	0.2%
†	Other—Materials		757,258	5.5%
			834,965	6.1%

†	Telecommunication Services		179,224	1.3%

Utilities
	Northeast Utilities	1,145,423	32,255	0.2%
*	Sierra Pacific Resources	1,645,257	27,690	0.2%
*	CMS Energy Corp.	1,650,213	27,559	0.2%
	OGE Energy Corp.	677,435	27,097	0.2%
	Energen Corp.	512,855	24,073	0.2%
	National Fuel Gas Co.	589,892	22,734	0.2%
	AGL Resources Inc.	580,010	22,568	0.2%
	^Aqua America, Inc.	982,043	22,371	0.1%
†	Other—Utilities		474,261	3.4%
			680,608	4.9%
	Total Common Stocks (Cost $10,125,191)		13,814,149	100.0%[1]

13

Vanguard Small-Cap Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
2	Vanguard Market Liquidity Fund, 5.294%	10,025,094	10,025	0.1%
2	Vanguard Market Liquidity Fund, 5.294%—Note E	479,519,880	479,520	3.4%
			489,545	3.5%
		Face
		Amount
		($000)
U.S. Agency Obligation
3	Federal Home Loan Mortgage Corp.
4	5.206%, 2/20/2007	2,000	1,986	0.0%
Total Temporary Cash Investments (Cost $491,531)			491,531	3.5%[1]
Total Investments (Cost $10,616,722)			14,305,680	103.5%
Other Assets and Liabilities
Other Assets—Note B			71,195	0.5%
Security Lending Collateral Payable to Brokers—Note E			(479,520)	(3.4%)
Other Liabilities			(77,246)	(0.6%)
			(485,571)	(3.5%)
Net Assets			13,820,109	100.0%

14

Vanguard Small-Cap Index Fund

At December 31, 2006, net assets consisted of:[5]
Amount
($000)
Paid-in Capital	10,548,289
Overdistributed Net Investment Income	(11,800)
Accumulated Net Realized Losses	(405,301)
Unrealized Appreciation (Depreciation)
Investment Securities	3,688,958
Futures Contracts	(37)
Net Assets	13,820,109

Investor Shares—Net Assets
Applicable to 208,679,977 outstanding $.001 par value
shares of beneficial interest (unlimited authorization)	6,808,086
Net Asset Value Per Share—Investor Shares	$32.62

Admiral Shares—Net Assets
Applicable to 94,300,649 outstanding $.001 par value
shares of beneficial interest (unlimited authorization)	3,077,595
Net Asset Value Per Share—Admiral Shares	$32.64

Signal Shares—Net Assets
Applicable to 5,324,115 outstanding $.001 par value
shares of beneficial interest (unlimited authorization)	156,648
Net Asset Value Per Share—Signal Shares	$29.42

Institutional Shares—Net Assets
Applicable to 95,170,234 outstanding $.001 par value
shares of beneficial interest (unlimited authorization)	3,107,358
Net Asset Value Per Share—Institutional Shares	$32.65

ETF Shares—Net Assets
Applicable to 9,836,596 outstanding $.001 par value
shares of beneficial interest (unlimited authorization)	670,422
Net Asset Value Per Share—ETF Shares	$68.16

• See Note A in Notes to Financial Statements.

* Non-income-producing security.

^ Part of security position is on loan to broker-dealers. See Note E in Notes to Financial Statements.

† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 3.5%, respectively, of net assets. See Note C in Notes to Financial Statements.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.

4 Securities with a value of $1,986,000 have been segregated as initial margin for open futures contracts.

5 See Note C in Notes to Financial Statements for the tax-basis components of net assets.

REIT—Real Estate Investment Trust.

15

Vanguard Small-Cap Index Fund

Statement of Operations

Year Ended
December 31, 2006
($000)
Investment Income
Income
Dividends	160,157
Interest[1]	3,197
Security Lending	13,729
Total Income	177,083
Expenses
The Vanguard Group—Note B
Investment Advisory Services	162
Management and Administrative—Investor Shares	12,585
Management and Administrative—Admiral Shares	2,765
Management and Administrative—Signal Shares	8
Management and Administrative—Institutional Shares	1,197
Management and Administrative—ETF Shares	318
Marketing and Distribution—Investor Shares	1,533
Marketing and Distribution—Admiral Shares	625
Marketing and Distribution—Signal Shares	—
Marketing and Distribution—Institutional Shares	666
Marketing and Distribution—ETF Shares	110
Custodian Fees	491
Auditing Fees	34
Shareholders’ Reports—Investor Shares	305
Shareholders’ Reports—Admiral Shares	12
Shareholders’ Reports—Signal Shares	—
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	4
Trustees’ Fees and Expenses	13
Total Expenses	20,828
Net Investment Income	156,255
Realized Net Gain (Loss)
Investment Securities Sold	671,339
Futures Contracts	3,025
Realized Net Gain (Loss)	674,364
Change in Unrealized Appreciation (Depreciation)
Investment Securities	929,522
Futures Contracts	383
Change in Unrealized Appreciation (Depreciation)	929,905
Net Increase (Decrease) in Net Assets Resulting from Operations	1,760,524

1 Interest income from an affiliated company of the fund was $3,011,000.

16

Vanguard Small-Cap Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2006	2005
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	156,255	109,270
Realized Net Gain (Loss)	674,364	596,103
Change in Unrealized Appreciation (Depreciation)	929,905	5,641
Net Increase (Decrease) in Net Assets Resulting from Operations	1,760,524	711,014
Distributions
Net Investment Income
Investor Shares	(74,014)	(59,262)
Admiral Shares	(36,085)	(25,982)
Signal Shares	(1,656)	—
Institutional Shares	(37,704)	(23,927)
ETF Shares	(8,004)	(2,967)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(157,463)	(112,138)
Capital Share Transactions—Note F
Investor Shares	54,559	(710,680)
Admiral Shares	332,227	821,254
Signal Shares	159,629	—
Institutional Shares	682,549	330,176
ETF Shares	349,999	66,687
Net Increase (Decrease) from Capital Share Transactions	1,578,963	507,437
Total Increase (Decrease)	3,182,024	1,106,313
Net Assets
Beginning of Period	10,638,085	9,531,772
End of Period[1]	13,820,109	10,638,085

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($11,800,000) and ($10,592,000).

17

Vanguard Small-Cap Index Fund

Financial Highlights

Investor Shares
			Year Ended December 31,
For a Share Outstanding Throughout Each Period	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$28.52	$26.83	$22.60	$15.66	$19.82
Investment Operations
Net Investment Income	.357	.29	.267	.200	.192
Net Realized and Unrealized Gain (Loss) on Investments	4.101	1.69	4.228	6.944	(4.160)
Total from Investment Operations	4.458	1.98	4.495	7.144	(3.968)
Distributions
Dividends from Net Investment Income	(.358)	(.29)	(.265)	(.204)	(.192)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.358)	(.29)	(.265)	(.204)	(.192)
Net Asset Value, End of Period	$32.62	$28.52	$26.83	$22.60	$15.66

Total Return[1]	15.64%	7.36%	19.90%	45.63%	–20.02%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,808	$5,902	$6,247	$4,871	$2,943
Ratio of Total Expenses to Average Net Assets	0.23%	0.23%	0.23%	0.27%	0.27%
Ratio of Net Investment
Income to Average Net Assets	1.18%	1.08%	1.13%	1.17%	1.11%
Portfolio Turnover Rate[2]	13%	18%	19%	39%[3]	32%

1 Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

3 Includes activity related to a change in the fund’s target index.

18

Vanguard Small-Cap Index Fund

Admiral Shares
			Year Ended December 31,
For a Share Outstanding Throughout Each Period	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$28.53	$26.83	$22.60	$15.66	$19.82
Investment Operations
Net Investment Income	.395	.325	.294	.220	.207
Net Realized and Unrealized Gain (Loss) on Investments	4.101	1.690	4.228	6.944	(4.160)
Total from Investment Operations	4.496	2.015	4.522	7.164	(3.953)
Distributions
Dividends from Net Investment Income	(.386)	(.315)	(.292)	(.224)	(.207)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.386)	(.315)	(.292)	(.224)	(.207)
Net Asset Value, End of Period	$32.64	$28.53	$26.83	$22.60	$15.66

Total Return	15.77%	7.49%	20.02%	45.76%	–19.95%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,078	$2,382	$1,451	$1,056	$591
Ratio of Total Expenses to Average Net Assets	0.13%	0.13%	0.13%	0.18%	0.18%
Ratio of Net Investment Income to
Average Net Assets	1.28%	1.18%	1.25%	1.26%	1.22%
Portfolio Turnover Rate[1]	13%	18%	19%	39%[2]	32%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

2 Includes activity related to a change in the fund’s target index.

19

Vanguard Small-Cap Index Fund

Signal Shares
Dec. 15[1] to
For a Share Outstanding Throughout the Period	Dec. 31, 2006
Net Asset Value, Beginning of Period	$29.98
Investment Operations
Net Investment Income	.004
Net Realized and Unrealized Gain (Loss) on Investments	(.251)
Total from Investment Operations	(.247)
Distributions
Dividends from Net Investment Income	(.313)
Distributions from Realized Capital Gains	—
Total Distributions	(.313)
Net Asset Value, End of Period	$29.42

Total Return	–0.82%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$157
Ratio of Total Expenses to Average Net Assets	0.13%*
Ratio of Net Investment Income to Average Net Assets	1.28%*
Portfolio Turnover Rate[2]	13%

1 Inception.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*Annualized.

20

Vanguard Small-Cap Index Fund

Institutional Shares
			Year Ended December 31,
For a Share Outstanding Throughout Each Period	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$28.54	$26.84	$22.61	$15.66	$19.82
Investment Operations
Net Investment Income	.411	.343	.306	.240	.219
Net Realized and Unrealized Gain (Loss) on Investments	4.101	1.690	4.228	6.944	(4.160)
Total from Investment Operations	4.512	2.033	4.534	7.184	(3.941)
Distributions
Dividends from Net Investment Income	(.402)	(.333)	(.304)	(.234)	(.219)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.402)	(.333)	(.304)	(.234)	(.219)
Net Asset Value, End of Period	$32.65	$28.54	$26.84	$22.61	$15.66

Total Return	15.82%	7.56%	20.06%	45.88%	–19.89%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,107	$2,089	$1,648	$1,111	$686
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.10%	0.10%
Ratio of Net Investment
Income to Average Net Assets	1.33%	1.23%	1.30%	1.33%	1.32%
Portfolio Turnover Rate[1]	13%	18%	19%	39%[2]	32%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

2 Includes activity related to a change in the fund’s target index.

21

Vanguard Small-Cap Index Fund

ETF Shares

			Jan. 26[1] to
	Year Ended December 31,		Dec. 31,
For a Share Outstanding Throughout Each Period	2006	2005	2004
Net Asset Value, Beginning of Period	$59.59	$56.05	$50.65
Investment Operations
Net Investment Income	.836	.668	.585
Net Realized and Unrealized Gain (Loss) on Investments	8.569	3.555	5.436
Total from Investment Operations	9.405	4.223	6.021
Distributions
Dividends from Net Investment Income	(.835)	(.683)	(.621)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.835)	(.683)	(.621)
Net Asset Value, End of Period	$68.16	$59.59	$56.05

Total Return	15.79%	7.53%	11.90%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$670	$265	$186
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.18%*
Ratio of Net Investment Income to Average Net Assets	1.31%	1.20%	1.19%*
Portfolio Turnover Rate[2]	13%	18%	19%

1 Inception.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

* Annualized.

22

Vanguard Small-Cap Index Fund

Notes to Financial Statements

Vanguard Small-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria. Signal Shares are designed for institutional investors who meet certain administrative, servicing, and account-size criteria. Signal Shares were first issued on December 15, 2006. Institutional Shares are designed for investors who meet certain administrative and servicing criteria and invest a minimum of $5 million. ETF Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

23

Vanguard Small-Cap Index Fund

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2006, the fund had contributed capital of $1,355,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 1.35% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2006, the fund realized $694,982,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchange fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

For tax purposes, at December 31, 2006, the fund had $2,188,000 of ordinary income available for distribution. The fund had available realized losses of $402,458,000 to offset future net capital gains of $326,341,000 through December 31, 2011, and $76,117,000 through December 31, 2015.

At December 31, 2006, the cost of investment securities for tax purposes was $10,619,573,000. Net unrealized appreciation of investment securities for tax purposes was $3,686,107,000, consisting of unrealized gains of $4,137,633,000 on securities that had risen in value since their purchase and $451,526,000 in unrealized losses on securities that had fallen in value since their purchase.

At December 31, 2006, the aggregate settlement value of open futures contracts expiring in March 2007 and the related unrealized appreciation (depreciation) were:

($000)
		Aggregate	Unrealized
	Number of	Settlement	Appreciation
Futures Contracts	Long Contracts	Value	(Depreciation)
E-mini Russell 2000 Index	50	3,975	(37)

24

Vanguard Small-Cap Index Fund

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. During the year ended December 31, 2006, the fund purchased $4,597,300,000 of investment securities and sold $2,984,295,000 of investment securities other than temporary cash investments.

E. The market value of securities on loan to broker-dealers at December 31, 2006, was $450,844,000, for which the fund received cash collateral of $479,520,000.

F. Capital share transactions for each class of shares were:

	Year Ended December 31,
		2006		2005
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	1,566,416	50,715	1,211,223	44,780
Issued in Lieu of Cash Distributions	70,372	2,168	55,941	1,932
Redeemed	(1,582,229)	(51,136)	(1,977,844)	(72,661)
Net Increase (Decrease)—Investor Shares	54,559	1,747	(710,680)	(25,949)
Admiral Shares
Issued	952,912	30,830	1,384,511	50,215
Issued in Lieu of Cash Distributions	31,519	971	22,542	778
Redeemed	(652,204)	(20,992)	(585,799)	(21,577)
Net Increase (Decrease)—Admiral Shares	332,227	10,809	821,254	29,416
Signal Shares
Issued	159,697	5,325	—	—
Issued in Lieu of Cash Distributions	1,656	57	—	—
Redeemed	(1,724)	(58)	—	—
Net Increase (Decrease)—Signal Shares	159,629	5,324	—	—
Institutional Shares
Issued	1,143,786	36,968	696,566	25,502
Issued in Lieu of Cash Distributions	34,286	1,055	20,992	725
Redeemed	(495,523)	(16,035)	(387,382)	(14,460)
Net Increase (Decrease)—Institutional Shares	682,549	21,988	330,176	11,767
ETF Shares
Issued	1,773,739	27,087	694,960	11,840
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,423,740)	(21,700)	(628,273)	(10,700)
Net Increase (Decrease)—ETF Shares	349,999	5,387	66,687	1,140

G. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes". FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements. FIN 48 will be effective for the fund’s fiscal year ending December 31, 2007. Management is in the process of analyzing the fund’s tax positions for purposes of implementing FIN 48; based on the analysis completed to date, management does not believe the adoption of FIN 48 will result in any material impact to the fund’s financial statements.

25

Vanguard Small-Cap Growth Index Fund

Fund Profile

As of December 31, 2006

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	975	970	4,964
Median Market Cap	$1.7B	$1.7B	$30.7B
Price/Earnings Ratio	27.6x	27.9x	18.0x
Price/Book Ratio	3.5x	3.5x	2.8x
Yield		0.3%	1.7%
Investor Shares	0.3%
Institutional Shares	0.4%
ETF Shares	0.4%
Return on Equity	12.8%	12.8%	17.8%
Earnings Growth Rate	23.4%	23.4%	18.5%
Foreign Holdings	0.6%	0.6%	1.1%
Turnover Rate	40%	—	—
Expense Ratio		—	—
Investor Shares	0.23%
Institutional Shares	0.08%
ETF Shares	0.12%
Short-Term Reserves	0%	—	—

Sector Diversification (% of portfolio)
		Target	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	18%	18%	12%
Consumer Staples	3	3	9
Energy	10	10	9
Financials	6	6	23
Health Care	17	17	12
Industrials	17	17	11
Information Technology	23	23	15
Materials	4	4	3
Telecommunication
Services	2	2	3
Utilities	0	0	3

Volatility Measures[3]
	Fund Versus	Fund Versus
	Target Index[1]	Broad Index[2]
R-Squared	1.00	0.85
Beta	1.00	1.72

Ten Largest Holdings[4] (% of total net assets)

Foster Wheeler Ltd.	construction
	and engineering	0.4%
ResMed Inc.	health care
	equipment	0.4
Global Payments Inc.	data processing and
	outsourced services	0.4
The Manitowoc Co., Inc.	construction and
	farm machinery
	and heavy trucks	0.4
Range Resources Corp.	oil and gas exploration
	and production	0.4
Crown Holdings, Inc.	metal and glass
	containers	0.4
GameStop Corp.	computer and
Class A and B	electronics retail	0.4
Ametek, Inc.	electrical components
	and equipment	0.4
Jones Lang LaSalle Inc.	real estate
	management and
	development	0.4
The Goodyear
Tire & Rubber Co.	tires and rubber	0.4
Top Ten		4.0%

Investment Focus

1 MSCI US Small Cap Growth Index.

2 Dow Jones Wilshire 5000 Index.

3 For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 63.

4 “Ten Largest Holdings” excludes any temporary cash investments and equity index products.

26

Vanguard Small-Cap Growth Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: May 21, 1998–December 31, 2006

Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended December 31, 2006			Final Value
	One	Five	Since	of a $10,000
	Year	Years	Inception[1]	Investment
Small-Cap Growth Index Fund
Investor Shares[2]	11.94%	11.27%	8.14%	$19,617
Dow Jones Wilshire 5000 Index	15.87	7.65	5.09	15,337
Spliced Small Cap Growth Index[3]	12.02	11.18	7.86	19,182
Average Small-Cap Growth Fund[4]	10.31	5.52	6.59	17,332

				Final Value of
			Since	a $5,000,000
	One Year	Five Years	Inception[1]	Investment
Small-Cap Growth Index Fund Institutional Shares	12.09%	11.45%	9.24%	$8,961,575
Dow Jones Wilshire 5000 Index	15.87	7.65	3.20	6,156,673
Spliced Small Cap Growth Index[3]	12.02	11.18	8.83	8,742,037

			Final Value
		Since	of a $10,000
	One Year	Inception[1]	Investment
Small-Cap Growth Index Fund ETF Shares
Net Asset Value	12.03%	9.29%	$12,971
Dow Jones Wilshire 5000 Index	15.87	10.15	13,275
MSCI US Small Cap Growth Index	12.02	9.27	12,963

1 Inception dates are May 21, 1998, for Investor Shares; May 24, 2000, for Institutional Shares; and January 26, 2004, for ETF Shares.

2 Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.

3 S&P SmallCap 600/Barra Growth Index through May 16, 2003; MSCI US Small Cap Growth Index thereafter.

4 Derived from data provided by Lipper Inc.

27

Vanguard Small-Cap Growth Index Fund

Cumulative Returns of ETF Shares: January 26, 2004[1]—December 31, 2006
		Cumulative
	One Year	Since Inception
Small-Cap Growth Index Fund ETF Shares
Market Price	12.13%	29.67%
Small-Cap Growth Index Fund ETF Shares
Net Asset Value	12.03	29.71
MSCI US Small Cap Growth Index	12.02	29.63

Fiscal-Year Total Returns (%): May 21, 1998–December 31, 2006

1 Inception.

2 S&P SmallCap 600/Barra Growth Index through May 16, 2003; MSCI US Small Cap Growth Index thereafter.

Note: See Financial Highlights tables on pages 35 through 37 for dividend and capital gains information.

28

Vanguard Small-Cap Growth Index Fund

Financial Statements

Statement of Net Assets—Investments Summary

As of December 31, 2006

This Statement summarizes the fund’s holdings by asset type (common stocks, bonds, etc.) and by industry sector. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on Vanguard.com and on the Securities and Exchange Commission’s website (www.sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Common Stocks
Consumer Discretionary
*	The Goodyear Tire & Rubber Co.	513,309	10,774	0.4%
*	O’Reilly Automotive, Inc.	310,003	9,939	0.4%
*	Penn National Gaming, Inc.	235,300	9,793	0.3%
*	ITT Educational Services, Inc.	136,226	9,041	0.3%
†	Other—Consumer Discretionary		486,904	16.3%
			526,451	17.7%
Consumer Staples
*	Rite Aid Corp.	1,711,348	9,310	0.3%
	Church & Dwight, Inc.	208,738	8,903	0.3%
†	Other—Consumer Staples		81,162	2.7%
			99,375	3.3%
Energy
	Range Resources Corp.	421,911	11,586	0.4%
*	Denbury Resources, Inc.	383,675	10,662	0.3%
*	Veritas DGC Inc.	115,194	9,864	0.3%
	Frontier Oil Corp.	342,590	9,846	0.3%
*	Superior Energy Services, Inc.	272,361	8,901	0.3%
*	Helix Energy Solutions Group, Inc.	279,627	8,772	0.3%
	Helmerich & Payne, Inc.	338,296	8,278	0.3%
	Holly Corp.	158,146	8,129	0.3%
†	Other—Energy		205,515	6.9%
			281,553	9.4%
Financials
	Jones Lang LaSalle Inc.	117,025	10,786	0.4%
*	Affiliated Managers Group, Inc.	98,143	10,318	0.3%
*	Philadelphia Consolidated Holding Corp.	192,376	8,572	0.3%
†	Other—Financials		151,159	5.1%
			180,835	6.1%

29

Vanguard Small-Cap Growth Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Health Care
*	ResMed Inc.	242,496	11,936	0.4%
*	Cytyc Corp.	361,871	10,241	0.3%
	Dade Behring Holdings Inc.	248,744	9,903	0.3%
*	Cerner Corp.	200,123	9,106	0.3%
*	Edwards Lifesciences Corp.	187,846	8,836	0.3%
*	Respironics, Inc.	233,756	8,824	0.3%
*	Gen-Probe Inc.	166,614	8,726	0.3%
*	VCA Antech, Inc.	267,792	8,620	0.3%
†	Other—Health Care		422,123	14.2%
			498,315	16.7%
Industrials
*	Foster Wheeler Ltd.	219,875	12,124	0.4%
	The Manitowoc Co., Inc.	197,991	11,767	0.4%
	Ametek, Inc.	340,520	10,842	0.4%
*	Stericycle, Inc.	134,798	10,177	0.3%
*	WESCO International, Inc.	157,296	9,251	0.3%
*	Thomas & Betts Corp.	192,295	9,092	0.3%
	Trinity Industries, Inc.	256,152	9,017	0.3%
*	Corrections Corp. of America	194,313	8,789	0.3%
	Graco, Inc.	218,169	8,644	0.3%
	Donaldson Co., Inc.	247,488	8,590	0.3%
*	Covanta Holding Corp.	379,419	8,362	0.3%
	IDEX Corp.	171,951	8,152	0.3%
†	Other—Industrials		386,114	12.9%
			500,921	16.8%
Information Technology
	Global Payments Inc.	257,330	11,914	0.4%
*	Agere Systems Inc.	545,957	10,466	0.3%
*	Mettler-Toledo International Inc.	129,381	10,202	0.3%
*	F5 Networks, Inc.	130,476	9,683	0.3%
*	Trimble Navigation Ltd.	177,231	8,991	0.3%
*	Polycom, Inc.	283,658	8,768	0.3%
	MoneyGram International, Inc.	271,912	8,527	0.3%
*	Atmel Corp.	1,409,317	8,526	0.3%
	Fair Isaac, Inc.	202,197	8,219	0.3%
*	Varian Semiconductor Equipment Associates, Inc.	177,072	8,060	0.3%
†	Other—Information Technology		579,040	19.4%
			672,396	22.5%
Materials
*	Crown Holdings, Inc.	540,047	11,298	0.4%
	Cabot Corp.	193,484	8,430	0.3%
†	Other—Materials		108,689	3.6%
			128,417	4.3%
Telecommunication Services
*	Leap Wireless International, Inc.	161,104	9,581	0.3%
†	Other—Telecommunication Services		50,236	1.7%
			59,817	2.0%

†	Utilities		10,420	0.4%
Total Common Stocks (Cost $2,442,656)			2,958,500	99.2%[1]

30

	Vanguard Small-Cap Growth Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
2	Vanguard Market Liquidity Fund, 5.294%	18,890,741	18,891	0.6%
2	Vanguard Market Liquidity Fund, 5.294%—Note E	106,145,100	106,145	3.6%
			125,036	4.2%
		Face
		Amount
		($000)
U.S. Agency Obligations
3	Federal Home Loan Mortgage Corp.
4	5.198%, 1/3/2007	500	500	0.0%
4	5.189%, 4/9/2007	1,000	986	0.0%
			1,486	0.0%
Total Temporary Cash Investments (Cost $126,522)			126,522	4.2%[1]
Total Investments (Cost $2,569,178)			3,085,022	103.4%
Other Assets and Liabilities
Other Assets—Note B			22,823	0.8%
Security Lending Collateral Payable to Brokers—Note E			(106,145)	(3.6%)
Other Liabilities			(19,495)	(0.6%)
			(102,817)	(3.4%)
Net Assets			2,982,205	100.0%

31

Vanguard Small-Cap Growth Index Fund

At December 31, 2006, net assets consisted of:[5]
Amount
($000)
Paid-in Capital	2,530,604
Overdistributed Net Investment Income	(2,410)
Accumulated Net Realized Losses	(61,711)
Unrealized Appreciation (Depreciation)
Investment Securities	515,844
Futures Contracts	(122)
Net Assets	2,982,205

Investor Shares—Net Assets
Applicable to 120,378,194 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,207,724
Net Asset Value Per Share—Investor Shares	$18.34

Institutional Shares—Net Assets
Applicable to 13,965,289 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	256,542
Net Asset Value Per Share—Institutional Shares	$18.37

ETF Shares—Net Assets
Applicable to 7,938,808 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	517,939
Net Asset Value Per Share—ETF Shares	$65.24

• See Note A in Notes to Financial Statements.

* Non-income-producing security.

† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and 3.5%, respectively, of net assets. See Note C in Notes to Financial Statements.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.

4 Securities with a value of $1,486,000 have been segregated as initial margin for open futures contracts.

5 See Note C in Notes to Financial Statements for the tax-basis components of net assets.

32

Vanguard Small-Cap Growth Index Fund

Statement of Operations

Year Ended
December 31, 2006
($000)
Investment Income
Income
Dividends	9,333
Interest[1]	885
Security Lending	3,685
Total Income	13,903
Expenses
The Vanguard Group—Note B
Investment Advisory Services	63
Management and Administrative—Investor Shares	3,760
Management and Administrative—Institutional Shares	67
Management and Administrative—ETF Shares	293
Marketing and Distribution—Investor Shares	541
Marketing and Distribution—Institutional Shares	35
Marketing and Distribution—ETF Shares	82
Custodian Fees	307
Auditing Fees	29
Shareholders’ Reports—Investor Shares	93
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	6
Trustees’ Fees and Expenses	3
Total Expenses	5,279
Net Investment Income	8,624
Realized Net Gain (Loss)
Investment Securities Sold	117,780
Futures Contracts	697
Realized Net Gain (Loss)	118,477
Change in Unrealized Appreciation (Depreciation)
Investment Securities	134,086
Futures Contracts	(134)
Change in Unrealized Appreciation (Depreciation)	133,952
Net Increase (Decrease) in Net Assets Resulting from Operations	261,053

1 Interest income from an affiliated company of the fund was $816,000.

33

Vanguard Small-Cap Growth Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2006	2005
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	8,624	4,619
Realized Net Gain (Loss)	118,477	64,518
Change in Unrealized Appreciation (Depreciation)	133,952	82,168
Net Increase (Decrease) in Net Assets Resulting from Operations	261,053	151,305
Distributions
Net Investment Income
Investor Shares	(6,221)	(4,175)
Institutional Shares	(1,077)	(276)
ETF Shares	(2,018)	(753)
Realized Capital Gain
Investor Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(9,316)	(5,204)
Capital Share Transactions—Note F
Investor Shares	285,058	162,425
Institutional Shares	167,475	30,415
ETF Shares	273,576	100,044
Net Increase (Decrease) from Capital Share Transactions	726,109	292,884
Total Increase (Decrease)	977,846	438,985
Net Assets
Beginning of Period	2,004,359	1,565,374
End of Period[1]	2,982,205	2,004,359

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($2,410,000) and ($1,718,000).

34

Vanguard Small-Cap Growth Index Fund

Financial Highlights

Investor Shares

	Year Ended December 31,
For a Share Outstanding Throughout Each Period	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$16.43	$15.16	$13.08	$9.17	$10.87
Investment Operations
Net Investment Income	.051	.04	.02	.021	.027
Net Realized and Unrealized Gain (Loss) on Investments	1.911	1.27	2.08	3.911	(1.702)
Total from Investment Operations	1.962	1.31	2.10	3.932	(1.675)
Distributions
Dividends from Net Investment Income	(.052)	(.04)	(.02)	(.022)	(.025)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.052)	(.04)	(.02)	(.022)	(.025)
Net Asset Value, End of Period	$18.34	$16.43	$15.16	$13.08	$9.17

Total Return[1]	11.94%	8.64%	16.06%	42.88%	–15.41%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,208	$1,726	$1,435	$907	$388
Ratio of Total Expenses to Average Net Assets	0.23%	0.23%	0.23%	0.27%	0.27%
Ratio of Net Investment Income to
Average Net Assets	0.30%	0.27%	0.13%	0.21%	0.24%
Portfolio Turnover Rate[2]	40%	39%	41%	91%[3]	61%

1 Total returns do not reflect the 0.5% transaction fee on purchases through March 31, 2002, or the $10 annual account maintenance fee applied on balances under $10,000.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

3 Includes activity related to a change in the fund’s target index.

35

Vanguard Small-Cap Growth Index Fund

Institutional Shares

			Year Ended December 31,
For a Share Outstanding Throughout Each Period	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$16.46	$15.18	$13.09	$9.17	$10.87
Investment Operations
Net Investment Income	.08	.073	.048	.039	.043
Net Realized and Unrealized Gain (Loss) on Investments	1.91	1.270	2.080	3.911	(1.702)
Total from Investment Operations	1.99	1.343	2.128	3.950	(1.659)
Distributions
Dividends from Net Investment Income	(.08)	(.063)	(.038)	(.030)	(.041)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.08)	(.063)	(.038)	(.030)	(.041)
Net Asset Value, End of Period	$18.37	$16.46	$15.18	$13.09	$9.17

Total Return[1]	12.09%	8.84%	16.26%	43.08%	–15.26%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$257	$73	$38	$30	$104
Ratio of Total Expenses to Average
Net Assets	0.08%	0.08%	0.08%	0.10%	0.10%
Ratio of Net Investment Income to
Average Net Assets	0.45%	0.42%	0.28%	0.38%	0.41%
Portfolio Turnover Rate[2]	40%	39%	41%	91%[3]	61%

1 Total returns do not reflect the 0.5% transaction fee on purchases through March 31, 2002.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

3 Includes activity related to a change in the fund’s target index.

36

Vanguard Small-Cap Growth Index Fund

ETF Shares

			Jan. 26[1] to
	Year Ended December 31,		Dec. 31,
For a Share Outstanding Throughout Each Period	2006	2005	2004
Net Asset Value, Beginning of Period	$58.47	$53.95	$50.77
Investment Operations
Net Investment Income	.262	.200	.091
Net Realized and Unrealized Gain (Loss) on Investments	6.773	4.534	3.177
Total from Investment Operations	7.035	4.734	3.268
Distributions
Dividends from Net Investment Income	(.265)	(.214)	(.088)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.265)	(.214)	(.088)
Net Asset Value, End of Period	$65.24	$58.47	$53.95

Total Return	12.03%	8.77%	6.44%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$518	$206	$92
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.22%*
Ratio of Net Investment Income to Average Net Assets	0.41%	0.37%	0.15%*
Portfolio Turnover Rate[2]	40%	39%	41%

1 Inception.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

* Annualized.

37

Vanguard Small-Cap Growth Index Fund

Notes to Financial Statements

Vanguard Small-Cap Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for investors who meet certain administrative and servicing criteria and invest a minimum of $5 million. ETF Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

38

Vanguard Small-Cap Growth Index Fund

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2006, the fund had contributed capital of $289,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.29% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2006, the fund realized $151,028,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchange fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

For tax purposes, at December 31, 2006, the fund had $184,000 of ordinary income available for distribution. The fund had available realized losses of $59,847,000 to offset future net capital gains of $13,814,000 through December 31, 2011, $15,893,000 through December 31, 2014, and $30,140,000 through December 31, 2015.

At December 31, 2006, the cost of investment securities for tax purposes was $2,571,162,000. Net unrealized appreciation of investment securities for tax purposes was $513,860,000, consisting of unrealized gains of $610,361,000 on securities that had risen in value since their purchase and $96,501,000 in unrealized losses on securities that had fallen in value since their purchase.

39

Vanguard Small-Cap Growth Index Fund

At December 31, 2006, the aggregate settlement value of open futures contracts expiring in March 2007 and the related unrealized appreciation (depreciation) were:

		($000)
		Aggregate	Unrealized
	Number of	Settlement	Appreciation
Futures Contracts	Long Contracts	Value	(Depreciation)
E-mini Russell 2000 Index	130	10,334	(71)
Russell 2000 Index	24	9,539	(51)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. During the year ended December 31, 2006, the fund purchased $2,111,948,000 of investment securities and sold $1,404,094,000 of investment securities other than temporary cash investments.

E. The market value of securities on loan to broker-dealers at December 31, 2006, was $100,172,000, for which the fund received cash collateral of $106,145,000.

F. Capital share transactions for each class of shares were:

	Year Ended December 31,
		2006		2005
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	849,050	47,904	545,370	35,718
Issued in Lieu of Cash Distributions	5,601	306	3,716	222
Redeemed	(569,593)	(32,829)	(386,661)	(25,599)
Net Increase (Decrease)—Investor Shares	285,058	15,381	162,425	10,341
Institutional Shares
Issued	196,373	11,158	52,786	3,412
Issued in Lieu of Cash Distributions	1,047	57	276	17
Redeemed	(29,945)	(1,682)	(22,647)	(1,498)
Net Increase (Decrease)—Institutional Shares	167,475	9,533	30,415	1,931
ETF Shares
Issued	667,882	10,618	244,555	4,307
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(394,306)	(6,200)	(144,511)	(2,500)
Net Increase (Decrease)—ETF Shares	273,576	4,418	100,044	1,807

40

Vanguard Small-Cap Growth Index Fund

G. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements. FIN 48 will be effective for the fund’s fiscal year ending December 31, 2007. Management is in the process of analyzing the fund’s tax positions for purposes of implementing FIN 48; based on the analysis completed to date, management does not believe the adoption of FIN 48 will result in any material impact to the fund’s financial statements.

41

Vanguard Small-Cap Value Index Fund

Fund Profile

As of December 31, 2006

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	952	948	4,964
Median Market Cap	$1.7B	$1.7B	$30.7B
Price/Earnings Ratio	18.9x	19.0x	18.0x
Price/Book Ratio	1.9x	1.8x	2.8x
Yield		2.1%	1.7%
Investor Shares	2.0%
Institutional Shares	2.1%
ETF Shares	2.1%
Return on Equity	10.8%	10.8%	17.8%
Earnings Growth Rate	10.5%	10.5%	18.5%
Foreign Holdings	0.2%	0.2%	1.1%
Turnover Rate	25%	—	—
Expense Ratio		—	—
Investor Shares	0.23%
Institutional Shares	0.08%
ETF Shares	0.12%
Short-Term Reserves	0%	—	—

Sector Diversification (% of portfolio)
		Target	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	13%	13%	12%
Consumer Staples	3	3	9
Energy	4	4	9
Financials	36	36	23
Health Care	3	3	12
Industrials	14	14	11
Information Technology	9	9	15
Materials	8	8	3
Telecommunication
Services	1	1	3
Utilities	9	9	3

Volatility Measures[3]
	Fund Versus	Fund Versus
	Target Index[1]	Broad Index[2]
R-Squared	1.00	0.83
Beta	1.00	1.34

Ten Largest Holdings[4] (% of total net assets)

Northeast Utilities	electric utilities	0.5%
Reckson Associates
Realty Corp. REIT	office REITs	0.4
Sierra Pacific Resources	electric utilities	0.4
CMS Energy Corp.	multi-utilities	0.4
OfficeMax, Inc.	specialty stores	0.4
OGE Energy Corp.	multi-utilities	0.4
Celanese Corp. Series A	commodity
	chemicals	0.4
Lubrizol Corp.	specialty chemicals	0.4
Avnet, Inc.	technology
	distributors	0.4
BRE Properties Inc.
Class A REIT	residential REITs	0.4
Top Ten		4.1%

Investment Focus

1 MSCI US Small Cap Value Index.

2 Dow Jones Wilshire 5000 Index.

3 For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 63.

4 “Ten Largest Holdings” excludes any temporary cash investments and equity index products.

42

Vanguard Small-Cap Value Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: May 21, 1998–December 31, 2006

Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended December 31, 2006			Final Value
	One	Five	Since	of a $10,000
	Year	Years	Inception[1]	Investment
Small-Cap Value Index Fund Investor Shares[2]	19.24%	12.96%	10.19%	$23,059
Dow Jones Wilshire 5000 Index	15.87	7.65	5.09	15,337
Spliced Small Cap Value Index[3]	19.44	12.73	9.72	22,241
Average Small-Cap Value Fund[4]	16.57	13.89	10.55	23,719

				Final Value of
			Since	a $5,000,000
	One Year	Five Years	Inception[1]	Investment
Small-Cap Value Index Fund Institutional Shares	19.44%	13.15%	14.79%	$13,252,640
Dow Jones Wilshire 5000 Index	15.87	7.65	2.67	6,022,102
Spliced Small Cap Value Index[3]	19.44	12.73	14.20	12,780,347

			Final Value
		Since	of a $10,000
	One Year	Inception[1]	Investment
Small-Cap Value Index Fund ETF Shares
Net Asset Value	19.40%	14.53%	$14,878
Dow Jones Wilshire 5000 Index	15.87	10.15	13,275
MSCI US Small Cap Value Index	19.44	14.61	14,909

1 Inception dates are May 21, 1998, for Investor Shares; December 7, 1999, for Institutional Shares; and January 26, 2004, for ETF Shares.

2 Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.

3 S&P SmallCap 600/Barra Value Index through May 16, 2003; MSCI US Small Cap Value Index thereafter.

4 Derived from data provided by Lipper Inc.

43

Vanguard Small-Cap Value Index Fund

Cumulative Returns of ETF Shares: January 26, 2004[1]—December 31, 2006
		Cumulative
	One Year	Since Inception
Small-Cap Value Index Fund ETF Shares
Market Price	19.51%	48.78%
Small-Cap Value Index Fund ETF Shares
Net Asset Value	19.40	48.78
MSCI US Small Cap Value Index	19.44	49.09

Fiscal-Year Total Returns (%): May 21, 1998–December 31, 2006

1 Inception.

2 S&P SmallCap 600/Barra Value Index through May 16, 2003; MSCI US Small Cap Value Index thereafter.

Note: See Financial Highlights tables on pages 51 through 53 for dividend and capital gains information.

44

Vanguard Small-Cap Value Index Fund

Financial Statements

Statement of Net Assets—Investments Summary

As of December 31, 2006

This Statement summarizes the fund’s holdings by asset type (common stocks, bonds, etc.) and by industry sector. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on Vanguard.com and on the Securities and Exchange Commission’s website (www.sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Common Stocks
Consumer Discretionary
	OfficeMax, Inc.	405,646	20,140	0.4%
	Service Corp. International	1,598,487	16,385	0.3%
	Claire’s Stores, Inc.	483,985	16,039	0.3%
	Phillips-Van Heusen Corp.	302,076	15,155	0.3%
†	Other—Consumer Discretionary		594,502	11.6%
			662,221	12.9%

†	Consumer Staples		131,889	2.6%

†	Energy		204,033	4.0%

Financials
	Reckson Associates Realty Corp. REIT	455,042	20,750	0.4%
	BRE Properties Inc. Class A REIT	281,944	18,332	0.4%
	Mack-Cali Realty Corp. REIT	341,140	17,398	0.4%
	Rayonier Inc. REIT	418,597	17,183	0.3%
	IndyMac Bancorp, Inc.	375,312	16,949	0.3%
*	Conseco, Inc.	828,275	16,549	0.3%
	Cullen/Frost Bankers, Inc.	294,954	16,464	0.3%
	Brandywine Realty Trust REIT	492,157	16,364	0.3%
	Sky Financial Group, Inc.	572,430	16,337	0.3%
	Health Care Inc. REIT	379,193	16,313	0.3%
	Valley National Bancorp	607,395	16,102	0.3%
	Alexandria Real Estate Equities, Inc. REIT	159,057	15,969	0.3%
	New Plan Excel Realty Trust REIT	573,037	15,747	0.3%
	Arthur J. Gallagher & Co.	531,602	15,709	0.3%
	^Thornburg Mortgage, Inc. REIT	619,206	15,561	0.3%
	Raymond James Financial, Inc.	507,751	15,390	0.3%

Annaly Mortgage Management Inc. REIT	1,088,104	15,136	0.3%

45

Vanguard Small-Cap Value Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
	Realty Income Corp. REIT	545,916	15,122	0.3%
	Wilmington Trust Corp.	356,526	15,035	0.3%
	Webster Financial Corp.	306,641	14,940	0.3%
	Bank of Hawaii Corp.	276,156	14,899	0.3%
†	Other—Financials		1,524,712	29.7%
			1,866,961	36.3%
Health Care
	PerkinElmer, Inc.	686,642	15,264	0.3%
†	Other—Health Care		135,241	2.6%
			150,505	2.9%
Industrials
	Harsco Corp.	229,796	17,487	0.4%
	Ryder System, Inc.	338,966	17,308	0.3%
*	AGCO Corp.	497,674	15,398	0.3%
*	Shaw Group, Inc.	439,631	14,728	0.3%
†	Other—Industrials		673,701	13.1%
			738,622	14.4%
Information Technology
*	Avnet, Inc.	721,549	18,421	0.4%
*	Convergys Corp.	758,942	18,048	0.3%
*	Integrated Device Technology Inc.	1,091,163	16,891	0.3%
†	Other—Information Technology		396,388	7.7%
			449,748	8.7%
Materials
	Celanese Corp. Series A	737,240	19,080	0.4%
	Lubrizol Corp.	374,194	18,758	0.4%
	Commercial Metals Co.	622,404	16,058	0.3%
	Albemarle Corp.	220,341	15,820	0.3%
	FMC Corp.	202,934	15,535	0.3%
	Valspar Corp.	529,588	14,638	0.3%
†	Other—Materials		294,749	5.7%
			394,638	7.7%

†	Telecommunication Services		29,944	0.6%

Utilities
	Northeast Utilities	840,626	23,672	0.5%
*	Sierra Pacific Resources	1,207,506	20,322	0.4%
*	CMS Energy Corp.	1,211,161	20,226	0.4%
	OGE Energy Corp.	497,277	19,891	0.4%
	Energen Corp.	376,449	17,671	0.4%
	National Fuel Gas Co.	433,269	16,698	0.3%
	AGL Resources Inc.	425,905	16,572	0.3%
	Puget Energy, Inc.	635,441	16,115	0.3%
*	Dynegy, Inc.	2,190,717	15,861	0.3%
	UGI Corp. Holding Co.	576,223	15,719	0.3%
	Atmos Energy Corp.	476,762	15,213	0.3%
†	Other—Utilities		284,005	5.5%

	481,965	9.4%
Total Common Stocks (Cost $4,189,658)	5,110,526	99.5%[1]

46

	Vanguard Small-Cap Value Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
2	Vanguard Market Liquidity Fund, 5.294%	19,663,673	19,664	0.4%
2	Vanguard Market Liquidity Fund, 5.294%—Note E	91,553,500	91,554	1.8%
			111,218	2.2%
		Face
		Amount
		($000)
U.S. Agency and Government Obligations
3	Federal Home Loan Mortgage Corp.
4	5.189%, 2/27/2007	1,000	992	0.0%
3	Federal National Mortgage Assn.
4	5.215%, 4/9/2007	2,000	1,973	0.1%
			2,965	0.1%
Total Temporary Cash Investments (Cost $114,183)			114,183	2.3%[1]
Total Investments (Cost $4,303,841)			5,224,709	101.8%
Other Assets and Liabilities
Other Assets—Note B			30,570	0.6%
Liabilities—Note E			(120,955)	(2.4%)
			(90,385)	(1.8%)
Net Assets			5,134,324	100.0%

47

Vanguard Small-Cap Value Index Fund

At December 31, 2006, net assets consisted of:[5]
Amount
($000)
Paid-in Capital	4,297,183
Overdistributed Net Investment Income	(356)
Accumulated Net Realized Losses	(83,207)
Unrealized Appreciation (Depreciation)
Investment Securities	920,868
Futures Contracts	(164)
Net Assets	5,134,324

Investor Shares—Net Assets
Applicable to 253,006,132 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	4,314,225
Net Asset Value Per Share—Investor Shares	$17.05

Institutional Shares—Net Assets
Applicable to 18,125,507 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	309,791
Net Asset Value Per Share—Institutional Shares	$17.09

ETF Shares—Net Assets
Applicable to 7,171,483 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	510,308
Net Asset Value Per Share—ETF Shares	$71.16

• See Note A in Notes to Financial Statements.

* Non-income-producing security.

^ Part of security position is on loan to broker-dealers. See Note E in Notes to Financial Statements.

† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 1.8%, respectively, of net assets. See Note C in Notes to Financial Statements.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.

4 Securities with a value of $2,965,000 have been segregated as initial margin for open futures contracts.

5 See Note C in Notes to Financial Statements for the tax-basis components of net assets.

REIT—Real Estate Investment Trust.

48

Vanguard Small-Cap Value Index Fund

Statement of Operations

Year Ended
December 31, 2006
($000)
Investment Income
Income
Dividends	97,568
Interest[1]	1,036
Security Lending	3,058
Total Income	101,662
Expenses
The Vanguard Group—Note B
Investment Advisory Services	82
Management and Administrative—Investor Shares	7,226
Management and Administrative—Institutional Shares	119
Management and Administrative—ETF Shares	267
Marketing and Distribution—Investor Shares	978
Marketing and Distribution—Institutional Shares	74
Marketing and Distribution—ETF Shares	70
Custodian Fees	257
Auditing Fees	31
Shareholders’ Reports—Investor Shares	154
Shareholders’ Reports—Institutional Shares	1
Shareholders’ Reports—ETF Shares	6
Trustees’ Fees and Expenses	5
Total Expenses	9,270
Net Investment Income	92,392
Realized Net Gain (Loss)
Investment Securities Sold	360,027
Futures Contracts	2,706
Realized Net Gain (Loss)	362,733
Change in Unrealized Appreciation (Depreciation)
Investment Securities	323,933
Futures Contracts	(176)
Change in Unrealized Appreciation (Depreciation)	323,757
Net Increase (Decrease) in Net Assets Resulting from Operations	778,882

1 Interest income from an affiliated company of the fund was $960,000.

49

Vanguard Small-Cap Value Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2006	2005
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	92,392	69,186
Realized Net Gain (Loss)	362,733	214,831
Change in Unrealized Appreciation (Depreciation)	323,757	(62,720)
Net Increase (Decrease) in Net Assets Resulting from Operations	778,882	221,297
Distributions
Net Investment Income
Investor Shares	(76,448)	(61,216)
Institutional Shares	(6,047)	(4,629)
ETF Shares	(9,561)	(3,123)
Realized Capital Gain
Investor Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(92,056)	(68,968)
Capital Share Transactions—Note F
Investor Shares	271,012	359,113
Institutional Shares	18,330	87,740
ETF Shares	277,048	134,600
Net Increase (Decrease) from Capital Share Transactions	566,390	581,453
Total Increase (Decrease)	1,253,216	733,782
Net Assets
Beginning of Period	3,881,108	3,147,326
End of Period[1]	5,134,324	3,881,108

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($356,000) and ($692,000).

50

Vanguard Small-Cap Value Index Fund

Financial Highlights

Investor Shares

	Year Ended December 31,
For a Share Outstanding Throughout Each Period	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$14.56	$13.97	$11.49	$ 8.52	$10.29
Investment Operations
Net Investment Income	.311	.263	.227	.192	.090
Net Realized and Unrealized Gain (Loss) on Investments	2.488	.589	2.478	2.976	(1.494)
Total from Investment Operations	2.799	.852	2.705	3.168	(1.404)
Distributions
Dividends from Net Investment Income	(.309)	(.262)	(.225)	(.198)	(.090)
Distributions from Realized Capital Gains	—	—	—	—	(.276)
Total Distributions	(.309)	(.262)	(.225)	(.198)	(.366)
Net Asset Value, End of Period	$17.05	$14.56	$13.97	$11.49	$ 8.52

Total Return[1]	19.24%	6.07%	23.55%	37.19%	–14.20%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,314	$3,446	$2,947	$1,730	$1,176
Ratio of Total Expenses to Average Net Assets	0.23%	0.23%	0.23%	0.27%	0.27%
Ratio of Net Investment
Income to Average Net Assets	2.06%	1.96%	2.15%	2.07%	0.93%
Portfolio Turnover Rate[2]	25%	28%	30%	100%[3]	57%

1 Total returns do not reflect the 0.5% transaction fee on purchases through March 31, 2002, or the $10 annual account maintenance fee applied on balances under $10,000.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

3 Includes activity related to a change in the fund’s target index.

51

Vanguard Small-Cap Value Index Fund

Institutional Shares

	Year Ended December 31,
For a Share Outstanding Throughout Each Period	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$14.59	$13.99	$11.50	$ 8.53	$10.29
Investment Operations
Net Investment Income	.345	.294	.255	.198	.114
Net Realized and Unrealized Gain (Loss) on Investments	2.488	.589	2.478	2.976	(1.494)
Total from Investment Operations	2.833	.883	2.733	3.174	(1.380)
Distributions
Dividends from Net Investment Income	(.333)	(.283)	(.243)	(.204)	(.104)
Distributions from Realized Capital Gains	—	—	—	—	(.276)
Total Distributions	(.333)	(.283)	(.243)	(.204)	(.380)
Net Asset Value, End of Period	$17.09	$14.59	$13.99	$11.50	$ 8.53

Total Return[1]	19.44%	6.28%	23.77%	37.22%	–13.96%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$310	$247	$153	$106	$338
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.10%	0.10%
Ratio of Net Investment
Income to Average Net Assets	2.21%	2.11%	2.29%	2.24%	1.08%
Portfolio Turnover Rate[2]	25%	28%	30%	100%[3]	57%

1 Total returns do not reflect the 0.5% transaction fee on purchases through March 31, 2002.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

3 Includes activity related to a change in the fund’s target index.

52

Vanguard Small-Cap Value Index Fund

ETF Shares
			Jan. 26[1] to
	Year Ended December 31,		Dec. 31,
For a Share Outstanding Throughout Each Period	2006	2005	2004
Net Asset Value, Beginning of Period	$60.76	$58.31	$50.53
Investment Operations
Net Investment Income	1.380	1.174	.930
Net Realized and Unrealized Gain (Loss) on Investments	10.391	2.443	7.818
Total from Investment Operations	11.771	3.617	8.748
Distributions
Dividends from Net Investment Income	(1.371)	(1.167)	(.968)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(1.371)	(1.167)	(.968)
Net Asset Value, End of Period	$71.16	$60.76	$58.31

Total Return	19.40%	6.20%	17.34%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$510	$188	$47
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.22%*
Ratio of Net Investment Income to Average Net Assets	2.17%	2.07%	2.16%*
Portfolio Turnover Rate[2]	25%	28%	30%

1 Inception.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

* Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

53

Vanguard Small-Cap Value Index Fund

Notes to Financial Statements

Vanguard Small-Cap Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for investors who meet certain administrative and servicing criteria and invest a minimum of $5 million. ETF Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

54

Vanguard Small-Cap Value Index Fund

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2006, the fund had contributed capital of $495,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.49% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2006, the fund realized $376,968,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchange fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

For tax purposes, at December 31, 2006, the fund had $3,927,000 of ordinary income available for distribution. The fund had available realized losses of $80,822,000 to offset future net capital gains of $67,032,000 through December 31, 2011, and $13,790,000 through December 31, 2015.

At December 31, 2006, the cost of investment securities for tax purposes was $4,305,348,000. Net unrealized appreciation of investment securities for tax purposes was $919,361,000, consisting of unrealized gains of $1,037,816,000 on securities that had risen in value since their purchase and $118,455,000 in unrealized losses on securities that had fallen in value since their purchase.

55

Vanguard Small-Cap Value Index Fund

At December 31, 2006, the aggregate settlement value of open futures contracts expiring in March 2007 and the related unrealized appreciation (depreciation) were:

		($000)
		Aggregate	Unrealized
	Number of	Settlement	Appreciation
Futures Contracts	Long Contracts	Value	(Depreciation)
E-mini Russell 2000 Index	190	15,103	(150)
Russell 2000 Index	18	7,154	(14)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. During the year ended December 31, 2006, the fund purchased $2,614,859,000 of investment securities and sold $2,054,430,000 of investment securities other than temporary cash investments.

E. The market value of securities on loan to broker-dealers at December 31, 2006, was $86,668,000, for which the fund received cash collateral of $91,554,000.

F. Capital share transactions for each class of shares were:

	Year Ended December 31,
		2006		2005
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	988,544	61,990	1,083,820	77,571
Issued in Lieu of Cash Distributions	70,455	4,169	56,448	3,822
Redeemed	(787,987)	(49,861)	(781,155)	(55,704)
Net Increase (Decrease)—Investor Shares	271,012	16,298	359,113	25,689
Institutional Shares
Issued	98,157	6,180	122,665	8,583
Issued in Lieu of Cash Distributions	4,228	250	2,775	187
Redeemed	(84,055)	(5,256)	(37,700)	(2,748)
Net Increase (Decrease)—Institutional Shares	18,330	1,174	87,740	6,022
ETF Shares
Issued	1,260,357	18,385	445,777	7,277
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(983,309)	(14,300)	(311,177)	(5,000)
Net Increase (Decrease)—ETF Shares	277,048	4,085	134,600	2,277

56

Vanguard Small-Cap Value Index Fund

G. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements. FIN 48 will be effective for the fund’s fiscal year ending December 31, 2007. Management is in the process of analyzing the fund’s tax positions for purposes of implementing FIN 48; based on the analysis completed to date, management does not believe the adoption of FIN 48 will result in any material impact to the fund’s financial statements.

57

Report of Independent Registered

Public Accounting Firm

To the Trustees of Vanguard Index Funds and Shareholders of Vanguard Small-Cap Index Fund, Vanguard Small-Cap Growth Index Fund and Vanguard Small-Cap Value Index Fund:

In our opinion, the accompanying statements of net assets—investments summary and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Small-Cap Index Fund, Vanguard Small-Cap Growth Index Fund and Vanguard Small-Cap Value Index Fund (separate funds of Vanguard Index Funds, hereafter referred to as the “Funds”) at December 31, 2006, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the custodian and broker and by agreement to the underlying ownership records for Vanguard Market Liquidity Fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 9, 2007

Special 2006 tax information (unaudited) for Vanguard U.S. Stock Index Funds (Small-Capitalization Portfolios)

This information for the fiscal year ended December 31, 2006, is included pursuant to provisions of the Internal Revenue Code.

The funds distributed qualified dividend income to shareholders during the fiscal year as follows:

Qualified Dividend Income
Index Fund	($000)
Small-Cap	109,390
Small-Cap Growth	8,716
Small-Cap Value	61,622

For corporate shareholders, the percentage of investment income (dividend income plus short-term gains, if any) that qualifies for the dividends-received deduction is as follows:

Index Fund	Percentage
Small-Cap	68.6%
Small-Cap Growth	95.5
Small-Cap Value	65.8

59

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: U.S. Stock Index Funds—Small Capitalization Portfolio
Periods Ended December 31, 2006
	One	Five	Ten
	Year	Years	Years[1]
Small-Cap Index Fund Investor Shares[2]
Returns Before Taxes	15.64%	11.63%	10.02%
Returns After Taxes on Distributions	15.37	11.34	8.78
Returns After Taxes on Distributions and Sale of Fund Shares	10.34	10.03	8.15

Small-Cap Growth Index Fund Investor Shares[2]
Returns Before Taxes	11.94%	11.27%	8.14%
Returns After Taxes on Distributions	11.89	11.22	7.88
Returns After Taxes on Distributions and Sale of Fund Shares	7.82	9.83	7.01

Small-Cap Value Index Fund Investor Shares[2]
Returns Before Taxes	19.24%	12.96%	10.19%
Returns After Taxes on Distributions	18.78	12.35	8.89
Returns After Taxes on Distributions and Sale of Fund Shares	12.79	11.02	8.10

1 For Vanguard Small-Cap Growth Index and Small-Cap Value Index Funds, returns are annualized since inception on May 21, 1998.

2 Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.

60

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on page 62 illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table on page 62 are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs or account maintenance fees. They do not include your fund’s low-balance fee, which is described in the prospectus. If this fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the funds’ expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.

61

Six Months Ended December 31, 2006[1]

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	6/30/2006	12/31/2006	Period[2]
Based on Actual Fund Return
Small-Cap Index Fund
Investor Shares	$1,000.00	$1,081.84	$1.15
Admiral Shares	1,000.00	1,082.71	0.63
Institutional Shares	1,000.00	1,082.50	0.37
ETF Shares	1,000.00	1,082.56	0.47
Small-Cap Growth Index Fund
Investor Shares	$1,000.00	$1,059.34	$1.19
Institutional Shares	1,000.00	1,060.18	0.36
ETF Shares	1,000.00	1,059.81	0.57
Small-Cap Value Index Fund
Investor Shares	$1,000.00	$1,103.82	$1.17
Institutional Shares	1,000.00	1,104.33	0.37
ETF Shares	1,000.00	1,104.24	0.58
Based on Hypothetical 5% Yearly Return
Small-Cap Index Fund
Investor Shares	$1,000.00	$1,024.10	$1.12
Admiral Shares	1,000.00	1,024.60	0.61
Institutional Shares	1,000.00	1,025.85	0.36
ETF Shares	1,000.00	1,024.75	0.46
Small-Cap Growth Index Fund
Investor Shares	$1,000.00	$1,024.05	$1.17
Institutional Shares	1,000.00	1,024.85	0.36
ETF Shares	1,000.00	1,024.65	0.56
Small-Cap Value Index Fund
Investor Shares	$1,000.00	$1,024.10	$1.12
Institutional Shares	1,000.00	1,024.85	0.36
ETF Shares	1,000.00	1,024.65	0.56

1 This table does not include data for funds or share classes of funds with fewer than six months of history.

2 The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Small-Cap Index Fund, 0.22% for Investor Shares, 0.12% for Admiral Shares, 0.07% for Institutional Shares, and 0.09% for ETF Shares; for the Small-Cap Growth Index Fund, 0.23% for Investor Shares, 0.07% for Institutional Shares, and 0.11% for ETF Shares; for the Small-Cap Value Index Fund, 0.22% for Investor Shares, 0.07% for Institutional Shares, and 0.11% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

62

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund represented by stocks or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Yield. A snapshot of a fund’s income from interest and dividends. The yield, expressed as a percentage of the fund’s net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year. The index yield is based on the current annualized rate of income provided by securities in the index.

63

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]
Born 1954	Principal Occupation(s) During the Past Five Years: Chairman of the Board, Chief
Trustee since May 1987;	Executive Officer, and Director/Trustee of The Vanguard Group, Inc., and of each
Chairman of the Board and	of the investment companies served by The Vanguard Group.
Chief Executive Officer
145 Vanguard Funds Overseen

Independent Trustees

Charles D. Ellis
Born 1937	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures
Trustee since January 2001	in education); Senior Advisor to Greenwich Associates (international business strategy
145 Vanguard Funds Overseen	consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business
at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Rajiv L. Gupta
Born 1945	Principal Occupation(s) During the Past Five Years: Chairman and Chief Executive Officer
Trustee since December 2001[2]	of Rohm and Haas Co. (chemicals); Board Member of the American Chemistry Council;
145 Vanguard Funds Overseen	Director of Tyco International, Ltd. (diversified manufacturing and services) since 2005;
Trustee of Drexel University and of the Chemical Heritage Foundation.

Amy Gutmann
Born 1949	Principal Occupation(s) During the Past Five Years: President of the University of
Trustee since June 2006	Pennsylvania since 2004; Professor in the School of Arts and Sciences, Annenberg School
145 Vanguard Funds Overseen	for Communication, and Graduate School of Education of the University of Pennsylvania
since 2004; Provost (2001–2004) and Laurance S. Rockefeller Professor of Politics and the
University Center for Human Values (1990–2004), Princeton University; Director of Carnegie
Corporation of New York and of Philadelphia 2016 (since 2005) and of Schuylkill River
Development Corporation and Greater Philadelphia Chamber of Commerce since 2004.

JoAnn Heffernan Heisen
Born 1950	Principal Occupation(s) During the Past Five Years: Corporate Vice President and Chief
Trustee since July 1998	Global Diversity Officer since 2006, Vice President and Chief Information
145 Vanguard Funds Overseen	Officer (1997–2005), and Member of the Executive Committee of Johnson & Johnson
(pharmaceuticals/consumer products); Director of the University Medical Center at
Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952	Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance and
Trustee since December 2004	Banking, Harvard Business School; Senior Associate Dean, Director of Faculty
145 Vanguard Funds Overseen	Recruiting, and Chair of Finance Faculty, Harvard Business School; Director and Chairman
of UNX, Inc. (equities trading firm) since 2003; Chair of the Investment Committee of
HighVista Strategies LLC (private investment firm) since 2005; Director of registered investment companies advised by Merrill Lynch Investment Managers and affiliates (1985–2004),Genbel Securities Limited (South African
financial services firm) (1999–2003), Gensec Bank
(1999–2003), Sanlam, Ltd. (South African insurance
company) (2001–2003), and Stockback, Inc.
(credit card firm) (2000–2002).
Alfred M. Rankin, Jr.
Born 1941	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive
Trustee since January 1993	Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/ lignite);
145 Vanguard Funds Overseen	Director of Goodrich Corporation (industrial products/aircraft systems and services).

J. Lawrence Wilson
Born 1936	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive
Trustee since April 1985	Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines),
145 Vanguard Funds Overseen	MeadWestvaco Corp. (packaging products), and AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers[1]

Heidi Stam
Born 1956	Principal Occupation(s) During the Past Five Years: Managing Director of the Vanguard
Secretary since July 2005	Group, Inc., since 2006; General Counsel of The Vanguard Group since 2005; Secretary of
145 Vanguard Funds Overseen	The Vanguard Group, and of each of the investment companies served by The Vanguard
Group, since 2005; Principal of The Vanguard Group (1997-2006).

Thomas J. Higgins
Born 1957	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.;
Treasurer since July 1998	Treasurer of each of the investment companies served by The Vanguard Group.
145 Vanguard Funds Overseen

Vanguard Senior Management Team

R. Gregory Barton	Kathleen C. Gubanich	Michael S. Miller
Mortimer J. Buckley	Paul A. Heller	Ralph K. Packard
James H. Gately	F. William McNabb, III	George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.

2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P.O. Box 2600

Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	Vanguard, Vanguard.com, Admiral, Signal, Connect
with Vanguard, and the ship logo are trademarks of
Direct Investor Account Services > 800-662-2739	The Vanguard Group, Inc.

Institutional Investor Services > 800-523-1036
The funds or securities referred to herein are not
Text Telephone for the	sponsored, endorsed, or promoted by MSCI, and
Hearing Impaired > 800-952-3335	MSCI bears no liability with respect to any such
funds or securities. For any such funds or securities,
the prospectus or the Statement of Additional
Information contains a more detailed description of
This material may be used in conjunction	the limited relationship MSCI has with The Vanguard
with the offering of shares of any Vanguard	Group and any related funds.
fund only if preceded or accompanied by
the fund’s current prospectus.
All other marks are the exclusive property of their
respective owners.

You can review and copy information about your fund	All comparative mutual fund data are from Lipper Inc.
at the SEC’s Public Reference Room in Washington, D.C.	or Morningstar, Inc., unless otherwise noted.
To find out more about this public service, call the SEC
at 202-551-8090. Information about your fund is also	You can obtain a free copy of Vanguard’s proxy voting
available on the SEC’s website, and you can receive	guidelines by visiting our website, www.vanguard.com,
copies of this information, for a fee, by sending a	and searching for “proxy voting guidelines,” or by calling
request in either of two ways: via e-mail addressed to	Vanguard at 800-662-2739. They are also available from
publicinfo@sec.gov or via regular mail addressed to the	the SEC’s website, www.sec.gov. In addition, you may
Public Reference Section, Securities and Exchange	obtain a free report on how your fund voted the proxies for
Commission, Washington, DC 20549-0102.	securities it owned during the 12 months ended June 30.
To get the report, visit either www.vanguard.com
or www.sec.gov.

© 2007 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q480 022007

VANGUARD US STOCK INDEX FUNDS December 31, 2006, Annual

Small-Cap Index Fund	Shares	Market Value• ($000)

Common Stocks (100.0%)(1)

Consumer Discretionary (15.4%)
OfficeMax, Inc.	552,487	27,431
* The Goodyear Tire & Rubber Co.	1,189,245	24,962
* O'Reilly Automotive, Inc.	718,256	23,027
* Penn National Gaming, Inc.	544,893	22,678
Service Corp. International	2,179,141	22,336
Claire's Stores, Inc.	659,119	21,843
* ITT Educational Services, Inc.	315,051	20,910
Phillips-Van Heusen Corp.	411,396	20,640
Snap-On Inc.	410,622	19,562
* Big Lots Inc.	848,543	19,449
* AnnTaylor Stores Corp.	541,519	17,783
Ryland Group, Inc.	325,151	17,760
* Laureate Education Inc.	363,313	17,668
* Hanesbrands Inc.	708,028	16,724
Dillard's Inc.	477,863	16,711
Barnes & Noble, Inc.	414,923	16,477
* Payless ShoeSource, Inc.	501,921	16,473
* Jarden Corp.	452,246	15,734
Saks Inc.	867,286	15,455
* Gaylord Entertainment Co.	303,052	15,434
* Scientific Games Corp.	510,248	15,425
Meredith Corp.	273,235	15,397
* Rent-A-Center, Inc.	520,061	15,347
SCP Pool Corp.	386,347	15,133
Lear Corp.	501,717	14,816
Orient-Express Hotel Ltd.	312,860	14,805
* Aztar Corp.	271,625	14,782
*^Nutri/System Inc.	228,460	14,482
* Quiksilver, Inc.	911,039	14,349
MDC Holdings, Inc.	251,419	14,343
^Polaris Industries, Inc.	301,767	14,132
* The Cheesecake Factory Inc.	559,902	13,774
* GameStop Corp. Class B	250,792	13,733
Beazer Homes USA, Inc.	292,078	13,731
Men's Wearhouse, Inc.	357,930	13,694
Applebee's International, Inc.	554,896	13,689
* Jack in the Box Inc.	224,079	13,678
* Dick's Sporting Goods, Inc.	277,411	13,590
Regis Corp.	337,630	13,350
Standard Pacific Corp.	481,046	12,887
*^Marvel Entertainment, Inc.	471,098	12,677
DeVry, Inc.	447,724	12,536
* Panera Bread Co.	223,633	12,503
Sotheby's	402,936	12,499
* Sonic Corp.	517,891	12,403
* GameStop Corp. Class A	224,704	12,383
* Charming Shoppes, Inc.	912,717	12,349
* Aeropostale, Inc.	393,109	12,135
* Timberland Co.	383,301	12,105
Thor Industries, Inc.	274,583	12,079
Belo Corp. Class A	649,518	11,938
Ruby Tuesday, Inc.	433,153	11,886
* Pinnacle Entertainment, Inc.	357,243	11,839
*^Under Armour, Inc.	229,217	11,564
Choice Hotels International, Inc.	271,672	11,437
* Tractor Supply Co.	253,264	11,323
*^priceline.com, Inc.	258,259	11,263
Reader's Digest Association, Inc.	671,050	11,207
Wolverine World Wide, Inc.	391,695	11,171
* The Children's Place Retail Stores, Inc.	171,415	10,888
Strayer Education, Inc.	101,521	10,766
John Wiley & Sons Class A	279,099	10,737
Harte-Hanks, Inc.	381,901	10,582
* Pacific Sunwear of California, Inc.	535,767	10,490
* Life Time Fitness, Inc.	216,196	10,488
Borders Group, Inc.	462,421	10,335
CBRL Group, Inc.	230,338	10,310
The Yankee Candle Co., Inc.	296,502	10,164
* Coldwater Creek Inc.	412,698	10,119
* Zale Corp.	358,491	10,113
* CEC Entertainment Inc.	248,278	9,993
* Guitar Center, Inc.	217,754	9,899
*^Netflix.com, Inc.	379,791	9,821
* Tween Brands, Inc.	244,502	9,763
Brown Shoe Co., Inc.	202,141	9,650
*^Charter Communications, Inc.	3,099,059	9,483
Arbitron Inc.	218,041	9,472
American Greetings Corp. Class A	394,013	9,405
Matthews International Corp.	237,807	9,358
* Live Nation	414,286	9,280
Bob Evans Farms, Inc.	270,916	9,271
* The Gymboree Corp.	242,789	9,265
Tupperware Corp.	407,288	9,209
Catalina Marketing Corp.	331,454	9,115
Lee Enterprises, Inc.	292,816	9,095
* Hovnanian Enterprises Inc. Class A	263,138	8,920
Aaron Rents, Inc.	305,886	8,803
* The Warnaco Group, Inc.	345,377	8,766
* Corinthian Colleges, Inc.	640,640	8,732
Jackson Hewitt Tax Service Inc.	254,369	8,641
* Guess ?, Inc.	136,112	8,634
* Scholastic Corp.	240,639	8,625
ArvinMeritor, Inc.	472,390	8,612
* TRW Automotive Holdings Corp.	328,236	8,491
* Vail Resorts Inc.	188,697	8,457
Domino's Pizza, Inc.	301,394	8,439
Ethan Allen Interiors, Inc.	233,433	8,429
* Tenneco Automotive, Inc.	340,366	8,414
* Meritage Corp.	175,355	8,368
* Rare Hospitality International Inc.	253,640	8,352
* RCN Corp.	276,141	8,326
Group 1 Automotive, Inc.	160,757	8,314
* Carter's, Inc.	324,389	8,272
* LKQ Corp.	356,244	8,190
* Hibbett Sporting Goods, Inc.	268,203	8,188
* J. Crew Group, Inc.	210,673	8,121
* Visteon Corp.	955,615	8,104
* The Dress Barn, Inc.	343,509	8,014
* Fossil, Inc.	351,160	7,929
ADVO, Inc.	236,964	7,725
* Gemstar-TV Guide International, Inc.	1,907,402	7,649
* Tempur-Pedic International Inc.	370,808	7,587
Callaway Golf Co.	523,987	7,551
* Bright Horizons Family Solutions, Inc.	193,780	7,492
United Auto Group, Inc.	317,106	7,474
CKE Restaurants Inc.	402,227	7,401
Triarc Cos., Inc. Class B	367,774	7,355
Winnebago Industries, Inc.	221,770	7,298
* P.F. Chang's China Bistro, Inc.	187,517	7,197
* VistaPrint Ltd.	216,438	7,166
* Iconix Brand Group Inc.	367,618	7,128
* Select Comfort Corp.	400,765	6,969
* WMS Industries, Inc.	199,513	6,955
*^Shuffle Master, Inc.	260,923	6,836
*^Crocs, Inc.	157,676	6,812
Interactive Data Corp.	275,751	6,629
Sonic Automotive, Inc.	225,531	6,549
* Bally Technologies Inc.	349,217	6,523
* Genesco, Inc.	173,795	6,483
Entercom Communications Corp.	226,816	6,392
IHOP Corp.	120,978	6,376
Warner Music Group Corp.	277,140	6,360
* Skechers U.S.A., Inc.	189,876	6,325
The Pep Boys (Manny, Moe & Jack)	421,020	6,256
Kellwood Co.	191,009	6,212
^Cooper Tire & Rubber Co.	433,692	6,202
* RC2 Corp.	139,822	6,152
*^Cabela's Inc.	254,821	6,149
Stage Stores, Inc.	198,876	6,044
K-Swiss, Inc.	193,647	5,953
Columbia Sportswear Co.	106,251	5,918
American Axle & Manufacturing Holdings, Inc.	310,016	5,887
Media General, Inc. Class A	157,847	5,867
Modine Manufacturing Co.	233,224	5,838
Ameristar Casinos, Inc.	189,255	5,818
* Coinstar, Inc.	185,608	5,674
* CSK Auto Corp.	326,230	5,595
Oxford Industries, Inc.	112,268	5,574
Furniture Brands International Inc.	342,144	5,553
* Steiner Leisure Ltd.	121,952	5,549
*^Chipotle Mexican Grill, Inc.	97,270	5,544
Hearst-Argyle Television Inc.	210,873	5,377
Building Materials Holding Corp.	215,924	5,331
* Champion Enterprises, Inc.	568,927	5,325
Cato Corp. Class A	229,290	5,253
Christopher & Banks Corp.	278,936	5,205
* Burger King Holdings Inc.	246,058	5,192
* Papa John's International, Inc.	178,704	5,184
* Valassis Communications, Inc.	355,617	5,156
Steven Madden, Ltd.	146,912	5,155
* Helen of Troy Ltd.	212,433	5,154
* Charlotte Russe Holding Inc.	166,940	5,133
* Interface, Inc.	336,568	4,786
*^WCI Communities, Inc.	248,494	4,766
* Deckers Outdoor Corp.	79,337	4,756
* Texas Roadhouse, Inc.	358,531	4,754
Asbury Automotive Group, Inc.	200,125	4,715
* California Pizza Kitchen, Inc.	139,275	4,639
* K2 Inc.	350,337	4,621
Sally Beauty Co. Inc.	590,502	4,606
*^Krispy Kreme Doughnuts, Inc.	413,874	4,594
Stewart Enterprises, Inc. Class A	729,778	4,561
^La-Z-Boy Inc.	383,130	4,548
Finish Line, Inc.	314,944	4,497
Kimball International, Inc. Class B	183,476	4,458
* 99 Cents Only Stores	361,933	4,405
* Hot Topic, Inc.	328,138	4,377
Speedway Motorsports, Inc.	113,966	4,376
Talbots Inc.	180,631	4,353
Journal Communications, Inc.	343,494	4,331
* JAKKS Pacific, Inc.	194,920	4,257
*^Blockbuster Inc. Class A	793,217	4,196
Martha Stewart Living Omnimedia, Inc.	189,213	4,144
* Keystone Automotive Industries, Inc.	121,445	4,128
Oakley, Inc.	204,022	4,093
The Stride Rite Corp.	271,282	4,091
The Marcus Corp.	159,826	4,088
Blyth, Inc.	195,977	4,067
* Jo-Ann Stores, Inc.	165,189	4,064
* Cox Radio, Inc.	247,831	4,040
bebe stores, inc	203,835	4,034
* Red Robin Gourmet Burgers, Inc.	111,361	3,992
Sealy Corp.	269,435	3,974
Landry's Restaurants, Inc.	131,563	3,959
* DSW Inc. Class A	102,587	3,957
*^Blue Nile Inc.	107,173	3,954
* INVESTools Inc.	286,636	3,953
*^Jos. A. Bank Clothiers, Inc.	133,519	3,919
^Pier 1 Imports Inc.	649,334	3,864
* AFC Enterprises, Inc.	218,637	3,863
Bandag, Inc.	76,174	3,841
Movado Group, Inc.	131,917	3,826
* Retail Ventures, Inc.	199,942	3,807
UniFirst Corp.	99,066	3,805
* Fleetwood Enterprises, Inc.	474,043	3,750
* Universal Technical Institute Inc.	167,245	3,715
Big 5 Sporting Goods Corp.	151,609	3,702
*^Six Flags, Inc.	701,916	3,678
* O'Charley's Inc.	171,957	3,659
Sinclair Broadcast Group, Inc.	347,143	3,645
Westwood One, Inc.	511,920	3,614
Tuesday Morning Corp.	232,063	3,609
* Radio One, Inc. Class D	527,220	3,553
M/I Homes, Inc.	92,650	3,538
* Entravision Communications Corp.	428,817	3,525
Ambassadors Group, Inc.	116,007	3,521
* Steak n Shake Co.	199,885	3,518
* Mediacom Communications Corp.	432,667	3,479
*^TiVo Inc.	678,692	3,475
* Morningstar, Inc.	76,738	3,457
* MarineMax, Inc.	133,106	3,451
Lithia Motors, Inc.	118,956	3,421
Fred's, Inc.	283,796	3,417
^Brookfield Homes Corp.	89,187	3,349
* Aftermarket Technology Corp.	156,927	3,339
The Buckle, Inc.	65,621	3,337
* Zumiez Inc.	112,478	3,323
^Nautilus Inc.	233,054	3,263
^Superior Industries International, Inc.	167,686	3,231
*^Build-A-Bear-Workshop, Inc.	114,778	3,216
*^Avatar Holding, Inc.	39,533	3,196
Monro Muffler Brake, Inc.	90,155	3,164
*^Source Interlink Cos., Inc.	387,290	3,160
* Drew Industries, Inc.	120,751	3,141
Monaco Coach Corp.	211,009	2,988
* ValueVision Media, Inc.	223,984	2,943
*^Pre-Paid Legal Services, Inc.	74,998	2,935
* Trump Entertainment Resorts, Inc.	160,845	2,934
* Denny's Corp.	618,824	2,915
Sauer-Danfoss, Inc.	88,749	2,862
Courier Corp.	73,364	2,859
* GSI Commerce, Inc.	151,792	2,846
* CKX, Inc.	241,952	2,838
Stein Mart, Inc.	212,224	2,814
* Morgans Hotel Group	162,720	2,755
* Isle of Capri Casinos, Inc.	102,624	2,728
Churchill Downs, Inc.	63,665	2,721
* Great Wolf Resorts, Inc.	192,662	2,690
* Vertrue Inc.	69,299	2,662
* A.C. Moore Arts & Crafts, Inc.	118,801	2,574
Citadel Broadcasting Corp.	256,014	2,550
World Wrestling Entertainment, Inc.	155,422	2,533
* Cumulus Media Inc.	241,327	2,507
* Blockbuster Inc. Class B	511,535	2,507
* Fisher Communications, Inc.	55,485	2,453
* Volcom, Inc.	80,684	2,386
Sun-Times Media Group, Inc.	485,766	2,385
* Stamps.com Inc.	151,238	2,382
*^Leapfrog Enterprises, Inc.	251,214	2,382
* Ruth's Chris Steak House	130,248	2,381
Gray Television, Inc.	316,427	2,319
Triarc Cos., Inc. Class A	106,280	2,311
*^BJ's Restaurants Inc.	111,459	2,253
*^Citi Trends Inc.	55,785	2,211
* New York & Co., Inc.	165,113	2,160
Skyline Corp.	53,440	2,149
Kenneth Cole Productions, Inc.	89,501	2,147
Journal Register Co.	293,045	2,139
*^Smith & Wesson Holding Corp.	206,886	2,139
* MTR Gaming Group Inc.	173,484	2,120
* Harris Interactive Inc.	413,725	2,085
* Bluegreen Corp.	159,798	2,050
* Lin TV Corp.	204,945	2,039
Haverty Furniture Cos., Inc.	136,038	2,013
Emmis Communications, Inc.	239,637	1,975
CSS Industries, Inc.	55,383	1,959
*^West Marine, Inc.	111,300	1,922
* Audiovox Corp.	135,220	1,905
* ProQuest Co.	178,807	1,869
Bon-Ton Stores, Inc.	52,810	1,830
*^Playboy Enterprises, Inc. Class B	158,851	1,820
Coinmach Service Corp. Class A	145,473	1,731
*^Overstock.com, Inc.	108,110	1,708
* Monarch Casino & Resort, Inc.	71,478	1,707
*^Cost Plus, Inc.	164,158	1,691
* FTD Group, Inc.	94,227	1,686
Xerium Technologies Inc.	161,581	1,582
*^True Religion Apparel, Inc.	103,027	1,577
Arctic Cat, Inc.	89,406	1,573
^Technical Olympic USA, Inc.	154,434	1,571
Levitt Corp. Class A	124,683	1,526
* Magna Entertainment Corp. Class A	309,683	1,397
* Core-Mark Holding Co., Inc.	41,491	1,388
Dover Downs Gaming & Entertainment, Inc.	100,227	1,340
Marine Products Corp.	113,287	1,330
*^PRIMEDIA Inc.	777,918	1,315
* Town Sports International Holdings, Inc.	76,789	1,265
*^iRobot Corp.	69,657	1,258
* Spanish Broadcasting System, Inc.	296,531	1,219
* Directed Electronics Inc.	100,520	1,151
*^Palm Harbor Homes, Inc.	75,903	1,064
* 1-800-FLOWERS.COM, Inc.	170,435	1,050
* Educate, Inc.	145,338	1,035
*^Conn's, Inc.	43,956	1,023
Salem Communications Corp.	84,872	1,014
Deb Shops, Inc.	31,346	828
Bandag, Inc. Class A	11,783	589
* Radio One, Inc.	17,737	119

		2,121,372

Consumer Staples (3.0%)
* Rite Aid Corp.	3,960,879	21,547
Church & Dwight, Inc.	483,330	20,614
Corn Products International, Inc.	547,664	18,916
* NBTY, Inc.	424,985	17,667
Del Monte Foods Co.	1,493,500	16,473
* Hansen Natural Corp.	474,040	15,966
* BJ's Wholesale Club, Inc.	496,003	15,431
* Alberto-Culver Co.	587,556	12,603
* Herbalife Ltd.	291,711	11,715
Flowers Foods, Inc.	410,712	11,085
Delta & Pine Land Co.	272,090	11,006
* United Natural Foods, Inc.	299,206	10,747
* Ralcorp Holdings, Inc.	198,277	10,090
Pilgrim's Pride Corp.	321,740	9,469
Universal Corp. (VA)	191,460	9,383
Longs Drug Stores, Inc.	209,314	8,871
Lancaster Colony Corp.	194,980	8,640
* Hain Celestial Group, Inc.	272,522	8,505
Nu Skin Enterprises, Inc.	441,253	8,044
* Central Garden and Pet Co.	164,954	7,987
Casey's General Stores, Inc.	337,913	7,958
* The Pantry, Inc.	160,148	7,501
Ruddick Corp.	264,820	7,349
* TreeHouse Foods Inc.	232,708	7,260
* Central European Distribution Corp.	242,585	7,205
* Performance Food Group Co.	259,780	7,180
* Chattem, Inc.	119,554	5,987
Tootsie Roll Industries, Inc.	160,646	5,253
Chiquita Brands International, Inc.	313,855	5,012
Seaboard Corp.	2,816	4,970
* Playtex Products, Inc.	332,141	4,780
The Andersons, Inc.	110,574	4,687
* Alliance One International, Inc.	634,928	4,483
J & J Snack Foods Corp.	102,709	4,252
WD-40 Co.	119,085	4,152
*^USANA Health Sciences, Inc.	79,793	4,122
Sanderson Farms, Inc.	134,405	4,071
* Elizabeth Arden, Inc.	199,088	3,793
Vector Group Ltd.	210,899	3,743
The Great Atlantic & Pacific Tea Co., Inc.	139,511	3,591
* Prestige Brands Holdings Inc.	261,999	3,411
Reddy Ice Holdings, Inc.	129,080	3,333
Weis Markets, Inc.	80,705	3,237
Lance, Inc.	160,916	3,231
* Spectrum Brands Inc.	286,942	3,128
*^Wild Oats Markets Inc.	209,230	3,009
Premium Standard Farms Inc.	155,424	2,886
* Pathmark Stores, Inc.	252,748	2,818
* Peet's Coffee & Tea Inc.	103,612	2,719
Ingles Markets, Inc.	91,192	2,717
Nash-Finch Co.	98,790	2,697
* Boston Beer Co., Inc. Class A	68,955	2,481
The Topps Co., Inc.	278,184	2,476
Coca-Cola Bottling Co.	29,853	2,043
* Smart & Final Inc.	105,879	2,001
^Mannatech, Inc.	118,584	1,747
Alico, Inc.	30,452	1,542
Farmer Brothers, Inc.	54,188	1,157
* Revlon, Inc. Class A	859,850	1,101
* Revlon, Inc. Rights Exp. 1/19/07	858,803	43
* Gold Kist Inc.	187	4

		409,889

Energy (6.7%)
* Plains Exploration & Production Co.	571,220	27,150
Range Resources Corp.	976,892	26,825
* Denbury Resources, Inc.	888,221	24,684
* Veritas DGC Inc.	266,854	22,851
Frontier Oil Corp.	792,834	22,786
Cabot Oil & Gas Corp.	359,382	21,797
* Superior Energy Services, Inc.	632,926	20,684
* Helix Energy Solutions Group, Inc.	647,172	20,302
Tidewater Inc.	398,359	19,265
Helmerich & Payne, Inc.	784,032	19,185
Holly Corp.	366,222	18,824
* Kinder Morgan Management, LLC	364,162	16,635
* Oceaneering International, Inc.	403,298	16,011
* Unit Corp.	327,056	15,846
* Todco Class A	460,744	15,744
* Core Laboratories N.V	188,668	15,282
St. Mary Land & Exploration Co.	408,537	15,051
* Universal Compression Holdings, Inc.	226,297	14,055
* Dresser Rand Group, Inc.	572,369	14,006
Massey Energy Co.	597,476	13,879
* Forest Oil Corp.	421,773	13,784
* TETRA Technologies, Inc.	535,220	13,691
* Petrohawk Energy Corp.	1,119,332	12,872
* SEACOR Holdings Inc.	129,457	12,834
* Whiting Petroleum Corp.	274,924	12,811
Overseas Shipholding Group Inc.	220,538	12,416
* Hanover Compressor Co.	652,792	12,331
*^Quicksilver Resources, Inc.	317,354	11,612
* Oil States International, Inc.	352,021	11,346
* Hydrill Co.	150,566	11,321
*^Cheniere Energy, Inc.	388,730	11,223
* W-H Energy Services, Inc.	223,223	10,869
Foundation Coal Holdings, Inc.	340,558	10,816
OMI Corp.	498,219	10,547
* EXCO Resources, Inc.	616,177	10,420
* Atwood Oceanics, Inc.	207,813	10,177
* Lone Star Technologies, Inc.	207,479	10,044
* Comstock Resources, Inc.	320,964	9,969
* Grey Wolf, Inc.	1,435,255	9,846
* Swift Energy Co.	217,490	9,746
Penn Virginia Corp.	138,619	9,709
World Fuel Services Corp.	210,494	9,359
* Houston Exploration Co.	177,430	9,187
Berry Petroleum Class A	281,488	8,729
* Delta Petroleum Corp.	374,472	8,673
* Global Industries Ltd.	647,775	8,447
* USEC Inc.	646,994	8,230
* Encore Acquisition Co.	334,815	8,213
* Giant Industries, Inc.	109,008	8,170
* Input/Output, Inc.	533,395	7,270
W&T Offshore, Inc.	226,413	6,955
* Atlas America, Inc.	132,925	6,775
* Energy Partners, Ltd.	272,257	6,649
* Parker Drilling Co.	808,517	6,606
* Stone Energy Corp.	186,246	6,584
Crosstex Energy, Inc.	204,925	6,494
* Bristow Group, Inc.	165,345	5,967
* Hercules Offshore, Inc.	202,961	5,866
Western Refining, Inc.	227,783	5,799
Lufkin Industries, Inc.	99,839	5,799
* Bill Barrett Corp.	213,105	5,799
* Rosetta Resources, Inc.	310,577	5,798
* ATP Oil & Gas Corp.	145,525	5,758
* Dril-Quip, Inc.	146,069	5,720
* Alpha Natural Resources, Inc.	387,707	5,517
* Hornbeck Offshore Services, Inc.	153,096	5,466
CARBO Ceramics Inc.	145,525	5,438
*^Evergreen Energy, Inc.	545,780	5,398
* International Coal Group, Inc.	969,024	5,281
* Petroleum Development Corp.	119,785	5,157
* Gulfmark Offshore, Inc.	135,168	5,057
* Carrizo Oil & Gas, Inc.	173,983	5,049
* Mariner Energy Inc.	256,610	5,030
* Pioneer Drilling Co.	369,021	4,901
* Newpark Resources, Inc.	665,113	4,795
General Maritime Corp.	134,272	4,725
* Parallel Petroleum Corp.	265,151	4,659
* Aventine Renewable Energy Holdings, Inc.	185,790	4,377
RPC Inc.	253,637	4,281
* Trico Marine Services, Inc.	110,101	4,218
* PetroQuest Energy, Inc.	318,265	4,055
* Warren Resources Inc.	343,354	4,024
* Enbridge Energy Management LLC	81,882	3,971
*^Rentech, Inc.	996,838	3,758
* Arena Resources, Inc.	87,215	3,725
*^Goodrich Petroleum Corp.	102,615	3,713
*^Pacific Ethanol, Inc.	235,120	3,619
* NATCO Group Inc.	109,550	3,492
* Complete Production Services, Inc.	154,757	3,281
* Superior Well Services, Inc.	118,518	3,029
* Harvest Natural Resources, Inc.	277,744	2,952
* Horizon Offshore, Inc.	179,735	2,930
*^Willbros Group, Inc.	154,643	2,923
* Basic Energy Services Inc.	113,920	2,808
*^McMoRan Exploration Co.	169,369	2,408
* Brigham Exploration Co.	323,010	2,361
Alon USA Energy, Inc.	87,384	2,299
*^VeraSun Energy Corp.	111,369	2,200
* Bois d'Arc Energy, Inc.	149,030	2,180
* The Meridian Resource Corp.	647,915	2,002
* Bronco Drilling Co., Inc.	102,689	1,765
Delek US Holdings, Inc.	94,179	1,544
*^SulphCo, Inc.	324,479	1,532
*^GeoGlobal Resources Inc.	192,032	1,507

		929,520

Financials (21.4%)
Reckson Associates Realty Corp. REIT	619,947	28,270
HCC Insurance Holdings, Inc.	828,153	26,575
BRE Properties Inc. Class A REIT	384,054	24,971
Jones Lang LaSalle Inc.	270,818	24,961
* Affiliated Managers Group, Inc.	227,263	23,892
Mack-Cali Realty Corp. REIT	464,876	23,709
Rayonier Inc. REIT	570,181	23,406
IndyMac Bancorp, Inc.	511,173	23,085
* Conseco, Inc.	1,129,086	22,559
Cullen/Frost Bankers, Inc.	401,719	22,424
Brandywine Realty Trust REIT	670,443	22,292
Sky Financial Group, Inc.	779,197	22,238
Health Care Inc. REIT	516,162	22,205
Valley National Bancorp	826,921	21,922
Alexandria Real Estate Equities, Inc. REIT	216,796	21,766
New Plan Excel Realty Trust REIT	780,851	21,458
Arthur J. Gallagher & Co.	723,511	21,380
^Thornburg Mortgage, Inc. REIT	843,124	21,188
Essex Property Trust, Inc. REIT	163,548	21,139
Raymond James Financial, Inc.	692,156	20,979
Annaly Mortgage Management Inc. REIT	1,482,832	20,626
Realty Income Corp. REIT	743,295	20,589
Wilmington Trust Corp.	485,826	20,487
Webster Financial Corp.	417,367	20,334
Bank of Hawaii Corp.	376,074	20,289
Jefferies Group, Inc.	751,523	20,156
Taubman Co. REIT	393,009	19,988
* Philadelphia Consolidated Holding Corp.	445,453	19,849
CBL & Associates Properties, Inc. REIT	457,322	19,825
HRPT Properties Trust REIT	1,565,017	19,328
Kilroy Realty Corp. REIT	241,378	18,827
The Hanover Insurance Group Inc.	379,150	18,503
StanCorp Financial Group, Inc.	404,827	18,237
Nationwide Health Properties, Inc. REIT	596,849	18,037
American Financial Group, Inc.	482,876	17,340
Waddell & Reed Financial, Inc.	630,867	17,261
KKR Financial Corp. REIT	598,381	16,031
First Industrial Realty Trust REIT	333,929	15,658
Endurance Specialty Holdings Ltd.	418,090	15,294
Washington Federal Inc.	649,667	15,287
Colonial Properties Trust REIT	324,940	15,233
Whitney Holdings Corp.	465,209	15,175
Corporate Office Properties Trust, Inc. REIT	300,277	15,155
Post Properties, Inc. REIT	322,212	14,725
Home Properties, Inc. REIT	247,109	14,646
East West Bancorp, Inc.	408,849	14,481
Montpelier Re Holdings Ltd.	777,281	14,465
FirstMerit Corp.	596,850	14,408
First Midwest Bancorp, Inc.	372,195	14,397
Crescent Real Estate, Inc. REIT	725,567	14,330
* Knight Capital Group, Inc. Class A	742,968	14,243
BancorpSouth, Inc.	530,726	14,234
The South Financial Group, Inc.	531,311	14,128
Healthcare Realty Trust Inc. REIT	355,949	14,074
Senior Housing Properties Trust REIT	572,962	14,026
* Alleghany Corp.	38,529	14,009
Highwood Properties, Inc. REIT	342,299	13,952
BioMed Realty Trust, Inc. REIT	485,351	13,881
* Investment Technology Group, Inc.	323,299	13,863
Platinum Underwriters Holdings, Ltd.	443,770	13,730
LaSalle Hotel Properties REIT	297,557	13,643
Ohio Casualty Corp.	457,558	13,640
Apollo Investment Corp.	607,128	13,600
Washington REIT	335,408	13,416
UCBH Holdings, Inc.	740,582	13,005
Delphi Financial Group, Inc.	320,143	12,953
The Phoenix Cos., Inc.	803,541	12,768
Reinsurance Group of America, Inc.	228,078	12,704
Potlatch Corp. REIT	288,464	12,640
International Securities Exchange, Inc.	269,412	12,606
NewAlliance Bancshares, Inc.	763,369	12,519
Selective Insurance Group	217,428	12,456
American Home Mortgage Investment Corp. REIT	354,582	12,453
Digital Realty Trust, Inc. REIT	361,209	12,364
Strategic Hotels and Resorts, Inc. REIT	561,347	12,232
Aspen Insurance Holdings Ltd.	461,383	12,162
Umpqua Holdings Corp.	408,514	12,023
* SVB Financial Group	257,263	11,994
Cathay General Bancorp	345,241	11,914
IPC Holdings Ltd.	378,747	11,912
Westamerica Bancorporation	232,138	11,753
Zenith National Insurance Corp.	247,801	11,624
First Niagara Financial Group, Inc.	781,229	11,609
Sunstone Hotel Investors, Inc. REIT	431,721	11,540
Entertainment Properties Trust REIT	197,226	11,526
Trustmark Corp.	348,389	11,396
Downey Financial Corp.	155,344	11,275
Commerce Group, Inc.	377,808	11,240
Pacific Capital Bancorp	334,622	11,237
^New Century Financial Corp. REIT	354,777	11,207
Maguire Properties, Inc. REIT	279,973	11,199
National Financial Partners Corp.	253,501	11,146
* ProAssurance Corp.	222,566	11,110
American Financial Realty Trust REIT	963,927	11,027
Lexington Corporate Properties Trust REIT	486,923	10,922
Newcastle Investment Corp. REIT	340,830	10,675
^Redwood Trust, Inc. REIT	182,991	10,628
Cash America International Inc.	220,336	10,334
Pennsylvania REIT	259,618	10,224
Assured Guaranty Ltd.	381,341	10,144
United Bankshares, Inc.	262,387	10,141
International Bancshares Corp.	328,024	10,139
Hilb, Rogal and Hamilton Co.	238,793	10,058
* Piper Jaffray Cos., Inc.	154,210	10,047
Cousins Properties, Inc. REIT	284,698	10,041
Spirit Finance Corp. REIT	801,273	9,992
Greater Bay Bancorp	379,028	9,980
First Community Bancorp	190,871	9,977
Chittenden Corp.	324,931	9,972
Sterling Financial Corp.	294,691	9,964
UMB Financial Corp.	270,040	9,859
Mid-America Apartment Communities, Inc. REIT	169,909	9,726
DiamondRock Hospitality Co. REIT	538,637	9,701
Longview Fibre Co. REIT	441,072	9,682
Hancock Holding Co.	181,694	9,601
FelCor Lodging Trust, Inc. REIT	439,208	9,592
Friedman, Billings, Ramsey Group, Inc. REIT	1,196,621	9,573
National Retail Properties REIT	410,705	9,426
Susquehanna Bancshares, Inc.	347,701	9,346
EastGroup Properties, Inc. REIT	174,448	9,343
MAF Bancorp, Inc.	208,642	9,324
Equity Lifestyle Properties, Inc. REIT	166,796	9,079
Tanger Factory Outlet Centers, Inc. REIT	231,126	9,032
Inland Real Estate Corp. REIT	478,462	8,957
Frontier Financial Corp.	303,896	8,883
R.L.I. Corp.	156,746	8,844
^Citizens Banking Corp.	332,295	8,806
Wintrust Financial Corp.	181,460	8,714
MCG Capital Corp.	428,086	8,699
Provident Bankshares Corp.	244,150	8,692
Sovran Self Storage, Inc. REIT	149,617	8,570
Glacier Bancorp, Inc.	345,020	8,432
PS Business Parks, Inc. REIT	119,093	8,421
Old National Bancorp	444,902	8,418
*^First Federal Financial Corp.	123,857	8,295
* Argonaut Group, Inc.	237,115	8,266
United Community Banks, Inc.	254,001	8,209
MB Financial, Inc.	218,215	8,207
Park National Corp.	82,543	8,172
Extra Space Storage Inc. REIT	442,105	8,073
Equity One, Inc. REIT	302,386	8,062
Trustreet Properties, Inc. REIT	477,951	8,053
First Republic Bank	205,891	8,046
Franklin Street Properties Corp. REIT	379,229	7,983
Provident Financial Services Inc.	440,184	7,981
Fremont General Corp.	492,089	7,977
LandAmerica Financial Group, Inc.	126,151	7,961
First Citizens BancShares Class A	39,128	7,929
Greenhill & Co., Inc.	107,262	7,916
Central Pacific Financial Co.	204,036	7,908
^Odyssey Re Holdings Corp.	211,876	7,903
Alabama National BanCorporation	114,770	7,888
F.N.B. Corp.	425,262	7,770
Omega Healthcare Investors, Inc. REIT	437,695	7,756
Max Re Capital Ltd.	308,929	7,668
Mills Corp. REIT	380,147	7,603
U-Store-It Trust REIT	362,731	7,454
Ares Capital Corp.	386,629	7,388
Glimcher Realty Trust REIT	274,115	7,322
Infinity Property & Casualty Corp.	150,598	7,287
* GFI Group Inc.	116,336	7,243
RAIT Financial Trust REIT	209,762	7,233
NorthStar Realty Finance Corp. REIT	436,177	7,227
Republic Bancorp, Inc.	528,601	7,115
Boston Private Financial Holdings, Inc.	244,328	6,892
Global Signal, Inc. REIT	130,456	6,871
optionsXpress Holdings Inc.	302,237	6,858
*^Investors Bancorp, Inc.	433,118	6,813
BankUnited Financial Corp.	242,628	6,784
Prosperity Bancshares, Inc.	195,354	6,742
First Commonwealth Financial Corp.	494,848	6,646
Hanmi Financial Corp.	291,707	6,572
Equity Inns, Inc. REIT	408,489	6,519
Highland Hospitality Corp. REIT	455,084	6,485
Horace Mann Educators Corp.	320,365	6,471
* Signature Bank	208,491	6,459
^Novastar Financial, Inc. REIT	241,449	6,435
Fidelity Bankshares, Inc.	159,991	6,347
Capitol Federal Financial	165,077	6,342
Sterling Bancshares, Inc.	486,918	6,340
TrustCo Bank NY	559,564	6,222
CVB Financial Corp.	427,349	6,179
National Penn Bancshares Inc.	304,473	6,166
Brookline Bancorp, Inc.	459,344	6,050
Ashford Hospitality Trust REIT	485,112	6,040
* Move, Inc.	1,077,972	5,940
Parkway Properties Inc. REIT	115,285	5,881
* World Acceptance Corp.	123,751	5,810
NBT Bancorp, Inc.	227,702	5,809
National Health Investors REIT	175,465	5,790
First Charter Corp.	232,700	5,724
PFF Bancorp, Inc.	164,883	5,690
Amcore Financial, Inc.	174,051	5,686
Mid-State Bancshares	156,156	5,683
Financial Federal Corp.	192,478	5,661
* USI Holdings Corp.	368,529	5,661
S & T Bancorp, Inc.	162,424	5,631
PrivateBancorp, Inc.	134,271	5,590
Stewart Information Services Corp.	127,880	5,545
Chemical Financial Corp.	166,411	5,541
Deerfield Triarc Capital Corp. REIT	327,204	5,540
United Fire & Casualty Co.	154,654	5,452
Anthracite Capital Inc. REIT	425,366	5,415
^Corus Bankshares Inc.	229,344	5,291
*^Portfolio Recovery Associates, Inc.	112,181	5,238
Innkeepers USA Trust REIT	336,334	5,213
First Potomac REIT	178,934	5,209
First BanCorp Puerto Rico	541,458	5,160
Bank Mutual Corp.	424,821	5,145
^W Holding Co., Inc.	858,431	5,116
Cedar Shopping Centers, Inc. REIT	320,785	5,104
City Holding Co.	124,434	5,088
Alfa Corp.	269,052	5,061
* First Cash Financial Services, Inc.	194,966	5,044
Advanta Corp. Class B	115,202	5,026
Impac Mortgage Holdings, Inc. REIT	568,021	4,999
BankAtlantic Bancorp, Inc. Class A	357,492	4,937
Advance America, Cash Advance Centers, Inc.	335,443	4,914
Westbanco Inc.	146,126	4,900
^Cascade Bancorp	157,369	4,883
* Triad Guaranty, Inc.	88,817	4,873
* Universal American Financial Corp.	261,279	4,870
American Equity Investment Life Holding Co.	372,756	4,857
First Financial Bankshares, Inc.	115,830	4,849
Community Bank System, Inc.	210,664	4,845
Acadia Realty Trust REIT	189,463	4,740
Ramco-Gershenson Properties Trust REIT	123,779	4,721
American Campus Communities, Inc. REIT	164,986	4,697
Capitol Bancorp Ltd.	101,141	4,673
Calamos Asset Management, Inc.	172,961	4,641
Cohen & Steers, Inc.	115,083	4,623
Community Banks, Inc.	165,826	4,603
Medical Properties Trust Inc. REIT	298,753	4,571
Safety Insurance Group, Inc.	89,623	4,545
MFA Mortgage Investments, Inc. REIT	588,324	4,524
Provident New York Bancorp, Inc.	301,112	4,511
* Navigators Group, Inc.	93,317	4,496
Gramercy Capital Corp. REIT	144,567	4,466
* Accredited Home Lenders Holding Co.	162,382	4,430
* Ocwen Financial Corp.	278,317	4,414
*^CompuCredit Corp.	110,648	4,405
Saul Centers, Inc. REIT	76,895	4,244
SWS Group, Inc.	118,374	4,226
Capital Trust Class A REIT	84,409	4,215
Columbia Banking System, Inc.	119,913	4,211
Flagstar Bancorp, Inc.	283,289	4,204
Sandy Spring Bancorp, Inc.	109,746	4,190
* Tejon Ranch Co.	74,474	4,159
Tower Group, Inc.	133,601	4,151
* Centennial Bank Holdings Inc.	435,809	4,123
Sterling Financial Corp. (PA)	173,930	4,117
Northwest Bancorp, Inc.	148,779	4,085
LTC Properties, Inc. REIT	147,836	4,037
Anchor Bancorp Wisconsin Inc.	139,249	4,013
Getty Realty Holding Corp. REIT	129,406	3,999
* EZCORP, Inc.	245,816	3,995
*^LaBranche & Co. Inc.	405,704	3,988
Community Trust Bancorp Inc.	95,861	3,981
First Financial Bancorp	235,449	3,911
Sun Communities, Inc. REIT	120,636	3,904
Arbor Realty Trust, Inc. REIT	129,115	3,885
* United America Indemnity, Ltd.	152,457	3,862
IBERIABANK Corp.	64,892	3,832
West Coast Bancorp	110,174	3,816
National Western Life Insurance Co. Class A	16,499	3,797
JER Investors Trust Inc. REIT	182,363	3,769
FBL Financial Group, Inc. Class A	95,389	3,728
Independent Bank Corp. (MA)	103,440	3,727
Harleysville National Corp.	192,875	3,724
State Auto Financial Corp.	107,171	3,722
* Nelnet, Inc.	134,980	3,693
Independent Bank Corp. (MI)	144,589	3,657
TierOne Corp.	115,462	3,650
Harleysville Group, Inc.	104,661	3,644
Nara Bancorp, Inc.	173,719	3,634
Midland Co.	85,537	3,588
Partners Trust Financial Group, Inc.	302,609	3,522
First Financial Holdings, Inc.	89,457	3,505
*^Western Alliance Bancorp	99,388	3,456
* Texas Capital Bancshares, Inc.	173,400	3,447
Investors Real Estate Trust REIT	335,524	3,442
21st Century Insurance Group	192,070	3,390
Presidential Life Corp.	154,254	3,386
City Bank Lynnwood (WA)	94,268	3,375
Banner Corp.	76,016	3,371
Placer Sierra Bancshares	140,960	3,351
First Merchants Corp.	122,880	3,341
Irwin Financial Corp.	144,691	3,274
Luminent Mortgage Capital, Inc. REIT	336,984	3,272
Integra Bank Corp.	118,502	3,261
Universal Health Realty Income REIT	83,624	3,260
Resource America, Inc.	123,256	3,254
Anworth Mortgage Asset Corp. REIT	339,355	3,227
* Franklin Bank Corp.	156,263	3,210
Capital City Bank Group, Inc.	89,965	3,176
Renasant Corp.	103,525	3,171
Interchange Financial Services Corp.	137,567	3,163
* Dollar Financial Corp.	113,368	3,158
GMH Communities Trust REIT	310,845	3,155
KNBT Bancorp Inc.	185,551	3,104
Bank of the Ozarks, Inc.	93,501	3,091
Midwest Banc Holdings, Inc.	129,951	3,086
* PICO Holdings, Inc.	88,743	3,086
BankFinancial Corp.	172,358	3,070
MortgageIT Holdings Inc. REIT	206,643	3,048
First Source Corp.	91,788	2,949
Education Realty Trust, Inc. REIT	198,378	2,930
Capital Lease Funding, Inc. REIT	252,201	2,926
Suffolk Bancorp	76,708	2,925
Dime Community Bancshares	205,456	2,878
Union Bankshares Corp.	93,317	2,855
WSFS Financial Corp.	42,262	2,829
* CNA Surety Corp.	130,755	2,811
First Community Bancshares, Inc.	70,297	2,781
Washington Trust Bancorp, Inc.	99,550	2,776
^W.P. Stewart & Co., Ltd.	175,207	2,775
Omega Financial Corp.	84,007	2,682
First Financial Corp. (IN)	74,473	2,640
Old Second Bancorp, Inc.	89,994	2,637
Seacoast Banking Corp. of Florida	106,052	2,630
^Univest Corp. of Pennsylvania	86,166	2,626
Urstadt Biddle Properties Class A REIT	137,489	2,625
Kearny Financial Corp.	163,330	2,623
Sterling Bancorp	132,928	2,619
CoBiz Inc.	118,392	2,609
* MarketAxess Holdings, Inc.	191,786	2,603
First Place Financial Corp.	110,538	2,597
TriCo Bancshares	94,592	2,574
S.Y. Bancorp, Inc.	91,770	2,570
Capital Southwest Corp.	20,300	2,563
BancFirst Corp.	47,075	2,542
First Indiana Corp.	99,935	2,534
* Penson Worldwide, Inc.	92,225	2,528
Simmons First National Corp.	79,747	2,516
* PXRE Group Ltd.	541,489	2,496
Yardville National Bancorp	65,756	2,480
* Credit Acceptance Corp.	74,090	2,469
Heartland Financial USA, Inc.	85,580	2,469
United Community Financial Corp.	196,846	2,409
First Busey Corp.	104,343	2,405
Direct General Corp.	114,081	2,355
U.S.B. Holding Co., Inc.	97,670	2,354
* Affordable Residential Communities	201,034	2,342
Tompkins Trustco, Inc.	51,530	2,342
Flushing Financial Corp.	134,204	2,291
* Tradestation Group Inc.	166,439	2,289
Wilshire Bancorp Inc.	119,131	2,260
Oriental Financial Group Inc.	165,356	2,141
Gamco Investors Inc. Class A	55,622	2,139
Bristol West Holdings, Inc.	133,588	2,115
* Asset Acceptance Capital Corp.	125,156	2,105
* Virginia Commerce Bancorp, Inc.	104,378	2,075
Advanta Corp. Class A	52,085	2,074
Center Financial Corp.	86,083	2,063
^Doral Financial Corp.	686,066	1,969
Great Southern Bancorp, Inc.	66,543	1,964
* James River Group Inc.	56,074	1,812
Donegal Group Inc.	87,872	1,721
^Lakeland Bancorp, Inc.	113,726	1,695
* Primus Guaranty, Ltd.	146,297	1,690
Taylor Capital Group, Inc.	45,733	1,674
Republic Bancorp, Inc. Class A	64,741	1,624
R & G Financial Corp. Class B	210,496	1,610
NetBank, Inc.	346,821	1,609
Scottish Re Group Ltd.	298,742	1,595
*^Wauwatosa Holdings, Inc.	86,745	1,546
Fieldstone Investment Corp. REIT	350,715	1,536
Charter Financial Corp.	29,756	1,533
HomeBanc Corp. REIT	359,102	1,519
* Thomas Weisel Partners Group, Inc.	70,105	1,479
Municipal Mortgage & Equity, L.L.C	45,134	1,453
Baldwin & Lyons, Inc. Class B	55,384	1,415
* First Acceptance Corp.	124,135	1,331
Clifton Savings Bancorp, Inc.	100,259	1,222
* Roma Financial Corp.	72,688	1,204
*^Encore Capital Group, Inc.	92,033	1,160
* United PanAm Financial Corp.	78,885	1,085
National Interstate Corp.	42,070	1,022
Crawford & Co. Class B	73,793	539
Urstadt Biddle Properties REIT	21,251	373
* Affordable Residential Communities Rights Exp. 1/23/07	200,442	177
* CSF Holdings Inc. Contingent Litigation Rights	29,125	-

		2,962,746

Health Care (9.8%)
* ResMed Inc.	561,535	27,639
* Cytyc Corp.	837,901	23,713
Dade Behring Holdings Inc.	575,843	22,924
* Cerner Corp.	463,276	21,079
PerkinElmer, Inc.	934,803	20,781
* Edwards Lifesciences Corp.	434,762	20,451
* Respironics, Inc.	541,168	20,429
* Gen-Probe Inc.	385,699	20,199
* VCA Antech, Inc.	619,827	19,952
* IDEXX Laboratories Corp.	231,997	18,397
* Pediatrix Medical Group, Inc.	361,481	17,676
* Hologic, Inc.	353,467	16,712
* WellCare Health Plans Inc.	242,051	16,677
* PDL BioPharma Inc.	813,048	16,375
* ICOS Corp.	463,524	15,662
* Advanced Medical Optics, Inc.	441,460	15,539
* Techne Corp.	278,436	15,439
*^OSI Pharmaceuticals, Inc.	427,237	14,945
* Immucor Inc.	503,678	14,723
* Emdeon Corp.	1,156,986	14,335
Medicis Pharmaceutical Corp.	407,151	14,303
Cooper Cos., Inc.	317,713	14,138
* Psychiatric Solutions, Inc.	376,240	14,117
* AMERIGROUP Corp.	386,993	13,889
Mentor Corp.	278,128	13,592
* Sierra Health Services, Inc.	376,974	13,586
* LifePoint Hospitals, Inc.	383,880	12,937
* Medarex, Inc.	863,917	12,777
West Pharmaceutical Services, Inc.	241,140	12,354
STERIS Corp.	482,586	12,147
* Illumina, Inc.	308,289	12,119
* Magellan Health Services, Inc.	276,514	11,951
Valeant Pharmaceuticals International	692,574	11,940
* Healthways, Inc.	244,923	11,685
* Affymetrix, Inc.	504,331	11,630
* The Medicines Co.	356,408	11,305
* Bio-Rad Laboratories, Inc. Class A	135,780	11,205
* Human Genome Sciences, Inc.	881,703	10,968
* MGI Pharma, Inc.	584,251	10,756
* Ventana Medical Systems, Inc.	247,843	10,665
* BioMarin Pharmaceutical Inc.	636,596	10,434
* Sunrise Senior Living, Inc.	337,194	10,359
* Varian, Inc.	230,299	10,315
* Alexion Pharmaceuticals, Inc.	254,231	10,268
*^Nektar Therapeutics	669,331	10,181
Perrigo Co.	586,099	10,140
* Alkermes, Inc.	750,595	10,035
* PSS World Medical, Inc.	506,768	9,897
* American Medical Systems Holdings, Inc.	520,056	9,631
* Allscripts Healthcare Solutions, Inc.	350,801	9,468
* United Surgical Partners International, Inc.	331,626	9,402
Owens & Minor, Inc. Holding Co.	299,662	9,370
* Theravance, Inc.	301,175	9,303
* Myriad Genetics, Inc.	294,373	9,214
* Haemonetics Corp.	200,889	9,044
* United Therapeutics Corp.	162,007	8,808
* Kyphon Inc.	215,311	8,699
* Inverness Medical Innovations, Inc.	220,719	8,542
* Dionex Corp.	149,130	8,457
* Regeneron Pharmaceuticals, Inc.	421,242	8,454
* Apria Healthcare Group Inc.	315,493	8,408
* Applera Corp.-Celera Genomics Group	572,232	8,006
* Centene Corp.	321,320	7,895
* ArthroCare Corp.	197,227	7,873
Alpharma, Inc. Class A	320,502	7,724
* inVentiv Health, Inc.	217,900	7,703
* Conor Medsystems, Inc.	238,240	7,464
* Adams Respiratory Therapeutics, Inc.	182,736	7,457
* Digene Corp.	155,129	7,434
* Cubist Pharmaceuticals, Inc.	406,026	7,353
* DJ Orthopedics Inc.	170,544	7,303
Chemed Corp.	195,651	7,235
* ViroPharma Inc.	486,115	7,117
PolyMedica Corp.	171,904	6,947
* Per-Se Technologies, Inc.	248,000	6,889
* Genesis Healthcare Corp.	145,713	6,882
* Eclipsys Corp.	330,408	6,793
* Viasys Healthcare Inc.	242,486	6,746
* AMN Healthcare Services, Inc.	244,789	6,741
* Healthspring, Inc.	317,756	6,466
*^Palomar Medical Technologies, Inc.	125,112	6,339
* Exelixis, Inc.	702,239	6,320
* Amedisys Inc.	191,460	6,293
*^InterMune Inc.	200,978	6,180
*^LifeCell Corp.	250,701	6,052
* Biosite Inc.	123,022	6,010
* Kindred Healthcare, Inc.	237,168	5,988
* Par Pharmaceutical Cos. Inc.	267,074	5,974
* PAREXEL International Corp.	202,563	5,868
Analogic Corp.	104,081	5,843
* Integra LifeSciences Holdings	136,927	5,832
* Isis Pharmaceuticals, Inc.	524,017	5,827
*^CV Therapeutics, Inc.	411,795	5,749
* Nuvasive, Inc.	246,990	5,705
* The TriZetto Group, Inc.	305,240	5,607
*^Align Technology, Inc.	401,253	5,606
*^Martek Biosciences Corp.	239,771	5,596
* HealthExtras, Inc.	228,181	5,499
* Thoratec Corp.	309,405	5,439
* Orthofix International NV	107,427	5,371
*^Ligand Pharmaceuticals Inc. Class B	490,413	5,370
* Wright Medical Group, Inc.	230,214	5,359
Invacare Corp.	217,609	5,342
*^New River Pharmaceuticals Inc.	95,948	5,249
* Arena Pharmaceuticals, Inc.	396,073	5,113
* AmSurg Corp.	221,798	5,101
^LCA-Vision Inc.	147,643	5,073
* Sciele Pharma, Inc.	209,748	5,034
* Cross Country Healthcare, Inc.	226,742	4,948
*^Pharmion Corp.	191,298	4,924
* CONMED Corp.	207,662	4,801
*^MannKind Corp.	287,457	4,740
Arrow International, Inc.	133,898	4,737
* K-V Pharmaceutical Co. Class A	195,371	4,646
* Conceptus, Inc.	218,069	4,643
* Matria Healthcare, Inc.	158,358	4,550
Cambrex Corp.	200,014	4,544
* Noven Pharmaceuticals, Inc.	177,322	4,513
* Greatbatch, Inc.	162,381	4,371
*^Geron Corp.	491,333	4,314
* Progenics Pharmaceuticals, Inc.	164,458	4,233
* Salix Pharmaceuticals, Ltd.	346,625	4,218
*^Alnylam Pharmaceuticals Inc.	192,172	4,112
Meridian Bioscience Inc.	165,242	4,053
* Tanox, Inc.	202,346	4,027
* ICU Medical, Inc.	97,160	3,952
* Zymogenetics, Inc.	248,823	3,874
* Keryx Biopharmaceuticals, Inc.	288,449	3,836
* SonoSite, Inc.	122,341	3,784
Landauer, Inc.	67,743	3,554
Datascope Corp.	96,950	3,533
*^SurModics, Inc.	112,230	3,493
* Gentiva Health Services, Inc.	182,087	3,471
* Omnicell, Inc.	185,909	3,463
* Odyssey Healthcare, Inc.	256,899	3,406
* Molina Healthcare Inc.	104,688	3,403
* Dendrite International, Inc.	310,710	3,328
*^Onyx Pharmaceuticals, Inc.	310,661	3,287
* PRA International	129,971	3,284
* Symmetry Medical Inc.	234,575	3,244
* Xenoport Inc.	128,802	3,162
Sirona Dental Systems Inc.	81,276	3,130
* Incyte Corp.	533,032	3,113
* Cyberonics, Inc.	150,618	3,109
* IntraLase Corp.	138,900	3,109
* Merit Medical Systems, Inc.	193,335	3,062
*^Nabi Biopharmaceuticals	448,798	3,043
* Foxhollow Technologies Inc.	139,875	3,019
* Res-Care, Inc.	164,017	2,977
Vital Signs, Inc.	59,122	2,951
* Neurocrine Biosciences, Inc.	281,529	2,934
*^Enzo Biochem, Inc.	205,107	2,927
*^AtheroGenics, Inc.	294,769	2,921
* MedCath Corp.	106,687	2,919
* Pharmanet Development Group, Inc.	131,592	2,904
* OraSure Technologies, Inc.	343,399	2,836
National Healthcare Corp.	50,645	2,796
* Enzon Pharmaceuticals, Inc.	327,381	2,786
* Radiation Therapy Services, Inc.	85,813	2,705
* Kensey Nash Corp.	81,238	2,583
Option Care, Inc.	178,994	2,551
* Nighthawk Radiology Holdings, Inc.	99,502	2,537
* Symbion, Inc.	136,748	2,531
* ARIAD Pharmaceuticals, Inc.	487,603	2,506
* Molecular Devices Corp.	118,577	2,498
* Volcano Corp.	150,592	2,468
* Diversa Corp.	214,690	2,336
* Adolor Corp.	308,890	2,323
*^Dendreon Corp.	532,759	2,222
* Aspect Medical Systems, Inc.	117,926	2,218
*^ev3 Inc.	127,749	2,201
* Momenta Pharmaceuticals, Inc.	139,772	2,199
* Rigel Pharmaceuticals, Inc.	177,308	2,105
* eResearch Technology, Inc.	293,151	1,973
*^Encysive Pharmaceuticals, Inc.	443,033	1,865
* Albany Molecular Research, Inc.	171,000	1,806
*^Telik, Inc.	389,886	1,727
* Bruker BioSciences Corp.	226,590	1,702
*^deCODE genetics, Inc.	373,754	1,693
* Nuvelo, Inc.	388,307	1,553
* Panacos Pharmaceuticals Inc.	377,006	1,512
Young Innovations, Inc.	43,699	1,455
*^Idenix Pharmaceuticals Inc.	166,500	1,447
*^Merge Technologies, Inc.	217,404	1,426
* Northstar Neuroscience, Inc.	94,590	1,360
* K-V Pharmaceutical Co. Class B	53,281	1,266
* Alliance Imaging, Inc.	186,258	1,239
*^Coley Pharmaceutical Group	106,628	1,033

		1,358,931

Industrials (15.7%)
* Foster Wheeler Ltd.	509,180	28,076
* Continental Airlines, Inc. Class B	666,060	27,475
The Manitowoc Co., Inc.	458,495	27,248
Ametek, Inc.	788,328	25,100
Harsco Corp.	312,859	23,809
Ryder System, Inc.	461,605	23,570
* Stericycle, Inc.	311,775	23,539
The Brink's Co.	352,367	22,523
* WESCO International, Inc.	364,357	21,428
* Flowserve Corp.	420,764	21,236
* Thomas & Betts Corp.	445,177	21,048
* AGCO Corp.	677,797	20,971
Trinity Industries, Inc.	593,226	20,882
* Corrections Corp. of America	449,967	20,352
* Shaw Group, Inc.	598,590	20,053
Graco, Inc.	505,234	20,017
Donaldson Co., Inc.	573,026	19,890
* Covanta Holding Corp.	878,700	19,367
IDEX Corp.	398,052	18,872
Laidlaw International Inc.	611,364	18,604
Adesa, Inc.	669,157	18,569
Carlisle Co., Inc.	229,384	18,007
Herman Miller, Inc.	485,935	17,669
Teleflex Inc.	267,837	17,292
Acuity Brands, Inc.	326,496	16,991
Kennametal, Inc.	288,289	16,966
* Navistar International Corp.	504,933	16,880
* General Cable Corp.	382,084	16,701
* URS Corp.	387,030	16,584
GATX Corp.	381,152	16,515
Landstar System, Inc.	428,797	16,371
The Timken Co.	560,432	16,353
Lincoln Electric Holdings, Inc.	269,403	16,277
* YRC Worldwide, Inc.	428,319	16,160
Avis Budget Group, Inc.	744,845	16,156
* Copart, Inc.	538,183	16,145
IKON Office Solutions, Inc.	965,410	15,804
*^JetBlue Airways Corp.	1,111,290	15,780
DRS Technologies, Inc.	299,342	15,769
Con-way, Inc.	357,336	15,737
* Quanta Services, Inc.	788,569	15,511
* American Commercial Lines Inc.	229,568	15,039
* BE Aerospace, Inc.	582,710	14,964
HNI Corp.	335,909	14,918
* Genlyte Group, Inc.	188,919	14,756
* Gardner Denver Inc.	391,329	14,600
MSC Industrial Direct Co., Inc. Class A	363,139	14,217
Florida East Coast Industries, Inc. Class A	238,470	14,213
* Waste Connections, Inc.	339,149	14,092
The Toro Co.	298,184	13,904
* Kansas City Southern	478,889	13,878
* Armor Holdings, Inc.	251,426	13,791
* United Rentals, Inc.	540,501	13,745
Lennox International Inc.	448,323	13,723
Alexander & Baldwin, Inc.	304,610	13,506
* EMCOR Group, Inc.	234,748	13,345
Crane Co.	364,217	13,345
CLARCOR Inc.	387,389	13,098
Brady Corp. Class A	349,611	13,034
* Washington Group International, Inc.	215,831	12,905
UTI Worldwide, Inc.	429,950	12,856
Belden CDT Inc.	323,845	12,659
Granite Construction Co.	249,365	12,548
Bucyrus International, Inc.	234,995	12,163
* Hexcel Corp.	697,888	12,150
* IHS Inc.-Class A	301,784	11,914
* Alaska Air Group, Inc.	296,847	11,725
Skywest, Inc.	451,672	11,522
* Kirby Corp.	335,902	11,464
* PHH Corp.	397,043	11,463
Regal-Beloit Corp.	218,130	11,454
Watson Wyatt & Co. Holdings	252,445	11,398
Curtiss-Wright Corp.	294,631	10,925
* Resources Connection, Inc.	339,062	10,796
* Ceradyne, Inc.	189,552	10,710
* United Stationers, Inc.	228,324	10,660
Nordson Corp.	212,955	10,612
Wabtec Corp.	344,824	10,476
Briggs & Stratton Corp.	381,098	10,271
* Moog Inc.	266,042	10,160
* Acco Brands Corp.	378,351	10,015
* Energy Conversion Devices, Inc.	290,539	9,873
John H. Harland Co.	195,076	9,793
* Teledyne Technologies, Inc.	243,012	9,752
Actuant Corp.	202,866	9,667
Deluxe Corp.	382,422	9,637
UAP Holding Corp.	379,374	9,553
* Mueller Water Products, Inc.	640,862	9,549
Watts Water Technologies, Inc.	226,808	9,324
Woodward Governor Co.	229,627	9,118
^Simpson Manufacturing Co.	286,191	9,058
* Swift Transportation Co., Inc.	334,057	8,776
Walter Industries, Inc.	324,095	8,767
* ESCO Technologies Inc.	192,068	8,728
Mueller Industries Inc.	274,690	8,708
Watsco, Inc.	179,109	8,447
* FTI Consulting, Inc.	299,138	8,343
Kaydon Corp.	209,595	8,329
Pacer International, Inc.	279,608	8,324
* Dollar Thrifty Automotive Group, Inc.	181,222	8,266
* Orbital Sciences Corp.	445,386	8,213
Steelcase Inc.	440,982	8,008
* AAR Corp.	273,099	7,972
Mine Safety Appliances Co.	216,997	7,953
* NCI Building Systems, Inc.	153,489	7,943
* AirTran Holdings, Inc.	675,806	7,934
* Navigant Consulting, Inc.	395,448	7,814
Applied Industrial Technology, Inc.	296,188	7,793
* Tetra Tech, Inc.	430,043	7,779
* Esterline Technologies Corp.	189,071	7,606
* Hub Group, Inc.	275,475	7,589
Administaff, Inc.	176,967	7,569
* Cenveo Inc.	356,818	7,565
* Genesee & Wyoming Inc. Class A	281,921	7,398
Valmont Industries, Inc.	133,192	7,391
* Korn/Ferry International	319,242	7,330
* EGL, Inc.	242,648	7,226
* Labor Ready, Inc.	393,690	7,216
* Jacuzzi Brands, Inc.	578,989	7,197
Heartland Express, Inc.	477,208	7,168
* CoStar Group, Inc.	133,724	7,162
* The Advisory Board Co.	133,740	7,160
* Mobile Mini, Inc.	264,231	7,118
Knight Transportation, Inc.	416,528	7,102
Werner Enterprises, Inc.	403,670	7,056
ABM Industries Inc.	307,933	6,993
Macquarie Infrastructure Company Trust	196,836	6,984
Baldor Electric Co.	204,342	6,829
* American Reprographics Co.	202,504	6,745
* Teletech Holdings Inc.	281,586	6,724
Franklin Electric, Inc.	128,384	6,598
Banta Corp.	179,219	6,524
Forward Air Corp.	221,382	6,405
Arkansas Best Corp.	177,644	6,395
Knoll, Inc.	290,274	6,386
* School Specialty, Inc.	169,593	6,358
Albany International Corp.	192,724	6,343
Triumph Group, Inc.	120,391	6,312
Barnes Group, Inc.	289,964	6,307
Viad Corp.	152,770	6,202
* Infrasource Services Inc.	283,640	6,175
ElkCorp	145,216	5,967
Universal Forest Products, Inc.	126,479	5,896
* Beacon Roofing Supply, Inc.	310,523	5,844
G & K Services, Inc. Class A	150,117	5,838
Federal Signal Corp.	358,069	5,743
NACCO Industries, Inc. Class A	41,886	5,722
A.O. Smith Corp.	150,214	5,642
Healthcare Services Group, Inc.	193,393	5,601
* Heidrick & Struggles International, Inc.	129,955	5,505
* Global Cash Access, Inc.	337,749	5,482
* Geo Group Inc.	144,560	5,424
Horizon Lines Inc.	200,313	5,400
* Old Dominion Freight Line, Inc.	222,360	5,352
* Consolidated Graphics, Inc.	90,006	5,317
* Insituform Technologies Inc. Class A	203,078	5,252
Freightcar America Inc.	94,127	5,219
* GenCorp, Inc.	372,144	5,217
* EnPro Industries, Inc.	157,082	5,217
* GrafTech International Ltd.	750,652	5,195
* II-VI, Inc.	185,734	5,189
Rollins, Inc.	227,952	5,040
* K&F Industries Holdings	220,825	5,015
* Superior Essex Inc.	150,600	5,007
* The Middleby Corp.	47,039	4,924
* Huron Consulting Group Inc.	107,025	4,853
McGrath RentCorp	157,876	4,836
* Amerco, Inc.	55,410	4,821
* Griffon Corp.	188,538	4,808
Ameron International Corp.	62,362	4,763
* RailAmerica, Inc.	291,996	4,695
* Clean Harbors Inc.	94,859	4,592
Tredegar Corp.	201,610	4,558
* Perini Corp.	147,801	4,549
* CRA International Inc.	86,636	4,540
* Astec Industries, Inc.	128,760	4,519
* Atlas Air Worldwide Holdings, Inc.	99,911	4,446
* Sequa Corp. Class A	38,403	4,419
* RBC Bearings Inc.	152,517	4,371
Kelly Services, Inc. Class A	145,104	4,199
CIRCOR International, Inc.	112,742	4,148
*^American Science & Engineering, Inc.	68,250	4,062
Apogee Enterprises, Inc.	210,324	4,061
Robbins & Myers, Inc.	88,420	4,060
* Interline Brands, Inc.	180,326	4,052
Cascade Corp.	75,022	3,969
* Republic Airways Holdings Inc.	234,398	3,933
* Kenexa Corp.	113,777	3,784
* Williams Scotsman International Inc.	191,201	3,751
* Power-One, Inc.	512,557	3,731
Eagle Bulk Shipping Inc.	214,657	3,722
United Industrial Corp.	72,303	3,669
Kaman Corp. Class A	160,640	3,597
* Blount International, Inc.	264,571	3,561
Bowne & Co., Inc.	223,229	3,558
Wabash National Corp.	233,222	3,522
American Woodmark Corp.	83,539	3,496
Tennant Co.	118,275	3,430
*^Taser International Inc.	441,873	3,363
^HEICO Corp.	85,357	3,314
TAL International Group, Inc.	123,239	3,289
* Essex Corp.	137,535	3,288
Raven Industries, Inc.	121,570	3,258
*^Evergreen Solar, Inc.	426,799	3,231
* Volt Information Sciences Inc.	63,662	3,196
^Mueller Water Products, Inc. Class A	212,810	3,164
* Spherion Corp.	422,715	3,141
* Kforce Inc.	257,345	3,132
* Commercial Vehicle Group Inc.	142,366	3,104
* Hudson Highland Group, Inc.	184,707	3,081
Ennis, Inc.	124,113	3,036
* ABX Air, Inc.	435,653	3,019
* DynCorp International Inc. Class A	189,523	3,008
EDO Corp.	121,837	2,892
The Greenbrier Cos., Inc.	95,424	2,863
* CBIZ Inc.	410,027	2,858
* NuCo2, Inc.	115,958	2,851
* ExpressJet Holdings, Inc.	344,293	2,789
Diamond Management and Technology	222,709	2,771
*^Medis Technology Ltd.	155,267	2,706
*^Encore Wire Corp.	121,754	2,680
Genco Shipping and Trading Ltd.	95,213	2,660
* TransDigm Group, Inc.	99,074	2,626
Cubic Corp.	119,930	2,602
* EnerSys	155,520	2,488
CDI Corp.	96,677	2,407
* Electro Rent Corp.	143,445	2,396
* LECG Corp.	127,969	2,365
Standex International Corp.	77,775	2,343
* Goodman Global, Inc.	135,526	2,331
*^FuelCell Energy, Inc.	357,697	2,311
Bluelinx Holdings Inc.	219,100	2,279
American Railcar Industries, Inc.	66,185	2,253
* Pike Electric Corp.	133,313	2,177
Central Parking Corp.	119,863	2,158
* Rush Enterprises, Inc. Class A	127,292	2,154
* Argon ST, Inc.	98,730	2,127
*^A.S.V., Inc.	129,660	2,110
* H&E Equipment Services, Inc.	84,879	2,102
* Builders FirstSource, Inc.	115,368	2,057
*^Frontier Airlines Holdings, Inc.	273,787	2,026
*^Trex Co., Inc.	88,113	2,017
Schawk, Inc.	98,919	1,933
Lawson Products, Inc.	40,975	1,880
* Accuride Corp.	165,945	1,869
* Tecumseh Products Co. Class A	110,465	1,867
* MTC Technologies, Inc.	76,838	1,810
*^TurboChef Technologies, Inc.	106,302	1,809
*^Houston Wire & Cable Co.	85,714	1,791
*^Plug Power, Inc.	448,980	1,747
Vicor Corp.	134,591	1,495
* Sirva Inc.	353,120	1,229
* PGT, Inc.	86,472	1,094
HEICO Corp. Class A	32,394	1,055
*^Ionatron Inc.	227,986	935
The Standard Register Co.	70,828	850
* Rush Enterprises, Inc. Class B	38,846	613
* Tecumseh Products Co. Class B	8,506	141

		2,167,089

Information Technology (15.7%)
* Synopsys, Inc.	1,045,663	27,951
Global Payments Inc.	595,775	27,584
* Avnet, Inc.	982,899	25,093
* Convergys Corp.	1,034,035	24,589
* Agere Systems Inc.	1,263,786	24,227
* Mettler-Toledo International Inc.	299,546	23,619
* Integrated Device Technology Inc.	1,485,973	23,003
* F5 Networks, Inc.	301,964	22,409
* Trimble Navigation Ltd.	410,396	20,819
* Polycom, Inc.	656,795	20,302
* Unisys Corp.	2,561,259	20,080
MoneyGram International, Inc.	629,959	19,756
* Atmel Corp.	3,261,143	19,730
Fair Isaac, Inc.	468,153	19,030
* Varian Semiconductor Equipment Associates, Inc.	409,869	18,657
Tektronix, Inc.	618,886	18,053
* Cypress Semiconductor Corp.	1,050,972	17,730
* Ciena Corp.	628,632	17,419
* Vishay Intertechnology, Inc.	1,266,459	17,148
* ValueClick, Inc.	713,961	16,871
* Brocade Communications Systems, Inc.	2,013,672	16,532
* Digital River, Inc.	296,108	16,520
* Sybase, Inc.	667,008	16,475
Acxiom Corp.	623,677	15,997
* Novell, Inc.	2,525,863	15,660
* Tech Data Corp.	413,338	15,653
* THQ Inc.	478,594	15,564
* FLIR Systems, Inc.	485,783	15,462
* Foundry Networks, Inc.	1,031,261	15,448
* Hyperion Solutions Corp.	428,457	15,399
* Fairchild Semiconductor International, Inc.	913,117	15,350
* MICROS Systems, Inc.	289,420	15,252
* Parametric Technology Corp.	830,961	14,974
* Tessera Technologies, Inc.	346,936	13,995
* Sanmina-SCI Corp.	3,969,401	13,694
* Anixter International Inc.	247,467	13,437
* CommScope, Inc.	439,166	13,386
FactSet Research Systems Inc.	236,592	13,363
* TIBCO Software Inc.	1,398,192	13,199
* Equinix, Inc.	171,936	13,002
* Interdigital Communications Corp.	385,160	12,922
* Cymer, Inc.	292,636	12,861
* VeriFone Holdings, Inc.	363,269	12,860
* CACI International, Inc.	227,352	12,845
* ADC Telecommunications, Inc.	873,554	12,693
Jack Henry & Associates Inc.	586,318	12,547
* Rambus Inc.	650,703	12,318
* Silicon Laboratories Inc.	354,009	12,266
* Emulex Corp.	628,036	12,253
* Andrew Corp.	1,188,236	12,156
* FormFactor Inc.	326,064	12,146
* 3Com Corp.	2,934,212	12,060
Imation Corp.	259,229	12,036
* aQuantive, Inc.	488,034	12,035
* ANSYS, Inc.	272,858	11,867
* Sonus Networks, Inc.	1,785,190	11,764
* Benchmark Electronics, Inc.	480,528	11,706
* BISYS Group, Inc.	895,747	11,564
* Nuance Communications, Inc.	1,005,943	11,528
* Avocent Corp.	340,158	11,514
National Instruments Corp.	416,102	11,335
* Electronics for Imaging, Inc.	422,679	11,235
* Avid Technology, Inc.	299,748	11,169
* Macrovision Corp.	393,401	11,118
ADTRAN Inc.	487,992	11,077
* ON Semiconductor Corp.	1,449,636	10,974
* MPS Group, Inc.	771,717	10,943
* Redback Networks Inc.	438,371	10,933
* Mentor Graphics Corp.	604,860	10,906
* Perot Systems Corp.	660,969	10,833
* BearingPoint, Inc.	1,349,315	10,619
* PMC Sierra Inc.	1,555,046	10,434
* Gartner, Inc. Class A	508,916	10,071
* WebEx Communications, Inc.	287,590	10,034
* Arris Group Inc.	800,661	10,016
*^Cree, Inc.	574,350	9,948
* Microsemi Corp.	502,443	9,873
* Itron, Inc.	189,579	9,828
*^Palm, Inc.	695,005	9,793
* Digital Insight Corp.	252,368	9,714
* RF Micro Devices, Inc.	1,425,788	9,681
* CNET Networks, Inc.	1,062,128	9,655
*^Take-Two Interactive Software, Inc.	539,590	9,583
* j2 Global Communications, Inc.	351,550	9,580
* eFunds Corp.	347,463	9,555
* Wright Express Corp.	305,005	9,507
*^SiRF Technology Holdings, Inc.	366,359	9,349
* Spansion Inc. Class A	625,163	9,290
* Digitas Inc.	689,494	9,246
* Intermec, Inc.	379,477	9,210
* RealNetworks, Inc.	836,563	9,152
* CSG Systems International, Inc.	340,107	9,091
* Transaction Systems Architects, Inc.	278,938	9,085
* Entegris Inc.	832,742	9,010
* Kronos, Inc.	237,541	8,727
Daktronics, Inc.	232,757	8,577
* Progress Software Corp.	306,354	8,556
* Dolby Laboratories Inc.	275,572	8,548
* Skyworks Solutions, Inc.	1,197,539	8,479
* ATMI, Inc.	271,213	8,280
* Komag, Inc.	218,509	8,277
* Atheros Communications, Inc.	388,072	8,274
* Plexus Corp.	343,581	8,205
* MicroStrategy Inc.	71,285	8,127
* Websense, Inc.	351,990	8,036
* Applied Micro Circuits Corp.	2,203,902	7,846
* SRA International, Inc.	293,339	7,844
* Silicon Image, Inc.	611,145	7,774
* Quest Software, Inc.	530,224	7,768
* Rogers Corp.	130,502	7,719
* Brooks Automation, Inc.	534,012	7,690
* Global Imaging Systems, Inc.	347,983	7,638
Plantronics, Inc.	353,702	7,498
* Informatica Corp.	613,419	7,490
* Amkor Technology, Inc.	797,234	7,446
* Conexant Systems, Inc.	3,598,984	7,342
* Coherent, Inc.	232,266	7,333
Cognex Corp.	302,924	7,216
* Lawson Software, Inc.	973,047	7,191
* Semtech Corp.	539,270	7,048
* Euronet Worldwide, Inc.	236,101	7,010
* Rofin-Sinar Technologies Inc.	114,600	6,929
* EarthLink, Inc.	975,683	6,927
Technitrol, Inc.	286,556	6,846
Blackbaud, Inc.	261,992	6,812
* Insight Enterprises, Inc.	359,365	6,781
* Tekelec	451,384	6,694
*^UTStarcom, Inc.	764,933	6,693
* FEI Co.	252,692	6,663
*^Finisar Corp.	2,061,730	6,659
* Trident Microsystems, Inc.	362,079	6,583
* Aeroflex, Inc.	560,725	6,572
* NETGEAR, Inc.	249,241	6,543
*^Openwave Systems Inc.	703,657	6,495
* Comtech Telecommunications Corp.	169,698	6,460
United Online, Inc.	484,827	6,439
* DealerTrack Holdings Inc.	218,272	6,422
*^Rackable Systems Inc.	206,989	6,410
* Paxar Corp.	275,024	6,342
* Dycom Industries, Inc.	299,591	6,327
Talx Corp.	227,096	6,234
* MKS Instruments, Inc.	272,723	6,158
* Cabot Microelectronics Corp.	180,672	6,132
* Manhattan Associates, Inc.	202,494	6,091
* Newport Corp.	288,903	6,053
*^L-1 Identity Solutions Inc.	397,093	6,008
* McDATA Corp. Class A	1,080,515	5,997
* Checkpoint Systems, Inc.	292,637	5,911
* Wind River Systems Inc.	575,220	5,896
* Open Solutions Inc.	153,884	5,792
* ScanSource, Inc.	190,413	5,789
* Blackboard Inc.	186,973	5,617
* Opsware, Inc.	634,097	5,593
* Advent Software, Inc.	157,401	5,555
*^OmniVision Technologies, Inc.	406,454	5,548
Black Box Corp.	131,670	5,529
* Lattice Semiconductor Corp.	850,489	5,511
* Sycamore Networks, Inc.	1,454,098	5,467
* Diodes Inc.	152,687	5,417
* ViaSat, Inc.	181,124	5,399
* Zoran Corp.	365,043	5,322
* Littelfuse, Inc.	166,182	5,298
* Powerwave Technologies, Inc.	820,918	5,295
* Synaptics Inc.	177,226	5,262
MTS Systems Corp.	136,006	5,253
* ManTech International Corp.	137,925	5,080
* Brightpoint, Inc.	375,356	5,049
* Epicor Software Corp.	371,563	5,020
* Micrel, Inc.	454,327	4,898
Quality Systems, Inc.	129,043	4,809
* Photronics Inc.	293,042	4,788
* InfoSpace, Inc.	232,683	4,772
* DSP Group Inc.	218,781	4,748
* Kanbay International Inc.	164,041	4,719
* KEMET Corp.	646,276	4,718
* Advanced Energy Industries, Inc.	249,926	4,716
* Altiris, Inc.	184,609	4,685
* TriQuint Semiconductor, Inc.	1,035,233	4,659
*^SunPower Corp. Class A	124,926	4,644
* SafeNet, Inc.	193,872	4,641
* Internap Network Services Corp.	233,363	4,637
* Hutchinson Technology, Inc.	191,445	4,512
Gevity HR, Inc.	188,160	4,458
* Interwoven Inc.	302,769	4,442
MAXIMUS, Inc.	144,115	4,436
* Axcelis Technologies, Inc.	751,812	4,383
* CMGI Inc.	3,264,764	4,375
* Witness Systems, Inc.	249,167	4,368
* Electro Scientific Industries, Inc.	215,978	4,350
* Ariba, Inc.	561,829	4,349
* SPSS, Inc.	139,767	4,203
* Standard Microsystem Corp.	147,838	4,137
* Keane, Inc.	346,288	4,124
* Adaptec, Inc.	864,897	4,030
* Harmonic, Inc.	554,080	4,028
* Cirrus Logic, Inc.	584,583	4,022
CTS Corp.	253,110	3,974
* Veeco Instruments, Inc.	206,765	3,873
* Vignette Corp.	224,236	3,828
Agilysys, Inc.	228,202	3,820
* The Ultimate Software Group, Inc.	162,584	3,782
* Sykes Enterprises, Inc.	210,278	3,709
* Verint Systems Inc.	107,912	3,699
Park Electrochemical Corp.	142,750	3,662
* Mattson Technology, Inc.	392,638	3,659
* Mastec Inc.	315,216	3,638
* Kulicke & Soffa Industries, Inc.	426,597	3,583
* Sapient Corp.	652,367	3,581
*^Bankrate, Inc.	94,073	3,570
* Packeteer, Inc.	262,218	3,566
* Extreme Networks, Inc.	846,810	3,548
* TTM Technologies, Inc.	312,523	3,541
* Actel Corp.	194,841	3,538
* Cogent Inc.	317,408	3,495
* Exar Corp.	267,366	3,476
* Concur Technologies, Inc.	216,508	3,473
* AMIS Holdings Inc.	327,856	3,465
* SonicWALL, Inc.	411,323	3,463
* Covansys Corp.	150,827	3,461
* Tyler Technologies, Inc.	245,708	3,455
* Gateway, Inc.	1,658,498	3,334
* Credence Systems Corp.	635,679	3,306
Inter-Tel, Inc.	148,918	3,300
* The Knot, Inc.	125,164	3,284
* Quantum Corp.	1,412,716	3,278
Cohu, Inc.	160,642	3,239
* Supertex, Inc.	81,620	3,204
* DTS Inc.	132,424	3,203
infoUSA Inc.	268,959	3,203
* Borland Software Corp.	583,352	3,173
* Silicon Storage Technology, Inc.	694,961	3,134
^Heartland Payment Systems, Inc.	110,673	3,127
* TNS Inc.	162,298	3,124
* webMethods, Inc.	412,879	3,039
Methode Electronics, Inc. Class A	279,073	3,022
* Forrester Research, Inc.	109,804	2,977
* Sonic Solutions, Inc.	182,463	2,974
* Ansoft Corp.	105,850	2,943
* Rudolph Technologies, Inc.	183,263	2,918
* Hittite Microwave Corp.	89,601	2,896
* JDA Software Group, Inc.	207,350	2,855
* Ciber, Inc.	416,103	2,821
*^Universal Display Corp.	185,887	2,790
* Genesis Microchip Inc.	269,829	2,736
* Lionbridge Technologies, Inc.	424,546	2,734
* SAVVIS, Inc.	75,883	2,710
* Asyst Technologies, Inc.	362,636	2,651
* Ixia	276,123	2,651
Bel Fuse, Inc. Class B	75,339	2,621
* Agile Software Corp.	425,476	2,617
* Omniture, Inc.	180,799	2,546
* Secure Computing Corp.	384,096	2,520
*^Marchex, Inc.	184,124	2,464
* Netlogic Microsystems Inc.	113,161	2,454
* iPass Inc.	411,483	2,420
* PortalPlayer Inc.	171,324	2,304
* RightNow Technologies Inc.	132,894	2,288
* Ness Technologies Inc.	159,806	2,279
* Blue Coat Systems, Inc.	92,728	2,221
* PDF Solutions, Inc.	153,239	2,214
* SYNNEX Corp.	100,422	2,203
* InterVoice, Inc.	287,268	2,200
* Mercury Computer Systems, Inc.	160,358	2,142
* NetRatings, Inc.	119,852	2,099
* Ultratech, Inc.	167,687	2,093
* LoopNet, Inc.	137,520	2,060
* Smart Modular Technologies Inc.	151,661	2,041
* Novatel Wireless, Inc.	211,098	2,041
* IXYS Corp.	204,280	1,818
* Kopin Corp.	507,912	1,813
* eSPEED, Inc. Class A	205,829	1,797
* EPIQ Systems, Inc.	100,719	1,709
* Ditech Networks Inc.	241,578	1,672
Syntel, Inc.	61,463	1,647
*^FalconStor Software, Inc.	178,047	1,540
* S1 Corp.	279,031	1,537
*^Multi-Fineline Electronix, Inc.	73,145	1,484
* Advanced Analogic Technologies, Inc.	274,913	1,482
* Liquidity Services, Inc.	81,507	1,403
* Eagle Test Systems, Inc.	92,232	1,345
* Jupitermedia Corp.	160,047	1,268
^Renaissance Learning, Inc.	66,240	1,174
* Ulticom, Inc.	94,952	911
* Loral Space and Communications Ltd.	17,380	708
* McDATA Corp. Class B	73,717	406
Bel Fuse, Inc. Class A	3,198	96

		2,169,805

Materials (6.1%)
* Crown Holdings, Inc.	1,250,299	26,156
Celanese Corp. Series A	1,004,388	25,994
Lubrizol Corp.	509,814	25,557
Steel Dynamics, Inc.	677,824	21,995
Commercial Metals Co.	847,496	21,865
Albemarle Corp.	299,905	21,533
FMC Corp.	276,471	21,164
Airgas, Inc.	521,218	21,120
Valspar Corp.	720,856	19,924
Cabot Corp.	448,001	19,519
* Nalco Holding Co.	905,353	18,524
Carpenter Technology Corp.	180,460	18,501
RPM International, Inc.	884,831	18,484
Scotts Miracle-Gro Co.	348,164	17,983
Reliance Steel & Aluminum Co.	449,306	17,694
Louisiana-Pacific Corp.	783,556	16,870
Cytec Industries, Inc.	298,425	16,864
* Oregon Steel Mills, Inc.	266,467	16,630
Eagle Materials, Inc.	372,320	16,095
Florida Rock Industries, Inc.	367,259	15,811
* Hercules, Inc.	801,583	15,479
AptarGroup Inc.	259,729	15,334
Chaparral Steel Co.	343,234	15,195
Cleveland-Cliffs Inc.	310,125	15,022
* AK Steel Corp.	818,870	13,839
Packaging Corp. of America	619,953	13,701
* RTI International Metals, Inc.	170,065	13,302
Texas Industries, Inc.	178,442	11,461
H.B. Fuller Co.	437,626	11,300
* Coeur d'Alene Mines Corp.	2,075,752	10,275
Greif Inc. Class A	86,051	10,188
* OM Group, Inc.	218,214	9,881
*^W.R. Grace & Co.	483,591	9,575
Quanex Corp.	275,056	9,514
Worthington Industries, Inc.	529,894	9,390
Bowater Inc.	415,986	9,360
Olin Corp.	541,060	8,938
Minerals Technologies, Inc.	145,800	8,572
CF Industries Holdings, Inc.	327,510	8,397
* Terra Industries, Inc.	695,483	8,332
Sensient Technologies Corp.	327,499	8,056
Silgan Holdings, Inc.	181,290	7,962
* Century Aluminum Co.	169,091	7,550
Compass Minerals International	238,856	7,538
* Headwaters Inc.	314,418	7,533
Metal Management, Inc.	189,787	7,183
* Hecla Mining Co.	891,693	6,830
Schnitzer Steel Industries, Inc. Class A	169,193	6,717
Rock-Tenn Co.	246,964	6,695
MacDermid, Inc.	195,369	6,662
Ferro Corp.	318,512	6,590
* Apex Silver Mines Ltd.	414,109	6,580
Spartech Corp.	239,254	6,273
NewMarket Corp.	102,486	6,052
Arch Chemicals, Inc.	179,737	5,987
^Royal Gold, Inc.	149,384	5,375
* Symyx Technologies, Inc.	243,620	5,260
Wausau Paper Corp.	341,063	5,113
* Brush Engineered Materials Inc.	147,943	4,996
* PolyOne Corp.	653,953	4,905
^Ryerson Tull, Inc.	194,832	4,888
* Rockwood Holdings, Inc.	192,457	4,861
Georgia Gulf Corp.	241,744	4,668
AMCOL International Corp.	167,891	4,657
Glatfelter	299,265	4,639
Westlake Chemical Corp.	145,305	4,560
Gibraltar Industries Inc.	188,791	4,438
Deltic Timber Corp.	78,670	4,388
A. Schulman Inc.	193,021	4,295
Neenah Paper Inc.	110,422	3,900
* Stillwater Mining Co.	304,798	3,807
* Graphic Packaging Corp.	743,109	3,218
Myers Industries, Inc.	196,452	3,076
* Buckeye Technology, Inc.	255,164	3,057
Schweitzer-Mauduit International, Inc.	109,727	2,858
*^Zoltek Cos., Inc.	144,106	2,835
Tronox Inc. Class B	166,059	2,622
Chesapeake Corp. of Virginia	140,839	2,397
^American Vanguard Corp.	146,135	2,324
A.M. Castle & Co.	89,160	2,269
^Tronox Inc.	137,425	2,197
* Caraustar Industries, Inc.	209,802	1,697
Koppers Holdings, Inc.	52,397	1,366
NL Industries, Inc.	72,865	753

		834,965

Telecommunication Services (1.3%)
* Leap Wireless International, Inc.	373,380	22,205
* SBA Communications Corp.	656,608	18,057
* Time Warner Telecom Inc.	864,563	17,231
* NeuStar, Inc. Class A	489,880	15,892
* Dobson Communications Corp.	1,124,457	9,794
* Broadwing Corp.	587,408	9,175
* Cincinnati Bell Inc.	1,837,082	8,395
Commonwealth Telephone Enterprises, Inc.	157,094	6,576
*^Vonage Holdings Corp.	801,713	5,564
* General Communication, Inc.	336,885	5,299
* Cbeyond Inc.	161,223	4,932
Alaska Communications Systems Holdings, Inc.	312,109	4,741
* Premiere Global Services, Inc.	498,803	4,709
* Cogent Communications Group, Inc.	272,000	4,412
USA Mobility, Inc.	193,405	4,326
* IDT Corp. Class B	315,986	4,133
FairPoint Communications, Inc.	209,498	3,970
* Global Crossing Ltd.	135,174	3,319
Iowa Telecommunications Services Inc.	163,987	3,232
Consolidated Communications Holdings, Inc.	154,135	3,221
Surewest Communications	109,357	3,012
*^Covad Communications Group, Inc.	2,090,306	2,885
* Syniverse Holdings Inc.	177,804	2,665
North Pittsburgh Systems, Inc.	101,140	2,442
* NTELOS Holdings Corp.	107,637	1,925
* iPCS, Inc.	28,245	1,564
*^InPhonic, Inc.	133,148	1,477
Centennial Communications Corp. Class A	197,503	1,420
* IDT Corp.	104,101	1,408
*^Fibertower Corp.	211,455	1,243

		179,224

Utilities (4.9%)
Northeast Utilities	1,145,423	32,255
* Sierra Pacific Resources	1,645,257	27,690
* CMS Energy Corp.	1,650,213	27,559
OGE Energy Corp.	677,435	27,097
Energen Corp.	512,855	24,073
National Fuel Gas Co.	589,892	22,734
AGL Resources Inc.	580,010	22,568
^Aqua America, Inc.	982,043	22,371
Puget Energy, Inc.	865,517	21,950
* Dynegy, Inc.	2,983,397	21,600
UGI Corp. Holding Co.	784,615	21,404
Atmos Energy Corp.	649,288	20,719
Southern Union Co.	708,920	19,814
Great Plains Energy, Inc.	597,503	19,001
PNM Resources Inc.	565,332	17,582
WPS Resources Corp.	321,112	17,350
Westar Energy, Inc.	649,455	16,860
Hawaiian Electric Industries Inc.	604,945	16,424
Vectren Corp.	567,358	16,045
Nicor Inc.	331,580	15,518
^Piedmont Natural Gas, Inc.	560,473	14,993
* Aquila, Inc.	2,784,882	13,089
Peoples Energy Corp.	286,338	12,762
IDACORP, Inc.	319,113	12,334
WGL Holdings Inc.	363,161	11,832
Southwest Gas Corp.	304,416	11,680
Duquesne Light Holdings, Inc.	584,907	11,610
Cleco Corp.	427,744	10,792
New Jersey Resources Corp.	208,907	10,149
Avista Corp.	387,336	9,803
UniSource Energy Corp.	262,226	9,579
NorthWestern Corp.	263,949	9,339
Black Hills Corp.	247,338	9,137
ALLETE, Inc.	191,621	8,918
* El Paso Electric Co.	360,422	8,783
Northwest Natural Gas Co.	205,201	8,709
ITC Holdings Corp.	204,154	8,146
UIL Holdings Corp.	173,935	7,338
South Jersey Industries, Inc.	218,125	7,288
Otter Tail Corp.	208,686	6,503
CH Energy Group, Inc.	117,666	6,213
California Water Service Group	144,716	5,847
Portland General Electric Co.	208,188	5,673
MGE Energy, Inc.	153,519	5,616
Empire District Electric Co.	224,401	5,540
The Laclede Group, Inc.	151,149	5,295
American States Water Co.	126,493	4,885
Ormat Technologies Inc.	113,637	4,184
SJW Corp.	102,101	3,957

		680,608

Total Common Stocks
(Cost $10,125,191)		13,814,149

Temporary Cash Investments (3.5%)(1)

Money Market Fund (3.5%)
2 Vanguard Market Liquidity Fund, 5.294%	10,025,094	10,025
2 Vanguard Market Liquidity Fund, 5.294%—Note E	479,519,880	479,520

		489,545

	Face
	Amount
	($000)

U.S. Agency Obligation (0.0%)
3 Federal Home Loan Mortgage Corp.
4 5.206%, 2/20/2007	2,000	1,986

Total Temporary Cash Investments
(Cost $491,531)		491,531

Total Investments (103.5%)
(Cost $10,616,722)		14,305,680

Other Assets and Liabilities (-3.5%)		(485,571)

Net Assets (100%)		13,820,109

  *Non-income-producing security.
^Part of security position is on loan to broker-dealers.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 3.5%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
4 Securities with a value of $1,986,000 have been segregated as initial margin for open futures contracts.
REIT--Real Estate Investment Trust.

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard Index Fund and the Shareholders of Vanguard Total Stock Market Index Fund, Vanguard Extended Market Index Fund, Vanguard Small-Cap Growth Index Fund, Vanguard Small-Cap Index Fund and Vanguard Small-Cap Value Index Fund

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of Vanguard Total Stock Market Index Fund, Vanguard Extended Market Index Fund, Vanguard Small-Cap Growth Index Fund, Vanguard Small-Cap Index Fund and Vanguard Small-Cap Value Index Fund (separate funds of Vanguard Index Fund, the "Funds") as of December 31, 2006, and for the year then ended and have issued our unqualified reports thereon dated February 9, 2007 (which reports and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audits included audits of the Funds' schedules of investments as of December 31, 2006 appearing in Item 6 of this Form N-CSR. These schedules of investments are the responsibility of the Funds' management. Our responsibility is to express an opinion on these schedules of investments based on our audits.

In our opinion, the schedules of investments referred to above, when read in conjunction with the financial statements of the Funds referred to above, present fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP
Philadelphia, PA
February 9, 2007

VANGUARD US STOCK INDEX FUNDS December 31, 2006, Annual
Small Cap Growth Index Fund	Shares	Market Value• ($000)

Common Stocks (99.2%)(1)

Consumer Discretionary (17.7%)
* The Goodyear Tire & Rubber Co.	513,309	10,774
* O'Reilly Automotive, Inc.	310,003	9,939
* Penn National Gaming, Inc.	235,300	9,793
* ITT Educational Services, Inc.	136,226	9,041
* Laureate Education Inc.	156,947	7,632
* GameStop Corp. Class B	130,932	7,170
* Jarden Corp.	195,504	6,802
* Gaylord Entertainment Co.	131,068	6,675
* Scientific Games Corp.	220,203	6,657
SCP Pool Corp.	166,665	6,528
* Nutri/System Inc.	98,644	6,253
^Polaris Industries, Inc.	130,366	6,105
* The Cheesecake Factory Inc.	241,498	5,941
* Jack in the Box Inc.	96,963	5,919
Applebee's International, Inc.	239,595	5,911
* Dick's Sporting Goods, Inc.	119,825	5,870
* Marvel Entertainment, Inc.	203,159	5,467
* Big Lots Inc.	238,290	5,462
DeVry, Inc.	193,577	5,420
* Panera Bread Co.	96,544	5,398
Sotheby's	173,924	5,395
* Sonic Corp.	223,282	5,348
* Charming Shoppes, Inc.	394,419	5,336
* Aeropostale, Inc.	170,022	5,249
Thor Industries, Inc.	118,602	5,217
Ruby Tuesday, Inc.	187,314	5,140
* Pinnacle Entertainment, Inc.	154,539	5,121
* Under Armour, Inc.	98,966	4,993
Choice Hotels International, Inc.	117,269	4,937
* Tractor Supply Co.	109,371	4,890
* priceline.com, Inc.	111,673	4,870
* The Children's Place Retail Stores, Inc.	74,148	4,710
Strayer Education, Inc.	43,820	4,647
John Wiley & Sons Class A	120,748	4,645
Harte-Hanks, Inc.	165,026	4,573
* Pacific Sunwear of California, Inc.	231,936	4,541
* Life Time Fitness, Inc.	93,357	4,529
The Yankee Candle Co., Inc.	127,723	4,378
* Coldwater Creek Inc.	178,428	4,375
Saks Inc.	243,315	4,336
* CEC Entertainment Inc.	107,178	4,314
* Guitar Center, Inc.	94,167	4,281
* ^Netflix.com, Inc.	164,160	4,245
* Tween Brands, Inc.	105,574	4,216
Brown Shoe Co., Inc.	87,297	4,168
* ^Charter Communications, Inc.	1,341,317	4,104
* GameStop Corp. Class A	74,327	4,096
Arbitron Inc.	94,136	4,089
Matthews International Corp.	102,568	4,036
* Live Nation	179,172	4,013
* The Gymboree Corp.	104,906	4,003
Triarc Cos., Inc. Class B	191,998	3,840
Aaron Rents, Inc.	132,044	3,800
* Corinthian Colleges, Inc.	277,374	3,781
* Guess ?, Inc.	58,743	3,726
* Vail Resorts Inc.	81,440	3,650
* Tenneco Automotive, Inc.	147,121	3,637
* Hanesbrands Inc.	152,895	3,611
* Rare Hospitality International Inc.	109,491	3,606
* Carter's, Inc.	140,375	3,580
* LKQ Corp.	153,940	3,539
* Hibbett Sporting Goods, Inc.	115,847	3,537
* J. Crew Group, Inc.	90,891	3,504
* Visteon Corp.	411,978	3,494
* The Dress Barn, Inc.	148,721	3,470
* Fossil, Inc.	151,848	3,429
ADVO, Inc.	102,256	3,334
* Gemstar-TV Guide International, Inc.	822,603	3,299
* Bright Horizons Family Solutions, Inc.	83,947	3,245
* Aztar Corp.	58,749	3,197
CKE Restaurants Inc.	173,335	3,189
Winnebago Industries, Inc.	95,725	3,150
* P.F. Chang's China Bistro, Inc.	81,057	3,111
* VistaPrint Ltd.	93,471	3,095
* Iconix Brand Group Inc.	158,551	3,074
* WMS Industries, Inc.	86,385	3,011
* ^Select Comfort Corp.	172,820	3,005
* ^Shuffle Master, Inc.	112,949	2,959
* ^Crocs, Inc.	68,484	2,959
Interactive Data Corp.	119,303	2,868
* Genesco, Inc.	74,947	2,796
* Timberland Co.	82,837	2,616
K-Swiss, Inc.	83,892	2,579
Catalina Marketing Corp.	93,122	2,561
Columbia Sportswear Co.	45,894	2,556
* The Warnaco Group, Inc.	97,128	2,465
* Coinstar, Inc.	80,170	2,451
Jackson Hewitt Tax Service Inc.	71,241	2,420
* Steiner Leisure Ltd.	52,599	2,393
* ^Chipotle Mexican Grill, Inc.	41,873	2,387
* RCN Corp.	77,552	2,338
* Champion Enterprises, Inc.	245,873	2,301
* Burger King Holdings Inc.	106,431	2,246
Christopher & Banks Corp.	120,313	2,245
* Papa John's International, Inc.	77,023	2,234
* Valassis Communications, Inc.	153,841	2,231
CBRL Group, Inc.	49,703	2,225
Steven Madden, Ltd.	63,262	2,220
* Charlotte Russe Holding Inc.	71,925	2,212
* Tempur-Pedic International Inc.	103,957	2,127
* Interface, Inc.	145,283	2,066
* Texas Roadhouse, Inc.	154,947	2,055
* Deckers Outdoor Corp.	34,256	2,054
* California Pizza Kitchen, Inc.	60,160	2,004
* ^Krispy Kreme Doughnuts, Inc.	179,172	1,989
* 99 Cents Only Stores	156,592	1,906
* Hot Topic, Inc.	142,197	1,897
* Bally Technologies Inc.	98,351	1,837
Martha Stewart Living Omnimedia, Inc.	81,444	1,784
* Skechers U.S.A., Inc.	53,304	1,776
* Keystone Automotive Industries, Inc.	52,121	1,772
The Pep Boys (Manny, Moe & Jack)	118,183	1,756
bebe stores, inc	88,443	1,750
* RC2 Corp.	39,346	1,731
Sealy Corp.	117,131	1,728
* Red Robin Gourmet Burgers, Inc.	47,852	1,715
* DSW Inc. Class A	44,376	1,712
* ^Blue Nile Inc.	46,350	1,710
* INVESTools Inc.	123,326	1,701
* Jos. A. Bank Clothiers, Inc.	57,827	1,697
* AFC Enterprises, Inc.	94,205	1,665
* Retail Ventures, Inc.	86,700	1,651
* Fleetwood Enterprises, Inc.	205,790	1,628
* Universal Technical Institute Inc.	72,694	1,615
Big 5 Sporting Goods Corp.	65,746	1,606
* Entravision Communications Corp.	185,504	1,525
Ambassadors Group, Inc.	50,190	1,523
* Steak n Shake Co.	86,062	1,515
* Morningstar, Inc.	33,385	1,504
* Mediacom Communications Corp.	186,308	1,498
* TiVo Inc.	291,799	1,494
Fred's, Inc.	121,798	1,466
^Brookfield Homes Corp.	38,454	1,444
* Zumiez Inc.	48,408	1,430
* ^Avatar Holding, Inc.	17,158	1,387
* ^Build-A-Bear-Workshop, Inc.	49,422	1,385
Warner Music Group Corp.	59,579	1,367
Monro Muffler Brake, Inc.	38,861	1,364
* Drew Industries, Inc.	52,068	1,354
Domino's Pizza, Inc.	45,367	1,270
* Trump Entertainment Resorts, Inc.	69,578	1,269
* ValueVision Media, Inc.	96,296	1,265
* ^Pre-Paid Legal Services, Inc.	32,278	1,263
* Denny's Corp.	267,720	1,261
* GSI Commerce, Inc.	65,447	1,227
* CKX, Inc.	104,069	1,221
* Morgans Hotel Group	70,819	1,199
* Great Wolf Resorts, Inc.	83,344	1,163
* Vertrue Inc.	29,915	1,149
* Volcom, Inc.	35,199	1,041
* Stamps.com Inc.	65,832	1,037
* Ruth's Chris Steak House	55,836	1,021
* BJ's Restaurants Inc.	48,092	972
* ^Citi Trends Inc.	24,004	952
* New York & Co., Inc.	71,510	935
* ^Smith & Wesson Holding Corp.	89,331	924
* MTR Gaming Group Inc.	75,417	922
* Harris Interactive Inc.	179,064	902
Emmis Communications, Inc.	104,060	857
* West Marine, Inc.	48,234	833
* Playboy Enterprises, Inc. Class B	68,349	783
Bon-Ton Stores, Inc.	22,490	779
* ^Overstock.com, Inc.	46,689	738
* Monarch Casino & Resort, Inc.	30,509	729
* ^True Religion Apparel, Inc.	44,382	679
* Isle of Capri Casinos, Inc.	21,991	585
Dover Downs Gaming & Entertainment, Inc.	43,172	577
* PRIMEDIA Inc.	339,787	574
Marine Products Corp.	48,814	573
* Lin TV Corp.	57,394	571
* Six Flags, Inc.	106,346	557
* A.C. Moore Arts & Crafts, Inc.	25,629	555
* Town Sports International Holdings, Inc.	33,513	552
* ^iRobot Corp.	30,405	549
* Leapfrog Enterprises, Inc.	53,954	511
* Directed Electronics Inc.	43,921	503
* 1-800-FLOWERS.COM, Inc.	73,054	450
* ^Conn's, Inc.	19,088	444
Salem Communications Corp.	36,402	435
Triarc Cos., Inc. Class A	12,590	274
* Educate, Inc.	31,211	222
* Magna Entertainment Corp. Class A	47,047	212

		526,451

Consumer Staples (3.3%)
* Rite Aid Corp.	1,711,348	9,310
Church & Dwight, Inc.	208,738	8,903
* NBTY, Inc.	183,674	7,635
* Hansen Natural Corp.	204,444	6,886
* Alberto-Culver Co.	253,990	5,448
* Herbalife Ltd.	125,912	5,057
Flowers Foods, Inc.	177,354	4,787
Delta & Pine Land Co.	117,569	4,756
* United Natural Foods, Inc.	129,062	4,636
Nu Skin Enterprises, Inc.	191,071	3,483
* Central Garden and Pet Co.	71,279	3,451
Casey's General Stores, Inc.	146,001	3,438
* The Pantry, Inc.	69,398	3,251
* Central European Distribution Corp.	104,400	3,101
Pilgrim's Pride Corp.	90,478	2,663
* Chattem, Inc.	51,534	2,581
* Ralcorp Holdings, Inc.	42,828	2,180
Seaboard Corp.	1,216	2,146
The Andersons, Inc.	47,857	2,029
* ^USANA Health Sciences, Inc.	34,298	1,772
* Playtex Products, Inc.	93,171	1,341
* Wild Oats Markets Inc.	90,224	1,297
* Peet's Coffee & Tea Inc.	44,577	1,170
Tootsie Roll Industries, Inc.	34,493	1,128
* Boston Beer Co., Inc. Class A	29,927	1,077
Coca-Cola Bottling Co.	12,756	873
* Smart & Final Inc.	45,790	865
* Pathmark Stores, Inc.	70,864	790
The Great Atlantic & Pacific Tea Co., Inc.	29,874	769
^Mannatech, Inc.	51,210	754
* Alliance One International, Inc.	96,407	681
Sanderson Farms, Inc.	20,456	620
* Revlon, Inc. Class A	368,049	471
* Revlon, Inc. Rights Exp. 1/19/07	365,015	18
* Gold Kist Inc.	361	8

		99,375

Energy (9.4%)
Range Resources Corp.	421,911	11,586
* Denbury Resources, Inc.	383,675	10,662
* Veritas DGC Inc.	115,194	9,864
Frontier Oil Corp.	342,590	9,846
* Superior Energy Services, Inc.	272,361	8,901
* Helix Energy Solutions Group, Inc.	279,627	8,772
Helmerich & Payne, Inc.	338,296	8,278
Holly Corp.	158,146	8,129
* Oceaneering International, Inc.	174,216	6,916
* Todco Class A	198,971	6,799
* Core Laboratories N.V	81,470	6,599
St. Mary Land & Exploration Co.	176,170	6,490
* Dresser Rand Group, Inc.	247,637	6,060
Massey Energy Co.	258,160	5,997
* TETRA Technologies, Inc.	231,272	5,916
* ^Quicksilver Resources, Inc.	137,148	5,018
* Hydrill Co.	65,123	4,897
* W-H Energy Services, Inc.	96,497	4,698
Foundation Coal Holdings, Inc.	147,101	4,672
* Unit Corp.	91,989	4,457
* Atwood Oceanics, Inc.	89,964	4,406
* Grey Wolf, Inc.	621,100	4,261
Penn Virginia Corp.	60,029	4,204
* Plains Exploration & Production Co.	86,388	4,106
World Fuel Services Corp.	91,020	4,047
Berry Petroleum Class A	121,872	3,779
* Delta Petroleum Corp.	162,122	3,755
* Global Industries Ltd.	280,073	3,652
* Giant Industries, Inc.	47,051	3,526
* Hanover Compressor Co.	183,497	3,466
Cabot Oil & Gas Corp.	54,371	3,298
* ^Cheniere Energy, Inc.	109,247	3,154
* Input/Output, Inc.	230,074	3,136
* EXCO Resources, Inc.	174,085	2,944
* Atlas America, Inc.	57,297	2,920
Tidewater Inc.	60,235	2,913
* Energy Partners, Ltd.	117,383	2,866
Crosstex Energy, Inc.	88,678	2,810
* Petrohawk Energy Corp.	241,774	2,780
* Hercules Offshore, Inc.	87,553	2,530
* Bill Barrett Corp.	92,054	2,505
Lufkin Industries, Inc.	43,126	2,505
* ATP Oil & Gas Corp.	62,992	2,493
* Dril-Quip, Inc.	62,964	2,466
* Alpha Natural Resources, Inc.	167,260	2,380
* Hornbeck Offshore Services, Inc.	66,358	2,369
CARBO Ceramics Inc.	62,656	2,341
* ^Evergreen Energy, Inc.	236,324	2,337
* Encore Acquisition Co.	94,141	2,309
* International Coal Group, Inc.	417,916	2,278
* Petroleum Development Corp.	51,673	2,225
* Carrizo Oil & Gas, Inc.	75,063	2,178
* Lone Star Technologies, Inc.	44,710	2,164
* Comstock Resources, Inc.	69,350	2,154
* Parallel Petroleum Corp.	114,538	2,012
W&T Offshore, Inc.	63,507	1,951
* Aventine Renewable Energy Holdings, Inc.	80,771	1,903
RPC Inc.	109,628	1,851
* PetroQuest Energy, Inc.	137,943	1,757
* Warren Resources Inc.	148,761	1,743
* Oil States International, Inc.	53,350	1,719
* Rentech, Inc.	431,456	1,627
* Arena Resources, Inc.	37,529	1,603
OMI Corp.	75,375	1,596
* Goodrich Petroleum Corp.	44,079	1,595
* ^Pacific Ethanol, Inc.	101,121	1,556
* NATCO Group Inc.	46,985	1,498
* Complete Production Services, Inc.	67,998	1,442
* Superior Well Services, Inc.	50,904	1,301
* ^Willbros Group, Inc.	66,453	1,256
* Basic Energy Services Inc.	49,030	1,209
* Pioneer Drilling Co.	79,721	1,059
* ^McMoRan Exploration Co.	73,009	1,038
* Parker Drilling Co.	122,579	1,001
Alon USA Energy, Inc.	37,787	994
* ^VeraSun Energy Corp.	48,547	959
* Bois d'Arc Energy, Inc.	63,801	933
Delek US Holdings, Inc.	40,989	672
* ^GeoGlobal Resources Inc.	83,113	652
* ^SulphCo, Inc.	91,451	432
* Bronco Drilling Co., Inc.	22,120	380

		281,553

Financials (6.1%)
Jones Lang LaSalle Inc.	117,025	10,786
* Affiliated Managers Group, Inc.	98,143	10,318
* Philadelphia Consolidated Holding Corp.	192,376	8,572
East West Bancorp, Inc.	176,308	6,245
* Investment Technology Group, Inc.	139,577	5,985
HCC Insurance Holdings, Inc.	178,786	5,737
UCBH Holdings, Inc.	319,337	5,608
International Securities Exchange, Inc.	116,468	5,450
* SVB Financial Group	111,115	5,180
Cash America International Inc.	95,276	4,468
Hilb, Rogal and Hamilton Co.	103,307	4,351
Equity Lifestyle Properties, Inc. REIT	72,186	3,929
Wintrust Financial Corp.	78,369	3,763
United Community Banks, Inc.	109,951	3,554
Greenhill & Co., Inc.	46,341	3,420
Corporate Office Properties Trust, Inc. REIT	64,849	3,273
Essex Property Trust, Inc. REIT	24,737	3,197
* GFI Group Inc.	50,291	3,131
Jefferies Group, Inc.	113,751	3,051
Taubman Co. REIT	59,472	3,025
Global Signal, Inc. REIT	56,520	2,977
Boston Private Financial Holdings, Inc.	105,472	2,975
optionsXpress Holdings Inc.	130,462	2,960
Sterling Financial Corp.	82,650	2,794
* Signature Bank	90,091	2,791
Fidelity Bankshares, Inc.	69,311	2,750
* Move, Inc.	464,852	2,561
* World Acceptance Corp.	53,772	2,525
PrivateBancorp, Inc.	57,932	2,412
PS Business Parks, Inc. REIT	33,362	2,359
* ^Portfolio Recovery Associates, Inc.	48,610	2,270
* First Cash Financial Services, Inc.	84,190	2,178
* Knight Capital Group, Inc. Class A	112,180	2,150
^Cascade Bancorp	67,916	2,107
Calamos Asset Management, Inc.	74,479	1,998
Cohen & Steers, Inc.	49,465	1,987
* Ocwen Financial Corp.	120,386	1,909
Digital Realty Trust, Inc. REIT	54,939	1,881
Tower Group, Inc.	57,800	1,796
* Tejon Ranch Co.	32,112	1,793
* EZCORP, Inc.	106,383	1,729
National Financial Partners Corp.	38,325	1,685
Nara Bancorp, Inc.	75,096	1,571
* Texas Capital Bancshares, Inc.	75,305	1,497
* Western Alliance Bancorp	42,792	1,488
* Investors Bancorp, Inc.	93,712	1,474
* Dollar Financial Corp.	48,808	1,360
Bank of the Ozarks, Inc.	40,339	1,334
* MarketAxess Holdings, Inc.	82,700	1,122
CoBiz Inc.	50,781	1,119
S.Y. Bancorp, Inc.	39,337	1,101
* Penson Worldwide, Inc.	39,973	1,096
* Credit Acceptance Corp.	32,033	1,068
* Nelnet, Inc.	37,813	1,035
* Tradestation Group Inc.	71,597	984
Wilshire Bancorp Inc.	51,670	980
* ^CompuCredit Corp.	23,889	951
* Asset Acceptance Capital Corp.	54,030	909
* Virginia Commerce Bancorp, Inc.	45,097	897
* James River Group Inc.	24,392	788
Advance America, Cash Advance Centers, Inc.	50,765	744
* Universal American Financial Corp.	39,601	738
* Franklin Bank Corp.	34,103	700
* Thomas Weisel Partners Group, Inc.	30,559	645
* Roma Financial Corp.	31,249	517
* PICO Holdings, Inc.	13,495	469
National Interstate Corp.	18,594	452
* Wauwatosa Holdings, Inc.	24,349	434
* Affordable Residential Communities	30,322	353
* ^Encore Capital Group, Inc.	26,337	332
* First Acceptance Corp.	26,810	287
* Primus Guaranty, Ltd.	21,984	254
Scottish Re Group Ltd.	45,573	243
* United PanAm Financial Corp.	17,193	237
* Affordable Residential Communities Rights Exp. 1/23/07	29,991	26

		180,835

Health Care (16.7%)
* ResMed Inc.	242,496	11,936
* Cytyc Corp.	361,871	10,241
Dade Behring Holdings Inc.	248,744	9,903
* Cerner Corp.	200,123	9,106
* Edwards Lifesciences Corp.	187,846	8,836
* Respironics, Inc.	233,756	8,824
* Gen-Probe Inc.	166,614	8,726
* VCA Antech, Inc.	267,792	8,620
* IDEXX Laboratories Corp.	100,206	7,946
* Pediatrix Medical Group, Inc.	155,913	7,624
* Hologic, Inc.	152,643	7,217
* WellCare Health Plans Inc.	104,387	7,192
* PDL BioPharma Inc.	350,925	7,068
* ICOS Corp.	200,150	6,763
* Techne Corp.	120,415	6,677
* OSI Pharmaceuticals, Inc.	184,526	6,455
* Immucor Inc.	217,555	6,359
* Emdeon Corp.	499,041	6,183
Medicis Pharmaceutical Corp.	175,898	6,179
Cooper Cos., Inc.	137,443	6,116
* Psychiatric Solutions, Inc.	162,313	6,090
Mentor Corp.	120,135	5,871
* Sierra Health Services, Inc.	162,581	5,859
* Medarex, Inc.	373,341	5,522
* Illumina, Inc.	133,132	5,233
* Magellan Health Services, Inc.	119,529	5,166
Valeant Pharmaceuticals International	299,040	5,155
* Healthways, Inc.	105,677	5,042
* Affymetrix, Inc.	217,533	5,016
* The Medicines Co.	154,046	4,886
* Human Genome Sciences, Inc.	380,922	4,739
* MGI Pharma, Inc.	252,821	4,654
* Ventana Medical Systems, Inc.	106,887	4,599
* BioMarin Pharmaceutical Inc.	275,462	4,515
* Sunrise Senior Living, Inc.	145,753	4,478
* Nektar Therapeutics	289,677	4,406
* Alkermes, Inc.	324,605	4,340
* PSS World Medical, Inc.	218,729	4,272
* American Medical Systems Holdings, Inc.	225,146	4,170
* Allscripts Healthcare Solutions, Inc.	151,760	4,096
* United Surgical Partners International, Inc.	143,451	4,067
* Theravance, Inc.	129,998	4,016
* Haemonetics Corp.	86,824	3,909
* ^United Therapeutics Corp.	70,138	3,813
* Kyphon Inc.	93,015	3,758
* Inverness Medical Innovations, Inc.	95,493	3,696
* Dionex Corp.	64,330	3,648
* Regeneron Pharmaceuticals, Inc.	181,768	3,648
* Apria Healthcare Group Inc.	136,610	3,641
* Applera Corp.-Celera Genomics Group	247,590	3,464
* Centene Corp.	139,082	3,417
* ArthroCare Corp.	85,040	3,395
* inVentiv Health, Inc.	94,183	3,329
* Adams Respiratory Therapeutics, Inc.	78,921	3,221
* Digene Corp.	67,173	3,219
* Conor Medsystems, Inc.	102,666	3,217
* Cubist Pharmaceuticals, Inc.	175,795	3,184
* DJ Orthopedics Inc.	73,807	3,160
Chemed Corp.	84,470	3,124
* ViroPharma Inc.	209,739	3,071
PolyMedica Corp.	74,445	3,008
* Per-Se Technologies, Inc.	106,914	2,970
* Eclipsys Corp.	142,777	2,935
* AMN Healthcare Services, Inc.	105,485	2,905
* Alexion Pharmaceuticals, Inc.	71,466	2,887
* Healthspring, Inc.	138,204	2,812
* Palomar Medical Technologies, Inc.	53,874	2,730
* Exelixis, Inc.	303,003	2,727
* Amedisys Inc.	82,533	2,713
* ^InterMune Inc.	86,816	2,670
* LifeCell Corp.	108,078	2,609
* Biosite Inc.	53,118	2,595
* Par Pharmaceutical Cos. Inc.	115,671	2,588
* Myriad Genetics, Inc.	82,557	2,584
* PAREXEL International Corp.	87,368	2,531
* Integra LifeSciences Holdings	59,254	2,524
* CV Therapeutics, Inc.	177,916	2,484
* Nuvasive, Inc.	106,913	2,470
* Bio-Rad Laboratories, Inc. Class A	29,383	2,425
* The TriZetto Group, Inc.	131,743	2,420
* Align Technology, Inc.	173,035	2,417
* Martek Biosciences Corp.	103,375	2,413
* HealthExtras, Inc.	98,511	2,374
* Advanced Medical Optics, Inc.	66,752	2,350
* Thoratec Corp.	133,570	2,348
* Ligand Pharmaceuticals Inc. Class B	213,107	2,334
* Orthofix International NV	46,540	2,327
* Wright Medical Group, Inc.	99,342	2,313
* ^New River Pharmaceuticals Inc.	41,263	2,258
* Varian, Inc.	49,808	2,231
* AmSurg Corp.	96,105	2,210
LCA-Vision Inc.	63,778	2,191
* Sciele Pharma, Inc.	90,624	2,175
* Pharmion Corp.	82,440	2,122
Arrow International, Inc.	57,607	2,038
* Conceptus, Inc.	94,131	2,004
* Matria Healthcare, Inc.	68,252	1,961
* Noven Pharmaceuticals, Inc.	76,409	1,945
* Genesis Healthcare Corp.	40,944	1,934
* K-V Pharmaceutical Co. Class A	80,223	1,908
* Greatbatch, Inc.	70,062	1,886
* Salix Pharmaceuticals, Ltd.	150,105	1,827
* Alnylam Pharmaceuticals Inc.	83,173	1,780
Meridian Bioscience Inc.	71,507	1,754
* Tanox, Inc.	87,474	1,741
* ICU Medical, Inc.	41,860	1,703
* Keryx Biopharmaceuticals, Inc.	124,974	1,662
* Isis Pharmaceuticals, Inc.	146,983	1,634
* SonoSite, Inc.	52,563	1,626
* ^SurModics, Inc.	48,217	1,501
* Gentiva Health Services, Inc.	78,660	1,499
* Omnicell, Inc.	80,187	1,494
* Molina Healthcare Inc.	44,893	1,459
* Dendrite International, Inc.	133,825	1,433
* PRA International	55,852	1,411
* ^Onyx Pharmaceuticals, Inc.	133,241	1,410
* Symmetry Medical Inc.	101,029	1,397
* Xenoport Inc.	55,433	1,361
Sirona Dental Systems Inc.	35,060	1,350
* IntraLase Corp.	59,862	1,340
* Cyberonics, Inc.	64,894	1,339
* Incyte Corp.	229,211	1,339
* ^MannKind Corp.	80,463	1,327
* Merit Medical Systems, Inc.	83,364	1,320
* Foxhollow Technologies Inc.	59,997	1,295
* Res-Care, Inc.	71,032	1,289
* Neurocrine Biosciences, Inc.	121,827	1,269
* ^AtheroGenics, Inc.	127,007	1,259
* MedCath Corp.	45,763	1,252
* OraSure Technologies, Inc.	147,871	1,221
* ^Geron Corp.	138,465	1,216
* Enzon Pharmaceuticals, Inc.	141,046	1,200
National Healthcare Corp.	21,650	1,195
* Progenics Pharmaceuticals, Inc.	46,176	1,189
* Radiation Therapy Services, Inc.	37,149	1,171
* Kensey Nash Corp.	35,355	1,124
* Nighthawk Radiology Holdings, Inc.	43,405	1,107
* Arena Pharmaceuticals, Inc.	85,454	1,103
* Zymogenetics, Inc.	70,243	1,094
* ARIAD Pharmaceuticals, Inc.	209,995	1,079
* Volcano Corp.	64,911	1,064
* Diversa Corp.	92,698	1,009
* Adolor Corp.	132,979	1,000
* Momenta Pharmaceuticals, Inc.	60,487	951
* Aspect Medical Systems, Inc.	50,550	951
* ^ev3 Inc.	54,940	947
* eResearch Technology, Inc.	127,153	856
* Encysive Pharmaceuticals, Inc.	190,793	803
* ^Telik, Inc.	168,190	745
* Bruker BioSciences Corp.	98,469	740
* Odyssey Healthcare, Inc.	55,244	733
* deCODE genetics, Inc.	160,526	727
Cambrex Corp.	30,398	691
* Nuvelo, Inc.	167,085	668
* Nabi Biopharmaceuticals	97,217	659
* Panacos Pharmaceuticals Inc.	162,069	650
* K-V Pharmaceutical Co. Class B	26,991	642
* Enzo Biochem, Inc.	44,184	631
* ^Idenix Pharmaceuticals Inc.	72,298	628
Young Innovations, Inc.	18,808	626
* Rigel Pharmaceuticals, Inc.	49,519	588
* Molecular Devices Corp.	25,631	540
* Alliance Imaging, Inc.	80,371	534
* ^Dendreon Corp.	115,488	482
* ^Coley Pharmaceutical Group	46,510	451
Vital Signs, Inc.	8,883	443
* Symbion, Inc.	20,715	383

		498,315

Industrials (16.8%)
* Foster Wheeler Ltd.	219,875	12,124
The Manitowoc Co., Inc.	197,991	11,767
Ametek, Inc.	340,520	10,842
* Stericycle, Inc.	134,798	10,177
* WESCO International, Inc.	157,296	9,251
* Thomas & Betts Corp.	192,295	9,092
Trinity Industries, Inc.	256,152	9,017
* Corrections Corp. of America	194,313	8,789
Graco, Inc.	218,169	8,644
Donaldson Co., Inc.	247,488	8,590
* Covanta Holding Corp.	379,419	8,362
IDEX Corp.	171,951	8,152
* Continental Airlines, Inc. Class B	186,989	7,713
Herman Miller, Inc.	209,861	7,631
* Navistar International Corp.	218,063	7,290
* General Cable Corp.	165,082	7,216
Landstar System, Inc.	185,305	7,075
* Copart, Inc.	232,502	6,975
* ^JetBlue Airways Corp.	479,675	6,811
* American Commercial Lines Inc.	99,087	6,491
* BE Aerospace, Inc.	251,627	6,462
HNI Corp.	144,940	6,437
* Genlyte Group, Inc.	81,631	6,376
* Gardner Denver Inc.	168,824	6,299
Florida East Coast Industries, Inc. Class A	103,061	6,142
MSC Industrial Direct Co., Inc. Class A	156,709	6,135
* Waste Connections, Inc.	146,732	6,097
The Toro Co.	128,787	6,005
* Kansas City Southern	206,688	5,990
* Flowserve Corp.	118,136	5,962
* Armor Holdings, Inc.	108,408	5,946
UTI Worldwide, Inc.	185,912	5,559
Bucyrus International, Inc.	101,401	5,249
* Hexcel Corp.	301,235	5,245
* IHS Inc.-Class A	130,323	5,145
* Kirby Corp.	145,024	4,950
* Resources Connection, Inc.	146,650	4,669
* Ceradyne, Inc.	82,017	4,634
Wabtec Corp.	149,013	4,527
* Acco Brands Corp.	163,714	4,334
* Energy Conversion Devices, Inc.	125,716	4,272
* Teledyne Technologies, Inc.	105,101	4,218
Actuant Corp.	87,842	4,186
* ESCO Technologies Inc.	82,982	3,771
* EMCOR Group, Inc.	66,049	3,755
Kaydon Corp.	90,727	3,605
Pacer International, Inc.	120,549	3,589
* Orbital Sciences Corp.	192,207	3,544
* AAR Corp.	118,025	3,445
* AirTran Holdings, Inc.	292,625	3,435
Mine Safety Appliances Co.	93,519	3,427
The Brink's Co.	53,318	3,408
* Navigant Consulting, Inc.	170,567	3,370
Administaff, Inc.	76,606	3,276
* Hub Group, Inc.	118,889	3,275
* Cenveo Inc.	154,434	3,274
* Genesee & Wyoming Inc. Class A	121,756	3,195
Valmont Industries, Inc.	57,454	3,188
* Korn/Ferry International	138,163	3,172
* EGL, Inc.	104,652	3,117
* Labor Ready, Inc.	169,795	3,112
* Jacuzzi Brands, Inc.	249,850	3,106
Heartland Express, Inc.	205,893	3,093
* CoStar Group, Inc.	57,568	3,083
* The Advisory Board Co.	57,551	3,081
* Mobile Mini, Inc.	113,956	3,070
Knight Transportation, Inc.	179,449	3,060
* Teletech Holdings Inc.	121,914	2,911
* American Reprographics Co.	87,349	2,910
Franklin Electric, Inc.	55,392	2,847
CLARCOR Inc.	83,533	2,824
Forward Air Corp.	95,462	2,762
* Beacon Roofing Supply, Inc.	133,969	2,521
Watson Wyatt & Co. Holdings	54,592	2,465
Healthcare Services Group, Inc.	83,425	2,416
* Heidrick & Struggles International, Inc.	56,070	2,375
* Global Cash Access, Inc.	145,598	2,363
* Geo Group Inc.	62,594	2,349
* Quanta Services, Inc.	119,187	2,344
* Old Dominion Freight Line, Inc.	95,950	2,310
* GenCorp, Inc.	160,518	2,250
Freightcar America Inc.	40,573	2,250
* II-VI, Inc.	80,086	2,238
* Tetra Tech, Inc.	120,508	2,180
* K&F Industries Holdings	95,714	2,174
Rollins, Inc.	98,299	2,173
* Superior Essex Inc.	65,177	2,167
* The Middleby Corp.	20,295	2,124
* Huron Consulting Group Inc.	46,366	2,102
* Clean Harbors Inc.	40,893	1,980
* CRA International Inc.	37,462	1,963
* Perini Corp.	63,717	1,961
* Astec Industries, Inc.	55,599	1,952
* Washington Group International, Inc.	32,634	1,951
* RBC Bearings Inc.	65,697	1,883
Watsco, Inc.	38,682	1,824
* FTI Consulting, Inc.	64,623	1,802
* Alaska Air Group, Inc.	44,859	1,772
* ^American Science & Engineering, Inc.	29,438	1,752
* Kenexa Corp.	48,904	1,627
* Williams Scotsman International Inc.	82,623	1,621
* Power-One, Inc.	222,207	1,618
United Industrial Corp.	31,259	1,586
* Blount International, Inc.	113,762	1,531
Horizon Lines Inc.	56,138	1,513
American Woodmark Corp.	35,850	1,500
* ^Taser International Inc.	190,273	1,448
* Essex Corp.	59,529	1,423
Raven Industries, Inc.	52,258	1,401
* ^Evergreen Solar, Inc.	183,524	1,389
Knoll, Inc.	62,440	1,374
^Simpson Manufacturing Co.	43,402	1,374
* Amerco, Inc.	15,569	1,355
* Kforce Inc.	110,771	1,348
* Infrasource Services Inc.	61,320	1,335
* Hudson Highland Group, Inc.	79,462	1,325
* DynCorp International Inc. Class A	81,078	1,287
The Greenbrier Cos., Inc.	41,152	1,235
* NuCo2, Inc.	49,936	1,228
* NCI Building Systems, Inc.	23,073	1,194
Diamond Management and Technology	95,896	1,193
* ^Medis Technology Ltd.	67,001	1,168
* ^Encore Wire Corp.	52,310	1,151
* TransDigm Group, Inc.	43,092	1,142
* Electro Rent Corp.	61,498	1,027
* Goodman Global, Inc.	59,199	1,018
* LECG Corp.	54,913	1,015
American Railcar Industries, Inc.	29,079	990
* Atlas Air Worldwide Holdings, Inc.	21,826	971
* Pike Electric Corp.	57,634	941
* Argon ST, Inc.	42,886	924
* H&E Equipment Services, Inc.	37,038	917
* ^A.S.V., Inc.	55,885	909
* ^Trex Co., Inc.	38,407	879
* Accuride Corp.	71,850	809
* ^TurboChef Technologies, Inc.	46,411	790
* Insituform Technologies Inc. Class A	30,540	790
* GrafTech International Ltd.	113,510	785
* MTC Technologies, Inc.	33,123	780
* ^Houston Wire & Cable Co.	37,089	775
* ^Plug Power, Inc.	194,759	758
Vicor Corp.	58,115	646
* Rush Enterprises, Inc. Class A	35,809	606
HEICO Corp.	14,801	575
* ^FuelCell Energy, Inc.	76,967	497
* Builders FirstSource, Inc.	24,879	444
* ^Ionatron Inc.	100,813	413
* Rush Enterprises, Inc. Class B	5,526	87
Walter Industries, Inc.	400	11
* Mueller Water Products, Inc.	271	4

		500,921

Information Technology (22.5%)
Global Payments Inc.	257,330	11,914
* Agere Systems Inc.	545,957	10,466
* Mettler-Toledo International Inc.	129,381	10,202
* F5 Networks, Inc.	130,476	9,683
* Trimble Navigation Ltd.	177,231	8,991
* Polycom, Inc.	283,658	8,768
MoneyGram International, Inc.	271,912	8,527
* Atmel Corp.	1,409,317	8,526
Fair Isaac, Inc.	202,197	8,219
* Varian Semiconductor Equipment Associates, Inc.	177,072	8,060
* Cypress Semiconductor Corp.	453,944	7,658
* ValueClick, Inc.	308,314	7,285
* Digital River, Inc.	127,853	7,133
Acxiom Corp.	269,080	6,902
* THQ Inc.	207,042	6,733
* FLIR Systems, Inc.	209,603	6,672
* Foundry Networks, Inc.	445,143	6,668
* Hyperion Solutions Corp.	185,063	6,651
* MICROS Systems, Inc.	124,930	6,584
* Tessera Technologies, Inc.	149,835	6,044
* CommScope, Inc.	189,901	5,788
FactSet Research Systems Inc.	102,123	5,768
* TIBCO Software Inc.	603,587	5,698
* ^Equinix, Inc.	74,239	5,614
* Interdigital Communications Corp.	166,466	5,585
* Cymer, Inc.	126,511	5,560
* CACI International, Inc.	98,290	5,553
* VeriFone Holdings, Inc.	156,577	5,543
Jack Henry & Associates Inc.	253,243	5,419
* Rambus Inc.	280,839	5,316
* Silicon Laboratories Inc.	153,006	5,302
* FormFactor Inc.	140,777	5,244
* aQuantive, Inc.	210,630	5,194
* ANSYS, Inc.	117,721	5,120
* Sonus Networks, Inc.	771,628	5,085
* ^Nuance Communications, Inc.	434,809	4,983
* Avocent Corp.	146,991	4,976
National Instruments Corp.	179,596	4,892
* Ciena Corp.	176,491	4,891
* Avid Technology, Inc.	129,416	4,822
* Macrovision Corp.	170,232	4,811
ADTRAN Inc.	210,623	4,781
* Redback Networks Inc.	189,084	4,716
* Perot Systems Corp.	285,682	4,682
* PMC Sierra Inc.	672,970	4,516
* Novell, Inc.	709,528	4,399
* Gartner, Inc. Class A	220,304	4,360
* WebEx Communications, Inc.	124,315	4,337
* ^Cree, Inc.	248,676	4,307
* Microsemi Corp.	217,523	4,274
* Itron, Inc.	82,029	4,252
* Synopsys, Inc.	158,174	4,228
* Digital Insight Corp.	109,017	4,196
* RF Micro Devices, Inc.	615,890	4,182
* CNET Networks, Inc.	458,550	4,168
* Take-Two Interactive Software, Inc.	233,343	4,144
* j2 Global Communications, Inc.	151,710	4,134
* eFunds Corp.	149,955	4,124
* Wright Express Corp.	132,000	4,114
* ^SiRF Technology Holdings, Inc.	158,072	4,034
* Intermec, Inc.	164,313	3,988
* Digitas Inc.	297,293	3,987
* RealNetworks, Inc.	361,060	3,950
* Transaction Systems Architects, Inc.	120,787	3,934
* Kronos, Inc.	102,592	3,769
Daktronics, Inc.	100,408	3,700
* Dolby Laboratories Inc.	119,039	3,693
* Skyworks Solutions, Inc.	518,561	3,671
* ATMI, Inc.	117,408	3,584
* Brocade Communications Systems, Inc.	436,034	3,580
* Atheros Communications, Inc.	167,408	3,569
* Sybase, Inc.	144,033	3,558
* Plexus Corp.	148,740	3,552
* MicroStrategy Inc.	30,767	3,508
* Websense, Inc.	151,948	3,469
* SRA International, Inc.	127,054	3,397
* 3Com Corp.	824,523	3,389
* Silicon Image, Inc.	264,391	3,363
* Quest Software, Inc.	228,747	3,351
* Rogers Corp.	56,385	3,335
* Global Imaging Systems, Inc.	149,996	3,292
* Parametric Technology Corp.	179,527	3,235
Plantronics, Inc.	152,470	3,232
* Informatica Corp.	264,592	3,231
* Amkor Technology, Inc.	343,743	3,211
* Coherent, Inc.	100,446	3,171
Cognex Corp.	131,081	3,122
* ON Semiconductor Corp.	407,662	3,086
* Semtech Corp.	232,551	3,039
* Unisys Corp.	387,170	3,035
* Euronet Worldwide, Inc.	101,723	3,020
* Rofin-Sinar Technologies Inc.	49,445	2,989
* EarthLink, Inc.	421,019	2,989
Blackbaud, Inc.	112,944	2,937
* Insight Enterprises, Inc.	155,603	2,936
* ^UTStarcom, Inc.	330,564	2,892
* Tekelec	194,774	2,888
* FEI Co.	109,053	2,876
* Finisar Corp.	889,908	2,874
* Trident Microsystems, Inc.	156,036	2,837
* Aeroflex, Inc.	241,987	2,836
* NETGEAR, Inc.	107,488	2,822
* Openwave Systems Inc.	303,706	2,803
* Comtech Telecommunications Corp.	73,392	2,794
* DealerTrack Holdings Inc.	94,323	2,775
* Rackable Systems Inc.	89,287	2,765
Talx Corp.	97,907	2,688
* Cabot Microelectronics Corp.	77,942	2,645
* Manhattan Associates, Inc.	87,379	2,628
* ^L-1 Identity Solutions Inc.	171,646	2,597
* Wind River Systems Inc.	248,579	2,548
* Open Solutions Inc.	66,388	2,499
* ScanSource, Inc.	82,101	2,496
* Blackboard Inc.	80,677	2,424
* Opsware, Inc.	273,751	2,414
* Advent Software, Inc.	67,877	2,395
* ^OmniVision Technologies, Inc.	175,469	2,395
* Lattice Semiconductor Corp.	367,888	2,384
* Mentor Graphics Corp.	130,823	2,359
* Diodes Inc.	65,839	2,336
* ViaSat, Inc.	78,054	2,327
* Komag, Inc.	61,283	2,321
* Synaptics Inc.	76,381	2,268
MTS Systems Corp.	58,600	2,263
* ManTech International Corp.	59,485	2,191
* Brightpoint, Inc.	162,135	2,181
* Epicor Software Corp.	160,201	2,164
* Palm, Inc.	149,954	2,113
* Micrel, Inc.	195,616	2,109
Quality Systems, Inc.	55,873	2,082
* InfoSpace, Inc.	100,688	2,065
* DSP Group Inc.	94,542	2,052
* Kanbay International Inc.	70,849	2,038
* Advanced Energy Industries, Inc.	107,817	2,035
* Altiris, Inc.	79,550	2,019
* ^SunPower Corp. Class A	54,277	2,017
* Internap Network Services Corp.	100,951	2,006
* Spansion Inc. Class A	134,881	2,004
Gevity HR, Inc.	80,946	1,918
* Witness Systems, Inc.	107,891	1,891
* Progress Software Corp.	65,940	1,842
* SPSS, Inc.	60,217	1,811
* Harmonic, Inc.	239,956	1,744
* Newport Corp.	80,893	1,695
* The Ultimate Software Group, Inc.	70,161	1,632
* Sykes Enterprises, Inc.	90,608	1,598
* Verint Systems Inc.	46,569	1,596
* Mattson Technology, Inc.	168,915	1,574
* ^Bankrate, Inc.	40,854	1,550
* Sapient Corp.	281,156	1,544
* Kulicke & Soffa Industries, Inc.	183,635	1,543
* Packeteer, Inc.	113,012	1,537
* TTM Technologies, Inc.	134,487	1,524
* Cogent Inc.	136,932	1,508
* Exar Corp.	115,953	1,507
* Concur Technologies, Inc.	93,328	1,497
* AMIS Holdings Inc.	141,300	1,494
* SonicWALL, Inc.	176,926	1,490
* Covansys Corp.	64,850	1,488
* Tyler Technologies, Inc.	105,704	1,486
* The Knot, Inc.	54,209	1,422
* Supertex, Inc.	35,314	1,386
* DTS Inc.	57,124	1,382
infoUSA Inc.	115,651	1,377
* Dycom Industries, Inc.	64,834	1,369
* CSG Systems International, Inc.	51,211	1,369
* TNS Inc.	69,945	1,346
Heartland Payment Systems, Inc.	47,610	1,345
* webMethods, Inc.	178,621	1,315
* Sonic Solutions, Inc.	78,941	1,287
* Ansoft Corp.	45,367	1,261
* Hittite Microwave Corp.	38,770	1,253
* ^Universal Display Corp.	79,935	1,200
* Lionbridge Technologies, Inc.	183,032	1,179
* SAVVIS, Inc.	32,814	1,172
* Littelfuse, Inc.	36,015	1,148
* Ixia	118,743	1,140
* Adaptec, Inc.	242,617	1,131
* Agile Software Corp.	183,045	1,126
* Omniture, Inc.	78,918	1,111
* Marchex, Inc.	79,653	1,066
* Netlogic Microsystems Inc.	48,850	1,060
* iPass Inc.	177,082	1,041
* PortalPlayer Inc.	73,787	992
* Ness Technologies Inc.	69,387	989
* RightNow Technologies Inc.	56,885	980
* Blue Coat Systems, Inc.	39,904	956
* PDF Solutions, Inc.	65,879	952
* InterVoice, Inc.	124,063	950
* MKS Instruments, Inc.	41,273	932
Cohu, Inc.	44,934	906
* Ultratech, Inc.	72,419	904
* NetRatings, Inc.	51,446	901
* LoopNet, Inc.	60,035	899
* Smart Modular Technologies Inc.	65,938	888
* Borland Software Corp.	162,978	887
* Novatel Wireless, Inc.	90,773	878
* Silicon Storage Technology, Inc.	194,446	877
* Cirrus Logic, Inc.	126,928	873
* Veeco Instruments, Inc.	44,646	836
* Forrester Research, Inc.	30,586	829
* Kopin Corp.	218,026	778
* eSPEED, Inc. Class A	89,085	778
* Extreme Networks, Inc.	181,947	762
* Asyst Technologies, Inc.	101,389	741
* Ditech Networks Inc.	104,747	725
* Gateway, Inc.	358,919	721
Syntel, Inc.	26,515	711
* SafeNet, Inc.	29,480	706
Bel Fuse, Inc. Class B	19,810	689
MAXIMUS, Inc.	21,946	675
* FalconStor Software, Inc.	77,342	669
* S1 Corp.	120,763	665
* Advanced Analogic Technologies, Inc.	120,217	648
* ^Multi-Fineline Electronix, Inc.	31,590	641
* Keane, Inc.	52,541	626
* Liquidity Services, Inc.	35,266	607
* Eagle Test Systems, Inc.	40,251	587
* Jupitermedia Corp.	68,857	545
* IXYS Corp.	57,187	509
* JDA Software Group, Inc.	31,316	431
* EPIQ Systems, Inc.	21,896	372
^Renaissance Learning, Inc.	18,575	329
* Ulticom, Inc.	20,949	201
Bel Fuse, Inc. Class A	36	1

		672,396

Materials (4.3%)
* Crown Holdings, Inc.	540,047	11,298
Cabot Corp.	193,484	8,430
* Nalco Holding Co.	391,075	8,001
Scotts Miracle-Gro Co.	150,555	7,776
Eagle Materials, Inc.	160,906	6,956
Florida Rock Industries, Inc.	158,733	6,833
* Hercules, Inc.	346,262	6,686
Chaparral Steel Co.	148,037	6,554
Airgas, Inc.	146,498	5,936
* Coeur d'Alene Mines Corp.	896,842	4,439
Greif Inc. Class A	37,111	4,394
* W.R. Grace & Co.	208,801	4,134
* AK Steel Corp.	230,350	3,893
* Terra Industries, Inc.	300,000	3,594
Steel Dynamics, Inc.	102,572	3,328
* Headwaters Inc.	135,999	3,259
Cleveland-Cliffs Inc.	67,059	3,248
* Hecla Mining Co.	384,531	2,946
MacDermid, Inc.	84,337	2,876
* RTI International Metals, Inc.	36,737	2,874
NewMarket Corp.	44,339	2,618
^Royal Gold, Inc.	64,380	2,316
* Symyx Technologies, Inc.	105,373	2,275
* Brush Engineered Materials Inc.	63,822	2,155
Deltic Timber Corp.	33,850	1,888
* Stillwater Mining Co.	132,158	1,651
* ^Apex Silver Mines Ltd.	89,308	1,419
* Graphic Packaging Corp.	319,690	1,384
* ^Zoltek Cos., Inc.	61,801	1,216
Silgan Holdings, Inc.	27,448	1,206
^American Vanguard Corp.	63,034	1,002
A.M. Castle & Co.	38,171	971
Myers Industries, Inc.	54,961	861

		128,417

Telecommunication Services (2.0%)
* Leap Wireless International, Inc.	161,104	9,581
* SBA Communications Corp.	283,962	7,809
* Time Warner Telecom Inc.	373,074	7,435
* NeuStar, Inc. Class A	211,385	6,857
* Dobson Communications Corp.	486,296	4,236
* Broadwing Corp.	165,203	2,580
* ^Vonage Holdings Corp.	348,560	2,419
* General Communication, Inc.	145,526	2,289
* Cbeyond Inc.	69,411	2,123
Alaska Communications Systems Holdings, Inc.	135,371	2,056
* Cogent Communications Group, Inc.	117,494	1,906
* Cincinnati Bell Inc.	396,863	1,814
* Global Crossing Ltd.	58,489	1,436
* Covad Communications Group, Inc.	901,758	1,244
* IDT Corp. Class B	88,761	1,161
* Syniverse Holdings Inc.	76,658	1,149
* NTELOS Holdings Corp.	46,545	832
* iPCS, Inc.	12,745	706
* ^InPhonic, Inc.	58,211	646
Centennial Communications Corp. Class A	84,718	609
* ^Fibertower Corp.	90,721	533
* IDT Corp.	29,249	396

		59,817

Utilities (0.4%)
ITC Holdings Corp.	88,190	3,519
^Aqua America, Inc.	148,648	3,386
Ormat Technologies Inc.	49,108	1,808
SJW Corp.	44,038	1,707

		10,420

Total Common Stocks
(Cost $2,442,656)		2,958,500

Temporary Cash Investments (4.2%)(1)
Money Market Fund (4.2%)
2 Vanguard Market Liquidity Fund, 5.294%	18,890,741	18,891
2 Vanguard Market Liquidity Fund, 5.294%—Note E	106,145,100	106,145
		125,036

	Face
	Amount
	($000)

U.S. Agency Obligations (0.0%)
3 Federal Home Loan Mortgage Corp.
4 5.198%, 1/3/2007	500	500
4 5.189%, 4/9/2007	1,000	986

		1,486

Total Temporary Cash Investments
(Cost $126,522)		126,522

Total Investments (103.4%)
(Cost $2,569,178)		3,085,022

Other Assets and Liabilities (-3.4%)		(102,817)

Net Assets (100%)		2,982,205

*Non-income-producing security.
^Part of security position is on loan to broker-dealers.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 3.5%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
4 Securities with a value of $1,486,000 have been segregated as initial margin for open futures contracts.
REIT-Real Estate Investment Trust.

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard Index Fund and the Shareholders of Vanguard Total Stock Market Index Fund, Vanguard Extended Market Index Fund, Vanguard Small-Cap Growth Index Fund, Vanguard Small-Cap Index Fund and Vanguard Small-Cap Value Index Fund

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of Vanguard Total Stock Market Index Fund, Vanguard Extended Market Index Fund, Vanguard Small-Cap Growth Index Fund, Vanguard Small-Cap Index Fund and Vanguard Small-Cap Value Index Fund (separate funds of Vanguard Index Fund, the "Funds") as of December 31, 2006, and for the year then ended and have issued our unqualified reports thereon dated February 9, 2007 (which reports and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audits included audits of the Funds' schedules of investments as of December 31, 2006 appearing in Item 6 of this Form N-CSR. These schedules of investments are the responsibility of the Funds' management. Our responsibility is to express an opinion on these schedules of investments based on our audits.

In our opinion, the schedules of investments referred to above, when read in conjunction with the financial statements of the Funds referred to above, present fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP
Philadelphia, PA
February 9, 2007

VANGUARD US STOCK INDEX FUNDS December 31, 2006, Annual
Small-Cap Value Index Fund	Shares	Market Value• ($000)

Common Stocks (99.5%)(1)

Consumer Discretionary (12.9%)
OfficeMax, Inc.	405,646	20,140
Service Corp. International	1,598,487	16,385
Claire's Stores, Inc.	483,985	16,039
Phillips-Van Heusen Corp.	302,076	15,155
Snap-On Inc.	301,663	14,371
* AnnTaylor Stores Corp.	397,909	13,067
Ryland Group, Inc.	238,570	13,031
Dillard's Inc.	350,733	12,265
Barnes & Noble, Inc.	305,028	12,113
* Payless ShoeSource, Inc.	368,338	12,089
Meredith Corp.	200,934	11,323
* Rent-A-Center, Inc.	381,532	11,259
Orient-Express Hotel Ltd.	229,571	10,863
Lear Corp.	367,828	10,862
* Quiksilver, Inc.	668,935	10,536
MDC Holdings, Inc.	184,560	10,529
Beazer Homes USA, Inc.	214,127	10,066
Men's Wearhouse, Inc.	262,795	10,055
Regis Corp.	247,454	9,784
Standard Pacific Corp.	353,222	9,463
Belo Corp. Class A	477,560	8,778
Reader's Digest Association, Inc.	493,471	8,241
Wolverine World Wide, Inc.	288,131	8,218
Borders Group, Inc.	338,896	7,574
* Zale Corp.	263,818	7,442
American Greetings Corp. Class A	289,286	6,905
Bob Evans Farms, Inc.	198,937	6,808
Tupperware Corp.	298,271	6,744
Lee Enterprises, Inc.	214,640	6,667
* Hovnanian Enterprises Inc. Class A	192,907	6,540
ArvinMeritor, Inc.	346,911	6,324
* Scholastic Corp.	176,360	6,321
* TRW Automotive Holdings Corp.	240,986	6,234
Ethan Allen Interiors, Inc.	171,477	6,192
* Meritage Corp.	128,478	6,131
* Hanesbrands Inc.	259,476	6,129
Group 1 Automotive, Inc.	118,103	6,108
Callaway Golf Co.	383,565	5,527
United Auto Group, Inc.	232,118	5,471
* Aztar Corp.	99,746	5,428
* Big Lots Inc.	218,066	4,998
Sonic Automotive, Inc.	165,161	4,796
Entercom Communications Corp.	166,441	4,690
IHOP Corp.	88,676	4,673
Kellwood Co.	140,246	4,561
^ Cooper Tire & Rubber Co.	318,338	4,552
* ^ Cabela's Inc.	187,493	4,524
* Timberland Co.	140,630	4,441
Stage Stores, Inc.	145,623	4,425
American Axle & Manufacturing Holdings, Inc.	226,740	4,306
Media General, Inc. Class A	115,684	4,300
Modine Manufacturing Co.	171,098	4,283
Ameristar Casinos, Inc.	138,759	4,265
* CSK Auto Corp.	239,401	4,106
Oxford Industries, Inc.	82,230	4,083
Furniture Brands International Inc.	250,744	4,070
Domino's Pizza, Inc.	143,491	4,018
Saks Inc.	222,414	3,963
Hearst-Argyle Television Inc.	154,678	3,944
Building Materials Holding Corp.	158,265	3,908
Cato Corp. Class A	168,191	3,853
CBRL Group, Inc.	84,546	3,784
* Helen of Troy Ltd.	155,895	3,782
* ^ WCI Communities, Inc.	182,786	3,506
Asbury Automotive Group, Inc.	146,662	3,455
* K2 Inc.	258,257	3,406
Sally Beauty Co. Inc.	434,454	3,389
^ La-Z-Boy Inc.	281,921	3,346
Stewart Enterprises, Inc. Class A	534,744	3,342
Finish Line, Inc.	231,841	3,311
Kimball International, Inc. Class B	134,627	3,271
Speedway Motorsports, Inc.	83,881	3,221
Talbots Inc.	132,520	3,194
Journal Communications, Inc.	251,843	3,176
* JAKKS Pacific, Inc.	143,154	3,126
* Blockbuster Inc. Class A	583,642	3,087
Oakley, Inc.	150,019	3,009
The Stride Rite Corp.	199,118	3,003
The Marcus Corp.	117,111	2,996
* Jo-Ann Stores, Inc.	121,526	2,990
Blyth, Inc.	143,743	2,983
* Cox Radio, Inc.	182,465	2,974
Landry's Restaurants, Inc.	96,746	2,911
Pier 1 Imports Inc.	477,858	2,843
Movado Group, Inc.	97,080	2,815
UniFirst Corp.	72,620	2,789
* O'Charley's Inc.	126,586	2,694
Sinclair Broadcast Group, Inc.	253,411	2,661
Westwood One, Inc.	376,786	2,660
Tuesday Morning Corp.	169,627	2,638
* Radio One, Inc. Class D	388,150	2,616
M/I Homes, Inc.	68,248	2,606
Bandag, Inc.	51,431	2,594
* MarineMax, Inc.	97,134	2,519
Lithia Motors, Inc.	86,867	2,498
The Buckle, Inc.	47,969	2,439
* Aftermarket Technology Corp.	114,575	2,438
Nautilus Inc.	170,132	2,382
^ Superior Industries International, Inc.	123,521	2,380
Catalina Marketing Corp.	85,756	2,358
Warner Music Group Corp.	101,328	2,325
* ^ Source Interlink Cos., Inc.	282,745	2,307
* The Warnaco Group, Inc.	88,652	2,250
Jackson Hewitt Tax Service Inc.	65,185	2,214
Monaco Coach Corp.	154,104	2,182
* RCN Corp.	70,859	2,136
Courier Corp.	54,012	2,105
Sauer-Danfoss, Inc.	65,101	2,100
Stein Mart, Inc.	154,969	2,055
Churchill Downs, Inc.	46,934	2,006
* Tempur-Pedic International Inc.	95,028	1,944
Citadel Broadcasting Corp.	186,852	1,861
World Wrestling Entertainment, Inc.	113,985	1,858
* Cumulus Media Inc.	176,229	1,831
* Blockbuster Inc. Class B	373,425	1,830
* Fisher Communications, Inc.	40,389	1,786
* ^ Six Flags, Inc.	334,837	1,755
Sun-Times Media Group, Inc.	354,591	1,741
Gray Television, Inc.	230,902	1,693
* Bally Technologies Inc.	89,671	1,675
* Skechers U.S.A., Inc.	49,093	1,635
The Pep Boys (Manny, Moe & Jack)	108,424	1,611
* RC2 Corp.	35,932	1,581
Kenneth Cole Productions, Inc.	65,204	1,564
Skyline Corp.	38,880	1,564
Journal Register Co.	213,898	1,561
* Bluegreen Corp.	116,746	1,498
Haverty Furniture Cos., Inc.	100,512	1,488
CSS Industries, Inc.	40,278	1,425
* Audiovox Corp.	98,753	1,391
* ProQuest Co.	130,460	1,363
Coinmach Service Corp. Class A	107,840	1,283
* Cost Plus, Inc.	120,412	1,240
* FTD Group, Inc.	68,725	1,229
Xerium Technologies Inc.	118,936	1,164
^ Technical Olympic USA, Inc.	113,804	1,157
Arctic Cat, Inc.	65,103	1,145
Levitt Corp. Class A	91,369	1,118
* Core-Mark Holding Co., Inc.	30,267	1,012
* Isle of Capri Casinos, Inc.	37,431	995
* A.C. Moore Arts & Crafts, Inc.	43,279	938
* Spanish Broadcasting System, Inc.	219,932	904
* Leapfrog Enterprises, Inc.	91,712	869
* Palm Harbor Homes, Inc.	56,100	787
* Magna Entertainment Corp. Class A	147,891	667
Bandag, Inc. Class A	12,942	647
Deb Shops, Inc.	23,399	618
* Lin TV Corp.	53,326	531
* Educate, Inc.	54,008	385
* Radio One, Inc.	10,271	69

		662,221

Consumer Staples (2.6%)
Corn Products International, Inc.	401,942	13,883
Del Monte Foods Co.	1,096,853	12,098
* BJ's Wholesale Club, Inc.	364,006	11,324
Universal Corp. (VA)	140,813	6,901
Longs Drug Stores, Inc.	153,832	6,519
Lancaster Colony Corp.	143,251	6,347
* Hain Celestial Group, Inc.	199,825	6,237
Ruddick Corp.	194,788	5,405
* TreeHouse Foods Inc.	170,535	5,321
* Performance Food Group Co.	190,172	5,256
* Ralcorp Holdings, Inc.	72,852	3,707
Chiquita Brands International, Inc.	230,915	3,688
J & J Snack Foods Corp.	75,654	3,132
WD-40 Co.	87,774	3,061
* Elizabeth Arden, Inc.	146,076	2,783
Vector Group Ltd.	155,221	2,755
* Prestige Brands Holdings Inc.	191,157	2,489
Reddy Ice Holdings, Inc.	94,567	2,442
Pilgrim's Pride Corp.	82,662	2,433
Weis Markets, Inc.	58,984	2,366
Lance, Inc.	117,647	2,362
* ^ Spectrum Brands Inc.	209,487	2,283
* Alliance One International, Inc.	303,329	2,142
Premium Standard Farms Inc.	113,353	2,105
Nash-Finch Co.	72,775	1,987
Ingles Markets, Inc.	66,401	1,978
Sanderson Farms, Inc.	64,049	1,940
Tootsie Roll Industries, Inc.	58,752	1,921
The Topps Co., Inc.	203,065	1,807
The Great Atlantic & Pacific Tea Co., Inc.	50,851	1,309
* Playtex Products, Inc.	85,052	1,224
Alico, Inc.	22,135	1,121
Farmer Brothers, Inc.	39,429	842
* Pathmark Stores, Inc.	64,637	721

		131,889

Energy (4.0%)
* Plains Exploration & Production Co.	272,642	12,959
* Kinder Morgan Management, LLC	267,569	12,223
Cabot Oil & Gas Corp.	171,663	10,411
* Universal Compression Holdings, Inc.	165,972	10,309
* Forest Oil Corp.	309,641	10,119
* SEACOR Holdings Inc.	94,913	9,410
* Whiting Petroleum Corp.	201,823	9,405
Tidewater Inc.	189,976	9,187
Overseas Shipholding Group Inc.	162,079	9,125
* Swift Energy Co.	159,806	7,161
* Houston Exploration Co.	130,019	6,732
* USEC Inc.	475,237	6,045
* Oil States International, Inc.	168,014	5,415
OMI Corp.	237,303	5,024
* Stone Energy Corp.	136,614	4,829
* Petrohawk Energy Corp.	410,344	4,719
* Bristow Group, Inc.	121,719	4,393
* Rosetta Resources, Inc.	229,820	4,291
Western Refining, Inc.	168,192	4,282
* Unit Corp.	84,124	4,076
* Gulfmark Offshore, Inc.	99,484	3,722
* Mariner Energy Inc.	189,161	3,708
* Lone Star Technologies, Inc.	76,063	3,682
* Comstock Resources, Inc.	118,185	3,671
* Newpark Resources, Inc.	488,187	3,520
General Maritime Corp.	98,266	3,458
* Hanover Compressor Co.	167,734	3,169
* Parker Drilling Co.	386,481	3,158
* Trico Marine Services, Inc.	80,534	3,085
* Enbridge Energy Management LLC	60,002	2,910
* ^ Cheniere Energy, Inc.	99,898	2,884
* EXCO Resources, Inc.	159,309	2,694
* Horizon Offshore, Inc.	133,068	2,169
* Harvest Natural Resources, Inc.	203,642	2,165
* Encore Acquisition Co.	86,049	2,111
* Pioneer Drilling Co.	135,465	1,799
W&T Offshore, Inc.	58,021	1,782
* Brigham Exploration Co.	236,095	1,726
* The Meridian Resource Corp.	475,214	1,468
* Bronco Drilling Co., Inc.	37,447	644
* ^ SulphCo, Inc.	83,156	393

		204,033

Financials (36.3%)
Reckson Associates Realty Corp. REIT	455,042	20,750
BRE Properties Inc. Class A REIT	281,944	18,332
Mack-Cali Realty Corp. REIT	341,140	17,398
Rayonier Inc. REIT	418,597	17,183
IndyMac Bancorp, Inc.	375,312	16,949
* Conseco, Inc.	828,275	16,549
Cullen/Frost Bankers, Inc.	294,954	16,464
Brandywine Realty Trust REIT	492,157	16,364
Sky Financial Group, Inc.	572,430	16,337
Health Care Inc. REIT	379,193	16,313
Valley National Bancorp	607,395	16,102
Alexandria Real Estate Equities, Inc. REIT	159,057	15,969
New Plan Excel Realty Trust REIT	573,037	15,747
Arthur J. Gallagher & Co.	531,602	15,709
^ Thornburg Mortgage, Inc. REIT	619,206	15,561
Raymond James Financial, Inc.	507,751	15,390
Annaly Mortgage Management Inc. REIT	1,088,104	15,136
Realty Income Corp. REIT	545,916	15,122
Wilmington Trust Corp.	356,526	15,035
Webster Financial Corp.	306,641	14,940
Bank of Hawaii Corp.	276,156	14,899
CBL & Associates Properties, Inc. REIT	335,963	14,564
HRPT Properties Trust REIT	1,148,068	14,179
Kilroy Realty Corp. REIT	177,154	13,818
The Hanover Insurance Group Inc.	278,607	13,596
StanCorp Financial Group, Inc.	297,310	13,394
Nationwide Health Properties, Inc. REIT	438,054	13,238
American Financial Group, Inc.	354,550	12,732
Waddell & Reed Financial, Inc.	463,450	12,680
KKR Financial Corp. REIT	439,923	11,786
First Industrial Realty Trust REIT	244,720	11,475
Endurance Specialty Holdings Ltd.	307,433	11,246
Washington Federal Inc.	477,349	11,232
Colonial Properties Trust REIT	238,459	11,179
Whitney Holdings Corp.	341,362	11,135
Post Properties, Inc. REIT	236,080	10,789
Home Properties, Inc. REIT	181,688	10,769
Montpelier Re Holdings Ltd.	570,897	10,624
FirstMerit Corp.	438,116	10,576
First Midwest Bancorp, Inc.	273,197	10,567
Crescent Real Estate, Inc. REIT	533,285	10,532
BancorpSouth, Inc.	389,567	10,448
The South Financial Group, Inc.	390,453	10,382
Healthcare Realty Trust Inc. REIT	261,706	10,348
Senior Housing Properties Trust REIT	420,602	10,296
* Alleghany Corp.	28,298	10,289
Highwood Properties, Inc. REIT	251,307	10,243
BioMed Realty Trust, Inc. REIT	356,790	10,204
Essex Property Trust, Inc. REIT	78,072	10,091
Platinum Underwriters Holdings, Ltd.	325,823	10,081
Ohio Casualty Corp.	336,056	10,018
LaSalle Hotel Properties REIT	218,361	10,012
Apollo Investment Corp.	445,682	9,983
Washington REIT	245,761	9,830
HCC Insurance Holdings, Inc.	304,293	9,765
Jefferies Group, Inc.	359,031	9,629
Taubman Co. REIT	187,407	9,532
Delphi Financial Group, Inc.	235,133	9,513
The Phoenix Cos., Inc.	590,658	9,386
Reinsurance Group of America, Inc.	167,519	9,331
Potlatch Corp. REIT	211,551	9,270
NewAlliance Bancshares, Inc.	560,355	9,190
American Home Mortgage Investment Corp. REIT	260,144	9,136
Selective Insurance Group	159,450	9,135
Strategic Hotels and Resorts, Inc. REIT	412,061	8,979
Aspen Insurance Holdings Ltd.	338,297	8,918
Umpqua Holdings Corp.	300,414	8,841
IPC Holdings Ltd.	278,488	8,758
Cathay General Bancorp	253,373	8,744
Westamerica Bancorporation	170,678	8,641
First Niagara Financial Group, Inc.	574,712	8,540
Zenith National Insurance Corp.	181,839	8,530
Sunstone Hotel Investors, Inc. REIT	316,854	8,470
Entertainment Properties Trust REIT	144,602	8,451
Trustmark Corp.	256,316	8,384
Downey Financial Corp.	114,108	8,282
Commerce Group, Inc.	277,891	8,267
^ New Century Financial Corp. REIT	261,091	8,248
Pacific Capital Bancorp	245,153	8,232
Maguire Properties, Inc. REIT	205,210	8,208
* ProAssurance Corp.	163,253	8,150
American Financial Realty Trust REIT	707,597	8,095
Lexington Corporate Properties Trust REIT	356,619	7,999
Newcastle Investment Corp. REIT	249,631	7,818
^ Redwood Trust, Inc. REIT	134,364	7,804
Pennsylvania REIT	190,172	7,489
Assured Guaranty Ltd.	279,946	7,447
International Bancshares Corp.	240,821	7,444
United Bankshares, Inc.	192,324	7,433
* Piper Jaffray Cos., Inc.	113,311	7,382
Cousins Properties, Inc. REIT	208,557	7,356
Spirit Finance Corp. REIT	588,342	7,337
First Community Bancorp	140,200	7,328
Greater Bay Bancorp	278,208	7,325
Chittenden Corp.	238,639	7,324
UMB Financial Corp.	198,304	7,240
Mid-America Apartment Communities, Inc. REIT	124,793	7,143
DiamondRock Hospitality Co. REIT	395,362	7,120
Longview Fibre Co. REIT	323,278	7,096
Hancock Holding Co.	133,384	7,048
FelCor Lodging Trust, Inc. REIT	321,745	7,027
Friedman, Billings, Ramsey Group, Inc. REIT	878,290	7,026
National Retail Properties REIT	301,648	6,923
EastGroup Properties, Inc. REIT	128,237	6,868
MAF Bancorp, Inc.	153,161	6,845
Susquehanna Bancshares, Inc.	254,545	6,842
* Knight Capital Group, Inc. Class A	353,947	6,785
Tanger Factory Outlet Centers, Inc. REIT	169,365	6,619
Inland Real Estate Corp. REIT	351,152	6,574
Frontier Financial Corp.	222,566	6,506
Citizens Banking Corp.	245,020	6,493
R.L.I. Corp.	114,799	6,477
MCG Capital Corp.	313,564	6,372
Provident Bankshares Corp.	178,903	6,369
Sovran Self Storage, Inc. REIT	110,014	6,302
Old National Bancorp	326,568	6,179
Glacier Bancorp, Inc.	252,508	6,171
* ^ First Federal Financial Corp.	90,779	6,079
* Argonaut Group, Inc.	173,823	6,059
MB Financial, Inc.	159,979	6,017
Park National Corp.	60,661	6,005
Digital Realty Trust, Inc. REIT	173,375	5,935
Extra Space Storage Inc. REIT	324,607	5,927
First Republic Bank	151,381	5,916
Equity One, Inc. REIT	221,637	5,909
Trustreet Properties, Inc. REIT	350,399	5,904
Fremont General Corp.	361,577	5,861
Provident Financial Services Inc.	322,716	5,851
Franklin Street Properties Corp. REIT	277,500	5,841
LandAmerica Financial Group, Inc.	92,379	5,830
First Citizens BancShares Class A	28,761	5,828
Central Pacific Financial Co.	149,860	5,809
^ Odyssey Re Holdings Corp.	155,599	5,804
Alabama National BanCorporation	84,078	5,779
F.N.B. Corp.	312,520	5,710
Omega Healthcare Investors, Inc. REIT	321,580	5,698
Max Re Capital Ltd.	226,861	5,631
Mills Corp. REIT	278,428	5,569
Corporate Office Properties Trust, Inc. REIT	110,088	5,556
U-Store-It Trust REIT	265,596	5,458
Ares Capital Corp.	282,977	5,408
Glimcher Realty Trust REIT	200,921	5,367
Infinity Property & Casualty Corp.	110,689	5,356
National Financial Partners Corp.	121,079	5,324
NorthStar Realty Finance Corp. REIT	320,586	5,312
RAIT Financial Trust REIT	153,613	5,297
Republic Bancorp, Inc.	386,949	5,208
BankUnited Financial Corp.	177,734	4,969
Prosperity Bancshares, Inc.	143,070	4,937
First Commonwealth Financial Corp.	362,328	4,866
Hanmi Financial Corp.	213,826	4,818
Equity Inns, Inc. REIT	299,061	4,773
Highland Hospitality Corp. REIT	334,241	4,763
Horace Mann Educators Corp.	234,809	4,743
^ Novastar Financial, Inc. REIT	177,590	4,733
Capitol Federal Financial	121,394	4,664
Sterling Bancshares, Inc.	356,195	4,638
TrustCo Bank NY	409,763	4,557
CVB Financial Corp.	313,519	4,533
National Penn Bancshares Inc.	223,098	4,518
Brookline Bancorp, Inc.	336,277	4,429
Ashford Hospitality Trust REIT	355,599	4,427
Parkway Properties Inc. REIT	84,626	4,317
National Health Investors REIT	129,079	4,260
NBT Bancorp, Inc.	166,676	4,252
First Charter Corp.	170,249	4,188
Amcore Financial, Inc.	127,675	4,171
PFF Bancorp, Inc.	120,804	4,169
Financial Federal Corp.	141,440	4,160
Mid-State Bancshares	114,271	4,158
* USI Holdings Corp.	269,633	4,142
S & T Bancorp, Inc.	118,885	4,122
Stewart Information Services Corp.	93,830	4,068
Chemical Financial Corp.	122,053	4,064
Deerfield Triarc Capital Corp. REIT	240,061	4,064
United Fire & Casualty Co.	113,292	3,994
Anthracite Capital Inc. REIT	311,864	3,970
^ Corus Bankshares Inc.	167,991	3,876
First Potomac REIT	131,530	3,829
Innkeepers USA Trust REIT	246,669	3,823
Bank Mutual Corp.	313,180	3,793
First BanCorp Puerto Rico	397,571	3,789
W Holding Co., Inc.	628,794	3,748
Cedar Shopping Centers, Inc. REIT	235,106	3,741
Alfa Corp.	198,143	3,727
City Holding Co.	91,037	3,723
Impac Mortgage Holdings, Inc. REIT	416,133	3,662
BankAtlantic Bancorp, Inc. Class A	263,080	3,633
Westbanco Inc.	107,181	3,594
* Triad Guaranty, Inc.	65,115	3,573
First Financial Bankshares, Inc.	85,264	3,569
American Equity Investment Life Holding Co.	273,784	3,567
Community Bank System, Inc.	154,956	3,564
Acadia Realty Trust REIT	138,829	3,474
American Campus Communities, Inc. REIT	121,068	3,447
Ramco-Gershenson Properties Trust REIT	90,357	3,446
Capitol Bancorp Ltd.	74,124	3,425
Community Banks, Inc.	121,787	3,381
Medical Properties Trust Inc. REIT	219,381	3,357
MFA Mortgage Investments, Inc. REIT	432,945	3,329
Safety Insurance Group, Inc.	65,603	3,327
Provident New York Bancorp, Inc.	221,314	3,315
* Navigators Group, Inc.	68,358	3,293
Gramercy Capital Corp. REIT	106,604	3,293
* Accredited Home Lenders Holding Co.	119,254	3,253
Advanta Corp. Class B	72,576	3,167
Saul Centers, Inc. REIT	56,448	3,115
SWS Group, Inc.	87,179	3,112
Flagstar Bancorp, Inc.	208,249	3,090
Capital Trust Class A REIT	61,799	3,086
Sandy Spring Bancorp, Inc.	80,796	3,085
Columbia Banking System, Inc.	87,640	3,078
* Centennial Bank Holdings Inc.	320,612	3,033
Sterling Financial Corp. (PA)	127,369	3,015
Northwest Bancorp, Inc.	109,544	3,008
LTC Properties, Inc. REIT	108,386	2,960
* ^ LaBranche & Co. Inc.	298,752	2,937
Anchor Bancorp Wisconsin Inc.	101,817	2,934
Getty Realty Holding Corp. REIT	94,585	2,923
Community Trust Bancorp Inc.	70,224	2,916
First Financial Bancorp	173,368	2,880
Sun Communities, Inc. REIT	88,818	2,874
* United America Indemnity, Ltd.	112,239	2,843
Arbor Realty Trust, Inc. REIT	94,278	2,837
IBERIABANK Corp.	47,559	2,808
National Western Life Insurance Co. Class A	12,175	2,802
West Coast Bancorp	80,507	2,789
JER Investors Trust Inc. REIT	133,603	2,762
Independent Bank Corp. (MA)	76,143	2,743
Harleysville National Corp.	141,879	2,740
FBL Financial Group, Inc. Class A	69,841	2,729
State Auto Financial Corp.	78,369	2,722
Independent Bank Corp. (MI)	106,423	2,691
TierOne Corp.	84,349	2,666
Harleysville Group, Inc.	76,484	2,663
Midland Co.	62,602	2,626
Partners Trust Financial Group, Inc.	221,077	2,573
First Financial Holdings, Inc.	65,505	2,566
Sterling Financial Corp.	75,537	2,554
Investors Real Estate Trust REIT	245,433	2,518
* Investors Bancorp, Inc.	158,705	2,496
21st Century Insurance Group	141,378	2,495
City Bank Lynnwood (WA)	69,324	2,482
Presidential Life Corp.	112,558	2,471
Placer Sierra Bancshares	103,818	2,468
Banner Corp.	55,565	2,464
First Merchants Corp.	89,701	2,439
Irwin Financial Corp.	105,578	2,389
Luminent Mortgage Capital, Inc. REIT	246,030	2,389
Universal Health Realty Income REIT	61,120	2,382
Integra Bank Corp.	86,538	2,382
Resource America, Inc.	89,964	2,375
Anworth Mortgage Asset Corp. REIT	247,763	2,356
Advance America, Cash Advance Centers, Inc.	160,008	2,344
Renasant Corp.	76,212	2,334
Capital City Bank Group, Inc.	65,764	2,321
* Universal American Financial Corp.	124,444	2,320
Interchange Financial Services Corp.	100,396	2,308
GMH Communities Trust REIT	226,923	2,303
KNBT Bancorp Inc.	136,155	2,278
BankFinancial Corp.	126,857	2,259
Midwest Banc Holdings, Inc.	94,829	2,252
MortgageIT Holdings Inc. REIT	150,890	2,226
First Source Corp.	67,649	2,174
PS Business Parks, Inc. REIT	30,480	2,155
Capital Lease Funding, Inc. REIT	185,163	2,148
Education Realty Trust, Inc. REIT	144,772	2,138
Suffolk Bancorp	55,974	2,134
Dime Community Bancshares	150,276	2,105
Union Bankshares Corp.	68,730	2,102
WSFS Financial Corp.	30,863	2,066
^ W.P. Stewart & Co., Ltd.	129,745	2,055
* CNA Surety Corp.	95,349	2,050
First Community Bancshares, Inc.	51,779	2,048
Washington Trust Bancorp, Inc.	73,321	2,045
Advanta Corp. Class A	50,376	2,005
Omega Financial Corp.	61,676	1,969
Univest Corp. of Pennsylvania	63,516	1,936
Old Second Bancorp, Inc.	65,966	1,933
First Financial Corp. (IN)	54,465	1,931
Seacoast Banking Corp. of Florida	77,619	1,925
Kearny Financial Corp.	119,092	1,913
Urstadt Biddle Properties Class A REIT	100,179	1,912
Sterling Bancorp	97,038	1,912
First Place Financial Corp.	80,687	1,895
TriCo Bancshares	69,177	1,882
Capital Southwest Corp.	14,805	1,869
BancFirst Corp.	34,304	1,852
First Indiana Corp.	72,905	1,849
Simmons First National Corp.	58,094	1,833
* PXRE Group Ltd.	395,402	1,823
^ Heartland Financial USA, Inc.	63,095	1,820
Yardville National Bancorp	48,096	1,814
United Community Financial Corp.	143,646	1,758
First Busey Corp.	76,183	1,756
Direct General Corp.	83,405	1,721
U.S.B. Holding Co., Inc.	71,287	1,718
Tompkins Trustco, Inc.	37,493	1,704
Flushing Financial Corp.	97,889	1,671
* ^ CompuCredit Corp.	40,345	1,606
Gamco Investors Inc. Class A	40,825	1,570
Oriental Financial Group Inc.	120,618	1,562
Bristol West Holdings, Inc.	97,422	1,542
Center Financial Corp.	63,142	1,514
* PICO Holdings, Inc.	42,272	1,470
^ Doral Financial Corp.	500,921	1,438
Great Southern Bancorp, Inc.	48,422	1,429
Donegal Group Inc.	63,957	1,253
Lakeland Bancorp, Inc.	84,052	1,252
Taylor Capital Group, Inc.	33,305	1,219
Republic Bancorp, Inc. Class A	47,163	1,183
* Franklin Bank Corp.	57,484	1,181
R & G Financial Corp. Class B	153,599	1,175
NetBank, Inc.	253,225	1,175
Municipal Mortgage & Equity, L.L.C	35,082	1,130
Fieldstone Investment Corp. REIT	256,092	1,122
HomeBanc Corp. REIT	264,113	1,117
Charter Financial Corp.	21,580	1,112
* Affordable Residential Communities	95,280	1,110
Baldwin & Lyons, Inc. Class B	41,170	1,051
* Nelnet, Inc.	34,505	944
Clifton Savings Bancorp, Inc.	73,071	891
* Primus Guaranty, Ltd.	69,142	799
Scottish Re Group Ltd.	143,029	764
* First Acceptance Corp.	46,257	496
* United PanAm Financial Corp.	29,124	401
Crawford & Co. Class B	54,458	398
* Wauwatosa Holdings, Inc.	22,063	393
* Encore Capital Group, Inc.	24,592	310
Urstadt Biddle Properties REIT	16,192	284
* Affordable Residential Communities Rights Exp. 1/23/07	94,743	84

		1,866,961

Health Care (2.9%)
PerkinElmer, Inc.	686,642	15,264
* AMERIGROUP Corp.	284,544	10,212
* LifePoint Hospitals, Inc.	282,175	9,509
West Pharmaceutical Services, Inc.	177,330	9,085
STERIS Corp.	354,064	8,912
Perrigo Co.	430,188	7,442
* Advanced Medical Optics, Inc.	210,612	7,414
Owens & Minor, Inc. Holding Co.	219,603	6,867
Alpharma, Inc. Class A	234,529	5,652
* Viasys Healthcare Inc.	177,622	4,941
* Kindred Healthcare, Inc.	174,479	4,406
Analogic Corp.	76,191	4,277
* Bio-Rad Laboratories, Inc. Class A	49,962	4,123
Invacare Corp.	159,724	3,921
* Varian, Inc.	84,615	3,790
* Cross Country Healthcare, Inc.	166,660	3,637
* CONMED Corp.	152,358	3,523
* Alexion Pharmaceuticals, Inc.	65,329	2,639
Landauer, Inc.	49,796	2,613
Datascope Corp.	70,772	2,579
* Myriad Genetics, Inc.	75,435	2,361
Cambrex Corp.	95,208	2,163
* Pharmanet Development Group, Inc.	96,159	2,122
* Arena Pharmaceuticals, Inc.	145,240	1,875
Option Care, Inc.	130,601	1,861
* Genesis Healthcare Corp.	37,315	1,762
* Isis Pharmaceuticals, Inc.	134,138	1,492
Vital Signs, Inc.	28,079	1,402
* Albany Molecular Research, Inc.	124,538	1,315
* Odyssey Healthcare, Inc.	93,699	1,242
* ^ MannKind Corp.	73,789	1,217
* Symbion, Inc.	65,065	1,204
* Nabi Biopharmaceuticals	164,741	1,117
* ^ Geron Corp.	126,432	1,110
* Progenics Pharmaceuticals, Inc.	42,085	1,083
* Enzo Biochem, Inc.	74,804	1,067
* Merge Technologies, Inc.	158,752	1,041
* Northstar Neuroscience, Inc.	69,350	997
* Zymogenetics, Inc.	63,992	996
* Molecular Devices Corp.	43,297	912
* ^ Dendreon Corp.	196,168	818
* Rigel Pharmaceuticals, Inc.	45,644	542

		150,505

Industrials (14.4%)
Harsco Corp.	229,796	17,487
Ryder System, Inc.	338,966	17,308
* AGCO Corp.	497,674	15,398
* Shaw Group, Inc.	439,631	14,728
Laidlaw International Inc.	448,940	13,661
Adesa, Inc.	491,567	13,641
Carlisle Co., Inc.	168,508	13,228
Teleflex Inc.	196,987	12,717
Acuity Brands, Inc.	239,318	12,454
Kennametal, Inc.	211,356	12,438
* URS Corp.	283,982	12,169
GATX Corp.	280,113	12,137
The Timken Co.	411,334	12,003
Lincoln Electric Holdings, Inc.	197,972	11,961
* YRC Worldwide, Inc.	314,643	11,871
Avis Budget Group, Inc.	547,046	11,865
IKON Office Solutions, Inc.	708,466	11,598
DRS Technologies, Inc.	219,403	11,558
Con-way, Inc.	262,381	11,555
The Brink's Co.	168,318	10,759
* United Rentals, Inc.	396,891	10,093
Lennox International Inc.	329,284	10,079
Alexander & Baldwin, Inc.	223,504	9,910
Crane Co.	267,222	9,791
Brady Corp. Class A	256,674	9,569
Belden CDT Inc.	237,352	9,278
Granite Construction Co.	183,245	9,221
Skywest, Inc.	331,505	8,457
* PHH Corp.	291,575	8,418
Regal-Beloit Corp.	160,273	8,416
Curtiss-Wright Corp.	215,971	8,008
* United Stationers, Inc.	167,505	7,821
Nordson Corp.	156,375	7,792
Briggs & Stratton Corp.	280,416	7,557
* Moog Inc.	194,970	7,446
* Quanta Services, Inc.	375,641	7,389
John H. Harland Co.	143,340	7,196
Deluxe Corp.	280,710	7,074
* Continental Airlines, Inc. Class B	171,390	7,070
UAP Holding Corp.	278,425	7,011
* Mueller Water Products, Inc.	469,255	6,992
Watts Water Technologies, Inc.	166,189	6,832
Woodward Governor Co.	168,219	6,680
* Swift Transportation Co., Inc.	245,243	6,443
Mueller Industries Inc.	201,851	6,399
* Washington Group International, Inc.	103,007	6,159
* Dollar Thrifty Automotive Group, Inc.	133,254	6,078
Steelcase Inc.	323,008	5,866
Walter Industries, Inc.	214,581	5,804
Applied Industrial Technology, Inc.	217,123	5,713
* Esterline Technologies Corp.	139,039	5,594
* Alaska Air Group, Inc.	141,581	5,592
* Flowserve Corp.	108,104	5,456
Macquarie Infrastructure Company Trust	145,832	5,174
Werner Enterprises, Inc.	295,367	5,163
ABM Industries Inc.	226,303	5,139
Baldor Electric Co.	149,639	5,001
Banta Corp.	131,817	4,798
CLARCOR Inc.	141,911	4,798
Arkansas Best Corp.	130,726	4,706
* School Specialty, Inc.	124,340	4,662
Albany International Corp.	141,311	4,651
Triumph Group, Inc.	88,288	4,629
Barnes Group, Inc.	212,496	4,622
Viad Corp.	112,382	4,563
ElkCorp	106,293	4,368
^ Simpson Manufacturing Co.	136,761	4,328
Universal Forest Products, Inc.	92,659	4,320
G & K Services, Inc. Class A	110,314	4,290
NACCO Industries, Inc. Class A	30,905	4,222
Federal Signal Corp.	262,717	4,214
Watson Wyatt & Co. Holdings	92,706	4,186
A.O. Smith Corp.	109,781	4,123
* Consolidated Graphics, Inc.	66,079	3,903
* EnPro Industries, Inc.	115,619	3,840
* NCI Building Systems, Inc.	73,074	3,782
McGrath RentCorp	116,375	3,565
* Griffon Corp.	138,021	3,520
Ameron International Corp.	45,781	3,496
* RailAmerica, Inc.	213,959	3,440
* EMCOR Group, Inc.	60,356	3,431
Tredegar Corp.	148,387	3,355
* Sequa Corp. Class A	28,310	3,257
Watsco, Inc.	65,833	3,105
Kelly Services, Inc. Class A	106,672	3,087
* FTI Consulting, Inc.	109,909	3,065
CIRCOR International, Inc.	83,067	3,056
Apogee Enterprises, Inc.	154,279	2,979
Robbins & Myers, Inc.	64,711	2,972
* Interline Brands, Inc.	132,125	2,969
Cascade Corp.	54,858	2,902
* Republic Airways Holdings Inc.	172,604	2,896
Eagle Bulk Shipping Inc.	156,810	2,719
Kaman Corp. Class A	118,245	2,648
Bowne & Co., Inc.	162,951	2,597
Wabash National Corp.	170,193	2,570
Tennant Co.	86,347	2,504
* Insituform Technologies Inc. Class A	96,651	2,499
* GrafTech International Ltd.	358,502	2,481
TAL International Group, Inc.	90,035	2,403
^ Mueller Water Products, Inc. Class A	157,421	2,341
* Volt Information Sciences Inc.	46,555	2,338
Knoll, Inc.	106,213	2,337
* Spherion Corp.	308,487	2,292
* Commercial Vehicle Group Inc.	103,936	2,266
* Infrasource Services Inc.	103,778	2,259
Ennis, Inc.	90,628	2,217
* ABX Air, Inc.	318,174	2,205
EDO Corp.	88,873	2,110
* CBIZ Inc.	299,300	2,086
* ExpressJet Holdings, Inc.	251,448	2,037
* Tetra Tech, Inc.	110,162	1,993
Genco Shipping and Trading Ltd.	69,377	1,938
Cubic Corp.	87,525	1,899
* EnerSys	114,686	1,835
CDI Corp.	70,969	1,767
Standex International Corp.	57,311	1,727
Bluelinx Holdings Inc.	159,751	1,661
* Atlas Air Worldwide Holdings, Inc.	37,140	1,653
Central Parking Corp.	87,624	1,577
* ^ Frontier Airlines Holdings, Inc.	199,718	1,478
Schawk, Inc.	72,109	1,409
Horizon Lines Inc.	51,333	1,384
Lawson Products, Inc.	30,130	1,383
* Tecumseh Products Co. Class A	79,177	1,338
^ HEICO Corp.	32,314	1,255
* Amerco, Inc.	14,206	1,236
HEICO Corp. Class A	29,016	945
* Sirva Inc.	262,598	914
* ^ FuelCell Energy, Inc.	130,612	844
* PGT, Inc.	63,397	802
* Builders FirstSource, Inc.	42,129	751
The Standard Register Co.	52,850	634
* Rush Enterprises, Inc. Class A	32,584	551
* Rush Enterprises, Inc. Class B	18,598	293
* Tecumseh Products Co. Class B	7,786	129

		738,622

Information Technology (8.7%)
* Avnet, Inc.	721,549	18,421
* Convergys Corp.	758,942	18,048
* Integrated Device Technology Inc.	1,091,163	16,891
* Synopsys, Inc.	499,109	13,341
Tektronix, Inc.	454,561	13,260
* Vishay Intertechnology, Inc.	930,037	12,593
* Tech Data Corp.	303,921	11,509
* Fairchild Semiconductor International, Inc.	670,074	11,264
* Sanmina-SCI Corp.	2,914,173	10,054
* Anixter International Inc.	181,988	9,882
* Unisys Corp.	1,222,513	9,585
* ADC Telecommunications, Inc.	641,353	9,319
* Emulex Corp.	461,545	9,005
* Andrew Corp.	873,606	8,937
Imation Corp.	189,945	8,819
* Benchmark Electronics, Inc.	352,672	8,591
* BISYS Group, Inc.	658,985	8,508
* Electronics for Imaging, Inc.	310,317	8,248
* MPS Group, Inc.	566,876	8,038
* BearingPoint, Inc.	990,351	7,794
* Arris Group Inc.	586,393	7,336
* Entegris Inc.	611,378	6,615
* Brocade Communications Systems, Inc.	737,968	6,059
* Sybase, Inc.	244,360	6,036
* Applied Micro Circuits Corp.	1,613,698	5,745
* Brooks Automation, Inc.	391,104	5,632
* Parametric Technology Corp.	304,773	5,492
* Conexant Systems, Inc.	2,636,002	5,377
* Lawson Software, Inc.	712,106	5,262
Technitrol, Inc.	210,801	5,036
United Online, Inc.	354,715	4,711
* Paxar Corp.	202,359	4,666
* Ciena Corp.	161,535	4,476
* McDATA Corp. Class A	781,581	4,338
* CSG Systems International, Inc.	161,952	4,329
* Checkpoint Systems, Inc.	214,274	4,328
Black Box Corp.	96,599	4,056
* Novell, Inc.	648,091	4,018
* Mentor Graphics Corp.	222,177	4,006
* Sycamore Networks, Inc.	1,065,169	4,005
* Zoran Corp.	267,781	3,904
* Powerwave Technologies, Inc.	604,670	3,900
* Palm, Inc.	255,405	3,599
* Photronics Inc.	215,140	3,515
* KEMET Corp.	476,969	3,482
* TriQuint Semiconductor, Inc.	759,391	3,417
* Spansion Inc. Class A	229,093	3,404
* Hutchinson Technology, Inc.	140,439	3,310
* Interwoven Inc.	222,091	3,258
* Axcelis Technologies, Inc.	553,366	3,226
* CMGI Inc.	2,401,033	3,217
* Electro Scientific Industries, Inc.	158,939	3,201
* Ariba, Inc.	411,233	3,183
* Progress Software Corp.	112,229	3,135
* 3Com Corp.	753,416	3,097
* Standard Microsystem Corp.	108,715	3,042
* MKS Instruments, Inc.	129,652	2,928
CTS Corp.	186,289	2,925
* ON Semiconductor Corp.	372,423	2,819
Agilysys, Inc.	168,046	2,813
* Vignette Corp.	164,267	2,804
Park Electrochemical Corp.	104,810	2,688
* Mastec Inc.	230,747	2,663
* Actel Corp.	142,180	2,582
Inter-Tel, Inc.	109,024	2,416
* Credence Systems Corp.	464,138	2,414
* Quantum Corp.	1,031,594	2,393
* Dycom Industries, Inc.	109,982	2,323
* SafeNet, Inc.	92,391	2,212
Methode Electronics, Inc. Class A	203,622	2,205
MAXIMUS, Inc.	69,238	2,131
* Rudolph Technologies, Inc.	133,775	2,130
* Komag, Inc.	56,022	2,122
* Ciber, Inc.	303,670	2,059
* Genesis Microchip Inc.	197,183	1,999
* Keane, Inc.	165,470	1,971
* Littelfuse, Inc.	60,943	1,943
* Secure Computing Corp.	280,437	1,840
* SYNNEX Corp.	73,247	1,607
* Mercury Computer Systems, Inc.	117,470	1,569
* Newport Corp.	74,046	1,551
* Cirrus Logic, Inc.	215,005	1,479
* Veeco Instruments, Inc.	75,452	1,413
* JDA Software Group, Inc.	98,420	1,355
* Extreme Networks, Inc.	309,156	1,295
* Gateway, Inc.	608,467	1,223
* Adaptec, Inc.	221,568	1,033
Cohu, Inc.	41,022	827
* Borland Software Corp.	149,083	811
* Silicon Storage Technology, Inc.	177,499	801
* Forrester Research, Inc.	27,984	759
Bel Fuse, Inc. Class B	19,451	677
* Asyst Technologies, Inc.	92,508	676
* EPIQ Systems, Inc.	37,083	629
* Loral Space and Communications Ltd.	13,469	548
* IXYS Corp.	52,294	465
* Ulticom, Inc.	36,527	350
* McDATA Corp. Class B	63,452	350
^ Renaissance Learning, Inc.	16,900	300
Bel Fuse, Inc. Class A	4,309	130

		449,748

Materials (7.7%)
Celanese Corp. Series A	737,240	19,080
Lubrizol Corp.	374,194	18,758
Commercial Metals Co.	622,404	16,058
Albemarle Corp.	220,341	15,820
FMC Corp.	202,934	15,535
Valspar Corp.	529,588	14,638
Carpenter Technology Corp.	132,456	13,579
RPM International, Inc.	649,730	13,573
Reliance Steel & Aluminum Co.	330,137	13,001
Louisiana-Pacific Corp.	575,451	12,389
Cytec Industries, Inc.	219,121	12,383
* Oregon Steel Mills, Inc.	195,602	12,208
AptarGroup Inc.	190,686	11,258
Steel Dynamics, Inc.	323,289	10,491
Packaging Corp. of America	455,618	10,069
Texas Industries, Inc.	130,945	8,411
H.B. Fuller Co.	321,214	8,294
* OM Group, Inc.	160,296	7,258
Quanex Corp.	202,040	6,989
Worthington Industries, Inc.	387,977	6,875
Bowater Inc.	305,364	6,871
Olin Corp.	396,748	6,554
Minerals Technologies, Inc.	107,223	6,304
CF Industries Holdings, Inc.	240,434	6,165
Sensient Technologies Corp.	240,646	5,920
* Century Aluminum Co.	123,972	5,535
Compass Minerals International	174,850	5,518
Cleveland-Cliffs Inc.	113,899	5,517
Airgas, Inc.	133,998	5,430
Metal Management, Inc.	139,515	5,281
Schnitzer Steel Industries, Inc. Class A	124,475	4,942
Rock-Tenn Co.	180,970	4,906
* RTI International Metals, Inc.	62,429	4,883
Ferro Corp.	232,907	4,819
Spartech Corp.	175,332	4,597
Arch Chemicals, Inc.	131,962	4,396
Silgan Holdings, Inc.	86,414	3,795
Wausau Paper Corp.	251,521	3,770
* PolyOne Corp.	481,186	3,609
Ryerson Tull, Inc.	143,062	3,589
* Rockwood Holdings, Inc.	141,112	3,564
* AK Steel Corp.	210,083	3,550
Georgia Gulf Corp.	177,671	3,431
AMCOL International Corp.	122,957	3,411
Glatfelter	220,048	3,411
Westlake Chemical Corp.	106,835	3,352
Gibraltar Industries Inc.	138,607	3,259
A. Schulman Inc.	141,771	3,154
Neenah Paper Inc.	80,712	2,851
* ^ Apex Silver Mines Ltd.	151,594	2,409
* Buckeye Technology, Inc.	186,239	2,231
Schweitzer-Mauduit International, Inc.	80,116	2,087
Tronox Inc. Class B	121,115	1,912
Chesapeake Corp. of Virginia	102,773	1,749
Tronox Inc.	100,279	1,603
* Caraustar Industries, Inc.	153,198	1,239
Koppers Holdings, Inc.	39,297	1,024
Myers Industries, Inc.	50,148	785
NL Industries, Inc.	52,950	548

		394,638

Telecommunication Services (0.6%)
Commonwealth Telephone Enterprises, Inc.	115,098	4,818
* Premiere Global Services, Inc.	366,644	3,461
USA Mobility, Inc.	141,958	3,176
* Cincinnati Bell Inc.	674,281	3,081
FairPoint Communications, Inc.	153,017	2,900
Consolidated Communications Holdings, Inc.	113,632	2,375
Iowa Telecommunications Services Inc.	120,484	2,375
* Broadwing Corp.	150,929	2,358
Surewest Communications	79,800	2,198
North Pittsburgh Systems, Inc.	73,677	1,779
* IDT Corp. Class B	81,330	1,064
* IDT Corp.	26,558	359

		29,944

Utilities (9.4%)
Northeast Utilities	840,626	23,672
* Sierra Pacific Resources	1,207,506	20,322
* CMS Energy Corp.	1,211,161	20,226
OGE Energy Corp.	497,277	19,891
Energen Corp.	376,449	17,671
National Fuel Gas Co.	433,269	16,698
AGL Resources Inc.	425,905	16,572
Puget Energy, Inc.	635,441	16,115
* Dynegy, Inc.	2,190,717	15,861
UGI Corp. Holding Co.	576,223	15,719
Atmos Energy Corp.	476,762	15,213
Southern Union Co.	520,778	14,556
Great Plains Energy, Inc.	438,784	13,953
PNM Resources Inc.	414,959	12,905
WPS Resources Corp.	235,912	12,746
Westar Energy, Inc.	477,091	12,385
Hawaiian Electric Industries Inc.	444,663	12,073
Vectren Corp.	416,966	11,792
Nicor Inc.	243,741	11,407
^ Piedmont Natural Gas, Inc.	411,706	11,013
^ Aqua America, Inc.	469,060	10,685
* Aquila, Inc.	2,046,504	9,619
Peoples Energy Corp.	210,131	9,366
IDACORP, Inc.	233,848	9,038
WGL Holdings Inc.	266,970	8,698
Southwest Gas Corp.	223,167	8,563
Duquesne Light Holdings, Inc.	429,281	8,521
Cleco Corp.	313,588	7,912
New Jersey Resources Corp.	153,442	7,454
Avista Corp.	284,296	7,196
UniSource Energy Corp.	192,063	7,016
NorthWestern Corp.	193,848	6,858
Black Hills Corp.	181,561	6,707
ALLETE, Inc.	140,804	6,553
* El Paso Electric Co.	264,668	6,450
Northwest Natural Gas Co.	150,557	6,390
UIL Holdings Corp.	127,978	5,399
South Jersey Industries, Inc.	159,695	5,335
Otter Tail Corp.	152,897	4,764
CH Energy Group, Inc.	86,199	4,551
California Water Service Group	105,922	4,279
Portland General Electric Co.	153,729	4,189
MGE Energy, Inc.	112,363	4,110
Empire District Electric Co.	164,288	4,056
The Laclede Group, Inc.	110,828	3,882
American States Water Co.	92,797	3,584

		481,965

Total Common Stocks
(Cost $4,189,658)		5,110,526

Temporary Cash Investments (2.3%)(1)
Money Market Fund (2.2%)

2 Vanguard Market Liquidity Fund, 5.294%	19,663,673	19,664
2 Vanguard Market Liquidity Fund, 5.294%—Note E	91,553,500	91,554

		111,218

	Face
	Amount
	($000)
U.S. Agency and Government Obligations (0.1%)

3 Federal Home Loan Mortgage Corp.
4 5.189%, 2/27/2007	1,000	992
3 Federal National Mortgage Assn
4 5.215%, 4/9/2007	2,000	1,973

		2,965

Total Temporary Cash Investments
(Cost $114,183)		114,183

Total Investments (101.8%)
(Cost $4,303,841)		5,224,709

Other Assets and Liabilities (-1.8%)		(90,385)

Net Assets (100%)		5,134,324

*Non-income-producing security.
^Part of security position is on loan to broker-dealers.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.8%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
4 Securities with a value of $2,965,000 have been segregated as initial margin for open futures contracts.
REIT-Real Estate Investment Trust.

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard Index Fund and the Shareholders of Vanguard Total Stock Market Index Fund, Vanguard Extended Market Index Fund, Vanguard Small-Cap Growth Index Fund, Vanguard Small-Cap Index Fund and Vanguard Small-Cap Value Index Fund

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of Vanguard Total Stock Market Index Fund, Vanguard Extended Market Index Fund, Vanguard Small-Cap Growth Index Fund, Vanguard Small-Cap Index Fund and Vanguard Small-Cap Value Index Fund (separate funds of Vanguard Index Fund, the "Funds") as of December 31, 2006, and for the year then ended and have issued our unqualified reports thereon dated February 9, 2007 (which reports and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audits included audits of the Funds' schedules of investments as of December 31, 2006 appearing in Item 6 of this Form N-CSR. These schedules of investments are the responsibility of the Funds' management. Our responsibility is to express an opinion on these schedules of investments based on our audits.

In our opinion, the schedules of investments referred to above, when read in conjunction with the financial statements of the Funds referred to above, present fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP
Philadelphia, PA
February 9, 2007

Vanguard® U.S. Stock Index Funds
Mid-Capitalization Portfolios

> Annual Report

December 31, 2006

Vanguard Extended Market Index Fund

Vanguard Mid-Cap Index Funds

Vanguard Mid-Cap Growth Index Funds

Vanguard Mid-Cap Value Index Funds

>	Vanguard Extended Market Index Fund and Vanguard Mid-Cap Index Fund
returned 14.3% and 13.6%, respectively, for the funds’ Investor Shares.

>	Over the long term, the funds have efficiently captured market performance for their investors.

>	Two new mid-capitalization funds, for value and growth, are off to strong starts.

Contents

Your Fund’s Total Returns	1
Chairman’s Letter	4
Extended Market Index Fund	11
Mid-Cap Index Fund	29
Mid-Cap Growth Index Fund	47
Mid-Cap Value Index Fund	60
Your Fund’s After-Tax Returns	75
About Your Fund’s Expenses	76
Glossary	78

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2006
Total
Returns
Vanguard Extended Market Index Fund
Investor Shares	14.3%
Admiral™ Shares[1]	14.4
Signal™ Shares[2]	9.3
Institutional Shares[3]	14.5
ETF Shares[4]
Market Price	14.5
Net Asset Value	14.5
S&P Completion Index	14.3
Average Mid-Cap Core Fund[5]	12.2

Vanguard Mid-Cap Index Fund
Investor Shares	13.6%
Admiral Shares	13.7
Institutional Shares	13.8
ETF Shares
Market Price	13.7
Net Asset Value	13.7
MSCI® US Mid Cap 450 Index	13.7
Average Mid-Cap Core Fund[5]	12.2

1	A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.
2

Signal Shares also carry lower costs and are available to certain institutional shareholders who meet specific administrative, service, and account-size criteria. The return for the Extended Market Index Fund Signal Shares is since inception on September 1, 2006.

3	This class of shares carries low expenses and is available for a minimum initial investment of $5 million.
4

ETF Shares are traded on the American Stock Exchange and are available only through brokers. The table shows ETF returns based on both the AMEX market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2.

5	Derived from data provided by Lipper Inc.

1

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2006
Total
Returns[1]
Vanguard Mid-Cap Growth Index Fund
Investor Shares	9.3%
ETF Shares
Market Price	7.9
Net Asset Value	7.8
MSCI US Mid Cap Growth Index	9.3
Average Mid-Cap Growth Fund[2]	10.3

Vanguard Mid-Cap Value Index Fund
Investor Shares	12.4%
ETF Shares
Market Price	11.9
Net Asset Value	11.8
MSCI US Mid Cap Value Index	12.5
Average Mid-Cap Value Fund[2]	11.7

1

Returns for the Mid-Cap Growth Index and Mid-Cap Value Index Funds are since inception on August 24, 2006, for Investor Shares and August 17, 2006, for ETF Shares. Index and peer group returns are since August 24, 2006.

2	Derived from data provided by Lipper Inc.

2

Your Fund’s Performance at a Glance

Your Fund’s Performance at a Glance
December 31, 2005[1]–December 31, 2006
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Extended Market Index Fund
Investor Shares	$34.26	$38.68	$0.467	$0.000
Admiral Shares	34.28	38.70	0.523	0.000
Signal Shares	30.79	33.26	0.401	0.000
Institutional Shares	34.29	38.71	0.533	0.000
ETF Shares	90.40	102.06	1.394	0.000
Vanguard Mid-Cap Index Fund
Investor Shares	$17.63	$19.78	$0.247	$0.000
Admiral Shares	79.98	89.73	1.201	0.000
Institutional Shares	17.67	19.83	0.275	0.000
ETF Shares	64.61	72.48	0.973	0.000
Vanguard Mid-Cap Growth Index Fund
Investor Shares	$20.00	$21.78	$0.080	$0.000
ETF Shares	51.55	55.35	0.211	0.000
Vanguard Mid-Cap Value Index Fund
Investor Shares	$20.00	$22.34	$0.140	$0.000
ETF Shares	51.00	56.67	0.364	0.000

1

For Extended Market Index Fund Signal Shares, starting share price as of inception on September 1, 2006. For Mid-Cap Growth Index and Mid-Cap Value Index Funds, starting share price as of inception on August 24, 2006 (Investor Shares) and August 17, 2006 (ETF Shares).

3

Chairman’s Letter

Dear Shareholder,

Buoyed by healthy economic growth and low inflation, the broad U.S. stock market turned in a fourth straight year of positive performance in 2006. The Dow Jones Wilshire 5000 Composite Index gained 15.9%, with broad mid- and small-capitalization indexes also producing strong showings.

The Investor Shares of Vanguard Extended Market Index Fund and Vanguard Mid-Cap Index Fund gained 14.3% and 13.6%, respectively. Both funds fulfilled their objectives of closely tracking their target indexes. They also surpassed the average 12.2% gain among mid-cap core funds, as calculated by Lipper Inc.

Beginning in August, Vanguard added funds investing in the value and the growth slices of the mid-cap stock market. During the brief period since then, the value index outperformed its growth counterpart by a significant margin.

Strong second half pushed stocks to new high

Beginning in mid-July, stocks climbed steadily through the remainder of the year, with the Dow Jones Industrial Average setting a record high on December 27. Despite a soft housing sector and ongoing troubles within the U.S. auto industry, the economy continued to grow and corporate profits remained strong.

4

For the year, small-capitalization stocks beat out large-cap issues, and value stocks outperformed their growth-oriented counterparts. International stocks continued to best domestic equities, particularly in emerging markets and Europe. A declining dollar further enhanced returns abroad for U.S.-based investors.

Bond returns remained modest as the Fed paused its rate hikes

The Federal Reserve Board extended its money-tightening campaign during the first half of the year, raising its target for the federal funds rate four times. The Fed then paused, leaving the target rate unchanged at 5.25% for the rest of the year, and inflation fears eased. Bond yields declined in the second half of the year, and short-term yields were higher than longer-term yields.

Fixed income returns for 2006 were modest, with the broad taxable bond market returning 4.3% and municipal bonds providing 4.8%.

Dominance of financial stocks drove mid-cap performance

Within the universe of mid-cap stocks, financial issues have a strong influence on performance. The sector on average represented more than one-fifth of both the Extended Market and Mid-Cap Index Funds. For the year, the sector’s stellar gains contributed to the funds’ returns as banks, brokerage firms, asset managers, real estate investment trusts (REITs), and commodity stock exchanges turned in excellent showings.

Not only did these companies enjoy strong earnings, but they also benefited from an active market for mergers and

Market Barometer
		Average Annual Total Returns
		Periods Ended December 31, 2006
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	15.5%	11.0%	6.8%
Russell 2000 Index (Small-caps)	18.4	13.6	11.4
Dow Jones Wilshire 5000 Index (Entire market)	15.9	11.5	7.6
MSCI All Country World Index ex USA (International)	27.2	21.8	16.9

Bonds
Lehman Aggregate Bond Index (Broad taxable market)	4.3%	3.7%	5.1%
Lehman Municipal Bond Index	4.8	4.3	5.5
Citigroup 3-Month Treasury Bill Index	4.8	3.0	2.3

CPI
Consumer Price Index	2.5%	3.1%	2.7%

5

acquisitions. For example, CBOT Holdings, owner of the Chicago Board of Trade, rose 62% last year. The exchange hosts trading in derivatives contracts tied to commodities, interest rates, and currencies. Its performance reflected record volume in contracts and its acquisition by the Chicago Mercantile Exchange. Banks and REITs also were takeover candidates.

The stocks of utilities, materials, and telecommunication services companies rose more steeply than financials stocks; however, each represents a much smaller part of the mid-cap universe. The performance of all four sectors helps explain the persistence of the recent strength in value-oriented indexes and portfolios. Value managers favor stocks that pay dividends and that have lower

Expense Ratios[1]
Your fund compared with its peer group
Expense
Ratio
Extended Market Index Fund
Investor Shares	0.25%
Admiral Shares	0.10
Signal Shares	0.10[2]
Institutional Shares	0.07
ETF Shares	0.08
Average Mid-Cap Core Fund	1.52
Mid-Cap Index Fund
Investor Shares	0.22%
Admiral Shares	0.13
Institutional Shares	0.08
ETF Shares	0.13
Average Mid-Cap Core Fund	1.52
Mid-Cap Growth Index Fund
Investor Shares	0.26%[2]
ETF Shares	0.13[2]
Average Mid-Cap Growth Fund	1.59
Mid-Cap Value Index Fund
Investor Shares	0.26%[2]
ETF Shares	0.13[2]
Average Mid-Cap Value Fund	1.46

1	Fund expense ratios reflect the 12 months ended December 31, 2006. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2005.
2

Annualized since inception: for Extended Market Index Fund Signal Shares, September 1, 2006; for Mid-Cap Growth Index and Mid-Cap Value Index Funds, August 24, 2006 (Investor Shares) and August 17, 2006 (ETF Shares).

6

valuations (that is, their prices are less dear because expectations for earnings growth are more modest). Stocks with these characteristics are heavily represented among banks, utilities, and materials and telecommunication companies.

No sector turned in a negative performance; the weakest gains came from energy stocks and health care stocks. Oil prices fell during the year, hurting profits at companies that supply the energy industry. For example, Nabors Industries, the world’s largest land-based oil and gas driller, saw declining demand for its equipment as gas prices fell amid mild winter forecasts. Within health care, pharmaceutical firms were the weak spot.

Funds’ performance reflects indexing skill and low costs

In the table below, you can see that the two mid-cap funds with meaningful track records have been doing an excellent job of tracking their indexes. The feat is significant, given that indexes bear none of the costs that detract from a mutual fund’s return. The funds’ record reflects two competitive advantages: first, the expertise of Vanguard’s Quantitative Equity Group, which has developed proprietary index-tracking methodologies and trading strategies, and second, the funds’ historically low expense ratios.

The table shows the longer-term annualized returns for the two funds, as well as for their comparative measures. During the periods covered, the return of

Total Returns
Ten Years Ended December 31, 2006[1]
	Average	Final Value of a $10,000
	Annual Return	Initial Investment
Extended Market Index Fund Investor Shares	9.7%	$25,228
Spliced Extended Market Index[2]	9.6	24,980
Average Mid-Cap Core Fund[3]	11.6	29,949

Mid-Cap Index Fund Investor Shares	11.9%	$26,245
Spliced Mid-Cap Index[4]	11.6	25,832
Average Mid-Cap Core Fund[3]	9.8	22,322

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

1	For the Mid-Cap Index Fund and its comparative measures, returns are since the fund’s inception on May 21, 1998.
2	Dow Jones Wilshire 4500 Index through June 17, 2005; S&P Transitional Completion Index through September 16, 2005; S&P Completion Index thereafter.
3	Derived from data provided by Lipper Inc.
4	S&P MidCap 400 Index through May 16, 2003; Morgan Stanley Capital International® US Mid Cap 450 Index thereafter.

7

the Extended Market Index Fund lagged the average result for peer funds, while that of the Mid-Cap Index Fund was ahead by a significant margin. In 2005, the Extended Market Index Fund changed to a new target index; the former benchmark included a greater proportion of small-cap stocks than was typical for funds in the peer group. This factor had opened a performance gap, since small-caps did not keep up with larger stocks during most of the 1990s.

A powerful case for a simple strategy

Although indexing is a long-term strategy, with benefits that become especially clear over time, its virtues are often evident in the short run, too. The 2006 performance of Vanguard’s mid-cap index funds was particularly gratifying.

Still, it’s important to recognize that there will inevitably be years when your fund’s actively managed competitors outperform it. We understand that neither under- nor outperformance is all that meaningful in the short term, which is precisely why we always encourage investors to evaluate their portfolios from a long-term perspective.

We believe that our mid-cap index funds offer practical ways to capitalize on the long-term potential of this segment of the market. We encourage you to combine them with other funds to complete your exposure to stock and bond markets and investment approaches.

Thank you for entrusting your assets to Vanguard.

Sincerely,

John J. Brennan

Chairman and Chief Executive Officer

January 16, 2007

8

Vanguard Extended Market ETF
Premium/Discount: December 27, 2001[1]–December 31, 2006

	Market Price Above or		Market Price Below
	Equal to Net Asset Value			Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[2]	of Days	of Total Days	of Days	of Total Days
0–24.9	636	50.51%	542	43.05%
25–49.9	50	3.97	22	1.75
50–74.9	3	0.24	4	0.32
75–100.0	1	0.08	1	0.08
>100.0	0	0.00	0	0.00
Total	690	54.80%	569	45.20%

Vanguard Mid-Cap ETF
Premium/Discount: January 26, 2004[1]–December 31, 2006

	Market Price Above or		Market Price Below
	Equal to Net Asset Value			Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[2]	of Days	of Total Days	of Days	of Total Days
0–24.9	414	55.93%	323	43.65%
25–49.9	0	0.00	1	0.14
50–74.9	0	0.00	0	0.00
75–100.0	0	0.00	1	0.14
>100.0	1	0.14	0	0.00
Total	415	56.07%	325	43.93%

Vanguard Mid-Cap Growth ETF
Premium/Discount: August 17, 2006[1]–December 31, 2006

	Market Price Above or		Market Price Below
	Equal to Net Asset Value			Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[2]	of Days	of Total Days	of Days	of Total Days
0–24.9	60	63.83%	34	36.17%
25–49.9	0	0.00	0	0.00
50–74.9	0	0.00	0	0.00
75–100.0	0	0.00	0	0.00
>100.0	0	0.00	0	0.00
Total	60	63.83%	34	36.17%

1	Inception.
2	One basis point equals 1/100 of a percentage point.

9

Vanguard Mid-Cap Value ETF
Premium/Discount: August 17, 2006[1]–December 31, 2006

	Market Price Above or		Market Price Below
	Equal to Net Asset Value			Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[2]	of Days	of Total Days	of Days	of Total Days
0–24.9	64	68.09%	29	30.85%
25–49.9	1	1.06	0	0.00
50–74.9	0	0.00	0	0.00
75–100.0	0	0.00	0	0.00
>100.0	0	0.00	0	0.00
Total	65	69.15%	29	30.85%

1	Inception.
2	One basis point equals 1/100 of a percentage point.

10

Extended Market Index Fund

Fund Profile

As of December 31, 2006

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	3,351	3,934	4,964
Median Market Cap	$2.5B	$2.5B	$30.7B
Price/Earnings Ratio	23.2x	23.4x	18.0x
Price/Book Ratio	2.6x	2.7x	2.8x
Yield		1.0%	1.7%
Investor Shares	1.1%
Admiral Shares	1.2%
Signal Shares	1.2%[3]
Institutional Shares	1.2%
ETF Shares	1.2%
Return on Equity	12.3%	12.2%	17.8%
Earnings Growth Rate	16.0%	16.4%	18.5%
Foreign Holdings	0.3%	0.3%	1.1%
Turnover Rate	16%	—	—
Expense Ratio		—	—
Investor Shares	0.25%
Admiral Shares	0.10%
Signal Shares	0.10%[3]
Institutional Shares	0.07%
ETF Shares	0.08%
Short-Term Reserves	0%	—	—

Sector Diversification (% of portfolio)
		Target	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	15%	16%	12%
Consumer Staples	3	3	9
Energy	7	7	9
Financials	23	23	23
Health Care	12	12	12
Industrials	14	13	11
Information Technology	14	15	15
Materials	5	4	3
Telecommunication Services	2	2	3
Utilities	5	5	3

Volatility Measures[4]
	Fund Versus	Fund Versus
	Spliced Index[5]	Broad Index[2]
R-Squared	1.00	0.90
Beta	1.01	1.40

Ten Largest Holdings[6](% of total net assets)

Genentech, Inc.	biotechnology	1.2%
American Tower Corp. Class A	wireless telecommunication services	0.5
NYSE Group Inc.	specialized finance	0.5
GlobalSantaFe Corp.	oil and gas drilling	0.4
Host Hotels &Resorts Inc. REIT	specialized REITs	0.4
General Growth Properties Inc. REIT	retail REITs	0.4
Las Vegas Sands Corp.	casinos and gaming	0.4
Liberty Global, Inc.	broadcasting and cable tv	0.4
Precision Castparts Corp.	aerospace and defense	0.3
NII Holdings Inc.	wireless telecommunication services	0.3
Top Ten		4.8%

Investment Focus

1	S&P Completion Index.
2	Dow Jones Wilshire 5000 Index.
3	Annualized since inception on September 1, 2006.
4	For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 78.
5	Dow Jones Wilshire 4500 Index through June 17, 2005; S&P Transitional Completion Index through September 16, 2005; S&P Completion Index thereafter.
6	“Ten Largest Holdings” excludes any temporary cash investments and equity index products.

11

Extended Market Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 1996–December 31, 2006

Initial Investment of $10,000

	Average Annual Total Returns			Final Value
	Periods Ended December 31, 2006			of a $10,000
	One Year	Five Years	Ten Years	Investment
Extended Market Index Fund Investor Shares[1]	14.27%	11.95%	9.70%	$25,228
Dow Jones Wilshire 5000 Index	15.87	7.65	8.67	22,961
Spliced Extended Market Index[2]	14.27	12.07	9.59	24,980
Average Mid-Cap Core Fund[3]	12.22	9.68	11.59	29,949

				Final Value of
			Since	a $100,000
	One Year	Five Years	Inception[4]	Investment
Extended Market Index Fund Admiral Shares	14.43%	12.06%	7.27%	$153,748
Dow Jones Wilshire 5000 Index	15.87	7.65	3.76	125,359
Spliced Extended Market Index[2]	14.27	12.07	7.21	153,274

		Final Value of
	Since	a $10,000,000
	Inception[4]	Investment
Extended Market Index Fund Signal Shares	9.33%	$10,932,957
Dow Jones Wilshire 5000 Index	9.22	10,922,240
Spliced Extended Market Index[2]	9.31	10,930,723

1	Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
2	Dow Jones Wilshire 4500 Index through June 17, 2005; S&P Transitional Completion Index through September 16, 2005; S&P Completion Index thereafter.
3	Derived from data provided by Lipper Inc.
4	Inception dates are: for Admiral Shares, November 13, 2000; for Signal Shares, September 1, 2006.

12

Extended Market Index Fund

				Final Value of
			Since	a $5,000,000
	One Year	Five Years	Inception[1]	Investment
Extended Market Index Fund Institutional Shares	14.46%	12.14%	8.97%	$11,288,621
Dow Jones Wilshire 5000 Index	15.87	7.65	7.02	9,512,389
Spliced Extended Market Index[2]	14.27	12.07	8.81	11,134,659

				Final Value of
			Since	a $10,000
	One Year	Five Years	Inception[1]	Investment
Extended Market Index Fund
ETF Shares Net Asset Value	14.46%	12.06%	12.05%	$17,683
Dow Jones Wilshire 5000 Index	15.87	7.65	7.50	14,366
Spliced Extended Market Index[2]	14.27	12.07	12.07	17,704

Cumulative Returns of ETF Shares: December 27, 2001[1]–December 31, 2006
			Cumulative
	One Year	Five Years	Since Inception
Extended Market Index Fund
ETF Shares Market Price	14.46%	12.04%	76.68%
Extended Market Index Fund
ETF Shares Net Asset Value	14.46	12.06	76.83
Spliced Extended Market Index[2]	14.27	12.07	77.04

Fiscal-Year Total Returns (%): December 31, 1996–December 31, 2006

1	Inception dates are: for Institutional Shares, July 7, 1997; for ETF Shares, December 27, 2001.
2	Dow Jones Wilshire 4500 Index through June 17, 2005; S&P Transitional Completion Index through September 16, 2005; S&P Completion Index thereafter.

Note: See Financial Highlights tables on pages 20 through 24 for dividend and capital gains information.

13

Extended Market Index Fund

Financial Statements

Statement of Net Assets—Investments Summary

As of December 31, 2006

This Statement summarizes the fund’s holdings by asset type (common stocks, bonds, etc.) and by industry sector. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on Vanguard.com and on the Securities and Exchange Commission’s website (www.sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Common Stocks
Consumer Discretionary
*	Las Vegas Sands Corp.	559,068	50,025	0.4%
*	EchoStar Communications Corp. Class A	827,622	31,473	0.2%
*	MGM Mirage, Inc.	504,167	28,914	0.2%
	Cablevision Systems NY Group Class A	952,014	27,113	0.2%
	American Eagle Outfitters, Inc.	809,749	25,272	0.2%
	Abercrombie & Fitch Co.	356,303	24,808	0.2%
*	Liberty Global, Inc. Series C	863,537	24,179	0.2%
†	Other—Consumer Discretionary		1,714,877	13.5%
			1,926,661	15.1%

Consumer Staples
	Bunge Ltd.	484,003	35,095	0.3%
	Kraft Foods Inc.	872,227	31,139	0.2%
†	Other—Consumer Staples		290,656	2.3%
			356,890	2.8%

Energy
	GlobalSantaFe Corp.	938,567	55,169	0.4%
	Noble Energy, Inc.	698,680	34,284	0.3%
	ENSCO International, Inc.	609,893	30,531	0.2%
*	Ultra Petroleum Corp.	610,041	29,128	0.2%
*	Cameron International Corp.	451,383	23,946	0.2%
*	Southwestern Energy Co.	680,189	23,841	0.2%
*	Newfield Exploration Co.	518,612	23,830	0.2%
†	Other—Energy		697,947	5.5%
			918,676	7.2%

14

Extended Market Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Financials
*^	NYSE Group Inc.	628,886	61,128	0.5%
	Host Hotels & Resorts Inc. REIT	2,104,728	51,671	0.4%
	General Growth Properties Inc. REIT	975,833	50,968	0.4%
	Avalonbay Communities, Inc. REIT	301,155	39,165	0.3%
*^	CBOT Holdings, Inc. Class A	213,749	32,377	0.3%
	Health Care Properties Investors REIT	778,736	28,673	0.2%
	Developers Diversified Realty Corp. REIT	443,228	27,901	0.2%
	Hudson City Bancorp, Inc.	1,918,072	26,623	0.2%
	SL Green Realty Corp. REIT	200,092	26,568	0.2%
	Everest Re Group, Ltd.	262,790	25,781	0.2%
	The Macerich Co. REIT	290,490	25,148	0.2%
	iStar Financial Inc. REIT	502,739	24,041	0.2%
	Mercantile Bankshares Corp.	507,238	23,734	0.2%
	W.R. Berkley Corp.	680,797	23,494	0.2%
†	Other—Financials		2,518,118	19.7%
			2,985,390	23.4%

Health Care
*	Genentech, Inc.	1,860,798	150,967	1.2%
*	Sepracor Inc.	441,895	27,212	0.2%
*	Varian Medical Systems, Inc.	525,576	25,001	0.2%
*	DaVita, Inc.	418,224	23,789	0.2%
†	Other—Health Care		1,270,529	9.9%
			1,497,498	11.7%

Industrials
	Precision Castparts Corp.	547,988	42,897	0.3%
	Expeditors International of Washington, Inc.	862,598	34,935	0.3%
	C.H. Robinson Worldwide Inc.	701,257	28,674	0.2%
*	AMR Corp.	861,900	26,055	0.2%
	Manpower Inc.	341,608	25,597	0.2%
	Joy Global Inc.	480,098	23,207	0.2%
†	Other—Industrials		1,549,697	12.2%
			1,731,062	13.6%

Information Technology
*	Akamai Technologies, Inc.	629,400	33,433	0.3%
*	Lam Research Corp.	573,713	29,041	0.2%
	Microchip Technology, Inc.	869,671	28,438	0.2%
*	MEMC Electronic Materials, Inc.	675,474	26,438	0.2%
	MasterCard, Inc. Class A	267,526	26,349	0.2%
	Harris Corp.	541,418	24,829	0.2%
†	Other—Information Technology		1,661,231	13.1%
			1,829,759	14.4%

15

Extended Market Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
† Materials			578,086	4.5%

Telecommunication Services
*	American Tower Corp. Class A	1,708,346	63,687	0.5%
*	NII Holdings Inc.	624,757	40,259	0.3%
*^	Level 3 Communications, Inc.	4,745,415	26,574	0.2%
†	Other—Telecommunication Services		146,765	1.2%
			277,285	2.2%

Utilities
*	Mirant Corp.	1,042,530	32,913	0.3%
†	Other—Utilities		561,743	4.4%
			594,656	4.7%
Total Common Stocks (Cost $9,936,833)			12,695,963	99.6%[1]
Temporary Cash Investments
Money Market Fund
[2]	Vanguard Market Liquidity Fund, 5.294%	45,280,302	45,280	0.4%
[2]	Vanguard Market Liquidity Fund, 5.294%—Note E	489,603,297	489,603	3.8%
			534,883	4.2%

	Face
	Amount
	($000)
U.S. Agency Obligation
[3] Federal Home Loan Mortgage Corp.
[4] 5.198%, 1/3/07	6,000	5,999	0.0%
Total Temporary Cash Investments (Cost $540,882)		540,882	4.2%[1]
Total Investments (Cost $10,477,715)		13,236,845	103.8%
Other Assets and Liabilities
Other Assets—Note B		55,497	0.4%
Security Lending Collateral Payable to Brokers—Note E		(489,603)	–3.8%
Other Liabilities		(55,311)	–0.4%
		(489,417)	–3.8%
Net Assets		12,747,428	100.0%

16

Extended Market Index Fund

At December 31, 2006, net assets consisted of:[5]
Amount
($000)
Paid-in Capital	10,164,449
Overdistributed Net Investment Income	(8,622)
Accumulated Net Realized Losses	(167,194)
Unrealized Appreciation (Depreciation)
Investment Securities	2,759,130
Futures Contracts	(335)
Net Assets	12,747,428

Investor Shares—Net Assets
Applicable to 159,566,519 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	6,172,097
Net Asset Value Per Share—Investor Shares	$38.68

Admiral Shares—Net Assets
Applicable to 81,066,795 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,137,293
Net Asset Value Per Share—Admiral Shares	$38.70

Signal Shares—Net Assets
Applicable to 12,279,207 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	408,364
Net Asset Value Per Share—Signal Shares	$33.26

Institutional Shares—Net Assets
Applicable to 67,699,302 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,620,752
Net Asset Value Per Share—Institutional Shares	$38.71

ETF Shares—Net Assets
Applicable to 4,006,773 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	408,922
Net Asset Value Per Share—ETF Shares	$102.06

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. See Note E in Notes to Financial Statements.
†	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and 3.9%, respectively, of net assets. See Note C in Notes to Financial Statements.

2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3

The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.

4	Securities with a value of $5,999,000 have been segregated as initial margin for open futures contracts.
5	See Note C in Notes to Financial Statements for the tax-basis components of net assets.

REIT—Real Estate Investment Trust.

17

Extended Market Index Fund

Statement of Operations

Year Ended
December 31, 2006
($000)
Investment Income
Income
Dividends	153,581
Interest[1]	3,609
Security Lending	17,246
Total Income	174,436
Expenses
The Vanguard Group—Note B
Investment Advisory Services	157
Management and Administrative—Investor Shares	12,935
Management and Administrative—Admiral Shares	1,998
Management and Administrative—Signal Shares	73
Management and Administrative—Institutional Shares	876
Management and Administrative—ETF Shares	198
Marketing and Distribution—Investor Shares	1,411
Marketing and Distribution—Admiral Shares	509
Marketing and Distribution—Signal Shares	6
Marketing and Distribution—Institutional Shares	686
Marketing and Distribution—ETF Shares	114
Custodian Fees	402
Auditing Fees	34
Shareholders’ Reports—Investor Shares	196
Shareholders’ Reports—Admiral Shares	7
Shareholders’ Reports—Signal Shares	3
Shareholders’ Reports—Institutional Shares	-
Shareholders’ Reports—ETF Shares	7
Trustees’ Fees and Expenses	12
Total Expenses	19,624
Net Investment Income	154,812
Realized Net Gain (Loss)
Investment Securities Sold	717,012
Futures Contracts	2,360
Realized Net Gain (Loss)	719,372
Change in Unrealized Appreciation (Depreciation)
Investment Securities	691,269
Futures Contracts	720
Change in Unrealized Appreciation (Depreciation)	691,989
Net Increase (Decrease) in Net Assets Resulting from Operations	1,566,173

1	Interest income from an affiliated company of the fund was $3,300,000.

18

Extended Market Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2006	2005
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	154,812	114,599
Realized Net Gain (Loss)	719,372	608,720
Change in Unrealized Appreciation (Depreciation)	691,989	251,846
Net Increase (Decrease) in Net Assets Resulting from Operations	1,566,173	975,165
Distributions
Net Investment Income
Investor Shares	(73,789)	(50,762)
Admiral Shares	(41,672)	(26,044)
Signal Shares	(4,846)	—
Institutional Shares	(35,716)	(28,164)
ETF Shares	(5,621)	(4,120)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(161,644)	(109,090)
Capital Share Transactions—Note F
Investor Shares	30,705	(518,822)
Admiral Shares	427,708	868,674
Signal Shares	391,212	—
Institutional Shares	(43,076)	24,983
ETF Shares	(12,914)	104,613
Net Increase (Decrease) from Capital Share Transactions	793,635	479,448
Total Increase (Decrease)	2,198,164	1,345,523
Net Assets
Beginning of Period	10,549,264	9,203,741
End of Period[1]	12,747,428	10,549,264

1	Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($8,622,000) and ($1,790,000).

19

Extended Market Index Fund

Financial Highlights

Investor Shares

			Year Ended December 31,
For a Share Outstanding Throughout Each Period	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$34.26	$31.36	$26.66	$18.74	$23.09
Investment Operations
Net Investment Income	.447	.35	.284	.207	.19
Net Realized and Unrealized Gain (Loss) on Investments	4.440	2.88	4.701	7.926	(4.36)
Total from Investment Operations	4.887	3.23	4.985	8.133	(4.17)
Distributions
Dividends from Net Investment Income	(.467)	(.33)	(.285)	(.213)	(.18)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.467)	(.33)	(.285)	(.213)	(.18)
Net Asset Value, End of Period	$38.68	$34.26	$31.36	$26.66	$18.74

Total Return[1]	14.27%	10.29%	18.71%	43.43%	–18.06%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,172	$5,441	$5,484	$4,259	$2,629
Ratio of Total Expenses to Average Net Assets	0.25%	0.25%	0.25%	0.26%	0.26%
Ratio of Net Investment Income to Average Net Assets	1.22%	1.12%	1.05%	1.01%	0.88%
Portfolio Turnover Rate[2]	16%	27%[3]	17%	8%	17%

1	Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
3	Includes activity related to a change in the fund’s target index.

20

Extended Market Index Fund

Admiral Shares

			Year Ended December 31,
For a Share Outstanding Throughout Each Period	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$34.28	$31.36	$26.66	$18.74	$23.09
Investment Operations
Net Investment Income	.503	.409	.315	.221	.201
Net Realized and Unrealized Gain (Loss) on Investments	4.440	2.880	4.701	7.926	(4.360)
Total from Investment Operations	4.943	3.289	5.016	8.147	(4.159)
Distributions
Dividends from Net Investment Income	(.523)	(.369)	(.316)	(.227)	(.191)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.523)	(.369)	(.316)	(.227)	(.191)
Net Asset Value, End of Period	$38.70	$34.28	$31.36	$26.66	$18.74

Total Return	14.43%	10.47%	18.82%	43.51%	–18.02%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,137	$2,379	$1,353	$1,075	$611
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.15%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	1.37%	1.27%	1.15%	1.07%	0.94%
Portfolio Turnover Rate[1]	16%	27%[2]	17%	8%	17%

1	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
2	Includes activity related to a change in the fund’s target index.

21

Extended Market Index Fund

Signal Shares

September 1[1] to
December 31,
For a Share Outstanding Throughout the Period	2006
Net Asset Value, Beginning of Period	$30.79
Investment Operations
Net Investment Income	.173
Net Realized and Unrealized Gain (Loss) on Investments	2.698
Total from Investment Operations	2.871
Distributions
Dividends from Net Investment Income	(.401)
Distributions from Realized Capital Gains	—
Total Distributions	(.401)
Net Asset Value, End of Period	$33.26

Total Return	9.33%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$408
Ratio of Total Expenses to Average Net Assets	0.10%*
Ratio of Net Investment Income to Average Net Assets	1.37%*
Portfolio Turnover Rate[2]	16%

1	Inception.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
*	Annualized.

22

Extended Market Index Fund

Institutional Shares

			Year Ended December 31,
For a Share Outstanding Throughout Each Period	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$34.29	$31.38	$26.67	$18.74	$23.09
Investment Operations
Net Investment Income	.513	.419	.343	.247	.22
Net Realized and Unrealized Gain (Loss) on Investments	4.440	2.880	4.701	7.926	(4.36)
Total from Investment Operations	4.953	3.299	5.044	8.173	(4.14)
Distributions
Dividends from Net Investment Income	(.533)	(.389)	(.334)	(.243)	(.21)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.533)	(.389)	(.334)	(.243)	(.21)
Net Asset Value, End of Period	$38.71	$34.29	$31.38	$26.67	$18.74

Total Return	14.46%	10.50%	18.92%	43.66%	–17.93%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,621	$2,361	$2,136	$1,524	$644
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.08%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.40%	1.30%	1.22%	1.17%	1.05%
Portfolio Turnover Rate[1]	16%	27%[2]	17%	8%	17%

1	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
2	Includes activity related to a change in the fund’s target index.

23

Extended Market Index Fund

ETF Shares

			Year Ended December 31,
For a Share Outstanding Throughout Each Period	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$90.40	$82.74	$70.37	$49.46	$60.99
Investment Operations
Net Investment Income	1.338	1.063	.796	.608	.566
Net Realized and Unrealized Gain (Loss) on Investments	11.716	7.613	12.387	20.914	(11.561)
Total from Investment Operations	13.054	8.676	13.183	21.522	(10.995)
Distributions
Dividends from Net Investment Income	(1.394)	(1.016)	(.813)	(.612)	(.535)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.394)	(1.016)	(.813)	(.612)	(.535)
Net Asset Value, End of Period	$102.06	$90.40	$82.74	$70.37	$49.46

Total Return	14.46%	10.48%	18.75%	43.55%	–18.04%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$409	$368	$231	$107	$30
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	1.39%	1.29%	1.12%	1.07%	1.04%
Portfolio Turnover Rate[1]	16%	27%[2]	17%	8%	17%

1	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
2	Includes activity related to a change in the fund’s target index.

See accompanying Notes, which are an integral part of the Financial Statements.

24

Extended Market Index Fund

Notes to Financial Statements

Vanguard Extended Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria. Signal Shares are designed for institutional investors who meet certain administrative, servicing, and account-size criteria. Signal Shares were first issued on September 1, 2006. Institutional Shares are designed for investors who meet certain administrative and servicing criteria and invest a minimum of $5 million. ETF Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

25

Extended Market Index Fund

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2006, the fund had contributed capital of $1,260,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 1.26% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2006, the fund realized $785,997,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2006, the fund had $2,408,000 of ordinary income available for distribution. The fund had available realized losses of $160,782,000 to offset future net capital gains of $100,407,000 through December 31, 2011, and $60,375,000 through December 31, 2014.

At December 31, 2006, the cost of investment securities for tax purposes was $10,481,073,000. Net unrealized appreciation of investment securities for tax purposes was $2,755,772,000, consisting of unrealized gains of $3,786,063,000 on securities that had risen in value since their purchase and $1,030,291,000 in unrealized losses on securities that had fallen in value since their purchase.

26

Extended Market Index Fund

At December 31, 2006, the aggregate settlement value of open futures contracts expiring in March 2007 and the related unrealized appreciation (depreciation) were:

			($000)
		Aggregate	Unrealized
	Number of	Settlement	Appreciation
Futures Contracts	Long Contracts	Value	(Depreciation)
Russell 2000 Index	39	15,501	(39)
S&P MidCap 400 Index	32	12,981	(212)
E-mini Russell 2000 Index	115	9,141	(84)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. During the year ended December 31, 2006, the fund purchased $4,220,097,000 of investment securities and sold $3,371,410,000 of investment securities other than temporary cash investments.

E. The market value of securities on loan to broker-dealers at December 31, 2006, was $453,366,000, for which the fund received cash collateral of $489,603,000.

F. Capital share transactions for each class of shares were:

			Year Ended December 31,
		2006		2005
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	1,608,224	44,045	1,238,795	38,436
Issued in Lieu of Cash Distributions	71,291	1,855	48,761	1,404
Redeemed	(1,648,810)	(45,144)	(1,806,378)	(55,900)
Net Increase (Decrease)—Investor Shares	30,705	756	(518,822)	(16,060)
Admiral Shares
Issued	847,742	23,202	1,271,345	38,784
Issued in Lieu of Cash Distributions	36,584	951	22,955	661
Redeemed	(456,618)	(12,480)	(425,626)	(13,190)
Net Increase (Decrease)—Admiral Shares	427,708	11,673	868,674	26,255
Signal Shares
Issued	398,586	12,510	—	—
Issued in Lieu of Cash Distributions	4,846	146	—	—
Redeemed	(12,220)	(377)	—	—
Net Increase (Decrease)—Signal Shares	391,212	12,279	—	—

27

Extended Market Index Fund

		Year Ended December 31,
		2006		2005
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares
Issued	638,253	17,636	843,342	26,354
Issued in Lieu of Cash Distributions	31,622	822	24,666	710
Redeemed	(712,951)	(19,622)	(843,025)	(26,278)
Net Increase (Decrease)—Institutional Shares	(43,076)	(1,164)	24,983	786
ETF Shares
Issued	1,504,419	15,337	213,148	2,473
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,517,333)	(15,400)	(108,535)	(1,200)
Net Increase (Decrease)—ETF Shares	(12,914)	(63)	104,613	1,273

G. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements. FIN 48 will be effective for the fund’s fiscal year ending December 31, 2007. Management is in the process of analyzing the fund’s tax positions for purposes of implementing FIN 48; based on the analysis completed to date, management does not believe the adoption of FIN 48 will result in any material impact to the fund’s financial statements.

28

Mid-Cap Index Fund

Fund Profile

As of December 31, 2006

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	449	448	4,964
Median Market Cap	$6.6B	$6.6B	$30.7B
Price/Earnings Ratio	19.1x	19.1x	18.0x
Price/Book Ratio	2.7x	2.7x	2.8x
Yield		1.3%	1.7%
Investor Shares	1.1%
Admiral Shares	1.2%
Institutional Shares	1.3%
ETF Shares	1.2%
Return on Equity	15.5%	15.5%	17.8%
Earnings Growth Rate	17.8%	17.8%	18.5%
Foreign Holdings	0.6%	0.6%	1.1%
Turnover Rate	18%	—	—
Expense Ratio		—	—
Investor Shares	0.22%
Admiral Shares	0.13%
Institutional Shares	0.08%
ETF Shares	0.13%
Short-Term Reserves	0%	—	—

Sector Diversification (% of portfolio)
		Target	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	17%	17%	12%
Consumer Staples	4	4	9
Energy	9	9	9
Financials	23	23	23
Health Care	9	9	12
Industrials	11	11	11
Information Technology	14	14	15
Materials	5	5	3
Telecommunication
Services	2	2	3
Utilities	6	6	3

Volatility Measures[3]
	Fund Versus	Fund Versus
	Spliced Index[4]	Broad Index[2]
R-Squared	1.00	0.91
Beta	1.00	1.30

Ten Largest Holdings[5] (% of total net assets)

ProLogis REIT	industrial REITs	0.6%
AES Corp.	independent power producers and energy traders	0.6
Seagate Technology	computer storage and peripherals	0.6
GlobalSantaFe Corp.	oil and gas drilling	0.6
Liberty Media Corp.– Capital Series A	broadcasting and cable tv	0.5
Chesapeake Energy Corp.	oil and gas exploration and production	0.5
Hilton Hotels Corp.	hotels, resorts, and cruise lines	0.5
Hess Corp.	integrated oil and gas	0.5
Archstone-Smith Trust REIT	residential REITs	0.5
NVIDIA Corp.	semiconductors	0.5
Top Ten		5.4%

Investment Focus

1	MSCI US Mid Cap 450 Index.
2	Dow Jones Wilshire 5000 Index.
3	For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 78.
4	S&P MidCap 400 Index through May 16, 2003; MSCI US Mid Cap 450 index thereafter.
5	“Ten Largest Holdings” excludes any temporary cash investments and equity index products.

29

Mid-Cap Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: May 21, 1998–December 31, 2006

Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended December 31, 2006			Final Value
	One	Five	Since	of a $10,000
	Year	Years	Inception[1]	Investment
Mid-Cap Index Fund Investor Shares[2]	13.60%	12.28%	11.85%	$26,245
Dow Jones Wilshire 5000 Index	15.87	7.65	5.09	15,337
Spliced Mid-Cap Index[3]	13.75	12.31	11.65	25,832
Average Mid-Cap Core Fund[4]	12.22	9.68	9.77	22,322

				Final Value
			Since	of a $100,000
	One Year	Five Years	Inception[1]	Investment
Mid-Cap Index Fund Admiral Shares	13.69%	12.36%	13.72%	$193,541
Dow Jones Wilshire 5000 Index	15.87	7.65	8.32	150,735
Spliced Mid-Cap Index[3]	13.75	12.31	13.68	193,147

1	Inception dates are: for Investor Shares, May 21, 1998; for Admiral Shares, November 12, 2001.
2	Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
3	S&P MidCap 400 Index through May 16, 2003; MSCI US Mid Cap 450 Index thereafter.
4	Derived from data provided by Lipper Inc.

30

Mid-Cap Index Fund

				Final Value of
			Since	a $5,000,000
	One Year	Five Years	Inception[1]	Investment
Mid-Cap Index Fund Institutional Shares	13.78%	12.44%	12.01%	$13,284,105
Dow Jones Wilshire 5000 Index	15.87	7.65	5.09	7,668,675
Spliced Mid-Cap Index[2]	13.75	12.31	11.65	12,915,867

			Final Value of
		Since	a $10,000
	One Year	Inception[1]	Investment
Mid-Cap Index Fund ETF Shares Net Asset Value	13.69%	14.66%	$14,929
Dow Jones Wilshire 5000 Index	15.87	10.15	13,275
Spliced Mid-Cap Index[2]	13.75	14.70	14,943

Cumulative Returns of ETF Shares: January 26, 2004[1]–December 31, 2006
		Cumulative
	One Year	Since Inception
Mid-Cap Index Fund ETF Shares Market Price	13.71%	49.30%
Mid-Cap Index Fund ETF Shares Net Asset Value	13.69	49.29
Spliced Mid-Cap Index[2]	13.75	49.43

Fiscal Year Total Returns (%): May 21, 1998–December 31, 2006

1	Inception dates are: for Institutional Shares, May 21, 1998; for ETF Shares, January 26, 2004.
2	S&P MidCap 400 Index through May 16, 2003; MSCI US Mid Cap 450 Index thereafter.

Note: See Financial Highlights tables on pages 40 through 43 for dividend and capital gains information.

31

Mid-Cap Index Fund

Financial Statements

Statement of Net Assets

As of December 31, 2006

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.8%)[1]
Consumer Discretionary (17.1%)
*	Liberty Media Corp.–Capital Series A	995,752	97,564
	Hilton Hotels Corp.	2,714,697	94,743
*	Office Depot, Inc.	2,098,366	80,095
	Nordstrom, Inc.	1,520,728	75,033
	Mattel, Inc.	2,800,006	63,448
	Genuine Parts Co.	1,268,927	60,185
	Newell Rubbermaid, Inc.	2,051,131	59,380
*	Univision Communications Inc.	1,595,446	56,511
	D. R. Horton, Inc.	2,087,433	55,296
	Eastman Kodak Co.	2,127,764	54,896
	Sherwin-Williams Co.	854,850	54,351
	VF Corp.	657,345	53,955
	Pulte Homes, Inc.	1,605,760	53,183
	H & R Block, Inc.	2,283,830	52,619
	NTL Inc.	2,046,474	51,653
	Centex Corp.	877,707	49,389
^	Garmin Ltd.	883,228	49,160
	Whirlpool Corp.	579,441	48,105
*	AutoZone Inc.	412,754	47,698
*	Wyndham Worldwide Corp.	1,483,767	47,510
	Harman International Industries, Inc.	469,455	46,903
	American Eagle Outfitters, Inc.	1,482,524	46,270
	Lennar Corp. Class A	874,856	45,895
	Abercrombie & Fitch Co.	652,218	45,414
	Cablevision Systems NY Group Class A	1,591,291	45,320
	Black & Decker Corp.	548,581	43,870
*	Apollo Group, Inc. Class A	1,085,496	42,302
*	CarMax, Inc.	788,633	42,294
	Tim Hortons, Inc.	1,431,939	41,469
	Darden Restaurants Inc.	1,027,477	41,274
	Tiffany & Co.	1,041,849	40,882
*	Interpublic Group of Cos., Inc.	3,265,223	39,966

			Market
			Value•
		Shares	($000)
*	Lamar Advertising Co.Class A	607,653	39,734
	Royal Caribbean Cruises, Ltd.	925,169	38,283
*	Expedia, Inc.	1,805,159	37,872
	Polo Ralph Lauren Corp.	454,492	35,296
	Dollar General Corp.	2,195,292	35,256
	Wynn Resorts Ltd.	373,662	35,068
	Liz Claiborne, Inc.	764,324	33,218
*^	Sirius Satellite Radio, Inc.	9,367,418	33,161
	E.W. Scripps Co. Class A	657,739	32,847
*	R.H. Donnelley Corp.	521,164	32,693
	Leggett & Platt, Inc.	1,338,286	31,985
	Family Dollar Stores, Inc.	1,067,132	31,299
	Ross Stores, Inc.	1,058,358	31,010
*	Idearc Inc.	1,081,749	30,992
	Station Casinos, Inc.	375,107	30,635
	Washington Post Co.Class B	40,904	30,498
*	Discovery Holding Co.Class A	1,886,333	30,351
*	Mohawk Industries, Inc.	401,138	30,029
	PetSmart, Inc.	1,037,861	29,953
	Hasbro, Inc.	1,090,293	29,710
	KB Home	574,730	29,472
*	XM Satellite Radio Holdings, Inc.	1,986,030	28,698
	ServiceMaster Co.	2,153,841	28,237
	Jones Apparel Group, Inc.	835,817	27,941
	Advance Auto Parts, Inc.	778,413	27,680
*	Toll Brothers, Inc.	852,463	27,475
	Brinker International, Inc.	904,656	27,284
	The Stanley Works	539,266	27,120
*	Chico’s FAS, Inc.	1,300,294	26,903
	Foot Locker, Inc.	1,152,169	25,267
	BorgWarner, Inc.	424,933	25,080
^	New York Times Co.Class A	1,010,645	24,619
	Circuit City Stores, Inc.	1,289,071	24,467
*	AutoNation, Inc.	1,104,078	23,539
	Wendy’s International, Inc.	708,008	23,428
	Williams-Sonoma, Inc.	714,202	22,455

32

Mid-Cap Index Fund

			Market
			Value•
		Shares	($000)
*	Dollar Tree Stores, Inc.	735,436	22,137
*	NVR, Inc.	34,086	21,985
	Brunswick Corp.	686,710	21,906
	OSI Restaurant Partners, Inc.	496,167	19,450
	Weight Watchers International, Inc.	361,601	18,995
	Boyd Gaming Corp.	415,570	18,829
	The McClatchy Co. Class A	412,239	17,850
*	Career Education Corp.	701,139	17,374
*	Urban Outfitters, Inc.	735,374	16,936
*	Getty Images, Inc.	376,185	16,108
	Gentex Corp.	1,033,075	16,075
	RadioShack Corp.	954,811	16,022
	Dow Jones & Co., Inc.	397,585	15,108
	International Speedway Corp.	230,110	11,745
*	DreamWorks Animation SKG, Inc.	310,546	9,158
	Regal Entertainment Group Class A	404,310	8,620
	Lennar Corp. Class B	63,528	3,120
			3,077,606
Consumer Staples (3.4%)
	UST, Inc.	1,191,288	69,333
	Bunge Ltd.	886,245	64,262
	SuperValu Inc.	1,567,684	56,045
	Whole Foods Market, Inc.	1,045,543	49,067
*	Constellation Brands, Inc.Class A	1,486,298	43,132
*	Dean Foods Co.	988,765	41,805
	Molson Coors Brewing Co.Class B	522,983	39,977
	The Estee Lauder Cos. Inc.Class A	890,069	36,333
	McCormick & Co., Inc.	875,177	33,747
	The Pepsi Bottling Group, Inc.	1,040,918	32,175
	Tyson Foods, Inc.	1,871,906	30,793
*	Energizer Holdings, Inc.	403,671	28,657
	Brown-Forman Corp.Class B	341,490	22,620
	Hormel Foods Corp.	561,496	20,966
	J.M. Smucker Co.	401,968	19,483
*	Smithfield Foods, Inc.	740,861	19,010
	PepsiAmericas, Inc.	476,959	10,007
			617,412
Energy (9.1%)
	GlobalSantaFe Corp.	1,766,136	103,813
	Chesapeake Energy Corp.	3,281,933	95,340
	Hess Corp.	1,870,198	92,706
*	National Oilwell Varco Inc.	1,299,143	79,482
	Peabody Energy Corp.	1,958,370	79,138
	El Paso Corp.	5,155,020	78,769
	Noble Corp.	1,013,434	77,173
*	Nabors Industries, Inc.	2,215,472	65,977
	BJ Services Co.	2,215,954	64,972
	Noble Energy, Inc.	1,308,093	64,188
	Murphy Oil Corp.	1,245,595	63,339

			Market
			Value•
		Shares	($000)
	Smith International, Inc.	1,492,059	61,279
	Sunoco, Inc.	965,760	60,225
	ENSCO International, Inc.	1,136,413	56,889
*	Ultra Petroleum Corp.	1,138,298	54,354
*	Newfield Exploration Co.	968,592	44,507
*	Cameron International Corp.	826,623	43,852
*	Southwestern Energy Co.	1,245,719	43,662
	CONSOL Energy, Inc.	1,357,831	43,627
*	Grant Prideco, Inc.	966,919	38,454
	Diamond Offshore
	Drilling, Inc.	478,444	38,247
	Pioneer Natural
	Resources Co.	923,876	36,669
*	Pride International, Inc.	1,208,168	36,245
	Tesoro Petroleum Corp.	505,626	33,255
	Arch Coal, Inc.	1,063,293	31,931
*	FMC Technologies Inc.	507,424	31,273
	Patterson-UTI Energy, Inc.	1,230,069	28,575
	Rowan Cos., Inc.	817,552	27,143
	Cimarex Energy Co.	612,600	22,360
	Pogo Producing Co.	429,796	20,819
*	CNX Gas Corp.	223,501	5,699
			1,623,962
Financials (22.9%)
	ProLogis REIT	1,815,661	110,338
	Archstone-Smith Trust REIT	1,586,962	92,377
	Public Storage, Inc. REIT	932,597	90,928
	Boston Properties, Inc. REIT	804,374	89,993
	Host Hotels &Resorts Inc. REIT	3,662,425	89,913
	Ameriprise Financial, Inc.	1,625,059	88,566
	General Growth Properties Inc. REIT	1,608,636	84,019
	CIT Group Inc.	1,472,837	82,140
	T. Rowe Price Group Inc.	1,841,383	80,597
	Kimco Realty Corp. REIT	1,665,586	74,868
	MBIA, Inc.	998,196	72,928
	Avalonbay Communities, Inc. REIT	551,377	71,707
	Sovereign Bancorp, Inc.	2,814,665	71,464
*	E*TRADE Financial Corp.	3,164,354	70,945
	Ambac Financial Group, Inc.	784,623	69,886
	Zions Bancorp	750,745	61,891
	Synovus Financial Corp.	1,920,157	59,198
	Hudson City Bancorp, Inc.	4,007,869	55,629
	Cincinnati Financial Corp.	1,219,052	55,235
	Compass Bancshares Inc.	910,505	54,312
	Safeco Corp.	861,889	53,911
	Plum Creek Timber Co. Inc. REIT	1,327,514	52,901
	Health Care Properties Investors REIT	1,436,362	52,887
	UnumProvident Corp.	2,537,200	52,723
	Developers Diversified Realty Corp. REIT	812,825	51,167
	American Capital Strategies, Ltd.	1,053,294	48,725

33

Mid-Cap Index Fund

			Market
			Value•
		Shares	($000)
	SL Green Realty Corp. REIT	366,854	48,711
*	Realogy Corp.	1,592,917	48,297
	Everest Re Group, Ltd.	481,216	47,212
*	CB Richard Ellis Group, Inc.	1,408,100	46,749
	Torchmark Corp.	732,907	46,730
	Commerce Bancorp, Inc.	1,312,016	46,275
	The Macerich Co. REIT	531,832	46,041
	iStar Financial Inc. REIT	924,582	44,214
	Assurant, Inc.	795,053	43,927
	Mercantile Bankshares Corp.	928,629	43,451
	W.R. Berkley Corp.	1,204,783	41,577
	Duke Realty Corp. REIT	1,000,722	40,930
	Apartment Investment &Management Co.Class A REIT	721,315	40,408
	Regency Centers Corp. REIT	509,057	39,793
	Huntington Bancshares Inc.	1,671,506	39,698
	MGIC Investment Corp.	625,708	39,132
	AMB Property Corp. REIT	654,710	38,373
	Old Republic International Corp.	1,618,760	37,685
	Fidelity National Financial, Inc. Class A	1,545,297	36,902
	TD Ameritrade Holding Corp.	2,261,989	36,599
	First Horizon National Corp.	872,251	36,443
	A.G. Edwards & Sons, Inc.	565,574	35,795
^	Allied Capital Corp.	1,077,761	35,221
	Popular, Inc.	1,960,641	35,194
	Federal Realty Investment Trust REIT	407,991	34,679
	Leucadia National Corp.	1,201,684	33,887
	Axis Capital Holdings Ltd.	1,013,720	33,828
	Janus Capital Group Inc.	1,530,989	33,054
^	Liberty Property Trust REIT	666,856	32,769
*	Markel Corp.	67,964	32,630
	Radian Group, Inc.	605,198	32,626
	White Mountains Insurance Group Inc.	55,868	32,372
	United Dominion Realty Trust REIT	997,194	31,701
	New York Community Bancorp, Inc.	1,967,117	31,671
	Camden Property Trust REIT	417,668	30,845
	Associated Banc-Corp.	881,171	30,735
	RenaissanceRe Holdings Ltd.	506,933	30,416
	Hospitality Properties Trust REIT	639,216	30,382
	The PMI Group Inc.	640,722	30,223
	Nuveen Investments, Inc.Class A	582,236	30,206
	PartnerRe Ltd.	420,849	29,893
	Eaton Vance Corp.	898,098	29,646
*	IntercontinentalExchange Inc.	272,247	29,375
	Ventas, Inc. REIT	693,463	29,347
	SEI Investments Co.	474,291	28,249
	Forest City Enterprise Class A	479,582	28,008

			Market
			Value•
		Shares	($000)
^	The St. Joe Co.	521,849	27,955
	Weingarten Realty Investors REIT	597,788	27,564
	TD Banknorth, Inc.	844,245	27,252
	Colonial BancGroup, Inc.	1,031,763	26,558
	Brown & Brown, Inc.	878,010	24,769
	First American Corp.	608,387	24,749
*	AmeriCredit Corp.	965,888	24,311
	TCF Financial Corp.	873,402	23,949
*^	CBOT Holdings, Inc. Class A	156,538	23,711
	Protective Life Corp.	491,886	23,365
	CapitalSource Inc. REIT	845,493	23,090
*	Arch Capital Group Ltd.	328,496	22,210
*	Nasdaq Stock Market Inc.	701,319	21,594
	Nationwide Financial Services, Inc.	397,841	21,563
	City National Corp.	302,801	21,559
	Fulton Financial Corp.	1,284,369	21,449
	Commerce Bancshares, Inc.	438,356	21,221
	Federated Investors, Inc.	624,001	21,079
	Investors Financial Services Corp.	489,302	20,879
	Erie Indemnity Co. Class A	354,127	20,532
	Astoria Financial Corp.	670,005	20,207
	The First Marblehead Corp.	350,120	19,134
	People’s Bank	416,436	18,581
	Unitrin, Inc.	353,097	17,694
	Transatlantic Holdings, Inc.	195,479	12,139
	Mercury General Corp.	202,531	10,679
	BOK Financial Corp.	173,327	9,530
	Student Loan Corp.	29,635	6,143
			4,104,613
Health Care (9.1%)
*	Laboratory Corp. of
	America Holdings	927,713	68,159
*	Humana Inc.	1,222,708	67,628
	AmerisourceBergen Corp.	1,493,082	67,129
	C.R. Bard, Inc.	766,835	63,624
*	Express Scripts Inc.	867,290	62,098
*	Coventry Health Care Inc.	1,177,006	58,909
*	MedImmune Inc.	1,773,617	57,412
*	Sepracor Inc.	809,091	49,824
	Applera Corp.–Applied Biosystems Group	1,349,998	49,531
*	Varian Medical Systems, Inc.	962,461	45,784
*	DaVita, Inc.	767,033	43,629
*	Health Net Inc.	859,015	41,800
	IMS Health, Inc.	1,492,591	41,016
	Health Management Associates Class A	1,779,937	37,574
*	Barr Pharmaceuticals Inc.	748,080	37,494
*	Waters Corp.	758,880	37,162
*	Hospira, Inc.	1,104,891	37,102
	Omnicare, Inc.	898,854	34,723
*	Vertex Pharmaceuticals, Inc.	886,758	33,182
*	Amylin Pharmaceuticals, Inc.	918,614	33,134

34

Mid-Cap Index Fund

			Market
			Value•
		Shares	($000)
	DENTSPLY International Inc.	1,082,525	32,313
*	Henry Schein, Inc.	653,179	31,993
*	Cephalon, Inc.	449,781	31,669
	Mylan Laboratories, Inc.	1,561,577	31,169
*	Patterson Cos.	823,258	29,234
*	King Pharmaceuticals, Inc.	1,800,183	28,659
*	Covance, Inc.	472,078	27,810
*	Lincare Holdings, Inc.	693,559	27,631
	Beckman Coulter, Inc.	459,266	27,464
*	Triad Hospitals, Inc.	650,963	27,230
*	Millipore Corp.	394,593	26,280
*	Endo Pharmaceuticals Holdings, Inc.	937,343	25,852
	Manor Care, Inc.	545,559	25,598
*	Community Health Systems, Inc.	700,002	25,564
*	Millennium Pharmaceuticals, Inc.	2,335,138	25,453
	Pharmaceutical Product Development, Inc.	779,712	25,122
*	Intuitive Surgical, Inc.	258,835	24,822
*	Tenet Healthcare Corp.	3,490,257	24,327
	Hillenbrand Industries, Inc.	408,990	23,284
*	Invitrogen Corp.	396,071	22,414
*	Charles River Laboratories, Inc.	505,828	21,877
	Universal Health Services Class B	394,410	21,862
	Bausch & Lomb, Inc.	397,162	20,676
*	Watson Pharmaceuticals, Inc.	719,016	18,716
*	Kinetic Concepts, Inc.	372,379	14,728
*	ImClone Systems, Inc.	499,370	13,363
	Brookdale Senior Living Inc.	261,833	12,568
*	Abraxis Bioscience, Inc.	184,096	5,033
			1,639,625
Industrials (11.2%)
	Rockwell Collins, Inc.	1,269,673	80,358
	Precision Castparts Corp.	1,003,550	78,558
	Rockwell Automation, Inc.	1,238,128	75,625
	Dover Corp.	1,507,632	73,904
	ITT Industries, Inc.	1,299,602	73,843
	L-3 Communications Holdings, Inc.	865,819	70,807
	Parker Hannifin Corp.	891,298	68,523
	Expeditors International of Washington, Inc.	1,579,906	63,986
	Cooper Industries, Inc.Class A	678,082	61,319
	American Standard Cos., Inc.	1,337,100	61,306
	R.R. Donnelley & Sons Co.	1,602,249	56,944
	Fluor Corp.	648,784	52,973
	C.H. Robinson Worldwide Inc.	1,192,293	48,753
*	Terex Corp.	750,001	48,435
	Manpower Inc.	641,846	48,094
*	AMR Corp.	1,577,485	47,687

			Market
			Value•
		Shares	($000)
	Avery Dennison Corp.	691,136	46,949
	Cummins Inc.	389,202	45,996
	Robert Half International, Inc.	1,205,184	44,736
	Joy Global Inc.	915,649	44,262
*	Monster Worldwide Inc.	869,895	40,572
	Cintas Corp.	1,011,805	40,179
	Goodrich Corp.	877,642	39,977
	Republic Services, Inc.Class A	976,751	39,724
	W.W. Grainger, Inc.	557,785	39,011
	American Power Conversion Corp.	1,269,871	38,845
*	The Dun & Bradstreet Corp.	465,369	38,528
	Equifax, Inc.	937,989	38,082
*	McDermott International, Inc.	733,223	37,292
*	Jacobs Engineering Group Inc.	435,735	35,530
	Fastenal Co.	950,277	34,096
*	UAL Corp.	772,244	33,979
	Roper Industries Inc.	644,487	32,379
	Pall Corp.	924,727	31,949
	Aramark Corp. Class B	913,396	30,553
*^	USG Corp.	499,057	27,348
*	Allied Waste Industries, Inc.	2,180,084	26,793
	Oshkosh Truck Corp.	545,230	26,401
	SPX Corp.	428,359	26,198
	The Corporate Executive Board Co.	298,129	26,146
*	ChoicePoint Inc.	629,047	24,772
	Pentair, Inc.	711,297	22,335
*	Alliant Techsystems, Inc.	256,917	20,088
*	US Airways Group Inc.	350,875	18,895
	Hubbell Inc. Class B	387,905	17,537
	J.B. Hunt Transport Services, Inc.	818,345	16,997
*	Hertz Global Holdings Inc.	712,353	12,388
			2,009,652
Information Technology (14.1%)
	Seagate Technology	3,931,574	104,187
*	NVIDIA Corp.	2,480,579	91,806
*	Cognizant Technology Solutions Corp.	1,043,729	80,534
*	Micron Technology, Inc.	5,406,440	75,474
	KLA-Tencor Corp.	1,474,757	73,369
*	SanDisk Corp.	1,673,642	72,017
*	Autodesk, Inc.	1,703,678	68,931
*	Computer Sciences Corp.	1,271,991	67,886
*	Fiserv, Inc.	1,290,584	67,652
*	NCR Corp.	1,334,842	57,078
	Fidelity National Information Services, Inc.	1,409,494	56,507
	National Semiconductor Corp.	2,400,987	54,502
*	Lexmark International, Inc.	742,893	54,380
*	LAM Research Corp.	1,050,557	53,179
*	Altera Corp.	2,659,828	52,345
	Microchip Technology, Inc.	1,591,655	52,047
*	Akamai Technologies, Inc.	979,715	52,042

35

Mid-Cap Index Fund

			Market
			Value•
		Shares	($000)
*	MEMC Electronic Materials, Inc.	1,315,708	51,497
*	Flextronics International Ltd.	4,484,719	51,485
	MasterCard, Inc. Class A	501,330	49,376
*	BMC Software, Inc.	1,517,882	48,876
	Harris Corp.	994,605	45,613
*	VeriSign, Inc.	1,799,172	43,270
*	Avaya Inc.	3,046,455	42,589
	Amphenol Corp.	661,815	41,085
*	Affiliated Computer Services, Inc. Class A	829,483	40,512
*	Cadence Design Systems, Inc.	2,078,249	37,221
*	Citrix Systems, Inc.	1,361,593	36,831
*	Activision, Inc.	2,076,850	35,805
*	BEA Systems, Inc.	2,758,553	34,703
*	McAfee Inc.	1,181,655	33,535
*	Western Digital Corp.	1,634,855	33,449
	Jabil Circuit, Inc.	1,336,678	32,815
	CDW Corp.	461,855	32,478
*	Iron Mountain, Inc.	783,747	32,400
*	Tellabs, Inc.	3,150,567	32,325
*	Comverse Technology, Inc.	1,496,347	31,589
*	Alliance Data Systems Corp.	504,433	31,512
*	Novellus Systems, Inc.	912,941	31,423
	Sabre Holdings Corp.	983,376	31,360
*	Red Hat, Inc.	1,341,685	30,859
*	Ceridian Corp.	1,029,363	28,802
*	Arrow Electronics, Inc.	904,760	28,545
	Symbol Technologies, Inc.	1,880,478	28,094
*	LSI Logic Corp.	2,959,129	26,632
*	JDS Uniphase Corp.	1,559,637	25,984
*	QLogic Corp.	1,179,960	25,865
*	DST Systems, Inc.	411,766	25,789
	Intersil Corp.	1,039,854	24,873
*	CheckFree Corp.	575,239	23,102
*	Compuware Corp.	2,758,711	22,980
	Diebold, Inc.	486,033	22,649
*	Teradyne, Inc.	1,458,967	21,827
	Molex, Inc.	689,513	21,809
*	NAVTEQ Corp.	621,642	21,739
*	Solectron Corp.	6,721,563	21,643
*	salesforce.com, Inc.	582,227	21,222
*	Ingram Micro, Inc. Class A	1,037,724	21,180
*	International Rectifier Corp.	529,853	20,415
*	Zebra Technologies Corp.Class A	498,142	17,330
*	Hewitt Associates, Inc.	485,692	12,507
	Molex, Inc. Class A	345,320	9,565
	Total System Services, Inc.	291,324	7,688
	AVX Corp.	445,797	6,593
			2,533,377
Materials (4.6%)
	Freeport-McMoRan Copper & Gold, Inc. Class B	1,389,649	77,445
	United States Steel Corp.	911,653	66,678

			Market
			Value•
		Shares	($000)
	Vulcan Materials Co.	714,857	64,244
	Allegheny Technologies Inc.	633,232	57,421
	Lyondell Chemical Co.	1,652,430	42,253
	MeadWestvaco Corp.	1,342,094	40,343
	Sealed Air Corp.	600,411	38,979
	Sigma-Aldrich Corp.	491,699	38,215
	Temple-Inland Inc.	805,622	37,083
*	Pactiv Corp.	1,022,171	36,481
	Eastman Chemical Co.	609,406	36,144
	Martin Marietta Materials, Inc.	335,678	34,880
	Ashland, Inc.	473,831	32,780
	Ball Corp.	733,326	31,973
	International Flavors &Fragrances, Inc.	570,665	28,055
	Sonoco Products Co.	697,318	26,540
	Bemis Co., Inc.	776,188	26,375
*	The Mosaic Co.	1,133,637	24,214
*	Owens-Illinois, Inc.	1,136,776	20,974
*	Smurfit-Stone Container Corp.	1,886,023	19,916
*	Titanium Metals Corp.	656,267	19,366
	Chemtura Corp.	1,781,629	17,157
*	Huntsman Corp.	738,423	14,008
			831,524
Telecommunication Services (2.1%)
*	NII Holdings Inc.	1,029,944	66,370
	Embarq Corp.	1,104,627	58,059
	Windstream Corp.	3,508,692	49,894
*	Crown Castle International Corp.	1,493,349	48,235
*^	Level 3Communications, Inc.	7,382,593	41,344
	CenturyTel, Inc.	819,243	35,768
	Citizens Communications Co.	2,376,616	34,152
	Telephone &Data Systems, Inc.	444,516	24,151
	Telephone &Data Systems, Inc.–Special Common Shares	320,399	15,892
*	U.S. Cellular Corp.	120,515	8,387
			382,252
Utilities (6.2%)
*	AES Corp.	4,899,333	107,981
	Constellation Energy Group, Inc.	1,330,858	91,656
	Xcel Energy, Inc.	3,007,103	69,344
	DTE Energy Co.	1,316,742	63,743
*	Mirant Corp.	1,903,886	60,106
*	Allegheny Energy, Inc.	1,219,202	55,974
*	NRG Energy, Inc.	963,870	53,986
	KeySpan Corp.	1,296,528	53,391
	Questar Corp.	634,684	52,711
	NiSource, Inc.	2,020,155	48,686
	Wisconsin Energy Corp.	866,336	41,116

36

Mid-Cap Index Fund

			Market
			Value•
		Shares	($000)
	Pinnacle West Capital Corp.	736,908	37,354
	Pepco Holdings, Inc.	1,412,582	36,741
	CenterPoint Energy Inc.	2,193,930	36,375
	ONEOK, Inc.	827,283	35,672
	Equitable Resources, Inc.	849,225	35,455
	SCANA Corp.	816,394	33,163
	Alliant Energy Corp.	872,333	32,948
*	Reliant Energy, Inc.	2,278,426	32,376
	MDU Resources Group, Inc.	1,200,989	30,793
	NSTAR	791,016	27,179
	Energy East Corp.	1,093,816	27,127
	TECO Energy, Inc.	1,547,021	26,655
	DPL Inc.	845,402	23,485
			1,114,017
Total Common Stocks
(Cost $14,138,376)			17,934,040
Temporary Cash Investments (1.2%)[1]
Money Market Fund (1.2%)
[2]	Vanguard Market
	Liquidity Fund, 5.294%	26,866,907	26,867
[2]	Vanguard Market
	Liquidity Fund,
	5.294%—Note E	192,415,300	192,415
			219,282

	Face
	Amount
	($000)
U.S. Agency Obligation (0.0%)
[3]	Federal National Mortgage Assn.
[4] 5.215%, 4/9/07	2,000	1,973
Total Temporary Cash Investments
(Cost $221,255)		221,255
Total Investments (101.0%)
(Cost $14,359,631)		18,155,295
Other Assets and Liabilities (–1.0%)
Other Assets—Note B		59,730
Liabilities—Note E		(247,646)
		(187,916)
Net Assets (100%)		17,967,379

At December 31, 2006, net assets consisted of:[5]
Amount
($000)
Paid-in Capital	14,353,896
Overdistributed Net Investment Income	(5,517)
Accumulated Net Realized Losses	(176,396)
Unrealized Appreciation (Depreciation)
Investment Securities	3,795,664
Futures Contracts	(268)
Net Assets	17,967,379

Investor Shares—Net Assets
Applicable to 388,210,828 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	7,677,151
Net Asset Value Per Share—
Investor Shares	$19.78

Admiral Shares—Net Assets
Applicable to 45,413,993 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	4,075,093
Net Asset Value Per Share—
Admiral Shares	$89.73

Institutional Shares—Net Assets
Applicable to 233,648,376 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	4,632,868
Net Asset Value Per Share—
Institutional Shares	$19.83

ETF Shares—Net Assets
Applicable to 21,829,475 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	1,582,267
Net Asset Value Per Share—
ETF Shares	$72.48

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. See Note E in Notes to Financial Statements.
1

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and 1.1%, respectively, of net assets. See Note C in Notes to Financial Statements.

2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3

The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.

4	Securities with a value of $1,973,000 have been segregated as initial margin for open futures contracts.
5	See Note C in Notes to Financial Statements for the tax-basis components of net assets.

REIT—Real Estate Investment Trust.

37

Mid-Cap Index Fund

Statement of Operations

Year Ended
December 31, 2006
($000)
Investment Income
Income
Dividends	254,500
Interest[1]	2,096
Security Lending	4,441
Total Income	261,037
Expenses
The Vanguard Group—Note B
Investment Advisory Services	194
Management and Administrative—Investor Shares	13,182
Management and Administrative—Admiral Shares	3,549
Management and Administrative—Institutional Shares	1,811
Management and Administrative—ETF Shares	1,355
Marketing and Distribution—Investor Shares	1,854
Marketing and Distribution—Admiral Shares	827
Marketing and Distribution—Institutional Shares	923
Marketing and Distribution—ETF Shares	334
Custodian Fees	281
Auditing Fees	30
Shareholders’ Reports—Investor Shares	208
Shareholders’ Reports—Admiral Shares	7
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	9
Trustees’ Fees and Expenses	16
Total Expenses	24,580
Net Investment Income	236,457
Realized Net Gain (Loss)
Investment Securities Sold	811,588
Futures Contracts	745
Realized Net Gain (Loss)	812,333
Change in Unrealized Appreciation (Depreciation)
Investment Securities	965,238
Futures Contracts	(20)
Change in Unrealized Appreciation (Depreciation)	965,218
Net Increase (Decrease) in Net Assets Resulting from Operations	2,014,008

1	Interest income from an affiliated company of the fund was $1,876,000.

38

Mid-Cap Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2006	2005
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	236,457	149,628
Realized Net Gain (Loss)	812,333	683,782
Change in Unrealized Appreciation (Depreciation)	965,218	655,411
Net Increase (Decrease) in Net Assets Resulting from Operations	2,014,008	1,488,821
Distributions
Net Investment Income
Investor Shares	(94,810)	(68,287)
Admiral Shares	(53,803)	(32,471)
Institutional Shares	(63,378)	(32,898)
ETF Shares	(21,247)	(12,239)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(233,238)	(145,895)
Capital Share Transactions—Note F
Investor Shares	477,702	444,359
Admiral Shares	823,840	1,419,493
Institutional Shares	1,301,163	567,895
ETF Shares	383,910	882,342
Net Increase (Decrease) from Capital Share Transactions	2,986,615	3,314,089
Total Increase (Decrease)	4,767,385	4,657,015
Net Assets
Beginning of Period	13,199,994	8,542,979
End of Period[1]	17,967,379	13,199,994

1	Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($5,517,000) and ($8,736,000).

39

Mid-Cap Index Fund

Financial Highlights

Investor Shares

			Year Ended December 31,
For a Share Outstanding Throughout Each Period	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$17.63	$15.64	$13.13	$ 9.88	$11.81
Investment Operations
Net Investment Income	.253	.198	.159	.122	.088
Net Realized and Unrealized
Gain (Loss) on Investments	2.144	1.983	2.512	3.250	(1.798)
Total from Investment Operations	2.397	2.181	2.671	3.372	(1.710)
Distributions
Dividends from Net Investment Income	(.247)	(.191)	(.161)	(.122)	(.093)
Distributions from Realized Capital Gains	—	—	—	—	(.127)
Total Distributions	(.247)	(.191)	(.161)	(.122)	(.220)
Net Asset Value, End of Period	$19.78	$17.63	$15.64	$13.13	$9.88

Total Return[1]	13.60%	13.93%	20.35%	34.14%	–14.61%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,677	$6,399	$5,234	$3,610	$2,267
Ratio of Total Expenses to
Average Net Assets	0.22%	0.22%	0.22%	0.26%	0.26%
Ratio of Net Investment Income to
Average Net Assets	1.43%	1.36%	1.26%	1.20%	0.85%
Portfolio Turnover Rate[2]	18%	18%	16%	73%[3]	18%

1	Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
3	Includes activity related to a change in the fund’s target index.

40

Mid-Cap Index Fund

Admiral Shares

			Year Ended December 31,
For a Share Outstanding Throughout Each Period	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$79.98	$70.92	$59.55	$44.81	$53.56
Investment Operations
Net Investment Income	1.226	.946	.771	.593	.431
Net Realized and Unrealized
Gain (Loss) on Investments	9.725	9.022	11.383	14.742	(8.154)
Total from Investment Operations	10.951	9.968	12.154	15.335	(7.723)
Distributions
Dividends from Net Investment Income	(1.201)	(.908)	(.784)	(.595)	(.451)
Distributions from Realized Capital Gains	—	—	—	—	(.576)
Total Distributions	(1.201)	(.908)	(.784)	(.595)	(1.027)
Net Asset Value, End of Period	$89.73	$79.98	$70.92	$59.55	$44.81

Total Return	13.69%	14.04%	20.42%	34.24%	–14.55%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,075	$2,852	$1,196	$842	$411
Ratio of Total Expenses to
Average Net Assets	0.13%	0.13%	0.13%	0.18%	0.18%
Ratio of Net Investment Income to
Average Net Assets	1.52%	1.45%	1.35%	1.31%	0.94%
Portfolio Turnover Rate[1]	18%	18%	16%	73%[2]	18%

1	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
2	Includes activity related to a change in the fund’s target index.

41

Mid-Cap Index Fund

Institutional Shares

			Year Ended December 31,
For a Share Outstanding Throughout Each Period	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$17.67	$15.67	$13.16	$ 9.90	$11.83
Investment Operations
Net Investment Income	.286	.228	.18	.147	.103
Net Realized and Unrealized
Gain (Loss) on Investments	2.149	1.983	2.51	3.250	(1.798)
Total from Investment Operations	2.435	2.211	2.69	3.397	(1.695)
Distributions
Dividends from Net Investment Income	(.275)	(.211)	(.18)	(.137)	(.108)
Distributions from Realized Capital Gains	—	—	—	—	(.127)
Total Distributions	(.275)	(.211)	(.18)	(.137)	(.235)
Net Asset Value, End of Period	$19.83	$17.67	$15.67	$13.16	$9.90

Total Return	13.78%	14.09%	20.45%	34.33%	–14.45%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,633	$2,905	$2,056	$1,071	$653
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.08%	0.10%	0.10%
Ratio of Net Investment Income to
Average Net Assets	1.57%	1.50%	1.40%	1.36%	1.01%
Portfolio Turnover Rate[1]	18%	18%	16%	73%[2]	18%

1	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
2	Includes activity related to a change in the fund’s target index.

42

Mid-Cap Index Fund

ETF Shares

	Year Ended		Jan. 26[1] to
	December 31,		Dec. 31,
For a Share Outstanding Throughout Each Period	2006	2005	2004
Net Asset Value, Beginning of Period	$64.61	$57.32	$50.34
Investment Operations
Net Investment Income	.992	.785	.617
Net Realized and Unrealized Gain (Loss) on Investments	7.851	7.258	7.004
Total from Investment Operations	8.843	8.043	7.621
Distributions
Dividends from Net Investment Income	(.973)	(.753)	(.641)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.973)	(.753)	(.641)
Net Asset Value, End of Period	$72.48	$64.61	$57.32

Total Return	13.69%	14.03%	15.16%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,582	$1,044	$58
Ratio of Total Expenses to Average Net Assets	0.13%	0.13%	0.18%*
Ratio of Net Investment Income to Average Net Assets	1.52%	1.45%	1.30%*
Portfolio Turnover Rate[2]	18%	18%	16%

1	Inception.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
*	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

43

Mid-Cap Index Fund

Notes to Financial Statements

Vanguard Mid-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, Admiral Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and servicing criteria and invest a minimum of $5 million. ETF Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1 Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

44

Mid-Cap Index Fund

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2006, the fund had contributed capital of $1,767,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 1.77% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2006, the fund realized $959,445,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2006, the fund had $3,708,000 of ordinary income available for distribution. The fund had available realized losses of $169,094,000 to offset future net capital gains of $20,314,000 through December 31, 2011, $63,490,000 through December 31, 2014, and $85,290,000 through December 31, 2015.

At December 31, 2006, the cost of investment securities for tax purposes was $14,361,753,000. Net unrealized appreciation of investment securities for tax purposes was $3,793,542,000, consisting of unrealized gains of $4,058,424,000 on securities that had risen in value since their purchase and $264,882,000 in unrealized losses on securities that had fallen in value since their purchase.

At December 31, 2006, the aggregate settlement value of open futures contracts expiring in March 2007 and the related unrealized appreciation (depreciation) were:

			($000)
		Aggregate	Unrealized
	Number of	Settlement	Appreciation
Futures Contracts	Long Contracts	Value	(Depreciation)
S&P MidCap 400 Index	38	15,415	(252)
E-mini S&P 500 Index	43	3,071	16
E-mini S&P MidCap 400 Index	35	2,840	(32)

45

Mid-Cap Index Fund

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. During the year ended December 31, 2006, the fund purchased $8,091,471,000 of investment securities and sold $5,113,983,000 of investment securities other than temporary cash investments.

E. The market value of securities on loan to broker-dealers at December 31, 2006, was $182,114,000, for which the fund received cash collateral of $192,415,000.

F. Capital share transactions for each class of shares were:

			Year Ended December 31,
		2006		2005
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	2,234,918	119,929	2,343,255	143,535
Issued in Lieu of Cash Distributions	87,971	4,452	62,461	3,501
Redeemed	(1,845,187)	(99,197)	(1,961,357)	(118,712)
Net Increase (Decrease)—Investor Shares	477,702	25,184	444,359	28,324
Admiral Shares
Issued	1,485,862	17,560	1,882,362	25,010
Issued in Lieu of Cash Distributions	46,434	518	28,432	351
Redeemed	(708,456)	(8,322)	(491,301)	(6,570)
Net Increase (Decrease)—Admiral Shares	823,840	9,756	1,419,493	18,791
Institutional Shares
Issued	1,642,656	87,622	1,028,175	61,469
Issued in Lieu of Cash Distributions	57,275	2,891	28,122	1,572
Redeemed	(398,768)	(21,224)	(488,402)	(29,833)
Net Increase (Decrease)—Institutional Shares	1,301,163	69,289	567,895	33,208
ETF Shares
Issued	2,782,508	39,966	1,666,705	27,359
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(2,398,598)	(34,300)	(784,363)	(12,200)
Net Increase (Decrease)—ETF Shares	383,910	5,666	882,342	15,159

G. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements. FIN 48 will be effective for the fund’s fiscal year ending December 31, 2007. Management is in the process of analyzing the fund’s tax positions for purposes of implementing FIN 48; based on the analysis completed to date, management does not believe the adoption of FIN 48 will result in any material impact to the fund’s financial statements.

46

Mid-Cap Growth Index Fund

Fund Profile

As of December 31, 2006

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	240	240	4,964
Median Market Cap	$6.7B	$6.7B	$30.7B
Price/Earnings Ratio	23.0x	23.0x	18.0x
Price/Book Ratio	3.9x	3.9x	2.8x
Yield		0.5%	1.7%
Investor Shares	0.4%[3]
ETF Shares	0.6%[3]
Return on Equity	17.6%	17.6%	17.8%
Earnings Growth Rate	23.2%	23.2%	18.5%
Foreign Holdings	0.5%	0.5%	1.1%
Turnover Rate	20%	—	—
Expense Ratio		—	—
Investor Shares	0.26%[3]
ETF Shares	0.13%[3]
Short-Term Reserves	1%	—	—

Sector Diversification (% of portfolio)
		Target	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	18%	18%	12%
Consumer Staples	2	2	9
Energy	10	11	9
Financials	9	9	23
Health Care	15	15	12
Industrials	15	15	11
Information Technology	21	21	15
Materials	4	4	3
Telecommunication
Services	2	2	3
Utilities	3	3	3
Short-Term Reserves	1%	—	—

Ten Largest Holdings[4] (% of total net assets)

AES Corp.	independent power producers and energy traders	1.2%
Liberty Media Corp.–Capital Series A	broadcasting and cable tv	1.1
Hilton Hotels Corp.	hotels, resorts, and cruise lines	1.1
NVIDIA Corp.	semiconductors	1.0
General Growth Properties Inc. REIT	retail REITs	1.0
T. Rowe Price Group Inc.	asset management and custody banks	0.9
Cognizant Technology Solutions Corp.	IT consulting and services	0.9
Rockwell Collins, Inc.	aerospace and defense	0.9
Office Depot, Inc.	specialty stores	0.9
National Oilwell Varco Inc.	oil and gas equipment and services	0.9
Top Ten		9.9%

Investment Focus

1	MSCI US Mid Cap Growth Index.
2	Dow Jones Wilshire 5000 Index.
3	Annualized since inception: for Investor Shares, August 24, 2006; for ETF Shares, August 17, 2006.
4	“Ten Largest Holdings” excludes any temporary cash investments and equity index products. See page 78 for a glossary of investment terms.

47

Mid-Cap Growth Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

	Average Annual Total Returns
	Periods Ended December 31, 2006	Final Value
	Since	of a $10,000
	Inception[1]	Investment
Mid-Cap Growth Index Fund Investor Shares[2]	9.30%	$10,930
Dow Jones Wilshire 5000 Index	10.98	11,098
MSCI US Mid Cap Growth Index	9.34	10,934
Average Mid-Cap Growth Fund[3]	10.34	11,034

		Final Value
	Since	of a $10,000
	Inception[1]	Investment
Mid-Cap Growth Index Fund ETF Shares Net Asset Value	7.78%	$10,778
Dow Jones Wilshire 5000 Index	10.55	11,055
MSCI US Mid Cap Growth Index	7.79	10,779

Cumulative Returns of ETF Shares: August 17, 2006[1]–December 31, 2006
Cumulative
Since Inception
Mid-Cap Growth Index Fund ETF Shares Market Price	7.86%
Mid-Cap Growth Index Fund ETF Shares Net Asset Value	7.78
MSCI US Mid Cap Growth Index	7.79

1	Inception dates are: for Investor Shares, August 24, 2006; for ETF Shares, August 17, 2006.
2	Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
3	Derived from data provided by Lipper Inc.

48

Mid-Cap Growth Index Fund

Fiscal Year Total Returns (%): August 24, 2006–December 31, 2006

Note: See Financial Highlights tables on pages 56 and 57 for dividend and capital gains information.

49

Mid-Cap Growth Index Fund

Financial Statements

Statement of Net Assets

As of December 31, 2006

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Common Stocks (100.2%)
Consumer Discretionary (18.0%)
* Liberty Media Corp.–Capital Series A	5,232	513
Hilton Hotels Corp.	14,263	498
* Office Depot, Inc.	11,025	421
Nordstrom, Inc.	7,990	394
* Univision Communications Inc.	8,390	297
Garmin Ltd.	4,641	258
* AutoZone Inc.	2,169	251
Harman International Industries, Inc.	2,468	247
American Eagle Outfitters, Inc.	7,792	243
Abercrombie & Fitch Co.	3,435	239
Cablevision Systems NY Group Class A	8,385	239
Black & Decker Corp.	2,874	230
* CarMax, Inc.	4,144	222
* Apollo Group, Inc. Class A	5,690	222
Darden Restaurants Inc.	5,386	216
Tim Hortons, Inc.	7,426	215
* Lamar Advertising Co. Class A	3,205	210
Polo Ralph Lauren Corp.	2,377	185
Wynn Resorts Ltd.	1,958	184
* Sirius Satellite Radio, Inc.	48,997	173
* R.H. Donnelley Corp.	2,739	172
Ross Stores, Inc.	5,562	163
Station Casinos, Inc.	1,980	162
* Discovery Holding Co. Class A	9,957	160
PetSmart, Inc.	5,477	158
* XM Satellite Radio Holdings, Inc.	10,495	152
Advance Auto Parts, Inc.	4,068	145
Brinker International, Inc.	4,728	143
* Chico’s FAS, Inc.	6,786	140
Tiffany & Co.	3,541	139
* Interpublic Group of Cos., Inc.	11,174	137
Williams-Sonoma, Inc.	3,719	117
Boyd Gaming Corp.	2,199	100

		Market
		Value•
	Shares	($000)
Weight Watchers International, Inc.	1,887	99
NTL Inc.	3,721	94
* Career Education Corp.	3,649	90
* Urban Outfitters, Inc.	3,827	88
E.W. Scripps Co. Class A	1,721	86
* Getty Images, Inc.	1,972	84
Gentex Corp.	5,406	84
RadioShack Corp.	5,000	84
Family Dollar Stores, Inc.	2,794	82
* NVR, Inc.	115	74
* DreamWorks Animation SKG, Inc.	1,619	48
Circuit City Stores, Inc.	2,347	45
Dow Jones & Co., Inc.	716	27
International Speedway Corp.	403	21
		8,351
Consumer Staples (1.7%)
Whole Foods Market, Inc.	5,475	257
The Estee Lauder Cos. Inc.Class A	4,649	190
* Energizer Holdings, Inc.	2,110	150
Brown-Forman Corp. Class B	1,166	77
* Dean Foods Co.	1,816	77
McCormick & Co., Inc.	1,626	63
		814
Energy (10.8%)
* National Oilwell Varco Inc.	6,826	418
Peabody Energy Corp.	10,290	416
Noble Corp.	5,325	405
* Nabors Industries, Inc.	11,640	347
BJ Services Co.	11,643	341
Smith International, Inc.	7,842	322
* Ultra Petroleum Corp.	5,993	286
GlobalSantaFe Corp.	4,651	273
* Cameron International Corp.	4,356	231
* Southwestern Energy Co.	6,545	229
CONSOL Energy, Inc.	7,137	229
* Grant Prideco, Inc.	5,081	202
Diamond Offshore Drilling, Inc.	2,524	202

50

Mid-Cap Growth Index Fund

		Market
		Value•
	Shares	($000)
ENSCO International, Inc.	3,899	195
Arch Coal, Inc.	5,569	167
* FMC Technologies Inc.	2,669	164
* Pride International, Inc.	4,144	124
Murphy Oil Corp.	2,273	116
Sunoco, Inc.	1,764	110
Patterson-UTI Energy, Inc.	4,220	98
Rowan Cos., Inc.	2,816	93
* CNX Gas Corp.	1,171	30
		4,998
Financials (9.1%)
General Growth
Properties Inc. REIT	8,452	441
T. Rowe Price Group Inc.	9,675	423
* E*TRADE Financial Corp.	16,625	373
* CB Richard Ellis Group, Inc.	7,399	246
W.R. Berkley Corp.	6,314	218
TD Ameritrade Holding Corp.	11,815	191
Leucadia National Corp.	6,293	177
* Markel Corp.	355	170
Public Storage, Inc. REIT	1,723	168
* Realogy Corp.	5,460	166
Nuveen Investments, Inc.Class A	3,075	160
Eaton Vance Corp.	4,743	157
* IntercontinentalExchange Inc.	1,420	153
SEI Investments Co.	2,559	152
The St. Joe Co.	2,725	146
Brown & Brown, Inc.	4,627	131
* CBOT Holdings, Inc. Class A	829	126
* Nasdaq Stock Market Inc.	3,711	114
Investors Financial Services Corp.	2,576	110
The First Marblehead Corp.	1,854	101
Forest City Enterprise Class A	1,620	95
SL Green Realty Corp. REIT	672	89
Federated Investors, Inc.	1,612	54
People’s Bank	785	35
Erie Indemnity Co. Class A	572	33
		4,229
Health Care (15.2%)
* Laboratory Corp. of
America Holdings	4,874	358
* Humana Inc.	6,424	355
C.R. Bard, Inc.	4,029	334
* Express Scripts Inc.	4,558	326
* Coventry Health Care Inc.	6,188	310
* MedImmune Inc.	9,325	302
* Sepracor Inc.	4,240	261
Applera Corp.–Applied Biosystems Group	7,066	259
* Varian Medical Systems, Inc.	5,057	241
* DaVita, Inc.	4,020	229
* Health Net Inc.	4,514	220
IMS Health, Inc.	7,823	215
* Barr Pharmaceuticals Inc.	3,947	198

		Market
		Value•
	Shares	($000)
* Waters Corp.	3,964	194
AmerisourceBergen Corp.	3,912	176
* Vertex Pharmaceuticals, Inc.	4,647	174
* Amylin Pharmaceuticals, Inc.	4,808	173
DENTSPLY International Inc.	5,679	170
* Henry Schein, Inc.	3,432	168
* Cephalon, Inc.	2,373	167
Mylan Laboratories, Inc.	8,206	164
* Patterson Cos.	4,347	154
* Covance, Inc.	2,467	145
* Lincare Holdings, Inc.	3,625	144
* Millipore Corp.	2,064	137
* Endo Pharmaceuticals Holdings, Inc.	4,905	135
* Community Health Systems, Inc.	3,688	135
Manor Care, Inc.	2,859	134
* Millennium Pharmaceuticals, Inc.	12,214	133
Pharmaceutical Product Development, Inc.	4,111	132
* Intuitive Surgical, Inc.	1,357	130
* Tenet Healthcare Corp.	18,425	128
* Hospira, Inc.	3,792	127
Universal Health Services Class B	2,073	115
* Kinetic Concepts, Inc.	1,954	77
* ImClone Systems, Inc.	2,630	70
Brookdale Senior Living Inc.	1,386	67
Omnicare, Inc.	1,666	64
* Abraxis Bioscience, Inc.	950	26
		7,047
Industrials (15.3%)
Rockwell Collins, Inc.	6,671	422
Precision Castparts Corp.	5,273	413
Rockwell Automation, Inc.	6,505	397
ITT Industries, Inc.	6,829	388
L-3 Communications Holdings, Inc.	4,549	372
Expeditors International of Washington, Inc.	8,301	336
American Standard Cos., Inc.	7,027	322
Fluor Corp.	3,417	279
C.H. Robinson Worldwide Inc.	6,249	256
* AMR Corp.	8,265	250
Cummins Inc.	2,046	242
Robert Half International, Inc.	6,351	236
Joy Global Inc.	4,811	233
* Monster Worldwide Inc.	4,573	213
Cintas Corp.	5,317	211
* The Dun & Bradstreet Corp.	2,431	201
Equifax, Inc.	4,949	201
* McDermott International, Inc.	3,830	195
* Jacobs Engineering Group Inc.	2,278	186
* UAL Corp.	4,201	185
Fastenal Co.	4,978	179
Roper Industries Inc.	3,387	170
* USG Corp.	2,608	143

51

Mid-Cap Growth Index Fund

		Market
		Value•
Shares		($000)
Oshkosh Truck Corp.	2,854	138
The Corporate Executive Board Co.	1,561	137
American Power Conversion Corp.	4,350	133
* ChoicePoint Inc.	3,319	131
* Alliant Techsystems, Inc.	1,356	106
Republic Services, Inc. Class A	2,576	105
Aramark Corp. Class B	3,131	105
J.B. Hunt Transport Services, Inc.	4,260	88
Pall Corp.	2,421	84
* Hertz Global Holdings Inc.	1,821	32
		7,089
Information Technology (21.2%)
* NVIDIA Corp.	13,033	482
* Cognizant Technology Solutions Corp.	5,484	423
* Micron Technology, Inc.	28,405	397
KLA-Tencor Corp.	7,748	385
* SanDisk Corp.	8,794	378
* Autodesk, Inc.	8,951	362
* Fiserv, Inc.	6,781	355
* NCR Corp.	7,019	300
National Semiconductor Corp.	12,638	287
* Lexmark International, Inc.	3,911	286
* LAM Research Corp.	5,534	280
* Altera Corp.	14,007	276
* Akamai Technologies, Inc.	5,161	274
* MEMC Electronic Materials, Inc.	6,931	271
MasterCard, Inc. Class A	2,635	260
* BMC Software, Inc.	7,949	256
Harris Corp.	5,238	240
* VeriSign, Inc.	9,480	228
* Avaya Inc.	15,963	223
Amphenol Corp.	3,470	215
* Affiliated Computer Services, Inc. Class A	4,360	213
* Citrix Systems, Inc.	7,112	192
* Activision, Inc.	10,852	187
* BEA Systems, Inc.	14,416	181
* McAfee Inc.	6,190	176
* Western Digital Corp.	8,561	175
Jabil Circuit, Inc.	6,996	172
CDW Corp.	2,427	171
* Iron Mountain, Inc.	4,112	170
* Alliance Data Systems Corp.	2,651	166
* Red Hat, Inc.	7,036	162
Symbol Technologies, Inc.	9,813	147
* QLogic Corp.	6,212	136
* DST Systems, Inc.	2,170	136
* CheckFree Corp.	2,995	120
* Teradyne, Inc.	7,650	114
* NAVTEQ Corp.	3,265	114
* salesforce.com, Inc.	3,039	111
Fidelity National Information Services, Inc.	2,711	109

		Market
		Value•
	Shares	($000)
* Comverse Technology, Inc.	5,123	108
* Ceridian Corp.	3,491	98
* Flextronics International Ltd.	8,155	94
* Zebra Technologies Corp.Class A	2,605	91
Molex, Inc.	2,323	73
* International Rectifier Corp.	1,817	70
* JDS Uniphase Corp.	4,113	69
* Hewitt Associates, Inc.	2,576	66
Total System Services, Inc.	1,550	41
		9,840
Materials (4.0%)
Freeport-McMoRan
Copper & Gold, Inc. Class B	7,301	407
Allegheny Technologies Inc.	3,330	302
Sealed Air Corp.	3,168	206
* Pactiv Corp.	5,339	191
Martin Marietta Materials, Inc.	1,759	183
Ball Corp.	3,854	168
* Titanium Metals Corp.	3,461	102
Sigma-Aldrich Corp.	1,300	101
* The Mosaic Co.	3,859	82
* Owens-Illinois, Inc.	2,933	54
* Huntsman Corp.	2,506	48
		1,844
Telecommunication Services (1.9%)
* NII Holdings Inc.	5,411	349
* Crown Castle International Corp.	7,823	253
* Level 3 Communications, Inc.	38,924	218
* U.S. Cellular Corp.	637	44
		864
Utilities (3.0%)
* AES Corp.	25,740	567
* Allegheny Energy, Inc.	6,415	295
Questar Corp.	3,343	278
Constellation Energy Group, Inc.	2,448	169
Equitable Resources, Inc.	2,205	92
		1,401
Total Common Stocks
(Cost $45,187)		46,477
Temporary Cash Investment (1.2%)
[1] Vanguard Market
Liquidity Fund, 5.294%
(Cost $584)	584,084	584
Total Investments (101.4%)
(Cost $45,771)		47,061
Other Assets and Liabilities (–1.4%)
Other Assets—Note B		232
Liabilities		(899)
		(667)
Net Assets (100%)		46,394

52

Mid-Cap Growth Index Fund

At December 31, 2006, net assets consisted of:[2]
Amount
($000)
Paid-in Capital	45,471
Undistributed Net Investment Income	14
Accumulated Net Realized Losses	(381)
Unrealized Appreciation	1,290
Net Assets	46,394

Investor Shares—Net Assets
Applicable to 1,112,981 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	24,242
Net Asset Value Per Share—
Investor Shares	$21.78

ETF Shares—Net Assets
Applicable to 400,199 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	22,152
Net Asset Value Per Share—
ETF Shares	$55.35

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	See Note C in Notes to Financial Statements for the tax-basis components of net assets.

REIT—Real Estate Investment Trust.

53

Mid-Cap Growth Index Fund

Statement of Operations

August 17[1] to
December 31, 2006
($000)
Investment Income
Income
Dividends	198
Interest[2]	10
Total Income	208
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1
Management and Administrative
Investor Shares	—
ETF Shares	—
Marketing and Distribution
Investor Shares	—
ETF Shares	2
Custodian Fees	9
Auditing Fees	14
Shareholders’ Reports
Investor Shares	—
ETF Shares	—
Trustees’ Fees and Expenses	—
Total Expenses	26
Net Investment Income	182
Realized Net Gain (Loss) on Investment Securities Sold	1,839
Change in Unrealized Appreciation (Depreciation) of Investment Securities	1,290
Net Increase (Decrease) in Net Assets Resulting from Operations	3,311

1 Inception.

2	Interest income from an affiliated company of the fund was $10,000.

54

Mid-Cap Growth Index Fund

Statement of Changes in Net Assets

August 17[1] to
December 31, 2006
($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	182
Realized Net Gain (Loss)	1,839
Change in Unrealized Appreciation (Depreciation)	1,290
Net Increase (Decrease) in Net Assets Resulting from Operations	3,311
Distributions
Net Investment Income
Investor Shares	(84)
ETF Shares	(84)
Realized Capital Gain
Investor Shares	—
ETF Shares	—
Total Distributions	(168)
Capital Share Transactions—Note E
Investor Shares	23,964
ETF Shares	19,287
Net Increase (Decrease) from Capital Share Transactions	43,251
Total Increase (Decrease)	46,394
Net Assets
Beginning of Period	—
End of Period[2]	46,394

1 Inception.

2	Net Assets—End of Period includes undistributed (overdistributed) net investment income of $14,000.

55

Mid-Cap Growth Index Fund

Financial Highlights

Investor Shares

August 24[1] to
December 31,
For a Share Outstanding Throughout the Period	2006
Net Asset Value, Beginning of Period	$20.00
Investment Operations
Net Investment Income	.09
Net Realized and Unrealized Gain (Loss) on Investments	1.77
Total from Investment Operations	1.86
Distributions
Dividends from Net Investment Income	(.08)
Distributions from Realized Capital Gains	—
Total Distributions	(.08)
Net Asset Value, End of Period	$21.78

Total Return[2]	9.30%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$24
Ratio of Total Expenses to Average Net Assets	0.26%*
Ratio of Net Investment Income to Average Net Assets	1.00%*
Portfolio Turnover Rate[3]	20%

1	Inception.
2	Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
*	Annualized.

56

Mid-Cap Growth Index Fund

ETF Shares

August 17[1] to
December 31,
For a Share Outstanding Throughout the Period	2006
Net Asset Value, Beginning of Period	$51.55
Investment Operations
Net Investment Income	.228
Net Realized and Unrealized Gain (Loss) on Investments	3.783
Total from Investment Operations	4.011
Distributions
Dividends from Net Investment Income	(.211)
Distributions from Realized Capital Gains	—
Total Distributions	(.211)
Net Asset Value, End of Period	$55.35

Total Return	7.78%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$22
Ratio of Total Expenses to Average Net Assets	0.13%*
Ratio of Net Investment Income to Average Net Assets	1.13%*
Portfolio Turnover Rate[2]	20%

1	Inception.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
*	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

57

Mid-Cap Growth Index Fund

Notes to Financial Statements

Vanguard Mid-Cap Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and ETF Shares. Investor Shares were first issued on August 24, 2006, and are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares were first issued on August 17, 2006, and first offered to the public on August 24, 2006. ETF Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1 Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2006, the fund had contributed capital of $5,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.005% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

58

Mid-Cap Growth Index Fund

During the period ended December 31, 2006, the fund realized $2,220,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2006, the fund had $12,000 of ordinary income available for distribution. The fund had available realized losses of $374,000 to offset future net capital gains of $35,000 through December 31, 2014, and $339,000 through December 31, 2015.

At December 31, 2006, the cost of investment securities for tax purposes was $45,771,000. Net unrealized appreciation of investment securities for tax purposes was $1,290,000, consisting of unrealized gains of $2,615,000 on securities that had risen in value since their purchase and $1,325,000 in unrealized losses on securities that had fallen in value since their purchase.

D. During the period ended December 31, 2006, the fund purchased $74,411,000 of investment securities and sold $31,064,000 of investment securities other than temporary cash investments.

E. Capital share transactions for each class of shares were:

	Inception[1] to
	December 31, 2006
	Amount	Shares
	($000)	(000)
Investor Shares
Issued	25,082	1,165
Issued in Lieu of Cash Distributions	75	3
Redeemed	(1,193)	(55)
Net Increase (Decrease)—Investor Shares	23,964	1,113
ETF Shares
Issued	41,642	800
Issued in Lieu of Cash Distributions	—	—
Redeemed	(22,355)	(400)
Net Increase (Decrease)—ETF Shares	19,287	400

F. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements. FIN 48 will be effective for the fund’s fiscal year ending December 31, 2007. Management is in the process of analyzing the fund’s tax positions for purposes of implementing FIN 48; based on the analysis completed to date, management does not believe the adoption of FIN 48 will result in any material impact to the fund’s financial statements.

1	Inception was August 24, 2006, for Investor Shares and August 17, 2006, for ETF Shares.

59

Mid-Cap Value Index Fund

Fund Profile

As of December 31, 2006

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	254	254	4,964
Median Market Cap	$6.5B	$6.5B	$30.7B
Price/Earnings Ratio	16.4x	16.4x	18.0x
Price/Book Ratio	2.0x	2.1x	2.8x
Yield		2.0%	1.7%
Investor Shares	1.9%[3]
ETF Shares	2.0%[3]
Return on Equity	13.5%	13.6%	17.8%
Earnings Growth Rate	13.2%	13.6%	18.5%
Foreign Holdings	0.7%	0.7%	1.1%
Turnover Rate	16%	—	—
Expense Ratio		—	—
Investor Shares	0.26%[3]
ETF Shares	0.13%[3]
Short-Term Reserves	1%	—	—

Sector Diversification (% of portfolio)
		Target	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	16%	16%	12%
Consumer Staples	5	5	9
Energy	8	8	9
Financials	36	37	23
Health Care	3	3	12
Industrials	7	7	11
Information Technology	7	7	15
Materials	5	5	3
Telecommunication Services	3	3	3
Utilities	9	9	3
Short-Term Reserves	1%	—	—

Ten Largest Holdings[4] (% of total net assets)

ProLogis REIT	industrial REITs	1.2%
Seagate Technology	computer storage and peripherals	1.1
Chesapeake Energy Corp.	oil and gas exploration and production	1.1
Hess Corp.	integrated oil and gas	1.0
Archstone-Smith Trust REIT	residential REITs	1.0
Boston Properties, Inc. REIT	office REITs	1.0
Host Hotels & Resorts Inc. REIT	specialized REITs	1.0
Ameriprise Financial, Inc.	asset management and custody banks	1.0
CIT Group Inc.	specialized finance	0.9
El Paso Corp.	oil and gas storage and transportation	0.9
Top Ten		10.2%

Investment Focus

1	MSCI US Mid Cap Value Index.
2	Dow Jones Wilshire 5000 Index.
3	Annualized since inception: for Investor Shares, August 24, 2006; for ETF Shares, August 17, 2006.
4	“Ten Largest Holdings” excludes any temporary cash investments and equity index products. See page 78 for a glossary of investment terms.

60

Mid-Cap Value Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

	Average Annual Total Returns
	Periods Ended December 31, 2006	Final Value
	Since	of a $10,000
	Inception[1]	Investment
Mid-Cap Value Index Fund Investor Shares[2]	12.40%	$11,240
Dow Jones Wilshire 5000 Index	10.98	11,098
MSCI US Mid Cap Value Index	12.52	11,252
Average Mid-Cap Value Fund[3]	11.67	11,167

		Final Value
	Since	of a $10,000
	Inception[1]	Investment
Mid-Cap Value Index Fund ETF Shares Net Asset Value	11.84%	$11,184
Dow Jones Wilshire 5000 Index	10.55	11,055
MSCI US Mid Cap Value Index	11.90	11,190

Cumulative Returns of ETF Shares: August 17, 2006[1]—December 31, 2006
Cumulative
Since Inception
Mid-Cap Value Index Fund ETF Shares Market Price	11.90
Mid-Cap Value Index Fund ETF Shares Net Asset Value	11.84
MSCI US Mid Cap Value Index	11.90

1	Inception dates are: for Investor Shares, August 24, 2006; for ETF Shares, August 17, 2006.
2	Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
3	Derived from data provided by Lipper Inc.

61

Mid-Cap Value Index Fund

Fiscal Year Total Returns (%): August 24, 2006–December 31, 2006

Note: See Financial Highlights tables on pages 69 and 70 for dividend and capital gains information.

62

Mid-Cap Value Index Fund

Financial Statements

Statement of Net Assets

As of December 31, 2006

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Common Stocks (99.9%)
Consumer Discretionary (16.3%)
Mattel, Inc.	34,324	778
Genuine Parts Co.	15,556	738
Newell Rubbermaid, Inc.	25,144	728
D. R. Horton, Inc.	25,590	678
Eastman Kodak Co.	26,084	673
Sherwin-Williams Co.	10,479	666
VF Corp.	8,058	661
Pulte Homes, Inc.	19,685	652
H & R Block, Inc.	27,997	645
Centex Corp.	10,763	606
Lennar Corp. Class A	11,507	604
Whirlpool Corp.	7,104	590
* Wyndham Worldwide Corp.	18,195	583
Royal Caribbean Cruises, Ltd.	11,342	469
* Expedia, Inc.	22,130	464
Dollar General Corp.	26,914	432
NTL Inc.	16,309	412
Liz Claiborne, Inc.	9,370	407
Leggett & Platt, Inc.	16,407	392
* Idearc Inc.	13,247	380
Washington Post Co. Class B	502	374
* Mohawk Industries, Inc.	4,921	368
Hasbro, Inc.	13,371	364
KB Home	7,050	362
ServiceMaster Co.	26,415	346
Jones Apparel Group, Inc.	10,247	343
* Toll Brothers, Inc.	10,455	337
The Stanley Works	6,615	333
Foot Locker, Inc.	14,131	310
BorgWarner, Inc.	5,212	308
New York Times Co. Class A	12,395	302
* AutoNation, Inc.	13,542	289
Wendy’s International, Inc.	8,683	287
* Dollar Tree Stores, Inc.	9,022	272
Brunswick Corp.	8,423	269
OSI Restaurant Partners, Inc.	6,086	239
The McClatchy Co. Class A	5,057	219
E.W. Scripps Co. Class A	4,033	201
Circuit City Stores, Inc.	10,278	195

		Market
		Value•
	Shares	($000)
Family Dollar Stores, Inc.	6,543	192
Tiffany & Co.	4,472	175
* Interpublic Group of Cos., Inc.	14,017	172
Dow Jones & Co., Inc.	3,172	121
Regal Entertainment Group Class A	4,757	101
* NVR, Inc.	142	92
International Speedway Corp.	1,770	90
		18,219
Consumer Staples (5.1%)
UST, Inc.	14,604	850
Bunge Ltd.	10,867	788
SuperValu Inc.	19,218	687
* Constellation Brands, Inc.Class A	18,220	529
Molson Coors Brewing Co.Class B	6,411	490
The Pepsi Bottling Group, Inc.	12,762	394
Tyson Foods, Inc.	22,950	378
* Dean Foods Co.	7,880	333
McCormick & Co., Inc.	6,975	269
Hormel Foods Corp.	6,887	257
J.M. Smucker Co.	4,931	239
* Smithfield Foods, Inc.	9,090	233
PepsiAmericas, Inc.	5,853	123
Brown-Forman Corp. Class B	1,467	97
		5,667
Energy (7.4%)
Chesapeake Energy Corp.	40,310	1,171
Hess Corp.	22,925	1,136
El Paso Corp.	63,193	966
Noble Energy, Inc.	16,036	787
GlobalSantaFe Corp.	10,826	636
* Newfield Exploration Co.	11,874	546
Murphy Oil Corp.	9,926	505
Sunoco, Inc.	7,698	480
Pioneer Natural Resources Co.	11,327	450
Tesoro Petroleum Corp.	6,198	408
Cimarex Energy Co.	7,513	274
Pogo Producing Co.	5,272	255

63

Mid-Cap Value Index Fund

		Market
		Value•
	Shares	($000)
ENSCO International, Inc.	4,879	244
* Pride International, Inc.	5,187	156
Patterson-UTI Energy, Inc.	5,098	118
Rowan Cos., Inc.	3,389	112
		8,244
Financials (36.3%)
ProLogis REIT	22,256	1,352
Archstone-Smith Trust REIT	19,454	1,132
Boston Properties, Inc. REIT	9,860	1,103
Host Hotels &Resorts Inc. REIT	44,895	1,102
Ameriprise Financial, Inc.	19,920	1,086
CIT Group Inc.	18,055	1,007
Kimco Realty Corp. REIT	20,418	918
MBIA, Inc.	12,237	894
Avalonbay Communities, Inc.REIT	6,759	879
Sovereign Bancorp, Inc.	34,503	876
Ambac Financial Group, Inc.	9,618	857
Zions Bancorp	9,203	759
Synovus Financial Corp.	23,539	726
Public Storage, Inc. REIT	7,431	725
Hudson City Bancorp, Inc.	49,132	682
Cincinnati Financial Corp.	14,944	677
Compass Bancshares Inc.	11,162	666
Safeco Corp.	10,566	661
Plum Creek Timber Co. Inc.REIT	16,274	649
Health Care Properties Investors REIT	17,613	648
UnumProvident Corp.	31,103	646
Developers Diversified Realty Corp. REIT	9,965	627
American Capital Strategies, Ltd.	12,913	597
Everest Re Group, Ltd.	5,899	579
Torchmark Corp.	8,985	573
Commerce Bancorp, Inc.	16,089	567
The Macerich Co. REIT	6,521	565
iStar Financial Inc. REIT	11,337	542
Assurant, Inc.	9,747	539
Mercantile Bankshares Corp.	11,385	533
Duke Realty Corp. REIT	12,269	502
Apartment Investment &Management Co.Class A REIT	8,843	495
Regency Centers Corp. REIT	6,243	488
Huntington Bancshares Inc.	20,492	487
MGIC Investment Corp.	7,670	480
AMB Property Corp. REIT	8,027	470
Old Republic International Corp.	19,845	462
Fidelity National Financial, Inc.Class A	18,945	452
First Horizon National Corp.	10,694	447
A.G. Edwards & Sons, Inc.	6,934	439
Allied Capital Corp.	13,214	432

		Market
		Value•
	Shares	($000)
Popular, Inc.	24,037	431
Federal Realty Investment Trust REIT	5,002	425
Axis Capital Holdings Ltd.	12,428	415
Janus Capital Group Inc.	18,769	405
Liberty Property Trust REIT	8,176	402
Radian Group, Inc.	7,420	400
White Mountains Insurance Group Inc.	686	397
United Dominion Realty Trust REIT	12,226	389
New York Community Bancorp, Inc.	24,117	388
SL Green Realty Corp. REIT	2,924	388
Camden Property Trust REIT	5,121	378
Associated Banc-Corp.	10,806	377
RenaissanceRe Holdings Ltd.	6,215	373
Hospitality Properties Trust REIT	7,837	372
The PMI Group Inc.	7,856	371
PartnerRe Ltd.	5,159	366
Ventas, Inc. REIT	8,502	360
Weingarten Realty Investors REIT	7,333	338
TD Banknorth, Inc.	10,351	334
Colonial BancGroup, Inc.	12,654	326
First American Corp.	7,461	303
* AmeriCredit Corp.	11,847	298
TCF Financial Corp.	10,712	294
Protective Life Corp.	6,033	287
CapitalSource Inc. REIT	10,369	283
* Arch Capital Group Ltd.	4,030	272
Nationwide Financial Services, Inc.	4,880	264
City National Corp.	3,713	264
Fulton Financial Corp.	15,753	263
Commerce Bancshares, Inc.	5,377	260
Astoria Financial Corp.	8,218	248
Unitrin, Inc.	4,332	217
* Realogy Corp.	6,839	207
Erie Indemnity Co. Class A	2,989	173
Transatlantic Holdings, Inc.	2,397	149
People’s Bank	3,322	148
Mercury General Corp.	2,485	131
Federated Investors, Inc.	3,829	129
Forest City Enterprise Class A	2,060	120
BOK Financial Corp.	2,127	117
Student Loan Corp.	342	71
		40,454
Health Care (3.3%)
Health Management Associates Class A	21,821	461
AmerisourceBergen Corp.	9,153	411
* King Pharmaceuticals, Inc.	22,078	351
Beckman Coulter, Inc.	5,633	337
* Triad Hospitals, Inc.	7,981	334
Hillenbrand Industries, Inc.	5,017	286

64

Mid-Cap Value Index Fund

		Market
		Value•
	Shares	($000)
Omnicare, Inc.	7,164	277
* Invitrogen Corp.	4,858	275
* Charles River Laboratories, Inc.	6,205	268
Bausch & Lomb, Inc.	4,871	254
* Watson Pharmaceuticals, Inc.	8,821	230
* Hospira, Inc.	4,743	159
		3,643
Industrials (7.3%)
Dover Corp.	18,481	906
Parker Hannifin Corp.	10,925	840
Cooper Industries, Inc. Class A	8,312	752
R.R. Donnelley & Sons Co.	19,641	698
* Terex Corp.	9,199	594
Manpower Inc.	7,869	590
Avery Dennison Corp.	8,473	576
Goodrich Corp.	10,760	490
W.W. Grainger, Inc.	6,838	478
* Allied Waste Industries, Inc.	26,737	329
SPX Corp.	5,254	321
Pentair, Inc.	8,726	274
Republic Services, Inc. Class A	5,989	244
* US Airways Group Inc.	4,304	232
Hubbell Inc. Class B	4,757	215
Pall Corp.	5,671	196
American Power Conversion Corp.	5,452	167
Aramark Corp. Class B	3,922	131
* Hertz Global Holdings Inc.	4,118	72
		8,105
Information Technology (7.2%)
Seagate Technology	48,193	1,277
* Computer Sciences Corp.	15,593	832
Microchip Technology, Inc.	19,517	638
* Cadence Design Systems, Inc.	25,479	456
Fidelity National
Information Services, Inc.	11,232	450
* Flextronics International Ltd.	35,739	410
* Tellabs, Inc.	38,626	396
* Novellus Systems, Inc.	11,193	385
Sabre Holdings Corp.	12,056	384
* Arrow Electronics, Inc.	11,093	350
* LSI Logic Corp.	36,291	327
Intersil Corp.	12,753	305
* Compuware Corp.	33,835	282
Diebold, Inc.	5,962	278
* Solectron Corp.	82,460	266
* Ingram Micro, Inc. Class A	12,730	260
Molex, Inc. Class A	7,272	201
* JDS Uniphase Corp.	9,568	159
* Comverse Technology, Inc.	6,425	136
* Ceridian Corp.	4,421	124
* International Rectifier Corp.	2,186	84
AVX Corp.	5,249	78
		8,078

		Market
		Value•
	Shares	($000)
Materials (5.3%)
United States Steel Corp.	11,176	817
Vulcan Materials Co.	8,763	788
Lyondell Chemical Co.	20,257	518
MeadWestvaco Corp.	16,453	495
Temple-Inland Inc.	9,876	455
Eastman Chemical Co.	7,471	443
Ashland, Inc.	5,812	402
International Flavors &Fragrances, Inc.	7,000	344
Sonoco Products Co.	8,554	326
Bemis Co., Inc.	9,522	324
* Smurfit-Stone Container Corp.	23,133	244
Sigma-Aldrich Corp.	3,015	234
Chemtura Corp.	21,854	210
* Owens-Illinois, Inc.	6,975	129
* The Mosaic Co.	4,880	104
* Huntsman Corp.	3,099	59
		5,892
Telecommunication Services (2.4%)
Embarq Corp.	13,541	712
Windstream Corp.	43,013	612
CenturyTel, Inc.	10,043	438
Citizens Communications Co.	29,137	419
Telephone & Data Systems, Inc.	4,672	254
Telephone & Data Systems, Inc.–Special Common Shares	4,709	234
		2,669
Utilities (9.3%)
Xcel Energy, Inc.	36,863	850
DTE Energy Co.	16,142	781
* Mirant Corp.	23,339	737
Constellation Energy Group, Inc.	10,604	730
* NRG Energy, Inc.	11,820	662
KeySpan Corp.	15,893	654
NiSource, Inc.	24,772	597
Wisconsin Energy Corp.	10,623	504
Pinnacle West Capital Corp.	9,034	458
Pepco Holdings, Inc.	17,318	450
CenterPoint Energy Inc.	26,897	446
ONEOK, Inc.	10,142	437
SCANA Corp.	10,009	407
Alliant Energy Corp.	10,695	404
* Reliant Energy, Inc.	27,933	397
MDU Resources Group, Inc.	14,724	378
NSTAR	9,701	333
Energy East Corp.	13,415	333
TECO Energy, Inc.	18,973	327
DPL Inc.	10,369	288
Equitable Resources, Inc.	5,207	217
		10,390
Total Common Stocks
(Cost $106,955)		111,361

65

Mid-Cap Value Index Fund

		Market
		Value•
	Shares	($000)
Temporary Cash Investment (1.5%)
[1] Vanguard Market Liquidity
Fund, 5.294%
(Cost $1,637)	1,637,459	1,637
Total Investments (101.4%)
(Cost $108,592)		112,998
Other Assets and Liabilities—Net (–1.4%)		(1,531)
Net Assets (100%)		111,467

Statement of Assets and Liabilities
Assets
Investments in Securites, at Value		112,998
Receivables for Capital Shares Issued		11,475
Other Assets		235
Total Assets		124,708
Liabilities
Payables for Investment
Securities Purchased		(13,154)
Other Liabilities		(87)
Total Liabilities		(13,241)
Net Assets		111,467

At December 31, 2006, net assets consisted of:[2]
Amount
($000)
Paid-in Capital	107,097
Undistributed Net Investment Income	16
Accumulated Net Realized Losses	(52)
Unrealized Appreciation	4,406
Net Assets	111,467

Investor Shares—Net Assets
Applicable to 2,924,096 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	65,331
Net Asset Value Per Share—
Investor Shares	$22.34

ETF Shares—Net Assets
Applicable to 814,091 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	46,136
Net Asset Value Per Share—
ETF Shares	$56.67

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	See Note C in Notes to Financial Statements for the tax-basis components of net assets.

REIT—Real Estate Investment Trust.

66

Mid-Cap Value Index Fund

Statement of Operations

August 17[1] to
December 31, 2006
($000)
Investment Income
Income
Dividends	643
Interest[2]	22
Total Income	665
Expenses
The Vanguard Group—Note B
Investment Advisory Services	3
Management and Administrative
Investor Shares	1
ETF Shares	—
Marketing and Distribution
Investor Shares	—
ETF Shares	3
Custodian Fees	22
Auditing Fees	14
Shareholders’ Reports
Investor Shares	—
ETF Shares	—
Trustees’ Fees and Expenses	—
Total Expenses	43
Net Investment Income	622
Realized Net Gain (Loss) on Investment Securities Sold	1,844
Change in Unrealized Appreciation (Depreciation) of Investment Securities	4,406
Net Increase (Decrease) in Net Assets Resulting from Operations	6,872

1	Inception.
2	Interest income from an affiliated company of the fund was $22,000.

67

Mid-Cap Value Index Fund

Statement of Changes in Net Assets

August 17[1] to
December 31, 2006
($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	622
Realized Net Gain (Loss)	1,844
Change in Unrealized Appreciation (Depreciation)	4,406
Net Increase (Decrease) in Net Assets Resulting from Operations	6,872
Distributions
Net Investment Income
Investor Shares	(347)
ETF Shares	(259)
Realized Capital Gain
Investor Shares	—
ETF Shares	—
Total Distributions	(606)
Capital Share Transactions—Note E
Investor Shares	63,244
ETF Shares	41,957
Net Increase (Decrease) from Capital Share Transactions	105,201
Total Increase (Decrease)	111,467
Net Assets
Beginning of Period	—
End of Period[2]	111,467

1	Inception.
2	Net Assets—End of Period includes undistributed (overdistributed) net investment income of $16,000.

68

Mid-Cap Value Index Fund

Financial Highlights

Investor Shares

August 24[1] to
December 31,
For a Share Outstanding Throughout the Period	2006
Net Asset Value, Beginning of Period	$20.00
Investment Operations
Net Investment Income	.14
Net Realized and Unrealized Gain (Loss) on Investments	2.34
Total from Investment Operations	2.48
Distributions
Dividends from Net Investment Income	(.14)
Distributions from Realized Capital Gains	—
Total Distributions	(.14)
Net Asset Value, End of Period	$22.34

Total Return[2]	12.40%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$65
Ratio of Total Expenses to Average Net Assets	0.26%*
Ratio of Net Investment Income to Average Net Assets	2.50%*
Portfolio Turnover Rate[3]	16%

1	Inception.
2	Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
*	Annualized.

69

Mid-Cap Value Index Fund

ETF Shares

August 17[1] to
December 31,
For a Share Outstanding Throughout the Period	2006
Net Asset Value, Beginning of Period	$51.00
Investment Operations
Net Investment Income	.373
Net Realized and Unrealized Gain (Loss) on Investments	5.661
Total from Investment Operations	6.034
Distributions
Dividends from Net Investment Income	(.364)
Distributions from Realized Capital Gains	—
Total Distributions	(.364)
Net Asset Value, End of Period	$56.67

Total Return	11.84%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$46
Ratio of Total Expenses to Average Net Assets	0.13%*
Ratio of Net Investment Income to Average Net Assets	2.63%*
Portfolio Turnover Rate[2]	16%

1	Inception.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
*	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

70

Mid-Cap Value Index Fund

Notes to Financial Statements

Vanguard Mid-Cap Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and ETF Shares. Investor Shares were first issued on August 24, 2006, and are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares were first issued on August 17, 2006, and first offered to the public on August 24, 2006. ETF Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2006, the fund had contributed capital of $8,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.01% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

71

Mid-Cap Value Index Fund

During the period ended December 31, 2006, the fund realized $1,896,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2006, the fund had $22,000 of ordinary income available for distribution. The fund had available realized losses of $52,000 to offset future net capital gains of $11,000 through December 31, 2014, and $41,000 through December 31, 2015.

At December 31, 2006, the cost of investment securities for tax purposes was $108,592,000. Net unrealized appreciation of investment securities for tax purposes was $4,406,000, consisting of unrealized gains of $5,029,000 on securities that had risen in value since their purchase and $623,000 in unrealized losses on securities that had fallen in value since their purchase.

D. During the period ended December 31, 2006, the fund purchased $135,971,000 of investment securities and sold $30,860,000 of investment securities other than temporary cash investments.

E. Capital share transactions for each class of shares were:

	Inception[1] to
	December 31, 2006
	Amount	Shares
	($000)	(000)
Investor Shares
Issued	65,602	3,032
Issued in Lieu of Cash Distributions	315	14
Redeemed	(2,673)	(122)
Net Increase (Decrease)—Investor Shares	63,244	2,924
ETF Shares
Issued	64,453	1,214
Issued in Lieu of Cash Distributions	—	—
Redeemed	(22,496)	(400)
Net Increase (Decrease)—ETF Shares	41,957	814

F. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements. FIN 48 will be effective for the fund’s fiscal year ending December 31, 2007. Management is in the process of analyzing the fund’s tax positions for purposes of implementing FIN 48; based on the analysis completed to date, management does not believe the adoption of FIN 48 will result in any material impact to the fund’s financial statements.

1	Inception was August 24, 2006, for Investor Shares and August 17, 2006, for ETF Shares.

72

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard Index Funds and Shareholders of Vanguard Extended Market Index Fund, Vanguard Mid-Cap Growth Index Fund, Vanguard Mid-Cap Value Index Fund, and Vanguard Mid-Cap Index Fund:

In our opinion, the accompanying statement of net assets—investments summary, statements of net assets, and statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Extended Market Index Fund, Vanguard Mid-Cap Growth Index Fund, Vanguard Mid-Cap Value Index Fund, and Vanguard Mid-Cap Index Fund (separate funds of Vanguard Index Funds, hereafter referred to as the “Funds”) at December 31, 2006, the results of each of their operations, the changes in each of their net assets, and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the custodian and broker and by agreement to the underlying ownership records for Vanguard Market Liquidity Fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 9, 2007

73

Special 2006 tax information (unaudited) for Vanguard U.S. Stock Index Funds (Mid-Capitalization Portfolios)

This information for the fiscal year ended December 31, 2006, is included pursuant to provisions of the Internal Revenue Code.

The funds distributed qualified dividend income to shareholders during the fiscal year as follows:

Qualified Dividend Income
Index Fund	($000)
Extended Market	122,672
Mid-Cap	208,352
Mid-Cap Growth	168
Mid-Cap Value	423

For corporate shareholders, the percentage of investment income (dividend income plus short-term gains, if any) that qualifies for the dividends-received deduction is as follows:

Index Fund	Percentage
Extended Market	76.3%
Mid-Cap	89.6
Mid-Cap Growth	100.0
Mid-Cap Value	69.6

74

Your Fund’s After-Tax Returns

This table presents returns both before and after taxes for those Mid-Capitalization Stock Index Funds that have at least one year of operating history. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: U.S. Stock Index Funds (Mid-Capitalization Portfolios)
Periods Ended December 31, 2006
	One	Five	Ten
	Year	Years	Years
Extended Market Index Fund Investor Shares[1]
Returns Before Taxes	14.27%	11.95%	9.70%
Returns After Taxes on Distributions	14.00	11.69	8.29
Returns After Taxes on Distributions and Sale of Fund Shares	9.48	10.33	7.79

	One	Five	Since
	Year	Years	Inception[2]
Mid-Cap Index Fund Investor Shares[1]
Returns Before Taxes	13.60%	12.28%	11.85%
Returns After Taxes on Distributions	13.36	11.98	10.70
Returns After Taxes on Distributions and Sale of Fund Shares	9.09	10.62	9.76

1	Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
2	May 21, 1998.

75

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples, for the funds and share classes of funds that have at least six months of operating history, are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The tables on pages 76 and 77 illustrate your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended December 31, 2006
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
U.S. Stock Index Fund	6/30/2006	12/31/2006	Period[1]
Based on Actual Fund Return
Extended Market
Investor Shares	$1,000.00	$1,083.40	$1.26
Admiral Shares	1,000.00	1,083.95	0.53
Institutional Shares	1,000.00	1,084.18	0.32
ETF Shares	1,000.00	1,084.27	0.42

1

The calculations are based on expenses incurred in the most recent six-month period.The funds’ annualized six-month expense ratios for that period are: 0.24% for the Extended Market Index Fund Investor Shares, 0.10% for Admiral Shares, 0.06% for Institutional Shares, and 0.08% for ETF Shares; 0.21% for the Mid-Cap Index Fund Investor Shares, 0.12% for Admiral Shares, 0.07% for Institutional Shares, and 0.12% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

76

Six Months Ended December 31, 2006
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
U.S. Stock Index Fund	6/30/2006	12/31/2006	Period[1]
Based on Actual Fund Return
Mid-Cap
Investor Shares	$1,000.00	$1,087.85	$1.11
Admiral Shares	1,000.00	1,087.96	0.63
Institutional Shares	1,000.00	1,088.54	0.37
ETF Shares	1,000.00	1,087.93	0.63
Based on Hypothetical 5% Yearly Return
Extended Market
Investor Shares	$1,000.00	$1,024.00	$1.22
Admiral Shares	1,000.00	1,024.70	0.51
Institutional Shares	1,000.00	1,024.90	0.31
ETF Shares	1,000.00	1,024.80	0.41
Mid-Cap
Investor Shares	$1,000.00	$1,024.15	$1.07
Admiral Shares	1,000.00	1,024.60	0.61
Institutional Shares	1,000.00	1,024.85	0.36
ETF Shares	1,000.00	1,024.60	0.61

Note that the expenses shown in the table above are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs or account maintenance fees. They do not include your fund’s low-balance fee, which is described in the prospectus. If this fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.

1

The calculations are based on expenses incurred in the most recent six-month period.The funds’ annualized six-month expense ratios for that period are: 0.24% for the Extended Market Index Fund Investor Shares, 0.10% for Admiral Shares, 0.06% for Institutional Shares, and 0.08% for ETF Shares; 0.21% for the Mid-Cap Index Fund Investor Shares, 0.12% for Admiral Shares, 0.07% for Institutional Shares, and 0.12% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

77

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund represented by stocks or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Yield. A snapshot of a fund’s income from interest and dividends. The yield, expressed as a percentage of the fund’s net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year. The index yield is based on the current annualized rate of income provided by securities in the index.

78

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]
Born 1954	Principal Occupation(s) During the Past Five Years: Chairman of the Board, Chief
Trustee since May 1987;	Executive Officer, and Director/Trustee of The Vanguard Group, Inc., and of each
Chairman of the Board and	of the investment companies served by The Vanguard Group.
Chief Executive Officer
145 Vanguard Funds Overseen

Independent Trustees

Charles D. Ellis
Born 1937	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures
Trustee since January 2001	in education); Senior Advisor to Greenwich Associates (international business strategy
145 Vanguard Funds Overseen	consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business
at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Rajiv L. Gupta
Born 1945	Principal Occupation(s) During the Past Five Years: Chairman and Chief Executive Officer
Trustee since December 20012	of Rohm and Haas Co. (chemicals); Board Member of the American Chemistry Council;
145 Vanguard Funds Overseen	Director of Tyco International, Ltd. (diversified manufacturing and services) (since 2005);
Trustee of Drexel University and of the Chemical Heritage Foundation.

Amy Gutmann
Born 1949	Principal Occupation(s) During the Past Five Years: President of the University of
Trustee since June 2006	Pennsylvania since 2004; Professor in the School of Arts and Sciences, Annenberg School
145 Vanguard Funds Overseen	for Communication, and Graduate School of Education of the University of Pennsylvania
since 2004; Provost (2001–2004) and Laurance S. Rockefeller Professor of Politics and the
University Center for Human Values (1990–2004), Princeton University; Director of Carnegie
Corporation of New York and of Philadelphia 2016 (since 2005) and of Schuylkill River
Development Corporation and Greater Philadelphia Chamber of Commerce (since 2004).

JoAnn Heffernan Heisen
Born 1950	Principal Occupation(s) During the Past Five Years: Corporate Vice President and Chief
Trustee since July 1998	Global Diversity Officer (since January 2006), Vice President and Chief Information
145 Vanguard Funds Overseen	Officer (1997–2005), and Member of the Executive Committee of Johnson & Johnson
(pharmaceuticals/consumer products); Director of the University Medical Center at
Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952	Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance and
Trustee since December 2004	Banking, Harvard Business School (since 2000); Senior Associate Dean, Director of Faculty
145 Vanguard Funds Overseen	Recruiting, and Chair of Finance Faculty, Harvard Business School; Director and Chairman
of UNX, Inc. (equities trading firm) (since 2003); Director of registered investment companies advised by Merrill Lynch Investment Managers and affiliates (1985–2004),
Genbel Securities Limited (South African financial services firm) (1999–2003), Gensec
Bank (1999–2003), Sanlam, Ltd. (South African insurance company) (2001–2003), and
Stockback, Inc. (credit card firm) (2000–2002).

Alfred M. Rankin, Jr.
Born 1941	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive
Trustee since January 1993	Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/ lignite);
145 Vanguard Funds Overseen	Director of Goodrich Corporation (industrial products/aircraft systems and services).

J. Lawrence Wilson
Born 1936	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive
Trustee since April 1985	Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines),
145 Vanguard Funds Overseen	MeadWestvaco Corp. (packaging products), and AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers[1]

Heidi Stam
Born 1956	Principal Occupation(s) During the Past Five Years: Managing Director of The Vanguard
Secretary since July 2005	Group, Inc., since 2006; General Counsel of The Vanguard Group since 2005; Secretary
145 Vanguard Funds Overseen	of The Vanguard Group, and each of the investment companies served by The Vanguard
Group, since 2005; Principal of The Vanguard Group (1997-2006).

Thomas J. Higgins
Born 1957	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.;
Treasurer since July 1998	Treasurer of each of the investment companies served by The Vanguard Group.
145 Vanguard Funds Overseen

Vanguard Senior Management Team

R. Gregory Barton	Kathleen C. Gubanich	Michael S. Miller
Mortimer J. Buckley	Paul A. Heller	Ralph K. Packard
James H. Gately	F. William McNabb, III	George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.

2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard™ > www.vanguard.com

Fund Information > 800-662-7447	Vanguard, Admiral, Connect with Vanguard, and the ship
logo are trademarks of The Vanguard Group, Inc.
Direct Investor Account Services > 800-662-2739
All other marks are the exclusive property of their
Institutional Investor Services > 800-523-1036	respective owners.

Text Telephone > 800-952-3335	All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.

This material may be used in conjunction	You can obtain a free copy of Vanguard’s proxy voting
with the offering of shares of any Vanguard	guidelines by visiting our website, www.vanguard.com,
fund only if preceded or accompanied by	and searching for “proxy voting guidelines,” or by calling
the fund’s current prospectus.	Vanguard at 800-662-2739. They are also available from
the SEC’s website, www.sec.gov. In addition, you may
obtain a free report on how your fund voted the proxies for
securities it owned during the 12 months ended June 30.
To get the report, visit either www.vanguard.com
or www.sec.gov.

You can review and copy information about your fund
at the SEC’s Public Reference Room in Washington, D.C.
To find out more about this public service, call the SEC
at 202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-0102.

© 2007 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q980 022007

Vanguard Extended Market Index Fund
Schedule of Investments
December 31, 2006

	Shares	Market Value ($000)

Common Stocks (99.6%)1

Consumer Discretionary (15.1%)
* Las Vegas Sands Corp.	559,068	50,025
* EchoStar Communications Corp. Class A	827,622	31,473
* MGM Mirage, Inc.	504,167	28,914
Cablevision Systems NY Group Class A	952,014	27,113
American Eagle Outfitters, Inc.	809,749	25,272
Abercrombie & Fitch Co.	356,303	24,808
* Liberty Global, Inc. Series C	863,537	24,179
* CarMax, Inc.	430,603	23,093
* Liberty Global, Inc. Class A	758,644	22,114
* Lamar Advertising Co. Class A	313,624	20,508
* ^ Sirius Satellite Radio, Inc.	5,678,589	20,102
Polo Ralph Lauren Corp.	249,729	19,394
Wynn Resorts Ltd.	200,109	18,780
* Discovery Holding Co. Class A	1,133,196	18,233
Washington Post Co. Class B	22,957	17,117
* Idearc Inc.	587,527	16,833
Ross Stores, Inc.	570,972	16,728
* Expedia, Inc.	788,046	16,533
* Toll Brothers, Inc.	508,954	16,404
Royal Caribbean Cruises, Ltd.	391,776	16,212
* Mohawk Industries, Inc.	216,519	16,209
PetSmart, Inc.	544,947	15,727
ServiceMaster Co.	1,176,231	15,420
Station Casinos, Inc.	186,393	15,223
Brinker International, Inc.	501,798	15,134
Advance Auto Parts, Inc.	425,270	15,123
* O'Reilly Automotive, Inc.	458,759	14,708
* Chico's FAS, Inc.	710,765	14,706
Williams-Sonoma, Inc.	459,336	14,442
* XM Satellite Radio Holdings, Inc.	965,338	13,949
Foot Locker, Inc.	629,323	13,801
BorgWarner, Inc.	232,086	13,698
* GameStop Corp. Class A	248,171	13,677
* R.H. Donnelley Corp.	207,477	13,015
* NVR, Inc.	19,716	12,717
Claire's Stores, Inc.	379,919	12,591
* Dollar Tree Stores, Inc.	412,780	12,425
* Penn National Gaming, Inc.	294,636	12,263
Service Corp. International	1,183,659	12,133
OSI Restaurant Partners, Inc.	301,116	11,804
Phillips-Van Heusen Corp.	224,011	11,239
* Urban Outfitters, Inc.	458,055	10,549
* Laureate Education Inc.	210,563	10,240
Saks Inc.	559,684	9,974
Weight Watchers International, Inc.	184,704	9,703
* AnnTaylor Stores Corp.	291,644	9,578
Ryland Group, Inc.	174,108	9,510
* Career Education Corp.	383,324	9,499
* Hanesbrands Inc.	387,275	9,147
Gentex Corp.	586,210	9,121
* Payless ShoeSource, Inc.	269,526	8,846
* ITT Educational Services, Inc.	131,793	8,747
* Getty Images, Inc.	200,937	8,604
* Rent-A-Center, Inc.	284,727	8,402
* Gaylord Entertainment Co.	164,667	8,386
Men's Wearhouse, Inc.	215,403	8,241
Barnes & Noble, Inc.	207,117	8,225
* Scientific Games Corp.	271,610	8,211
Lear Corp.	275,069	8,123
Pool Corp.	206,942	8,106
* Aztar Corp.	148,773	8,096
* ^ Nutri/System Inc.	127,067	8,055
MDC Holdings, Inc.	140,045	7,990
* The Cheesecake Factory Inc.	318,613	7,838
* Jarden Corp.	223,992	7,793
Boyd Gaming Corp.	171,596	7,775
* Quiksilver, Inc.	488,944	7,701
^ Polaris Industries, Inc.	162,322	7,602
Beazer Homes USA, Inc.	160,391	7,540
Applebee's International, Inc.	302,395	7,460
* Dick's Sporting Goods, Inc.	151,074	7,401
International Speedway Corp.	144,175	7,359
* Jack in the Box Inc.	118,208	7,215
Regis Corp.	182,465	7,215
* Panera Bread Co.	128,665	7,194
Standard Pacific Corp.	264,061	7,074
Sotheby's	225,735	7,002
John Wiley & Sons Class A	180,129	6,930
* Charming Shoppes, Inc.	504,067	6,820
* Sonic Corp.	282,073	6,756
DeVry, Inc.	240,992	6,748
* Aeropostale, Inc.	215,209	6,644
Belo Corp. Class A	358,689	6,593
Reader's Digest Association, Inc.	394,577	6,589
* Marvel Entertainment, Inc.	243,429	6,551
* Timberland Co.	207,318	6,547
Ruby Tuesday, Inc.	238,327	6,540
* Pinnacle Entertainment, Inc.	195,714	6,486
Wolverine World Wide, Inc.	226,684	6,465
* ^ Netflix.com, Inc.	248,192	6,418
The McClatchy Co. Class A	147,939	6,406
Thor Industries, Inc.	144,096	6,339
* Tractor Supply Co.	140,554	6,284
Strayer Education, Inc.	58,028	6,154
* Coldwater Creek Inc.	246,580	6,046
* The Children's Place Retail Stores, Inc.	94,467	6,001
* Life Time Fitness, Inc.	123,486	5,990
* Live Nation	266,383	5,967
* ^ Crocs, Inc.	135,179	5,840
Lee Enterprises, Inc.	186,945	5,807
American Greetings Corp. Class A	240,839	5,749
CBRL Group, Inc.	127,681	5,715
* Vail Resorts Inc.	126,471	5,668
Choice Hotels International, Inc.	134,320	5,655
Aaron Rents, Inc.	196,005	5,641
* Zale Corp.	198,135	5,589
Borders Group, Inc.	249,538	5,577
Brown Shoe Co., Inc.	116,813	5,577
The Yankee Candle Co., Inc.	162,249	5,562
Tupperware Brands Corp.	245,770	5,557
* Pacific Sunwear of California, Inc.	283,185	5,545
* CEC Entertainment Inc.	135,782	5,465
* Guitar Center, Inc.	119,824	5,447
Harte-Hanks, Inc.	196,531	5,446
* ^ Charter Communications, Inc.	1,777,320	5,439
* Guess ?, Inc.	85,737	5,438
ArvinMeritor, Inc.	287,999	5,250
* Carter's, Inc.	205,782	5,247
* Tween Brands, Inc.	131,344	5,245
Arbitron Inc.	119,064	5,172
CKE Restaurants Inc.	279,668	5,146
Matthews International Corp.	129,817	5,108
Bob Evans Farms, Inc.	149,195	5,105
Group 1 Automotive, Inc.	97,245	5,030
* DreamWorks Animation SKG, Inc.	170,534	5,029
* Hovnanian Enterprises Inc. Class A	148,215	5,024
* The Gymboree Corp.	128,960	4,921
* Corinthian Colleges, Inc.	351,087	4,785
Ethan Allen Interiors, Inc.	131,133	4,734
* The Warnaco Group, Inc.	186,523	4,734
Regal Entertainment Group Class A	219,409	4,678
* Tenneco Automotive, Inc.	185,111	4,576
* Rare Hospitality International Inc.	138,918	4,575
Jackson Hewitt Tax Service Inc.	134,116	4,556
* RCN Corp.	150,222	4,529
Domino's Pizza, Inc.	159,309	4,461
* Visteon Corp.	523,151	4,436
* The Dress Barn, Inc.	186,950	4,362
* Meritage Corp.	89,351	4,264
* LKQ Corp.	184,126	4,233
ADVO, Inc.	129,505	4,222
Winnebago Industries, Inc.	127,210	4,186
* P.F. Chang's China Bistro, Inc.	108,847	4,178
Triarc Cos., Inc. Class B	208,138	4,163
* Fossil, Inc.	183,457	4,142
* Bright Horizons Family Solutions, Inc.	106,612	4,122
Catalina Marketing Corp.	149,617	4,114
* ^ Blockbuster Inc. Class A	773,412	4,091
* Gemstar-TV Guide International, Inc.	1,009,144	4,047
* Clear Channel Outdoor Holdings, Inc. Class A	143,730	4,012
Warner Music Group Corp.	174,525	4,005
United Auto Group, Inc.	169,934	4,005
* Bally Technologies Inc.	213,122	3,981
* Hibbett Sporting Goods, Inc.	129,065	3,940
* ^ Select Comfort Corp.	216,160	3,759
Kimball International, Inc. Class B	154,681	3,759
* Scholastic Corp.	104,736	3,754
* RC2 Corp.	85,304	3,753
* ^ Shuffle Master, Inc.	141,784	3,715
Callaway Golf Co.	253,829	3,658
Interactive Data Corp.	151,122	3,633
Media General, Inc. Class A	97,572	3,627
* Under Armour, Inc.	71,844	3,625
Cooper Tire & Rubber Co.	251,478	3,596
Stage Stores, Inc.	117,590	3,574
Sonic Automotive, Inc.	122,397	3,554
* ^ Cabela's Inc.	146,000	3,523
* TRW Automotive Holdings Corp.	135,865	3,514
* Iconix Brand Group Inc.	179,724	3,485
* Coinstar, Inc.	113,121	3,458
* Skechers U.S.A., Inc.	103,728	3,455
* Genesco, Inc.	92,056	3,434
K-Swiss, Inc.	111,334	3,422
American Axle & Manufacturing Holdings, Inc.	178,878	3,397
Kellwood Co.	103,705	3,372
IHOP Corp.	63,738	3,359
* WMS Industries, Inc.	95,674	3,335
Modine Manufacturing Co.	132,529	3,317
The Pep Boys (Manny, Moe & Jack)	221,849	3,297
Ameristar Casinos, Inc.	106,305	3,268
Entercom Communications Corp.	113,367	3,195
Furniture Brands International Inc.	196,527	3,190
* GameStop Corp. Class B	56,866	3,114
* Interface, Inc.	216,862	3,084
* J. Crew Group, Inc.	79,595	3,068
Oxford Industries, Inc.	61,589	3,058
* CSK Auto Corp.	176,199	3,022
* ^ WCI Communities, Inc.	157,503	3,021
Columbia Sportswear Co.	53,967	3,006
Cato Corp. Class A	129,905	2,976
Steven Madden, Ltd.	84,580	2,968
* Champion Enterprises, Inc.	314,065	2,940
Building Materials Holding Corp.	118,728	2,931
Sally Beauty C0. Inc.	375,336	2,928
* Papa John's International, Inc.	99,765	2,894
* Texas Roadhouse, Inc.	217,834	2,888
Christopher & Banks Corp.	153,284	2,860
* ^ Krispy Kreme Doughnuts, Inc.	255,816	2,840
* Valassis Communications, Inc.	195,537	2,835
Talbots Inc.	116,152	2,799
Hearst-Argyle Television Inc.	109,593	2,795
* Deckers Outdoor Corp.	46,345	2,778
Speedway Motorsports, Inc.	70,910	2,723
* Tempur-Pedic International Inc.	126,026	2,578
Finish Line, Inc.	178,193	2,545
Bandag, Inc.	50,394	2,541
* ^ Blue Nile Inc.	68,777	2,537
^ La-Z-Boy Inc.	213,300	2,532
The Stride Rite Corp.	165,957	2,503
* California Pizza Kitchen, Inc.	74,839	2,493
* Hot Topic, Inc.	185,465	2,474
* JAKKS Pacific, Inc.	113,058	2,469
* 99 Cents Only Stores	201,936	2,458
Ambassadors Group, Inc.	79,586	2,415
Landry's Restaurants, Inc.	77,191	2,323
^ Brookfield Homes Corp.	61,791	2,320
* Keystone Automotive Industries, Inc.	68,026	2,312
* Red Robin Gourmet Burgers, Inc.	64,176	2,301
Blyth, Inc.	108,631	2,254
Oakley, Inc.	110,687	2,220
* ^ Avatar Holding, Inc.	27,447	2,219
Fred's, Inc.	183,537	2,210
* Charlotte Russe Holding Inc.	71,733	2,206
* Mediacom Communications Corp.	272,281	2,189
Stewart Enterprises, Inc. Class A	349,525	2,185
Pier 1 Imports Inc.	364,924	2,171
Sealy Corp.	145,700	2,149
* K2 Inc.	161,673	2,132
The Buckle, Inc.	41,338	2,102
^ Nautilus Inc.	150,062	2,101
* Universal Technical Institute Inc.	94,256	2,093
* Fleetwood Enterprises, Inc.	262,257	2,074
* Cox Radio, Inc.	124,652	2,032
* Trump Entertainment Resorts, Inc.	111,347	2,031
* GSI Commerce, Inc.	106,544	1,998
* INVESTools Inc.	144,422	1,992
* ^ Pre-Paid Legal Services, Inc.	48,915	1,914
* Entravision Communications Corp.	232,243	1,909
* ^ Build-A-Bear-Workshop, Inc.	67,989	1,905
* Jo-Ann Stores, Inc.	76,955	1,893
Westwood One, Inc.	267,860	1,891
* Denny's Corp.	400,371	1,886
* Steak n Shake Co.	106,296	1,871
Sauer-Danfoss, Inc.	57,949	1,869
* CKX, Inc.	158,606	1,860
Citadel Broadcasting Corp.	186,501	1,858
The Marcus Corp.	72,195	1,847
Ambassadors International, Inc.	40,393	1,843
M/I Homes, Inc.	47,998	1,833
* ^ Six Flags, Inc.	347,892	1,823
* Vertrue Inc.	47,046	1,807
Lithia Motors, Inc.	61,878	1,780
* Isle of Capri Casinos, Inc.	66,745	1,774
* Jos. A. Bank Clothiers, Inc.	60,186	1,766
Journal Communications, Inc.	137,898	1,739
Big 5 Sporting Goods Corp.	70,185	1,714
Asbury Automotive Group, Inc.	72,428	1,706
* Priceline.com, Inc.	38,863	1,695
Churchill Downs, Inc.	39,604	1,693
* O'Charley's Inc.	78,689	1,675
* MarineMax, Inc.	62,534	1,622
* Burger King Holdings Inc.	76,400	1,612
bebe stores, inc	80,891	1,601
* Drew Industries, Inc.	61,469	1,599
* DSW Inc. Class A	41,228	1,590
* Progressive Gaming International Corp.	174,159	1,580
* Aftermarket Technology Corp.	74,132	1,578
Cherokee Inc.	36,707	1,575
* Midas Inc.	68,482	1,575
* Retail Ventures, Inc.	81,074	1,544
CPI Corp.	33,103	1,539
* Benihana Inc. Class A	49,996	1,535
Bon-Ton Stores, Inc.	44,106	1,528
Movado Group, Inc.	52,072	1,510
* Bluegreen Corp.	116,858	1,499
Spartan Motors, Inc.	98,509	1,495
* Buffalo Wild Wings Inc.	28,064	1,493
* Morningstar, Inc.	32,965	1,485
Martha Stewart Living Omnimedia, Inc.	67,805	1,485
* Source Interlink Cos., Inc.	180,748	1,475
^ Superior Industries International, Inc.	76,368	1,472
* The Wet Seal, Inc. Class A	220,111	1,468
* AFC Enterprises, Inc.	82,005	1,449
Stein Mart, Inc.	108,328	1,436
Tuesday Morning Corp.	91,858	1,428
* A.C. Moore Arts & Crafts, Inc.	65,836	1,427
* Applica Inc.	178,524	1,426
* ^ Syntax-Brillian Corp.	164,677	1,415
* FTD Group, Inc.	78,941	1,412
World Wrestling Entertainment, Inc.	86,335	1,407
* ValueVision Media, Inc.	106,927	1,405
* Chipotle Mexican Grill, Inc.	26,200	1,362
* LodgeNet Entertainment Corp.	54,178	1,356
* Perry Ellis International Corp.	32,672	1,340
* TiVo Inc.	256,201	1,312
Monro Muffler Brake, Inc.	37,197	1,306
National Presto Industries, Inc.	21,807	1,306
Monaco Coach Corp.	91,829	1,300
* ^ BJ's Restaurants Inc.	64,085	1,295
Sun-Times Media Group, Inc.	260,381	1,278
Kenneth Cole Productions, Inc.	53,239	1,277
* Cache, Inc.	50,441	1,273
* 4Kids Entertainment Inc.	68,880	1,255
* Great Wolf Resorts, Inc.	89,581	1,251
* MTR Gaming Group Inc.	101,877	1,245
* Zumiez Inc.	41,936	1,239
Books-a-Million Inc.	53,904	1,223
* ^ Leapfrog Enterprises, Inc.	128,491	1,218
* ProQuest Co.	116,114	1,213
* ^ True Religion Apparel, Inc.	78,435	1,201
Courier Corp.	30,727	1,197
* Audiovox Corp.	84,982	1,197
* Steinway Musical Instruments Inc.	38,342	1,188
Emmis Communications, Inc.	143,989	1,186
* Rentrak Corp.	74,854	1,160
* Lin TV Corp.	115,797	1,152
* ^ Restoration Hardware, Inc.	135,017	1,149
* Stamps.com Inc.	71,298	1,123
* Mothers Work, Inc.	28,220	1,112
* Casual Male Retail Group, Inc.	84,726	1,106
Marine Products Corp.	94,086	1,105
* Monarch Casino & Resort, Inc.	45,948	1,097
* Educate, Inc.	152,584	1,086
* Luby's, Inc.	99,439	1,083
* Morgans Hotel Group	63,848	1,081
* Systemax Inc.	60,419	1,054
* PetMed Express, Inc.	77,973	1,041
* ^ Empire Resorts Inc.	118,835	1,030
* Famous Dave's of America, Inc.	62,204	1,025
Journal Register Co.	140,284	1,024
* Cumulus Media Inc.	97,682	1,015
* Maidenform Brands, Inc.	56,000	1,015
UniFirst Corp.	26,143	1,004
CSS Industries, Inc.	28,348	1,003
Triarc Cos., Inc. Class A	45,566	991
Haverty Furniture Cos., Inc.	66,379	982
* Interstate Hotels & Resorts, Inc.	131,381	980
* Cost Plus, Inc.	93,354	962
* Lodgian, Inc.	70,500	959
Deb Shops, Inc.	36,068	952
* PC Mall, Inc.	90,093	950
* 1-800-FLOWERS.COM, Inc.	153,755	947
Sinclair Broadcast Group, Inc.	90,021	945
* Radio One, Inc. Class D	139,700	942
^ Orleans Homebuilders, Inc.	50,004	940
* GenTek, Inc.	27,022	935
* PRIMEDIA Inc.	551,701	932
Skyline Corp.	23,087	929
* Russ Berrie and Co., Inc.	59,854	925
Stanley Furniture Co., Inc.	43,017	923
Dover Downs Gaming & Entertainment, Inc.	68,482	916
* Universal Electronics, Inc.	43,555	916
* ^ Multimedia Games Inc.	94,345	906
* Shoe Carnival, Inc.	28,391	897
Noble International, Ltd.	44,463	891
* McCormick & Schmick's Seafood Restaurants, Inc.	36,973	889
* Friendly Ice Cream Corp.	72,415	887
* ^ Overstock.com, Inc.	55,893	883
* Sturm, Ruger & Co., Inc.	91,712	880
Bassett Furniture Industries, Inc.	53,178	869
* ^ Palm Harbor Homes, Inc.	61,778	866
* drugstore.com, Inc.	235,287	861
* Shiloh Industries, Inc.	45,404	860
Gray Television, Inc.	117,164	859
* Virco Manufacturing Corp.	108,645	847
* New York & Co., Inc.	64,154	839
* West Marine, Inc.	48,185	832
^ Carmike Cinemas, Inc.	40,752	831
Dover Motorsports, Inc.	156,202	829
* Fisher Communications, Inc.	18,739	828
^ Libbey, Inc.	67,069	828
* E. Gottschalk & Co., Inc.	71,591	822
Arctic Cat, Inc.	46,497	818
* Exide Technologies	187,793	817
* 1-800 Contacts, Inc.	49,822	813
Technical Olympic USA, Inc.	77,939	793
* ^ Citi Trends Inc.	19,898	789
* Cavco Industries, Inc.	22,478	788
* Gaiam, Inc.	57,509	787
* Ruth's Chris Steak House	43,000	786
Blair Corp.	23,848	781
Levitt Corp. Class A	63,106	772
* ^ Smith & Wesson Holding Corp.	74,698	772
* Radio One, Inc.	112,893	760
* Trans World Entertainment Corp.	114,632	754
GateHouse Media, Inc.	39,900	741
* Harris Interactive Inc.	146,880	740
* Nobel Learning Communities, Inc.	63,095	723
Frisch's Restaurants, Inc.	23,901	703
* Volcom, Inc.	23,600	698
Coachmen Industries, Inc.	63,358	697
* Cosi, Inc.	134,134	683
Delta Apparel, Inc.	39,246	671
* Strattec Security Corp.	14,393	671
* ^ E Com Ventures, Inc.	27,838	669
* Knology, Inc.	62,539	665
* ^ Home Solutions of America	112,400	659
* Tandy Leather Factory, Inc.	81,605	659
* Playboy Enterprises, Inc. Class B	57,257	656
^ Lifetime Brands, Inc.	39,254	645
* Nitches Inc.	101,973	640
* Hartmarx Corp.	90,609	640
* Syms Corp.	31,990	637
^ Tarragon Corp.	52,319	637
Handleman Co.	92,082	623
Escalade, Inc.	57,436	615
Gaming Partners International	34,141	614
* Insignia Systems, Inc.	199,349	608
* Design Within Reach Inc.	122,845	606
* Hollywood Media Corp.	140,824	593
* Audible, Inc.	74,175	588
^ Charles & Colvard Ltd.	72,148	577
* Hampshire Group, Ltd.	34,747	576
* Riviera Holdings Corp.	23,800	575
* Dorman Products, Inc.	52,862	572
Beasley Broadcast Group, Inc.	57,990	555
* Core-Mark Holding Co., Inc.	16,571	554
* Outdoor Channel Holdings Inc.	43,165	554
Nobility Homes, Inc.	20,807	553
* Franklin Covey Co.	76,611	535
* Saga Communications, Inc.	55,637	535
Liberty Homes, Inc. Class A	83,500	534
* Rocky Brands Inc	32,811	529
* Century Casinos, Inc.	47,070	525
California Coastal Communities, Inc.	24,348	522
* ^ Sharper Image Corp.	56,186	520
Cutter & Buck Inc.	47,957	516
* The Smith & Wollensky Restaurant Group, Inc.	100,020	509
* ^ America's Car-Mart, Inc.	42,864	508
* Rubio's Restaurants, Inc.	51,330	506
* Directed Electronics Inc.	43,293	496
* Celebrate Express, Inc.	42,578	494
* ^ Crown Media Holdings, Inc.	135,957	494
* ^ Conn's, Inc.	20,988	488
* ^ Forward Industries, Inc.	115,718	485
* Unifi, Inc.	197,019	483
* ^ Image Entertainment, Inc.	136,714	477
* Spanish Broadcasting System, Inc.	116,028	477
* Proliance International Inc.	103,514	476
Traffix, Inc.	86,153	472
Collectors Universe, Inc.	34,593	464
Weyco Group, Inc.	18,230	453
* Nexstar Broadcasting Group, Inc.	97,079	447
Salem Communications Corp.	36,712	439
Standard Motor Products, Inc.	29,204	437
* Regent Communications, Inc.	152,904	433
* Buca, Inc.	89,193	429
* ^ Escala Group, Inc.	52,028	400
* Kirkland's, Inc.	78,355	393
* Lenox Group, Inc.	60,381	386
Flexsteel Industries, Inc.	30,207	380
* ^ Meade Instruments Corp.	192,528	379
* Culp, Inc.	73,428	378
* ^ Rockford Corp.	150,803	375
* ^ iRobot Corp.	20,567	371
* Stoneridge, Inc.	44,516	365
Craftmade International, Inc.	19,943	358
* Young Broadcasting Inc.	126,933	358
* RedEnvelope, Inc.	49,903	352
ARK Restaurants Corp.	10,403	341
* Hawk Corp. Class A	28,443	340
Cadmus Communications Corp.	13,669	334
* ^ Navarre Corp.	83,707	333
* Hayes Lemmerz International, Inc.	84,990	332
Xerium Technologies Inc.	33,481	328
* United Retail Group, Inc.	23,208	325
* Movie Gallery, Inc.	92,318	325
* Youbet.com, Inc.	87,041	321
* DG FastChannel Inc.	23,688	319
* ^ Bluefly, Inc.	248,635	318
Coinmach Service Corp. Class A	26,100	311
* Fairchild Corp.	139,652	306
* ^ Comstock Homebuilding Cos., Inc.	52,058	299
* Lakes Entertainment, Inc.	27,491	297
* Wilsons The Leather Experts Inc.	144,734	295
* Tweeter Home Entertainment Group, Inc.	138,320	293
* ^ Quantum Fuel Systems Technologies Worldwide, Inc.	180,875	289
* The Dixie Group, Inc.	22,460	284
* Amerigon Inc.	28,579	276
* Red Lion Hotels Corp.	21,200	270
* Hancock Fabrics, Inc.	77,104	265
* ^ Playboy Enterprises Inc. Class A	22,850	263
* Alloy, Inc.	22,775	262
* ^ Bally Total Fitness Holding Corp.	95,225	233
* G-III Apparel Group, Ltd.	12,300	232
* Franklin Electronic Publishers, Inc.	109,361	230
* Triple Crown Media, Inc.	29,329	227
* ^ Big Dog Holdings, Inc.	13,785	226
* Golfsmith International Holdings, Inc.	22,800	221
* NTN Communications, Inc.	159,822	219
* ^ InfoSonics Corp.	44,200	217
* The Princeton Review, Inc.	40,078	212
* Morton's Restaurant Group Inc.	12,500	208
* Carrols Restaurant Group Inc.	14,100	200
* Pomeroy IT Solutions, Inc.	26,228	199
* Quaker Fabric Corp.	167,801	198
* Shoe Pavilion, Inc.	26,799	197
* Hallwood Group Inc.	1,600	196
* Emerson Radio Corp.	61,751	195
* ^ Gander Mountain Co.	21,005	189
* National R. V. Holdings, Inc.	50,136	185
* ^ WPT Enterprises Inc.	46,827	181
* Speedus Corp.	146,528	177
* ^ Raser Technologies, Inc.	27,600	169
* ^ Caribou Coffee Company	18,946	162
* ^ Salton, Inc.	70,621	159
* REX Stores Corp.	8,908	158
* ^ Innovo Group Inc.	232,301	158
* Ashworth, Inc.	21,463	156
J. Alexander's Corp.	16,400	147
* Concord Camera Corp.	31,684	143
* ^ WorldSpace, Inc. Class A	39,615	139
* Acme Communications, Inc.	27,060	136
* Johnson Outdoors Inc.	7,174	133
* CoActive Marketing Group, Inc.	73,899	119
* Bombay Co.	91,474	117
* Mestek, Inc.	8,354	115
* Premier Exhibitions Inc.	18,093	113
Hooker Furniture Corp.	6,792	106
Superior Uniform Group, Inc.	7,799	100
* Chipotle Mexican Grill, Inc.	1,650	94
* Max & Erma's Restaurant, Inc.	11,205	90
* ION Media Networks, Inc.	178,772	89
* Cavalier Homes, Inc.	21,100	89
* Reading International Inc. Class A	10,368	86
Aldila, Inc.	5,700	85
ILX Resorts Inc.	8,300	78
* IAC/InterActiveCorp	1,965	73
* ^ Dominion Homes, Inc.	13,423	71
* Town Sports International Holdings, Inc.	4,000	66
* Shutterfly, Inc.	4,400	63
* Fedders Corp.	59,507	60
* Finlay Enterprises, Inc.	7,446	59
* Duckwall-ALCO Stores, Inc.	1,500	59
* Bakers Footwear Group Inc.	6,096	55
Aaron Rents, Inc.	2,025	53
* ^ Amerityre Corp.	12,769	50
* Diedrich Coffee, Inc.	13,550	50
* ^ EVCI Career Colleges Holding Corp.	107,751	48
McRae Industries, Inc.	3,280	40
Bandag, Inc. Class A	600	30
* AMS Health Sciences, Inc.	41,000	22
* Lincoln Educational Services	1,557	21
* ACT Teleconferencing, Inc.	149,516	10
* SPAR Group, Inc.	6,650	9
* Singing Machine Co., Inc.	6,000	4
* ^ Gadzooks, Inc.	92,160	-

		1,926,661

Consumer Staples (2.8%)
Bunge Ltd.	484,003	35,095
Kraft Foods Inc.	872,227	31,139
* Energizer Holdings, Inc.	232,512	16,506
* Rite Aid Corp.	2,139,921	11,641
Church & Dwight, Inc.	264,824	11,294
J.M. Smucker Co.	232,068	11,248
Hormel Foods Corp.	295,209	11,023
Corn Products International, Inc.	298,060	10,295
* Smithfield Foods, Inc.	400,967	10,289
* NBTY, Inc.	229,817	9,553
Del Monte Foods Co.	812,663	8,964
* Hansen Natural Corp.	246,976	8,318
* BJ's Wholesale Club, Inc.	262,489	8,166
* Alberto-Culver Co.	320,864	6,883
* United Natural Foods, Inc.	172,909	6,211
Delta & Pine Land Co.	147,117	5,951
Flowers Foods, Inc.	209,993	5,668
* Ralcorp Holdings, Inc.	108,143	5,503
PepsiAmericas, Inc.	246,562	5,173
Universal Corp. (VA)	104,796	5,136
* Hain Celestial Group, Inc.	157,982	4,931
Longs Drug Stores, Inc.	115,449	4,893
Pilgrim's Pride Corp.	164,881	4,852
Casey's General Stores, Inc.	205,164	4,832
* Central Garden and Pet Co.	95,959	4,646
* The Pantry, Inc.	92,080	4,313
Lancaster Colony Corp.	95,848	4,247
Nu Skin Enterprises, Inc.	229,624	4,186
Ruddick Corp.	145,726	4,044
* TreeHouse Foods Inc.	128,459	4,008
* Performance Food Group Co.	141,435	3,909
* Chattem, Inc.	75,891	3,801
Tootsie Roll Industries, Inc.	108,134	3,536
* Playtex Products, Inc.	225,101	3,239
Seaboard Corp.	1,677	2,960
Chiquita Brands International, Inc.	176,691	2,822
J & J Snack Foods Corp.	67,379	2,789
Lance, Inc.	127,140	2,553
WD-40 Co.	70,832	2,470
* ^ USANA Health Sciences, Inc.	46,076	2,380
^ Vector Group Ltd.	131,555	2,335
* Prestige Brands Holdings Inc.	178,015	2,318
The Andersons, Inc.	53,286	2,259
The Great Atlantic & Pacific Tea Co., Inc.	82,194	2,116
Weis Markets, Inc.	50,705	2,034
* Pathmark Stores, Inc.	176,507	1,968
* Alliance One International, Inc.	277,543	1,959
* Bare Escentuals, Inc.	60,600	1,883
Sanderson Farms, Inc.	57,740	1,749
* Spectrum Brands Inc.	154,526	1,684
* Peet's Coffee & Tea Inc.	61,503	1,614
* ^ Wild Oats Markets Inc.	111,690	1,606
* Elizabeth Arden, Inc.	83,876	1,598
Spartan Stores, Inc.	73,901	1,547
Ingles Markets, Inc.	49,484	1,474
* Boston Beer Co., Inc. Class A	40,541	1,459
* PriceSmart, Inc.	77,239	1,383
* Smart & Final Inc.	67,577	1,277
* Darling International, Inc.	231,567	1,276
* Green Mountain Coffee Roasters, Inc.	25,274	1,244
Nash-Finch Co.	45,373	1,239
MGP Ingredients, Inc.	53,435	1,208
The Topps Co., Inc.	135,151	1,203
Alico, Inc.	19,418	983
National Beverage Corp.	69,605	977
Reddy Ice Holdings, Inc.	37,000	955
Coca-Cola Bottling Co.	13,874	949
Farmer Brothers, Inc.	44,380	948
Imperial Sugar Co.	35,709	865
* Monterey Pasta Co.	190,486	832
Diamond Foods, Inc.	42,423	806
* Revlon, Inc. Class A	624,223	799
Inter Parfums, Inc.	40,883	785
^ Mannatech, Inc.	49,720	732
* Jones Soda Co.	55,100	678
Arden Group Inc. Class A	5,441	674
* ^ Lifeway Foods, Inc.	69,284	648
Premium Standard Farms Inc.	34,626	643
* ^ Star Scientific, Inc.	184,215	599
* John B. Sanfilippo & Son, Inc.	47,429	581
* Natural Alternatives International, Inc.	66,537	575
United Guardian, Inc.	60,954	549
* Medifast, Inc.	38,409	483
* Maui Land & Pineapple Co., Inc.	11,377	386
* Omega Protein Corp.	49,446	382
* Carrington Labs Inc.	125,451	358
* Susser Holdings Corp.	19,800	356
Cal-Maine Foods, Inc.	40,774	350
Reliv International, Inc.	34,064	296
* Natrol, Inc.	133,258	275
* Cusine Solutions, Inc.	47,200	269
Rocky Mountain Chocolate Factory, Inc.	14,454	212
* Schiff Nutrition International, Inc.	29,707	198
* ^ Parlux Fragrances, Inc.	33,970	189
* Katy Industries, Inc.	66,122	177
* ^ Integrated Biopharma, Inc.	22,551	156
* Zapata Corp.	18,072	127
* IGI, Inc.	73,500	85
Calavo Growers, Inc.	7,889	81
* Revlon, Inc. Rights Exp. 1/19/07	624,223	31
* Vermont Pure Holdings, Ltd.	600	1

		356,890

Energy (7.2%)
GlobalSantaFe Corp.	938,567	55,169
Noble Energy, Inc.	698,680	34,284
ENSCO International, Inc.	609,893	30,531
* Ultra Petroleum Corp.	610,041	29,128
* Cameron International Corp.	451,383	23,946
* Southwestern Energy Co.	680,189	23,841
* Newfield Exploration Co.	518,612	23,830
* Grant Prideco, Inc.	514,842	20,475
* Pride International, Inc.	660,061	19,802
Pioneer Natural Resources Co.	492,485	19,547
Diamond Offshore Drilling, Inc.	240,293	19,209
Tesoro Petroleum Corp.	273,339	17,978
Arch Coal, Inc.	580,586	17,435
* FMC Technologies Inc.	277,131	17,080
Range Resources Corp.	558,367	15,333
Patterson-UTI Energy, Inc.	638,875	14,841
* Plains Exploration & Production Co.	310,498	14,758
* Denbury Resources, Inc.	483,159	13,427
Frontier Oil Corp.	448,692	12,895
* Veritas DGC Inc.	146,247	12,523
Cimarex Energy Co.	334,819	12,221
Cabot Oil & Gas Corp.	195,475	11,856
* Helix Energy Solutions Group, Inc.	375,344	11,775
Pogo Producing Co.	238,113	11,534
Tidewater Inc.	233,666	11,300
* Superior Energy Services, Inc.	341,227	11,151
Helmerich & Payne, Inc.	428,926	10,496
* Unit Corp.	188,734	9,144
* Oceaneering International, Inc.	221,786	8,805
* SEACOR Holdings Inc.	87,036	8,629
* ^ Quicksilver Resources, Inc.	223,531	8,179
St. Mary Land & Exploration Co.	221,829	8,172
* Todco Class A	233,693	7,985
* Hanover Compressor Co.	417,621	7,889
* Petrohawk Energy Corp.	678,762	7,806
* Universal Compression Holdings, Inc.	123,105	7,646
Massey Energy Co.	329,077	7,644
* TETRA Technologies, Inc.	294,258	7,527
Holly Corp.	144,424	7,423
* Forest Oil Corp.	223,695	7,310
* Whiting Petroleum Corp.	152,070	7,086
* Mariner Energy Inc.	352,299	6,905
Overseas Shipholding Group Inc.	120,346	6,775
* Oil States International, Inc.	201,629	6,499
* ^ Cheniere Energy, Inc.	224,621	6,485
* Lone Star Technologies, Inc.	126,243	6,111
* Hydrill Co.	79,742	5,996
* W-H Energy Services, Inc.	122,677	5,973
Foundation Coal Holdings, Inc.	185,383	5,888
* Houston Exploration Co.	113,466	5,875
Crosstex Energy, Inc.	181,335	5,747
OMI Corp.	259,485	5,493
* Comstock Resources, Inc.	176,101	5,470
* Atwood Oceanics, Inc.	110,458	5,409
* Swift Energy Co.	120,337	5,392
Penn Virginia Corp.	75,837	5,312
* Grey Wolf, Inc.	771,936	5,295
* Encore Acquisition Co.	214,230	5,255
World Fuel Services Corp.	115,667	5,143
* EXCO Resources, Inc.	284,270	4,807
Berry Petroleum Class A	152,292	4,723
* Global Industries Ltd.	361,264	4,711
* USEC Inc.	353,806	4,500
* Giant Industries, Inc.	59,373	4,450
* ^ Delta Petroleum Corp.	187,957	4,353
General Maritime Corp.	118,197	4,159
* Stone Energy Corp.	113,598	4,016
* Hornbeck Offshore Services, Inc.	111,196	3,970
* Input/Output, Inc.	287,653	3,921
* Rosetta Resources, Inc.	207,992	3,883
* Energy Partners, Ltd.	156,522	3,822
* Dril-Quip, Inc.	96,004	3,760
* Complete Production Services, Inc.	173,300	3,674
* Parker Drilling Co.	443,348	3,622
Lufkin Industries, Inc.	61,514	3,573
* Atlas America, Inc.	68,921	3,513
* Bristow Group, Inc.	95,848	3,459
* ATP Oil & Gas Corp.	83,036	3,286
* Dresser Rand Group, Inc.	127,986	3,132
CARBO Ceramics Inc.	82,595	3,087
* Alpha Natural Resources, Inc.	213,229	3,034
* CNX Gas Corp.	118,161	3,013
* Petroleum Development Corp.	67,896	2,923
* Newpark Resources, Inc.	399,510	2,880
Western Refining, Inc.	111,020	2,827
* Gulfmark Offshore, Inc.	74,574	2,790
* Parallel Petroleum Corp.	154,241	2,710
RPC Inc.	156,385	2,640
* ^ International Coal Group, Inc.	470,606	2,565
W&T Offshore, Inc.	76,811	2,360
* Warren Resources Inc.	200,795	2,353
* Pioneer Drilling Co.	162,467	2,158
* Carrizo Oil & Gas, Inc.	73,332	2,128
* ^ Rentech, Inc.	560,626	2,114
* PetroQuest Energy, Inc.	165,416	2,107
* Bill Barrett Corp.	71,997	1,959
* Goodrich Petroleum Corp.	53,488	1,935
* Arena Resources, Inc.	44,890	1,917
* ^ Matrix Service Co.	113,811	1,832
* Trico Marine Services, Inc.	47,250	1,810
Gulf Island Fabrication, Inc.	49,054	1,810
* ^ Pacific Ethanol, Inc.	113,323	1,744
* The Exploration Co. of Delaware, Inc.	130,718	1,744
* Allis-Chalmers Energy Inc.	75,100	1,730
* Hercules Offshore, Inc.	57,900	1,673
MarkWest Hydrocarbon, Inc.	33,707	1,636
* Vaalco Energy, Inc.	240,538	1,624
* Harvest Natural Resources, Inc.	147,310	1,566
* Bois d'Arc Energy, Inc.	103,567	1,515
* NATCO Group Inc.	45,694	1,457
* ^ Toreador Resources Corp.	55,328	1,426
* ^ Evergreen Energy, Inc.	140,829	1,393
* ^ FX Energy, Inc.	219,529	1,354
* Horizon Offshore, Inc.	80,524	1,313
* ^ GMX Resources Inc.	35,498	1,260
* Edge Petroleum Corp.	66,589	1,215
* ^ OMNI Energy Services Corp.	104,162	1,020
* Double Eagle Petroleum Co.	41,457	1,019
* Dawson Geophysical	27,848	1,015
* Basic Energy Services Inc.	41,100	1,013
* ^ Bolt Technology Corp.	44,500	992
* Endeavor International Corp.	424,301	972
* ^ VeraSun Energy Corp.	49,050	969
* ^ Gasco Energy Inc.	394,100	966
* ^ McMoRan Exploration Co.	67,863	965
* Brigham Exploration Co.	127,435	932
* ^ Metretek Technologies, Inc.	74,600	919
* ^ Ngas Resources Inc.	140,988	900
* Clayton Williams Energy, Inc.	24,636	895
* PHI Inc.	26,613	861
Alon USA Energy, Inc.	32,200	847
* ^ Transmeridian Exploration Inc.	232,088	801
* Superior Well Services, Inc.	30,928	791
* Callon Petroleum Co.	50,873	765
* Union Drilling, Inc.	53,567	754
* Westmoreland Coal Co.	37,806	744
* Quest Resource Corp.	70,400	711
* ^ Tri-Valley Corp.	74,600	708
* ^ James River Coal Co.	74,773	694
* The Meridian Resource Corp.	220,074	680
* Syntroleum Corp.	192,780	667
* ^ SulphCo, Inc.	140,200	662
* Aurora Oil & Gas Corp.	205,900	661
* Mitcham Industries, Inc.	52,234	624
* Contango Oil & Gas Co.	25,700	613
* US BioEnergy Corp.	35,100	597
* Cal Dive International, Inc.	44,000	552
* ^ Cano Petroleum Inc.	96,800	530
* Credo Pete Corp.	40,767	489
* Bronco Drilling Co., Inc.	27,909	480
* Aventine Renewable Energy Holdings, Inc.	19,200	452
* PHI Inc. Non-Voting	12,172	398
* ^ American Oil & Gas Inc.	60,100	394
* Royale Energy, Inc.	105,244	366
* ^ Infinity, Inc.	103,964	352
* Harken Energy Corp.	699,584	350
* Abraxas Petroleum Corp.	108,300	335
* Natural Gas Services Group	20,600	286
* Geomet, Inc.	25,269	263
Barnwell Industries, Inc.	10,966	263
Panhandle Royalty Co.	13,100	246
* Gulfport Energy Corp.	11,995	163
* Hyperdynamics Corp.	68,400	155
* Penn Octane Corp.	242,076	116
* T-3 Energy Services, Inc.	3,600	79
* Dune Energy, Inc.	17,800	41
* ^ Tengasco, Inc.	35,590	25
* Green Plains Renewable Energy, Inc.	600	15

		918,676

Financials (23.4%)
* ^ NYSE Group Inc.	628,886	61,128
Host Hotels & Resorts Inc. REIT	2,104,728	51,671
General Growth Properties Inc. REIT	975,833	50,968
Avalonbay Communities, Inc. REIT	301,155	39,165
* ^ CBOT Holdings, Inc. Class A	213,749	32,377
Health Care Properties Investors REIT	778,736	28,673
Developers Diversified Realty Corp. REIT	443,228	27,901
Hudson City Bancorp, Inc.	1,918,072	26,623
SL Green Realty Corp. REIT	200,092	26,568
Everest Re Group, Ltd.	262,790	25,781
The Macerich Co. REIT	290,490	25,148
iStar Financial Inc. REIT	502,739	24,041
Mercantile Bankshares Corp.	507,238	23,734
W.R. Berkley Corp.	680,797	23,494
Assurant, Inc.	406,406	22,454
Duke Realty Corp. REIT	546,404	22,348
Regency Centers Corp. REIT	278,066	21,736
Old Republic International Corp.	930,551	21,663
White Mountains Insurance Group Inc.	36,631	21,225
Fidelity National Financial, Inc. Class A	888,055	21,207
AMB Property Corp. REIT	359,195	21,052
* IntercontinentalExchange Inc.	193,690	20,899
Popular, Inc.	1,126,908	20,228
A.G. Edwards & Sons, Inc.	308,843	19,547
Federal Realty Investment Trust REIT	222,507	18,913
TD Ameritrade Holding Corp.	1,160,781	18,781
* Markel Corp.	39,083	18,764
Associated Banc-Corp	531,860	18,551
Leucadia National Corp.	656,242	18,506
^ Liberty Property Trust REIT	363,835	17,879
Ventas, Inc. REIT	420,693	17,804
Radian Group, Inc.	327,231	17,641
United Dominion Realty Trust REIT	544,492	17,308
Eaton Vance Corp.	514,256	16,976
New York Community Bancorp, Inc.	1,050,151	16,907
Camden Property Trust REIT	228,062	16,842
Forest City Enterprise Class A	284,806	16,633
The PMI Group Inc.	351,569	16,584
Hospitality Properties Trust REIT	347,170	16,501
Nuveen Investments, Inc. Class A	317,856	16,490
Colonial BancGroup, Inc.	626,052	16,115
^ The St. Joe Co.	299,784	16,059
First American Corp.	390,930	15,903
Student Loan Corp.	75,348	15,620
Reckson Associates Realty Corp. REIT	336,883	15,362
SEI Investments Co.	255,019	15,189
HCC Insurance Holdings, Inc.	449,876	14,437
Weingarten Realty Investors REIT	302,636	13,955
* Nasdaq Stock Market Inc.	451,567	13,904
Protective Life Corp.	282,945	13,440
Cullen/Frost Bankers, Inc.	240,342	13,416
BRE Properties Inc. Class A REIT	205,849	13,384
Sky Financial Group, Inc.	467,535	13,343
TD Banknorth, Inc.	409,114	13,206
Brown & Brown, Inc.	467,832	13,198
UnionBanCal Corp.	210,845	12,914
BlackRock, Inc.	84,925	12,900
Mack-Cali Realty Corp. REIT	252,608	12,883
IndyMac Bancorp, Inc.	284,608	12,852
Rayonier Inc. REIT	309,780	12,716
TCF Financial Corp.	461,014	12,641
Health Care Inc. REIT	291,400	12,536
Valley National Bancorp	470,415	12,471
Essex Property Trust, Inc. REIT	95,074	12,288
Nationwide Financial Services, Inc.	226,577	12,280
* Conseco, Inc.	613,054	12,249
Commerce Bancshares, Inc.	252,832	12,240
Jones Lang LaSalle Inc.	130,081	11,990
Brandywine Realty Trust REIT	359,553	11,955
Arthur J. Gallagher & Co.	400,380	11,831
Alexandria Real Estate Equities, Inc. REIT	117,827	11,830
Wilmington Trust Corp.	280,123	11,813
* AmeriCredit Corp.	465,617	11,720
Fulton Financial Corp.	699,329	11,679
City National Corp.	163,564	11,646
^ Thornburg Mortgage, Inc. REIT	463,073	11,637
New Plan Excel Realty Trust REIT	423,428	11,636
Erie Indemnity Co. Class A	199,429	11,563
Investors Financial Services Corp.	267,512	11,415
CBL & Associates Properties, Inc. REIT	262,474	11,378
Capitol Federal Financial	292,302	11,230
Raymond James Financial, Inc.	369,591	11,202
Webster Financial Corp.	228,649	11,140
Jefferies Group, Inc.	413,892	11,101
Taubman Co. REIT	216,246	10,998
Bank of Hawaii Corp.	200,604	10,823
People's Bank	241,692	10,784
Realty Income Corp. REIT	388,969	10,774
HRPT Properties Trust REIT	859,902	10,620
Astoria Financial Corp.	344,778	10,399
Kilroy Realty Corp. REIT	132,907	10,367
* Philadelphia Consolidated Holding Corp.	232,589	10,364
The First Marblehead Corp.	187,791	10,263
The Hanover Insurance Group Inc.	208,647	10,182
American Financial Group, Inc.	281,794	10,119
Nationwide Health Properties, Inc. REIT	328,850	9,938
StanCorp Financial Group, Inc.	218,685	9,852
Waddell & Reed Financial, Inc.	343,007	9,385
Highwood Properties, Inc. REIT	225,717	9,200
Colonial Properties Trust REIT	189,220	8,871
East West Bancorp, Inc.	249,191	8,826
Whitney Holdings Corp.	268,625	8,763
Corporate Office Properties Trust, Inc. REIT	172,274	8,695
First Industrial Realty Trust REIT	183,445	8,602
Washington Federal Inc.	354,438	8,340
Unitrin, Inc.	163,962	8,216
* Knight Capital Group, Inc. Class A	424,542	8,138
Post Properties, Inc. REIT	176,965	8,087
The South Financial Group, Inc.	303,751	8,077
Home Properties, Inc. REIT	134,283	7,959
FirstMerit Corp.	327,822	7,914
First Midwest Bancorp, Inc.	203,041	7,854
BancorpSouth, Inc.	289,569	7,766
Healthcare Realty Trust Inc. REIT	195,577	7,733
Mercury General Corp.	145,697	7,683
* Investment Technology Group, Inc.	177,467	7,610
BioMed Realty Trust, Inc. REIT	263,521	7,537
LaSalle Hotel Properties REIT	162,774	7,463
The Phoenix Cos., Inc.	467,934	7,435
Ohio Casualty Corp.	248,743	7,415
Crescent Real Estate, Inc. REIT	373,726	7,381
Washington REIT	184,283	7,371
International Securities Exchange, Inc.	156,219	7,309
* Alleghany Corp.	20,021	7,280
Cathay General Bancorp	210,779	7,274
Delphi Financial Group, Inc.	176,754	7,151
Zenith National Insurance Corp.	151,108	7,088
Umpqua Holdings Corp.	236,027	6,946
Potlatch Corp. REIT	156,841	6,873
Selective Insurance Group	119,888	6,868
UCBH Holdings, Inc.	385,354	6,767
* ProAssurance Corp.	135,314	6,755
First Niagara Financial Group, Inc.	452,661	6,727
Senior Housing Properties Trust REIT	274,667	6,724
Strategic Hotels and Resorts, Inc. REIT	307,629	6,703
Reinsurance Group of America, Inc.	118,960	6,626
Trustmark Corp.	201,320	6,585
* SVB Financial Group	141,126	6,579
Douglas Emmett, Inc. REIT	245,500	6,528
NewAlliance Bancshares, Inc.	396,702	6,506
Pacific Capital Bancorp	192,318	6,458
Westamerica Bancorporation	124,952	6,326
Entertainment Properties Trust REIT	107,973	6,310
Sunstone Hotel Investors, Inc. REIT	235,626	6,298
Digital Realty Trust, Inc. REIT	182,521	6,248
Hilb, Rogal and Hamilton Co.	147,089	6,195
Lexington Corporate Properties Trust REIT	275,858	6,187
Sterling Financial Corp.	182,490	6,170
Maguire Properties, Inc. REIT	154,130	6,165
National Financial Partners Corp.	139,432	6,131
American Financial Realty Trust REIT	528,703	6,048
Hancock Holding Co.	112,119	5,924
Pennsylvania REIT	149,937	5,905
Longview Fibre Co. REIT	267,653	5,875
Commerce Group, Inc.	197,362	5,872
International Bancshares Corp.	189,145	5,846
United Bankshares, Inc.	151,007	5,836
New Century Financial Corp. REIT	182,689	5,771
Chittenden Corp.	187,602	5,758
Downey Financial Corp.	79,104	5,741
Cash America International Inc.	121,323	5,690
Susquehanna Bancshares, Inc.	211,495	5,685
Cousins Properties, Inc. REIT	159,867	5,639
Friedman, Billings, Ramsey Group, Inc. REIT	704,555	5,636
Mid-America Apartment Communities, Inc. REIT	98,402	5,633
DiamondRock Hospitality Co. REIT	309,013	5,565
National Retail Properties REIT	240,134	5,511
Greater Bay Bancorp	208,747	5,496
FelCor Lodging Trust, Inc. REIT	250,935	5,480
Spirit Finance Corp. REIT	419,509	5,231
Equity Lifestyle Properties, Inc. REIT	95,826	5,216
Inland Real Estate Corp. REIT	275,868	5,164
MAF Bancorp, Inc.	115,250	5,151
Old National Bancorp	271,879	5,144
EastGroup Properties, Inc. REIT	95,225	5,100
First Community Bancorp	97,365	5,089
First Citizens BancShares Class A	25,090	5,084
Wintrust Financial Corp.	104,744	5,030
Glacier Bancorp, Inc.	204,912	5,008
Tanger Factory Outlet Centers, Inc. REIT	126,825	4,956
BOK Financial Corp.	90,118	4,955
Franklin Street Properties Corp. REIT	233,094	4,907
First Republic Bank	125,322	4,898
* Piper Jaffray Cos., Inc.	74,694	4,866
Central Pacific Financial Co.	125,359	4,859
Frontier Financial Corp.	163,617	4,783
Provident Bankshares Corp.	132,706	4,724
UMB Financial Corp.	128,236	4,682
R.L.I. Corp.	82,858	4,675
Citizens Banking Corp.	175,109	4,640
Mills Corp. REIT	230,689	4,614
Trustreet Properties, Inc. REIT	273,627	4,611
PS Business Parks, Inc. REIT	64,876	4,587
* Argonaut Group, Inc.	131,109	4,570
Alabama National BanCorporation	66,461	4,568
* First Federal Financial Corp.	67,971	4,552
MB Financial, Inc.	120,969	4,550
LandAmerica Financial Group, Inc.	71,358	4,503
F.N.B. Corp.	244,705	4,471
United Community Banks, Inc.	138,205	4,467
Fremont General Corp.	274,812	4,455
Sovran Self Storage, Inc. REIT	75,733	4,338
Provident Financial Services Inc.	235,654	4,272
Omega Healthcare Investors, Inc. REIT	241,047	4,271
Extra Space Storage Inc. REIT	233,336	4,261
Greenhill & Co., Inc.	57,378	4,234
Great American Financial Resources, Inc.	182,199	4,200
Boston Private Financial Holdings, Inc.	148,601	4,192
U-Store-It Trust REIT	199,751	4,105
Republic Bancorp, Inc.	302,517	4,072
Equity One, Inc. REIT	151,605	4,042
Glimcher Realty Trust REIT	150,288	4,014
National Penn Bancshares Inc.	197,658	4,003
Infinity Property & Casualty Corp.	82,453	3,990
Hanmi Financial Corp.	169,243	3,813
* Alexander's, Inc. REIT	9,018	3,784
Sterling Bancshares, Inc.	285,652	3,719
* Signature Bank	119,119	3,690
* Tejon Ranch Co.	65,391	3,651
BankUnited Financial Corp.	130,177	3,640
Prosperity Bancshares, Inc.	105,152	3,629
Global Signal, Inc. REIT	68,561	3,611
CVB Financial Corp.	248,837	3,598
Highland Hospitality Corp. REIT	251,102	3,578
^ Cascade Bancorp	115,056	3,570
Equity Inns, Inc. REIT	223,078	3,560
NBT Bancorp, Inc.	139,511	3,559
Horace Mann Educators Corp.	175,825	3,552
Fidelity Bankshares, Inc.	88,932	3,528
First Financial Bankshares, Inc.	83,660	3,502
* World Acceptance Corp.	74,034	3,476
Park National Corp.	35,087	3,474
* Investors Bancorp, Inc.	220,361	3,466
First Commonwealth Financial Corp.	254,418	3,417
* Move, Inc.	617,321	3,401
First Charter Corp.	138,219	3,400
TrustCo Bank NY	305,415	3,396
* ^ CompuCredit Corp.	84,657	3,370
Chemical Financial Corp.	100,570	3,349
* Triad Guaranty, Inc.	60,235	3,305
Brookline Bancorp, Inc.	250,579	3,300
optionsXpress Holdings Inc.	144,190	3,272
Amcore Financial, Inc.	100,106	3,270
Financial Federal Corp.	111,095	3,267
Mid-State Bancshares	89,434	3,255
Acadia Realty Trust REIT	129,728	3,246
Stewart Information Services Corp.	74,732	3,240
* GFI Group Inc.	51,452	3,203
National Health Investors REIT	95,881	3,164
First BanCorp Puerto Rico	330,748	3,152
^ Corus Bankshares Inc.	134,614	3,106
Alfa Corp.	163,821	3,081
Advanta Corp. Class A	77,355	3,080
Parkway Properties Inc. REIT	59,828	3,052
PrivateBancorp, Inc.	72,914	3,035
Westbanco Inc.	90,236	3,026
* ^ Portfolio Recovery Associates, Inc.	64,624	3,017
Ramco-Gershenson Properties Trust REIT	78,872	3,008
United Fire & Casualty Co.	84,562	2,981
Advance America, Cash Advance Centers, Inc.	203,035	2,974
Bank Mutual Corp.	244,660	2,963
Saul Centers, Inc. REIT	53,598	2,958
Community Trust Bancorp Inc.	71,131	2,954
City Holding Co.	72,208	2,953
S & T Bancorp, Inc.	85,073	2,949
Safety Insurance Group, Inc.	58,068	2,945
* USI Holdings Corp.	189,491	2,911
PFF Bancorp, Inc.	84,075	2,901
* Universal American Financial Corp.	154,579	2,881
Provident New York Bancorp, Inc.	191,424	2,868
Community Bank System, Inc.	124,337	2,860
Innkeepers USA Trust REIT	183,414	2,843
First Potomac REIT	96,956	2,822
Ashford Hospitality Trust REIT	226,309	2,818
W Holding Co., Inc.	467,862	2,788
Medical Properties Trust Inc. REIT	181,797	2,781
* Ocwen Financial Corp.	174,446	2,767
Community Banks, Inc.	99,410	2,760
* EZCORP, Inc.	169,077	2,748
^ Odyssey Re Holdings Corp.	72,291	2,696
Sterling Financial Corp. (PA)	113,691	2,691
Northwest Bancorp, Inc.	95,958	2,635
BankAtlantic Bancorp, Inc. Class A	190,666	2,633
Capitol Bancorp Ltd.	56,496	2,610
FBL Financial Group, Inc. Class A	65,661	2,566
* Centennial Bank Holdings Inc.	269,554	2,550
First Financial Bancorp	152,122	2,527
* ^ LaBranche & Co. Inc.	254,793	2,505
* First Cash Financial Services, Inc.	95,678	2,475
SWS Group, Inc.	69,144	2,468
State Auto Financial Corp.	69,537	2,415
Banner Corp.	53,230	2,360
Independent Bank Corp. (MA)	65,445	2,358
Getty Realty Holding Corp. REIT	76,270	2,357
Cohen & Steers, Inc.	58,422	2,347
Harleysville Group, Inc.	67,305	2,344
Columbia Banking System, Inc.	66,632	2,340
Sun Communities, Inc. REIT	71,619	2,318
* Franklin Bank Corp.	110,577	2,271
IBERIABANK Corp.	37,531	2,216
Independent Bank Corp. (MI)	87,348	2,209
Harleysville National Corp.	114,254	2,206
* Pinnacle Financial Partners, Inc.	66,422	2,204
Integra Bank Corp.	79,835	2,197
* ^ U.S. Global Investors, Inc. Class A	32,650	2,196
* Accredited Home Lenders Holding Co.	80,201	2,188
LTC Properties, Inc. REIT	79,698	2,177
BankFinancial Corp.	121,219	2,159
21st Century Insurance Group	121,710	2,148
Sandy Spring Bancorp, Inc.	56,067	2,141
TierOne Corp.	67,679	2,139
American Campus Communities, Inc. REIT	75,000	2,135
American Equity Investment Life Holding Co.	163,358	2,129
Nara Bancorp, Inc.	101,214	2,117
Simmons First National Corp.	66,955	2,112
Flagstar Bancorp, Inc.	142,043	2,108
* American Physicians Capital, Inc.	52,534	2,103
State National Bancshares, Inc.	54,509	2,098
Kite Realty Group Trust REIT	111,422	2,075
* Navigators Group, Inc.	43,004	2,072
* Nelnet, Inc.	75,462	2,065
Universal Health Realty Income REIT	52,657	2,053
* Texas Capital Bancshares, Inc.	102,810	2,044
KNBT Bancorp Inc.	121,559	2,034
First Merchants Corp.	74,756	2,033
First Financial Holdings, Inc.	51,740	2,027
First Source Corp.	62,640	2,013
Calamos Asset Management, Inc.	74,731	2,005
Suffolk Bancorp	52,546	2,004
National Western Life Insurance Co. Class A	8,591	1,977
West Coast Bancorp	56,962	1,973
Irwin Financial Corp.	86,148	1,950
WSFS Financial Corp.	29,109	1,948
Bank of the Ozarks, Inc.	58,818	1,945
Anchor Bancorp Wisconsin Inc.	67,077	1,933
Kearny Financial Corp.	119,682	1,922
* CNA Surety Corp.	89,390	1,922
Cedar Shopping Centers, Inc. REIT	119,904	1,908
Renasant Corp.	61,986	1,899
Dime Community Bancshares	135,396	1,897
* Dollar Financial Corp.	67,085	1,869
First Financial Corp. (IN)	52,641	1,866
Investors Real Estate Trust REIT	180,835	1,855
* Nexcen Brands, Inc.	255,826	1,850
CentraCore Properties Trust	56,785	1,836
First Indiana Corp.	72,338	1,834
BancFirst Corp.	33,928	1,832
ITLA Capital Corp.	31,429	1,820
U.S.B. Holding Co., Inc.	74,875	1,804
Tower Group, Inc.	57,815	1,796
* FPIC Insurance Group, Inc.	45,972	1,792
United Community Financial Corp.	144,952	1,774
Ameris Bancorp	62,169	1,752
Presidential Life Corp.	79,735	1,750
Texas United Bancshares	50,707	1,741
Seacoast Banking Corp. of Florida	69,426	1,722
Macatawa Bank Corp.	80,702	1,716
Sterling Bancorp	86,934	1,713
* Tradestation Group Inc.	124,444	1,711
* The Bancorp Inc.	56,632	1,676
Education Realty Trust, Inc. REIT	110,516	1,632
Heritage Commerce Corp.	60,851	1,621
Washington Trust Bancorp, Inc.	57,204	1,595
Midland Co.	37,974	1,593
* First Regional Bancorp	46,630	1,590
* Western Alliance Bancorp	45,700	1,589
Great Southern Bancorp, Inc.	53,775	1,587
* Thomas Weisel Partners Group, Inc.	75,068	1,584
AmericanWest Bancorporation	65,372	1,583
S.Y. Bancorp, Inc.	56,514	1,582
Placer Sierra Bancshares	66,493	1,581
Partners Trust Financial Group, Inc.	134,465	1,565
National Interstate Corp.	64,280	1,562
* Northern Empire Bancshares	52,721	1,557
GMH Communities Trust REIT	152,615	1,549
* Affordable Residential Communities	132,629	1,545
^ Capital City Bank Group, Inc.	42,887	1,514
Old Second Bancorp, Inc.	51,626	1,513
First State Bancorporation	61,086	1,512
* PICO Holdings, Inc.	43,072	1,498
Omega Financial Corp.	46,655	1,489
Midwest Banc Holdings, Inc.	62,504	1,484
Wilshire Bancorp Inc.	77,453	1,469
* Sun Bancorp, Inc. (NJ)	69,502	1,464
* Virginia Commerce Bancorp, Inc.	73,585	1,463
Yardville National Bancorp	38,627	1,457
Flushing Financial Corp.	83,764	1,430
ASTA Funding, Inc.	46,491	1,415
Center Financial Corp.	59,024	1,415
TriCo Bancshares	51,869	1,411
First Place Financial Corp.	59,788	1,404
* Stifel Financial Corp.	35,717	1,401
First Busey Corp.	59,678	1,376
Bank of Granite Corp.	71,951	1,365
* SCPIE Holdings Inc.	51,774	1,353
Preferred Bank, Los Angeles	22,502	1,352
Union Bankshares Corp.	43,785	1,339
Direct General Corp.	64,443	1,330
* ^ Superior Bancorp	116,986	1,327
Charter Financial Corp.	25,731	1,326
Cardinal Financial Corp.	129,170	1,324
PremierWest Bancorp	82,823	1,322
Horizon Financial Corp.	54,521	1,312
Capital Corp. of the West	40,675	1,305
Financial Institutions, Inc.	56,127	1,294
Interchange Financial Services Corp.	56,244	1,293
Associated Estates Realty Corp. REIT	93,804	1,289
* Community Bancorp	42,529	1,284
Capital Lease Funding, Inc. REIT	110,617	1,283
* MarketAxess Holdings, Inc.	93,907	1,274
Hersha Hospitality Trust REIT	112,148	1,272
^ GB&T Bancshares, Inc.	56,696	1,257
Farmers Capital Bank Corp.	36,808	1,256
Arrow Financial Corp.	50,239	1,244
First Bancorp (NC)	56,131	1,226
First Community Bancshares, Inc.	30,915	1,223
* Meadowbrook Insurance Group, Inc.	122,464	1,211
City Bank Lynnwood (WA)	33,829	1,211
ProCentury Corp.	65,329	1,209
OceanFirst Financial Corp.	52,652	1,207
Greene County Bancshares	30,095	1,196
Oriental Financial Group Inc.	92,139	1,193
Gamco Investors Inc. Class A	31,002	1,192
Baldwin & Lyons, Inc. Class B	46,594	1,190
BancTrust Financial Group, Inc.	46,103	1,177
FNB Corp. (NC)	63,477	1,164
* Seabright Insurance Holdings, Inc.	64,331	1,159
Winston Hotels, Inc. REIT	87,205	1,155
Berkshire Hills Bancorp, Inc.	34,510	1,155
^ West Bancorporation	64,713	1,151
NYMAGIC, Inc.	31,239	1,143
Southwest Bancorp, Inc.	40,873	1,139
^ Heartland Financial USA, Inc.	39,408	1,137
Donegal Group Inc.	63,194	1,131
Clifton Savings Bancorp, Inc.	92,552	1,128
Mainsource Financial Group, Inc.	66,350	1,124
Consolidated-Tomoka Land Co.	15,478	1,121
* First Acceptance Corp.	104,466	1,120
* Marlin Business Services Inc.	46,117	1,108
* Pacific Mercantile Bancorp	68,048	1,104
Virginia Financial Group, Inc.	39,427	1,104
R & G Financial Corp. Class B	143,836	1,100
^ Doral Financial Corp.	381,816	1,096
Clark, Inc.	65,857	1,095
Bristol West Holdings, Inc.	68,768	1,089
Affirmative Insurance Holdings, Inc.	66,744	1,086
SCBT Financial Corp.	25,997	1,085
* ^ Citizens, Inc.	163,782	1,081
Univest Corp. of Pennsylvania	35,184	1,072
Tompkins Trustco, Inc.	23,569	1,071
German American Bancorp	73,910	1,062
* Wauwatosa Holdings, Inc.	58,744	1,047
* Asset Acceptance Capital Corp.	62,181	1,046
MBT Financial Corp.	68,140	1,044
North Valley Bancorp	56,412	1,042
Abington Community Bankcorp, Inc.	54,268	1,041
* PMA Capital Corp. Class A	112,686	1,039
Willow Grove Bancorp, Inc.	69,494	1,037
Security Bank Corp.	44,846	1,023
Thomas Properties Group, Inc.	63,910	1,021
Mercantile Bank Corp.	27,035	1,019
Peoples Bancorp, Inc.	34,108	1,013
Lakeland Financial Corp.	39,432	1,007
BNP Residential Properties, Inc. REIT	41,347	999
* ^ The Enstar Group, Inc.	10,382	996
^ Lakeland Bancorp, Inc.	66,672	993
Pennfed Financial Services, Inc.	51,143	988
CoBiz Inc.	44,215	974
Enterprise Financial Services Corp.	29,882	974
Vineyard National Bancorp Co.	42,136	970
^ United Security Bancshares, Inc.	32,988	964
MetroCorp Bancshares, Inc.	45,568	959
* United Capital Corp.	32,188	951
* Capital Crossing Bank	31,893	950
^ Citizens & Northern Corp.	43,023	947
* Pennsylvania Commerce Bancorp, Inc.	35,932	945
First United Corp.	42,633	929
Kansas City Life Insurance Co.	18,429	923
Timberland Bancorp, Inc.	24,644	915
Government Properties Trust, Inc. REIT	85,589	907
Republic Bancorp, Inc. Class A	36,155	907
LSB Bancshares, Inc.	53,667	907
Urstadt Biddle Properties Class A REIT	47,407	905
Century Bancorp, Inc. Class A	33,004	901
Coastal Financial Corp.	53,727	900
FNB Financial Services Corp.	59,642	884
* EuroBancshares, Inc.	99,142	881
Monmouth Real Estate Investment Corp. REIT	104,202	881
Capital Bank Corp.	50,868	875
* QC Holdings Inc.	54,699	873
FNB Corp. (VA)	20,994	872
Crawford & Co. Class B	119,283	871
* Republic First Bancorp, Inc.	66,942	865
Peoples Bancorp of North Carolina	30,829	864
* Rewards Network Inc.	124,157	863
American Land Lease, Inc. REIT	32,411	859
Sanders Morris Harris Group Inc.	67,140	857
Shore Bancshares, Inc.	28,328	854
* Ameriserv Financial Inc.	173,118	853
^ Center Bancorp, Inc.	53,756	850
Commercial Bankshares, Inc.	22,386	850
CFS Bancorp, Inc.	57,779	846
Columbia Equity Trust Inc. REIT	44,200	845
National Health Realty Inc. REIT	34,401	826
* Kohlberg Capital Corp.	475,000	822
Exchange National Bancshares, Inc.	25,808	813
Winthrop Realty Trust Inc. REIT	116,883	801
Mission West Properties Inc. REIT	61,043	800
K-Fed Bancorp	42,416	800
Atlantic Coast Federal Corp.	43,772	798
Meta Financial Group, Inc.	26,704	796
NetBank, Inc.	171,069	794
HMN Financial, Inc.	22,998	794
Heritage Financial Corp.	31,878	782
Home Federal Bancorp, Inc.	45,569	782
Bancorp Rhode Island Inc.	18,003	779
Taylor Capital Group, Inc.	21,167	775
Supertel Hospitality, Inc. REIT	111,083	770
^ Cooperative Bankshares, Inc.	42,808	760
Pacific Continental Corp.	39,183	755
Camden National Corp.	16,282	751
Wainwright Bank & Trust Co.	67,204	745
EMC Insurance Group, Inc.	21,684	740
Royal Bancshares of Pennsylvania, Inc.	27,921	734
American National Bankshares Inc.	31,172	727
Provident Financial Holdings, Inc.	23,822	726
Westfield Financial, Inc.	20,722	717
State Bancorp, Inc.	37,456	714
^ First South Bancorp, Inc.	22,100	705
* First Mercury Financial Corp.	29,900	703
* Encore Capital Group, Inc.	55,451	699
One Liberty Properties, Inc. REIT	27,600	694
First Financial Service Corp.	22,375	689
Agree Realty Corp. REIT	20,021	688
Republic Property Trust REIT	59,600	688
First Security Group Inc.	58,934	680
* Dearborn Bancorp, Inc.	35,756	679
Urstadt Biddle Properties REIT	38,700	679
BRT Realty Trust REIT	24,555	679
Home Federal Bancorp	23,821	678
^ Colony Bankcorp, Inc.	38,227	677
Rainier Pacific Financial Group Inc.	33,736	669
* United Western Bancorp. Inc.	33,277	665
^ Sierra Bancorp	22,194	651
Southside Bancshares, Inc.	25,304	651
* ^ Temecula Valley Bancorp, Inc.	27,628	649
* Credit Acceptance Corp.	19,347	645
Independence Holding Co.	29,349	641
Merchants Bancshares, Inc.	27,480	632
^ Summit Financial Group, Inc.	32,786	631
National Bankshares, Inc.	26,278	627
Guaranty Federal Bancshares, Inc.	21,655	622
TF Financial Corp.	19,962	621
Camco Financial Corp.	48,575	619
Massbank Corp.	18,420	606
TIB Financial Corp.	34,600	605
Smithtown Bancorp, Inc.	22,237	603
Peapack Gladstone Financial Corp.	20,619	579
First M&F Corp.	29,354	570
Northrim Bancorp Inc.	21,195	564
* ^ ZipRealty, Inc.	75,182	563
* Consumer Portfolio Services, Inc.	85,663	558
NASB Financial Inc.	13,444	556
Citizens 1st Bancorp, Inc.	17,970	552
* United PanAm Financial Corp.	38,865	535
MutualFirst Financial Inc.	25,145	533
* KMG America Corp.	54,174	520
Columbia Bancorp (OR)	19,553	517
Beverly Hills Bancorp Inc.	61,144	507
Citizens South Banking Corp.	39,093	506
^ United Security Bancshares (CA)	20,886	503
Oak Hill Financial, Inc.	17,875	501
Southern Community Financial Corp.	48,993	495
MicroFinancial Inc.	126,520	492
* Intervest Bancshares Corp.	14,250	490
Community Capital Corp.	23,442	490
Millennium Bankshares Corp.	51,806	483
Jefferson Bancshares, Inc.	36,985	482
Centerstate Banks of Florida	22,662	474
America First Apartment Investors, Inc. REIT	25,830	473
PMC Commercial Trust REIT	31,104	467
Home Bancshares Inc.	19,393	466
The Washington Savings Bank	53,258	466
UMH Properties, Inc. REIT	30,106	463
AmREIT, Inc. REIT	55,300	461
* Diamond Hill Investment Group	5,231	438
Fidelity Southern Corp.	23,251	433
Peoples Community Bancorp	23,466	422
Gateway Financial Holdings, Inc.	29,332	420
Eagle Bancorp, Inc.	24,083	419
* Cowen Group, Inc.	19,774	418
Cascade Financial Corp.	24,033	410
Yadkin Valley Bank and Trust Co.	21,401	404
Firstbank Corp.	18,642	397
* Newtek Business Services, Inc.	195,227	389
Pulaski Financial Corp.	23,285	370
* Specialty Underwriters' Alliance, Inc.	44,000	370
Pamrapo Bancorp, Inc.	15,495	363
Northern States Financial Corp.	18,223	360
Brooke Corp.	31,198	359
Bryn Mawr Bank Corp.	14,976	354
* ^ HouseValues, Inc.	62,696	353
Cadence Financial Corp.	16,237	352
Westwood Holdings Group, Inc.	15,126	348
Synergy Financial Group, Inc.	20,202	333
Bank of Marin (CA)	9,235	333
* James River Group Inc.	10,266	332
Unity Bancorp, Inc.	22,001	324
Presidential Realty Corp. REIT	46,000	322
* Penn Treaty American Corp.	41,800	321
Federal Agricultural Mortgage Corp. Class C	11,705	318
Eagle Hospitality Properties Trust Inc. REIT	34,400	316
Wilshire Enterprises, Inc.	67,596	308
Advanta Corp. Class B	6,926	302
Riverview Bancorp Inc.	19,698	299
1st Independence Financial Group, Inc.	18,004	296
Gladstone Commercial Corp. REIT	14,547	293
* American Independence Corp.	26,533	287
First Defiance Financial Corp.	9,344	283
* ViewPoint Financial Group	16,700	283
ESB Financial Corp.	25,634	282
* Amerisafe Inc.	18,200	281
Delta Financial Corp.	27,412	278
* Financial Industries Corp.	37,626	277
^ Ames National Corp.	13,057	274
* Penson Worldwide, Inc.	9,925	272
PAB Bankshares, Inc.	12,306	263
Federal Agricultural Mortgage Corp. Class A	12,788	241
Centrue Financial Corporation	12,032	234
* First Albany Cos. Inc.	96,389	224
Heritage Financial Group	12,613	210
* Cash Systems, Inc.	28,398	203
Donegal Group Inc.	9,976	195
Feldman Mall Properties, Inc. REIT	15,009	188
* FirstCity Financial Corp.	16,863	187
Premier Community Bankshares, Inc.	9,203	183
* Ocean Shore Holding Co.	12,899	174
Leesport Financial Corp.	7,247	173
* Bancshares of Florida Inc	8,400	172
Prudential Bancorp, Inc. of Pennsylvania	12,508	168
21ST Century Holding Co.	7,000	166
* NewStar Financial, Inc.	9,000	166
* Grubb & Ellis Co.	14,100	162
* Evercore Partners Inc.	4,300	158
Monarch Community Bancorp, Inc.	15,399	157
Middleburg Financial Corp.	3,997	148
Legacy Bancorp, Inc.	8,497	135
* Brooklyn Federal Bancorp	9,797	129
Mercer Insurance Group, Inc.	6,319	127
American Bancorp of New Jersey, Inc.	9,900	119
* Affordable Residential Communities Rts. Exp. 1/23/07	132,338	117
Rockville Financial, Inc.	6,200	111
* ^ Ladenburg Thalmann Financial Services, Inc.	89,935	110
* Southcoast Financial Corp	4,955	103
Washington Banking Co.	6,071	103
Alliance financial Corp.	2,900	92
* eHealth, Inc.	4,400	88
IBT Bancorp, Inc.	4,100	86
* Clayton Holdings, Inc.	4,224	79
* AmCOMP, Inc.	6,300	69
American River Bankshares	2,557	61
Cogdell Spencer Inc. REIT	2,700	58
First of Long Island Corp.	1,294	58
* Malan Realty Investors, Inc. REIT	49,200	46
* ^ International Assets Holding Corp.	1,500	43
SI Financial Group, Inc.	3,136	38
AmeriVest Properties, Inc. REIT	94,702	38
Commonwealth Bankshares Inc.	1,100	28
* Horizon Group Properties, Inc. REIT	3,415	23
* Central Jersy Bancorp	2,728	23
* Wellsford Real Properties Inc.	2,100	16
Investors Capital Holdings, Ltd.	2,700	14
Mercantile Bancorp, Inc	400	9
* BRIDGE CAPITAL HOLDINGS	429	9
Princeton National Bancorp, Inc.	208	7
* Nicholas Financial Inc.	400	5
* Vesta Insurance Group, Inc.	32,126	-
* Transnational Financial Network	100	-

		2,985,390

Health Care (11.7%)
* Genentech, Inc.	1,860,798	150,967
* Sepracor Inc.	441,895	27,212
* Varian Medical Systems, Inc.	525,576	25,001
* DaVita, Inc.	418,224	23,789
* Health Net Inc.	468,984	22,821
Omnicare, Inc.	490,810	18,960
* Vertex Pharmaceuticals, Inc.	505,230	18,906
DENTSPLY International Inc.	616,336	18,398
* Henry Schein, Inc.	356,667	17,470
* Cephalon, Inc.	245,836	17,309
* Amylin Pharmaceuticals, Inc.	452,880	16,335
* Covance, Inc.	257,885	15,192
* ResMed Inc.	307,078	15,114
* Lincare Holdings, Inc.	378,844	15,093
Beckman Coulter, Inc.	250,883	15,003
* Endo Pharmaceuticals Holdings, Inc.	539,948	14,892
* Triad Hospitals, Inc.	355,570	14,873
* Intuitive Surgical, Inc.	148,745	14,265
Hillenbrand Industries, Inc.	248,070	14,123
* Community Health Systems, Inc.	382,583	13,972
Dade Behring Holdings Inc.	347,601	13,838
Pharmaceutical Product Development, Inc.	416,696	13,426
* Millennium Pharmaceuticals, Inc.	1,229,022	13,396
* Cytyc Corp.	455,381	12,887
Universal Health Services Class B	217,945	12,081
* Cerner Corp.	264,212	12,022
* Charles River Laboratories, Inc.	273,342	11,822
* Gen-Probe Inc.	213,224	11,167
* Edwards Lifesciences Corp.	236,353	11,118
* Respironics, Inc.	294,073	11,101
* Invitrogen Corp.	194,694	11,018
* VCA Antech, Inc.	336,983	10,847
* Hologic, Inc.	213,360	10,088
* IDEXX Laboratories Corp.	126,101	10,000
* Pediatrix Medical Group, Inc.	198,322	9,698
* PDL BioPharma Inc.	469,389	9,453
* Techne Corp.	158,901	8,811
* Kinetic Concepts, Inc.	216,482	8,562
* Advanced Medical Optics, Inc.	240,684	8,472
Mentor Corp.	169,305	8,274
* Sierra Health Services, Inc.	229,357	8,266
* OSI Pharmaceuticals, Inc.	233,103	8,154
Cooper Cos., Inc.	182,911	8,140
* Psychiatric Solutions, Inc.	215,193	8,074
* Immucor Inc.	275,265	8,046
* WellCare Health Plans Inc.	115,998	7,992
* LifePoint Hospitals, Inc.	233,724	7,876
Medicis Pharmaceutical Corp.	223,868	7,864
* Emdeon Corp.	623,510	7,725
* ICOS Corp.	228,045	7,706
* AMERIGROUP Corp.	213,021	7,645
* ImClone Systems, Inc.	284,784	7,621
* Illumina, Inc.	187,056	7,353
* Medarex, Inc.	495,026	7,321
* Kyphon Inc.	180,114	7,277
West Pharmaceutical Services, Inc.	131,370	6,730
* Healthways, Inc.	140,826	6,719
* Human Genome Sciences, Inc.	539,177	6,707
STERIS Corp.	261,865	6,591
* Magellan Health Services, Inc.	151,691	6,556
* The Medicines Co.	206,449	6,549
Valeant Pharmaceuticals International	378,257	6,521
* Affymetrix, Inc.	276,040	6,365
* Bio-Rad Laboratories, Inc. Class A	74,985	6,188
* BioMarin Pharmaceutical Inc.	366,931	6,014
* MGI Pharma, Inc.	322,101	5,930
* Ventana Medical Systems, Inc.	131,826	5,672
* Varian, Inc.	126,268	5,656
* Alexion Pharmaceuticals, Inc.	139,221	5,623
* Nektar Therapeutics	367,264	5,586
* Sunrise Senior Living, Inc.	181,133	5,564
* Theravance, Inc.	178,175	5,504
* Alkermes, Inc.	409,791	5,479
* PSS World Medical, Inc.	275,103	5,373
* American Medical Systems Holdings, Inc.	289,053	5,353
Perrigo Co.	308,458	5,336
* Inverness Medical Innovations, Inc.	136,572	5,285
* Allscripts Healthcare Solutions, Inc.	191,878	5,179
* United Surgical Partners International, Inc.	181,121	5,135
Owens & Minor, Inc. Holding Co.	163,748	5,120
* Myriad Genetics, Inc.	162,546	5,088
* United Therapeutics Corp.	93,460	5,081
* Haemonetics Corp.	110,462	4,973
* Regeneron Pharmaceuticals, Inc.	243,093	4,879
* Apria Healthcare Group Inc.	173,267	4,618
* Digene Corp.	95,834	4,592
* Dionex Corp.	78,488	4,451
* ArthroCare Corp.	108,597	4,335
* Centene Corp.	175,140	4,303
* inVentiv Health, Inc.	119,981	4,241
* Conor Medsystems, Inc.	135,265	4,238
Alpharma, Inc. Class A	175,119	4,220
* ViroPharma Inc.	283,800	4,155
* Cubist Pharmaceuticals, Inc.	223,661	4,051
* DJ Orthopedics Inc.	94,074	4,028
Chemed Corp.	107,133	3,962
* ^ InterMune Inc.	126,199	3,881
* Per-Se Technologies, Inc.	138,400	3,845
* Eclipsys Corp.	186,135	3,827
PolyMedica Corp.	94,324	3,812
* AMN Healthcare Services, Inc.	137,657	3,791
* Genesis Healthcare Corp.	80,233	3,789
Brookdale Senior Living Inc.	77,712	3,730
* Thoratec Corp.	210,746	3,705
* Viasys Healthcare Inc.	132,920	3,698
* Palomar Medical Technologies, Inc.	71,524	3,624
* ^ Align Technology, Inc.	257,981	3,604
* K-V Pharmaceutical Co. Class A	146,947	3,494
* Exelixis, Inc.	387,574	3,488
Arrow International, Inc.	98,347	3,480
* ^ New River Pharmaceuticals Inc.	63,588	3,479
* Integra LifeSciences Holdings	80,402	3,424
* Amedisys Inc.	103,401	3,399
* Isis Pharmaceuticals, Inc.	304,895	3,390
* Biosite Inc.	69,032	3,372
* ^ Ligand Pharmaceuticals Inc. Class B	303,667	3,325
* LifeCell Corp.	136,803	3,302
* Wright Medical Group, Inc.	139,999	3,259
* The TriZetto Group, Inc.	176,848	3,249
* Par Pharmaceutical Cos. Inc.	144,273	3,227
* PAREXEL International Corp.	110,664	3,206
Analogic Corp.	56,911	3,195
* CV Therapeutics, Inc.	228,380	3,188
Invacare Corp.	129,437	3,178
* Nuvasive, Inc.	136,054	3,143
* Kindred Healthcare, Inc.	123,420	3,116
* CONMED Corp.	133,665	3,090
* Arena Pharmaceuticals, Inc.	237,349	3,064
* ^ Martek Biosciences Corp.	131,062	3,059
* Noven Pharmaceuticals, Inc.	116,426	2,963
* Abraxis Bioscience, Inc.	108,179	2,958
^ LCA-Vision Inc.	85,972	2,954
* Sciele Pharma, Inc.	118,678	2,848
* AmSurg Corp.	123,759	2,846
* HealthExtras, Inc.	117,269	2,826
* Matria Healthcare, Inc.	94,760	2,722
* Pharmion Corp.	102,415	2,636
* ^ Geron Corp.	281,782	2,474
* Advanced Magnetics, Inc.	41,121	2,456
* IntraLase Corp.	109,546	2,452
* ICU Medical, Inc.	60,042	2,443
* Greatbatch, Inc.	88,423	2,380
* Salix Pharmaceuticals, Ltd.	190,354	2,317
* SonoSite, Inc.	73,571	2,276
* Vital Images, Inc.	64,810	2,255
* Conceptus, Inc.	104,948	2,234
* Keryx Biopharmaceuticals, Inc.	167,868	2,233
Cambrex Corp.	96,878	2,201
* Pozen Inc.	127,077	2,159
* ^ MannKind Corp.	130,684	2,155
* Tanox, Inc.	107,557	2,140
* Bruker BioSciences Corp.	282,835	2,124
* Zymogenetics, Inc.	135,495	2,110
* Phase Forward Inc.	139,797	2,094
* ^ Alnylam Pharmaceuticals Inc.	97,793	2,093
* PRA International	82,323	2,080
Datascope Corp.	56,899	2,073
* Molina Healthcare Inc.	63,691	2,071
* Radiation Therapy Services, Inc.	65,417	2,062
* CorVel Corp.	43,207	2,055
* Adams Respiratory Therapeutics, Inc.	49,966	2,039
* Merit Medical Systems, Inc.	127,482	2,019
* Symmetry Medical Inc.	145,784	2,016
* Cross Country Healthcare, Inc.	90,243	1,969
* Foxhollow Technologies Inc.	91,210	1,968
* Kendle International Inc.	62,504	1,966
* ^ SurModics, Inc.	61,969	1,928
* Odyssey Healthcare, Inc.	143,321	1,900
* ^ WebMD Health Corp. Class A	47,169	1,888
* Gentiva Health Services, Inc.	98,016	1,868
* Progenics Pharmaceuticals, Inc.	72,442	1,865
* Sirna Therapeutics, Inc.	141,962	1,847
* Dendrite International, Inc.	170,951	1,831
Meridian Bioscience Inc.	74,506	1,828
* Omnicell, Inc.	97,211	1,811
* ^ Onyx Pharmaceuticals, Inc.	169,583	1,794
* Savient Pharmaceuticals Inc.	157,510	1,766
* Zoll Medical Corp.	30,200	1,759
* Pharmanet Development Group, Inc.	79,380	1,752
* Incyte Corp.	299,947	1,752
* Cyberonics, Inc.	84,701	1,748
* OraSure Technologies, Inc.	210,398	1,738
* Medical Action Industries Inc.	53,876	1,737
Vital Signs, Inc.	33,988	1,697
* Luminex Corp.	133,114	1,691
* Momenta Pharmaceuticals, Inc.	106,477	1,675
* Sun Healthcare Group Inc.	131,025	1,655
* Quidel Corp.	120,952	1,647
* Neurocrine Biosciences, Inc.	157,828	1,645
* Nabi Biopharmaceuticals	242,534	1,644
* Cholestech Corp.	87,925	1,620
* ^ AtheroGenics, Inc.	163,191	1,617
* Cepheid, Inc.	185,131	1,574
* Indevus Pharmaceuticals, Inc.	220,111	1,563
* ev3 Inc.	88,907	1,532
* Senomyx, Inc.	117,734	1,529
* Diversa Corp.	140,426	1,528
* Array BioPharma Inc.	118,213	1,527
* Xenoport Inc.	61,677	1,514
* Spectranetics Corp.	133,932	1,512
* Kensey Nash Corp.	47,319	1,505
* Enzon Pharmaceuticals, Inc.	175,540	1,494
* SuperGen, Inc.	291,643	1,482
* ^ Penwest Pharmaceuticals Co.	88,643	1,473
* Rigel Pharmaceuticals, Inc.	122,713	1,457
* Abaxis, Inc.	75,469	1,453
* ^ Enzo Biochem, Inc.	101,228	1,445
* GTx, Inc.	80,220	1,431
Landauer, Inc.	27,141	1,424
* Adolor Corp.	187,165	1,407
* ^ ABIOMED, Inc.	99,266	1,400
* ^ CuraGen Corp.	303,591	1,397
* I-Flow Corp.	92,678	1,386
* Maxygen Inc.	127,422	1,372
* ^ Columbia Laboratories Inc.	268,164	1,368
* ^ Trimeris, Inc.	104,387	1,327
* Symbion, Inc.	71,437	1,322
* Res-Care, Inc.	71,624	1,300
* Inspire Pharmaceuticals, Inc.	204,416	1,298
* Solexa, Inc.	98,000	1,289
* Five Star Quality Care, Inc.	113,894	1,270
* Molecular Devices Corp.	60,139	1,267
* ^ Nastech Pharmaceutical Co., Inc.	82,794	1,253
* Albany Molecular Research, Inc.	118,256	1,249
* Emageon Inc.	80,210	1,232
* ^ Allos Therapeutics Inc.	210,782	1,231
* ^ Stereotaxis Inc.	118,506	1,223
* ThermoGenesis Corp.	280,700	1,210
* Durect Corp.	270,811	1,202
* ^ Idenix Pharmaceuticals Inc.	138,167	1,201
* ^ Immunomedics Inc.	328,759	1,193
* eResearch Technology, Inc.	175,242	1,179
* ^ Peregrine Pharmaceuticals, Inc.	1,015,612	1,178
* XOMA Ltd.	532,466	1,171
National Healthcare Corp.	21,184	1,169
* Bradley Pharmaceuticals, Inc.	56,748	1,168
* BioCryst Pharmaceuticals, Inc.	100,872	1,166
* Somanetics Corp.	50,942	1,163
* Natus Medical Inc.	69,478	1,154
* RehabCare Group, Inc.	77,651	1,153
* Pain Therapeutics, Inc.	128,662	1,145
* Repros Therapeutics, Inc.	90,174	1,137
* ^ Cell Therapeutics, Inc.	645,891	1,130
* ^ Encysive Pharmaceuticals, Inc.	267,137	1,125
* ^ Dendreon Corp.	266,733	1,112
* ^ Hythiam Inc.	117,385	1,085
* ArQule, Inc.	182,112	1,078
* Assisted Living Concepts Inc.	108,600	1,074
* LHC Group Inc.	37,222	1,061
* ARIAD Pharmaceuticals, Inc.	206,158	1,060
* Lexicon Genetics Inc.	288,176	1,040
* MedCath Corp.	37,957	1,039
* ^ Aastrom Biosciences, Inc.	838,008	1,031
* Anika Resh Inc.	77,671	1,031
* ImmunoGen, Inc.	203,238	1,030
* Bioveris Corp.	75,021	1,029
* Collagenex Pharmaceuticals, Inc.	73,452	1,026
* Aspect Medical Systems, Inc.	53,993	1,016
* STAAR Surgical Co.	144,410	1,012
Option Care, Inc.	70,892	1,010
* SciClone Pharmaceuticals, Inc.	311,088	1,002
* US Physical Therapy, Inc.	81,292	996
* Rita Medical Systems, Inc.	214,927	989
Computer Programs and Systems, Inc.	28,891	982
* Rural/Metro Corp.	120,762	982
* SONUS Pharmaceuticals, Inc.	159,838	977
* Healthspring, Inc.	47,900	975
* Candela Corp.	78,168	967
* Encorium Group, Inc.	182,015	967
* Akorn, Inc.	152,900	956
* Osteotech, Inc.	168,019	949
* Accelrys Inc.	157,470	946
* Enpath Medical, Inc.	64,947	945
* ^ Vivus, Inc.	258,199	935
* Medtox Scientific, Inc.	70,014	933
* ^ Santarus Inc.	117,549	920
* Cotherix, Inc.	67,870	916
* IRIS International, Inc.	72,350	915
* ^ Novavax, Inc.	222,226	911
* HMS Holdings Corp.	59,856	907
* MWI Veterinary Supply Inc.	27,924	902
* Cerus Corp.	151,649	889
* Embrex, Inc.	52,379	884
* Cytokinetics, Inc.	118,063	883
* Air Methods Corp.	31,592	882
* Merge Technologies, Inc.	134,322	881
* ^ Neurometrix Inc.	58,997	880
* Cutera, Inc.	32,381	874
* ^ Discovery Laboratories, Inc.	367,885	868
* Angiodynamics Inc.	40,302	866
* Nuvelo, Inc.	213,551	854
* America Service Group Inc.	53,387	853
* Allion Healthcare Inc.	118,742	850
* Epix Pharmaceuticals Inc.	122,489	845
* ^ Cell Genesys, Inc.	248,941	844
* Monogram Biosciences, Inc.	472,918	842
* ^ SIGA Technologies, Inc.	223,559	838
* ^ Telik, Inc.	186,830	828
* ^ Emeritus Corp.	33,287	827
* HealthTronics Surgical Services, Inc.	123,347	821
* Cantel Medical Corp.	50,650	820
* Possis Medical Inc.	60,199	811
* Caliper Life Sciences, Inc.	141,793	811
* ^ StemCells, Inc.	305,838	810
* ^ Sangamo BioSciences, Inc.	122,723	810
* Avigen, Inc.	153,307	809
* Auxilium Pharmaceuticals, Inc.	54,608	802
* Heska Corp.	475,223	794
* ^ Dexcom Inc.	78,722	776
* American Dental Partners, Inc.	40,939	773
* VNUS Medical Technologies, Inc.	86,511	768
* ^ Dynavax Technologies Corp.	83,024	762
* Orthovita, Inc.	209,768	761
* Neogen Corp.	34,060	756
* NMT Medical, Inc.	55,792	755
* Amicas, Inc.	256,273	753
* Matrixx Initiatives, Inc.	46,956	748
* Panacos Pharmaceuticals Inc.	186,053	746
* Cardiac Science Corp.	89,674	724
* E-Z-EM, Inc.	41,368	723
* Oxigene, Inc.	150,376	722
* CryoLife Inc.	94,015	719
* Pharmacopeia Drug Discovery Inc.	168,662	719
Psychemedics Corp.	37,303	718
* Providence Service Corp.	28,450	715
* NPS Pharmaceuticals Inc.	157,051	711
Young Innovations, Inc.	21,351	711
* Dyax Corp.	234,184	710
* Harvard Bioscience, Inc.	137,990	708
* Curis, Inc.	555,124	699
* Dialysis Corporation of America	53,740	683
* Seattle Genetics, Inc.	127,727	681
* Exact Sciences Corp.	240,385	680
* Cypress Bioscience, Inc.	87,445	678
* ^ Emisphere Technologies, Inc.	127,639	675
* Hooper Holmes, Inc.	201,677	668
* Anadys Pharmaceuticals Inc.	135,662	667
* Clarient, Inc.	384,910	662
* Alliance Imaging, Inc.	99,471	661
* Horizon Health Corp.	33,754	661
* BioSphere Medical Inc.	98,610	659
* Halozyme Therapeutics Inc	81,800	658
* Iridex Corp.	74,067	657
* ^ Threshold Pharmaceuticals, Inc.	174,089	644
* AVI BioPharma, Inc.	202,061	643
* Adeza Biomedical Corp.	42,606	635
* Endologix, Inc.	179,653	629
* ^ BioLase Technology, Inc.	71,532	626
* Altus Pharmaceuticals, Inc.	33,100	624
* Acadia Pharmaceuticals Inc.	70,554	620
* Repligen Corp.	219,476	617
* ^ Insmed Inc.	698,290	614
* Regeneration Technologies, Inc.	104,057	610
* Nanogen, Inc.	325,327	605
* Neurogen Corp.	100,740	599
* ^ Medivation Inc.	37,800	598
* ^ Vascular Solutions, Inc.	68,231	596
* Vion Pharmaceuticals, Inc.	438,865	592
* BioScrip Inc.	171,190	592
* Hanger Orthopedic Group, Inc.	78,402	590
* Metabasis Therapeutics, Inc.	78,462	590
* Bioenvision, Inc.	126,615	587
* Bio-Reference Laboratories, Inc.	25,682	578
* Bentley Pharmaceuticals, Inc.	56,690	577
* Lifecore Biomedical Inc.	32,187	574
* Sonic Innovations, Inc.	108,337	564
* GenVec, Inc.	232,965	557
* Memory Pharmaceuticals Corp.	224,088	547
* PRAECIS Pharmaceuticals, Inc.	110,447	542
* PDI, Inc.	53,213	540
* Inhibitex Inc.	326,688	539
* ViaCell, Inc.	113,499	536
* Vical, Inc.	83,172	535
* AP Pharma Inc.	382,501	524
* EntreMed, Inc.	327,854	518
* ^ National Medical Health Card Systems, Inc.	43,589	515
* ^ Orchid Cellmark, Inc.	163,179	506
* AVANT Immunotherapeutics, Inc.	376,544	505
* ^ ADVENTRX Pharmaceuticals, Inc.	169,999	501
* Medical Staffing Network Holdings, Inc.	85,305	501
* ^ Advancis Pharmaceutical Corp.	128,716	499
* SRI/Surgical Express, Inc.	90,661	498
* Genomic Health, Inc.	26,100	485
* Visicu, Inc.	43,279	485
* Synovis Life Technologies, Inc.	48,300	481
* Hi-Tech Pharmacal Co., Inc.	39,237	478
* ^ Paincare Holdings Inc.	421,438	464
* Micrus Endovascular Corp	24,100	460
* Bioanalytical Systems, Inc.	83,596	460
* CardioDynamics International Corp.	440,724	458
* ^ RadNet, Inc.	98,192	454
* Theragenics Corp.	146,315	454
* ^ GTC Biotherapeutics, Inc.	412,218	453
* Microtek Medical Holdings, Inc.	98,432	453
* VistaCare, Inc.	44,453	451
* Third Wave Technologies	92,625	446
* Sequenom, Inc.	94,701	443
* National Dentex Corp.	25,097	439
* Nutraceutical International Corp.	28,412	435
* Kosan Biosciences, Inc.	78,297	435
* ^ Hemispherx Biopharma, Inc.	196,692	433
* TorreyPines Therapeutics Inc.	58,169	429
* ^ CYTOGEN Corp.	184,166	429
* Capital Senior Living Corp.	40,384	428
* Barrier Therapeutics Inc.	56,575	427
* Urologix, Inc.	180,372	420
* Titan Pharmaceuticals, Inc.	126,098	419
* ^ PhotoMedex, Inc.	375,542	417
* DepoMed, Inc.	120,286	415
* ^ NitroMed, Inc.	168,508	413
* ^ Nutrition 21 Inc.	240,790	409
* Stratagene Holding Corp.	54,544	406
* Digirad Corp.	96,530	398
* Mediware Information Systems, Inc.	47,259	395
* ^ Northfield Laboratories, Inc.	96,887	394
* Omrix Biopharmaceuticals, Inc.	12,860	389
* Icad Inc.	131,055	387
* Pharmacyclics, Inc.	74,944	380
* ^ Poniard Pharmaceuticals, Inc.	74,649	373
* ^ Tercica, Inc.	73,520	368
* Exactech, Inc.	25,624	365
* Genta Inc.	807,454	357
* Orthologic Corp.	249,701	357
* ^ Immtech Pharmaceuticals Inc.	46,763	355
* Ciphergen Biosystems, Inc.	395,973	352
* Hana Biosciences, Inc.	55,300	352
* Q-Med, Inc.	75,934	349
* ^ ATS Medical, Inc.	168,014	348
* ^ Lipid Sciences, Inc.	256,897	347
* ^ Alfacell Corp.	200,817	343
* Novamed, Inc.	45,223	342
* ^ Antigenics, Inc.	186,908	342
* Neurobiological Technologies, Inc.	161,542	333
* ^ DUSA Pharmaceuticals, Inc.	75,900	326
* ^ Zila, Inc.	128,207	326
* AtriCure, Inc.	35,300	318
* ^ SCOLR Pharma Inc.	66,100	311
* Minrad International, Inc.	56,300	307
* Allied Healthcare International Inc.	103,259	303
* Questcor Pharmaceuticals, Inc.	204,200	300
* ^ Coley Pharmaceutical Group	30,720	298
* Synergetics USA, Inc.	67,884	297
* ^ Avanir Pharmaceuticals Class A	126,149	291
* Almost Family Inc.	6,711	291
* ^ Ista Pharmaceuticals Inc.	40,548	287
* Acusphere, Inc.	115,658	282
* Combinatorx, Inc.	32,073	278
* ^ Interleukin Genetics, Inc.	47,400	277
* ^ Immunicon Corp.	82,922	275
* Caraco Pharmaceutical Laboratories, Ltd.	19,100	267
* Insite Vision, Inc.	169,932	263
* Emergency Medical Services LP Class A	12,500	262
* Neose Technologies, Inc.	114,215	255
* ^ NeoPharm, Inc.	144,529	241
* Palatin Technologies, Inc.	118,190	241
National Research Corp.	10,540	240
* Oscient Pharmaceuticals Corp.	47,356	240
* Equity	22,000	227
* Escalon Medical Corp.	85,554	227
* ^ Interpharm Holdings, Inc.	108,637	222
* Hollis-Eden Pharmaceuticals, Inc.	41,809	220
* ^ Cortex Pharmaceuticals, Inc.	177,007	219
* The Quigley Corp.	36,347	207
* ^ Biopure Corp. Class A	408,805	196
* ^ Arcadia Resources, Inc.	94,100	194
* Sunlink Health Systems, Inc.	27,500	193
* Home Diagnostics Inc.	17,900	190
* Renovis, Inc.	57,437	182
* ^ North American Scientific, Inc.	165,066	180
* ^ Osiris Therapeutics, Inc.	6,930	175
* ^ Introgen Therapeutics, Inc.	39,849	175
* ^ Continucare Corp.	62,098	173
* ^ Genitope Corp.	49,084	173
* Fonar Corp.	595,934	169
* ^ Isolagen Inc.	56,500	166
* Corcept Therapeutics Inc.	130,921	161
* ^ Trubion Pharmaceuticals, Inc.	8,600	155
* Gene Logic Inc.	98,229	151
* Affymax Inc.	4,400	150
* ^ Rotech Healthcare Inc.	64,088	144
* ^ Accentia Biopharmaceuticals Inc.	40,972	143
* Critical Therapeutics, Inc.	70,130	143
* ^ Genelabs Technologies, Inc.	99,658	142
* Infinity Pharmaceuticals, Inc.	11,037	137
* ^ NationsHealth, Inc.	81,085	137
* CardioTech International, Inc.	66,054	129
Atrion Corp.	1,489	116
* LeMaitre Vascular Inc.	18,100	109
* Cadence Pharmaceuticals, Inc.	8,500	105
* Vanda Parmaceuticals, Inc.	4,200	104
* ^ BSML Inc.	58,238	101
* Proxymed Pharmacy, Inc.	21,771	101
* ^ Genaera Corp.	245,240	96
* Novoste Corp.	32,943	91
* Acorda Therapeutics Inc.	5,700	90
* Retractable Technologies, Inc.	31,968	90
* ^ United American Healthcare Corp.	10,014	84
* ^ Targeted Genetics Corp.	11,759	63
* Metropolitan Health Networks Inc.	15,300	48
* IVAX Diagnostics, Inc.	29,908	44
* Spectrum Pharmaceuticals Inc.	7,900	44
* La Jolla Pharmaceutical Co.	13,228	40
* Alteon, Inc.	246,131	37
* Icagen, Inc.	32,650	34
* Somaxon Pharmaceuticals, Inc.	2,200	31
* Transgenomic, Inc.	67,135	30
* Sunesis Pharmaceuticals, Inc.	6,300	28
* Volcano Corp.	1,700	28
* Precision Optics Corp., Inc.	65,104	23
* Cytrx Corp.	12,000	23
* ^ Epicept Corp.	15,784	23
* Favrille, Inc.	8,136	20
* Vasomedical, Inc.	174,888	15
* Cellegy Pharmaceuticals, Inc.	245,753	14
* Bovie Medical Corp.	1,200	11
Utah Medical Products, Inc.	300	10
* Dyadic International Inc.	200	1
* ^ Aphton Corp.	129,597	-
* iVow Inc.	130	-

		1,497,498

Industrials (13.6%)
Precision Castparts Corp.	547,988	42,897
Expeditors International of Washington, Inc.	862,598	34,935
C.H. Robinson Worldwide Inc.	701,257	28,674
* AMR Corp.	861,900	26,055
Manpower Inc.	341,608	25,597
Joy Global Inc.	480,098	23,207
* McDermott International, Inc.	444,848	22,625
* The Dun & Bradstreet Corp.	246,644	20,420
* Jacobs Engineering Group Inc.	237,988	19,406
Republic Services, Inc. Class A	463,778	18,862
Fastenal Co.	506,568	18,176
Roper Industries Inc.	351,965	17,683
* UAL Corp.	398,543	17,536
* ^ USG Corp.	280,992	15,398
* Foster Wheeler Ltd.	276,527	15,248
* Continental Airlines, Inc. Class B	364,495	15,035
The Manitowoc Co., Inc.	251,636	14,955
Oshkosh Truck Corp.	298,163	14,437
SPX Corp.	234,406	14,336
The Corporate Executive Board Co.	157,065	13,775
Ametek, Inc.	428,086	13,630
* Stericycle, Inc.	178,573	13,482
Harsco Corp.	169,970	12,935
* WESCO International, Inc.	216,438	12,729
Pentair, Inc.	405,070	12,719
* ChoicePoint Inc.	322,330	12,693
The Brink's Co.	193,613	12,376
* Flowserve Corp.	233,949	11,807
* AGCO Corp.	372,751	11,533
Trinity Industries, Inc.	322,197	11,341
* Corrections Corp. of America	246,719	11,159
Hubbell Inc. Class B	245,512	11,100
The Timken Co.	379,875	11,085
* Shaw Group, Inc.	327,954	10,986
Graco, Inc.	274,482	10,875
Lincoln Electric Holdings, Inc.	174,547	10,546
* US Airways Group Inc.	195,558	10,531
Teleflex Inc.	162,565	10,495
IDEX Corp.	219,177	10,391
* Alliant Techsystems, Inc.	132,295	10,344
Adesa, Inc.	365,700	10,148
* Covanta Holding Corp.	459,201	10,121
* JetBlue Airways Corp.	709,665	10,077
* Thomas & Betts Corp.	210,689	9,961
Donaldson Co., Inc.	285,753	9,918
Aramark Corp. Class B	294,898	9,864
Carlisle Co., Inc.	125,328	9,838
Herman Miller, Inc.	267,126	9,713
Laidlaw International Inc.	318,358	9,688
* Quanta Services, Inc.	481,587	9,473
Kennametal, Inc.	156,595	9,216
* General Cable Corp.	209,394	9,153
Acuity Brands, Inc.	175,177	9,116
GATX Corp.	208,688	9,042
* URS Corp.	210,128	9,004
* Kansas City Southern	310,143	8,988
Avis Budget Group, Inc.	410,043	8,894
HNI Corp.	200,089	8,886
Landstar System, Inc.	230,980	8,819
J.B. Hunt Transport Services, Inc.	423,791	8,802
* YRC Worldwide, Inc.	232,432	8,770
* Copart, Inc.	287,909	8,637
DRS Technologies, Inc.	163,937	8,636
MSC Industrial Direct Co., Inc. Class A	220,376	8,628
Con-way, Inc.	193,878	8,538
IKON Office Solutions, Inc.	520,425	8,519
* Navistar International Corp.	247,800	8,284
* BE Aerospace, Inc.	320,825	8,239
* American Commercial Lines Inc.	124,821	8,177
Brady Corp. Class A	217,251	8,099
* Genlyte Group, Inc.	103,402	8,077
* Gardner Denver Inc.	213,990	7,984
Watson Wyatt & Co. Holdings	172,624	7,794
* Waste Connections, Inc.	186,826	7,763
The Toro Co.	165,936	7,738
Alexander & Baldwin, Inc.	174,333	7,730
Florida East Coast Industries, Inc. Class A	128,752	7,674
Crane Co.	208,020	7,622
* EMCOR Group, Inc.	129,824	7,380
* Kirby Corp.	216,186	7,378
Lennox International Inc.	238,046	7,287
CLARCOR Inc.	215,249	7,278
* Washington Group International, Inc.	119,927	7,170
Granite Construction Co.	138,116	6,950
* Armor Holdings, Inc.	126,194	6,922
Belden CDT Inc.	176,915	6,916
* United Rentals, Inc.	271,409	6,902
Nordson Corp.	136,862	6,820
Curtiss-Wright Corp.	179,422	6,653
Regal-Beloit Corp.	126,577	6,647
Skywest, Inc.	260,492	6,645
* Hexcel Corp.	380,850	6,631
Bucyrus International, Inc.	127,800	6,615
* Moog Inc.	169,873	6,487
* Alaska Air Group, Inc.	162,791	6,430
* PHH Corp.	218,129	6,297
* Resources Connection, Inc.	195,881	6,237
* Ceradyne, Inc.	110,081	6,220
* SAIC, Inc.	347,700	6,186
Wabtec Corp.	197,129	5,989
* Swift Transportation Co., Inc.	220,710	5,798
* United Stationers, Inc.	123,385	5,761
* Teledyne Technologies, Inc.	141,564	5,681
* Mueller Water Products, Inc.	376,886	5,616
Briggs & Stratton Corp.	204,450	5,510
* Energy Conversion Devices, Inc.	157,994	5,369
Macquarie Infrastructure Company Trust	150,901	5,354
Deluxe Corp.	212,271	5,349
John H. Harland Co.	105,617	5,302
Actuant Corp.	110,726	5,276
Watts Water Technologies, Inc.	126,572	5,203
Steelcase Inc.	280,617	5,096
* Acco Brands Corp.	184,948	4,896
* ESCO Technologies Inc.	105,575	4,797
Mueller Industries Inc.	151,183	4,793
Woodward Governor Co.	119,110	4,730
^ Simpson Manufacturing Co.	149,374	4,728
Watsco, Inc.	99,819	4,707
* FTI Consulting, Inc.	167,081	4,660
* Cenveo Inc.	217,141	4,603
Kaydon Corp.	115,063	4,573
* Hub Group, Inc.	165,220	4,552
* Orbital Sciences Corp.	245,202	4,522
Mine Safety Appliances Co.	122,292	4,482
Pacer International, Inc.	150,017	4,466
* Genesee & Wyoming Inc. Class A	169,395	4,445
* AAR Corp.	149,248	4,357
* AirTran Holdings, Inc.	370,479	4,349
* Navigant Consulting, Inc.	217,405	4,296
* Tetra Tech, Inc.	236,164	4,272
* Esterline Technologies Corp.	105,350	4,238
* NCI Building Systems, Inc.	81,874	4,237
Administaff, Inc.	99,033	4,236
Franklin Electric, Inc.	80,864	4,156
* CoStar Group, Inc.	76,404	4,092
* The Advisory Board Co.	76,250	4,082
* IHS Inc.-Class A	102,206	4,035
Knight Transportation, Inc.	235,670	4,018
* Dollar Thrifty Automotive Group, Inc.	87,718	4,001
ABM Industries Inc.	175,342	3,982
Applied Industrial Technology, Inc.	151,330	3,981
* Jacuzzi Brands, Inc.	318,154	3,955
Albany International Corp.	119,546	3,934
Baldor Electric Co.	117,667	3,932
* Korn/Ferry International	171,267	3,932
Valmont Industries, Inc.	70,696	3,923
* Mobile Mini, Inc.	145,374	3,916
* Labor Ready, Inc.	212,844	3,901
* EGL, Inc.	129,287	3,850
Heartland Express, Inc.	245,056	3,681
UAP Holding Corp.	145,625	3,667
Arkansas Best Corp.	101,591	3,657
Forward Air Corp.	125,103	3,619
Werner Enterprises, Inc.	206,532	3,610
Viad Corp.	88,706	3,601
Banta Corp.	98,477	3,585
ElkCorp	86,748	3,564
Universal Forest Products, Inc.	76,100	3,548
* Sequa Corp. Class A	30,520	3,512
Barnes Group, Inc.	159,496	3,469
Triumph Group, Inc.	65,944	3,457
A.O. Smith Corp.	91,719	3,445
NACCO Industries, Inc. Class A	24,831	3,392
G & K Services, Inc. Class A	86,752	3,374
* Beacon Roofing Supply, Inc.	178,807	3,365
* The Middleby Corp.	31,963	3,346
* Huron Consulting Group Inc.	72,515	3,288
Healthcare Services Group, Inc.	111,554	3,231
* GenCorp, Inc.	227,814	3,194
* Clean Harbors Inc.	65,815	3,186
* Teletech Holdings Inc.	131,111	3,131
Federal Signal Corp.	195,032	3,128
Robbins & Myers, Inc.	67,622	3,105
* Amerco, Inc.	35,109	3,055
* Heidrick & Struggles International, Inc.	71,752	3,039
* School Specialty, Inc.	79,638	2,986
* EnPro Industries, Inc.	88,063	2,925
* II-VI, Inc.	104,652	2,924
* Geo Group Inc.	77,645	2,913
* Insituform Technologies Inc. Class A	111,124	2,874
* Infrasource Services Inc.	131,514	2,863
* Consolidated Graphics, Inc.	47,938	2,832
Rollins, Inc.	127,909	2,828
* Old Dominion Freight Line, Inc.	114,519	2,756
* GrafTech International Ltd.	398,201	2,756
* Perini Corp.	89,020	2,740
Ameron International Corp.	35,761	2,731
* Republic Airways Holdings Inc.	162,300	2,723
* Griffon Corp.	106,480	2,715
* Superior Essex Inc.	81,546	2,711
* Astec Industries, Inc.	75,434	2,648
Freightcar America Inc.	46,976	2,605
* Williams Scotsman International Inc.	129,280	2,536
* Interline Brands, Inc.	110,987	2,494
Tredegar Corp.	107,776	2,437
Kelly Services, Inc. Class A	83,381	2,413
* Power-One, Inc.	317,399	2,311
* Volt Information Sciences Inc.	45,746	2,297
Apogee Enterprises, Inc.	118,054	2,280
Kaman Corp. Class A	101,799	2,279
CIRCOR International, Inc.	61,385	2,258
* Atlas Air Worldwide Holdings, Inc.	50,200	2,234
McGrath RentCorp	71,906	2,202
Comfort Systems USA, Inc.	171,205	2,164
Bowne & Co., Inc.	134,586	2,145
United Industrial Corp.	42,094	2,136
* Goodman Global, Inc.	123,200	2,119
* CRA International Inc.	40,213	2,107
Knoll, Inc.	94,387	2,077
* RailAmerica, Inc.	128,397	2,065
Wabash National Corp.	135,350	2,044
Cascade Corp.	38,314	2,027
* Commercial Vehicle Group Inc.	92,728	2,021
* American Reprographics Co.	60,573	2,018
* ABX Air, Inc.	290,109	2,010
Lindsay Manufacturing Co.	61,331	2,002
* CBIZ Inc.	286,203	1,995
Ennis, Inc.	81,407	1,991
* ^ American Science & Engineering, Inc.	31,995	1,904
* RBC Bearings Inc.	65,604	1,880
* EnerSys	117,106	1,874
American Woodmark Corp.	43,801	1,833
* Celadon Group Inc.	106,577	1,785
* Spherion Corp.	240,024	1,783
* Kforce Inc.	146,026	1,777
* Hudson Highland Group, Inc.	105,293	1,756
* First Consulting Group, Inc.	126,385	1,739
* ^ Taser International Inc.	224,665	1,710
LSI Industries Inc.	84,593	1,679
Tennant Co.	57,496	1,667
Cubic Corp.	75,567	1,640
* Essex Corp.	68,552	1,639
Central Parking Corp.	90,981	1,638
* ^ Evergreen Solar, Inc.	216,248	1,637
Raven Industries, Inc.	60,778	1,629
* Global Cash Access, Inc.	99,312	1,612
* Ladish Co., Inc.	42,797	1,587
* ExpressJet Holdings, Inc.	194,032	1,572
* Blount International, Inc.	114,954	1,547
* Kadant Inc.	62,575	1,526
* ^ TurboChef Technologies, Inc.	88,451	1,505
Standex International Corp.	49,673	1,497
^ PW Eagle, Inc.	43,270	1,493
EDO Corp.	61,325	1,456
* ^ Encore Wire Corp.	66,021	1,453
Ampco-Pittsburgh Corp.	43,131	1,444
CDI Corp.	56,847	1,415
* PeopleSupport Inc.	66,925	1,409
* M&F Worldwide Corp.	55,676	1,406
Badger Meter, Inc.	48,872	1,354
* Builders FirstSource, Inc.	75,822	1,352
HEICO Corp. Class A	41,440	1,350
* LECG Corp.	71,586	1,323
* Saia, Inc.	56,798	1,318
TAL International Group, Inc.	49,000	1,308
* K&F Industries Holdings	57,264	1,300
* H&E Equipment Services, Inc.	52,238	1,294
* ^ Trex Co., Inc.	56,377	1,290
Waste Industries USA, Inc.	42,267	1,290
* Pinnacle Airlines Corp.	75,500	1,272
* Kenexa Corp.	38,170	1,270
Diamond Management and Technology Consultants, Inc.	101,615	1,264
AAON, Inc.	47,594	1,251
* ^ A.S.V., Inc.	75,756	1,233
^ Mueller Water Products, Inc. Class A	82,600	1,228
* SITEL Corp.	290,655	1,227
The Greenbrier Cos., Inc.	40,389	1,212
* Argon ST, Inc.	55,801	1,202
* Casella Waste Systems, Inc.	98,130	1,200
* Team, Inc.	34,426	1,199
Vicor Corp.	106,328	1,181
* Columbus McKinnon Corp.	56,192	1,181
* ^ FuelCell Energy, Inc.	181,011	1,169
* Accuride Corp.	103,400	1,164
* ICT Group, Inc.	36,852	1,164
* Lydall, Inc.	107,667	1,164
* Magnatek, Inc.	205,786	1,163
* ^ Midwest Air Group Inc.	100,969	1,161
Bluelinx Holdings Inc.	111,064	1,155
* Herley Industries Inc.	70,715	1,145
* Pike Electric Corp.	69,685	1,138
* Universal Truckload Services, Inc.	47,623	1,131
Gorman-Rupp Co.	30,440	1,125
Horizon Lines Inc.	41,300	1,113
* DynCorp International Inc. Class A	69,200	1,098
* ^ Microvision, Inc.	340,284	1,086
* On Assignment, Inc.	91,362	1,074
* Standard Parking Corp.	27,923	1,073
* COMSYS IT Partners Inc.	52,970	1,071
* Astronics Corp.	62,358	1,067
Lawson Products, Inc.	23,041	1,057
* Electro Rent Corp.	62,762	1,048
* ^ Medis Technology Ltd.	59,889	1,044
* NuCo2, Inc.	42,370	1,042
HEICO Corp.	26,812	1,041
* Mesa Air Group Inc.	120,940	1,036
* Layne Christensen Co.	30,874	1,014
* Rush Enterprises, Inc. Class A	59,678	1,010
Multi-Color Corp.	30,531	1,003
* ^ Frontier Airlines Holdings, Inc.	133,996	992
* APAC Teleservices, Inc.	264,352	991
* MTC Technologies, Inc.	41,581	979
* ^ 3D Systems Corp.	60,653	968
* Gehl Co.	34,924	961
* ^ American Superconductor Corp.	97,571	957
The Standard Register Co.	78,693	944
* Axsys Technologies, Inc.	53,691	943
American Railcar Industries, Inc.	27,609	940
Angelica Corp.	36,262	936
* Flanders Corp.	93,865	929
Dynamic Materials Corp.	32,827	922
* Tecumseh Products Co. Class A	54,443	920
* ^ Plug Power, Inc.	233,646	909
* Marten Transport, Ltd.	49,300	904
* P.A.M. Transportation Services, Inc.	40,783	898
* Michael Baker Corp.	39,598	897
* Sirva Inc.	257,280	895
Sun Hydraulics Corp.	43,433	891
Met-Pro Corp.	58,970	875
* ^ Lamson & Sessions Co.	35,800	869
Insteel Industries, Inc.	48,088	855
* TransDigm Group, Inc.	32,100	851
* Industrial Distribution Group, Inc.	85,299	844
* Innovative Solutions and Support, Inc.	49,512	843
^ Titan International, Inc.	41,379	834
Schawk, Inc.	42,496	830
* A.T. Cross Co. Class A	108,216	822
Barrett Business Services, Inc.	34,900	817
* U.S. Home Systems, Inc.	70,812	804
* U.S. Xpress Enterprises, Inc.	48,315	796
Aceto Corp.	91,743	793
Interpool, Inc.	33,159	775
* Quality Distribution Inc.	56,369	751
* USA Truck, Inc.	45,488	730
* GeoEye Inc.	37,400	724
* Park-Ohio Holdings Corp.	44,254	712
^ AMREP Corp.	5,789	709
* Powell Industries, Inc.	21,870	690
* AZZ Inc.	13,400	686
* ^ Distributed Energy Systems Corp.	190,043	684
American Ecology Corp.	36,825	682
* Modtech Holdings, Inc.	135,112	669
Synagro Technologies Inc.	149,081	659
* ^ Capstone Turbine Corp.	533,292	656
* Intersections Inc.	61,983	655
* MAIR Holdings, Inc.	90,713	650
* Willis Lease Finance Corp.	62,712	647
* GP Strategies Corp.	77,760	645
* LMI Aerospace, Inc.	41,661	645
* Exponent, Inc.	34,126	637
* Ducommun, Inc.	27,504	629
* Dynamex Inc.	26,815	626
Supreme Industries, Inc. Class A	97,400	621
* L.B. Foster Co. Class A	23,860	618
* Miller Industries, Inc.	25,700	617
* Hawaiian Holdings, Inc.	124,800	612
* Ultralife Batteries, Inc.	55,298	609
* Learning Tree International, Inc.	67,362	599
* CPI Aerostructures, Inc.	80,415	577
* Patriot Transportation Holding, Inc.	6,178	577
* WCA Waste Corp.	70,553	567
* Chart Industries, Inc.	33,225	539
* Cornell Cos., Inc.	29,113	531
* ^ BTU International, Inc.	54,073	530
Todd Shipyards Corp.	31,217	521
Quixote Corp.	26,330	518
* ^ ENGlobal Corp.	79,259	510
* Integrated Electrical Services, Inc.	28,312	504
^ C & D Technologies, Inc.	104,201	494
* ^ Medialink Worldwide, Inc.	94,298	492
* ^ UQM Technologies, Inc.	179,159	491
* ^ Millennium Cell Inc.	519,976	489
* ^ Ionatron Inc.	115,355	473
Applied Signal Technology, Inc.	32,793	461
L.S. Starrett Co. Class A	28,132	457
* ^ Valence Technology Inc.	274,433	453
* Altra Holdings Inc.	31,800	447
* Baldwin Technology Class A	87,600	438
* Huttig Building Products, Inc.	80,639	427
* ^ Milacron Inc.	523,413	419
Omega Flex Inc.	20,057	415
* ^ Beacon Power Corp.	415,097	411
* Sterling Construction Co., Inc.	18,874	411
* La Barge, Inc.	30,577	411
^ Preformed Line Products Co.	11,633	410
* Catalytica Energy Systems, Inc.	194,270	402
* Active Power, Inc.	152,843	400
* Spherix Inc.	168,884	388
* Peco II, Inc.	394,573	387
* Strategic Distribution, Inc.	35,876	365
* Fiberstars, Inc.	55,987	364
Alamo Group, Inc.	15,252	358
* ^ Houston Wire & Cable Co.	16,869	353
* Nashua Corp.	42,021	352
Aircastle Ltd.	10,800	319
* Perma-Fix Environmental Services, Inc.	137,232	318
Frozen Food Express Industries, Inc.	36,616	315
* Hurco Cos., Inc.	9,675	307
* Covenant Transport, Inc.	26,676	304
* Odyssey Marine Exploration, Inc.	96,050	280
* Taleo Corp. Class A	20,404	279
* Xanser Corp.	54,000	262
* Innerworkings, Inc.	15,400	246
* ^ PRG-Schultz International, Inc.	28,934	231
* TVI Corp.	95,217	224
Twin Disc, Inc.	6,217	221
* ^ Wolverine Tube, Inc.	166,000	203
Hardinge, Inc.	13,163	198
* Tecumseh Products Co. Class B	11,900	198
* TRC Cos., Inc.	22,861	197
Sypris Solutions, Inc.	28,286	197
* K-Tron International, Inc	2,457	183
* ^ TRM Corp.	83,397	178
Ecology and Environment, Inc.	16,325	178
* ^ Integrated Alarm Services Group, Inc.	54,633	178
* The Allied Defense Group, Inc.	8,003	170
* Innotrac Corp.	57,721	146
* COMFORCE Corp.	60,900	143
* ^ Arotech Corp.	46,418	142
Providence and Worcester Railroad Co.	7,200	140
* Mac-Gray Corp.	11,100	132
* Competitive Technologies, Inc.	56,564	132
* ^ Arrowhead Research Corp	28,000	123
* Hudson Technology, Inc.	104,307	117
* ^ Document Security Systems, Inc.	9,700	108
* TeamStaff, Inc.	66,928	86
* Valley National Gases Inc.	3,200	85
International Aluminum Corp.	1,670	81
* Stanley Inc.	4,500	76
* Rush Enterprises, Inc. Class B	3,700	58
* Allied Holdings, Inc.	39,000	47
* LGL Group	6,000	42
^ Protection One, Inc.	3,280	40
* PGT, Inc.	2,800	35
Hubbell Inc. Class A	500	22
* Sifco Industries, Inc.	3,300	17
* BMC Industries, Inc.	126,104	-
* Kaiser Ventures LLC Class A	36,800	-

		1,731,062

Information Technology (14.4%)
* Akamai Technologies, Inc.	629,400	33,433
* Lam Research Corp.	573,713	29,041
Microchip Technology, Inc.	869,671	28,438
* MEMC Electronic Materials, Inc.	675,474	26,438
MasterCard, Inc. Class A	267,526	26,349
Harris Corp.	541,418	24,829
Amphenol Corp.	350,851	21,781
Total System Services, Inc.	791,880	20,898
* Cadence Design Systems, Inc.	1,135,256	20,332
* BEA Systems, Inc.	1,583,041	19,915
* Iron Mountain, Inc.	464,603	19,207
* McAfee Inc.	645,748	18,326
* Western Digital Corp.	892,530	18,261
* Red Hat, Inc.	769,769	17,705
* Activision, Inc.	1,010,572	17,422
CDW Corp.	242,919	17,082
* Alliance Data Systems Corp.	268,927	16,800
* Ceridian Corp.	562,549	15,740
* Arrow Electronics, Inc.	494,703	15,608
* Synopsys, Inc.	571,173	15,267
* CheckFree Corp.	360,103	14,462
* DST Systems, Inc.	223,077	13,971
Intersil Corp.	561,872	13,440
* Avnet, Inc.	516,526	13,187
* NAVTEQ Corp.	376,577	13,169
* Agere Systems Inc.	685,666	13,144
Global Payments Inc.	276,933	12,822
* salesforce.com, Inc.	346,933	12,646
* Integrated Device Technology Inc.	807,936	12,507
Diebold, Inc.	265,843	12,388
* F5 Networks, Inc.	164,707	12,223
* Trimble Navigation Ltd.	225,426	11,436
* Ingram Micro, Inc. Class A	560,154	11,433
* Polycom, Inc.	362,497	11,205
* International Rectifier Corp.	289,780	11,165
MoneyGram International, Inc.	342,720	10,748
* Atmel Corp.	1,734,459	10,493
* Vishay Intertechnology, Inc.	753,798	10,206
* Varian Semiconductor Equipment Associates, Inc.	222,837	10,144
* Zebra Technologies Corp. Class A	286,760	9,976
* Cypress Semiconductor Corp.	578,894	9,766
Fair Isaac, Inc.	232,358	9,445
* ValueClick, Inc.	395,680	9,350
* Digital River, Inc.	163,354	9,114
* Brocade Communications Systems, Inc.	1,103,985	9,064
* Sybase, Inc.	366,743	9,059
* Foundry Networks, Inc.	588,628	8,818
FactSet Research Systems Inc.	152,118	8,592
* THQ Inc.	262,950	8,551
* MICROS Systems, Inc.	160,436	8,455
* Hyperion Solutions Corp.	235,018	8,447
* Tech Data Corp.	222,435	8,424
* FLIR Systems, Inc.	263,579	8,390
* Fairchild Semiconductor International, Inc.	497,604	8,365
* Parametric Technology Corp.	448,500	8,082
* TIBCO Software Inc.	848,650	8,011
* Silicon Laboratories Inc.	224,546	7,781
* aQuantive, Inc.	312,339	7,702
* Tessera Technologies, Inc.	188,593	7,608
* Equinix, Inc.	99,710	7,540
* Anixter International Inc.	138,032	7,495
* CommScope, Inc.	241,707	7,367
* Interdigital Communications Corp.	212,549	7,131
* CACI International, Inc.	125,390	7,085
Acxiom Corp.	274,622	7,044
* Avocent Corp.	207,393	7,020
* FormFactor Inc.	187,818	6,996
* Rambus Inc.	361,841	6,850
* ANSYS, Inc.	156,608	6,811
Jack Henry & Associates Inc.	318,084	6,807
* Cymer, Inc.	154,382	6,785
* VeriFone Holdings, Inc.	191,172	6,767
* Emulex Corp.	346,496	6,760
* Sonus Networks, Inc.	1,021,335	6,731
* Andrew Corp.	646,705	6,616
* 3Com Corp.	1,608,325	6,610
Imation Corp.	140,501	6,523
* BearingPoint, Inc.	815,862	6,420
* ^ Nuance Communications, Inc.	559,841	6,416
* SAVVIS, Inc.	179,660	6,416
* Avid Technology, Inc.	172,113	6,413
* Benchmark Electronics, Inc.	262,519	6,395
* BISYS Group, Inc.	494,329	6,382
National Instruments Corp.	231,054	6,294
* Redback Networks Inc.	252,334	6,293
* Electronics for Imaging, Inc.	231,187	6,145
* Entegris Inc.	565,805	6,122
* WebEx Communications, Inc.	172,817	6,030
* Macrovision Corp.	213,027	6,020
* Mentor Graphics Corp.	332,662	5,998
* MPS Group, Inc.	417,357	5,917
* Palm, Inc.	419,547	5,911
ADTRAN Inc.	259,307	5,886
* Perot Systems Corp.	348,092	5,705
* Microsemi Corp.	289,200	5,683
* j2 Global Communications, Inc.	202,282	5,512
* CNET Networks, Inc.	606,351	5,512
* Arris Group Inc.	440,174	5,507
* ^ Cree, Inc.	313,799	5,435
* Itron, Inc.	103,936	5,387
* ^ SiRF Technology Holdings, Inc.	209,043	5,335
* ^ Take-Two Interactive Software, Inc.	297,000	5,275
* CSG Systems International, Inc.	197,075	5,268
* RF Micro Devices, Inc.	775,323	5,264
* Digital Insight Corp.	136,231	5,244
* eFunds Corp.	190,431	5,237
* Wright Express Corp.	165,252	5,151
* Transaction Systems Architects, Inc.	152,568	4,969
* Intermec, Inc.	203,506	4,939
* Digitas Inc.	361,382	4,846
* Komag, Inc.	126,956	4,809
* Kronos, Inc.	130,007	4,776
* RealNetworks, Inc.	434,880	4,758
Daktronics, Inc.	128,744	4,744
* ON Semiconductor Corp.	623,490	4,720
* Progress Software Corp.	168,110	4,695
Blackbaud, Inc.	179,553	4,668
* Skyworks Solutions, Inc.	656,872	4,651
* Gartner, Inc. Class A	233,870	4,628
* Global Imaging Systems, Inc.	207,933	4,564
* Atheros Communications, Inc.	211,992	4,520
* Hewitt Associates, Inc.	175,447	4,518
* Plexus Corp.	188,393	4,499
* Euronet Worldwide, Inc.	150,634	4,472
* Dolby Laboratories Inc.	144,123	4,471
* MicroStrategy Inc.	39,139	4,462
* SRA International, Inc.	165,463	4,424
* Brooks Automation, Inc.	306,598	4,415
* Websense, Inc.	192,085	4,385
* Silicon Image, Inc.	342,953	4,362
* ATMI, Inc.	142,604	4,354
Cognex Corp.	181,693	4,328
* Applied Micro Circuits Corp.	1,210,618	4,310
* Informatica Corp.	352,055	4,299
* Rogers Corp.	72,018	4,260
* Trident Microsystems, Inc.	231,108	4,202
* Amkor Technology, Inc.	444,319	4,150
Plantronics, Inc.	194,176	4,117
* Tekelec	274,331	4,068
* Quest Software, Inc.	275,311	4,033
* Coherent, Inc.	127,525	4,026
* Conexant Systems, Inc.	1,956,407	3,991
Technitrol, Inc.	166,483	3,977
* Kanbay International Inc.	137,126	3,945
* Semtech Corp.	296,461	3,875
* Paxar Corp.	166,376	3,837
* Rofin-Sinar Technologies Inc.	62,698	3,791
* ^ UTStarcom, Inc.	432,017	3,780
* Insight Enterprises, Inc.	197,524	3,727
* EarthLink, Inc.	520,512	3,695
* McDATA Corp. Class A	652,056	3,619
* NETGEAR, Inc.	136,960	3,595
* Aeroflex, Inc.	304,342	3,567
* ^ Openwave Systems Inc.	385,841	3,561
* Comtech Telecommunications Corp.	92,897	3,537
United Online, Inc.	265,957	3,532
* ^ Rackable Systems Inc.	113,062	3,502
* Newport Corp.	167,084	3,500
Talx Corp.	126,935	3,484
* Dycom Industries, Inc.	164,871	3,482
* Blackboard Inc.	115,254	3,462
* Powerwave Technologies, Inc.	528,531	3,409
* Cabot Microelectronics Corp.	100,262	3,403
* MKS Instruments, Inc.	148,335	3,349
* Manhattan Associates, Inc.	109,889	3,305
* Checkpoint Systems, Inc.	163,360	3,300
* ScanSource, Inc.	104,411	3,174
* Open Solutions Inc.	84,189	3,169
* Wind River Systems Inc.	306,964	3,146
* Epicor Software Corp.	232,236	3,138
* Quantum Corp.	1,329,152	3,084
* Finisar Corp.	948,018	3,062
* OmniVision Technologies, Inc.	222,612	3,039
* Synaptics Inc.	102,065	3,030
AVX Corp.	204,046	3,018
* Lattice Semiconductor Corp.	465,086	3,014
MTS Systems Corp.	77,773	3,004
Black Box Corp.	70,991	2,981
* Opsware, Inc.	333,905	2,945
* Littelfuse, Inc.	91,948	2,931
* Zoran Corp.	201,042	2,931
* ^ L-1 Identity Solutions Inc.	193,321	2,925
* Advent Software, Inc.	82,677	2,918
* Brightpoint, Inc.	216,544	2,913
* Micrel, Inc.	266,016	2,868
* ViaSat, Inc.	95,678	2,852
* Diodes Inc.	80,366	2,851
* Spansion Inc. Class A	191,482	2,845
* Photronics Inc.	173,147	2,829
* Sycamore Networks, Inc.	751,004	2,824
* ManTech International Corp.	76,312	2,811
* The Knot, Inc.	103,226	2,709
* DSP Group Inc.	123,689	2,684
* CMGI Inc.	1,980,233	2,654
* KEMET Corp.	360,207	2,630
Gevity HR, Inc.	110,185	2,610
Quality Systems, Inc.	69,430	2,588
* Vignette Corp.	151,581	2,587
* TriQuint Semiconductor, Inc.	573,738	2,582
* FEI Co.	94,991	2,505
* Hutchinson Technology, Inc.	105,639	2,490
* Altiris, Inc.	97,328	2,470
* Electro Scientific Industries, Inc.	121,836	2,454
* Aspen Technologies, Inc.	222,045	2,447
* SafeNet, Inc.	100,801	2,413
* Axcelis Technologies, Inc.	411,493	2,399
* InfoSpace, Inc.	116,506	2,390
* Intevac, Inc.	90,464	2,348
MAXIMUS, Inc.	76,120	2,343
* Interwoven Inc.	159,039	2,333
* Ariba, Inc.	301,095	2,330
* Sykes Enterprises, Inc.	130,992	2,311
* Internap Network Services Corp.	116,070	2,306
* Standard Microsystem Corp.	82,209	2,300
* DealerTrack Holdings Inc.	78,142	2,299
* Sigma Designs, Inc.	90,317	2,299
CTS Corp.	145,460	2,284
Agilysys, Inc.	135,209	2,263
* Keane, Inc.	189,747	2,260
* Tyler Technologies, Inc.	158,860	2,234
* SonicWALL, Inc.	264,432	2,227
* Concur Technologies, Inc.	137,917	2,212
Park Electrochemical Corp.	84,841	2,176
* C-COR Inc.	195,092	2,173
* Cirrus Logic, Inc.	315,421	2,170
* Advanced Energy Industries, Inc.	114,853	2,167
* Credence Systems Corp.	415,924	2,163
* Adaptec, Inc.	456,097	2,124
* Veeco Instruments, Inc.	112,861	2,114
* Witness Systems, Inc.	120,347	2,110
* Packeteer, Inc.	152,421	2,073
* Ixia	215,823	2,072
* Lawson Software, Inc.	280,353	2,072
* ^ SunPower Corp. Class A	55,412	2,060
* DTS Inc.	84,454	2,043
* Forrester Research, Inc.	74,370	2,016
* Verint Systems Inc.	57,507	1,971
* SPSS, Inc.	64,759	1,947
* ^ MRV Communications Inc.	545,204	1,930
* Kulicke & Soffa Industries, Inc.	228,307	1,918
* Harmonic, Inc.	259,792	1,889
* Silicon Storage Technology, Inc.	409,386	1,846
* Actel Corp.	101,437	1,842
* Color Kinetics Inc.	86,186	1,840
* Ansoft Corp.	65,366	1,817
* Gateway, Inc.	894,300	1,798
* Mastec Inc.	154,919	1,788
* Supertex, Inc.	44,780	1,758
* The Ultimate Software Group, Inc.	75,267	1,751
* Perficient, Inc.	105,716	1,735
* Exar Corp.	130,662	1,699
Cohu, Inc.	84,225	1,698
* Actuate Software Corp.	285,439	1,696
* Marchex, Inc.	125,783	1,683
* Mattson Technology, Inc.	178,339	1,662
Inter-Tel, Inc.	74,348	1,648
* AMIS Holdings Inc.	154,377	1,632
infoUSA Inc.	135,893	1,618
* Stratex Networks, Inc.	335,047	1,618
* Rudolph Technologies, Inc.	101,612	1,618
* ^ Avanex Corp.	852,595	1,611
* RightNow Technologies Inc.	92,765	1,597
* Covansys Corp.	69,195	1,588
* JDA Software Group, Inc.	114,363	1,575
* Sapient Corp.	284,539	1,562
* Extreme Networks, Inc.	370,755	1,553
* Asyst Technologies, Inc.	210,686	1,540
* Anaren, Inc.	86,403	1,535
* Cogent Inc.	136,691	1,505
* Internet Capital Group Inc.	145,353	1,491
* Ciber, Inc.	217,398	1,474
* NetRatings, Inc.	84,175	1,474
* Gerber Scientific, Inc.	117,205	1,472
* Genesis Microchip Inc.	142,965	1,450
* TTM Technologies, Inc.	126,764	1,436
* ^ i2 Technologies, Inc.	61,800	1,410
* Secure Computing Corp.	214,382	1,406
* TNS Inc.	70,638	1,360
* Borland Software Corp.	249,893	1,359
* FARO Technologies, Inc.	56,504	1,358
* ANADIGICS, Inc.	153,133	1,357
* webMethods, Inc.	182,831	1,346
* Lightbridge, Inc.	99,072	1,341
* MIPS Technologies, Inc.	161,097	1,337
* ^ Echelon Corp.	166,428	1,331
* Hittite Microwave Corp.	40,700	1,315
* Netlogic Microsystems Inc.	60,339	1,309
* VASCO Data Security International, Inc.	109,777	1,301
* ^ Bankrate, Inc.	33,493	1,271
* ^ Stratasys, Inc.	40,304	1,266
* Symmetricom Inc.	141,878	1,266
* ^ Universal Display Corp.	83,992	1,261
* FalconStor Software, Inc.	144,491	1,250
* Art Technology Group, Inc.	535,530	1,248
* Semitool, Inc.	93,735	1,248
* Digi International, Inc.	89,751	1,238
* Sonic Solutions, Inc.	75,110	1,224
* Mercury Computer Systems, Inc.	91,572	1,223
* PortalPlayer Inc.	90,886	1,222
* Excel Technology, Inc.	47,615	1,218
* VA Software Corp.	241,231	1,213
* iPass Inc.	206,263	1,213
* ^ Multi-Fineline Electronix, Inc.	59,741	1,212
* ^ ParkerVision, Inc.	108,573	1,211
* Radiant Systems, Inc.	115,512	1,206
Methode Electronics, Inc. Class A	110,911	1,201
* Loral Space and Communications Ltd.	29,469	1,200
Heartland Payment Systems, Inc.	41,900	1,184
* InterVoice, Inc.	154,246	1,182
* Agile Software Corp.	191,498	1,177
* WebSideStory, Inc.	92,519	1,171
* SI International Inc.	36,085	1,170
* Blue Coat Systems, Inc.	48,464	1,161
* RadiSys Corp.	69,196	1,153
* Novatel Wireless, Inc.	116,224	1,124
* Rimage Corp.	43,154	1,122
Bel Fuse, Inc. Class B	32,200	1,120
* EMS Technologies, Inc.	55,823	1,118
* CyberSource Corp.	101,007	1,113
* LoJack Corp.	64,313	1,098
* Lionbridge Technologies, Inc.	169,695	1,093
* ^ Presstek, Inc.	171,631	1,092
* MSC Software Corp.	70,899	1,080
* ^ Monolithic Power Systems	96,911	1,076
* eSPEED, Inc. Class A	122,728	1,071
* Pericom Semiconductor Corp.	93,007	1,067
Integral Systems, Inc.	46,024	1,066
* Entrust, Inc.	249,017	1,063
* Applix, Inc.	93,567	1,062
* LTX Corp.	188,622	1,056
* Hypercom Corp.	165,911	1,054
* Ultra Clean Holdings, Inc.	85,153	1,052
* Pemstar Inc.	270,740	1,042
* EPIQ Systems, Inc.	61,286	1,040
* 24/7 Real Media, Inc.	114,077	1,032
Pegasystems Inc.	104,532	1,032
* Greenfield Online, Inc.	72,115	1,031
* SeaChange International, Inc.	100,656	1,029
* IXYS Corp.	114,643	1,020
* Kopin Corp.	282,975	1,010
* Volterra Semiconductor Corp.	66,835	1,003
* PC Connection, Inc.	66,806	991
* Keynote Systems Inc.	92,830	984
* Saba Software, Inc.	157,901	984
* Ultratech, Inc.	78,755	983
* Oplink Communications, Inc.	47,519	977
* SYNNEX Corp.	44,327	973
* ^ Imergent, Inc.	33,900	971
* Captaris Inc.	124,348	966
* SimpleTech, Inc.	76,078	965
* Neoware Systems, Inc.	72,762	961
* OPNET Technologies, Inc.	66,088	955
* Nu Horizons Electronics Corp.	92,630	953
* Ditech Networks Inc.	137,623	952
* Docucorp International, Inc.	93,099	948
* ^ MoSys, Inc.	102,391	947
TheStreet.com, Inc.	106,187	945
* Mindspeed Technologies, Inc.	494,715	945
* iGATE Corp.	136,904	942
* Network Engines, Inc.	361,869	941
* Ulticom, Inc.	97,760	938
Startek, Inc.	69,079	935
* AXT, Inc.	197,947	934
* Sirenza Microdevices, Inc.	118,628	932
^ Renaissance Learning, Inc.	52,583	932
* Chordiant Software, Inc.	281,023	930
* Zhone Technologies	696,656	913
* Smith Micro Software, Inc.	63,525	901
* OSI Systems Inc.	43,026	901
* ^ NVE Corp.	29,191	897
X-Rite Inc.	72,558	892
* Magma Design Automation, Inc.	99,368	887
* Safeguard Scientifics, Inc.	359,996	871
* Terremark Worldwide, Inc.	129,374	869
* ^ eCollege.com Inc.	54,670	856
Keithley Instruments Inc.	64,833	853
* ^ Infocrossing, Inc.	51,985	847
* ^ Transmeta Corp.	760,653	844
* Bitstream Inc.	96,654	841
* ^ EMCORE Corp.	151,566	838
* Photon Dynamics, Inc.	71,671	838
* LivePerson, Inc.	159,959	837
* ^ Ramtron International Corp.	224,196	834
* PLX Technology, Inc.	63,543	829
* TranSwitch Corp.	590,537	827
* Spectrum Control, Inc.	84,945	826
* SRS Labs, Inc.	75,419	816
* Concurrent Computer Corp.	447,107	809
* Travelzoo, Inc.	26,977	808
* DDi Corp.	112,175	808
* Microtune, Inc.	170,912	803
* Zygo Corp.	48,771	802
* ZiLOG, Inc.	180,550	791
* NIC Inc.	157,965	785
* PDF Solutions, Inc.	53,809	778
* ^ Research Frontiers, Inc.	141,386	773
* Glenayre Technologies, Inc.	301,901	770
* Measurement Specialties, Inc.	35,041	758
* Cray, Inc.	63,645	756
* ^ Maxwell Technologies, Inc.	53,637	748
MOCON, Inc.	58,814	748
* Immersion Corp.	102,846	746
* ^ I.D. Systems, Inc.	39,426	742
* S1 Corp.	134,359	740
* ^ Lasercard Corp.	69,049	740
* Globecomm Systems, Inc.	83,120	732
* ^ Riverbed Technology, Inc.	23,800	731
* Online Resources Corp.	71,477	730
* ^ Bookham, Inc.	178,660	727
* ^ Lumera Corp.	118,779	725
* ^ I-many, Inc.	437,530	722
* Netsmart Technologies, Inc.	44,433	722
QAD Inc.	83,858	704
* Iomega Corp.	197,057	696
* ^ Midway Games Inc.	99,399	694
* Sumtotal Systems Inc.	114,466	693
* Aware, Inc.	127,112	678
* SupportSoft, Inc.	123,265	675
* Westell Technologies, Inc.	269,126	673
* Moldflow Corp.	48,337	671
Astro-Med, Inc.	65,839	670
* Tumbleweed Communications Corp.	254,504	669
* MapInfo Corp.	51,162	668
* KVH Industries, Inc.	62,553	664
American Software, Inc. Class A	95,757	664
* iBasis, Inc.	77,191	655
* PC-Tel, Inc.	69,661	651
* NetManage, Inc.	122,324	647
* Hauppage Digital, Inc.	89,829	644
* Virage Logic Corp.	69,250	643
* LookSmart, Ltd.	142,222	634
* Tollgrade Communications, Inc.	59,593	630
* Rainmaker Systems, Inc.	83,971	627
* White Electronic Designs Corp.	115,241	627
* Zones, Inc.	83,487	624
* Staktek Holdings Inc.	120,486	621
* Autobytel Inc.	175,591	615
* Integrated Silicon Solution, Inc.	105,531	607
* Acme Packet, Inc.	29,200	603
* FSI International, Inc.	114,205	602
* ^ FOCUS Enhancements, Inc.	383,012	597
* TechTeam Global, Inc.	53,103	597
* Advanced Analogic Technologies, Inc.	109,958	593
* ^ Intelli-Check Inc.	87,798	591
* Telular Corp.	163,158	591
* OpenTV Corp.	250,981	582
* Cherokee International Corp.	144,493	578
* COMARCO, Inc.	66,874	576
* Applied Digital Solutions, Inc.	315,533	571
* CyberOptics Corp.	44,789	567
* Bottomline Technologies, Inc.	49,482	567
* Datalink Corp.	75,268	566
* Jupitermedia Corp.	71,167	564
* Carreker Corp.	73,391	561
* Key Tronic Corp.	117,140	560
* Occam Networks, Inc.	33,700	556
* Ciprico Inc.	91,560	554
* American Technology Corp.	140,562	551
Communications Systems, Inc.	54,604	545
* ^ Telecommunication Systems, Inc.	175,567	544
* Network Equipment Technologies, Inc.	93,397	544
* Carrier Access Corp.	81,569	535
* En Pointe Technologies, Inc.	116,789	534
* LeCroy Corp.	46,338	533
* Liquidity Services, Inc.	30,849	531
* ^ Convera Corp.	115,367	530
* Dot Hill Systems Corp.	133,020	523
* Commvault Systems, Inc.	26,100	522
* Calamp Corp.	61,430	518
* QuickLogic Corp.	174,560	518
* NetScout Systems, Inc.	62,424	518
* ^ DivX, Inc.	22,200	512
* SM&A Corp.	87,587	508
* ^ Wave Systems Corp. Class A	195,166	502
* ^ Aptimus, Inc.	74,593	492
* Vitria Technology, Inc.	182,788	491
* Aetrium, Inc.	135,804	483
* Dynamics Research Corp.	49,572	483
* Catapult Communications Corp.	53,291	479
* Endwave Corp.	44,123	478
* ^ SatCon Technology Corp.	418,676	477
* Inforte Corp.	126,344	473
* ePlus Inc.	45,188	472
* Napster, Inc.	129,121	469
* Indus International, Inc.	122,248	463
* Allied Motion Technologies, Inc.	67,372	463
* Mobius Management Systems, Inc.	69,416	462
* Electroglas, Inc.	185,265	461
* Computer Horizons Corp.	101,728	460
* Planar Systems, Inc.	47,416	459
* Bell Microproducts Inc.	64,646	456
* ^ 8X8 Inc.	384,396	450
* WJ Communications, Inc.	285,267	448
* ActivIdentity Corp.	87,904	446
* Performance Technologies, Inc.	74,276	445
* Nanometrics Inc.	56,024	443
* Corillian Corp.	117,254	442
* ^ WorldGate Communications, Inc.	327,223	438
* SigmaTel Inc.	100,029	438
* SpectraLink Corp.	50,515	434
* EFJ, Inc.	64,419	434
* Computer Task Group, Inc.	91,166	433
* Radyne Comstream Inc.	40,102	431
* OYO Geospace Corp.	7,379	429
* Embarcadero Technologies, Inc.	67,484	413
* ^ Access Intergrated Technologies Inc.	47,000	410
* Quovadx, Inc.	143,359	404
* Airspan Networks Inc.	109,020	403
* Avici Systems Inc.	51,864	402
* ^ NeoMagic Corp.	67,528	396
* RF Monolithics, Inc.	85,459	385
* Centillium Communications, Inc.	179,209	384
* ^ Micronetics Inc.	49,928	382
* Merix Corp.	40,537	377
* ^ Vyyo Inc.	84,015	376
* Evans & Sutherland Computer Corp.	87,097	368
* ^ Mechanical Technology Inc.	188,306	356
* Answerthink Consulting Group, Inc.	114,781	354
* ^ Zix Corp.	295,218	351
* Optical Cable Corp.	76,699	349
* California Micro Devices Corp.	79,185	347
* CallWave, Inc.	125,082	338
* Therma-Wave Inc.	281,861	335
* Lantronix, Inc.	202,636	330
* Web.com, Inc.	78,393	328
* PlanetOut, Inc.	70,302	324
* ^ Viewpoint Corp.	480,212	322
* Phoenix Technologies Ltd.	71,443	321
* Peerless Systems Corp.	117,839	321
* Hifn, Inc.	59,879	320
* Miva Inc.	91,717	311
* Pixelworks, Inc.	134,848	309
* ^ SCM Microsystems, Inc.	97,735	308
* Catalyst Semiconductor, Inc.	89,413	308
* Management Network Group Inc.	200,013	300
* Globix Corp.	68,800	299
* ^ On2 Technologies, Inc.	249,035	299
* Ikanos Communications, Inc.	34,359	299
* PLATO Learning, Inc.	54,990	297
* PAR Technology Corp.	32,500	293
* Versant Corp.	21,333	291
* CPI International, Inc.	18,886	283
* ^ Telkonet, Inc.	106,050	283
* Video Display Corp.	36,589	282
* LogicVision, Inc.	228,453	279
* InFocus Corp.	103,393	276
* ^ Local.com Corp	67,777	274
* AuthentiDate Holding Corp.	170,534	273
* Optical Communication Products, Inc.	166,232	273
* ^ Mobility Electronics, Inc.	81,348	273
* ^ SpatiaLight, Inc.	199,746	270
* Exlservice Holdings Inc.	12,800	269
* Digimarc Corp.	29,530	260
* Applied Innovation Inc.	80,879	260
* NMS Communications Corp.	123,693	254
* VitalStream Holdings, Inc.	24,422	245
* ^ LightPath Technologies, Inc. Class A	51,041	241
* Leadis Technology Inc.	50,620	237
* Onvia.com, Inc.	39,827	235
* TransAct Technologies Inc.	28,404	235
* Nextest Systems Corp.	20,189	228
Mesa Laboratories, Inc.	12,102	227
* ^ Isilon Systems Inc.	8,100	224
TSR, Inc.	53,636	219
* BSQUARE Corp.	75,959	216
* Interlink Electronics Inc.	69,789	215
* Kintera Inc.	169,236	212
* EasyLink Services Corp.	72,738	210
* Netopia, Inc.	30,126	209
* Tut Systems, Inc.	186,685	209
* IPG Photonics Corporation	8,500	204
* ^ MTI Technology Corp.	269,906	202
* Selectica, Inc.	114,029	202
* ^ Napco Security Systems, Inc.	33,780	198
* ^ Atari, Inc.	344,779	197
* ^ Digital Angel Corp.	77,050	196
* Data I/O Corp.	52,521	191
* SteelCloud Inc.	226,289	190
* Synplicity, Inc.	30,306	190
* Innovex, Inc.	106,590	185
* Goldleaf Financial Solutions, Inc.	31,163	182
* Intraware, Inc.	27,102	178
* InsWeb Corp.	55,315	176
* ACE*COMM Corp.	139,341	174
Bel Fuse, Inc. Class A	5,719	173
* ^ Sento Corp.	73,817	169
* ^ The SCO Group, Inc.	147,592	167
* ^ DataTRAK International Inc.	32,491	163
* Stratos International Inc.	20,220	154
* ^ Ibis Technology Corp.	101,314	149
* RAE Systems, Inc.	46,500	149
* GSE Systems, Inc.	22,270	148
* deltathree, Inc.	116,926	147
* Overland Storage, Inc.	32,429	146
* Omniture, Inc.	10,300	145
* Sunrise Telecom Inc.	65,460	143
* Interactive Intelligence Inc.	6,350	142
* Innodata Isogen, Inc.	64,325	139
* ESS Technology, Inc.	131,313	135
* ^ AXS-One Inc.	169,886	133
* ^ TII Network Technologies, Inc.	52,598	131
* ^ Verso Technologies, Inc.	112,099	129
* Pervasive Software Inc.	33,466	121
* Cascade Microtech, Inc.	9,100	119
* Cosine Communications, Inc.	34,812	115
* Firstwave Technologies, Inc.	49,096	114
* Callidus Software Inc.	17,536	110
* Think Partnership Inc.	33,800	110
* Technology Solutions Co.	15,968	110
* Majesco Entertainment Co.	82,188	109
* Optium Corp.	4,100	102
Richardson Electronics, Ltd.	11,090	101
* ^ Delphax Technologies, Inc.	81,502	99
* Website Pros, Inc.	10,861	98
* Evolving Systems, Inc.	83,044	97
* Silicon Graphics Inc.	4,780	96
* Pfsweb Inc.	73,541	81
* American Access Technologies Inc.	77,800	71
* Bell Industries, Inc.	17,500	67
* ^ SAFLINK Corp.	507,801	64
* Cognitronics Corp.	18,400	56
* Sonic Foundry, Inc.	10,885	51
* Superconductor Technologies Inc.	28,286	50
* MakeMusic! Inc.	8,096	48
Frequency Electronics, Inc.	4,000	48
* Suntron Corp.	34,866	37
* ^ Verticalnet, Inc.	36,457	24
* ^ eMerge Interactive, Inc. Class A	24,419	24
* Simulations Plus, Inc.	1,600	9
* ISCO International, Inc.	18,000	6
* ^ VCampus Corp.	38,990	5
* Conolog Corp.	2,175	5
* Eagle Broadband, Inc.	4,364	2
* Analytical Surveys, Inc.	2,531	1
* Radview Software Ltd.	9,000	1
* Media 100 Inc.	162,889	-
* US Dataworks Inc.	100	-
* Synergy Brands Inc.	25	-

		1,829,759

Materials (4.5%)
Lyondell Chemical Co.	855,616	21,877
Martin Marietta Materials, Inc.	183,360	19,053
Sonoco Products Co.	401,136	15,267
Lubrizol Corp.	276,972	13,885
* Crown Holdings, Inc.	655,626	13,716
* The Mosaic Co.	608,867	13,004
Airgas, Inc.	314,667	12,750
Commercial Metals Co.	481,355	12,419
Steel Dynamics, Inc.	368,334	11,952
FMC Corp.	155,429	11,898
Albemarle Corp.	160,400	11,516
* Owens-Illinois, Inc.	620,801	11,454
Valspar Corp.	411,525	11,375
Cabot Corp.	257,574	11,222
* Smurfit-Stone Container Corp.	1,029,879	10,876
Carpenter Technology Corp.	103,243	10,583
Reliance Steel & Aluminum Co.	261,222	10,287
RPM International, Inc.	487,363	10,181
Scotts Miracle-Gro Co.	188,421	9,732
Cytec Industries, Inc.	169,075	9,554
Chemtura Corp.	982,979	9,466
Louisiana-Pacific Corp.	426,350	9,179
* Oregon Steel Mills, Inc.	146,202	9,124
Florida Rock Industries, Inc.	199,909	8,606
Chaparral Steel Co.	188,032	8,324
AptarGroup Inc.	140,707	8,307
Cleveland-Cliffs Inc.	167,802	8,128
Celanese Corp. Series A	307,881	7,968
* AK Steel Holding Corp.	450,141	7,607
Greif Inc. Class A	63,057	7,466
* Nalco Holding Co.	364,583	7,459
* RTI International Metals, Inc.	93,064	7,279
Packaging Corp. of America	329,063	7,272
* Huntsman Corp.	368,074	6,982
* Titanium Metals Corp.	229,536	6,774
Texas Industries, Inc.	97,682	6,274
H.B. Fuller Co.	242,156	6,252
* Coeur d'Alene Mines Corp.	1,132,442	5,606
* OM Group, Inc.	119,980	5,433
Worthington Industries, Inc.	296,676	5,257
Quanex Corp.	150,185	5,195
Bowater Inc.	227,038	5,108
Olin Corp.	297,812	4,920
CF Industries Holdings, Inc.	185,392	4,753
Sensient Technologies Corp.	188,529	4,638
* W.R. Grace & Co.	232,149	4,597
Minerals Technologies, Inc.	77,873	4,578
* Terra Industries, Inc.	381,826	4,574
Eagle Materials, Inc.	104,275	4,508
Silgan Holdings, Inc.	96,503	4,238
* Century Aluminum Co.	93,474	4,174
NewMarket Corp.	70,042	4,136
* Headwaters Inc.	172,378	4,130
Compass Minerals International	130,355	4,114
Metal Management, Inc.	107,065	4,052
* Hecla Mining Co.	483,689	3,705
Schnitzer Steel Industries, Inc. Class A	92,287	3,664
Ferro Corp.	174,874	3,618
Rock-Tenn Co.	132,419	3,590
MacDermid, Inc.	101,823	3,472
Spartech Corp.	130,092	3,411
Arch Chemicals, Inc.	97,950	3,263
Wausau Paper Corp.	213,318	3,198
Glatfelter	186,798	2,895
Gibraltar Industries Inc.	122,444	2,879
^ Royal Gold, Inc.	79,928	2,876
* PolyOne Corp.	382,624	2,870
* Symyx Technologies, Inc.	132,690	2,865
Deltic Timber Corp.	50,494	2,817
^ Ryerson Tull, Inc.	111,902	2,808
* Brush Engineered Materials Inc.	80,578	2,721
Georgia Gulf Corp.	140,021	2,704
A. Schulman Inc.	120,752	2,687
Tronox Inc. Class B	165,752	2,617
AMCOL International Corp.	90,595	2,513
* Stillwater Mining Co.	181,180	2,263
Westlake Chemical Corp.	70,616	2,216
Neenah Paper Inc.	58,858	2,079
Myers Industries, Inc.	132,144	2,069
* Rockwood Holdings, Inc.	77,300	1,953
* Graphic Packaging Corp.	395,805	1,714
Schweitzer-Mauduit International, Inc.	63,895	1,664
* Buckeye Technology, Inc.	136,855	1,640
A.M. Castle & Co.	63,267	1,610
* AEP Industries, Inc.	29,033	1,548
* Pioneer Cos., Inc.	50,358	1,443
* Universal Stainless & Alloy Products, Inc.	38,907	1,303
* ^ Zoltek Cos., Inc.	64,801	1,275
Chesapeake Corp. of Virginia	67,644	1,151
* Northwest Pipe Co.	30,805	1,036
* U.S. Concrete, Inc.	140,082	997
* Material Sciences Corp.	75,940	983
* ^ Calgon Carbon Corp.	157,252	975
* Wheeling-Pittsburgh Corp.	50,829	952
* Omnova Solutions Inc.	202,746	929
Olympic Steel, Inc.	41,687	927
* ^ Kaiser Aluminum Corp.	16,361	916
^ American Vanguard Corp.	55,892	889
* Caraustar Industries, Inc.	108,411	877
Koppers Holdings, Inc.	33,300	868
Steel Technologies, Inc.	47,970	842
Bairnco Corp.	64,100	817
Balchem Corp.	31,679	814
Penford Corp.	46,627	807
NN, Inc.	64,826	806
NL Industries, Inc.	77,548	802
* ^ Nonophase Technologies Corp.	128,549	767
* ^ U.S. Energy Corp.	131,060	662
Stepan Co.	18,307	580
Quaker Chemical Corp.	26,022	574
* Landec Corp.	47,491	511
* Mod-Pac Corp.	45,137	497
* ^ Flotek Industries, Inc.	17,100	480
* ADA-ES Inc	29,286	476
* TOR Minerals International, Inc.	153,209	429
* Maxxam Inc.	14,591	424
* ICO, Inc.	69,980	395
* Lesco, Inc.	44,246	383
Wellman, Inc.	118,577	378
* ^ Pope & Talbot, Inc.	68,707	376
Nevada Chemicals, Inc.	37,568	340
Hawkins, Inc.	21,355	304
Great Northern Iron Ore	2,400	287
* Rock of Ages Corp.	65,442	267
CPAC, Inc.	18,985	162
^ Empire Resources Inc.	14,300	156
* Canyon Resources Corp.	136,500	116
* United States Lime & Mineral	1,800	54
* Eden Bioscience Corp.	90,059	51

		578,086

Telecommunication Services (2.2%)
* American Tower Corp. Class A	1,708,346	63,687
* NII Holdings Inc.	624,757	40,259
* ^ Level 3 Communications, Inc.	4,745,415	26,574
* Crown Castle International Corp.	692,351	22,363
Telephone & Data Systems, Inc.	273,669	14,868
* SBA Communications Corp.	423,064	11,634
* NeuStar, Inc. Class A	225,566	7,317
Telephone & Data Systems, Inc. - Special Common Shares	147,351	7,309
* Leap Wireless International, Inc.	122,492	7,285
* Time Warner Telecom Inc.	364,897	7,272
* Dobson Communications Corp.	617,154	5,375
* Broadwing Corp.	313,142	4,891
* U.S. Cellular Corp.	67,728	4,713
* Cincinnati Bell Inc.	1,010,360	4,617
Commonwealth Telephone Enterprises, Inc.	85,907	3,596
* General Communication, Inc.	199,078	3,131
* iPCS, Inc.	54,340	3,008
* IDT Corp. Class B	222,593	2,912
USA Mobility, Inc.	115,017	2,573
FairPoint Communications, Inc.	134,110	2,541
Iowa Telecommunications Services Inc.	121,643	2,398
* Premiere Global Services, Inc.	228,610	2,158
Alaska Communications Systems Holdings, Inc.	135,858	2,064
* Syniverse Holdings Inc.	128,466	1,926
Surewest Communications	52,947	1,458
* Cogent Communications Group, Inc.	89,647	1,454
CT Communications, Inc.	59,474	1,363
* ^ Fibertower Corp.	230,207	1,354
* Covad Communications Group, Inc.	974,600	1,345
Centennial Communications Corp. Class A	181,719	1,307
Consolidated Communications Holdings, Inc.	61,954	1,295
* ^ US LEC Corp. Class A	135,470	1,261
North Pittsburgh Systems, Inc.	45,153	1,090
* ^ InPhonic, Inc.	93,751	1,040
* @ Road, Inc.	138,284	1,009
Shenandoah Telecommunications Co.	20,001	939
* NTELOS Holdings Corp.	51,591	922
* Cbeyond Inc.	27,998	856
* Rural Cellular Corp. Class A	61,482	808
* LCC International, Inc. Class A	142,299	601
* Boston Communications Group, Inc.	234,708	587
Atlantic Tele-Network, Inc.	18,400	539
* Wireless Facilities, Inc.	181,600	518
D&E Communications, Inc.	33,192	420
* ^ Vonage Holdings Corp.	59,500	413
* Echelon Telecom, Inc.	19,600	388
* Arbinet Holdings, Inc.	63,309	348
Warwick Valley Telephone Co.	16,870	299
* XETA Technologies Inc.	89,314	280
Hickory Tech Corp.	33,295	238
* ^ FiberNet Telecom Group, Inc.	32,927	220
* ^ Metro One Telecommunications, Inc.	63,216	163
* IDT Corp.	7,368	100
* ^ Multiband Corp.	145,215	83
* ^ Primus Telecommunications Group, Inc.	108,398	46
* Fusion Telecommunications International, Inc.	36,100	42
* GoAmerica, Inc.	2,302	19
* Pac-West Telecom, Inc.	143,083	8
* Trinsic Inc.	4,606	1
* ^ UROn	7,260	-

		277,285

Utilities (4.7%)
* Mirant Corp.	1,042,530	32,913
Wisconsin Energy Corp.	473,252	22,461
* NRG Energy, Inc.	383,727	21,493
Equitable Resources, Inc.	488,097	20,378
Pepco Holdings, Inc.	771,227	20,060
ONEOK, Inc.	444,715	19,176
SCANA Corp.	469,216	19,060
MDU Resources Group, Inc.	728,580	18,681
Alliant Energy Corp.	470,142	17,757
* Reliant Energy, Inc.	1,243,912	17,676
Northeast Utilities	622,080	17,518
* Sierra Pacific Resources	893,213	15,033
NSTAR	432,435	14,858
Energy East Corp.	597,664	14,821
OGE Energy Corp.	368,021	14,721
Energen Corp.	293,193	13,762
National Fuel Gas Co.	337,420	13,004
DPL Inc.	462,503	12,848
AGL Resources Inc.	315,353	12,270
^ Aqua America, Inc.	536,577	12,223
Southern Union Co.	435,656	12,177
Puget Energy, Inc.	476,104	12,074
UGI Corp. Holding Co.	432,805	11,807
Atmos Energy Corp.	350,650	11,189
Great Plains Energy, Inc.	328,083	10,432
PNM Resources Inc.	303,397	9,436
WPS Resources Corp.	174,480	9,427
Westar Energy, Inc.	355,831	9,237
Hawaiian Electric Industries Inc.	332,061	9,015
Vectren Corp.	310,201	8,772
^ Piedmont Natural Gas, Inc.	306,025	8,186
* Aquila, Inc.	1,523,819	7,162
IDACORP, Inc.	174,495	6,744
Duquesne Light Holdings, Inc.	335,009	6,650
WGL Holdings Inc.	199,716	6,507
Southwest Gas Corp.	166,857	6,402
Cleco Corp.	231,913	5,851
ALLETE, Inc.	124,403	5,790
New Jersey Resources Corp.	112,126	5,447
Avista Corp.	208,913	5,288
UniSource Energy Corp.	143,862	5,255
NorthWestern Corp.	144,899	5,127
Black Hills Corp.	136,685	5,048
Northwest Natural Gas Co.	111,698	4,740
* El Paso Electric Co.	190,219	4,636
UIL Holdings Corp.	99,411	4,194
South Jersey Industries, Inc.	119,023	3,977
Otter Tail Corp.	120,215	3,746
California Water Service Group	83,003	3,353
MGE Energy, Inc.	85,311	3,121
Empire District Electric Co.	123,454	3,048
The Laclede Group, Inc.	86,957	3,046
Portland General Electric Co.	108,500	2,957
CH Energy Group, Inc.	55,508	2,931
American States Water Co.	70,874	2,737
ITC Holdings Corp.	68,116	2,718
SJW Corp.	52,718	2,043
Ormat Technologies Inc.	46,176	1,700
Southwest Water Co.	106,034	1,459
EnergySouth, Inc.	33,429	1,341
* Cadiz Inc.	54,400	1,248
Cascade Natural Gas Corp.	45,522	1,180
Connecticut Water Services, Inc.	46,599	1,060
Central Vermont Public Service Corp.	36,610	862
* SEMCO Energy, Inc.	139,599	852
Chesapeake Utilities Corp.	26,082	799
Green Mountain Power Corp.	23,127	784
Middlesex Water Co.	41,065	769
Unitil Corp.	23,826	604
* Maine & Maritimes Corp.	27,125	412
The York Water Co.	17,136	306
Artesian Resources Corp Class A	9,042	178
Questar Corp.	774	64
BIW Ltd.	2,200	35
* Pure Cycle Corp.	2,400	20
* ESC Telecorp PCS	313,522	-

		594,656

Total Common Stocks
(Cost $9,936,833)		12,695,963

Temporary Cash Investments (4.2%)1

Money Market Funds (4.2%)
Vanguard Market Liquidity Fund, 5.294%	45,280,302	45,280
Vanguard Market Liquidity Fund, 5.294%	489,603,297	489,603

		534,883

	Face Amount ($000)

U.S. Agency Obligation (0.0%)
Federal Home Loan Mortgage Corp.
5.198%, 1/3/07	6,000	5,999

Total Temporary Cash Investments
(Cost $540,882)		540,882

Total Investments (103.8%)
(Cost $10,477,715)		13,236,845

Other Assets and Liabilities-Net (-3.8%)		(489,417)

Net Assets (100%)		12,747,428

*  Non-income-producing security.
^  Part of security position is on loan to broker-dealers.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 3.9%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
4 Securities with a value of $5,999,000 have been segregated as initial margin for open futures contracts.
REIT - Real Estate Investment Trust.

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard Index Fund and the Shareholders of Vanguard Total Stock Market Index Fund, Vanguard Extended Market Index Fund, Vanguard Small-Cap Growth Index Fund, Vanguard Small-Cap Index Fund and Vanguard Small-Cap Value Index Fund

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of Vanguard Total Stock Market Index Fund, Vanguard Extended Market Index Fund, Vanguard Small-Cap Growth Index Fund, Vanguard Small-Cap Index Fund and Vanguard Small-Cap Value Index Fund (separate funds of Vanguard Index Fund, the "Funds") as of December 31, 2006, and for the year then ended and have issued our unqualified reports thereon dated February 9, 2007 (which reports and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audits included audits of the Funds' schedules of investments as of December 31, 2006 appearing in Item 6 of this Form N-CSR. These schedules of investments are the responsibility of the Funds' management. Our responsibility is to express an opinion on these schedules of investments based on our audits.

In our opinion, the schedules of investments referred to above, when read in conjunction with the financial statements of the Funds referred to above, present fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP
Philadelphia, PA
February 9, 2007

Vanguard® U.S. Stock Index Funds
Large-Capitalization Portfolios

> Annual Report

December 31, 2006

Vanguard Growth Index Fund

Vanguard Value Index Fund

Vanguard Large-Cap Index Fund

Vanguard Total Stock Market Index Fund

>	During the 2006 fiscal year, all four Vanguard large-capitalization stock index funds closely tracked their target indexes.

>	All four funds outperformed the average results for their actively managed peers.

>

The one-year period produced robust returns for equities, with value stocks outperforming growth stocks by a considerable margin. The financials and energy sectors did particularly well; the performance of the health care and information technology sectors was less impressive.

Contents

Your Fund’s Total Returns	1
Chairman’s Letter	4
Growth Index Fund	11
Value Index Fund	29
Large-Cap Index Fund	47
Total Stock Market Index Fund	60
Your Fund’s After-Tax Returns	76
About Your Fund’s Expenses	77
Glossary	80

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Year Ended December 31, 2006
Total
Returns
Vanguard Growth Index Fund
Investor Shares	9.0%
Admiral™ Shares[1]	9.1
Institutional Shares[2]	9.2
ETF Shares[3]
Market Price	9.1
Net Asset Value	9.1
MSCI® US Prime Market Growth Index	9.2
Average Large-Cap Growth Fund[4]	5.6

Vanguard Value Index Fund
Investor Shares	22.1%
Admiral Shares	22.3
Institutional Shares	22.3
ETF Shares
Market Price	22.2
Net Asset Value	22.3
MSCI US Prime Market Value Index	22.4
Average Large-Cap Value Fund[4]	18.0

1 A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

2 This class of shares also carries low expenses and is available for a minimum investment of $5 million.

3 Vanguard ETF™ Shares are traded on the American Stock Exchange and are available only through brokers. The table shows ETF returns based on both the AMEX market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2.

4 Derived from data provided by Lipper Inc.

Your Fund’s Total Returns

Year Ended December 31, 2006
Total
Returns
Vanguard Large-Cap Index Fund
Investor Shares	15.5%
Admiral Shares	15.6
Institutional Shares	15.6
ETF Shares
Market Price	15.5
Net Asset Value	15.6
MSCI US Prime Market 750 Index	15.7
Average Large-Cap Core Fund[1]	13.5

Vanguard Total Stock Market Index Fund
Investor Shares	15.5%
Admiral Shares	15.6
Signal™ Shares[2]	9.0[3]
Institutional Shares	15.7
ETF Shares
Market Price	15.7
Net Asset Value	15.7
MSCI US Broad Market Index	15.7
Average Multi-Cap Core Fund[1]	13.3

1 Derived from data provided by Lipper Inc.

2 Signal Shares also carry lower costs and are available to certain institutional shareholders who meet specific administrative, service, and

3 Return is since the share-class inception on September 1, 2006.

Your Fund’s Performance at a Glance

December 31, 2005–December 31, 2006
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Growth Index Fund
Investor Shares	$27.54	$29.77	$0.239	$0.000
Admiral Shares	27.54	29.77	0.270	0.000
Institutional Shares	27.54	29.77	0.278	0.000
ETF Shares	53.52	57.85	0.528	0.000
Value Index Fund
Investor Shares	$22.29	$26.58	$0.591	$0.000
Admiral Shares	22.29	26.58	0.616	0.000
Institutional Shares	22.29	26.58	0.623	0.000
ETF Shares	57.14	68.14	1.581	0.000
Large-Cap Index Fund
Investor Shares	$22.38	$25.42	$0.397	$0.000
Admiral Shares	27.98	31.78	0.520	0.000
Institutional Shares	115.14	130.78	2.171	0.000
ETF Shares	55.40	62.92	1.053	0.000
Total Stock Market Index Fund
Investor Shares	$30.00	$34.09	$0.524	$0.000
Admiral Shares	30.00	34.09	0.556	0.000
Signal Shares	30.47[1]	32.91	0.277	0.000
Institutional Shares	30.00	34.10	0.564	0.000
ETF Shares	123.25	140.08	2.302	0.000

1 Share price at inception; September 1, 2006.

Chairman’s Letter

Dear Shareholder,

Spurred by strong fourth-quarter gains, the U.S. stock market finished 2006 with a flourish. The Morgan Stanley Capital International (MSCI) US Broad Market Index returned a robust 15.7% for the year.

For the fiscal year ended December 31, 2006, Vanguard’s four large-capitalization stock index funds recorded solid—and in the case of Vanguard Value Index Fund, excellent—returns. All four funds tracked their target indexes closely, consistent with their objectives, and all four topped the average returns for their actively managed peers.

For taxable investors, it’s worth noting that the benefits of holding index funds can be even greater than those of investing in actively managed funds, as index funds’ low turnover and Vanguard’s disciplined management generally limit the distribution of realized capital gains. During 2006, none of these large-cap index funds distributed a capital gain.

Strong second half pushed stocks to new high

Beginning in mid-July, stocks climbed steadily through the remainder of the year, with the Dow Jones Industrial Average setting a record high on December 27. Despite a soft housing sector and ongoing troubles within the U.S. auto industry, the economy continued to grow and corporate profits remained strong.

For the year, small-cap stocks beat out large-cap issues, and value stocks outperformed their growth-oriented counterparts. International stocks continued to best domestic equities, particularly in emerging markets and Europe. A declining dollar further enhanced returns abroad for U.S.-based investors.

Bond returns remained modest as the Fed paused its rate hikes

The Federal Reserve Board extended its money-tightening campaign during the first half of the year, raising its target for the federal funds rate four times. The Fed then paused, leaving the target rate unchanged at 5.25% for the rest of the year, and inflation fears eased. Bond yields declined in the second half of the year, and short-term yields were higher than longer-term yields.

Fixed income returns for 2006 were modest, with the broad taxable bond market returning 4.3% and municipal bonds providing 4.8%.

Large-cap value stocks continued their outperformance

A robust fourth quarter brought the 2006 stock market to a close with healthy gains. The four Vanguard large-capitalization stock index funds performed strongly, with gains ranging from 9.0% for the Growth Index Fund to 22.1% for the Value Index Fund. The broader-based Large-Cap and Total Stock Market Index Funds, which hold both growth and value stocks, each posted a return of 15.5%—all figures are for the funds’ Investor Shares.

Market Barometer
		Average Annual Total Returns
	Periods Ended December 31, 2006
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	15.5%	11.0%	6.8%
Russell 2000 Index (Small-caps)	18.4	13.6	11.4
Dow Jones Wilshire 5000 Index (Entire market)	15.9	11.5	7.6
MSCI All Country World Index ex USA (International)	27.2	21.8	16.9

Bonds
Lehman Aggregate Bond Index (Broad taxable market)	4.3%	3.7%	5.1%
Lehman Municipal Bond Index	4.8	4.3	5.5
Citigroup 3-Month Treasury Bill Index	4.8	3.0	2.3

CPI
Consumer Price Index	2.5%	3.1%	2.7%

.

The Value Index Fund’s return reflected its comparatively heavy exposure to the energy and financials sectors, which performed well in 2006. On the other hand, the Growth Index Fund’s relatively heavy weightings in health care and technology stocks curbed its performance These two sectors, together accounting for about 45% of the Growth Index Fund’s average assets, lagged the overall market significantly

Still, it’s worth noting that the performance difference between these two funds—and between growth and value equities in general—narrows

Expense Ratios[1]
Your fund compared with its peer group
Expense
Ratio
Growth Index Fund
Investor Shares	0.22%
Admiral Shares	0.11
Institutional Shares	0.08
ETF Shares	0.11
Average Large-Cap Growth Fund	1.46
Value Index Fund
Investor Shares	0.21%
Admiral Shares	0.11
Institutional Shares	0.08
ETF Shares	0.11
Average Large-Cap Value Fund	1.39
Large-Cap Index Fund
Investor Shares	0.20%
Admiral Shares	0.12
Institutional Shares	0.08
ETF Shares	0.07
Average Large-Cap Core Fund	1.41
Total Stock Market Index Fund
Investor Shares	0.19%
Admiral Shares	0.09
Signal Shares	0.09[2]
Institutional Shares	0.06
ETF Shares	0.07
Average Multi-Cap Core Fund	1.28

1 Fund expense ratios reflect the 12 months ended December 31, 2006. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2005.

2 Annualized.

considerably over longer time periods, as you can see in the ten-year performance chart below.

The Large-Cap Index Fund, which tracks the MSCI US Prime Market 750 Index, essentially combines the holdings of the Growth and Value Index Funds. The 15.5% gain of the Large-Cap Index Fund’s Investor Shares is roughly at the midpoint between the performances of these two funds—no surprise given the nature of the Large-Cap Index Fund’s holdings.

As for the Total Stock Market Index Fund, its one-year return of 15.5% for Investor Shares reflected the fund’s exposure to the entire market, including the strong relative performance of mid-cap stocks. Among the fund’s holdings, the rallying energy and financials sectors contributed most significantly to the fund’s performance.

Long-term returns show the value of indexing

As you can see in the table below, over the long term, indexing has proven its value. During the ten years ended

Total Returns
Ten Years Ended December 31, 2006
	Average	Final Value of a $10,000
	Annual Return	Initial Investment
Growth Index Fund Investor Shares	7.2%	$19,958
Spliced Growth Index[1]	7.2	20,129
Average Large-Cap Growth Fund	5.5	17,155
Value Index Fund Investor Shares	9.5%	$24,694
Spliced Value Index[2]	9.6	24,982
Average Large-Cap Value Fund	8.7	23,031
Large-Cap Index Fund Investor Shares	10.5%[3]	$13,374[3]
MSCI US Prime Market 750 Index	10.7[3]	13,438[3]
Average Large-Cap Core Fund	8.3[3]	12,633[3]
Total Stock Market Index Fund Investor Shares	8.6%	$22,763
Spliced Total Stock Market Index[4]	8.6	22,877
Average Multi-Cap Core Fund	7.9	21,468

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

1 S&P 500/Barra Growth Index through May 16, 2003; MSCI US Prime Market Growth Index thereafter.

2 S&P 500/Barra Value Index through May 16, 2003; MSCI US Prime Market Value Index thereafter.

3 Values since Investor Shares’ inception on January 30, 2004.

4	Dow Jones Wilshire 5000 Index through April 22, 2005; MSCI US Broad Market Index thereafter.

December 31, 2006, a hypothetical $10,000 investment in the Total Stock Market Index Fund’s Investor Shares would have grown to $22,763. The same investment in the average multi-cap core fund would have earned about $1,300 less. During the period, the Growth, Value, and Large-Cap Index Funds also outperformed their peer-group averages.

The reasons for these funds’ long-term success are numerous. Vanguard Quantitative Equity Group, the funds’ advisor, has proven to be exceptionally adept at closely tracking fund benchmarks. Also, because the large-cap index funds are broadly diversified, they’re less vulnerable to the risk that a few poorly performing stocks will significantly derail their performance. And because index funds, unlike many actively managed funds, remain fully invested, performance doesn’t suffer from the drag that uninvested cash can cause in a stock market that has risen over the long term.

Finally, there is the matter of costs. Vanguard index funds have exceptionally low operating and transaction costs, an advantage that compounds over time. For a comparison of expense ratios, please see page 6.

Indexing is a proven strategy

Although indexing is a long-term strategy, with benefits that become especially clear over time, its virtues are often evident in the short run, too. In fact, in 2006, all of the Vanguard large-cap index funds outpaced the average returns of their peer groups.

While our Large-Cap Index Funds’ 12-month performance is gratifying, it’s important to recognize that there will be years when the funds’ actively managed competitors outperform. In these missives, we routinely stress to investors that neither under- nor outperformance in the short term is all that meaningful. On the contrary, we always encourage our shareholders to evaluate their investments from a long-term perspective. Through the years, we have steadfastly counseled investors to stick with a carefully considered, balanced portfolio of stock, bond, and money market mutual funds suited to their unique circumstances.

As an investor, an important strategy for weathering the market’s uncertainties over the long term is to maintain a well-planned strategy. Investing in Vanguard’s large-cap stock index funds is a smart way to capitalize on the stock market’s long-term potential.

Thank you for investing with Vanguard.

Sincerely,

John J. Brennan

Chairman and Chief Executive Officer

January 15, 2007

Vanguard Growth ETF
Premium/Discount: January 26, 2004[1]–December 31, 2006

	Market Price Above or		Market Price Below
	Equal to Net Asset Value			Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[2]	of Days	of Total Days	of Days	of Total Days
0–24.9	422	57.01%	309	41.76%
25–49.9	2	0.27	1	0.14
50–74.9	3	0.41	0	0.00
75–100.0	1	0.14	0	0.00
>100.0	2	0.27	0	0.00
Total	430	58.10%	310	41.90%

Vanguard Value ETF
Premium/Discount: January 26, 2004[1]–December 31, 2006

	Market Price Above or		Market Price Below
	Equal to Net Asset Value			Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[2]	of Days	of Total Days	of Days	of Total Days
0–24.9	421	56.89%	315	42.57%
25–49.9	2	0.27	0	0.00
50–74.9	0	0.00	0	0.00
75–100.0	0	0.00	0	0.00
>100.0	2	0.27	0	0.00
Total	425	57.43%	315	42.57%

Vanguard Large-Cap ETF
Premium/Discount: January 27, 2004[1]–December 31, 2006

	Market Price Above or		Market Price Below
	Equal to Net Asset Value			Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[2]	of Days	of Total Days	of Days	of Total Days
0–24.9	417	56.42%	318	43.03%
25–49.9	2	0.27	0	0.00
50–74.9	1	0.14	0	0.00
75–100.0	0	0.00	0	0.00
>100.0	1	0.14	0	0.00
Total	421	56.97%	318	43.03%

1 Inception.

2 One basis point equals 1/100 of 1%.

Vanguard Total Stock Market ETF
Premium/Discount: December 31, 2001–December 31, 2006

	Market Price Above or		Market Price Below
	Equal to Net Asset Value			Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[1]	of Days	of Total Days	of Days	of Total Days
0–24.9	749	59.49%	502	39.87%
25–49.9	4	0.32	2	0.16
50–74.9	0	0.00	2	0.16
75–100.0	0	0.00	0	0.00
>100.0	0	0.00	0	0.00
Total	753	59.81%	506	40.19%

1 One basis point equals 1/100 of 1%.

Growth Index Fund

Fund Profile

As of December 31, 2006

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	430	428	4,964
Median Market Cap	$35.0B	$35.0B	$30.7B
Price/Earnings Ratio	21.5x	21.5x	18.0x
Price/Book Ratio	3.9x	3.9x	2.8x
Yield		0.9%	1.7%
Investor Shares	0.7%
Admiral Shares	0.9%
Institutional Shares	0.9%
ETF Shares	0.8%
Return on Equity	19.1%	19.1%	17.8%
Earnings Growth Rate	22.6%	22.6%	18.5%
Foreign Holdings	0.1%	0.0%	1.1%
Turnover Rate	28%	—	—
Expense Ratio		—	—
Investor Shares	0.22%
Admiral Shares	0.11%
Institutional Shares	0.08%
ETF Shares	0.11%
Short-Term Reserves	0%	—	—

Sector Diversification (% of portfolio)
		Target	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	17%	17%	12%
Consumer Staples	11	11	9
Energy	5	5	9
Financials	8	8	23
Health Care	17	17	12
Industrials	11	11	11
Information Technology	27	27	15
Materials	2	2	3
Telecommunication Services	1	1	3
Utilities	1	1	3

Volatility Measures[3]
	Fund Versus	Fund Versus
	Target Index[1]	Broad Index[2]
R-Squared	1.00	0.93
Beta	1.00	1.05

Ten Largest Holdings[4] (% of total net assets)

Microsoft Corp.	systems software	3.9%
The Procter & Gamble Co.	household products	3.0
Johnson & Johnson	pharmaceuticals	2.8
Cisco Systems, Inc.	communications equipment	2.5
Intel Corp.	semiconductors	1.7
Wal-Mart Stores, Inc.	hypermarkets and super centers	1.7
PepsiCo, Inc.	soft drinks	1.5
Google Inc.	internet software and services	1.5
International Business Machines Corp.	computer hardware	1.4
Comcast Corp.	broadcasting and cable TV	1.2
Top Ten		21.2%

Investment Focus

1 MSCI US Prime Market Growth Index.

2 Dow Jones Wilshire 5000 Index.

3 For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 80.

4 “Ten Largest Holdings” excludes any temporary cash investments and equity index products.

Growth Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 1996–December 31, 2006

Initial Investment of $10,000

	Average Annual Total Returns			Final Value
	Periods Ended December 31, 2006			of a $10,000
	One Year	Five Years	Ten Years	Investment
Growth Index Fund Investor Shares[1]	9.01%	3.37%	7.15%	$19,958
Dow Jones Wilshire 5000 Index	15.87	7.65	8.67	22,961
Spliced Growth Index[2]	9.20	3.53	7.25	20,129
Average Large-Cap Growth Fund[3]	5.60	1.73	5.55	17,155

				Final Value
			Since	of a $100,000
	One Year	Five Years	Inception[4]	Investment
Growth Index Fund Admiral Shares	9.13%	3.47%	–0.75%	$95,477
Dow Jones Wilshire 5000 Index	15.87	7.65	3.76	125,359
Spliced Growth Index[2]	9.20	3.53	–0.66	96,021

1 Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.

2 S&P 500/Barra Growth Index through May 16, 2003; MSCI US Prime Market Growth Index thereafter.

3 Derived from data provided by Lipper Inc.

4 November 13, 2000.

Growth Index Fund

				Final Value of
			Since	a $5,000,000
	One Year	Five Years	Inception[1]	Investment
Growth Index Fund Institutional Shares	9.16%	3.51%	2.67%	$6,278,870
Dow Jones Wilshire 5000 Index	15.87	7.65	5.00	7,620,828
Spliced Growth Index[2]	9.20	3.53	2.63	6,254,437

			Final Value of
		Since	a $10,000
	One Year	Inception[1]	Investment
Growth Index Fund ETF Shares Net Asset Value	9.13%	5.76%	$11,781
Dow Jones Wilshire 5000 Index	15.87	10.15	13,275
MSCI US Prime Market Growth Index	9.20	5.83	11,804

Cumulative Returns of ETF Shares: January 26, 2004–December 31, 2006
		Cumulative
	One Year	Since Inception
Growth Index Fund ETF Shares Market Price	9.13%	17.79%
Growth Index Fund ETF Shares Net Asset Value	9.13	17.81
MSCI US Prime Market Growth Index	9.20	18.04

Fiscal-Year Total Returns (%): December 31, 1996–December 31, 2006

1 Inception dates are: for Institutional Shares, May 14, 1998; for ETF Shares, January 26, 2004.

2 S&P 500/Barra Growth Index through May 16, 2003; MSCI US Prime Market Growth Index thereafter.

Note: See Financial Highlights tables on pages 22 through 25 for dividend and capital gains information.

Growth Index Fund

Financial Statements

Statement of Net Assets

As of December 31, 2006

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (16.9%)
	Home Depot, Inc.	3,859,220	154,986
	The Walt Disney Co.	3,707,292	127,049
	Time Warner, Inc.	4,823,209	105,050
*	Comcast Corp. Special Class A	2,267,201	94,950
	Target Corp.	1,521,562	86,805
	Lowe’s Cos., Inc.	2,728,004	84,977
	News Corp., Class A	3,445,644	74,012
*	Comcast Corp. Class A	1,495,054	63,286
*	Starbucks Corp.	1,411,614	49,999
*	Viacom Inc. Class B	1,167,413	47,899
	The McGraw-Hill Cos., Inc.	657,069	44,694
	Federated Department Stores, Inc.	1,027,883	39,193
*	Kohl’s Corp.	572,104	39,149
	Best Buy Co., Inc.	768,172	37,786
	Staples, Inc.	1,356,487	36,218
	McDonald’s Corp.	789,653	35,005
	Harley-Davidson, Inc.	489,613	34,503
	NIKE, Inc. Class B	339,689	33,639
	Omnicom Group Inc.	320,828	33,539
	J.C. Penney Co., Inc. (Holding Co.)	416,591	32,227
	Johnson Controls, Inc.	365,226	31,380
	Clear Channel Communications, Inc.	880,328	31,287
*	DIRECTV Group, Inc.	1,254,303	31,282
	Marriott International, Inc. Class A	641,576	30,616
	Yum! Brands, Inc.	505,546	29,726
*	Coach, Inc.	683,137	29,348
	International Game Technology	633,783	29,281
*	Sears Holdings Corp.	163,284	27,420
	Harrah’s Entertainment, Inc.	329,617	27,266
*	Liberty Media Corp.–Interactive Series A	1,252,034	27,006
	Starwood Hotels & Resorts Worldwide, Inc.	406,696	25,419

*	Liberty Media Corp.–Capital Series A	250,923	24,585
	TJX Cos., Inc.	839,288	23,936
	Hilton Hotels Corp.	684,318	23,883
*	Amazon.com, Inc.	586,683	23,151
	News Corp., Class B	1,013,064	22,551
*	Office Depot, Inc.	528,968	20,191
*	Bed Bath & Beyond, Inc.	527,010	20,079
	Nordstrom, Inc.	383,398	18,917
*	Las Vegas Sands Corp.	198,408	17,754
*	EchoStar Communications Corp. Class A	385,347	14,655
*	Univision Communications Inc.	402,180	14,245
*	IAC/InterActiveCorp	381,923	14,192
*	MGM Mirage, Inc.	238,077	13,654
^	Garmin Ltd.	222,703	12,396
*	AutoZone Inc.	104,047	12,024
	Harman International Industries, Inc.	118,356	11,825
	American Eagle Outfitters, Inc.	373,597	11,660
	Abercrombie & Fitch Co.	164,439	11,450
	Cablevision Systems NY Group Class A	400,985	11,420
	Black & Decker Corp.	138,177	11,050
*	Apollo Group, Inc. Class A	273,546	10,660
*	CarMax, Inc.	198,647	10,653
	Tim Hortons, Inc.	360,766	10,448
	Darden Restaurants Inc.	258,895	10,400
*	Lamar Advertising Co. Class A	153,225	10,019
	Polo Ralph Lauren Corp.	114,562	8,897
	Wynn Resorts Ltd.	94,120	8,833
*^	Sirius Satellite Radio, Inc.	2,359,601	8,353
*	R.H. Donnelley Corp.	131,278	8,235
	Ross Stores, Inc.	266,679	7,814
	Station Casinos, Inc.	94,523	7,720
*	Discovery Holding Co. Class A	475,641	7,653

Growth Index Fund

			Market
			Value•
		Shares	($000)
	PetSmart, Inc.	261,350	7,543
*	XM Satellite Radio Holdings, Inc.	500,429	7,231
	Advance Auto Parts, Inc.	196,319	6,981
*	Liberty Global, Inc. Class A	238,087	6,940
	Brinker International, Inc.	227,879	6,873
*	Chico’s FAS, Inc.	327,474	6,775
	Limited Brands, Inc.	232,170	6,719
	Tiffany & Co.	170,630	6,696
*	Interpublic Group of Cos., Inc.	534,668	6,544
*	Liberty Global, Inc. Series C	226,540	6,343
	Williams-Sonoma, Inc.	180,110	5,663
	Weight Watchers International, Inc.	91,125	4,787
	Boyd Gaming Corp.	104,895	4,753
	NTL Inc.	180,437	4,554
*	Career Education Corp.	176,705	4,379
*	Urban Outfitters, Inc.	185,387	4,269
	E.W. Scripps Co. Class A	82,858	4,138
*	Getty Images, Inc.	94,684	4,054
	Gentex Corp.	260,347	4,051
	RadioShack Corp.	240,550	4,036
	Family Dollar Stores, Inc.	134,485	3,944
*	NVR, Inc.	5,594	3,608
*	DreamWorks Animation SKG, Inc.	78,251	2,308
	Circuit City Stores, Inc.	113,686	2,158
	Dow Jones & Co., Inc.	34,957	1,328
	International Speedway Corp.	20,179	1,030
			2,146,005
Consumer Staples (11.3%)
	The Procter & Gamble Co.	5,928,190	381,005
	Wal-Mart Stores, Inc.	4,670,330	215,676
	PepsiCo, Inc.	3,078,209	192,542
	Walgreen Co.	1,881,995	86,365
	Anheuser-Busch Cos., Inc.	1,435,228	70,613
	The Coca-Cola Co.	1,377,663	66,472
	Colgate-Palmolive Co.	964,215	62,905
	CVS Corp.	1,533,718	47,407
	Costco Wholesale Corp.	873,764	46,196
	Sysco Corp.	1,154,884	42,454
	Archer-Daniels-Midland Co.	1,099,741	35,148
	Avon Products, Inc.	835,849	27,616
	Kellogg Co.	481,523	24,105
	The Clorox Co.	282,293	18,109
	Wm. Wrigley Jr. Co.	298,849	15,456
	The Hershey Co.	307,547	15,316
	Carolina Group	202,236	13,089
	Whole Foods Market, Inc.	263,509	12,366
	Campbell Soup Co.	274,750	10,685
	The Kroger Co.	448,574	10,349
	Safeway, Inc.	290,380	10,036
	The Estee Lauder Cos. Inc. Class A	224,418	9,161
*	Energizer Holdings, Inc.	101,759	7,224

			Market
			Value•
		Shares	($000)
	Brown-Forman Corp. Class B	55,912	3,704
*	Dean Foods Co.	87,061	3,681
	Wm. Wrigley Jr. Co. Class B	62,668	3,221
	McCormick & Co., Inc.	77,103	2,973
			1,433,874
Energy (5.0%)
	Schlumberger Ltd.	2,210,712	139,629
	Halliburton Co.	1,925,268	59,780
*	Transocean Inc.	588,317	47,589
	Baker Hughes, Inc.	614,184	45,855
	XTO Energy, Inc.	648,720	30,522
	EOG Resources, Inc.	453,051	28,293
*	Weatherford International Ltd.	646,038	26,998
*	National Oilwell Varco Inc.	327,450	20,033
	Peabody Energy Corp.	493,640	19,948
	Noble Corp.	255,493	19,456
	Williams Cos., Inc.	723,111	18,888
*	Nabors Industries, Inc.	558,447	16,631
	BJ Services Co.	558,605	16,378
	Smith International, Inc.	376,147	15,448
*	Ultra Petroleum Corp.	287,045	13,706
	GlobalSantaFe Corp.	222,621	13,086
*	Cameron International Corp.	208,252	11,048
*	Southwestern Energy Co.	313,783	10,998
	CONSOL Energy, Inc.	342,185	10,994
*	Grant Prideco, Inc.	243,581	9,687
	Diamond Offshore Drilling, Inc.	120,513	9,634
	ENSCO International, Inc.	186,188	9,321
	Arch Coal, Inc.	267,904	8,045
*	FMC Technologies Inc.	127,871	7,881
*	Pride International, Inc.	197,708	5,931
	Murphy Oil Corp.	109,980	5,592
	Sunoco, Inc.	85,141	5,309
	Patterson-UTI Energy, Inc.	201,313	4,677
	Rowan Cos., Inc.	133,885	4,445
*	CNX Gas Corp.	56,026	1,429
			637,231
Financials (7.8%)
	The Goldman Sachs Group, Inc.	725,398	144,608
	American Express Co.	2,041,474	123,856
*	Berkshire Hathaway Inc. Class B	23,176	84,963
	AFLAC Inc.	926,633	42,625
	State Street Corp.	618,323	41,700
	Charles Schwab Corp.	2,026,134	39,185
	SLM Corp.	765,635	37,340
	Franklin Resources Corp.	330,158	36,374
	Progressive Corp. of Ohio	1,369,747	33,175
	The Chicago Mercantile Exchange	64,901	33,083
	Moody’s Corp.	447,409	30,898

Growth Index Fund

			Market
			Value•
		Shares	($000)
	The Principal Financial Group, Inc.	502,783	29,513
	Prudential Financial, Inc.	317,009	27,218
	Legg Mason Inc.	232,676	22,116
	General Growth Properties Inc. REIT	405,509	21,180
	T. Rowe Price Group Inc.	464,201	20,318
*	E*TRADE Financial Corp.	797,645	17,883
	Vornado Realty Trust REIT	127,415	15,481
	Simon Property Group, Inc. REIT	144,455	14,632
	Northern Trust Corp.	224,709	13,638
*	CB Richard Ellis Group, Inc.	354,958	11,785
	Mellon Financial Corp.	268,948	11,336
	W.R. Berkley Corp.	303,569	10,476
*^	NYSE Group Inc.	101,953	9,910
	TD Ameritrade Holding Corp.	569,792	9,219
	Leucadia National Corp.	302,595	8,533
*	Markel Corp.	17,128	8,223
	Public Storage, Inc. REIT	82,226	8,017
*	Realogy Corp.	260,809	7,908
	Nuveen Investments, Inc. Class A	146,755	7,614
	Eaton Vance Corp.	226,169	7,466
*	IntercontinentalExchange Inc.	68,553	7,397
	SEI Investments Co.	119,472	7,116
	^The St. Joe Co.	131,474	7,043
	Brown & Brown, Inc.	221,371	6,245
*^	CBOT Holdings, Inc.Class A	39,476	5,979
*	Nasdaq Stock Market Inc.	176,796	5,444
	Investors Financial Services Corp.	123,279	5,260
	The First Marblehead Corp.	88,219	4,821
	Forest City Enterprise Class A	78,550	4,587
	SL Green Realty Corp. REIT	32,380	4,299
	Federated Investors, Inc.	78,627	2,656
	People’s Bank	36,718	1,638
	Erie Indemnity Co. Class A	27,932	1,619
			994,377
Health Care (16.7%)
	Johnson & Johnson	5,461,189	360,548
*	Amgen, Inc.	2,185,609	149,299
	UnitedHealth Group Inc.	2,514,956	135,129
	Medtronic, Inc.	2,154,958	115,312
*	WellPoint Inc.	1,157,192	91,059
*	Genentech, Inc.	884,729	71,778
	Schering-Plough Corp.	2,765,752	65,382
*	Gilead Sciences, Inc.	852,949	55,382
	Cardinal Health, Inc.	757,123	48,781
	Abbott Laboratories	998,410	48,633
	Caremark Rx, Inc.	797,152	45,525
	Wyeth	879,408	44,779
	Aetna Inc.	1,022,668	44,159

			Market
			Value•
		Shares	($000)
*	Boston Scientific Corp.	2,336,783	40,146
*	Celgene Corp.	695,379	40,005
	Baxter International, Inc.	791,741	36,729
*	Zimmer Holdings, Inc.	453,279	35,528
*	Thermo Fisher Scientific, Inc.	761,928	34,508
	Allergan, Inc.	282,262	33,798
	Becton, Dickinson & Co.	456,927	32,053
*	Biogen Idec Inc.	641,531	31,557
*	Genzyme Corp.	488,094	30,057
*	Forest Laboratories, Inc.	593,750	30,044
*	Medco Health Solutions, Inc.	548,843	29,330
	Stryker Corp.	531,347	29,283
	McKesson Corp.	530,939	26,919
*	St. Jude Medical, Inc.	658,415	24,072
	Biomet, Inc.	434,337	17,925
	CIGNA Corp.	134,601	17,709
*	Laboratory Corp. of America Holdings	233,857	17,181
*	Humana Inc.	308,275	17,051
	Quest Diagnostics, Inc.	312,862	16,582
	C.R. Bard, Inc.	193,185	16,029
*	Express Scripts Inc.	218,614	15,653
*	Coventry Health Care Inc.	296,700	14,850
*	MedImmune Inc.	447,076	14,472
*	Sepracor Inc.	203,872	12,554
	Applera Corp.–Applied Biosystems Group	340,305	12,486
*	Varian Medical Systems, Inc.	242,490	11,535
*	DaVita, Inc.	193,514	11,007
*	Health Net Inc.	216,576	10,539
	IMS Health, Inc.	376,060	10,334
*	Barr Pharmaceuticals Inc.	188,490	9,447
*	Waters Corp.	191,370	9,371
	AmerisourceBergen Corp.	188,047	8,455
*	Vertex Pharmaceuticals, Inc.	223,395	8,359
*	Amylin Pharmaceuticals, Inc.	231,365	8,345
	DENTSPLY International Inc.	272,603	8,137
*	Henry Schein, Inc.	164,521	8,058
*	Cephalon, Inc.	113,353	7,981
	Mylan Laboratories, Inc.	393,370	7,852
*	Patterson Cos.	207,425	7,366
*	Covance, Inc.	118,950	7,007
*	Lincare Holdings, Inc.	174,830	6,965
*	Millipore Corp.	99,407	6,621
*	Endo Pharmaceuticals Holdings, Inc.	236,411	6,520
	Manor Care, Inc.	137,468	6,450
*	Community Health Systems, Inc.	176,458	6,444
*	Millennium Pharmaceuticals, Inc.	588,733	6,417
	Pharmaceutical Product Development, Inc.	196,387	6,328
*	Intuitive Surgical, Inc.	65,300	6,262
*	Tenet Healthcare Corp.	879,496	6,130
*	Hospira, Inc.	180,985	6,077

Growth Index Fund

			Market
			Value•
		Shares	($000)
	Universal Health Services Class B	99,447	5,512
*	Kinetic Concepts, Inc.	93,956	3,716
*	ImClone Systems, Inc.	125,717	3,364
	^Brookdale Senior Living Inc.	65,992	3,168
	Omnicare, Inc.	79,374	3,066
*	Abraxis Bioscience, Inc.	46,276	1,265
			2,120,385
Industrials (10.8%)
	The Boeing Co.	1,409,936	125,259
	United Technologies Corp.	1,794,053	112,164
	3M Co.	1,336,045	104,118
	United Parcel Service, Inc.	1,235,345	92,626
	Caterpillar, Inc.	1,224,406	75,093
	Lockheed Martin Corp.	672,727	61,938
	FedEx Corp.	543,723	59,059
	Burlington Northern Santa Fe Corp.	675,874	49,886
	General Dynamics Corp.	640,262	47,603
	Illinois Tool Works, Inc.	901,272	41,630
	Emerson Electric Co.	761,238	33,563
	Danaher Corp.	459,071	33,255
	PACCAR, Inc.	443,571	28,788
	CSX Corp.	827,466	28,490
	Deere & Co.	280,576	26,674
	Southwest Airlines Co.	1,467,657	22,485
	Rockwell Collins, Inc.	320,070	20,257
	Textron, Inc.	212,227	19,901
	Precision Castparts Corp.	253,020	19,806
	Norfolk Southern Corp.	386,347	19,429
	Rockwell Automation, Inc.	312,143	19,066
	ITT Industries, Inc.	327,624	18,616
	Waste Management, Inc.	504,572	18,553
	L-3 Communications Holdings, Inc.	218,230	17,847
	Expeditors International of Washington, Inc.	398,234	16,128
	Raytheon Co.	293,256	15,484
	American Standard Cos., Inc.	337,041	15,453
	Fluor Corp.	163,612	13,359
	C.H. Robinson Worldwide Inc.	300,454	12,286
*	AMR Corp.	397,526	12,017
	Cummins Inc.	98,160	11,601
	Robert Half International, Inc.	303,863	11,279
	Joy Global Inc.	230,697	11,152
*	Monster Worldwide Inc.	219,253	10,226
	Cintas Corp.	254,873	10,121
*	The Dun & Bradstreet Corp.	117,255	9,708
	Equifax, Inc.	236,368	9,597
	Pitney Bowes, Inc.	206,753	9,550
*	McDermott International, Inc.	184,647	9,391
*	Jacobs Engineering Group Inc.	109,806	8,954
	Fastenal Co.	239,381	8,589
*	UAL Corp.	194,525	8,559
	Roper Industries Inc.	162,351	8,157

			Market
			Value•
		Shares	($000)
*	USG Corp.	125,904	6,900
	Oshkosh Truck Corp.	137,555	6,660
	The Corporate Executive Board Co.	75,101	6,586
	American Power
	Conversion Corp.	207,958	6,361
*	ChoicePoint Inc.	158,467	6,240
*	Alliant Techsystems, Inc.	64,862	5,072
	Republic Services, Inc. Class A	122,977	5,001
	Aramark Corp. Class B	149,464	5,000
	J.B. Hunt Transport Services, Inc.	206,127	4,281
	Pall Corp.	116,533	4,026
*	Hertz Global Holdings Inc.	89,609	1,558
			1,365,402
Information Technology (27.5%)
	Microsoft Corp.	16,549,934	494,181
*	Cisco Systems, Inc.	11,397,655	311,498
	Intel Corp.	10,769,123	218,075
*	Google Inc.	409,254	188,453
	International Business Machines Corp.	1,846,892	179,426
	Hewlett-Packard Co.	3,385,407	139,445
*	Apple Computer, Inc.	1,592,584	135,115
*	Oracle Corp.	7,832,597	134,251
	QUALCOMM Inc.	3,084,239	116,553
*	Dell Inc.	3,817,162	95,773
	Motorola, Inc.	4,574,417	94,050
	Texas Instruments, Inc.	2,861,426	82,409
*	eBay Inc.	1,982,038	59,600
*	Yahoo! Inc.	2,320,856	59,275
*	EMC Corp.	4,291,476	56,647
*	Corning, Inc.	2,912,230	54,488
	Automatic Data Processing, Inc.	1,037,360	51,090
	Applied Materials, Inc.	2,593,175	47,844
*	Adobe Systems, Inc.	1,081,382	44,466
	Accenture Ltd.	1,091,685	40,316
*	Symantec Corp.	1,846,888	38,508
*	Sun Microsystems, Inc.	6,530,420	35,395
	Western Union Co.	1,429,361	32,046
*	Electronic Arts Inc.	572,605	28,836
*	Broadcom Corp.	875,289	28,281
*	Agilent Technologies, Inc.	795,031	27,707
*	Network Appliance, Inc.	693,878	27,256
	Paychex, Inc.	639,393	25,282
*	NVIDIA Corp.	625,291	23,142
	Analog Devices, Inc.	658,878	21,657
*	Advanced Micro Devices, Inc.	1,014,739	20,650
*	Cognizant Technology Solutions Corp.	263,159	20,305
*	Micron Technology, Inc.	1,362,779	19,024
*	Intuit, Inc.	617,637	18,844
	KLA-Tencor Corp.	371,712	18,493

Growth Index Fund

			Market
			Value•
		Shares	($000)
*	SanDisk Corp.	421,855	18,152
*	Juniper Networks, Inc.	950,660	18,006
	CA, Inc.	786,432	17,813
*	Autodesk, Inc.	429,501	17,378
	Linear Technology Corp.	566,940	17,190
*	Fiserv, Inc.	325,367	17,056
*	Marvell Technology Group Ltd.	872,936	16,752
	Xilinx, Inc.	634,612	15,110
*	NCR Corp.	336,280	14,379
	National Semiconductor Corp.	604,875	13,731
*	Lexmark International, Inc.	187,142	13,699
*	LAM Research Corp.	264,948	13,412
*	Altera Corp.	670,064	13,187
*	Akamai Technologies, Inc.	247,035	13,123
*	MEMC Electronic Materials, Inc.	331,721	12,984
	MasterCard, Inc. Class A	126,296	12,439
*	BMC Software, Inc.	382,727	12,324
	Harris Corp.	250,706	11,497
*	VeriSign, Inc.	453,242	10,900
*	Avaya Inc.	767,408	10,728
	Amphenol Corp.	166,774	10,353
*	Affiliated Computer Services, Inc. Class A	209,082	10,212
*	Xerox Corp.	590,064	10,002
*	Citrix Systems, Inc.	343,191	9,283
	Maxim Integrated Products, Inc.	299,186	9,161
*	Activision, Inc.	523,470	9,025
*	BEA Systems, Inc.	694,892	8,742
*	McAfee Inc.	297,609	8,446
*	Western Digital Corp.	412,068	8,431
	Jabil Circuit, Inc.	336,757	8,267
	CDW Corp.	116,308	8,179
*	Iron Mountain, Inc.	197,622	8,170
*	Alliance Data Systems Corp.	127,145	7,943
*	Red Hat, Inc.	338,042	7,775
	Symbol Technologies, Inc.	473,839	7,079
*	QLogic Corp.	297,574	6,523
*	DST Systems, Inc.	103,778	6,500
*	CheckFree Corp.	144,974	5,822
*	Teradyne, Inc.	367,602	5,499
*	NAVTEQ Corp.	156,610	5,477
*	salesforce.com, Inc.	146,728	5,348
*	Comverse Technology, Inc.	244,936	5,171
	Fidelity National Information Services, Inc.	124,364	4,986
*	Ceridian Corp.	168,603	4,718
*	Flextronics International Ltd.	392,616	4,507
*	Zebra Technologies Corp. Class A	125,552	4,368
*	International Rectifier Corp.	86,635	3,338
*	JDS Uniphase Corp.	196,695	3,277
*	Hewitt Associates, Inc.	122,417	3,152

			Market
			Value•
		Shares	($000)
	Molex, Inc. Class A	102,501	2,839
	Total System Services, Inc.	73,412	1,937
	Molex, Inc.	8,890	281
			3,483,052
Materials (2.3%)
	Monsanto Co.	1,010,365	53,074
	Newmont Mining Corp. (Holding Co.)	839,659	37,911
	Praxair, Inc.	601,881	35,710
	Nucor Corp.	575,646	31,465
	Freeport-McMoRan Copper & Gold, Inc. Class B	350,263	19,520
	Phelps Dodge Corp.	133,272	15,955
	Ecolab, Inc.	352,422	15,929
	Allegheny Technologies Inc.	159,655	14,478
	Air Products & Chemicals, Inc.	143,957	10,117
	Sealed Air Corp.	151,252	9,819
*	Pactiv Corp.	257,681	9,197
	Martin Marietta Materials, Inc.	84,643	8,795
	Ball Corp.	184,733	8,054
*	Titanium Metals Corp.	165,348	4,879
	Sigma-Aldrich Corp.	61,932	4,813
*	The Mosaic Co.	185,557	3,963
*	Owens-Illinois, Inc.	143,289	2,644
*	Huntsman Corp.	121,043	2,296
			288,619
Telecommunication Services (0.8%)
*	American Tower Corp. Class A	793,526	29,583
*	Qwest Communications International Inc.	3,023,604	25,308
*	NII Holdings Inc.	259,638	16,731
*	Crown Castle International Corp.	376,482	12,160
*	Level 3 Communications, Inc.	1,860,265	10,417
*	U.S. Cellular Corp.	30,388	2,115
			96,314
Utilities (0.9%)
	TXU Corp.	818,367	44,364
*	AES Corp.	1,234,946	27,218
*	Allegheny Energy, Inc.	307,397	14,113
	Questar Corp.	160,110	13,297
	Constellation Energy Group, Inc.	117,335	8,081
	Equitable Resources, Inc.	107,030	4,469
			111,542
Total Common Stocks
(Cost $8,924,851)			12,676,801

Growth Index Fund

		Market
		Value•
	Shares	($000)
Temporary Cash Investments (0.4%)
[1] Vanguard Market Liquidity Fund, 5.294%	16,363,270	16,363
[1] Vanguard Market Liquidity Fund, 5.294%—Note E	40,607,900	40,608
Total Temporary Cash Investments
(Cost $56,971)		56,971
Total Investments (100.4%)
(Cost $8,981,822)		12,733,772
Other Assets and Liabilities (–0.4%)
Other Assets—Note B		57,979
Liabilities—Note E		(111,841)
		(53,862)
Net Assets (100%)		12,679,910

At December 31, 2006, net assets consisted of:[2]
Amount
($000)
Paid-in Capital	12,413,109
Overdistributed Net Investment Income	(16,855)
Accumulated Net Realized Losses	(3,468,294)
Unrealized Appreciation	3,751,950
Net Assets	12,679,910

Investor Shares—Net Assets
Applicable to 225,281,264 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	6,707,180
Net Asset Value Per Share—
Investor Shares	$29.77

Admiral Shares—Net Assets
Applicable to 84,122,248 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	2,504,628
Net Asset Value Per Share—
Admiral Shares	$29.77

Institutional Shares—Net Assets
Applicable to 71,591,999 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	2,131,626
Net Asset Value Per Share—
Institutional Shares	$29.77

ETF Shares—Net Assets
Applicable to 23,102,899 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	1,336,476
Net Asset Value Per Share—
ETF Shares	$57.85

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. See Note E in Notes to Financial Statements.

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

2 See Note C in Notes to Financial Statements for the tax-basis components of net assets.

REIT—Real Estate Investment Trust.

Growth Index Fund

Statement of Operations

Year Ended
December 31, 2006
($000)
Investment Income
Income
Dividends	119,786
Interest[1]	765
Security Lending	1,170
Total Income	121,721
Expenses
The Vanguard Group—Note B
Investment Advisory Services	152
Management and Administrative—Investor Shares	12,135
Management and Administrative—Admiral Shares	1,834
Management and Administrative—Institutional Shares	817
Management and Administrative—ETF Shares	561
Marketing and Distribution—Investor Shares	1,401
Marketing and Distribution—Admiral Shares	437
Marketing and Distribution—Institutional Shares	449
Marketing and Distribution—ETF Shares	145
Custodian Fees	255
Auditing Fees	29
Shareholders’ Reports—Investor Shares	545
Shareholders’ Reports—Admiral Shares	8
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	22
Trustees’ Fees and Expenses	13
Total Expenses	18,803
Net Investment Income	102,918
Realized Net Gain (Loss) on Investment Securities Sold	105,823
Change in Unrealized Appreciation (Depreciation) of Investment Securities	795,633
Net Increase (Decrease) in Net Assets Resulting from Operations	1,004,374

1 Interest income from an affiliated company of the fund was $765,000.

Growth Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2006	2005
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	102,918	78,630
Realized Net Gain (Loss)	105,823	61,540
Change in Unrealized Appreciation (Depreciation)	795,633	362,452
Net Increase (Decrease) in Net Assets Resulting from Operations	1,004,374	502,622
Distributions
Net Investment Income
Investor Shares	(55,673)	(53,604)
Admiral Shares	(21,664)	(14,585)
Institutional Shares	(17,858)	(11,978)
ETF Shares	(7,995)	(1,855)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(103,190)	(82,022)
Capital Share Transactions—Note F
Investor Shares	(567,496)	(1,225,154)
Admiral Shares	250,783	785,172
Institutional Shares	539,350	204,884
ETF Shares	947,005	209,010
Net Increase (Decrease) from Capital Share Transactions	1,169,642	(26,088)
Total Increase (Decrease)	2,070,826	394,512
Net Assets
Beginning of Period	10,609,084	10,214,572
End of Period[1]	12,679,910	10,609,084

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($16,855,000) and ($16,583,000).

Growth Index Fund

Financial Highlights

Investor Shares
			Year Ended December 31,
For a Share Outstanding Throughout Each Period	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$27.54	$26.41	$24.92	$19.95	$26.42
Investment Operations
Net Investment Income	.241	.196	.291[1]	.169	.222
Net Realized and Unrealized
Gain (Loss) on Investments	2.228	1.139	1.494	4.977	(6.465)
Total from Investment Operations	2.469	1.335	1.785	5.146	(6.243)
Distributions
Dividends from Net Investment Income	(.239)	(.205)	(.295)	(.176)	(.227)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.239)	(.205)	(.295)	(.176)	(.227)
Net Asset Value, End of Period	$29.77	$27.54	$26.41	$24.92	$19.95

Total Return[2]	9.01%	5.09%	7.20%	25.92%	–23.68%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,707	$6,761	$7,711	$7,586	$6,094
Ratio of Total Expenses to
Average Net Assets	0.22%	0.22%	0.22%	0.23%	0.23%
Ratio of Net Investment Income to
Average Net Assets	0.86%	0.75%	1.14%[1]	0.77%	0.97%
Portfolio Turnover Rate[3]	28%	23%	24%	42%[4]	23%

1 Net investment income per share and the ratio of net investment income to average net assets include $.139 and 0.55%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

2 Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

4 Includes activity related to a change in the fund’s target index.

Growth Index Fund

Admiral Shares
			Year Ended December 31,
For a Share Outstanding Throughout Each Period	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$27.54	$26.41	$24.92	$19.95	$26.42
Investment Operations
Net Investment Income	.272	.226	.32[1]	.188	.237
Net Realized and Unrealized
Gain (Loss) on Investments	2.228	1.139	1.49	4.977	(6.465)
Total from Investment Operations	2.500	1.365	1.81	5.165	(6.228)
Distributions
Dividends from Net Investment Income	(.270)	(.235)	(.32)	(.195)	(.242)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.270)	(.235)	(.32)	(.195)	(.242)
Net Asset Value, End of Period	$29.77	$27.54	$26.41	$24.92	$19.95

Total Return	9.13%	5.21%	7.31%	26.03%	–23.62%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,505	$2,076	$1,214	$1,092	$751
Ratio of Total Expenses to Average Net Assets	0.11%	0.11%	0.11%	0.15%	0.15%
Ratio of Net Investment Income to
Average Net Assets	0.97%	0.86%	1.27%[1]	0.84%	1.05%
Portfolio Turnover Rate[2]	28%	23%	24%	42%[3]	23%

1 Net investment income per share and the ratio of net investment income to average net assets include $.14 and 0.55%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

3 Includes activity related to a change in the fund’s target index.

Growth Index Fund

Institutional Shares
			Year Ended December 31,
For a Share Outstanding Throughout Each Period	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$27.54	$26.41	$24.92	$19.95	$26.42
Investment Operations
Net Investment Income	.280	.234	.324[1]	.199	.248
Net Realized and Unrealized Gain (Loss)
on Investments	2.228	1.139	1.494	4.977	(6.465)
Total from Investment Operations	2.508	1.373	1.818	5.176	(6.217)
Distributions
Dividends from Net Investment Income	(.278)	(.243)	(.328)	(.206)	(.253)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.278)	(.243)	(.328)	(.206)	(.253)
Net Asset Value, End of Period	$29.77	$27.54	$26.41	$24.92	$19.95

Total Return	9.16%	5.24%	7.34%	26.09%	–23.58%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,132	$1,448	$1,185	$782	$675
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.10%	0.10%
Ratio of Net Investment Income to
Average Net Assets	1.00%	0.89%	1.29%[1]	0.92%	1.10%
Portfolio Turnover Rate[2]	28%	23%	24%	42%[3]	23%

1 Net investment income per share and the ratio of net investment income to average net assets include $.139 and 0.55%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

3 Includes activity related to a change in the fund’s target index.

Growth Index Fund

ETF Shares
			Jan. 26[1] to
	Year Ended December 31,		Dec. 31,
For a Share Outstanding Throughout Each Period	2006	2005	2004
Net Asset Value, Beginning of Period	$53.52	$51.33	$50.64
Investment Operations
Net Investment Income	.535	.444	.609[2]
Net Realized and Unrealized Gain (Loss)
on Investments	4.323	2.206	.694
Total from Investment Operations	4.858	2.650	1.303
Distributions
Dividends from Net Investment Income	(.528)	(.460)	(.613)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.528)	(.460)	(.613)
Net Asset Value, End of Period	$57.85	$53.52	$51.33

Total Return	9.13%	5.20%	2.62%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,336	$324	$104
Ratio of Total Expenses to Average Net Assets	0.11%	0.11%	0.15%*
Ratio of Net Investment Income to Average Net Assets	0.97%	0.86%	1.22%2,*
Portfolio Turnover Rate[3]	28%	23%	24%

1 Inception.

2 Net investment income per share and the ratio of net investment income to average net assets include $.269 and 0.55%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Growth Index Fund

Notes to Financial Statements

Vanguard Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, Admiral Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and servicing criteria and invest a minimum of $5 million. ETF Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

5. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution

Growth Index Fund

expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2006, the fund had contributed capital of $1,229,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 1.23% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2006, the fund realized $12,554,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2006, the fund had $1,072,000 of ordinary income available for distribution. The fund had available realized losses of $3,464,458,000 to offset future net capital gains of $221,842,000 through December 31, 2008, $1,752,289,000 through December 31, 2009, $747,930,000 through December 31, 2010, and $742,397,000 through December 31, 2011.

At December 31, 2006, the cost of investment securities for tax purposes was $8,982,004,000. Net unrealized appreciation of investment securities for tax purposes was $3,751,768,000, consisting of unrealized gains of $3,968,536,000 on securities that had risen in value since their purchase and $216,768,000 in unrealized losses on securities that had fallen in value since their purchase.

D. During the year ended December 31, 2006, the fund purchased $4,392,303,000 of investment securities and sold $3,215,771,000 of investment securities, other than temporary cash investments.

E. The market value of securities on loan to broker-dealers at December 31, 2006, was $38,561,000, for which the fund received cash collateral of $40,608,000.

Growth Index Fund

F. Capital share transactions for each class of shares were:

			Year Ended December 31,
		2006		2005
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	860,936	30,550	992,591	37,621
Issued in Lieu of Cash Distributions	52,211	1,846	49,669	1,877
Redeemed	(1,480,643)	(52,623)	(2,267,414)	(85,937)
Net Increase (Decrease)—Investor Shares	(567,496)	(20,227)	(1,225,154)	(46,439)
Admiral Shares
Issued	745,920	26,306	1,206,796	45,354
Issued in Lieu of Cash Distributions	18,889	668	12,822	480
Redeemed	(514,026)	(18,226)	(434,446)	(16,428)
Net Increase (Decrease)—Admiral Shares	250,783	8,748	785,172	29,406
Institutional Shares
Issued	757,439	26,759	456,125	17,218
Issued in Lieu of Cash Distributions	15,977	564	10,801	406
Redeemed	(234,066)	(8,292)	(262,042)	(9,938)
Net Increase (Decrease)—Institutional Shares	539,350	19,031	204,884	7,686
ETF Shares
Issued	985,331	17,746	219,101	4,228
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(38,326)	(700)	(10,091)	(200)
Net Increase (Decrease)—ETF Shares	947,005	17,046	209,010	4,028

G. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements. FIN 48 will be effective for the fund’s fiscal year ending December 31, 2007. Management is in the process of analyzing the fund’s tax positions for purposes of implementing FIN 48; based on the analysis completed to date, management does not believe the adoption of FIN 48 will result in any material impact to the fund’s financial statements.

Value Index Fund

Fund Profile

As of December 31, 2006

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	397	396	4,964
Median Market Cap	$60.6B	$60.6B	$30.7B
Price/Earnings Ratio	14.7x	14.7x	18.0x
Price/Book Ratio	2.3x	2.3x	2.8x
Yield		2.6%	1.7%
Investor Shares	2.3%
Admiral Shares	2.4%
Institutional Shares	2.4%
ETF Shares	2.4%
Return on Equity	18.4%	18.4%	17.8%
Earnings Growth Rate	15.9%	15.9%	18.5%
Foreign Holdings	0.1%	0.0%	1.1%
Turnover Rate	20%	—	—
Expense Ratio		—	—
Investor Shares	0.21%
Admiral Shares	0.11%
Institutional Shares	0.08%
ETF Shares	0.11%
Short-Term Reserves	0%	—	—

Sector Diversification (% of portfolio)
		Target	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	6%	6%	12%
Consumer Staples	6	6	9
Energy	14	14	9
Financials	37	37	23
Health Care	8	8	12
Industrials	10	10	11
Information Technology	3	3	15
Materials	4	4	3
Telecommunication Services	6	6	3
Utilities	6	6	3

Volatility Measures[3]
	Fund Versus	Fund Versus
	Target Index[1]	Broad Index[2]
R-Squared	1.00	0.82
Beta	1.00	0.77

Ten Largest Holdings[4] (% of total net assets)

ExxonMobil Corp.	integrated oil and gas	6.5%
General Electric Co.	industrial conglomerates	5.4
Citigroup, Inc.	diversified financial services	3.9
Bank of America Corp.	diversified financial services	3.4
Pfizer Inc.	pharmaceuticals	2.7
Altria Group, Inc.	tobacco	2.5
JPMorgan Chase & Co.	diversified financial services	2.4
Chevron Corp.	integrated oil and gas	2.3
American International Group, Inc.	multi-line insurance	2.2
AT&T Inc.	integrated telecommunication services	2.0
Top Ten		33.3%

Investment Focus

1 MSCI US Prime Market Value Index.

2 Dow Jones Wilshire 5000 Index.

3 For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 80.

4 “Ten Largest Holdings” excludes any temporary cash investments and equity index products.

Value Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 1996–December 31, 2006

Initial Investment of $10,000

	Average Annual Total Returns			Final Value
	Periods Ended December 31, 2006			of a $10,000
	One Year	Five Years	Ten Years	Investment
Value Index Fund Investor Shares[1]	22.15%	9.54%	9.46%	$24,694
Dow Jones Wilshire 5000 Index	15.87	7.65	8.67	22,961
Spliced Value Index[2]	22.37	9.68	9.59	24,982
Average Large-Cap Value Fund[3]	17.96	7.47	8.70	23,031

				Final Value
			Since	of a $100,000
	One Year	Five Years	Inception[4]	Investment
Value Index Fund Admiral Shares	22.27%	9.64%	6.14%	$144,079
Dow Jones Wilshire 5000 Index	15.87	7.65	3.76	125,359
Spliced Value Index[2]	22.37	9.68	6.18	144,473

1 Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.

2 S&P 500/Barra Value Index through May 16, 2003; MSCI US Prime Market Value Index thereafter.

3 Derived from data provided by Lipper Inc.

4 November 13, 2000.

Value Index Fund

				Final Value of
			Since	a $5,000,000
	One Year	Five Years	Inception[1]	Investment
Value Index Fund Institutional Shares	22.31%	9.68%	6.35%	$8,437,660
Dow Jones Wilshire 5000 Index	15.87	7.65	4.89	7,501,512
Spliced Value Index[2]	22.37	9.68	6.34	8,432,252

			Final Value of
		Since	a $10,000
	One Year	Inception[1]	Investment
Value Index Fund ETF Shares Net Asset Value	22.28%	13.78%	$14,596
Dow Jones Wilshire 5000 Index	15.87	10.15	13,275
MSCI US Prime Market Value Index	22.37	13.87	14,630

Cumulative Returns of ETF Shares: January 26, 2004–December 31, 2006
		Cumulative
	One Year	Since Inception
Value Index Fund ETF Shares Market Price	22.16%	45.95%
Value Index Fund ETF Shares Net Asset Value	22.28	45.96
MSCI US Prime Market Value Index	22.37	46.30

Fiscal-Year Total Returns (%): December 31, 1996–December 31, 2006

1 Inception dates are: for Institutional Shares, July 2, 1998; for ETF Shares, January 26, 2004.

2 S&P 500/Barra Value Index through May 16, 2003; MSCI US Prime Market Value Index thereafter.

Note: See Financial Highlights tables on pages 40 through 43 for dividend and capital gains information.

Value Index Fund

Financial Statements

Statement of Net Assets

As of December 31, 2006

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.9%)
Consumer Discretionary (5.5%)
	McDonald’s Corp.	1,212,499	53,750
	Time Warner, Inc.	2,147,526	46,773
	Carnival Corp.	677,312	33,222
	CBS Corp.	1,052,620	32,821
	Gannett Co., Inc.	365,000	22,068
	General Motors Corp.	698,570	21,460
	Ford Motor Co.	2,794,559	20,987
	Fortune Brands, Inc.	232,891	19,887
	The Gap, Inc.	900,634	17,562
	Mattel, Inc.	583,580	13,224
	Genuine Parts Co.	264,537	12,547
	Newell Rubbermaid, Inc.	427,505	12,376
	D. R. Horton, Inc.	435,130	11,527
	Eastman Kodak Co.	443,493	11,442
	Sherwin-Williams Co.	178,227	11,332
	VF Corp.	137,078	11,251
	Pulte Homes, Inc.	334,744	11,087
	H & R Block, Inc.	476,061	10,968
	Limited Brands, Inc.	356,693	10,323
	Centex Corp.	182,999	10,297
	Lennar Corp. Class A	195,631	10,263
	Whirlpool Corp.	120,821	10,031
*	Wyndham Worldwide Corp.	309,388	9,907
	Royal Caribbean Cruises, Ltd.	192,828	7,979
*	Expedia, Inc.	376,290	7,895
	Tribune Co.	246,749	7,595
	Dollar General Corp.	457,539	7,348
	NTL Inc.	277,310	6,999
	Liz Claiborne, Inc.	159,356	6,926
	Leggett & Platt, Inc.	278,971	6,667
*	Idearc Inc.	225,225	6,453
	Washington Post Co. Class B	8,530	6,360
*	Mohawk Industries, Inc.	83,688	6,265
	Hasbro, Inc.	227,329	6,195
	KB Home	119,891	6,148
	ServiceMaster Co.	449,099	5,888
	Jones Apparel Group, Inc.	174,228	5,824

*	Toll Brothers, Inc.	177,782	5,730
	The Stanley Works	112,514	5,658
	Foot Locker, Inc.	240,223	5,268
	BorgWarner, Inc.	88,669	5,233
^	New York Times Co. Class A	210,753	5,134
*	AutoNation, Inc.	230,224	4,908
	Wendy’s International, Inc.	147,596	4,884
*	Dollar Tree Stores, Inc.	153,420	4,618
	Brunswick Corp.	143,210	4,568
	OSI Restaurant Partners, Inc.	103,433	4,055
	The McClatchy Co. Class A	85,959	3,722
	E.W. Scripps Co. Class A	67,887	3,390
	Circuit City Stores, Inc.	172,805	3,280
	Family Dollar Stores, Inc.	110,325	3,236
*	Liberty Global, Inc. Class A	105,306	3,070
	Tiffany & Co.	76,039	2,984
*	Interpublic Group of Cos., Inc.	238,258	2,916
*	Liberty Global, Inc. Series C	100,983	2,828
	Dow Jones & Co., Inc.	53,208	2,022
	Regal Entertainment Group Class A	83,637	1,783
	International Speedway Corp.	30,826	1,573
*	NVR, Inc.	2,437	1,572
			602,079
Consumer Staples (6.3%)
	Altria Group, Inc.	3,231,930	277,364
	The Coca-Cola Co.	2,115,518	102,074
	Kimberly-Clark Corp.	707,421	48,069
	General Mills, Inc.	514,324	29,625
	H.J. Heinz Co.	511,764	23,034
	ConAgra Foods, Inc.	787,887	21,273
	Sara Lee Corp.	1,173,561	19,986
	Reynolds American Inc.	273,793	17,925
	The Kroger Co.	688,796	15,891
	Safeway, Inc.	446,223	15,421
	UST, Inc.	248,353	14,454
	Bunge Ltd.	184,842	13,403
	Kraft Foods Inc.	327,785	11,702
	SuperValu Inc.	326,733	11,681

Value Index Fund

			Market
			Value•
		Shares	($000)
*	Constellation Brands, Inc. Class A	309,765	8,989
	Molson Coors Brewing Co. Class B	109,062	8,337
	Coca-Cola Enterprises, Inc.	403,495	8,239
	The Pepsi Bottling Group, Inc.	217,036	6,709
	Tyson Foods, Inc.	390,202	6,419
*	Dean Foods Co.	133,974	5,664
	Campbell Soup Co.	122,424	4,761
	McCormick & Co., Inc.	118,574	4,572
	Hormel Foods Corp.	116,081	4,334
	J.M. Smucker Co.	83,804	4,062
*	Smithfield Foods, Inc.	154,498	3,964
	PepsiAmericas, Inc.	98,154	2,059
	Brown-Forman Corp. Class B	24,619	1,631
			691,642
Energy (14.3%)
	ExxonMobil Corp.	9,177,776	703,293
	Chevron Corp.	3,393,235	249,505
	ConocoPhillips Co.	2,416,687	173,881
	Occidental Petroleum Corp.	1,305,186	63,732
	Marathon Oil Corp.	553,024	51,155
	Valero Energy Corp.	946,161	48,406
	Devon Energy Corp.	646,935	43,396
	Apache Corp.	508,368	33,812
	Anadarko Petroleum Corp.	673,921	29,329
	Chesapeake Energy Corp.	685,401	19,911
	Hess Corp.	389,809	19,323
	Kinder Morgan, Inc.	165,993	17,554
	El Paso Corp.	1,074,446	16,418
	Noble Energy, Inc.	272,686	13,381
	GlobalSantaFe Corp.	184,129	10,823
*	Newfield Exploration Co.	201,873	9,276
	Murphy Oil Corp.	168,818	8,584
	Williams Cos., Inc.	321,966	8,410
	Sunoco, Inc.	130,913	8,164
	Pioneer Natural Resources Co.	192,595	7,644
	Tesoro Petroleum Corp.	105,372	6,930
	Cimarex Energy Co.	127,698	4,661
	Pogo Producing Co.	88,923	4,307
	ENSCO International, Inc.	82,927	4,151
*	Pride International, Inc.	88,210	2,646
	Patterson-UTI Energy, Inc.	88,572	2,058
	Rowan Cos., Inc.	58,918	1,956
			1,562,706
Financials (36.7%)
	Citigroup, Inc.	7,632,452	425,128
	Bank of America Corp.	6,987,075	373,040
	JPMorgan Chase & Co.	5,359,200	258,849
	American International Group, Inc.	3,410,207	244,375
	Wells Fargo & Co.	4,927,901	175,236
	Wachovia Corp.	2,955,328	168,306
	Morgan Stanley	1,489,416	121,283

Merrill Lynch & Co., Inc.	1,296,283	120,684
U.S. Bancorp	2,743,637	99,292
Fannie Mae	1,497,858	88,958
Freddie Mac	1,068,319	72,539
MetLife, Inc.	1,172,391	69,183
Washington Mutual, Inc.	1,478,231	67,245
The Allstate Corp.	923,319	60,117
The St. Paul Travelers Cos. Inc.	1,066,663	57,269
Lehman Brothers Holdings, Inc.	705,036	55,077
Capital One Financial Corp.	630,969	48,471
The Bank of New York Co., Inc.	1,178,179	46,385
SunTrust Banks, Inc.	535,097	45,189
The Hartford Financial Services Group Inc.	469,696	43,827
Regions Financial Corp.	1,123,510	42,019
Prudential Financial, Inc.	486,681	41,786
Countrywide Financial Corp.	944,912	40,112
BB&T Corp.	829,107	36,423
National City Corp.	926,284	33,865
PNC Financial Services Group	454,670	33,664
The Chubb Corp.	634,270	33,559
Fifth Third Bancorp	775,207	31,729
ACE Ltd.	502,632	30,444
Lincoln National Corp.	433,560	28,788
Bear Stearns Co., Inc.	176,569	28,742
Equity Office Properties Trust REIT	540,584	26,040
Marsh & McLennan Cos., Inc.	807,299	24,752
Loews Corp.	595,155	24,681
Genworth Financial Inc.	702,507	24,033
KeyCorp	622,681	23,681
ProLogis REIT	378,417	22,996
Equity Residential REIT	449,266	22,800
Simon Property Group, Inc. REIT	221,931	22,479
XL Capital Ltd. Class A	278,530	20,060
Archstone-Smith Trust REIT	330,773	19,254
Boston Properties, Inc. REIT	167,727	18,765
Host Hotels & Resorts, Inc.	763,344	18,740
Ameriprise Financial, Inc.	338,722	18,460
Mellon Financial Corp.	412,882	17,403
CIT Group Inc.	307,006	17,122
Marshall & Ilsley Corp.	354,301	17,045
Kimco Realty Corp. REIT	347,131	15,604
Aon Corp.	436,986	15,443
MBIA, Inc.	208,048	15,200
Avalonbay Communities, Inc. REIT	114,972	14,952
Sovereign Bancorp, Inc.	586,703	14,896
Comerica, Inc.	250,454	14,697
Ambac Financial Group, Inc.	163,562	14,568
Zions Bancorp	156,514	12,903
Vornado Realty Trust REIT	105,333	12,798

Value Index Fund

		Market
		Value•
	Shares	($000)
M & T Bank Corp.	102,864	12,566
Synovus Financial Corp.	400,242	12,339
Public Storage, Inc. REIT	126,356	12,320
Hudson City Bancorp, Inc.	835,403	11,595
Cincinnati Financial Corp.	254,066	11,512
Compass Bancshares Inc.	189,830	11,323
Safeco Corp.	179,704	11,240
Plum Creek Timber Co. Inc. REIT	276,748	11,028
Health Care Properties Investors REIT	299,502	11,028
UnumProvident Corp.	528,803	10,989
Developers Diversified Realty Corp. REIT	169,499	10,670
American Capital Strategies, Ltd.	219,611	10,159
Everest Re Group, Ltd.	100,321	9,843
Torchmark Corp.	152,812	9,743
Commerce Bancorp, Inc.	273,541	9,648
The Macerich Co. REIT	110,952	9,605
iStar Financial Inc. REIT	192,748	9,217
Assurant, Inc.	165,782	9,159
Mercantile Bankshares Corp.	193,622	9,060
Duke Realty Corp. REIT	208,606	8,532
Apartment Investment & Management Co. Class A REIT	150,331	8,422
Regency Centers Corp. REIT	106,196	8,301
Huntington Bancshares Inc.	348,381	8,274
MGIC Investment Corp.	130,447	8,158
AMB Property Corp. REIT	136,507	8,001
Old Republic International Corp.	337,412	7,855
Fidelity National Financial, Inc. Class A	322,100	7,692
First Horizon National Corp.	181,784	7,595
A.G. Edwards & Sons, Inc.	117,875	7,460
^Allied Capital Corp.	224,652	7,342
Popular, Inc.	408,672	7,336
Federal Realty Investment Trust REIT	85,082	7,232
Axis Capital Holdings Ltd.	211,349	7,053
Janus Capital Group Inc.	319,143	6,890
^Liberty Property Trust REIT	139,014	6,831
Radian Group, Inc.	126,185	6,803
White Mountains Insurance Group Inc.	11,654	6,753
United Dominion Realty Trust REIT	207,888	6,609
SL Green Realty Corp. REIT	49,718	6,602
New York Community Bancorp, Inc.	410,028	6,601
Camden Property Trust REIT	87,056	6,429
Associated Banc-Corp.	183,759	6,410
RenaissanceRe Holdings Ltd.	105,679	6,341

	Hospitality Properties Trust REIT	133,286	6,335
	The PMI Group Inc.	133,592	6,302
	PartnerRe Ltd.	87,753	6,233
	Ventas, Inc. REIT	144,550	6,117
	Northern Trust Corp.	100,155	6,078
	Weingarten Realty Investors REIT	124,649	5,748
	TD Banknorth, Inc.	176,007	5,682
	Colonial BancGroup, Inc.	215,147	5,538
	UnionBanCal Corp.	87,792	5,377
	First American Corp.	126,845	5,160
*	AmeriCredit Corp.	201,366	5,068
	TCF Financial Corp.	182,096	4,993
	Protective Life Corp.	102,618	4,874
	CapitalSource Inc. REIT	176,324	4,815
*	Arch Capital Group Ltd.	68,565	4,636
	City National Corp.	63,168	4,498
	Nationwide Financial Services, Inc.	82,932	4,495
	Fulton Financial Corp.	267,813	4,472
	Commerce Bancshares, Inc.	91,429	4,426
	Astoria Financial Corp.	139,770	4,215
	Unitrin, Inc.	73,626	3,689
*	Realogy Corp.	115,329	3,497
	Erie Indemnity Co. Class A	50,616	2,935
	Transatlantic Holdings, Inc.	40,823	2,535
	People’s Bank	55,617	2,482
	Mercury General Corp.	41,683	2,198
	Federated Investors, Inc.	64,206	2,169
	Forest City Enterprise Class A	34,603	2,021
	BOK Financial Corp.	35,704	1,963
	Student Loan Corp.	6,151	1,275
			3,999,348
Health Care (7.6%)
	Pfizer Inc.	11,256,510	291,544
	Merck & Co., Inc.	3,359,515	146,475
	Eli Lilly & Co.	1,570,598	81,828
	Bristol-Myers Squibb Co.	3,035,944	79,906
	Abbott Laboratories	1,533,113	74,678
	Wyeth	1,350,409	68,763
	Baxter International, Inc.	352,546	16,355
	CIGNA Corp.	59,925	7,884
	Health Management Associates Class A	371,014	7,832
	AmerisourceBergen Corp.	155,674	6,999
*	King Pharmaceuticals, Inc.	375,336	5,975
	Beckman Coulter, Inc.	95,754	5,726
*	Triad Hospitals, Inc.	135,685	5,676
	Hillenbrand Industries, Inc.	85,274	4,855
	Omnicare, Inc.	121,836	4,707
*	Invitrogen Corp.	82,583	4,673
*	Charles River Laboratories, Inc.	105,481	4,562
	Bausch & Lomb, Inc.	82,840	4,313

Value Index Fund

			Market
			Value•
		Shares	($000)
*	Watson Pharmaceuticals, Inc.	149,954	3,903
*	Hospira, Inc.	80,600	2,707
			829,361
Industrials (10.2%)
	General Electric Co.	15,938,858	593,085
	Tyco International Ltd.	3,110,397	94,556
	Honeywell International Inc.	1,201,154	54,340
	Union Pacific Corp.	395,092	36,356
	Northrop Grumman Corp.	505,324	34,210
	Emerson Electric Co.	629,500	27,755
	Raytheon Co.	450,359	23,779
	Ingersoll-Rand Co.	496,794	19,440
	Masco Corp.	614,654	18,360
	Eaton Corp.	220,064	16,536
	Norfolk Southern Corp.	319,483	16,067
	Dover Corp.	314,226	15,403
	Waste Management, Inc.	417,269	15,343
	Parker Hannifin Corp.	185,841	14,287
	Cooper Industries, Inc. Class A	141,371	12,784
	Deere & Co.	124,955	11,879
	R.R. Donnelley & Sons Co.	333,953	11,869
*	Terex Corp.	156,407	10,101
	Manpower Inc.	133,769	10,023
	Avery Dennison Corp.	144,143	9,792
	Goodrich Corp.	182,933	8,333
	W.W. Grainger, Inc.	116,249	8,130
	Pitney Bowes, Inc.	171,088	7,903
*	Allied Waste Industries, Inc.	454,533	5,586
	SPX Corp.	89,353	5,465
	Pentair, Inc.	148,321	4,657
	Republic Services, Inc. Class A	101,821	4,141
*	US Airways Group Inc.	73,189	3,941
	Hubbell Inc. Class B	80,899	3,657
	Pall Corp.	95,578	3,302
	American Power Conversion Corp.	92,670	2,835
	Aramark Corp. Class B	65,812	2,201
*	Hertz Global Holdings Inc.	73,591	1,280
*	Raytheon Co. Warrants Exp. 6/16/11	9,836	176
			1,107,572
Information Technology (3.3%)
	International Business Machines Corp.	822,347	79,891
	Hewlett-Packard Co.	1,507,279	62,085
	First Data Corp.	1,181,261	30,146
	Electronic Data Systems Corp.	799,167	22,017
	Seagate Technology	819,487	21,716
*	Xerox Corp.	906,636	15,367
*	Computer Sciences Corp.	265,152	14,151
	Microchip Technology, Inc.	331,812	10,850

*	Cadence Design Systems, Inc.	433,157	7,758
	Fidelity National Information Services, Inc.	190,959	7,656
	Maxim Integrated Products, Inc.	247,599	7,581
*	Flextronics International Ltd.	607,597	6,975
*	Tellabs, Inc.	656,675	6,737
*	Novellus Systems, Inc.	190,312	6,551
	Sabre Holdings Corp.	204,987	6,537
*	Arrow Electronics, Inc.	188,635	5,951
*	LSI Logic Corp.	616,895	5,552
	Intersil Corp.	216,854	5,187
*	Compuware Corp.	575,117	4,791
	Diebold, Inc.	101,409	4,726
*	Solectron Corp.	1,401,614	4,513
*	Ingram Micro, Inc. Class A	216,372	4,416
	Molex, Inc. Class A	122,375	3,390
*	JDS Uniphase Corp.	162,667	2,710
*	Comverse Technology, Inc.	107,750	2,275
*	Ceridian Corp.	74,246	2,077
*	International Rectifier Corp.	38,349	1,478
	AVX Corp.	92,295	1,365
			354,449
Materials (3.5%)
	E.I. du Pont de Nemours & Co.	1,423,054	69,317
	Dow Chemical Co.	1,481,045	59,153
	Alcoa Inc.	1,338,374	40,165
	Weyerhaeuser Co.	380,176	26,859
	Phelps Dodge Corp.	204,755	24,513
	International Paper Co.	666,856	22,740
	PPG Industries, Inc.	255,087	16,379
	Air Products & Chemicals, Inc.	221,144	15,542
	United States Steel Corp.	190,072	13,902
	Vulcan Materials Co.	148,988	13,390
	Rohm & Haas Co.	221,651	11,331
	Lyondell Chemical Co.	344,394	8,806
	MeadWestvaco Corp.	279,726	8,409
	Temple-Inland Inc.	167,950	7,731
	Eastman Chemical Co.	127,032	7,534
	Ashland, Inc.	98,810	6,836
	International Flavors & Fragrances, Inc.	119,069	5,853
	Sonoco Products Co.	145,462	5,536
	Bemis Co., Inc.	161,933	5,503
*	Smurfit-Stone Container Corp.	393,163	4,152
	Sigma-Aldrich Corp.	50,804	3,948
	Chemtura Corp.	367,670	3,541
*	Owens-Illinois, Inc.	117,020	2,159
*	The Mosaic Co.	82,021	1,752
*	Huntsman Corp.	52,564	997
			386,048

Value Index Fund

			Market
			Value•
		Shares	($000)
Telecommunication Services (6.2%)
	AT&T Inc.	5,996,376	214,370
	Verizon Communications Inc.	4,475,070	166,652
	BellSouth Corp.	2,803,216	132,060
	Sprint Nextel Corp.	4,430,721	83,696
	Alltel Corp.	599,286	36,245
	Embarq Corp.	230,223	12,101
	Windstream Corp.	731,252	10,398
	CenturyTel, Inc.	170,823	7,458
	Citizens Communications Co.	495,317	7,118
	Telephone & Data Systems, Inc.	79,301	4,308
	Telephone & Data Systems, Inc.–Special Common Shares	80,153	3,976
			678,382
Utilities (6.3%)
	Duke Energy Corp.	1,934,417	64,242
	Exelon Corp.	1,033,623	63,971
	Dominion Resources, Inc.	544,790	45,675
	Southern Co.	1,145,983	42,241
	FPL Group, Inc.	593,123	32,278
	FirstEnergy Corp.	509,222	30,706
	Entergy Corp.	321,749	29,704
	American Electric Power Co., Inc.	608,277	25,900
	PG&E Corp.	546,718	25,876
	Public Service Enterprise Group, Inc.	388,627	25,797
	Edison International	477,846	21,732
	PPL Corp.	588,216	21,082
	Sempra Energy	362,992	20,342
	Consolidated Edison Inc.	395,692	19,021
	Progress Energy, Inc.	371,597	18,238
	Ameren Corp.	317,822	17,077
	Xcel Energy, Inc.	626,760	14,453
	DTE Energy Co.	274,524	13,290
*	Mirant Corp.	396,858	12,529
	Constellation Energy Group, Inc.	180,321	12,419
*	NRG Energy, Inc.	201,015	11,259
	KeySpan Corp.	270,211	11,127
	NiSource, Inc.	421,185	10,151
	Wisconsin Energy Corp.	180,626	8,573
	Pinnacle West Capital Corp.	153,621	7,787
	Pepco Holdings, Inc.	294,395	7,657
	CenterPoint Energy Inc.	457,281	7,582
	ONEOK, Inc.	172,446	7,436
	SCANA Corp.	170,215	6,914
	Alliant Energy Corp.	181,827	6,868
*	Reliant Energy, Inc.	474,836	6,747
	MDU Resources Group, Inc.	250,370	6,419
	NSTAR	164,894	5,666
	Energy East Corp.	228,117	5,657

TECO Energy, Inc.	322,578	5,558
DPL Inc.	176,308	4,898
Equitable Resources, Inc.	88,530	3,696
		680,568
Total Common Stocks
(Cost $8,602,240)		10,892,155
Temporary Cash Investments (0.4%)
[1] Vanguard Market Liquidity Fund, 5.294%	30,196,141	30,196
[1] Vanguard Market Liquidity Fund, 5.294%—Note E	10,665,800	10,666
Total Temporary Cash Investments
(Cost $40,862)		40,862
Total Investments (100.3%)
(Cost $8,643,102)		10,933,017
Other Assets and Liabilities (–0.3%)
Other Assets—Note B		170,769
Liabilities—Note E		(207,508)
		(36,739)
Net Assets (100%)		10,896,278

Value Index Fund

At December 31, 2006, net assets consisted of:[2]
Amount
($000)
Paid-in Capital	9,373,193
Overdistributed Net Investment Income	(8,677)
Accumulated Net Realized Losses	(758,153)
Unrealized Appreciation	2,289,915
Net Assets	10,896,278

Investor Shares—Net Assets
Applicable to 166,186,534 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	4,416,752
Net Asset Value Per Share—
Investor Shares	$26.58

Admiral Shares—Net Assets
Applicable to 98,758,327 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	2,624,819
Net Asset Value Per Share—
Admiral Shares	$26.58

Institutional Shares—Net Assets
Applicable to 83,101,839 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	2,208,751
Net Asset Value Per Share—
Institutional Shares	$26.58

ETF Shares—Net Assets
Applicable to 24,153,873 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,645,956
Net Asset Value Per Share—
ETF Shares	$68.14

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. See Note E in Notes to Financial Statements.

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

2 See Note C in Notes to Financial Statements for the tax-basis components of net assets.

REIT—Real Estate Investment Trust.

Value Index Fund

Statement of Operations

Year Ended
December 31, 2006
($000)
Investment Income
Income
Dividends	227,006
Interest[1]	360
Security Lending	513
Total Income	227,879
Expenses
The Vanguard Group—Note B
Investment Advisory Services	121
Management and Administrative—Investor Shares	6,476
Management and Administrative—Admiral Shares	1,743
Management and Administrative—Institutional Shares	707
Management and Administrative—ETF Shares	753
Marketing and Distribution—Investor Shares	817
Marketing and Distribution—Admiral Shares	414
Marketing and Distribution—Institutional Shares	392
Marketing and Distribution—ETF Shares	236
Custodian Fees	330
Auditing Fees	29
Shareholders’ Reports—Investor Shares	182
Shareholders’ Reports—Admiral Shares	11
Shareholders’ Reports—Institutional Shares	2
Shareholders’ Reports—ETF Shares	28
Trustees’ Fees and Expenses	8
Total Expenses	12,249
Net Investment Income	215,630
Realized Net Gain (Loss) on Investment Securities Sold	331,789
Change in Unrealized Appreciation (Depreciation) of Investment Securities	1,209,630
Net Increase (Decrease) in Net Assets Resulting from Operations	1,757,049

1 Interest income from an affiliated company of the fund was $360,000.

Value Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2006	2005
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	215,630	171,933
Realized Net Gain (Loss)	331,789	175,534
Change in Unrealized Appreciation (Depreciation)	1,209,630	113,026
Net Increase (Decrease) in Net Assets Resulting from Operations	1,757,049	460,493
Distributions
Net Investment Income
Investor Shares	(92,045)	(87,836)
Admiral Shares	(56,265)	(40,836)
Institutional Shares	(42,009)	(28,491)
ETF Shares	(29,028)	(14,342)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(219,347)	(171,505)
Capital Share Transactions—Note F
Investor Shares	368,080	(369,912)
Admiral Shares	356,285	741,688
Institutional Shares	701,714	369,328
ETF Shares	853,064	169,653
Net Increase (Decrease) from Capital Share Transactions	2,279,143	910,757
Total Increase (Decrease)	3,816,845	1,199,745
Net Assets
Beginning of Period	7,079,433	5,879,688
End of Period[1]	10,896,278	7,079,433

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($8,677,000) and ($4,960,000).

Value Index Fund

Financial Highlights

Investor Shares
			Year Ended December 31,
For a Share Outstanding Throughout Each Period	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$22.29	$21.35	$18.95	$14.65	$18.90
Investment Operations
Net Investment Income	.586	.559	.460	.378	.303
Net Realized and Unrealized
Gain (Loss) on Investments	4.295	.936	2.399	4.294	(4.238)
Total from Investment Operations	4.881	1.495	2.859	4.672	(3.935)
Distributions
Dividends from Net Investment Income	(.591)	(.555)	(.459)	(.372)	(.315)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.591)	(.555)	(.459)	(.372)	(.315)
Net Asset Value, End of Period	$26.58	$22.29	$21.35	$18.95	$14.65

Total Return[1]	22.15%	7.09%	15.29%	32.25%	–20.91%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,417	$3,376	$3,592	$2,921	$2,197
Ratio of Total Expenses to
Average Net Assets	0.21%	0.21%	0.21%	0.23%	0.23%
Ratio of Net Investment Income to
Average Net Assets	2.48%	2.63%	2.40%	2.38%	1.80%
Portfolio Turnover Rate[2]	20%	21%	18%	44%[3]	26%

1 Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

3 Includes activity related to a change in the fund’s target index.

Value Index Fund

Admiral Shares
			Year Ended December 31,
For a Share Outstanding Throughout Each Period	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$22.29	$21.35	$18.95	$14.65	$18.90
Investment Operations
Net Investment Income	.611	.581	.479	.392	.315
Net Realized and Unrealized
Gain (Loss) on Investments	4.295	.936	2.399	4.294	(4.238)
Total from Investment Operations	4.906	1.517	2.878	4.686	(3.923)
Distributions
Dividends from Net Investment Income	(.616)	(.577)	(.478)	(.386)	(.327)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.616)	(.577)	(.478)	(.386)	(.327)
Net Asset Value, End of Period	$26.58	$22.29	$21.35	$18.95	$14.65

Total Return	22.27%	7.20%	15.40%	32.36%	–20.85%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,625	$1,880	$1,075	$773	$480
Ratio of Total Expenses to
Average Net Assets	0.11%	0.11%	0.11%	0.15%	0.15%
Ratio of Net Investment Income to
Average Net Assets	2.58%	2.72%	2.50%	2.48%	1.88%
Portfolio Turnover Rate[1]	20%	21%	18%	44%[2]	26%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

2 Includes activity related to a change in the fund’s target index.

Value Index Fund

Institutional Shares
			Year Ended December 31,
For a Share Outstanding Throughout Each Period	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$22.29	$21.35	$18.95	$14.65	$18.90
Investment Operations
Net Investment Income	.618	.588	.485	.400	.322
Net Realized and Unrealized Gain (Loss)
on Investments	4.295	.936	2.399	4.294	(4.238)
Total from Investment Operations	4.913	1.524	2.884	4.694	(3.916)
Distributions
Dividends from Net Investment Income	(.623)	(.584)	(.484)	(.394)	(.334)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.6.23)	(.584)	(.484)	(.394)	(.334)
Net Asset Value, End of Period	$26.58	$22.29	$21.35	$18.95	$14.65

Total Return	22.31%	7.23%	15.43%	32.42%	–20.81%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,209	$1,224	$807	$534	$494
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.08%	0.10%	0.10%
Ratio of Net Investment Income to
Average Net Assets	2.61%	2.76%	2.53%	2.46%	1.91%
Portfolio Turnover Rate[1]	20%	21%	18%	44%[2]	26%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

2 Includes activity related to a change in the fund’s target index.

Value Index Fund

ETF Shares
			Jan. 26[1] to
	Year Ended December 31,		Dec. 31,
For a Share Outstanding Throughout Each Period	2006	2005	2004
Net Asset Value, Beginning of Period	$57.14	$54.74	$50.34
Investment Operations
Net Investment Income	1.565	1.489	1.184
Net Realized and Unrealized Gain (Loss)
on Investments	11.016	2.392	4.437
Total from Investment Operations	12.581	3.881	5.621
Distributions
Dividends from Net Investment Income	(1.581)	(1.481)	(1.221)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(1.581)	(1.481)	(1.221)
Net Asset Value, End of Period	$68.14	$57.14	$54.74

Total Return	22.28%	7.19%	11.37%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,646	$600	$406
Ratio of Total Expenses to Average Net Assets	0.11%	0.11%	0.15%*
Ratio of Net Investment Income to Average Net Assets	2.58%	2.72%	2.46%*
Portfolio Turnover Rate[2]	20%	21%	18%

1 Inception.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Value Index Fund

Notes to Financial Statements

Vanguard Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, Admiral Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and servicing criteria and invest a minimum of $5 million. ETF Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

5. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution

Value Index Fund

expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2006, the fund had contributed capital of $1,020,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 1.02% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2006, the fund realized $460,994,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2006, the fund had $1,622,000 of ordinary income available for distribution. The fund had available realized losses of $757,542,000 to offset future net capital gains of $125,066,000 through December 31, 2010, $503,996,000 through December 31, 2011, $40,920,000 through December 31, 2014, and $87,560,000 through December 31, 2015.

At December 31, 2006, the cost of investment securities for tax purposes was $8,643,828,000. Net unrealized appreciation of investment securities for tax purposes was $2,289,189,000, consisting of unrealized gains of $2,372,722,000 on securities that had risen in value since their purchase and $83,533,000 in unrealized losses on securities that had fallen in value since their purchase.

D. During the year ended December 31, 2006, the fund purchased $5,125,810,000 of investment securities and sold $2,852,098,000 of investment securities, other than temporary cash investments.

E. The market value of securities on loan to broker-dealers at December 31, 2006, was $10,281,000, for which the fund received cash collateral of $10,666,000.

Value Index Fund

F. Capital share transactions for each class of shares were:

			Year Ended December 31,
		2006		2005
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	1,129,396	46,421	845,767	39,225
Issued in Lieu of Cash Distributions	86,280	3,512	81,625	3,752
Redeemed	(847,596)	(35,218)	(1,297,304)	(59,768)
Net Increase (Decrease)—Investor Shares	368,080	14,715	(369,912)	(16,791)
Admiral Shares
Issued	835,495	34,242	1,085,629	49,932
Issued in Lieu of Cash Distributions	48,464	1,973	34,795	1,589
Redeemed	(527,674)	(21,810)	(378,736)	(17,507)
Net Increase (Decrease)—Admiral Shares	356,285	14,405	741,688	34,014
Institutional Shares
Issued	834,468	33,733	573,464	26,460
Issued in Lieu of Cash Distributions	31,444	1,273	20,129	921
Redeemed	(164,198)	(6,802)	(224,265)	(10,294)
Net Increase (Decrease)—Institutional Shares	701,714	28,204	369,328	17,087
ETF Shares
Issued	2,040,089	32,352	208,091	3,779
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,187,025)	(18,700)	(38,438)	(700)
Net Increase (Decrease)—ETF Shares	853,064	13,652	169,653	3,079

G. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements. FIN 48 will be effective for the fund’s fiscal year ending December 31, 2007. Management is in the process of analyzing the fund’s tax positions for purposes of implementing FIN 48; based on the analysis completed to date, management does not believe the adoption of FIN 48 will result in any material impact to the fund’s financial statements.

Large-Cap Index Fund

Fund Profile

As of December 31, 2006

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	748	747	4,964
Median Market Cap	$47.0B	$47.0B	$30.7B
Price/Earnings Ratio	17.4x	17.4x	18.0x
Price/Book Ratio	2.9x	2.9x	2.8x
Yield		1.8%	1.7%
Investor Shares	1.5%
Admiral Shares	1.6%
Institutional Shares	1.7%
ETF Shares	1.7%
Return on Equity	18.8%	18.8%	17.8%
Earnings Growth Rate	18.8%	18.8%	18.5%
Foreign Holdings	0.1%	0.0%	1.1%
Turnover Rate	9%	—	—
Expense Ratio		—	—
Investor Shares	0.20%
Admiral Shares	0.12%
Institutional Shares	0.08%
ETF Shares	0.07%
Short-Term Reserves	0%	—	—

Sector Diversification (% of portfolio)
		Target	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	11%	11%	12%
Consumer Staples	9	9	9
Energy	10	10	9
Financials	22	22	23
Health Care	12	12	12
Industrials	10	10	11
Information Technology	15	15	15
Materials	3	3	3
Telecommunication Services	4	4	3
Utilities	4	4	3

Ten Largest Holdings[3] (% of total net assets)

ExxonMobil Corp.	integrated oil and gas	3.3%
General Electric Co.	industrial conglomerates	2.8
Citigroup, Inc.	diversified financial services	2.0
Microsoft Corp.	systems software	1.9
Bank of America Corp.	diversified financial services	1.7
The Procter & Gamble Co.	household products	1.5
Johnson & Johnson	pharmaceuticals	1.4
Pfizer Inc.	pharmaceuticals	1.4
Altria Group, Inc.	tobacco	1.3
JPMorgan Chase & Co.	diversified financial services	1.2
Top Ten		18.5%

Investment Focus

1 MSCI US Prime Market 750 Index.

2 Dow Jones Wilshire 5000 Index.

3 “Ten Largest Holdings” excludes any temporary cash investments and equity index products.

See page 80 for a glossary of investment terms.

Large-Cap Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: January 30, 2004–December 31, 2006

Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended December 31, 2006		Final Value
		Since	of a $10,000
	One Year	Inception[1]	Investment
Large-Cap Index Fund Investor Shares[2]	15.49%	10.48%	$13,374
Dow Jones Wilshire 5000 Index	15.87	11.04	13,573
MSCI US Prime Market 750 Index	15.68	10.66	13,438
Average Large-Cap Core Fund[3]	13.53	8.34	12,633

			Final Value
		Since	of a $100,000
	One Year	Inception[1]	Investment
Large-Cap Index Fund Admiral Shares	15.58%	10.47%	$133,620
Dow Jones Wilshire 5000 Index	15.87	10.96	135,340
MSCI US Prime Market 750 Index	15.68	10.56	133,924

1 Inception dates are: for Investor Shares, January 30, 2004; for Admiral Shares, February 2, 2004.

2 Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.

3 Derived from data provided by Lipper Inc.

Large-Cap Index Fund

			Final Value of
		Since	a $5,000,000
	One Year	Inception[1]	Investment
Large-Cap Index Fund Institutional Shares	15.61%	14.67%	$6,143,300
Dow Jones Wilshire 5000 Index	15.87	14.86	6,158,724
MSCI US Prime Market 750 Index	15.68	14.73	6,148,159

			Final Value of
		Since	a $10,000
	One Year	Inception[1]	Investment
Large-Cap Index Fund ETF Shares Net Asset Value	15.61%	10.14%	$13,268
Dow Jones Wilshire 5000 Index	15.87	10.51	13,398
MSCI US Prime Market 750 Index	15.68	10.21	13,289

Cumulative Returns of ETF Shares: January 27, 2004–December 31, 2006
		Cumulative
	One Year	Since Inception
Large-Cap Index Fund ETF Shares Market Price	15.53%	32.67%
Large-Cap Index Fund ETF Shares Net Asset Value	15.61	32.68
MSCI US Prime Market 750 Index	15.68	32.89

Fiscal-Year Total Returns (%): January 30, 2004–December 31, 2006

1 Inception dates are: for Institutional Shares, June 30, 2005; for ETF Shares, January 27, 2004.

Note: See Financial Highlights tables on pages 52 through 55 for dividend and capital gains information.

Large-Cap Index Fund

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Large-Cap Index Fund—is included as an insert to this report.

Statement of Operations

Year Ended
December 31, 2006
($000)
Investment Income
Income
Dividends	14,018
Interest[1]	196
Security Lending	27
Total Income	14,241
Expenses
The Vanguard Group—Note B
Investment Advisory Services	44
Management and Administrative—Investor Shares	192
Management and Administrative—Admiral Shares	73
Management and Administrative—Institutional Shares	11
Management and Administrative—ETF Shares	50
Marketing and Distribution—Investor Shares	34
Marketing and Distribution—Admiral Shares	21
Marketing and Distribution—Institutional Shares	20
Marketing and Distribution—ETF Shares	81
Custodian Fees	169
Auditing Fees	30
Shareholders’ Reports—Investor Shares	9
Shareholders’ Reports—Admiral Shares	—
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	6
Trustees’ Fees and Expenses	1
Total Expenses	741
Net Investment Income	13,500
Realized Net Gain (Loss)
Investment Securities Sold	69,237
Futures Contracts	386
Realized Net Gain (Loss)	69,623
Change in Unrealized Appreciation (Depreciation)
Investment Securities	36,248
Futures Contracts	33
Change in Unrealized Appreciation (Depreciation)	36,281
Net Increase (Decrease) in Net Assets Resulting from Operations	119,404

1 Interest income from an affiliated company of the fund was $184,000.

Large-Cap Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2006	2005
	($000)	($000)
Increase (Decrease) In Net Assets
Operations
Net Investment Income	13,500	5,011
Realized Net Gain (Loss)	69,623	6,528
Change in Unrealized Appreciation (Depreciation)	36,281	10,132
Net Increase (Decrease) in Net Assets Resulting from Operations	119,404	21,671
Distributions
Net Investment Income
Investor Shares	(2,666)	(1,158)
Admiral Shares	(2,250)	(903)
Institutional Shares	(1,317)	(690)
ETF Shares	(7,454)	(2,238)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(13,687)	(4,989)
Capital Share Transactions—Note F
Investor Shares	96,479	45,501
Admiral Shares	76,475	41,233
Institutional Shares	(13,460)	81,404
ETF Shares	348,745	122,557
Net Increase (Decrease) from Capital Share Transactions	508,239	290,695
Total Increase (Decrease)	613,956	307,377
Net Assets
Beginning of Period	426,206	118,829
End of Period[1]	1,040,162	426,206

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($210,000) and ($23,000).

Large-Cap Index Fund

Financial Highlights

Investor Shares
			Jan. 30[1] to
	Year Ended December 31,		Dec. 31,
For a Share Outstanding Throughout Each Period	2006	2005	2004
Net Asset Value, Beginning of Period	$22.38	$21.41	$20.00
Investment Operations
Net Investment Income	.393	.328	.39[2]
Net Realized and Unrealized Gain (Loss) on Investments	3.044	.970	1.41
Total from Investment Operations	3.437	1.298	1.80
Distributions
Dividends from Net Investment Income	(.397)	(.328)	(.39)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.397)	(.328)	(.39)
Net Asset Value, End of Period	$25.42	$22.38	$21.41

Total Return[3]	15.49%	6.12%	9.13%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$211	$94	$44
Ratio of Total Expenses to Average Net Assets	0.20%	0.20%	0.20%*
Ratio of Net Investment Income to Average Net Assets	1.74%	1.72%	1.92%2,*
Portfolio Turnover Rate[4]	9%	9%	5%

1 Inception.

2 Net investment income per share and the ratio of net investment income to average net assets include $.05 and 0.30%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

3 Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000.

4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

* Annualized.

Large-Cap Index Fund

Admiral Shares
			Feb. 2[1] to
	Year Ended December 31,		Dec. 31,
For a Share Outstanding Throughout Each Period	2006	2005	2004
Net Asset Value, Beginning of Period	$27.98	$26.77	$25.08
Investment Operations
Net Investment Income	.514	.431	.501[2]
Net Realized and Unrealized Gain (Loss) on Investments	3.806	1.209	1.692
Total from Investment Operations	4.320	1.640	2.193
Distributions
Dividends from Net Investment Income	(.520)	(.430)	(.503)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.520)	(.430)	(.503)
Net Asset Value, End of Period	$31.78	$27.98	$26.77

Total Return	15.58%	6.19%	8.87%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$164	$71	$27
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.12%*
Ratio of Net Investment Income to Average Net Assets	1.82%	1.80%	2.00%2,*
Portfolio Turnover Rate[3]	9%	9%	5%

1 Inception.

2 Net investment income per share and the ratio of net investment income to average net assets include $.063 and 0.30%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

* Annualized.

Large-Cap Index Fund

Institutional Shares
	Year
	Ended	June 30[1] to
	Dec. 31,	Dec. 31,
For a Share Outstanding Throughout Each Period	2006	2005
Net Asset Value, Beginning of Period	$115.14	$109.32
Investment Operations
Net Investment Income	2.151	.989
Net Realized and Unrealized Gain (Loss) on Investments	15.660	5.863
Total from Investment Operations	17.811	6.852
Distributions
Dividends from Net Investment Income	(2.171)	(1.032)
Distributions from Realized Capital Gains	—	—
Total Distributions	(2.171)	(1.032)
Net Asset Value, End of Period	$130.78	$115.14

Total Return	15.61%	6.28%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$79	$83
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%*
Ratio of Net Investment Income to Average Net Assets	1.86%	1.83%*
Portfolio Turnover Rate[2]	9%	9%

1 Inception.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*	Annualized.

Large-Cap Index Fund

ETF Shares
			Jan. 27[1] to
	Year Ended December 31,		Dec. 31,
For a Share Outstanding Throughout Each Period	2006	2005	2004
Net Asset Value, Beginning of Period	$55.40	$52.99	$50.01
Investment Operations
Net Investment Income	1.044	.873	.958[2]
Net Realized and Unrealized Gain (Loss) on Investments	7.529	2.410	2.983
Total from Investment Operations	8.573	3.283	3.941
Distributions
Dividends from Net Investment Income	(1.053)	(.873)	(.961)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(1.053)	(.873)	(.961)
Net Asset Value, End of Period	$62.92	$55.40	$52.99

Total Return	15.61%	6.26%	8.00%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$587	$178	$48
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.12%*
Ratio of Net Investment Income to Average Net Assets	1.87%	1.84%	2.00%2,*
Portfolio Turnover Rate[3]	9%	9%	5%

1 Inception.

2 Net investment income per share and the ratio of net investment income to average net assets include $.125 and 0.30%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Large-Cap Index Fund

Notes to Financial Statements

Vanguard Large-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, Admiral Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and servicing criteria and invest a minimum of $5 million. ETF Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

Large-Cap Index Fund

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2006, the fund had contributed capital of $96,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.10% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2006, the fund realized $70,941,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2006, the fund had $147,000 of ordinary income available for distribution. The fund had available realized losses of $1,328,000 to offset future net capital gains of $11,000 through December 31, 2013, $463,000 through December 31, 2014, and $854,000 through December 31, 2015.

At December 31, 2006, the cost of investment securities for tax purposes was $987,965,000. Net unrealized appreciation of investment securities for tax purposes was $52,966,000, consisting of unrealized gains of $71,630,000 on securities that had risen in value since their purchase and $18,664,000 in unrealized losses on securities that had fallen in value since their purchase.

Large-Cap Index Fund

At December 31, 2006, the aggregate settlement value of open futures contracts expiring in March 2007 and the related unrealized appreciation (depreciation) were:

($000)
	Number	Aggregate	Unrealized
	of Long	Settlement	Appreciation
Futures Contracts	Contracts	Value	(Depreciation)
S&P 500 Index	13	4,642	33

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. During the year ended December 31, 2006, the fund purchased $899,994,000 of investment securities and sold $396,913,000 of investment securities, other than temporary cash investments.

E. The market value of securities on loan to broker-dealers at December 31, 2006, was $562,000, for which the fund received cash collateral of $599,000.

F. Capital share transactions for each class of shares were:

			Year Ended December 31,
		2006		2005
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	155,826	6,600	85,929	3,998
Issued in Lieu of Cash Distributions	2,381	99	1,053	48
Redeemed	(61,728)	(2,616)	(41,481)	(1,917)
Net Increase (Decrease)—Investor Shares	96,479	4,083	45,501	2,129
Admiral Shares
Issued	93,916	3,200	58,468	2,172
Issued in Lieu of Cash Distributions	1,952	65	765	28
Redeemed	(19,393)	(658)	(18,000)	(657)
Net Increase (Decrease)—Admiral Shares	76,475	2,607	41,233	1,543
Institutional Shares
Issued	255,490	2,024	81,014	721
Issued in Lieu of Cash Distributions	1,317	11	690	6
Redeemed	(270,267)	(2,154)	(300)	(3)
Net Increase (Decrease)—Institutional Shares	(13,460)	(119)	81,404	724
ETF Shares
Issued	679,485	11,420	160,245	3,006
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(330,740)	(5,300)	(37,688)	(700)
Net Increase (Decrease)—ETF Shares	348,745	6,120	122,557	2,306

Large-Cap Index Fund

G. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements. FIN 48 will be effective for the fund’s fiscal year ending December 31, 2007. Management is in the process of analyzing the fund’s tax positions for purposes of implementing FIN 48; based on the analysis completed to date, management does not believe the adoption of FIN 48 will result in any material impact to the fund’s financial statements.

Total Stock Market Index Fund

Fund Profile

As of December 31, 2006

Portfolio Characteristics
		Target
	Fund	Index[1]
Number of Stocks	3,735	3,968
Median Market Cap	$31.2B	$31.2B
Price/Earnings Ratio	17.9x	18.0x
Price/Book Ratio	2.8x	2.8x
Yield		1.7%
Investor Shares	1.5%
Admiral Shares	1.6%
Signal Shares	1.6%[2]
Institutional Shares	1.6%
ETF Shares	1.6%
Return on Equity	17.9%	17.9%
Earnings Growth Rate	18.5%	18.5%
Foreign Holdings	0.1%	0.0%
Turnover Rate	4%	—
Expense Ratio		—
Investor Shares	0.19%
Admiral Shares	0.09%
Signal Shares	0.09%[2]
Institutional Shares	0.06%
ETF Shares	0.07%
Short-Term Reserves	0%	—

Sector Diversification (% of portfolio)
		Target
	Fund	Index[1]
Consumer Discretionary	12%	12%
Consumer Staples	8	8
Energy	9	9
Financials	23	23
Health Care	12	12
Industrials	11	11
Information Technology	15	15
Materials	3	3
Telecommunication Services	3	3
Utilities	4	4

Volatility Measures[3]
Fund Versus
Spliced Index[4]
R-Squared	1.00
Beta	1.00

Ten Largest Holdings[5] (% of total net assets)

ExxonMobil Corp.	integrated oil and gas	2.8%
General Electric Co.	industrial conglomerates	2.4
Citigroup, Inc.	diversified financial services	1.7
Microsoft Corp.	systems software	1.7
Bank of America Corp.	diversified financial services	1.5
The Procter & Gamble Co.	household products	1.3
Johnson & Johnson	pharmaceuticals	1.2
Pfizer Inc.	pharmaceuticals	1.2
Altria Group, Inc.	tobacco	1.1
JPMorgan Chase & Co.	diversified financial services	1.0
Top Ten		15.9%

Investment Focus

1 MSCI US Broad Market Index.

2 Annualized.

3 For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 80.

4 Dow Jones Wilshire 5000 Index through April 22, 2005; MSCI US Broad Market Index thereafter.

5 “Ten Largest Holdings” excludes any temporary cash investments and equity index products.

Total Stock Market Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 1996–December 31, 2006

Initial Investment of $10,000

	Average Annual Total Returns			Final Value
	Periods Ended December 31, 2006			of a $10,000
	One Year	Five Years	Ten Years	Investment
Total Stock Market Index Fund Investor Shares[1]	15.51%	7.42%	8.57%	$22,763
Spliced Total Stock Market Index[2]	15.72	7.57	8.63	22,877
Average Multi-Cap Core Fund[3]	13.31	6.39	7.94	21,468

				Final Value
			Since	of a $100,000
	One Year	Five Years	Inception[4]	Investment
Total Stock Market Index Fund Admiral Shares	15.63%	7.49%	3.65%	$124,608
Spliced Total Stock Market Index[2]	15.72	7.57	3.69	124,900

		Final Value of
	Since	a $10,000,000
	Inception[4]	Investment
Total Stock Market Index Fund Signal Shares	8.95%	$10,895,106
MSCI US Broad Market Index	8.98	10,898,497

1 Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000.

2 Dow Jones Wilshire 5000 Index through April 22, 2005; MSCI US Broad Market Index thereafter.

3 Derived from data provided by Lipper Inc.

4 Inception dates are: for Admiral Shares, November 13, 2000; for Signal Shares, September 1, 2006.

Total Stock Market Index Fund

				Final Value of
			Since	a $5,000,000
	One Year	Five Years	Inception[1]	Investment
Total Stock Market Index Fund Institutional Shares	15.69%	7.54%	7.04%	$9,532,282
Spliced Total Stock Market Index[2]	15.72	7.57	6.97	9,477,625

				Final Value of
			Since	a $10,000
	One Year	Five Years	Inception[1]	Investment
Total Stock Market Index Fund
ETF Shares Net Asset Value	15.66%	7.50%	4.71%	$12,945
Spliced Total Stock Market Index[2]	15.72	7.57	4.77	12,984

Cumulative Returns of ETF Shares: May 24, 2001–December 31, 2006
			Cumulative
	One Year	Five Years	Since Inception
Total Stock Market Index Fund
ETF Shares Market Price	15.70%	43.81%	29.50%
Total Stock Market Index Fund
ETF Shares Net Asset Value	15.66	43.55	29.45
Spliced Total Stock Market Index[2]	15.72	44.03	29.84

Fiscal-Year Total Returns (%): December 31, 1996–December 31, 2006

1 Inception dates are: for Institutional Shares, July 7, 1997; for ETF Shares, May 24, 2001.

2 Dow Jones Wilshire 5000 Index through April 22, 2005; MSCI US Broad Market Index thereafter.

Note: See Financial Highlights tables on pages 65 through 69 for dividend and capital gains information.

Total Stock Market Index Fund

The Statement of Net Assets–Investments Summary—an integral part of the Financial Statements for Vanguard Total Stock Market Index Fund—is included as an insert to this report.

Statement of Operations
Year Ended
December 31, 2006
($000)
Investment Income
Income
Dividends	1,329,554
Interest[1]	25,303
Security Lending	22,111
Total Income	1,376,968
Expenses
The Vanguard Group—Note B
Investment Advisory Services	783
Management and Administrative—Investor Shares	53,912
Management and Administrative—Admiral Shares	15,686
Management and Administrative—Signal Shares	50
Management and Administrative—Institutional Shares	2,962
Management and Administrative—ETF Shares	2,246
Marketing and Distribution—Investor Shares	8,401
Marketing and Distribution—Admiral Shares	3,723
Marketing and Distribution—Signal Shares	4
Marketing and Distribution—Institutional Shares	2,955
Marketing and Distribution—ETF Shares	1,579
Custodian Fees	312
Auditing Fees	32
Shareholders’ Reports—Investor Shares	938
Shareholders’ Reports—Admiral Shares	50
Shareholders’ Reports—Signal Shares	3
Shareholders’ Reports—Institutional Shares	6
Shareholders’ Reports—ETF Shares	139
Trustees’ Fees and Expenses	67
Total Expenses	93,848
Net Investment Income	1,283,120
Realized Net Gain (Loss)
Investment Securities Sold	892,033
Futures Contracts	29,948
Realized Net Gain (Loss)	921,981
Change in Unrealized Appreciation (Depreciation)
Investment Securities	8,810,457
Futures Contracts	7,780
Change in Unrealized Appreciation (Depreciation)	8,818,237
Net Increase (Decrease) in Net Assets Resulting from Operations	11,023,338

1 Interest income from an affiliated company of the fund was $23,795,000.

Total Stock Market Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2006	2005
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,283,120	1,021,105
Realized Net Gain (Loss)	921,981	884,002
Change in Unrealized Appreciation (Depreciation)	8,818,237	1,914,235
Net Increase (Decrease) in Net Assets Resulting from Operations	11,023,338	3,819,342
Distributions
Net Investment Income
Investor Shares	(572,472)	(492,891)
Admiral Shares	(415,805)	(279,702)
Signal Shares	(2,468)	—
Institutional Shares	(193,310)	(182,775)
ETF Shares	(108,438)	(85,117)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(1,292,493)	(1,040,485)
Capital Share Transactions—Note F
Investor Shares	4,821,192	(3,262,694)
Admiral Shares	3,467,146	8,753,801
Signal Shares	369,757	—
Institutional Shares	1,171,149	(996,643)
ETF Shares	497,536	1,132,118
Net Increase (Decrease) from Capital Share Transactions	10,326,780	5,626,582
Total Increase (Decrease)	20,057,625	8,405,439
Net Assets
Beginning of Period	65,419,573	57,014,134
End of Period[1]	85,477,198	65,419,573

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($63,072,000) and ($53,699,000).

Total Stock Market Index Fund

Financial Highlights

Investor Shares
			Year Ended December 31,
For a Share Outstanding Throughout Each Period	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$30.00	$28.77	$25.99	$20.07	$25.74
Investment Operations
Net Investment Income	.523	.466	.445[1]	.325	.295
Net Realized and Unrealized
Gain (Loss) on Investments	4.091	1.237	2.780	5.922	(5.672)
Total from Investment Operations	4.614	1.703	3.225	6.247	(5.377)
Distributions
Dividends from Net Investment Income	(.524)	(.473)	(.445)	(.327)	(.293)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.524)	(.473)	(.445)	(.327)	(.293)
Net Asset Value, End of Period	$34.09	$30.00	$28.77	$25.99	$20.07

Total Return[2]	15.51%	5.98%	12.52%	31.35%	–20.96%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$39,095	$29,785	$31,718	$24,059	$14,254
Ratio of Total Expenses to
Average Net Assets	0.19%	0.19%	0.19%	0.20%	0.20%
Ratio of Net Investment Income to
Average Net Assets	1.66%	1.62%	1.70%[1]	1.49%	1.32%
Portfolio Turnover Rate[3]	4%	12%[4]	4%	2%	2%

1 Net investment income per share and the ratio of net investment income to average net assets include $.063 and 0.25%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

2 Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

4 Includes activity related to a change in the fund’s target index.

Total Stock Market Index Fund

Admiral Shares
			Year Ended December 31,
For a Share Outstanding Throughout Each Period	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$30.00	$28.77	$25.99	$20.07	$25.75
Investment Operations
Net Investment Income	.555	.495	.468[1]	.336	.296
Net Realized and Unrealized Gain (Loss)
on Investments	4.091	1.237	2.780	5.922	(5.672)
Total from Investment Operations	4.646	1.732	3.248	6.258	(5.376)
Distributions
Dividends from Net Investment Income	(.556)	(.502)	(.468)	(.338)	(.304)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.556)	(.502)	(.468)	(.338)	(.304)
Net Asset Value, End of Period	$34.09	$30.00	$28.77	$25.99	$20.07

Total Return	15.63%	6.09%	12.61%	31.42%	–20.95%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$26,853	$20,347	$10,856	$7,969	$4,069
Ratio of Total Expenses to
Average Net Assets	0.09%	0.09%	0.10%	0.15%	0.15%
Ratio of Net Investment Income to
Average Net Assets	1.76%	1.72%	1.79%[1]	1.54%	1.39%
Portfolio Turnover Rate[2]	4%	12%[3]	4%	2%	2%

1 Net investment income per share and the ratio of net investment income to average net assets include $.063 and 0.25%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

3 Includes activity related to a change in the fund’s target index.

Total Stock Market Index Fund

Signal Shares
Sept. 1[1] to,
Dec. 31,
For a Share Outstanding Throughout the Period	2006
Net Asset Value, Beginning of Period	$30.47
Investment Operations
Net Investment Income	.181
Net Realized and Unrealized
Gain (Loss) on Investments	2.536
Total from Investment Operations	2.717
Distributions
Dividends from Net Investment Income	(.277)
Distributions from Realized Capital Gains	—
Total Distributions	(.277)
Net Asset Value, End of Period	$32.91

Total Return	8.95%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$381
Ratio of Total Expenses to Average Net Assets	0.09%*
Ratio of Net Investment Income to Average Net Assets	1.76%*
Portfolio Turnover Rate[2]	4%

1 Inception.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*	Annualized.

Total Stock Market Index Fund

Institutional Shares
			Year Ended December 31,
For a Share Outstanding Throughout Each Period	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$30.00	$28.77	$26.00	$20.07	$25.75
Investment Operations
Net Investment Income	.573	.504	.465[1]	.360	.311
Net Realized and Unrealized Gain (Loss)
on Investments	4.091	1.237	2.780	5.922	(5.672)
Total from Investment Operations	4.664	1.741	3.245	6.282	(5.361)
Distributions
Dividends from Net Investment Income	(.564)	(.511)	(.475)	(.352)	(.319)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.564)	(.511)	(.475)	(.352)	(.319)
Net Asset Value, End of Period	$34.10	$30.00	$28.77	$26.00	$20.07

Total Return	15.69%	6.12%	12.60%	31.55%	–20.90%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,262	$9,676	$10,181	$8,000	$4,466
Ratio of Total Expenses to
Average Net Assets	0.06%	0.06%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.79%	1.75%	1.82%[1]	1.62%	1.45%
Portfolio Turnover Rate[2]	4%	12%[3]	4%	2%	2%

1 Net investment income per share and the ratio of net investment income to average net assets include $.063 and 0.25%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

3 Includes activity related to a change in the fund’s target index.

Total Stock Market Index Fund

ETF Shares
			Year Ended December 31,
For a Share Outstanding Throughout Each Period	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$123.25	$118.21	$106.81	$82.47	$105.80
Investment Operations
Net Investment Income	2.303	2.053	1.893[1]	1.381	1.259
Net Realized and Unrealized Gain (Loss)
on Investments	16.829	5.070	11.409	24.341	(23.337)
Total from Investment Operations	19.132	7.123	13.302	25.722	(22.078)
Distributions
Dividends from Net Investment Income	(2.302)	(2.083)	(1.902)	(1.382)	(1.252)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.302)	(2.083)	(1.902)	(1.382)	(1.252)
Net Asset Value, End of Period	$140.08	$123.25	$118.21	$106.81	$82.47

Total Return	15.66%	6.10%	12.57%	31.43%	–20.94%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,885	$5,612	$4,259	$2,517	$1,290
Ratio of Total Expenses to
Average Net Assets	0.07%	0.07%	0.13%	0.15%	0.15%
Ratio of Net Investment Income to
Average Net Assets	1.78%	1.74%	1.79%[1]	1.54%	1.38%
Portfolio Turnover Rate[2]	4%	12%[3]	4%	2%	2%

1 Net investment income per share and the ratio of net investment income to average net assets include $.259 and 0.25%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

3 Includes activity related to a change in the fund’s target index.

See accompanying Notes, which are an integral part of the Financial Statements.

Total Stock Market Index Fund

Notes to Financial Statements

Vanguard Total Stock Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria. Signal Shares are designed for institutional investors who meet certain administrative, servicing, and account-size criteria. Signal Shares were first issued on September 1, 2006. Institutional Shares are designed for investors who meet certain administrative and servicing criteria and invest a minimum of $5 million. ETF Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

Total Stock Market Index Fund

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2006, the fund had contributed capital of $8,209,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 8.21% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2006, the fund realized $1,066,131,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2006, the fund had $12,556,000 of ordinary income available for distribution. The fund had available realized losses of $1,908,675,000 to offset future net capital gains of $60,790,000 through December 31, 2009, $439,204,000 through December 31, 2010, $411,583,000 through December 31, 2011, $762,181,000 through December 31, 2013, and $234,917,000 through December 31, 2015.

Total Stock Market Index Fund

At December 31, 2006, the cost of investment securities for tax purposes was $66,818,113,000. Net unrealized appreciation of investment securities for tax purposes was $19,429,750,000, consisting of unrealized gains of $22,027,826,000 on securities that had risen in value since their purchase and $2,598,076,000 in unrealized losses on securities that had fallen in value since their purchase.

At December 31, 2006, the aggregate settlement value of open futures contracts expiring in March 2007 and the unrealized appreciation (depreciation) were:

			($000)
	Number	Aggregate	Unrealized
	of Long	Settlement	Appreciation
Futures Contracts	Contracts	Value	(Depreciation)
S&P 500 Index	1,000	357,100	1,754
E-mini S&P 500 Index	871	62,207	51
S&P MidCap 400 Index	79	32,046	(524)
Russell 2000 Index	24	9,539	(50)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. During the year ended December 31, 2006, the fund purchased $15,093,392,000 of investment securities and sold $4,668,797,000 of investment securities, other than temporary cash investments.

E. The market value of securities on loan to broker-dealers at December 31, 2006, was $595,504,000, for which the fund received cash collateral of $641,250,000.

Total Stock Market Index Fund

F. Capital share transactions for each class of shares were:

	Year Ended December 31,
		2006		2005
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	9,913,509	314,269	7,781,034	271,046
Issued in Lieu of Cash Distributions	558,647	17,492	475,620	16,376
Redeemed	(5,650,964)	(177,927)	(11,519,348)	(397,028)
Net Increase (Decrease)—Investor Shares	4,821,192	153,834	(3,262,694)	(109,606)
Admiral Shares
Issued	6,057,169	191,210	10,856,280	373,688
Issued in Lieu of Cash Distributions	367,282	11,502	243,918	8,320
Redeemed	(2,957,305)	(93,352)	(2,346,397)	(81,096)
Net Increase (Decrease)—Admiral Shares	3,467,146	109,360	8,753,801	300,912
Signal Shares
Issued	376,857	11,812	—	—
Issued in Lieu of Cash Distributions	2,468	77	—	—
Redeemed	(9,568)	(302)	—	—
Net Increase (Decrease)—Signal Shares	369,757	11,587	—	—
Institutional Shares
Issued	2,842,672	89,979	3,143,480	108,962
Issued in Lieu of Cash Distributions	158,666	4,968	158,269	5,452
Redeemed	(1,830,189)	(57,854)	(4,298,392)	(145,714)
Net Increase (Decrease)—Institutional Shares	1,171,149	37,093	(996,643)	(31,300)
ETF Shares
Issued	2,058,789	15,769	1,168,417	9,801
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,561,253)	(12,150)	(36,299)	(300)
Net Increase (Decrease)—ETF Shares	497,536	3,619	1,132,118	9,501

G. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements. FIN 48 will be effective for the fund’s fiscal year ending December 31, 2007. Management is in the process of analyzing the fund’s tax positions for purposes of implementing FIN 48; based on the analysis completed to date, management does not believe the adoption of FIN 48 will result in any material impact to the fund’s financial statements.

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard Index Funds and Shareholders of Vanguard Growth Index Fund, Vanguard Value Index Fund, Vanguard Total Stock Market Index Fund and Vanguard Large-Cap Index Fund:

In our opinion, the accompanying statements of net assets appearing herein and the statement of net assets and the statement of net assets–investments summary appearing in the inserts to this annual report and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Growth Index Fund, Vanguard Value Index Fund, Vanguard Total Stock Market Index Fund, and Vanguard Large-Cap Index Fund (separate funds of Vanguard Index Funds, hereafter referred to as the “Funds”) at December 31, 2006, the results of each of their operations for the year then ended, and the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the custodian and broker and by agreement to the underlying ownership records for Vanguard Market Liquidity Fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers

LLP Philadelphia, Pennsylvania

February 9, 2007

Special 2006 tax information (unaudited) for U.S. Stock Index Funds

(Large-Capitalization Portfolios)

This information for the fiscal year ended December 31, 2006, is included pursuant to provisions of the Internal Revenue Code.

The funds distributed the following amounts of qualified dividend income to shareholders during the fiscal year:

Dividends Paid
Index Fund	($000)
Growth	103,189
Value	219,347
Large-Cap	13,687
Total Stock Market	1,292,493

For corporate shareholders, the percentage of investment income (dividend income plus short-term gains, if any) that qualifies for the dividends-received deduction is as follows:

Index Fund	Percentage
Growth	100.0%
Value	98.9
Large-Cap	97.3
Total Stock Market	95.8

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns:
Periods Ended December 31, 2006
	One	Five	Ten
	Year	Years	Years
Growth Index Fund Investor Shares[1]
Returns Before Taxes	9.01%	3.37%	7.15%
Returns After Taxes on Distributions	8.88	3.18	6.78
Returns After Taxes on Distributions and Sale of Fund Shares	6.03	2.82	6.12

Value Index Fund Investor Shares[1]
Returns Before Taxes	22.15%	9.54%	9.46%
Returns After Taxes on Distributions	21.71	9.06	8.12
Returns After Taxes on Distributions and Sale of Fund Shares	14.91	8.11	7.59

Large-Cap Index Fund Investor Shares[1]
Returns Before Taxes	15.49%	10.48%[2]	—
Returns After Taxes on Distributions	15.20	10.19[2]	—
Returns After Taxes on Distributions and Sale of Fund Shares	10.41	8.98[2]	—

Total Stock Market Index Fund Investor Shares[1]
Returns Before Taxes	15.51%	7.42%	8.57%
Returns After Taxes on Distributions	15.23	7.10	8.06
Returns After Taxes on Distributions and Sale of Fund Shares	10.42	6.31	7.30

1 Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.

2 Since inception, January 30, 2004.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The tables illustrate your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs or account maintenance fees. They do not include your fund’s low-balance fee, which is described in the prospectus. If this fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.

Six Months Ended December 31, 2006[1]
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Index Fund	6/30/2006	12/31/2006	Period[2]
Based on Actual Fund Return
Growth
Investor Shares	$1,000.00	$1,098.60	$1.11
Admiral Shares	1,000.00	1,099.21	0.53
Institutional Shares	1,000.00	1,099.36	0.37
ETF Shares	1,000.00	1,099.15	0.53
Value
Investor Shares	$1,000.00	$1,149.64	$1.08
Admiral Shares	1,000.00	1,150.22	0.54
Institutional Shares	1,000.00	1,150.40	0.38
ETF Shares	1,000.00	1,149.86	0.54
Large-Cap
Investor Shares	$1,000.00	$1,124.22	$1.02
Admiral Shares	1,000.00	1,124.62	0.59
Institutional Shares	1,000.00	1,124.81	0.37
ETF Shares	1,000.00	1,124.72	0.32
Total Stock Market
Investor Shares	$1,000.00	$1,118.56	$0.96
Admiral Shares	1,000.00	1,119.11	0.48
Institutional Shares	1,000.00	1,119.57	0.27
ETF Shares	1,000.00	1,119.29	0.32

1 This table does not include data for funds or share classes of funds with fewer than six months of history.

2 The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: 0.21% for the Growth Index Fund Investor Shares, 0.10% for Admiral Shares, 0.07% for Institutional Shares, and 0.10% for ETF Shares; 0.20% for the Value Index Fund Investor Shares, 0.10% for Admiral Shares, 0.07% for Institutional Shares, and 0.10% for ETF Shares; 0.19% for the Large-Cap Index Fund Investor Shares, 0.11% for Admiral Shares, 0.07% for Institutional Shares, and 0.06% for ETF Shares; 0.18% for the Total Stock Market Index Fund Investor Shares, 0.09% for Admiral Shares, 0.05% for Institutional Shares, and 0.06% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Six Months Ended December 31, 2006[1]
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Index Fund	6/30/2006	12/31/2006	Period[2]
Based on Hypothetical 5% Yearly Return
Growth
Investor Shares	$1,000.00	$1,024.15	$1.07
Admiral Shares	1,000.00	1,024.70	0.51
Institutional Shares	1,000.00	1,024.85	0.36
ETF Shares	1,000.00	1,024.70	0.51
Value
Investor Shares	$1,000.00	$1,024.20	$1.02
Admiral Shares	1,000.00	1,024.70	0.51
Institutional Shares	1,000.00	1,024.85	0.36
ETF Shares	1,000.00	1,024.70	0.51
Large-Cap
Investor Shares	$1,000.00	$1,024.25	$0.97
Admiral Shares	1,000.00	1,024.65	0.56
Institutional Shares	1,000.00	1,024.85	0.36
ETF Shares	1,000.00	1,024.70	0.31
Total Stock Market
Investor Shares	$1,000.00	$1,024.30	$0.92
Admiral Shares	1,000.00	1,024.75	0.46
Institutional Shares	1,000.00	1,024.95	0.26
ETF Shares	1,000.00	1,024.90	0.31

1 This table does not include data for funds or share classes of funds with fewer than six months of history.

2 The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: 0.21% for the Growth Index Fund Investor Shares, 0.10% for Admiral Shares, 0.07% for Institutional Shares, and 0.10% for ETF Shares; 0.20% for the Value Index Fund Investor Shares, 0.10% for Admiral Shares, 0.07% for Institutional Shares, and 0.10% for ETF Shares; 0.19% for the Large-Cap Index Fund Investor Shares, 0.11% for Admiral Shares, 0.07% for Institutional Shares, and 0.06% for ETF Shares; 0.18% for the Total Stock Market Index Fund Investor Shares, 0.09% for Admiral Shares, 0.05% for Institutional Shares, and 0.06% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund represented by stocks or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Yield. A snapshot of a fund’s income from interest and dividends. The yield, expressed as a percentage of the fund’s net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year. The index yield is based on the current annualized rate of income provided by securities in the index.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]
Born 1954	Principal Occupation(s) During the Past Five Years: Chairman of the Board, Chief
Trustee since May 1987;	Executive Officer, and Director/Trustee of The Vanguard Group, Inc., and of each
Chairman of the Board and	of the investment companies served by The Vanguard Group.
Chief Executive Officer
145 Vanguard Funds Overseen

Independent Trustees

Charles D. Ellis
Born 1937	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures
Trustee since January 2001	in education); Senior Advisor to Greenwich Associates (international business strategy
145 Vanguard Funds Overseen	consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business
at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Rajiv L. Gupta
Born 1945	Principal Occupation(s) During the Past Five Years: Chairman and Chief Executive Officer
Trustee since December 20012	of Rohm and Haas Co. (chemicals); Board Member of the American Chemistry Council;
145 Vanguard Funds Overseen	Director of Tyco International, Ltd. (diversified manufacturing and services) (since 2005);
Trustee of Drexel University and of the Chemical Heritage Foundation.

Amy Gutmann
Born 1949	Principal Occupation(s) During the Past Five Years: President of the University of
Trustee since June 2006	Pennsylvania since 2004; Professor in the School of Arts and Sciences, Annenberg School
145 Vanguard Funds Overseen	for Communication, and Graduate School of Education of the University of Pennsylvania
since 2004; Provost (2001–2004) and Laurance S. Rockefeller Professor of Politics and the
University Center for Human Values (1990–2004), Princeton University; Director of Carnegie
Corporation of New York and of Philadelphia 2016 (since 2005) and of Schuylkill River
Development Corporation and Greater Philadelphia Chamber of Commerce (since 2004).

JoAnn Heffernan Heisen
Born 1950	Principal Occupation(s) During the Past Five Years: Corporate Vice President and Chief
Trustee since July 1998	Global Diversity Officer (since January 2006), Vice President and Chief Information
145 Vanguard Funds Overseen	Officer (1997–2005), and Member of the Executive Committee of Johnson & Johnson
(pharmaceuticals/consumer products); Director of the University Medical Center at
Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952	Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance and
Trustee since December 2004	Banking, Harvard Business School (since 2000); Senior Associate Dean, Director of Faculty
145 Vanguard Funds Overseen	Recruiting, and Chair of Finance Faculty, Harvard Business School; Director and Chairman
of UNX, Inc. (equities trading firm) (since 2003); Director of registered investment companies advised by Merrill Lynch Investment Managers and affiliates (1985–2004),
Genbel Securities Limited (South African financial services firm) (1999–2003), Gensec
Bank (1999–2003), Sanlam, Ltd. (South African insurance company) (2001–2003), and
Stockback, Inc. (credit card firm) (2000–2002).

Alfred M. Rankin, Jr.
Born 1941	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive
Trustee since January 1993	Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/ lignite);
145 Vanguard Funds Overseen	Director of Goodrich Corporation (industrial products/aircraft systems and services).

J. Lawrence Wilson
Born 1936	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive
Trustee since April 1985	Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines),
145 Vanguard Funds Overseen	MeadWestvaco Corp. (packaging products), and AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers[1]

Heidi Stam
Born 1956	Principal Occupation(s) During the Past Five Years: Managing Director of the Vanguard
Secretary since July 2005	Group, Inc., since 2006; General Counsel of The Vanguard Group since 2005; Secretary of
145 Vanguard Funds Overseen	The Vanguard Group, and of each of the investment companies served by The Vanguard
Group, since 2005; Principal of The Vanguard Group (1997-2006).

Thomas J. Higgins
Born 1957	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.;
Treasurer since July 1998	Treasurer of each of the investment companies served by The Vanguard Group.
145 Vanguard Funds Overseen

Vanguard Senior Management Team

R. Gregory Barton	Kathleen C. Gubanich	Michael S. Miller
Mortimer J. Buckley	Paul A. Heller	Ralph K. Packard
James H. Gately	F. William McNabb, III	George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.

2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard™ > www.vanguard.com

Fund Information > 800-662-7447	Vanguard, Admiral, Vanguard ETF, Signal, Connect with
Vanguard, and the ship logo are trademarks of
Direct Investor Account Services > 800-662-2739	The Vanguard Group, Inc.

Institutional Investor Services > 800-523-1036
The funds or securities referred to herein are not
Text Telephone for the	sponsored, endorsed, or promoted by MSCI, and MSCI
Hearing Impaired > 800-952-3335	bears no liability with respect to any such funds or
securities. For any such funds or securities, the
prospectus or the Statement of Additional Information
contains a more detailed description of the limited
This material may be used in conjunction	relationship MSCI has with The Vanguard Group and
with the offering of shares of any Vanguard	any related funds.
fund only if preceded or accompanied by
the fund’s current prospectus.
All other marks are the exclusive property of their
respective owners.

All comparative mutual fund data are from Lipper Inc.
You can review and copy information about your fund	or Morningstar, Inc., unless otherwise noted.
at the SEC’s Public Reference Room in Washington, D.C.
To find out more about this public service, call the SEC
at 202-551-8090. Information about your fund is also	You can obtain a free copy of Vanguard’s proxy voting
available on the SEC’s website, and you can receive	guidelines by visiting our website, www.vanguard.com,
copies of this information, for a fee, by sending a	and searching for “proxy voting guidelines,” or by calling
request in either of two ways: via e-mail addressed to	Vanguard at 800-662-2739. They are also available from
publicinfo@sec.gov or via regular mail addressed to the	the SEC’s website, www.sec.gov. In addition, you may
Public Reference Section, Securities and Exchange	obtain a free report on how your fund voted the proxies for
Commission, Washington, DC 20549-0102.	securities it owned during the 12 months ended June 30.
To get the report, visit either www.vanguard.com
or www.sec.gov.

© 2007 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q850 022007

Vanguard® U.S. Stock Index Funds

Total Stock Market Index Fund

This Statement should be read in conjunction with the Statement of Operations, Statement of

Changes in Net Assets, Financial Highlights, Notes to Financial Statements, and Report of Independent Registered Public Accounting Firm, all of which appear in the accompanying report.

Statement of Net Assets–Investments Summary

As of December 31, 2006

This Statement summarizes the fund’s holdings by asset type (common stocks, bonds, etc.) and by industry sector. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on Vanguard.com® and on the Securities and Exchange Commission’s website (www.sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of the accompanying report for further information).

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Common Stocks
Consumer Discretionary
	Time Warner, Inc.	21,219,001	462,150	0.5%
	Home Depot, Inc.	11,035,875	443,201	0.5%
*	Comcast Corp. Class A	9,995,566	423,112	0.5%
	The Walt Disney Co.	10,601,814	363,324	0.4%
†	Other—Consumer Discretionary		8,182,087	9.6%
			9,873,874	11.5%
Consumer Staples
	The Procter & Gamble Co.	16,951,053	1,089,444	1.3%
	Altria Group, Inc.	11,176,379	959,157	1.1%
	Wal-Mart Stores, Inc.	13,354,877	616,728	0.7%
	PepsiCo, Inc.	8,802,190	550,577	0.6%
	The Coca-Cola Co.	11,255,587	543,082	0.6%
†	Other—Consumer Staples		3,050,181	3.7%
			6,809,169	8.0%
Energy
	ExxonMobil Corp.	31,737,987	2,432,082	2.8%
	Chevron Corp.	11,734,550	862,841	1.0%
	ConocoPhillips Co.	8,357,608	601,330	0.7%
	Schlumberger Ltd.	6,321,848	399,288	0.5%
†	Other—Energy		3,644,345	4.3%
			7,939,886	9.3%

1

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Financials
	Citigroup, Inc.	26,393,990	1,470,145	1.7%
	Bank of America Corp.	24,162,191	1,290,019	1.5%
	JPMorgan Chase & Co.	18,553,043	895,146	1.0%
	American International Group, Inc.	11,793,153	845,097	1.0%
	Wells Fargo & Co.	17,041,937	606,011	0.7%
	Wachovia Corp.	10,220,383	582,051	0.7%
	Morgan Stanley	5,151,050	419,450	0.5%
	Merrill Lynch & Co., Inc.	4,482,919	417,360	0.5%
	The Goldman Sachs Group, Inc.	2,074,410	413,534	0.5%
	American Express Co.	5,837,878	354,184	0.4%
	U.S. Bancorp	9,488,949	343,405	0.4%
	Fannie Mae	5,180,250	307,655	0.4%
	Student Loan Corp.	19,937	4,133	0.0%
†	Other—Financials		11,127,902	13.0%
			19,076,092	22.3%
Health Care
	Johnson & Johnson	15,615,900	1,030,962	1.2%
	Pfizer Inc.	38,926,956	1,008,208	1.2%
	Merck & Co., Inc.	11,618,430	506,564	0.6%
*	Amgen, Inc.	6,249,821	426,925	0.5%
	Abbott Laboratories	8,157,268	397,341	0.5%
	UnitedHealth Group Inc.	7,191,893	386,420	0.4%
	Wyeth	7,184,792	365,850	0.4%
	Medtronic, Inc.	6,162,615	329,762	0.4%
†	Other—Health Care		5,700,057	6.7%
			10,152,089	11.9%
Industrials
	General Electric Co.	55,112,771	2,050,746	2.4%
	The Boeing Co.	4,032,053	358,208	0.4%
	Tyco International Ltd.	10,757,374	327,024	0.4%
	United Technologies Corp.	5,130,328	320,748	0.4%
	3M Co.	3,820,970	297,768	0.4%
†	Other—Industrials		6,064,446	7.0%
			9,418,940	11.0%
Information Technology
	Microsoft Corp.	47,322,870	1,413,061	1.7%
*	Cisco Systems, Inc.	32,591,129	890,716	1.0%
	International Business Machines Corp.	8,124,804	789,325	0.9%
	Intel Corp.	30,794,843	623,596	0.7%
	Hewlett-Packard Co.	14,893,180	613,450	0.7%
*	Google Inc.	1,170,260	538,881	0.6%
*	Apple Computer, Inc.	4,554,391	386,395	0.5%
*	Oracle Corp.	22,398,812	383,916	0.5%
	QUALCOMM Inc.	8,820,084	333,311	0.4%
†	Other—Information Technology		7,010,283	8.2%
			12,982,934	15.2%

2

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
† Materials		2,791,558	3.3%

Telecommunication Services
AT&T Inc.	20,736,885	741,344	0.9%
Verizon Communications Inc.	15,476,042	576,328	0.7%
BellSouth Corp.	9,694,717	456,718	0.5%
† Other—Telecommunication Services		988,756	1.1%
		2,763,146	3.2%

† Utilities		3,177,715	3.7%
Total Common Stocks (Cost $65,558,410)		84,985,403	99.4%[1]
Temporary Cash Investments
Money Market Fund
[2] Vanguard Market Liquidity Fund, 5.294%	596,552,790	596,553	0.7%
[2] Vanguard Market Liquidity Fund,
5.294%—Note E	641,250,018	641,250	0.8%
		1,237,803	1.5%
	Face
	Amount
	($000)
U.S. Agency Obligation
[3] Federal National Mortgage Assn.
[4] 5.215%, 4/9/07	25,000	24,657	0.0%
Total Temporary Cash Investments (Cost $1,262,453)		1,262,460	1.5%[1]
Total Investments (Cost $66,820,863)		86,247,863	100.9%
Other Assets and Liabilities
Other Assets—Note B		425,801	0.5%
Liabilities—Note E		(1,196,466)	(1.4%)
		(770,665)	(0.9%)
Net Assets		85,477,198	100.0%

3

At December 31, 2006, net assets consisted of:[5]

Amount
($000)
Paid-in Capital	68,026,269
Overdistributed Net Investment Income	(63,072)
Accumulated Net Realized Losses	(1,914,230)
Unrealized Appreciation
Investment Securities	19,427,000
Futures Contracts	1,231
Net Assets	85,477,198

Investor Shares—Net Assets
Applicable to 1,146,740,795 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)	39,095,310
Net Asset Value Per Share—Investor Shares	$34.09

Admiral Shares—Net Assets
Applicable to 787,614,872 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)	26,852,830
Net Asset Value Per Share—Admiral Shares	$34.09

Signal Shares—Net Assets
Applicable to 11,586,944 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)	381,295
Net Asset Value Per Share—Signal Shares	$32.91

Institutional Shares—Net Assets
Applicable to 359,600,601 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)	12,262,288
Net Asset Value Per Share—Institutional Shares	$34.10

ETF Shares—Net Assets
Applicable to 49,152,193 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)	6,885,475
Net Asset Value Per Share—ETF Shares	$140.08

•See Note A in Notes to Financial Statements.

*	Non-income-producing security.

†	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.9%, respectively, of net assets. See Note C in Notes to Financial Statements.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.

4 Securities with a value of $24,657,000 have been segregated as initial margin for open futures contracts.

5 See Note C in Notes to Financial Statements for the tax-basis components of net assets.

© 2007 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

F850 022007

Vanguard® U.S. Stock Index Funds

Large-Cap Index Fund

Statement of Net Assets

As of December 31, 2006

The Statement of Net Assets should be read in conjunction with the Statement of Operations, Statement of Changes in Net Assets, Financial Highlights, Notes to Financial Statements, and Report of Independent Registered Public Accounting Firm, all of which appear in the accompanying report.

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of the accompanying report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.5%)[1]
Consumer Discretionary (11.1%)
	Time Warner, Inc.	297,204	6,473
	Home Depot, Inc.	154,476	6,204
	The Walt Disney Co.	148,366	5,085
*	Comcast Corp. Class A	96,963	4,104
	McDonald’s Corp.	90,350	4,005
	Target Corp.	60,892	3,474
	Lowe’s Cos., Inc.	109,300	3,405
	News Corp., Class A	137,817	2,960
*	Comcast Corp. Special Class A	53,568	2,243
*	Starbucks Corp.	56,550	2,003
*	Viacom Inc. Class B	46,670	1,915
	The McGraw-Hill Cos., Inc.	26,311	1,790
	Carnival Corp.	32,760	1,607
	CBS Corp.	50,989	1,590
	Federated Department Stores, Inc.	41,242	1,573
*	Kohl’s Corp.	22,879	1,566
	Best Buy Co., Inc.	30,768	1,513
	Staples, Inc.	54,359	1,451
	Harley-Davidson, Inc.	19,612	1,382
	Omnicom Group Inc.	12,898	1,348
	NIKE, Inc. Class B	13,567	1,344
	J.C. Penney Co., Inc. (Holding Co.)	16,657	1,289
	Clear Channel Communications, Inc.	35,282	1,254
	Johnson Controls, Inc.	14,593	1,254
*	DIRECTV Group, Inc.	50,244	1,253
	Marriott International, Inc. Class A	25,655	1,224
	Yum! Brands, Inc.	20,189	1,187
*	Coach, Inc.	27,306	1,173
	International Game Technology	25,356	1,171
*	Sears Holdings Corp.	6,583	1,105
	Harrah’s Entertainment, Inc.	13,240	1,095
*	Liberty Media-Interactive A	50,069	1,080
	Gannett Co., Inc.	17,698	1,070

			Market
			Value•
		Shares	($000)
	General Motors Corp.	33,787	1,038
	Starwood Hotels & Resorts Worldwide, Inc.	16,267	1,017
	Ford Motor Co.	135,055	1,014
*	Liberty Media Capital A	10,073	987
	Fortune Brands, Inc.	11,307	966
	Hilton Hotels Corp.	27,496	960
	TJX Cos., Inc.	33,598	958
*	Amazon.com, Inc.	23,491	927
	News Corp., Class B	40,471	901
	The Gap, Inc.	43,508	848
*	Office Depot, Inc.	21,137	807
*	Bed Bath & Beyond, Inc.	21,085	803
	Limited Brands, Inc.	26,558	769
	Nordstrom, Inc.	15,370	758
*	Las Vegas Sands Corp.	7,943	711
	Mattel, Inc.	28,208	639
	Genuine Parts Co.	12,780	606
	Newell Rubbermaid, Inc.	20,704	599
*	EchoStar Communications Corp. Class A	15,366	584
*	Univision Communications Inc.	16,040	568
*	IAC/InterActiveCorp	15,287	568
	D. R. Horton, Inc.	21,113	559
	Eastman Kodak Co.	21,496	555
	Sherwin-Williams Co.	8,582	546
*	MGM Mirage, Inc.	9,506	545
	VF Corp.	6,628	544
	Pulte Homes, Inc.	16,276	539
	H & R Block, Inc.	23,070	532
	NTL Inc.	20,639	521
	Lennar Corp. Class A	9,475	497
	Garmin Ltd.	8,916	496
	Centex Corp.	8,815	496
*	AutoZone Inc.	4,235	489
	Whirlpool Corp.	5,829	484
*	Wyndham Worldwide Corp.	15,031	481
	Harman International Industries, Inc.	4,775	477
	American Eagle Outfitters, Inc.	14,979	467

1

			Market
			Value•
		Shares	($000)
	Abercrombie & Fitch Co.	6,557	457
	Cablevision Systems NY Group Class A	15,968	455
	Black & Decker Corp.	5,573	446
*	Apollo Group, Inc. Class A	10,998	429
*	Liberty Global, Inc. Class A	14,686	428
*	CarMax, Inc.	7,981	428
	Tim Hortons, Inc.	14,378	416
	Darden Restaurants Inc.	10,330	415
	Tiffany & Co.	10,520	413
*	Interpublic Group of Cos., Inc.	33,016	404
*	Lamar Advertising Co. Class A	6,170	403
*	Liberty Global, Inc. Series C	13,981	391
	Royal Caribbean Cruises, Ltd.	9,350	387
*	Expedia, Inc.	18,168	381
	Tribune Co.	12,037	370
	Wynn Resorts Ltd.	3,827	359
	Polo Ralph Lauren Corp.	4,615	358
	Dollar General Corp.	22,048	354
	Liz Claiborne, Inc.	7,699	335
*	R.H. Donnelley Corp.	5,305	333
*^	Sirius Satellite Radio, Inc.	93,822	332
	E.W. Scripps Co. Class A	6,595	329
	Leggett & Platt, Inc.	13,423	321
	Family Dollar Stores, Inc.	10,856	318
	Ross Stores, Inc.	10,760	315
	Station Casinos, Inc.	3,820	312
*	Idearc Inc.	10,868	311
	Washington Post Co. Class B	416	310
*	Discovery Holding Co. Class A	19,055	307
	PetSmart, Inc.	10,471	302
*	Mohawk Industries, Inc.	4,006	300
	Hasbro, Inc.	10,938	298
	KB Home	5,784	297
*	XM Satellite Radio Holdings, Inc.	20,118	291
	ServiceMaster Co.	21,699	284
	Jones Apparel Group, Inc.	8,460	283
	Advance Auto Parts, Inc.	7,800	277
*	Toll Brothers, Inc.	8,591	277
*	Chico’s FAS, Inc.	13,190	273
	Brinker International, Inc.	9,040	273
	The Stanley Works	5,403	272
	Foot Locker, Inc.	11,612	255
	BorgWarner, Inc.	4,311	254
	New York Times Co. Class A	10,099	246
	Circuit City Stores, Inc.	12,866	244
*	AutoNation, Inc.	11,064	236
	Wendy’s International, Inc.	7,106	235
	Williams-Sonoma, Inc.	7,208	227
*	Dollar Tree Stores, Inc.	7,421	223
	Brunswick Corp.	6,985	223
*	NVR, Inc.	344	222
	OSI Restaurant Partners, Inc.	4,954	194
	Weight Watchers International, Inc.	3,649	192

			Market
			Value•
		Shares	($000)
	Boyd Gaming Corp.	4,202	190
	The McClatchy Co. Class A	4,184	181
*	Career Education Corp.	6,947	172
*	Urban Outfitters, Inc.	7,314	168
	Gentex Corp.	10,461	163
*	Getty Images, Inc.	3,796	163
	RadioShack Corp.	9,483	159
	Dow Jones & Co., Inc.	3,999	152
	International Speedway Corp.	2,308	118
*	DreamWorks Animation SKG, Inc.	3,079	91
	Regal Entertainment Group Class A	3,991	85
			115,083
Consumer Staples (8.7%)
	The Procter & Gamble Co.	237,370	15,256
	Altria Group, Inc.	156,523	13,433
	Wal-Mart Stores, Inc.	187,011	8,636
	PepsiCo, Inc.	123,260	7,710
	The Coca-Cola Co.	157,603	7,604
	Walgreen Co.	75,393	3,460
	Anheuser-Busch Cos., Inc.	57,429	2,826
	Colgate-Palmolive Co.	38,617	2,519
	Kimberly-Clark Corp.	34,247	2,327
	CVS Corp.	61,383	1,897
	Costco Wholesale Corp.	34,985	1,850
	Sysco Corp.	46,158	1,697
	General Mills, Inc.	24,881	1,433
	Archer-Daniels-Midland Co.	44,083	1,409
	The Kroger Co.	51,220	1,182
	Safeway, Inc.	33,167	1,146
	H.J. Heinz Co.	24,735	1,113
	Avon Products, Inc.	33,418	1,104
	ConAgra Foods, Inc.	38,077	1,028
	Sara Lee Corp.	56,746	966
	Kellogg Co.	19,216	962
	Reynolds American Inc.	13,294	870
	The Clorox Co.	11,299	725
	UST, Inc.	12,060	702
	Campbell Soup Co.	16,898	657
	Wm. Wrigley Jr. Co.	12,702	657
	Bunge Ltd.	8,988	652
	The Hershey Co.	12,248	610
	SuperValu Inc.	15,891	568
	Kraft Foods Inc.	15,809	564
	Carolina Group	8,139	527
	Whole Foods Market, Inc.	10,578	496
*	Constellation Brands, Inc. Class A	14,901	432
*	Dean Foods Co.	9,976	422
	Molson Coors Brewing Co. Class B	5,287	404
	Coca-Cola Enterprises, Inc.	19,475	398
	The Estee Lauder Cos. Inc. Class A	9,037	369
	McCormick & Co., Inc.	8,829	340

2

			Market
			Value•
		Shares	($000)
	The Pepsi Bottling Group, Inc.	10,409	322
	Tyson Foods, Inc.	18,694	308
*	Energizer Holdings, Inc.	4,075	289
	Brown-Forman Corp. Class B	3,464	229
	Hormel Foods Corp.	5,653	211
	J.M. Smucker Co.	4,146	201
*	Smithfield Foods, Inc.	7,444	191
	PepsiAmericas, Inc.	4,858	102
	Wm. Wrigley Jr. Co. Class B	1,719	88
			90,892
Energy (9.7%)
	ExxonMobil Corp.	444,454	34,058
	Chevron Corp.	164,360	12,085
	ConocoPhillips Co.	117,108	8,426
	Schlumberger Ltd.	88,509	5,590
	Occidental Petroleum Corp.	63,291	3,091
	Marathon Oil Corp.	26,756	2,475
	Halliburton Co.	77,007	2,391
	Valero Energy Corp.	45,877	2,347
	Devon Energy Corp.	31,308	2,100
*	Transocean Inc.	23,612	1,910
	Baker Hughes, Inc.	24,576	1,835
	Apache Corp.	24,602	1,636
	Anadarko Petroleum Corp.	32,599	1,419
	XTO Energy, Inc.	25,967	1,222
	Williams Cos., Inc.	44,480	1,162
	EOG Resources, Inc.	18,174	1,135
*	Weatherford International Ltd.	25,836	1,080
	GlobalSantaFe Corp.	17,832	1,048
	Chesapeake Energy Corp.	33,140	963
	Hess Corp.	18,889	936
	Kinder Morgan, Inc.	8,049	851
*	National Oilwell Varco Inc.	13,091	801
	Peabody Energy Corp.	19,724	797
	El Paso Corp.	51,992	794
	Noble Corp.	10,231	779
*	Nabors Industries, Inc.	22,413	667
	BJ Services Co.	22,408	657
	Noble Energy, Inc.	13,216	649
	Murphy Oil Corp.	12,524	637
	Smith International, Inc.	15,013	617
	Sunoco, Inc.	9,735	607
	ENSCO International, Inc.	11,448	573
*	Ultra Petroleum Corp.	11,463	547
*	Newfield Exploration Co.	9,711	446
	CONSOL Energy, Inc.	13,783	443
*	Cameron International Corp.	8,291	440
*	Southwestern Energy Co.	12,514	439
	Diamond Offshore Drilling, Inc.	4,876	390
*	Grant Prideco, Inc.	9,758	388
	Pioneer Natural Resources Co.	9,302	369
*	Pride International, Inc.	12,134	364
	Tesoro Petroleum Corp.	5,066	333
	Arch Coal, Inc.	10,757	323
*	FMC Technologies Inc.	5,092	314
	Patterson-UTI Energy, Inc.	12,347	287

			Market
			Value•
		Shares	($000)
	Rowan Cos., Inc.	8,175	271
	Cimarex Energy Co.	6,125	224
	Pogo Producing Co.	4,368	212
*	CNX Gas Corp.	2,303	59
			101,187
Financials (22.5%)
	Citigroup, Inc.	369,679	20,591
	Bank of America Corp.	338,376	18,066
	JPMorgan Chase & Co.	259,525	12,535
	American International Group, Inc.	165,186	11,837
	Wells Fargo & Co.	238,723	8,489
	Wachovia Corp.	143,109	8,150
	Morgan Stanley	72,085	5,870
	Merrill Lynch & Co., Inc.	62,778	5,845
	The Goldman Sachs Group, Inc.	29,048	5,791
	American Express Co.	81,763	4,961
	U.S. Bancorp	132,770	4,805
	Fannie Mae	72,569	4,310
	Freddie Mac	51,702	3,511
*	Berkshire Hathaway Inc. Class B	934	3,424
	MetLife, Inc.	56,777	3,350
	Washington Mutual, Inc.	71,616	3,258
	Prudential Financial, Inc.	36,316	3,118
	The Allstate Corp.	44,698	2,910
	The St. Paul Travelers, Cos. Inc.	51,622	2,772
	Lehman Brothers Holdings, Inc.	34,113	2,665
	Capital One Financial Corp.	30,610	2,351
	The Bank of New York Co., Inc.	57,090	2,248
	SunTrust Banks, Inc.	25,871	2,185
	The Hartford Financial Services Group Inc.	22,735	2,121
	Regions Financial Corp.	54,492	2,038
	Countrywide Financial Corp.	45,678	1,939
	BB&T Corp.	40,214	1,767
	AFLAC Inc.	37,111	1,707
	Simon Property Group, Inc. REIT	16,587	1,680
	State Street Corp.	24,747	1,669
	National City Corp.	44,898	1,641
	PNC Financial Services Group	22,006	1,629
	The Chubb Corp.	30,651	1,622
	Charles Schwab Corp.	81,161	1,570
	Fifth Third Bancorp	37,628	1,540
	SLM Corp.	30,626	1,494
	ACE Ltd.	24,367	1,476
	Franklin Resources Corp.	13,214	1,456
	Lincoln National Corp.	21,019	1,396
	Bear Stearns Co., Inc.	8,543	1,391
	Progressive Corp. of Ohio	54,813	1,328
	The Chicago Mercantile Exchange	2,596	1,323

3

			Market
			Value•
		Shares	($000)
	Mellon Financial Corp.	30,703	1,294
	Equity Office Properties Trust REIT	26,121	1,258
	Vornado Realty Trust REIT	10,267	1,247
	Moody’s Corp.	17,948	1,239
	Marsh & McLennan Cos., Inc.	39,060	1,198
	Loews Corp.	28,815	1,195
	The Principal Financial Group, Inc.	20,117	1,181
	Genworth Financial Inc.	34,017	1,164
	KeyCorp	30,133	1,146
	ProLogis REIT	18,332	1,114
	Equity Residential REIT	21,770	1,105
	XL Capital Ltd. Class A	13,471	970
	Archstone-Smith Trust REIT	16,053	934
	Public Storage, Inc. REIT	9,439	920
	Boston Properties, Inc. REIT	8,125	909
	Host Marriott Corp. REIT	36,920	906
	Ameriprise Financial, Inc.	16,368	892
	Legg Mason Inc.	9,342	888
	General Growth Properties Inc. REIT	16,176	845
	Northern Trust Corp.	13,890	843
	CIT Group Inc.	14,816	826
	Marshall & Ilsley Corp.	17,090	822
	T. Rowe Price Group Inc.	18,539	811
	Kimco Realty Corp. REIT	16,747	753
	Aon Corp.	21,242	751
	MBIA, Inc.	10,062	735
	Avalonbay Communities, Inc. REIT	5,588	727
	Sovereign Bancorp, Inc.	28,310	719
*	E*TRADE Financial Corp.	31,886	715
	Comerica, Inc.	12,151	713
	Ambac Financial Group, Inc.	7,884	702
	Zions Bancorp	7,540	622
	M & T Bank Corp.	4,970	607
	Synovus Financial Corp.	19,397	598
	Hudson City Bancorp, Inc.	40,331	560
	Cincinnati Financial Corp.	12,327	559
	Compass Bancshares Inc.	9,157	546
	Safeco Corp.	8,706	545
	Health Care Properties Investors REIT	14,488	533
	UnumProvident Corp.	25,595	532
	Plum Creek Timber Co. Inc. REIT	13,337	531
	Developers Diversified Realty Corp. REIT	8,211	517
	SL Green Realty Corp. REIT	3,705	492
	American Capital Strategies, Ltd.	10,572	489
*	Realogy Corp.	16,044	486
	Everest Re Group, Ltd.	4,877	478
*	CB Richard Ellis Group, Inc.	14,241	473
	Torchmark Corp.	7,388	471

			Market
			Value•
		Shares	($000)
	Commerce Bancorp, Inc.	13,292	469
	The Macerich Co. REIT	5,394	467
	iStar Financial Inc. REIT	9,337	446
	Assurant, Inc.	8,024	443
	Mercantile Bankshares Corp.	9,390	439
	W.R. Berkley Corp.	12,218	422
	Duke Realty Corp. REIT	10,024	410
	Apartment Investment & Management Co. Class A REIT	7,242	406
	Regency Centers Corp. REIT	5,112	400
	Huntington Bancshares Inc.	16,779	399
	MGIC Investment Corp.	6,361	398
*	^NYSE Group Inc.	4,070	396
	AMB Property Corp. REIT	6,588	386
	Old Republic International Corp.	16,389	382
	Fidelity National Financial, Inc. Class A	15,503	370
	First Horizon National Corp.	8,806	368
	TD Ameritrade Holding Corp.	22,689	367
	A.G. Edwards & Sons, Inc.	5,754	364
	Popular, Inc.	19,756	355
	Allied Capital Corp.	10,799	353
	Federal Realty Investment Trust REIT	4,112	350
	Axis Capital Holdings Ltd.	10,315	344
	Leucadia National Corp.	12,092	341
	Janus Capital Group Inc.	15,579	336
	Liberty Property Trust REIT	6,703	329
*	Markel Corp.	686	329
	White Mountains Insurance Group Inc.	568	329
	Radian Group, Inc.	6,097	329
	United Dominion Realty Trust REIT	10,138	322
	New York Community Bancorp, Inc.	19,807	319
	Associated Banc-Corp.	8,969	313
	Camden Property Trust REIT	4,210	311
	Hospitality Properties Trust REIT	6,509	309
	RenaissanceRe Holdings Ltd.	5,144	309
	Nuveen Investments, Inc. Class A	5,870	305
	The PMI Group Inc.	6,438	304
*	IntercontinentalExchange Inc.	2,802	302
	PartnerRe Ltd.	4,200	298
	Eaton Vance Corp.	9,009	297
	Ventas, Inc. REIT	7,023	297
	SEI Investments Co.	4,811	287
	Forest City Enterprise Class A	4,845	283
	The St. Joe Co.	5,218	280
	Weingarten Realty Investors REIT	6,049	279
	TD Banknorth, Inc.	8,572	277
	Colonial BancGroup, Inc.	10,474	270
	UnionBanCal Corp.	4,217	258
	Brown & Brown, Inc.	8,907	251

4

			Market
			Value•
		Shares	($000)
	First American Corp.	6,073	247
*	CBOT Holdings, Inc. Class A	1,619	245
*	AmeriCredit Corp.	9,672	243
	TCF Financial Corp.	8,738	240
	Protective Life Corp.	4,920	234
	CapitalSource Inc. REIT	8,475	231
*	Arch Capital Group Ltd.	3,307	224
*	Nasdaq Stock Market Inc.	7,099	219
	Nationwide Financial Services, Inc.	4,025	218
	City National Corp.	3,036	216
	Federated Investors, Inc.	6,334	214
	Fulton Financial Corp.	12,772	213
	Commerce Bancshares, Inc.	4,395	213
	Investors Financial Services Corp.	4,891	209
	Erie Indemnity Co. Class A	3,568	207
	Astoria Financial Corp.	6,783	205
	The First Marblehead Corp.	3,544	194
	People’s Bank	4,162	186
	Unitrin, Inc.	3,613	181
	Transatlantic Holdings, Inc.	1,975	123
	Mercury General Corp.	2,039	108
	BOK Financial Corp.	1,802	99
	Student Loan Corp.	293	61
			233,518
Health Care (12.0%)
	Johnson & Johnson	218,704	14,439
	Pfizer Inc.	545,088	14,118
	Merck & Co., Inc.	162,690	7,093
*	Amgen, Inc.	87,476	5,975
	Abbott Laboratories	114,162	5,561
	UnitedHealth Group Inc.	100,731	5,412
	Wyeth	100,536	5,119
	Medtronic, Inc.	86,287	4,617
	Eli Lilly & Co.	76,148	3,967
	Bristol-Myers Squibb Co.	146,926	3,867
*	WellPoint Inc.	46,317	3,645
*	Genentech, Inc.	35,423	2,874
	Schering-Plough Corp.	110,793	2,619
	Baxter International, Inc.	48,707	2,260
*	Gilead Sciences, Inc.	34,111	2,215
	Cardinal Health, Inc.	30,360	1,956
	Caremark Rx, Inc.	31,888	1,821
	Aetna Inc.	40,926	1,767
*	Boston Scientific Corp.	93,546	1,607
*	Celgene Corp.	27,883	1,604
*	Zimmer Holdings, Inc.	18,136	1,422
*	Thermo Fisher Scientific, Inc.	30,486	1,381
	Allergan, Inc.	11,286	1,351
	Becton, Dickinson & Co.	18,283	1,283
*	Biogen Idec Inc.	25,662	1,262
*	Genzyme Corp.	19,561	1,205
*	Forest Laboratories, Inc.	23,739	1,201
*	Medco Health Solutions, Inc.	21,993	1,175
	Stryker Corp.	21,322	1,175

			Market
			Value•
		Shares	($000)
	CIGNA Corp.	8,310	1,093
	McKesson Corp.	21,278	1,079
*	St. Jude Medical, Inc.	26,275	961
	Biomet, Inc.	17,386	718
*	Laboratory Corp. of America Holdings	9,330	685
*	Humana Inc.	12,281	679
	AmerisourceBergen Corp.	15,084	678
	Quest Diagnostics, Inc.	12,520	663
	C.R. Bard, Inc.	7,747	643
*	Express Scripts Inc.	8,728	625
*	Coventry Health Care Inc.	11,866	594
*	MedImmune Inc.	17,952	581
*	Sepracor Inc.	8,146	502
	Applera Corp.–Applied Biosystems Group	13,629	500
*	Varian Medical Systems, Inc.	9,711	462
*	DaVita, Inc.	7,745	441
*	Health Net Inc.	8,621	419
	IMS Health, Inc.	15,135	416
	Health Management Associates Class A	18,013	380
*	Barr Pharmaceuticals Inc.	7,560	379
*	Hospira, Inc.	11,148	374
*	Waters Corp.	7,626	373
	Omnicare, Inc.	9,063	350
*	Amylin Pharmaceuticals, Inc.	9,345	337
	DENTSPLY International Inc.	10,940	327
*	Henry Schein, Inc.	6,559	321
*	Cephalon, Inc.	4,556	321
	Mylan Laboratories, Inc.	15,646	312
*	Vertex Pharmaceuticals, Inc.	8,220	308
*	Patterson Cos.	8,365	297
*	King Pharmaceuticals, Inc.	18,116	288
	Beckman Coulter, Inc.	4,681	280
*	Covance, Inc.	4,745	280
*	Lincare Holdings, Inc.	7,009	279
*	Triad Hospitals, Inc.	6,570	275
*	Millipore Corp.	3,953	263
*	Endo Pharmaceuticals Holdings, Inc.	9,504	262
*	Community Health Systems, Inc.	7,122	260
	Manor Care, Inc.	5,527	259
*	Millennium Pharmaceuticals, Inc.	23,570	257
	Pharmaceutical Product Development, Inc.	7,935	256
*	Intuitive Surgical, Inc.	2,597	249
*	Tenet Healthcare Corp.	35,198	245
	Hillenbrand Industries, Inc.	4,140	236
*	Invitrogen Corp.	4,010	227
	Universal Health Services Class B	4,000	222
*	Charles River Laboratories, Inc.	5,119	221
	Bausch & Lomb, Inc.	4,021	209
*	Watson Pharmaceuticals, Inc.	7,156	186

5

			Market
			Value•
		Shares	($000)
*	Kinetic Concepts, Inc.	3,766	149
*	ImClone Systems, Inc.	4,974	133
	Brookdale Senior Living Inc.	2,575	124
*	Abraxis Bioscience, Inc.	1,840	50
			125,019
Industrials (10.4%)
	General Electric Co.	771,770	28,718
	The Boeing Co.	56,502	5,020
	Tyco International Ltd.	150,532	4,576
	United Technologies Corp.	71,844	4,492
	3M Co.	53,483	4,168
	United Parcel Service, Inc.	49,509	3,712
	Caterpillar, Inc.	48,989	3,004
	Emerson Electric Co.	61,054	2,692
	Honeywell International Inc.	58,253	2,635
	Lockheed Martin Corp.	26,920	2,479
	FedEx Corp.	21,742	2,362
	Burlington Northern Santa Fe Corp.	27,025	1,995
	General Dynamics Corp.	25,624	1,905
	Raytheon Co.	33,506	1,769
	Union Pacific Corp.	19,105	1,758
	Illinois Tool Works, Inc.	36,066	1,666
	Northrop Grumman Corp.	24,516	1,660
	Deere & Co.	17,298	1,645
	Norfolk Southern Corp.	30,908	1,554
	Waste Management, Inc.	40,467	1,488
	Danaher Corp.	18,418	1,334
	PACCAR, Inc.	17,803	1,155
	CSX Corp.	33,074	1,139
	Ingersoll-Rand Co.	23,995	939
	Southwest Airlines Co.	58,678	899
	Masco Corp.	29,837	891
	Rockwell Collins, Inc.	12,848	813
	Eaton Corp.	10,681	803
	Textron, Inc.	8,552	802
	Precision Castparts Corp.	10,154	795
	Pitney Bowes, Inc.	16,564	765
	Rockwell Automation, Inc.	12,514	764
	Dover Corp.	15,230	747
	ITT Industries, Inc.	13,058	742
	L-3 Communications Holdings, Inc.	8,765	717
	Parker Hannifin Corp.	9,049	696
	Expeditors International of Washington, Inc.	15,883	643
	American Standard Cos., Inc.	13,438	616
	Cooper Industries, Inc. Class A	6,807	616
	R.R. Donnelley & Sons Co.	16,111	573
	Fluor Corp.	6,564	536
*	Terex Corp.	7,614	492
	C.H. Robinson Worldwide Inc.	11,956	489
	Manpower Inc.	6,471	485
*	AMR Corp.	15,888	480
	Cummins Inc.	3,999	473
	Avery Dennison Corp.	6,928	471

			Market
			Value•
		Shares	($000)
	Robert Half International, Inc.	12,150	451
	Joy Global Inc.	9,316	450
*	Monster Worldwide Inc.	8,767	409
	Goodrich Corp.	8,872	404
	Cintas Corp.	10,166	404
	Republic Services, Inc. Class A	9,782	398
	W.W. Grainger, Inc.	5,600	392
*	The Dun & Bradstreet Corp.	4,721	391
	American Power Conversion Corp.	12,722	389
	Equifax, Inc.	9,489	385
*	McDermott International, Inc.	7,386	376
*	Jacobs Engineering Group Inc.	4,387	358
	Fastenal Co.	9,526	342
*	UAL Corp.	7,744	341
	Roper Industries Inc.	6,541	329
	Pall Corp.	9,383	324
	Aramark Corp. Class B	9,317	312
*	USG Corp.	4,984	273
*	Allied Waste Industries, Inc.	21,987	270
	The Corporate Executive Board Co.	3,071	269
	Oshkosh Truck Corp.	5,494	266
	SPX Corp.	4,321	264
*	ChoicePoint Inc.	6,363	251
	Pentair, Inc.	7,100	223
*	Alliant Techsystems, Inc.	2,611	204
*	US Airways Group Inc.	3,555	191
	Hubbell Inc. Class B	3,924	177
	J.B. Hunt Transport Services, Inc.	8,110	168
*	Hertz Global Holdings Inc.	7,164	125
			108,309
Information Technology (15.1%)
	Microsoft Corp.	662,712	19,789
*	Cisco Systems, Inc.	456,391	12,473
	International Business Machines Corp.	113,768	11,053
	Intel Corp.	431,200	8,732
	Hewlett-Packard Co.	208,487	8,588
*	Google Inc.	16,387	7,546
*	Apple Computer, Inc.	63,803	5,413
*	Oracle Corp.	313,440	5,372
	QUALCOMM Inc.	123,487	4,667
*	Dell Inc.	152,812	3,834
	Motorola, Inc.	183,060	3,764
	Texas Instruments, Inc.	114,631	3,301
*	eBay Inc.	79,333	2,385
*	Yahoo! Inc.	92,938	2,374
*	EMC Corp.	171,602	2,265
*	Corning, Inc.	116,557	2,181
	Automatic Data Processing, Inc.	41,541	2,046
	Applied Materials, Inc.	103,786	1,915
*	Adobe Systems, Inc.	43,277	1,780
	Accenture Ltd.	43,756	1,616

6

			Market
			Value•
		Shares	($000)
*	Symantec Corp.	73,949	1,542
	First Data Corp.	57,262	1,461
*	Sun Microsystems, Inc.	261,307	1,416
	Western Union Co.	57,266	1,284
*	Electronic Arts Inc.	22,891	1,153
*	Xerox Corp.	67,447	1,143
*	Broadcom Corp.	35,129	1,135
*	Agilent Technologies, Inc.	31,920	1,112
*	Network Appliance, Inc.	27,770	1,091
	Electronic Data Systems Corp.	38,645	1,065
	Seagate Technology	39,594	1,049
	Paychex, Inc.	25,612	1,013
*	NVIDIA Corp.	24,997	925
	Analog Devices, Inc.	26,307	865
*	Advanced Micro Devices, Inc.	40,605	826
*	Cognizant Technology Solutions Corp.	10,579	816
*	Micron Technology, Inc.	54,625	763
*	Intuit, Inc.	24,747	755
	KLA-Tencor Corp.	14,818	737
	Maxim Integrated Products, Inc.	23,971	734
*	SanDisk Corp.	16,885	727
*	Juniper Networks, Inc.	38,055	721
	CA, Inc.	31,510	714
*	Autodesk, Inc.	17,205	696
	Linear Technology Corp.	22,775	691
*	Computer Sciences Corp.	12,798	683
*	Fiserv, Inc.	12,975	680
*	Marvell Technology Group Ltd.	34,938	670
	Xilinx, Inc.	25,441	606
*	NCR Corp.	13,534	579
	Fidelity National Information Services, Inc.	14,263	572
*	Lexmark International, Inc.	7,533	551
	National Semiconductor Corp.	24,227	550
*	LAM Research Corp.	10,557	534
*	Akamai Technologies, Inc.	9,911	526
*	Altera Corp.	26,695	525
	Microchip Technology, Inc.	15,996	523
*	MEMC Electronic Materials, Inc.	13,292	520
*	Flextronics International Ltd.	44,764	514
	MasterCard, Inc. Class A	5,096	502
*	BMC Software, Inc.	15,404	496
	Harris Corp.	9,979	458
*	VeriSign, Inc.	18,027	434
*	Avaya Inc.	30,750	430
	Amphenol Corp.	6,662	414
*	Affiliated Computer Services, Inc. Class A	8,333	407
*	Citrix Systems, Inc.	13,816	374
*	Cadence Design Systems, Inc.	20,803	373
*	Activision, Inc.	20,996	362
*	BEA Systems, Inc.	27,746	349
*	McAfee Inc.	11,991	340
*	Western Digital Corp.	16,483	337

			Market
			Value•
		Shares	($000)
*	Iron Mountain, Inc.	7,983	330
	Jabil Circuit, Inc.	13,363	328
	CDW Corp.	4,640	326
*	Tellabs, Inc.	31,721	325
*	Alliance Data Systems Corp.	5,135	321
*	Comverse Technology, Inc.	15,158	320
	Sabre Holdings Corp.	9,947	317
*	Novellus Systems, Inc.	9,182	316
*	Red Hat, Inc.	13,431	309
*	Ceridian Corp.	10,367	290
*	Arrow Electronics, Inc.	9,170	289
	Symbol Technologies, Inc.	18,963	283
*	LSI Logic Corp.	29,604	266
*	DST Systems, Inc.	4,193	263
*	JDS Uniphase Corp.	15,729	262
*	QLogic Corp.	11,861	260
	Intersil Corp.	10,468	250
*	Compuware Corp.	28,105	234
	Diebold, Inc.	4,988	232
*	CheckFree Corp.	5,769	232
*	Teradyne, Inc.	14,595	218
*	NAVTEQ Corp.	6,229	218
*	salesforce.com, inc.	5,929	216
*	Solectron Corp.	67,026	216
*	Ingram Micro, Inc. Class A	10,502	214
*	International Rectifier Corp.	5,343	206
*	Zebra Technologies Corp. Class A	4,972	173
	Molex, Inc. Class A	5,928	164
	Molex, Inc.	4,419	140
*	Hewitt Associates, Inc.	4,940	127
	Total System Services, Inc.	2,972	78
	AVX Corp.	4,462	66
			156,626
Materials (2.9%)
	E.I. du Pont de Nemours & Co.	68,925	3,357
	Dow Chemical Co.	71,681	2,863
	Monsanto Co.	40,454	2,125
	Alcoa Inc.	64,742	1,943
	Phelps Dodge Corp.	15,311	1,833
	Newmont Mining Corp. (Holding Co.)	33,567	1,516
	Praxair, Inc.	24,047	1,427
	Weyerhaeuser Co.	18,393	1,299
	Nucor Corp.	23,047	1,260
	Air Products & Chemicals, Inc.	16,510	1,160
	International Paper Co.	32,292	1,101
	PPG Industries, Inc.	12,329	792
	Freeport-McMoRan Copper & Gold, Inc. Class B	14,053	783
	United States Steel Corp.	9,182	672
	Vulcan Materials Co.	7,251	652
	Ecolab, Inc.	14,082	637
	Allegheny Technologies Inc.	6,439	584
	Rohm & Haas Co.	10,705	547
	Lyondell Chemical Co.	16,619	425

7

			Market
			Value•
		Shares	($000)
	MeadWestvaco Corp.	13,586	408
	Sealed Air Corp.	6,066	394
	Sigma-Aldrich Corp.	4,936	384
	Temple-Inland Inc.	8,190	377
*	Pactiv Corp.	10,321	368
	Eastman Chemical Co.	6,121	363
	Martin Marietta Materials, Inc.	3,369	350
	Ashland, Inc.	4,744	328
	Ball Corp.	7,368	321
	International Flavors &Fragrances, Inc.	5,724	281
	Sonoco Products Co.	7,104	270
	Bemis Co., Inc.	7,773	264
*	The Mosaic Co.	11,478	245
*	Owens-Illinois, Inc.	11,490	212
*	Smurfit-Stone Container Corp.	19,103	202
*	Titanium Metals Corp.	6,655	196
	Chemtura Corp.	17,671	170
*	Huntsman Corp.	7,331	139
			30,248
Telecommunication Services (3.5%)
	AT&T Inc.	290,429	10,383
	Verizon Communications Inc.	216,699	8,070
	BellSouth Corp.	135,782	6,397
	Sprint Nextel Corp.	214,474	4,051
	Alltel Corp.	28,986	1,753
*	American Tower Corp. Class A	31,716	1,182
*	Qwest Communications International Inc.	120,820	1,011
*	NII Holdings Inc.	10,384	669
	Embarq Corp.	11,146	586
	Windstream Corp.	35,427	504
*	Crown Castle International Corp.	15,133	489
*	Level 3 Communications, Inc.	74,533	417
	CenturyTel, Inc.	8,265	361
	Citizens Communications Co.	23,916	344
	Telephone & Data Systems, Inc.	6,042	328
	Telephone & Data Systems, Inc.— Special Common Shares	1,700	84
*	U.S. Cellular Corp.	1,178	82
			36,711
Utilities (3.6%)
	Duke Energy Corp.	93,751	3,113
	Exelon Corp.	50,094	3,100
	Dominion Resources, Inc.	26,416	2,215
	Southern Co.	55,531	2,047
	TXU Corp.	32,715	1,773
	FPL Group, Inc.	28,675	1,560
	FirstEnergy Corp.	24,623	1,485
	Entergy Corp.	15,637	1,444
	American Electric Power Co., Inc.	29,462	1,254
	PG&E Corp.	26,501	1,254

			Market
			Value•
		Shares	($000)
	Public Service Enterprise Group, Inc.	18,794	1,248
*	AES Corp.	49,385	1,088
	Edison International	23,084	1,050
	PPL Corp.	28,539	1,023
	Sempra Energy	17,590	986
	Constellation Energy Group, Inc.	13,463	927
	Consolidated Edison Inc.	19,136	920
	Progress Energy, Inc.	17,966	882
	Ameren Corp.	15,426	829
	Xcel Energy, Inc.	30,374	700
	DTE Energy Co.	13,224	640
*	Mirant Corp.	19,264	608
*	Allegheny Energy, Inc.	12,365	568
*	NRG Energy, Inc.	9,758	547
	KeySpan Corp.	13,077	539
	Questar Corp.	6,428	534
	NiSource, Inc.	20,311	489
	Wisconsin Energy Corp.	8,742	415
	Pinnacle West Capital Corp.	7,400	375
	Pepco Holdings, Inc.	14,243	370
	CenterPoint Energy Inc.	21,943	364
	ONEOK, Inc.	8,341	360
	Equitable Resources, Inc.	8,579	358
	SCANA Corp.	8,236	335
	Alliant Energy Corp.	8,749	330
*	Reliant Energy, Inc.	22,851	325
	MDU Resources Group, Inc.	12,132	311
	Energy East Corp.	11,066	274
	NSTAR	7,898	271
	TECO Energy, Inc.	15,647	270
	DPL Inc.	8,557	238
			37,419
Total Common Stocks
(Cost $981,985)			1,035,012

8

			Market
			Value•
		Shares	($000)
Temporary Cash Investments (0.6%)[1]
Money Market Fund (0.6%)
[2]	Vanguard Market Liquidity Fund, 5.294%	5,021,908	5,022
[2]	Vanguard Market Liquidity Fund, 5.294%—Note E	598,800	599
			5,621
		Face
		Amount
		($000)
U.S. Agency Obligation (0.0%)
[3]	Federal Home Loan Mortgage Corp.
4	5.100%, 2/16/07	300	298
Total Temporary Cash Investments
(Cost $5,921)			5,919
Total Investments (100.1%)
(Cost $987,906)			1,040,931
Other Assets and Liabilities (–0.1%)
Other Assets—Note B			15,796
Liabilities-—Note E			(16,565)
			(769)
Net Assets (100%)			1,040,162

At December 31, 2006, net assets consisted of:[5]
Amount
($000)
Paid-in Capital	988,767
Overdistributed Net Investment Income	(210)
Accumulated Net Realized Losses	(1,453)
Unrealized Appreciation
Investment Securities	53,025
Futures Contracts	33
Net Assets	1,040,162

Investor Shares—Net Assets
Applicable to 8,282,227 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	210,510
Net Asset Value Per Share—
Investor Shares	$25.42

Admiral Shares—Net Assets
Applicable to 5,150,339 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	163,666
Net Asset Value Per Share—
Admiral Shares	$31.78

Institutional Shares—Net Assets
Applicable to 605,454 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	79,179
Net Asset Value Per Share—
Institutional Shares	$130.78

ETF Shares—Net Assets
Applicable to 9,326,132 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	586,807
Net Asset Value Per Share—
ETF Shares	$62.92

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.

^ Part of security position is on loan to broker-dealers. See Note E in Notes to Financial Statements.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.1%, respectively, of net assets. See Note C in Notes to Financial Statements.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.

4 Securities with a value of $298,000 have been segregated as initial margin for open futures contracts.

5 See Note C in Notes to Financial Statements for the tax-basis components of net assets.

REIT—Real Estate Investment Trust.

9

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© 2007 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

F03070 022007

Vanguard Total Stock Market Index Fund
Schedule of Investments
December 31, 2006

	Shares	Market Value ($000)

Common Stocks (99.4%) 1

Consumer Discretionary (11.5%)
Time Warner, Inc.	21,219,001	462,150
Home Depot, Inc.	11,035,875	443,201
* Comcast Corp. Class A	9,995,566	423,112
The Walt Disney Co.	10,601,814	363,324
McDonald's Corp.	6,452,385	286,034
News Corp., Class A	12,673,575	272,228
Target Corp.	4,352,655	248,319
Lowe's Cos., Inc.	7,804,081	243,097
* Starbucks Corp.	4,038,226	143,034
* Viacom Inc. Class B	3,152,674	129,354
The McGraw-Hill Cos., Inc.	1,879,682	127,856
Carnival Corp.	2,345,029	115,024
Federated Department Stores, Inc.	2,942,271	112,189
* Kohl's Corp.	1,638,361	112,113
Best Buy Co., Inc.	2,199,305	108,184
CBS Corp.	3,456,278	107,767
Staples, Inc.	3,880,043	103,597
Harley-Davidson, Inc.	1,401,492	98,763
NIKE, Inc. Class B	971,960	96,253
Omnicom Group Inc.	917,520	95,918
J.C. Penney Co., Inc. (Holding Co.)	1,191,565	92,179
Johnson Controls, Inc.	1,044,828	89,772
Clear Channel Communications, Inc.	2,518,523	89,508
* DIRECTV Group, Inc.	3,588,640	89,501
Marriott International, Inc. Class A	1,836,585	87,642
Yum! Brands, Inc.	1,446,835	85,074
* Coach, Inc.	1,955,441	84,006
International Game Technology	1,814,239	83,818
* Sears Holdings Corp.	467,456	78,500
Harrah's Entertainment, Inc.	943,891	78,079
* Liberty Media Corp.-Interactive Series A	3,585,800	77,346
Gannett Co., Inc.	1,263,924	76,417
General Motors Corp.	2,419,517	74,328
Starwood Hotels & Resorts Worldwide, Inc.	1,164,926	72,808
Ford Motor Co.	9,680,397	72,700
* Liberty Media Corp.-Capital Series A	719,212	70,468
Fortune Brands, Inc.	806,823	68,895
TJX Cos., Inc.	2,404,728	68,583
Hilton Hotels Corp.	1,960,506	68,422
* Amazon.com, Inc.	1,680,620	66,317
The Gap, Inc.	3,115,441	60,751
* Office Depot, Inc.	1,513,423	57,767
* Bed Bath & Beyond, Inc.	1,507,785	57,447
Limited Brands, Inc.	1,898,538	54,944
Nordstrom, Inc.	1,097,036	54,128
* Las Vegas Sands Corp.	568,078	50,832
Mattel, Inc.	2,019,876	45,770
Genuine Parts Co.	915,640	43,429
Newell Rubbermaid, Inc.	1,480,731	42,867
* EchoStar Communications Corp. Class A	1,104,632	42,009
* Univision Communications Inc.	1,151,619	40,790
* IAC/InterActiveCorp	1,094,093	40,656
D. R. Horton, Inc.	1,507,362	39,930
Eastman Kodak Co.	1,537,563	39,669
Sherwin-Williams Co.	617,693	39,273
* MGM Mirage, Inc.	682,214	39,125
VF Corp.	475,120	38,998
Pulte Homes, Inc.	1,159,862	38,415
H & R Block, Inc.	1,649,957	38,015
NTL Inc.	1,477,998	37,305
Centex Corp.	635,075	35,736
^ Garmin Ltd.	638,068	35,515
Whirlpool Corp.	419,196	34,802
Lennar Corp. Class A	660,632	34,657
* AutoZone Inc.	298,550	34,500
* Wyndham Worldwide Corp.	1,072,110	34,329
Harman International Industries, Inc.	339,418	33,911
American Eagle Outfitters, Inc.	1,073,472	33,503
Abercrombie & Fitch Co.	471,875	32,857
Cablevision Systems NY Group Class A	1,150,751	32,773
* Comcast Corp. Special Class A	762,850	31,948
Black & Decker Corp.	396,641	31,719
* Liberty Global, Inc. Class A	1,052,113	30,669
* Apollo Group, Inc. Class A	786,259	30,641
* CarMax, Inc.	571,010	30,623
Tim Hortons, Inc.	1,035,249	29,981
Darden Restaurants Inc.	743,735	29,876
Tiffany & Co.	753,472	29,566
* Interpublic Group of Cos., Inc.	2,365,956	28,959
* Lamar Advertising Co. Class A	440,221	28,786
* Liberty Global, Inc. Series C	996,801	27,910
Royal Caribbean Cruises, Ltd.	670,504	27,745
* Expedia, Inc.	1,303,808	27,354
Tribune Co.	853,622	26,274
Polo Ralph Lauren Corp.	329,347	25,577
Dollar General Corp.	1,582,810	25,420
Wynn Resorts Ltd.	270,749	25,410
Liz Claiborne, Inc.	553,944	24,074
* ^ Sirius Satellite Radio, Inc.	6,758,444	23,925
E.W. Scripps Co. Class A	474,728	23,708
* R.H. Donnelley Corp.	376,282	23,604
Leggett & Platt, Inc.	970,793	23,202
Family Dollar Stores, Inc.	770,482	22,598
Ross Stores, Inc.	767,478	22,487
* Idearc Inc.	782,097	22,407
Station Casinos, Inc.	271,326	22,159
Washington Post Co. Class B	29,658	22,113
* Discovery Holding Co. Class A	1,368,183	22,014
* ^ Mohawk Industries, Inc.	289,845	21,698
PetSmart, Inc.	749,470	21,630
Hasbro, Inc.	787,758	21,466
KB Home	415,249	21,294
* XM Satellite Radio Holdings, Inc.	1,434,297	20,726
ServiceMaster Co.	1,563,791	20,501
Jones Apparel Group, Inc.	603,530	20,176
Advance Auto Parts, Inc.	562,197	19,992
* Toll Brothers, Inc.	615,950	19,852
Brinker International, Inc.	657,820	19,840
OfficeMax, Inc.	397,646	19,743
The Stanley Works	389,825	19,604
* Chico's FAS, Inc.	938,647	19,421
Foot Locker, Inc.	833,588	18,281
BorgWarner, Inc.	307,658	18,158
* The Goodyear Tire & Rubber Co.	853,251	17,910
^ New York Times Co. Class A	734,736	17,898
Circuit City Stores, Inc.	937,303	17,790
* AutoNation, Inc.	802,853	17,117
Wendy's International, Inc.	512,840	16,970
* O'Reilly Automotive, Inc.	519,272	16,648
* Penn National Gaming, Inc.	393,317	16,370
Williams-Sonoma, Inc.	517,466	16,269
* Dollar Tree Stores, Inc.	532,965	16,042
Service Corp. International	1,563,169	16,022
* NVR, Inc.	24,751	15,964
Brunswick Corp.	497,394	15,867
Claire's Stores, Inc.	475,435	15,756
* ITT Educational Services, Inc.	227,329	15,088
Phillips-Van Heusen Corp.	298,030	14,952
Snap-On Inc.	295,513	14,078
OSI Restaurant Partners, Inc.	359,097	14,077
* Big Lots Inc.	611,946	14,026
Weight Watchers International, Inc.	262,869	13,809
Boyd Gaming Corp.	303,235	13,740
The McClatchy Co. Class A	298,172	12,911
Ryland Group, Inc.	235,204	12,847
* Laureate Education Inc.	263,668	12,822
* AnnTaylor Stores Corp.	388,649	12,763
* Career Education Corp.	509,650	12,629
* Urban Outfitters, Inc.	533,660	12,290
Dillard's Inc.	347,186	12,141
* Hanesbrands Inc.	511,914	12,091
* Payless ShoeSource, Inc.	364,621	11,967
Barnes & Noble, Inc.	300,123	11,918
* Getty Images, Inc.	273,767	11,723
Gentex Corp.	751,134	11,688
RadioShack Corp.	690,168	11,581
* Jarden Corp.	326,101	11,345
* Gaylord Entertainment Co.	220,594	11,235
Meredith Corp.	198,329	11,176
Saks Inc.	626,602	11,166
* Scientific Games Corp.	368,615	11,143
* Rent-A-Center, Inc.	374,253	11,044
Dow Jones & Co., Inc.	290,201	11,028
SCP Pool Corp.	279,499	10,948
Lear Corp.	365,169	10,783
Orient-Express Hotel Ltd.	225,341	10,663
* Aztar Corp.	195,723	10,651
* ^ Nutri/System Inc.	165,009	10,460
* Quiksilver, Inc.	659,584	10,388
MDC Holdings, Inc.	181,361	10,347
^ Polaris Industries, Inc.	219,095	10,260
* The Cheesecake Factory Inc.	408,175	10,041
Beazer Homes USA, Inc.	212,132	9,972
* Dick's Sporting Goods, Inc.	202,269	9,909
Applebee's International, Inc.	401,084	9,895
* Jack in the Box Inc.	161,403	9,852
Men's Wearhouse, Inc.	257,261	9,843
Regis Corp.	245,778	9,718
* GameStop Corp. Class A	174,449	9,614
Standard Pacific Corp.	350,554	9,391
* ^ Marvel Entertainment, Inc.	342,214	9,209
* GameStop Corp. Class B	165,947	9,087
Sotheby's	292,387	9,070
DeVry, Inc.	322,713	9,036
* Panera Bread Co.	161,537	9,032
* Sonic Corp.	374,920	8,979
* Charming Shoppes, Inc.	660,445	8,936
* Aeropostale, Inc.	286,753	8,852
Thor Industries, Inc.	198,225	8,720
* Timberland Co.	275,948	8,714
* Pinnacle Entertainment, Inc.	260,797	8,643
Belo Corp. Class A	466,898	8,582
Ruby Tuesday, Inc.	311,388	8,544
International Speedway Corp.	166,778	8,512
Choice Hotels International, Inc.	198,703	8,365
* ^ Under Armour, Inc.	164,812	8,315
* Tractor Supply Co.	183,413	8,200
Reader's Digest Association, Inc.	489,740	8,179
* priceline.com, Inc.	186,974	8,154
Wolverine World Wide, Inc.	281,307	8,023
* The Children's Place Retail Stores, Inc.	124,669	7,919
John Wiley & Sons Class A	204,717	7,875
Strayer Education, Inc.	73,377	7,782
* Life Time Fitness, Inc.	158,406	7,684
Harte-Hanks, Inc.	277,261	7,683
* Viacom Inc. Class A	187,325	7,682
CBRL Group, Inc.	168,725	7,552
Borders Group, Inc.	337,716	7,548
* Pacific Sunwear of California, Inc.	385,118	7,541
The Yankee Candle Co., Inc.	214,808	7,364
* Zale Corp.	260,544	7,350
* CEC Entertainment Inc.	181,448	7,303
* Coldwater Creek Inc.	297,076	7,284
* Guitar Center, Inc.	159,640	7,257
* ^ Netflix.com, Inc.	277,372	7,173
* Tween Brands, Inc.	179,016	7,148
* ^ Charter Communications, Inc.	2,274,078	6,959
Arbitron Inc.	159,718	6,938
Brown Shoe Co., Inc.	145,204	6,932
American Greetings Corp. Class A	286,041	6,828
Matthews International Corp.	173,238	6,817
Bob Evans Farms, Inc.	197,316	6,752
* Live Nation	299,176	6,702
* DreamWorks Animation SKG, Inc.	226,990	6,694
* The Gymboree Corp.	174,063	6,642
Tupperware Corp.	293,678	6,640
* Visteon Corp.	778,340	6,600
Catalina Marketing Corp.	239,695	6,592
Lee Enterprises, Inc.	207,296	6,439
ArvinMeritor, Inc.	351,385	6,406
* The Warnaco Group, Inc.	250,086	6,347
Jackson Hewitt Tax Service Inc.	186,008	6,319
Regal Entertainment Group Class A	290,903	6,202
* Corinthian Colleges, Inc.	455,008	6,202
Group 1 Automotive, Inc.	118,748	6,142
Winnebago Industries, Inc.	185,802	6,115
ADVO, Inc.	184,608	6,018
* Scholastic Corp.	167,916	6,018
* Carter's, Inc.	235,900	6,015
Ethan Allen Interiors, Inc.	165,064	5,960
* Meritage Corp.	123,583	5,897
* Hovnanian Enterprises Inc. Class A	173,365	5,877
CBS Corp. Class A	187,325	5,848
* Tenneco Automotive, Inc.	235,297	5,817
Aaron Rents, Inc.	200,790	5,779
* Bright Horizons Family Solutions, Inc.	146,953	5,681
* ^ Shuffle Master, Inc.	216,422	5,670
* The Dress Barn, Inc.	242,833	5,665
* LKQ Corp.	246,036	5,656
* Guess ?, Inc.	89,028	5,647
* Hibbett Sporting Goods, Inc.	184,277	5,626
CKE Restaurants Inc.	304,456	5,602
Triarc Cos., Inc. Class B	278,199	5,564
* ^ Select Comfort Corp.	319,215	5,551
* Rare Hospitality International Inc.	167,938	5,530
Entercom Communications Corp.	189,696	5,346
* P.F. Chang's China Bistro, Inc.	139,117	5,339
* Fossil, Inc.	235,473	5,317
Callaway Golf Co.	361,360	5,207
* Vail Resorts Inc.	115,045	5,156
Modine Manufacturing Co.	203,923	5,104
* TRW Automotive Holdings Corp.	196,933	5,095
Domino's Pizza, Inc.	180,395	5,051
* J. Crew Group, Inc.	129,000	4,973
* RCN Corp.	162,758	4,907
Kellwood Co.	147,838	4,808
K-Swiss, Inc.	155,937	4,794
Warner Music Group Corp.	207,496	4,762
* WMS Industries, Inc.	131,655	4,589
^ Cooper Tire & Rubber Co.	320,686	4,586
* Tempur-Pedic International Inc.	222,627	4,555
IHOP Corp.	86,396	4,553
United Auto Group, Inc.	192,152	4,529
Building Materials Holding Corp.	182,883	4,515
* Iconix Brand Group Inc.	231,301	4,485
* Bally Technologies Inc.	238,176	4,449
* Gemstar-TV Guide International, Inc.	1,099,275	4,408
Ameristar Casinos, Inc.	140,231	4,311
Sonic Automotive, Inc.	148,392	4,309
* Skechers U.S.A., Inc.	129,219	4,304
* VistaPrint Ltd.	129,599	4,291
* Valassis Communications, Inc.	295,767	4,289
* ^ Krispy Kreme Doughnuts, Inc.	384,093	4,263
* ^ Blockbuster Inc. Class A	802,637	4,246
* Champion Enterprises, Inc.	448,491	4,198
Interactive Data Corp.	173,052	4,160
* Helen of Troy Ltd.	171,243	4,154
* CSK Auto Corp.	241,747	4,146
Cato Corp. Class A	180,179	4,128
Christopher & Banks Corp.	220,729	4,119
* ^ Crocs, Inc.	93,100	4,022
* Papa John's International, Inc.	138,242	4,010
* Hot Topic, Inc.	298,238	3,978
Furniture Brands International Inc.	244,589	3,970
* Cabela's Inc.	164,332	3,965
Stage Stores, Inc.	127,719	3,881
* Genesco, Inc.	103,325	3,854
* Coinstar, Inc.	124,764	3,814
American Axle & Manufacturing Holdings, Inc.	200,057	3,799
Media General, Inc. Class A	101,625	3,777
* Interface, Inc.	258,899	3,682
Columbia Sportswear Co.	65,397	3,643
* RC2 Corp.	82,222	3,618
* Cox Radio, Inc.	221,203	3,606
The Pep Boys (Manny, Moe & Jack)	241,542	3,589
* Steiner Leisure Ltd.	75,620	3,441
Landry's Restaurants, Inc.	113,706	3,421
* California Pizza Kitchen, Inc.	102,433	3,412
Stewart Enterprises, Inc. Class A	538,202	3,364
* DSW Inc. Class A	86,029	3,318
Hearst-Argyle Television Inc.	129,406	3,300
* Charlotte Russe Holding Inc.	106,841	3,285
Oxford Industries, Inc.	65,944	3,274
^ Brookfield Homes Corp.	86,917	3,264
Sally Beauty Co. Inc.	415,226	3,239
* 99 Cents Only Stores	265,586	3,232
* ^ WCI Communities, Inc.	165,310	3,171
Movado Group, Inc.	108,419	3,144
Talbots Inc.	129,656	3,125
* Denny's Corp.	660,742	3,112
Big 5 Sporting Goods Corp.	127,403	3,111
Steven Madden, Ltd.	88,630	3,110
* ^ Chipotle Mexican Grill, Inc.	54,156	3,087
* Deckers Outdoor Corp.	50,535	3,030
* JAKKS Pacific, Inc.	138,654	3,028
Finish Line, Inc.	209,156	2,987
^ La-Z-Boy Inc.	250,137	2,969
The Marcus Corp.	115,223	2,947
^ Nautilus Inc.	206,011	2,884
* Buffalo Wild Wings Inc.	54,151	2,881
* Midas Inc.	123,520	2,841
* The Wet Seal, Inc. Class A	424,834	2,834
* Jos. A. Bank Clothiers, Inc.	94,450	2,772
* Burger King Holdings Inc.	131,379	2,772
* ^ Six Flags, Inc.	527,142	2,762
The Stride Rite Corp.	183,001	2,760
* ^ Blue Nile Inc.	74,267	2,740
* Keystone Automotive Industries, Inc.	80,473	2,735
Speedway Motorsports, Inc.	71,180	2,733
Martha Stewart Living Omnimedia, Inc.	124,225	2,721
* Cache, Inc.	107,302	2,708
Oakley, Inc.	134,753	2,703
* Red Robin Gourmet Burgers, Inc.	75,206	2,696
* Entravision Communications Corp.	327,163	2,689
* INVESTools Inc.	194,855	2,687
Kimball International, Inc. Class B	110,468	2,684
* Zumiez Inc.	90,692	2,679
* Texas Roadhouse, Inc.	201,912	2,677
Blyth, Inc.	128,909	2,675
* Casual Male Retail Group, Inc.	204,570	2,670
* Trump Entertainment Resorts, Inc.	144,594	2,637
* K2 Inc.	196,591	2,593
* GSI Commerce, Inc.	137,382	2,576
* A.C. Moore Arts & Crafts, Inc.	118,472	2,567
* Retail Ventures, Inc.	134,045	2,552
Asbury Automotive Group, Inc.	107,365	2,530
* O'Charley's Inc.	118,809	2,528
The Buckle, Inc.	48,393	2,461
* Mediacom Communications Corp.	302,813	2,435
* Universal Technical Institute Inc.	109,204	2,425
Westwood One, Inc.	343,378	2,424
* Steak n Shake Co.	135,716	2,389
Pier 1 Imports Inc.	400,143	2,381
* Cumulus Media Inc.	228,181	2,371
* Perry Ellis International Corp.	57,805	2,370
* ^ Progressive Gaming International Corp.	259,208	2,351
Tuesday Morning Corp.	150,861	2,346
Citadel Broadcasting Corp.	234,882	2,339
* ^ Pre-Paid Legal Services, Inc.	59,529	2,329
* Vertrue Inc.	59,228	2,275
* ^ Restoration Hardware, Inc.	266,338	2,267
* Jo-Ann Stores, Inc.	91,149	2,242
Courier Corp.	57,220	2,230
Fred's, Inc.	184,165	2,217
Journal Communications, Inc.	171,800	2,166
bebe stores, inc	109,379	2,165
* MarineMax, Inc.	83,127	2,155
* LodgeNet Entertainment Corp.	86,090	2,155
* Fleetwood Enterprises, Inc.	271,919	2,151
* Volcom, Inc.	72,659	2,149
* Isle of Capri Casinos, Inc.	80,366	2,136
* drugstore.com, Inc.	573,944	2,101
* Aftermarket Technology Corp.	95,903	2,041
Sinclair Broadcast Group, Inc.	194,268	2,040
^ Superior Industries International, Inc.	105,744	2,038
* Sturm, Ruger & Co., Inc.	211,096	2,027
Sealy Corp.	136,600	2,015
Bandag, Inc.	39,874	2,011
* Source Interlink Cos., Inc.	243,034	1,983
* CKX, Inc.	168,398	1,975
UniFirst Corp.	51,370	1,973
* Fuel Systems Solutions, Inc.	88,901	1,963
Lithia Motors, Inc.	68,247	1,963
* Morgans Hotel Group	114,486	1,938
M/I Homes, Inc.	49,298	1,883
* ^ Smith & Wesson Holding Corp.	179,460	1,856
Ambassadors Group, Inc.	60,655	1,841
* ^ Avatar Holding, Inc.	22,732	1,838
* AFC Enterprises, Inc.	103,970	1,837
Stein Mart, Inc.	137,240	1,820
Standard Motor Products, Inc.	121,368	1,818
* Monarch Casino & Resort, Inc.	76,078	1,817
Monaco Coach Corp.	127,548	1,806
* ^ Build-A-Bear-Workshop, Inc.	64,152	1,798
Cherokee Inc.	41,485	1,780
CPI Corp.	38,110	1,772
* ^ TiVo Inc.	345,174	1,767
* PetMed Express, Inc.	132,074	1,763
News Corp., Class B	79,192	1,763
* Steinway Musical Instruments Inc.	56,852	1,762
* Hayes Lemmerz International, Inc.	442,537	1,730
* Applica Inc.	212,971	1,702
* Radio One, Inc.	248,587	1,673
* Great Wolf Resorts, Inc.	119,507	1,668
* ^ Empire Resorts Inc.	191,155	1,657
* dELiA*S, Inc.	157,745	1,655
* Maidenform Brands, Inc.	91,282	1,654
* Exide Technologies	378,300	1,646
Monro Muffler Brake, Inc.	46,600	1,636
Churchill Downs, Inc.	37,929	1,621
Bon-Ton Stores, Inc.	46,778	1,621
Sun-Times Media Group, Inc.	330,088	1,621
* ValueVision Media, Inc.	123,066	1,617
* 4Kids Entertainment Inc.	88,403	1,611
* Syms Corp.	79,087	1,575
Salem Communications Corp.	131,120	1,567
* Morningstar, Inc.	34,651	1,561
Cadmus Communications Corp.	62,329	1,522
* Red Lion Hotels Corp.	118,613	1,511
Triarc Cos., Inc. Class A	69,353	1,508
* Drew Industries, Inc.	57,757	1,502
* McCormick & Schmick's Seafood Restaurants, Inc.	62,002	1,491
Dover Downs Gaming & Entertainment, Inc.	110,014	1,471
* Ruth's Chris Steak House	79,880	1,460
* ^ True Religion Apparel, Inc.	94,949	1,454
Gray Television, Inc.	198,215	1,453
* Harris Interactive Inc.	283,490	1,429
* ^ West Marine, Inc.	82,308	1,421
Arctic Cat, Inc.	79,164	1,392
* Audiovox Corp.	98,510	1,388
* MTR Gaming Group Inc.	112,945	1,380
* Buca, Inc.	282,386	1,358
* PRIMEDIA Inc.	799,511	1,351
* ^ Citi Trends Inc.	33,968	1,346
^ Charles & Colvard Ltd.	167,245	1,338
Journal Register Co.	181,458	1,325
National Presto Industries, Inc.	22,030	1,319
* New York & Co., Inc.	100,631	1,316
* Stamps.com Inc.	82,950	1,306
* Playboy Enterprises, Inc. Class B	113,276	1,298
* ^ Palm Harbor Homes, Inc.	91,733	1,286
^ Carmike Cinemas, Inc.	63,015	1,285
Haverty Furniture Cos., Inc.	86,558	1,281
Kenneth Cole Productions, Inc.	53,099	1,274
Blair Corp.	38,793	1,270
Spartan Motors, Inc.	83,206	1,263
* ^ GenTek, Inc.	36,475	1,262
Emmis Communications, Inc.	152,064	1,253
* Bluegreen Corp.	97,269	1,248
* Cavco Industries, Inc.	35,488	1,244
* DG FastChannel Inc.	91,619	1,235
* Fisher Communications, Inc.	27,857	1,232
* Universal Electronics, Inc.	58,161	1,223
CSS Industries, Inc.	34,545	1,222
* Strattec Security Corp.	26,070	1,215
* ProQuest Co.	116,131	1,214
* Radio One, Inc. Class D	178,692	1,204
* Luby's, Inc.	109,281	1,190
Skyline Corp.	29,536	1,188
* ^ Leapfrog Enterprises, Inc.	123,795	1,174
World Wrestling Entertainment, Inc.	71,639	1,168
* 1-800 Contacts, Inc.	71,518	1,166
Weyco Group, Inc.	46,394	1,153
* ^ Overstock.com, Inc.	72,767	1,150
* Lin TV Corp.	114,737	1,142
* ^ Multimedia Games Inc.	118,633	1,139
* Famous Dave's of America, Inc.	69,145	1,139
Ambassadors International, Inc.	24,942	1,138
* Benihana Inc. Class A	36,678	1,126
* Youbet.com, Inc.	304,391	1,123
^ Libbey, Inc.	90,872	1,121
* Unifi, Inc.	454,336	1,113
* Cost Plus, Inc.	108,069	1,113
* ^ America's Car-Mart, Inc.	93,806	1,113
* Hancock Fabrics, Inc.	322,476	1,109
* ^ Bally Total Fitness Holding Corp.	445,851	1,092
Sauer-Danfoss, Inc.	33,671	1,086
Stanley Furniture Co., Inc.	49,539	1,063
* ^ Escala Group, Inc.	136,903	1,053
Noble International, Ltd.	52,258	1,048
* Hartmarx Corp.	147,269	1,040
* ^ Movie Gallery, Inc.	294,490	1,037
Bandag, Inc. Class A	20,731	1,036
Superior Uniform Group, Inc.	78,989	1,016
* Alloy, Inc.	87,985	1,013
* Systemax Inc.	57,948	1,011
* 1-800-FLOWERS.COM, Inc.	162,971	1,004
* Lenox Group, Inc.	156,015	998
* Rentrak Corp.	63,831	989
* Nexstar Broadcasting Group, Inc.	213,955	984
* G-III Apparel Group, Ltd.	52,244	984
Bassett Furniture Industries, Inc.	59,716	976
* Russ Berrie and Co., Inc.	61,684	953
* Stoneridge, Inc.	116,297	952
* Cosi, Inc.	187,108	952
* Hampshire Group, Ltd.	57,458	952
* Friendly Ice Cream Corp.	77,693	952
* Gaiam, Inc.	69,223	947
Levitt Corp. Class A	77,344	947
Hooker Furniture Corp.	59,947	940
* Mothers Work, Inc.	23,789	937
* BJ's Restaurants Inc.	45,830	926
^ Technical Olympic USA, Inc.	91,046	926
^ Tarragon Corp.	76,065	926
* Interstate Hotels & Resorts, Inc.	123,611	922
Handleman Co.	136,062	921
* ^ Audible, Inc.	116,061	920
* Saga Communications, Inc.	94,074	904
Lennar Corp. Class B	18,034	886
* Shoe Carnival, Inc.	27,209	860
* ^ Syntax-Brillian Corp.	99,646	856
* ^ Conn's, Inc.	36,348	846
* Spanish Broadcasting System, Inc.	200,869	826
Traffix, Inc.	146,214	801
Marine Products Corp.	67,069	787
* Knology, Inc.	73,130	778
* ^ Quantum Fuel Systems Technologies Worldwide, Inc.	481,467	770
* Riviera Holdings Corp.	31,700	766
* Dorman Products, Inc.	70,144	760
Cutter & Buck Inc.	69,732	751
* Core-Mark Holding Co., Inc.	22,436	750
* Magna Entertainment Corp. Class A	164,509	742
* Lodgian, Inc.	54,256	738
Escalade, Inc.	68,440	732
* REX Stores Corp.	40,359	716
^ Orleans Homebuilders, Inc.	37,570	706
* Virco Manufacturing Corp.	89,390	697
* Daily Journal Corp.	16,429	688
* ^ Century Casinos, Inc.	61,573	687
* ^ Navarre Corp.	169,942	676
* Educate, Inc.	93,537	666
Coachmen Industries, Inc.	60,323	664
* The Princeton Review, Inc.	125,228	661
* Ashworth, Inc.	90,595	658
* Trans World Entertainment Corp.	99,692	656
* Hovnanian Enterprises	19,300	654
* Duckwall-ALCO Stores, Inc.	15,961	622
Coinmach Service Corp. Class A	51,740	616
* Hallwood Group Inc.	4,900	600
S&K Famous Brands Inc.	46,595	591
* Hastings Entertainment, Inc.	83,118	588
* The Dixie Group, Inc.	46,467	587
California Coastal Communities, Inc.	26,846	576
* Johnson Outdoors Inc.	30,850	573
* Wilsons The Leather Experts Inc.	271,903	555
* Carriage Services, Inc.	107,814	549
* Shiloh Industries, Inc.	28,631	543
* Blockbuster Inc. Class B	104,887	514
* ^ Sharper Image Corp.	53,600	496
Books-a-Million Inc.	21,838	495
* Proliance International Inc.	106,628	490
* ^ Home Solutions of America	81,300	476
* ^ Reading International Inc. Class A	56,841	471
* Mity-Lite Inc.	26,247	470
Lifetime Brands, Inc.	28,092	462
* Directed Electronics Inc.	38,541	441
Beasley Broadcast Group, Inc.	45,814	438
* Regent Communications, Inc.	154,016	436
* Rubio's Restaurants, Inc.	44,164	435
* Emerson Radio Corp.	135,771	428
* ^ Private Media Group, Inc.	105,568	425
* Outdoor Channel Holdings Inc.	32,726	420
* Pomeroy IT Solutions, Inc.	55,031	418
* Benihana Inc.	13,000	409
* The Smith & Wollensky Restaurant Group, Inc.	79,005	402
* PC Mall, Inc.	37,977	400
* Kirkland's, Inc.	79,245	398
* ^ Design Within Reach Inc.	79,285	391
Dover Motorsports, Inc.	71,458	379
* Tweeter Home Entertainment Group, Inc.	164,594	349
* Young Broadcasting Inc.	121,467	343
Canterbury Park Holding Corp.	23,700	325
* New Frontier Media, Inc.	33,300	320
Craftmade International, Inc.	17,482	314
Xerium Technologies Inc.	29,420	288
* ^ Gander Mountain Co.	31,121	280
* Acme Communications, Inc.	54,000	271
Aaron Rents, Inc.	10,125	267
* Amerigon Inc.	27,500	266
* NTN Communications, Inc.	190,040	260
Deb Shops, Inc.	9,220	243
Cobra Electronics Corp.	25,400	243
* Finlay Enterprises, Inc.	29,106	233
* Bombay Co.	157,833	202
* FTD Group, Inc.	11,200	200
* ^ Pegasus Communications Corp.	90,383	191
* ^ iRobot Corp.	10,213	184
* Fairchild Corp.	83,745	183
* National R. V. Holdings, Inc.	48,475	179
* Emak Worldwide Inc.	30,100	178
* Champps Entertainment Inc.	24,973	174
* Nevada Gold & Casinos, Inc.	44,200	168
* Catalina Lighting, Inc.	23,200	161
* Sport Chalet, Inc. Class A	17,425	160
* Mestek, Inc.	11,341	156
Tandy Brands Accessories, Inc.	12,890	151
* ^ Salton, Inc.	66,200	149
* Triple Crown Media, Inc.	19,152	148
* Image Entertainment, Inc.	39,900	139
* Lazare Kaplan International, Inc.	13,648	136
* Winmark Corp.	6,600	133
* Tarrant Apparel Group, Inc.	79,976	118
* Concord Camera Corp.	24,141	109
* ION Media Networks, Inc.	197,451	99
* ^ Dominion Homes, Inc.	18,022	95
* United Retail Group, Inc.	6,359	89
* ^ Comstock Homebuilding Cos., Inc.	15,339	88
* Max & Erma's Restaurant, Inc.	10,700	86
* Fedders Corp.	79,482	80
* Meade Instruments Corp.	37,425	74
* ^ Interactive Systems Worldwide, Inc.	27,000	61
* ^ Rockford Corp.	21,790	54
* Innovo Group Inc.	51,376	35
* Quaker Fabric Corp.	28,900	34
* Tag-It Pacific, Inc.	32,250	33
* SPAR Group, Inc.	16,174	21
* Sport Chalet, Inc.	1,825	17
* Hollywood Media Corp.	2,350	10
* Oakwood Homes Corp.	81,969	1
* IAC InterActiveCorp Warrants Exp. 2/4/09	38	1
* ^ Gadzooks, Inc.	257,226	1
* Expedia Inc. Warrants Exp. 2/4/09	38	-

	9,873,874

Consumer Staples (8.0%)
The Procter & Gamble Co.	16,951,053	1,089,444
Altria Group, Inc.	11,176,379	959,157
Wal-Mart Stores, Inc.	13,354,877	616,728
PepsiCo, Inc.	8,802,190	550,577
The Coca-Cola Co.	11,255,587	543,082
Walgreen Co.	5,383,869	247,066
Anheuser-Busch Cos., Inc.	4,107,366	202,082
Colgate-Palmolive Co.	2,759,951	180,059
Kimberly-Clark Corp.	2,447,047	166,277
CVS Corp.	4,387,554	135,619
Costco Wholesale Corp.	2,499,771	132,163
Sysco Corp.	3,305,144	121,497
General Mills, Inc.	1,780,804	102,574
Archer-Daniels-Midland Co.	3,145,548	100,532
The Kroger Co.	3,668,183	84,625
Safeway, Inc.	2,376,330	82,126
H.J. Heinz Co.	1,771,692	79,744
Avon Products, Inc.	2,393,333	79,076
ConAgra Foods, Inc.	2,729,161	73,687
Sara Lee Corp.	4,065,692	69,239
Kellogg Co.	1,379,012	69,033
Reynolds American Inc.	949,114	62,138
The Clorox Co.	807,619	51,809
UST, Inc.	859,575	50,027
Campbell Soup Co.	1,209,990	47,057
Bunge Ltd.	639,475	46,368
Wm. Wrigley Jr. Co.	864,578	44,716
The Hershey Co.	880,031	43,826
Kraft Foods Inc.	1,136,176	40,561
SuperValu Inc.	1,133,244	40,513
Carolina Group	580,272	37,555
Whole Foods Market, Inc.	755,693	35,465
* Constellation Brands, Inc. Class A	1,075,838	31,221
* Dean Foods Co.	716,204	30,281
Molson Coors Brewing Co. Class B	378,730	28,950
Coca-Cola Enterprises, Inc.	1,402,206	28,633
The Estee Lauder Cos. Inc. Class A	644,372	26,303
McCormick & Co., Inc.	631,337	24,344
The Pepsi Bottling Group, Inc.	753,711	23,297
Tyson Foods, Inc.	1,350,895	22,222
* Energizer Holdings, Inc.	292,051	20,733
Brown-Forman Corp. Class B	248,647	16,470
* Rite Aid Corp.	2,866,918	15,596
Hormel Foods Corp.	405,346	15,136
Church & Dwight, Inc.	346,500	14,778
J.M. Smucker Co.	290,829	14,096
* Smithfield Foods, Inc.	535,729	13,747
Corn Products International, Inc.	396,704	13,702
* NBTY, Inc.	307,816	12,796
Del Monte Foods Co.	1,072,078	11,825
* Hansen Natural Corp.	343,638	11,574
* BJ's Wholesale Club, Inc.	359,460	11,183
* Alberto-Culver Co.	424,576	9,107
Wm. Wrigley Jr. Co. Class B	171,685	8,825
* Herbalife Ltd.	211,467	8,493
Delta & Pine Land Co.	198,938	8,047
Flowers Foods, Inc.	295,231	7,968
* United Natural Foods, Inc.	218,785	7,859
PepsiAmericas, Inc.	351,741	7,380
* Ralcorp Holdings, Inc.	144,024	7,329
Pilgrim's Pride Corp.	236,849	6,970
Universal Corp. (VA)	141,261	6,923
* Hain Celestial Group, Inc.	212,601	6,635
Longs Drug Stores, Inc.	151,054	6,402
Lancaster Colony Corp.	138,807	6,151
Casey's General Stores, Inc.	241,559	5,689
* The Pantry, Inc.	113,587	5,320
Nu Skin Enterprises, Inc.	286,444	5,222
* Performance Food Group Co.	188,336	5,206
* Central Garden and Pet Co.	101,359	4,908
Ruddick Corp.	176,449	4,896
* Chattem, Inc.	94,342	4,725
Tootsie Roll Industries, Inc.	142,670	4,665
* TreeHouse Foods Inc.	138,340	4,316
* Central European Distribution Corp.	144,871	4,303
The Andersons, Inc.	101,077	4,285
* Playtex Products, Inc.	280,513	4,037
Chiquita Brands International, Inc.	223,682	3,572
Sanderson Farms, Inc.	107,874	3,268
J & J Snack Foods Corp.	76,359	3,161
^ Vector Group Ltd.	173,937	3,087
WD-40 Co.	88,206	3,076
Seaboard Corp.	1,633	2,882
* Elizabeth Arden, Inc.	148,568	2,830
* Alliance One International, Inc.	384,394	2,714
Premium Standard Farms Inc.	140,875	2,616
* ^ USANA Health Sciences, Inc.	50,385	2,603
The Topps Co., Inc.	286,027	2,546
Weis Markets, Inc.	62,773	2,518
The Great Atlantic & Pacific Tea Co., Inc.	96,756	2,490
* Prestige Brands Holdings Inc.	170,144	2,215
* Spectrum Brands Inc.	194,664	2,122
* Darling International, Inc.	358,705	1,976
Lance, Inc.	96,878	1,945
* Peet's Coffee & Tea Inc.	72,158	1,893
Nash-Finch Co.	66,265	1,809
MGP Ingredients, Inc.	77,918	1,762
Reddy Ice Holdings, Inc.	67,894	1,753
* Pathmark Stores, Inc.	156,289	1,743
Ingles Markets, Inc.	54,259	1,616
* Smart & Final Inc.	81,970	1,549
Spartan Stores, Inc.	72,143	1,510
Alico, Inc.	28,517	1,444
* ^ Wild Oats Markets Inc.	97,012	1,395
* Boston Beer Co., Inc. Class A	37,558	1,351
^ Imperial Sugar Co.	53,600	1,298
Coca-Cola Bottling Co.	18,415	1,260
* John B. Sanfilippo & Son, Inc.	101,373	1,243
^ Mannatech, Inc.	81,556	1,201
* PriceSmart, Inc.	66,650	1,194
* Green Mountain Coffee Roasters, Inc.	22,303	1,098
National Beverage Corp.	63,526	891
Inter Parfums, Inc.	41,166	790
Arden Group Inc. Class A	5,738	710
* ^ Lifeway Foods, Inc.	72,138	674
* ^ Parlux Fragrances, Inc.	118,160	658
* Medifast, Inc.	50,508	635
Diamond Foods, Inc.	33,074	629
Farmer Brothers, Inc.	29,106	621
* Revlon, Inc. Class A	473,009	605
* Jones Soda Co.	47,500	584
Reliv International, Inc.	56,600	491
Village Super Market Inc. Class A	5,587	478
* ^ Star Scientific, Inc.	146,139	475
* Omega Protein Corp.	57,107	441
Oil-Dri Corp. of America	24,593	415
Tasty Baking Co. Class A	43,800	394
* Griffin Land & Nurseries, Inc.	11,315	367
Cal-Maine Foods, Inc.	34,070	292
* Zapata Corp.	40,500	284
* Maui Land & Pineapple Co., Inc.	8,095	275
* Schiff Nutrition International, Inc.	36,550	243
* Seneca Foods Corp.	8,180	201
* Inventure Group, Inc.	57,650	141
* Integrated Biopharma, Inc.	13,700	95
* Vermont Pure Holdings, Ltd.	29,700	45
* Revlon, Inc. Rights Exp. 1/19/07	473,009	24
* American Italian Pasta Co.	63	1

	6,809,169

Energy (9.3%)
ExxonMobil Corp.	31,737,987	2,432,082
Chevron Corp.	11,734,550	862,841
ConocoPhillips Co.	8,357,608	601,330
Schlumberger Ltd.	6,321,848	399,288
Occidental Petroleum Corp.	4,516,174	220,525
Marathon Oil Corp.	1,914,232	177,066
Halliburton Co.	5,511,037	171,118
Valero Energy Corp.	3,275,662	167,583
Devon Energy Corp.	2,237,716	150,106
* Transocean Inc.	1,683,001	136,138
Baker Hughes, Inc.	1,756,857	131,167
Apache Corp.	1,759,292	117,011
Anadarko Petroleum Corp.	2,331,954	101,487
XTO Energy, Inc.	1,856,718	87,359
Williams Cos., Inc.	3,183,400	83,150
EOG Resources, Inc.	1,296,418	80,961
* Weatherford International Ltd.	1,849,852	77,305
GlobalSantaFe Corp.	1,274,811	74,933
Chesapeake Energy Corp.	2,373,337	68,945
Hess Corp.	1,350,452	66,942
Kinder Morgan, Inc.	572,306	60,521
* National Oilwell Varco Inc.	936,607	57,302
Peabody Energy Corp.	1,413,435	57,117
El Paso Corp.	3,726,060	56,934
Noble Corp.	731,706	55,719
* Nabors Industries, Inc.	1,599,443	47,631
BJ Services Co.	1,608,550	47,163
Noble Energy, Inc.	943,339	46,290
Murphy Oil Corp.	899,185	45,724
Smith International, Inc.	1,077,951	44,271
Sunoco, Inc.	697,275	43,482
ENSCO International, Inc.	820,439	41,071
* Ultra Petroleum Corp.	822,627	39,280
* Newfield Exploration Co.	700,870	32,205
* Cameron International Corp.	598,017	31,725
* Southwestern Energy Co.	901,518	31,598
CONSOL Energy, Inc.	979,520	31,472
* Grant Prideco, Inc.	697,083	27,723
Diamond Offshore Drilling, Inc.	346,397	27,691
Pioneer Natural Resources Co.	669,328	26,566
* Pride International, Inc.	875,442	26,263
Tesoro Petroleum Corp.	366,569	24,109
Arch Coal, Inc.	770,843	23,148
* FMC Technologies Inc.	368,457	22,708
Patterson-UTI Energy, Inc.	886,842	20,601
Rowan Cos., Inc.	590,423	19,602
* Plains Exploration & Production Co.	410,712	19,521
Range Resources Corp.	705,206	19,365
* Denbury Resources, Inc.	642,126	17,845
Frontier Oil Corp.	573,630	16,486
* Veritas DGC Inc.	191,592	16,406
Cimarex Energy Co.	442,117	16,137
Cabot Oil & Gas Corp.	259,067	15,712
Pogo Producing Co.	310,551	15,043
* Superior Energy Services, Inc.	456,674	14,924
* Helix Energy Solutions Group, Inc.	465,158	14,592
Tidewater Inc.	287,148	13,886
Helmerich & Payne, Inc.	567,154	13,878
Holly Corp.	265,421	13,643
* Kinder Morgan Management, LLC	264,640	12,089
* Oceaneering International, Inc.	293,278	11,643
* Unit Corp.	237,039	11,485
* Todco Class A	332,395	11,358
* Core Laboratories N.V	135,592	10,983
St. Mary Land & Exploration Co.	293,955	10,829
* Universal Compression Holdings, Inc.	163,425	10,150
Massey Energy Co.	432,845	10,055
* Dresser Rand Group, Inc.	408,080	9,986
* TETRA Technologies, Inc.	388,438	9,936
* Forest Oil Corp.	303,901	9,931
* Petrohawk Energy Corp.	815,987	9,384
* SEACOR Holdings Inc.	93,270	9,247
* Whiting Petroleum Corp.	197,927	9,223
Overseas Shipholding Group Inc.	161,117	9,071
* Hanover Compressor Co.	470,796	8,893
* ^ Quicksilver Resources, Inc.	229,262	8,389
* Oil States International, Inc.	256,354	8,262
* Hydrill Co.	109,732	8,251
* ^ Cheniere Energy, Inc.	284,508	8,214
Foundation Coal Holdings, Inc.	246,960	7,843
* W-H Energy Services, Inc.	160,685	7,824
OMI Corp.	362,801	7,681
* EXCO Resources, Inc.	450,779	7,623
* Atwood Oceanics, Inc.	151,090	7,399
* Lone Star Technologies, Inc.	149,468	7,236
* Comstock Resources, Inc.	231,986	7,205
* Swift Energy Co.	158,798	7,116
* Grey Wolf, Inc.	1,037,233	7,115
Penn Virginia Corp.	100,437	7,035
World Fuel Services Corp.	151,962	6,756
* Houston Exploration Co.	129,859	6,724
Berry Petroleum Class A	205,302	6,366
* Delta Petroleum Corp.	272,017	6,300
* Global Industries Ltd.	475,418	6,199
* ^ Input/Output, Inc.	452,931	6,173
* Giant Industries, Inc.	79,461	5,956
* Encore Acquisition Co.	236,952	5,812
* USEC Inc.	432,048	5,496
* Energy Partners, Ltd.	201,414	4,919
* Parker Drilling Co.	601,072	4,911
* Alpha Natural Resources, Inc.	334,304	4,757
* Atlas America, Inc.	91,893	4,684
Lufkin Industries, Inc.	79,432	4,613
^ CARBO Ceramics Inc.	123,297	4,608
* ATP Oil & Gas Corp.	116,412	4,606
* Hornbeck Offshore Services, Inc.	128,926	4,603
* Stone Energy Corp.	128,780	4,552
* Bristow Group, Inc.	121,645	4,390
^ General Maritime Corp.	121,057	4,260
* Pioneer Drilling Co.	319,536	4,243
* Carrizo Oil & Gas, Inc.	144,669	4,198
W&T Offshore, Inc.	135,665	4,168
* ^ Evergreen Energy, Inc.	400,366	3,960
* Rosetta Resources, Inc.	210,511	3,930
Crosstex Energy, Inc.	119,850	3,798
* Mariner Energy Inc.	193,291	3,789
* Parallel Petroleum Corp.	210,183	3,693
* Bill Barrett Corp.	133,422	3,630
* Dril-Quip, Inc.	91,670	3,590
* Newpark Resources, Inc.	497,858	3,590
* Petroleum Development Corp.	82,660	3,559
* Hercules Offshore, Inc.	117,840	3,406
Western Refining, Inc.	133,200	3,391
* ^ Pacific Ethanol, Inc.	216,808	3,337
* Gulfmark Offshore, Inc.	88,170	3,298
* ^ Goodrich Petroleum Corp.	89,212	3,228
* CNX Gas Corp.	123,286	3,144
Gulf Island Fabrication, Inc.	83,973	3,099
* PetroQuest Energy, Inc.	242,800	3,093
* The Exploration Co. of Delaware, Inc.	221,298	2,952
* International Coal Group, Inc.	519,301	2,830
* ^ Rentech, Inc.	714,644	2,694
* Warren Resources Inc.	228,112	2,673
* Arena Resources, Inc.	61,700	2,635
* ^ Matrix Service Co.	161,016	2,592
RPC Inc.	144,838	2,445
* Allis-Chalmers Energy Inc.	102,350	2,358
* Aventine Renewable Energy Holdings, Inc.	96,122	2,265
* Enbridge Energy Management LLC	45,424	2,203
* Harvest Natural Resources, Inc.	206,921	2,200
* Trico Marine Services, Inc.	55,925	2,142
* ^ GMX Resources Inc.	56,780	2,016
* ^ Toreador Resources Corp.	77,977	2,009
* Complete Production Services, Inc.	94,082	1,995
* Dawson Geophysical	54,595	1,989
Alon USA Energy, Inc.	73,079	1,923
* ^ CanArgo Energy Corp	1,128,079	1,827
* Basic Energy Services Inc.	72,991	1,799
* Endeavor International Corp.	778,475	1,783
* ^ Gasco Energy Inc.	720,538	1,765
* NATCO Group Inc.	53,650	1,710
* ^ McMoRan Exploration Co.	118,973	1,692
* Double Eagle Petroleum Co.	68,843	1,691
* ^ Willbros Group, Inc.	88,830	1,679
* ^ Transmeridian Exploration Inc.	472,681	1,631
* Vaalco Energy, Inc.	236,668	1,598
* Horizon Offshore, Inc.	94,000	1,532
* Bronco Drilling Co., Inc.	88,418	1,520
* ^ GeoGlobal Resources Inc.	185,940	1,460
* Brigham Exploration Co.	197,779	1,446
* PHI Inc. Non-Voting	44,025	1,441
MarkWest Hydrocarbon, Inc.	28,246	1,371
* Clayton Williams Energy, Inc.	36,120	1,312
* Superior Well Services, Inc.	51,256	1,310
* Callon Petroleum Co.	85,521	1,285
* Edge Petroleum Corp.	69,389	1,266
* Aurora Oil & Gas Corp.	376,720	1,209
* ^ Tri-Valley Corp.	124,482	1,181
* ^ FX Energy, Inc.	187,896	1,159
* ^ SulphCo, Inc.	229,662	1,084
* The Meridian Resource Corp.	340,550	1,052
* ^ Syntroleum Corp.	298,231	1,032
* VeraSun Energy Corp.	43,000	849
* Westmoreland Coal Co.	41,652	819
* ^ James River Coal Co.	85,232	791
* ^ Contango Oil & Gas Co.	31,900	760
* Bois d'Arc Energy, Inc.	50,547	740
* Abraxas Petroleum Corp.	225,311	696
* Credo Pete Corp.	51,912	622
* Quest Resource Corp.	55,000	556
NGP Capital Resources Co.	32,150	539
* Gulfport Energy Corp.	37,900	515
Barnwell Industries, Inc.	18,800	450
* ^ Infinity, Inc.	115,481	393
Delek US Holdings, Inc.	19,500	320
* Harken Energy Corp.	576,252	288
* ^ American Oil & Gas Inc.	36,000	236
Arlington Tankers Ltd.	9,500	222
* ^ Boots & Coots International Well Control, Inc.	75,450	169
* Metretek Technologies, Inc.	13,700	169
* Penn Octane Corp.	40,749	20

	7,939,886

Financials (22.3%)
Citigroup, Inc.	26,393,990	1,470,145
Bank of America Corp.	24,162,191	1,290,019
JPMorgan Chase & Co.	18,533,043	895,146
American International Group, Inc.	11,793,153	845,097
Wells Fargo & Co.	17,041,937	606,011
Wachovia Corp.	10,220,383	582,051
Morgan Stanley	5,151,050	419,450
Merrill Lynch & Co., Inc.	4,482,919	417,360
The Goldman Sachs Group, Inc.	2,074,410	413,534
American Express Co.	5,837,878	354,184
U.S. Bancorp	9,488,949	343,405
Fannie Mae	5,180,250	307,655
Freddie Mac	3,695,766	250,943
MetLife, Inc.	4,056,264	239,360
Washington Mutual, Inc.	5,114,552	232,661
Prudential Financial, Inc.	2,591,066	222,469
The Allstate Corp.	3,195,146	208,036
The St. Paul Travelers, Cos. Inc.	3,691,475	198,195
Lehman Brothers Holdings, Inc.	2,440,089	190,620
Capital One Financial Corp.	2,184,392	167,805
The Bank of New York Co., Inc.	4,075,256	160,443
SunTrust Banks, Inc.	1,850,778	156,298
The Hartford Financial Services Group Inc.	1,625,310	151,658
* Berkshire Hathaway Inc. Class B	40,823	149,657
Regions Financial Corp.	3,888,128	145,416
Countrywide Financial Corp.	3,268,908	138,765
BB&T Corp.	2,868,626	126,019

AFLAC Inc.	2,651,554	121,972
Simon Property Group, Inc. REIT	1,182,216	119,747
State Street Corp.	1,770,036	119,371
National City Corp.	3,212,904	117,464
PNC Financial Services Group	1,573,690	116,516
The Chubb Corp.	2,195,997	116,190
Charles Schwab Corp.	5,798,479	112,143
Fifth Third Bancorp	2,682,708	109,803
SLM Corp.	2,189,976	106,805
ACE Ltd.	1,738,879	105,324
Franklin Resources Corp.	944,214	104,024
Lincoln National Corp.	1,500,545	99,636
Bear Stearns Co., Inc.	611,599	99,556
Progressive Corp. of Ohio	3,923,705	95,032
The Chicago Mercantile Exchange	185,610	94,615
* Berkshire Hathaway Inc. Class A	848	93,272
Mellon Financial Corp.	2,198,389	92,662
Equity Office Properties Trust REIT	1,871,292	90,140
Vornado Realty Trust REIT	729,122	88,588
Moody's Corp.	1,280,097	88,403
Marsh & McLennan Cos., Inc.	2,793,822	85,659
Loews Corp.	2,059,941	85,426
The Principal Financial Group, Inc.	1,439,227	84,483
Genworth Financial Inc.	2,432,415	83,213
KeyCorp	2,156,020	81,993
ProLogis REIT	1,310,480	79,638
Equity Residential REIT	1,555,416	78,937
XL Capital Ltd. Class A	964,948	69,496
Archstone-Smith Trust REIT	1,146,202	66,720
Public Storage, Inc. REIT	673,767	65,692
Boston Properties, Inc. REIT	581,000	65,002
Host Hotels & Resorts Inc. REIT	2,645,505	64,947
Ameriprise Financial, Inc.	1,173,957	63,981
Legg Mason Inc.	666,875	63,386
General Growth Properties Inc. REIT	1,162,615	60,723
Northern Trust Corp.	989,493	60,052
CIT Group Inc.	1,062,336	59,246
Marshall & Ilsley Corp.	1,225,816	58,974
T. Rowe Price Group Inc.	1,327,826	58,119
Kimco Realty Corp. REIT	1,201,340	54,000
Aon Corp.	1,513,045	53,471
MBIA, Inc.	719,980	52,602
Avalonbay Communities, Inc. REIT	397,760	51,729
Sovereign Bancorp, Inc.	2,029,860	51,538
* E*TRADE Financial Corp.	2,283,897	51,205
Comerica, Inc.	866,775	50,862
Ambac Financial Group, Inc.	567,048	50,507
Zions Bancorp	541,642	44,653
M & T Bank Corp.	356,357	43,533
Synovus Financial Corp.	1,386,126	42,734
Hudson City Bancorp, Inc.	2,894,800	40,180
Cincinnati Financial Corp.	880,669	39,903
Compass Bancshares Inc.	657,056	39,193
Safeco Corp.	622,624	38,945
Health Care Properties Investors REIT	1,037,960	38,218
Plum Creek Timber Co. Inc. REIT	958,909	38,213
UnumProvident Corp.	1,833,075	38,091
Developers Diversified Realty Corp. REIT	588,254	37,031
American Capital Strategies, Ltd.	761,909	35,246
SL Green Realty Corp. REIT	265,080	35,197
* Realogy Corp.	1,151,639	34,918
Everest Re Group, Ltd.	348,193	34,161
* CB Richard Ellis Group, Inc.	1,018,909	33,828
Torchmark Corp.	530,121	33,801
Commerce Bancorp, Inc.	949,520	33,490
The Macerich Co. REIT	385,145	33,342
iStar Financial Inc. REIT	669,153	31,999
Assurant, Inc.	575,385	31,790
Mercantile Bankshares Corp.	671,464	31,418
W.R. Berkley Corp.	871,289	30,068
Duke Realty Corp. REIT	724,677	29,639
Apartment Investment & Management Co. Class A REIT	522,161	29,251
Regency Centers Corp. REIT	368,406	28,798
Huntington Bancshares Inc.	1,210,184	28,742
* ^ NYSE Group Inc.	293,457	28,524
MGIC Investment Corp.	451,072	28,210
AMB Property Corp. REIT	474,581	27,815
Old Republic International Corp.	1,171,806	27,280
Fidelity National Financial, Inc. Class A	1,115,233	26,632
TD Ameritrade Holding Corp.	1,638,381	26,509
First Horizon National Corp.	629,492	26,300
A.G. Edwards & Sons, Inc.	409,876	25,941
Popular, Inc.	1,420,974	25,506
^ Allied Capital Corp.	777,358	25,404
Federal Realty Investment Trust REIT	293,506	24,948
Leucadia National Corp.	866,814	24,444
Axis Capital Holdings Ltd.	730,853	24,389
Janus Capital Group Inc.	1,104,930	23,855
* Markel Corp.	49,294	23,666
^ Liberty Property Trust REIT	481,066	23,640
Radian Group, Inc.	436,629	23,539
White Mountains Insurance Group Inc.	40,374	23,394
United Dominion Realty Trust REIT	720,101	22,892
New York Community Bancorp, Inc.	1,420,105	22,864
Camden Property Trust REIT	301,271	22,249
Associated Banc-Corp	637,518	22,237
RenaissanceRe Holdings Ltd.	367,734	22,064
Hospitality Properties Trust REIT	462,478	21,982
Nuveen Investments, Inc. Class A	422,731	21,931
The PMI Group Inc.	462,949	21,837
PartnerRe Ltd.	305,589	21,706
Eaton Vance Corp.	648,373	21,403
* IntercontinentalExchange Inc.	196,810	21,236
Ventas, Inc. REIT	500,790	21,193
SEI Investments Co.	344,171	20,499
Forest City Enterprise Class A	348,352	20,344
^ The St. Joe Co.	379,058	20,306
Reckson Associates Realty Corp. REIT	444,896	20,287
Weingarten Realty Investors REIT	434,138	20,018
TD Banknorth, Inc.	613,101	19,791
Colonial BancGroup, Inc.	749,882	19,302
HCC Insurance Holdings, Inc.	598,296	19,199
UnionBanCal Corp.	304,674	18,661
BRE Properties Inc. Class A REIT	277,632	18,052
Brown & Brown, Inc.	638,374	18,009
Jones Lang LaSalle Inc.	194,956	17,969
First American Corp.	438,935	17,856
* AmeriCredit Corp.	701,758	17,663
TCF Financial Corp.	631,297	17,310
* Affiliated Managers Group, Inc.	163,634	17,203
Mack-Cali Realty Corp. REIT	335,786	17,125
* CBOT Holdings, Inc. Class A	112,983	17,114
Protective Life Corp.	355,043	16,865
Rayonier Inc. REIT	408,633	16,774
CapitalSource Inc. REIT	612,178	16,719
IndyMac Bancorp, Inc.	368,209	16,628
Health Care Inc. REIT	384,023	16,521
* Conseco, Inc.	811,024	16,204
Cullen/Frost Bankers, Inc.	289,869	16,180
Brandywine Realty Trust REIT	485,514	16,143
* Arch Capital Group Ltd.	237,064	16,028
Sky Financial Group, Inc.	556,867	15,893
Valley National Bancorp	592,483	15,707
* Nasdaq Stock Market Inc.	509,955	15,702
Nationwide Financial Services, Inc.	289,457	15,689
Alexandria Real Estate Equities, Inc. REIT	155,715	15,634
City National Corp.	218,806	15,579
New Plan Excel Realty Trust REIT	565,027	15,527
Fulton Financial Corp.	928,606	15,508
Arthur J. Gallagher & Co.	524,329	15,494
Commerce Bancshares, Inc.	315,822	15,289
^ Thornburg Mortgage, Inc. REIT	607,822	15,275
Essex Property Trust, Inc. REIT	118,111	15,266
Federated Investors, Inc.	450,868	15,230
Raymond James Financial, Inc.	498,185	15,100
Investors Financial Services Corp.	353,289	15,075
Realty Income Corp. REIT	538,560	14,918
Annaly Mortgage Management Inc. REIT	1,066,099	14,829
Webster Financial Corp.	302,375	14,732
Erie Indemnity Co. Class A	253,986	14,726
Wilmington Trust Corp.	348,011	14,676
Astoria Financial Corp.	486,016	14,658
Bank of Hawaii Corp.	269,458	14,537
Taubman Co. REIT	285,005	14,495
Jefferies Group, Inc.	539,382	14,466
* Philadelphia Consolidated Holding Corp.	320,006	14,259
CBL & Associates Properties, Inc. REIT	328,001	14,219
The First Marblehead Corp.	255,158	13,944
HRPT Properties Trust REIT	1,128,445	13,936
Kilroy Realty Corp. REIT	173,713	13,550
People's Bank	303,497	13,542
The Hanover Insurance Group Inc.	274,595	13,400
Nationwide Health Properties, Inc. REIT	432,925	13,083
StanCorp Financial Group, Inc.	290,112	13,070
Unitrin, Inc.	257,509	12,904
American Financial Group, Inc.	347,653	12,484
Waddell & Reed Financial, Inc.	455,283	12,457
KKR Financial Corp. REIT	429,846	11,516
First Industrial Realty Trust REIT	239,732	11,241
Endurance Specialty Holdings Ltd.	303,093	11,087
Washington Federal Inc.	468,414	11,022
Colonial Properties Trust REIT	233,680	10,955
Whitney Holdings Corp.	335,637	10,948
Corporate Office Properties Trust, Inc. REIT	215,735	10,888
Post Properties, Inc. REIT	233,323	10,663
Home Properties, Inc. REIT	179,313	10,628
East West Bancorp, Inc.	294,973	10,448
Crescent Real Estate, Inc. REIT	527,789	10,424
Montpelier Re Holdings Ltd.	559,372	10,410
First Midwest Bancorp, Inc.	268,835	10,399
FirstMerit Corp.	428,320	10,340
* Knight Capital Group, Inc. Class A	535,643	10,268
BancorpSouth, Inc.	380,811	10,213
Healthcare Realty Trust Inc. REIT	256,741	10,152
The South Financial Group, Inc.	381,546	10,145
* Alleghany Corp.	27,810	10,112
* Investment Technology Group, Inc.	235,032	10,078
BioMed Realty Trust, Inc. REIT	352,180	10,072
Highwood Properties, Inc. REIT	247,075	10,071
LaSalle Hotel Properties REIT	217,050	9,952
Platinum Underwriters Holdings, Ltd.	319,183	9,876
Senior Housing Properties Trust REIT	403,294	9,873
Ohio Casualty Corp.	331,160	9,872
Apollo Investment Corp.	438,323	9,818
Washington REIT	241,203	9,648
Delphi Financial Group, Inc.	232,013	9,387
UCBH Holdings, Inc.	529,556	9,299
The Phoenix Cos., Inc.	581,706	9,243
Reinsurance Group of America, Inc.	165,030	9,192
Potlatch Corp. REIT	209,615	9,185
International Securities Exchange, Inc.	194,568	9,104
Selective Insurance Group	158,782	9,097
Digital Realty Trust, Inc. REIT	264,733	9,062
American Home Mortgage Investment Corp. REIT	256,872	9,021
NewAlliance Bancshares, Inc.	545,878	8,952
Strategic Hotels and Resorts, Inc. REIT	409,636	8,926
Aspen Insurance Holdings Ltd.	334,932	8,829
Transatlantic Holdings, Inc.	141,079	8,761
* SVB Financial Group	187,322	8,733
Cathay General Bancorp	251,060	8,664
Umpqua Holdings Corp.	294,277	8,661
IPC Holdings Ltd.	274,682	8,639
First Niagara Financial Group, Inc.	567,020	8,426
Westamerica Bancorporation	166,386	8,424
Sunstone Hotel Investors, Inc. REIT	314,941	8,418
Zenith National Insurance Corp.	179,161	8,404
Trustmark Corp.	254,690	8,331
Entertainment Properties Trust REIT	141,539	8,272
Downey Financial Corp.	113,870	8,265
^ New Century Financial Corp. REIT	258,156	8,155
Maguire Properties, Inc. REIT	203,737	8,149
Commerce Group, Inc.	273,286	8,130
* ProAssurance Corp.	162,469	8,110
Pacific Capital Bancorp	240,827	8,087
National Financial Partners Corp.	183,582	8,072
American Financial Realty Trust REIT	701,054	8,020
Mercury General Corp.	148,615	7,836
^ Redwood Trust, Inc. REIT	132,480	7,694
Newcastle Investment Corp. REIT	243,983	7,642
Cash America International Inc.	161,640	7,581
Pennsylvania REIT	190,158	7,488
Assured Guaranty Ltd.	278,582	7,410
United Bankshares, Inc.	190,094	7,347
International Bancshares Corp.	237,526	7,342
Hilb, Rogal and Hamilton Co.	174,145	7,335
Spirit Finance Corp. REIT	586,785	7,317
Greater Bay Bancorp	276,675	7,285
* Piper Jaffray Cos., Inc.	111,625	7,272
Cousins Properties, Inc. REIT	205,153	7,236
Sterling Financial Corp.	213,986	7,235
Chittenden Corp.	235,131	7,216
Lexington Corporate Properties Trust REIT	319,155	7,159
First Community Bancorp	136,907	7,156
UMB Financial Corp.	194,700	7,108
Longview Fibre Co. REIT	322,535	7,080
Hancock Holding Co.	133,789	7,069
BOK Financial Corp.	127,983	7,037
Mid-America Apartment Communities, Inc. REIT	122,169	6,993
FelCor Lodging Trust, Inc. REIT	316,760	6,918
Friedman, Billings, Ramsey Group, Inc. REIT	862,283	6,898
DiamondRock Hospitality Co. REIT	382,906	6,896
National Retail Properties REIT	297,812	6,835
Susquehanna Bancshares, Inc.	253,277	6,808
MAF Bancorp, Inc.	151,489	6,770
MB Financial, Inc.	176,650	6,644
Tanger Factory Outlet Centers, Inc. REIT	169,959	6,642
Old National Bancorp	349,886	6,620
EastGroup Properties, Inc. REIT	123,380	6,608
LandAmerica Financial Group, Inc.	103,864	6,555
Inland Real Estate Corp. REIT	343,974	6,439
R.L.I. Corp.	113,835	6,423
MCG Capital Corp.	314,276	6,386
Frontier Financial Corp.	217,181	6,348
Provident Bankshares Corp.	175,737	6,256
F.N.B. Corp.	338,253	6,180
^ Citizens Banking Corp.	232,403	6,159
* ^ First Federal Financial Corp.	91,230	6,110
Omega Healthcare Investors, Inc. REIT	344,389	6,103
Fremont General Corp.	373,225	6,050
United Community Banks, Inc.	183,793	5,940
Mills Corp. REIT	294,650	5,893
Trustreet Properties, Inc. REIT	346,349	5,836
Wintrust Financial Corp.	121,379	5,829
Provident Financial Services Inc.	320,942	5,819
Park National Corp.	58,092	5,751
First Republic Bank	146,809	5,737
Equity Lifestyle Properties, Inc. REIT	104,859	5,707
^ Novastar Financial, Inc. REIT	208,000	5,543
PS Business Parks, Inc. REIT	78,143	5,525
Boston Private Financial Holdings, Inc.	194,066	5,475
Glimcher Realty Trust REIT	204,687	5,467
U-Store-It Trust REIT	264,064	5,427
First Citizens BancShares Class A	26,751	5,421
* Signature Bank	173,272	5,368
Glacier Bancorp, Inc.	217,266	5,310
Republic Bancorp, Inc.	391,742	5,273
Sovran Self Storage, Inc. REIT	91,769	5,257
Hanmi Financial Corp.	233,057	5,251
Central Pacific Financial Co.	134,972	5,232
Sterling Bancshares, Inc.	401,581	5,229
RAIT Financial Trust REIT	149,985	5,171
BankUnited Financial Corp.	179,479	5,018
* GFI Group Inc.	80,439	5,008
National Health Investors REIT	151,543	5,001
Extra Space Storage Inc. REIT	272,309	4,972
Infinity Property & Casualty Corp.	102,392	4,955
First Commonwealth Financial Corp.	368,569	4,950
* Move, Inc.	897,829	4,947
Global Signal, Inc. REIT	93,556	4,928
Ares Capital Corp.	257,317	4,917
* Argonaut Group, Inc.	141,004	4,915
Equity One, Inc. REIT	184,227	4,911
* USI Holdings Corp.	319,197	4,903
TrustCo Bank NY	439,552	4,888
Ashford Hospitality Trust REIT	389,823	4,853
Equity Inns, Inc. REIT	303,783	4,848
Franklin Street Properties Corp. REIT	228,906	4,818
Max Re Capital Ltd.	193,792	4,810
NorthStar Realty Finance Corp. REIT	289,576	4,798
^ Odyssey Re Holdings Corp.	127,105	4,741
Mid-State Bancshares	128,482	4,675
^ Greenhill & Co., Inc.	63,168	4,662
* World Acceptance Corp.	98,836	4,640
Alabama National BanCorporation	67,196	4,618
Brookline Bancorp, Inc.	345,843	4,555
First Charter Corp.	185,023	4,552
NBT Bancorp, Inc.	177,792	4,535
City Holding Co.	108,795	4,449
optionsXpress Holdings Inc.	193,237	4,385
* First Cash Financial Services, Inc.	169,250	4,378
Horace Mann Educators Corp.	213,701	4,317
Bank Mutual Corp.	352,590	4,270
Capitol Federal Financial	110,655	4,251
PrivateBancorp, Inc.	101,517	4,226
American Equity Investment Life Holding Co.	323,318	4,213
Prosperity Bancshares, Inc.	120,372	4,154
Student Loan Corp.	19,937	4,133
SWS Group, Inc.	115,015	4,106
Chemical Financial Corp.	123,137	4,100
BankAtlantic Bancorp, Inc. Class A	296,434	4,094
Anthracite Capital Inc. REIT	318,944	4,060
* Universal American Financial Corp.	217,687	4,058
* Ocwen Financial Corp.	254,824	4,042
Calamos Asset Management, Inc.	150,631	4,041
Fidelity Bankshares, Inc.	101,816	4,039
* Investors Bancorp, Inc.	253,527	3,988
National Penn Bancshares Inc.	195,872	3,966
Advanta Corp. Class A	98,881	3,936
PFF Bancorp, Inc.	111,683	3,854
* Accredited Home Lenders Holding Co.	140,217	3,825
CVB Financial Corp.	263,948	3,817
* EZCORP, Inc.	232,782	3,783
Parkway Properties Inc. REIT	73,620	3,755
S & T Bancorp, Inc.	108,104	3,748
Acadia Realty Trust REIT	147,676	3,695
Capitol Bancorp Ltd.	79,945	3,693
Westbanco Inc.	110,097	3,692
Highland Hospitality Corp. REIT	255,937	3,647
* Centennial Bank Holdings Inc.	385,050	3,643
First Financial Bankshares, Inc.	85,710	3,588
Amcore Financial, Inc.	109,395	3,574
United Fire & Casualty Co.	99,844	3,520
Deerfield Triarc Capital Corp. REIT	207,875	3,519
First BanCorp Puerto Rico	369,252	3,519
Independent Bank Corp. (MI)	137,125	3,468
* ^ LaBranche & Co. Inc.	352,702	3,467
Community Trust Bancorp Inc.	82,852	3,441
Provident New York Bancorp, Inc.	229,057	3,431
Arbor Realty Trust, Inc. REIT	113,922	3,428
West Coast Bancorp	98,735	3,420
^ Corus Bankshares Inc.	148,025	3,415
Stewart Information Services Corp.	77,949	3,380
* Texas Capital Bancshares, Inc.	169,785	3,375
Financial Federal Corp.	114,005	3,353
Sun Communities, Inc. REIT	103,455	3,348
LTC Properties, Inc. REIT	120,701	3,296
Getty Realty Holding Corp. REIT	106,039	3,277
Anchor Bancorp Wisconsin Inc.	113,413	3,269
Innkeepers USA Trust REIT	210,609	3,264
Community Bank System, Inc.	141,872	3,263
Harleysville National Corp.	167,485	3,234
* Franklin Bank Corp.	157,454	3,234
* Nelnet, Inc.	118,068	3,230
Impac Mortgage Holdings, Inc. REIT	366,428	3,225
* Triad Guaranty, Inc.	58,447	3,207
* ^ U.S. Global Investors, Inc. Class A	47,280	3,180
Alfa Corp.	167,944	3,159
Cedar Shopping Centers, Inc. REIT	198,294	3,155
W Holding Co., Inc.	528,214	3,148
Medical Properties Trust Inc. REIT	205,383	3,142
Cascade Bancorp	101,070	3,136
Community Banks, Inc.	112,958	3,136
Gramercy Capital Corp. REIT	99,710	3,080
Safety Insurance Group, Inc.	60,602	3,073
Ramco-Gershenson Properties Trust REIT	79,418	3,029
Banner Corp.	67,020	2,972
* ^ Western Alliance Bancorp	85,392	2,969
Harleysville Group, Inc.	84,951	2,958
Irwin Financial Corp.	128,906	2,917
Advance America, Cash Advance Centers, Inc.	198,650	2,910
Nara Bancorp, Inc.	139,048	2,909
Integra Bank Corp.	105,327	2,899
KNBT Bancorp Inc.	172,738	2,890
First Potomac REIT	99,025	2,883
Tower Group, Inc.	92,312	2,868
First Source Corp.	88,889	2,856
* CNA Surety Corp.	132,732	2,854
* Tejon Ranch Co.	51,023	2,849
Northwest Bancorp, Inc.	103,709	2,848
Southwest Bancorp, Inc.	100,977	2,813
* ^ Portfolio Recovery Associates, Inc.	60,040	2,803
Capital Trust Class A REIT	56,100	2,802
JER Investors Trust Inc. REIT	135,428	2,799
* PXRE Group Ltd.	606,694	2,797
First Financial Corp. (IN)	78,178	2,771
* Navigators Group, Inc.	57,494	2,770
* The Bancorp Inc.	93,344	2,763
TierOne Corp.	87,237	2,758
Renasant Corp.	88,948	2,724
Placer Sierra Bancshares	112,482	2,674
First Financial Holdings, Inc.	68,142	2,670
FBL Financial Group, Inc. Class A	68,261	2,668
Partners Trust Financial Group, Inc.	228,210	2,656
State Auto Financial Corp.	76,481	2,656
Bank of the Ozarks, Inc.	80,261	2,653
* Stifel Financial Corp.	67,383	2,643
* ^ CompuCredit Corp.	65,768	2,618
First Financial Bancorp	157,122	2,610
ASTA Funding, Inc.	84,689	2,578
Saul Centers, Inc. REIT	46,636	2,574
Sandy Spring Bancorp, Inc.	67,273	2,568
IBERIABANK Corp.	43,000	2,539
* Affordable Residential Communities REIT	217,515	2,534
Resource America, Inc.	95,856	2,531
Flagstar Bancorp, Inc.	170,377	2,528
* Seabright Insurance Holdings, Inc.	140,279	2,526
TriCo Bancshares	91,762	2,497
U.S.B. Holding Co., Inc.	103,178	2,487
Wilshire Bancorp Inc.	130,930	2,484
Suffolk Bancorp	64,902	2,475
Union Bankshares Corp.	80,878	2,474
Investors Real Estate Trust REIT	240,545	2,468
* Sun Bancorp, Inc. (NJ)	116,816	2,461
First Indiana Corp.	96,959	2,459
* Tradestation Group Inc.	175,944	2,419
Heritage Commerce Corp.	90,756	2,418
GMH Communities Trust REIT	236,932	2,405
Cohen & Steers, Inc.	59,619	2,395
American Campus Communities, Inc. REIT	84,006	2,392
Independent Bank Corp. (MA)	65,751	2,369
* Nexcen Brands, Inc.	326,810	2,363
Luminent Mortgage Capital, Inc. REIT	242,903	2,359
Interchange Financial Services Corp.	102,290	2,352
Sterling Bancorp	119,255	2,349
First State Bancorporation	94,704	2,344
* United America Indemnity, Ltd.	92,521	2,344
Bristol West Holdings, Inc.	147,789	2,340
Sterling Financial Corp. (PA)	96,523	2,285
Midland Co.	54,406	2,282
* Community Bancorp	75,431	2,277
Old Second Bancorp, Inc.	77,234	2,263
Columbia Banking System, Inc.	64,431	2,263
National Western Life Insurance Co. Class A	9,818	2,260
Presidential Life Corp.	102,873	2,258
Winston Hotels, Inc. REIT	169,535	2,246
^ Doral Financial Corp.	781,314	2,242
MFA Mortgage Investments, Inc. REIT	291,217	2,239
First Bancorp (NC)	101,149	2,209
Capital Lease Funding, Inc. REIT	189,107	2,194
Ameris Bancorp	77,649	2,188
First Merchants Corp.	80,333	2,184
* American Physicians Capital, Inc.	54,213	2,171
* PICO Holdings, Inc.	62,209	2,163
Kearny Financial Corp.	134,210	2,155
MortgageIT Holdings Inc. REIT	145,747	2,150
Kite Realty Group Trust REIT	115,428	2,149
Donegal Group Inc.	109,013	2,136
Universal Health Realty Income REIT	54,759	2,135
Peoples Bancorp, Inc.	70,860	2,105
Simmons First National Corp.	65,997	2,082
Bank of Granite Corp.	108,903	2,066
Consolidated-Tomoka Land Co.	28,519	2,065
Republic Bancorp, Inc. Class A	81,755	2,051
* First Regional Bancorp	59,583	2,031
AmericanWest Bancorporation	83,818	2,030
Oriental Financial Group Inc.	156,585	2,028
* MarketAxess Holdings, Inc.	148,553	2,016
21st Century Insurance Group	112,952	1,994
Government Properties Trust, Inc. REIT	185,367	1,965
First Place Financial Corp.	83,532	1,962
Mainsource Financial Group, Inc.	115,503	1,957
Alesco Financial, Inc. REIT	182,621	1,954
* Virginia Commerce Bancorp, Inc.	97,718	1,943
^ Lakeland Bancorp, Inc.	130,372	1,943
MBT Financial Corp.	126,503	1,938
Univest Corp. of Pennsylvania	63,530	1,936
Dime Community Bancshares	137,959	1,933
Yardville National Bancorp	51,099	1,927
* Dollar Financial Corp.	69,172	1,927
West Bancorporation	108,256	1,925
Mercantile Bank Corp.	50,818	1,916
Cardinal Financial Corp.	185,998	1,906
Capital Corp. of the West	59,282	1,902
Tompkins Trustco, Inc.	41,575	1,890
Center Financial Corp.	78,758	1,888
* ^ Citizens, Inc.	285,962	1,887
S.Y. Bancorp, Inc.	67,368	1,886
Hersha Hospitality Trust REIT	165,148	1,873
Fieldstone Investment Corp. REIT	422,043	1,849
EMC Insurance Group, Inc.	53,934	1,840
Washington Trust Bancorp, Inc.	65,825	1,836
^ First Busey Corp.	79,066	1,822
BancTrust Financial Group, Inc.	71,236	1,818
Bancorp Rhode Island Inc.	41,900	1,812
^ Scottish Re Group Ltd.	337,610	1,803
BankFinancial Corp.	100,490	1,790
* Pinnacle Financial Partners, Inc.	53,922	1,789
Seacoast Banking Corp. of Florida	71,501	1,773
Associated Estates Realty Corp. REIT	128,359	1,764
Anworth Mortgage Asset Corp. REIT	183,669	1,747
City Bank Lynnwood (WA)	48,549	1,738
* Superior Bancorp	151,494	1,718
^ Capital City Bank Group, Inc.	48,502	1,712
* KMG America Corp.	178,387	1,711
CentraCore Properties Trust	52,576	1,700
Education Realty Trust, Inc. REIT	114,962	1,698
ITLA Capital Corp.	29,266	1,695
Peapack Gladstone Financial Corp.	59,951	1,685
* FPIC Insurance Group, Inc.	43,135	1,681
^ Southside Bancshares, Inc.	64,842	1,668
Monmouth Real Estate Investment Corp. REIT	195,801	1,655
Mission West Properties Inc. REIT	126,066	1,651
Horizon Financial Corp.	68,101	1,639
WSFS Financial Corp.	24,420	1,634
Clifton Savings Bancorp, Inc.	134,054	1,634
Midwest Banc Holdings, Inc.	68,277	1,622
* Pacific Mercantile Bancorp	99,719	1,618
Citizens 1st Bancorp, Inc.	52,254	1,606
BancFirst Corp.	29,743	1,606
Technology Investment Capital Corp.	98,778	1,594
^ Macatawa Bank Corp.	74,608	1,586
State National Bancshares, Inc.	41,081	1,581
American Mortgage Acceptance Co. REIT	92,590	1,563
R & G Financial Corp. Class B	204,204	1,562
Provident Financial Holdings, Inc.	51,063	1,557
Advanta Corp. Class B	35,560	1,552
Omega Financial Corp.	48,552	1,550
SCBT Financial Corp.	36,822	1,537
Great Southern Bancorp, Inc.	52,047	1,536
National Bankshares, Inc.	63,706	1,521
Gamco Investors Inc. Class A	39,144	1,505
Direct General Corp.	71,900	1,484
Flushing Financial Corp.	86,800	1,482
* Capital Crossing Bank	49,588	1,477
* First Acceptance Corp.	137,414	1,473
^ Smithtown Bancorp, Inc.	54,269	1,472
Eastern Virginia Bankshares, Inc.	65,022	1,467
* Asset Acceptance Capital Corp.	87,154	1,466
Arrow Financial Corp.	59,047	1,463
Winthrop Realty Trust Inc. REIT	213,452	1,462
Coastal Financial Corp.	87,069	1,458
Charter Financial Corp.	28,210	1,453
United Community Financial Corp.	117,555	1,439
* Meadowbrook Insurance Group, Inc.	144,600	1,430
Pennfed Financial Services, Inc.	74,016	1,430
* Rewards Network Inc.	204,761	1,423
Greene County Bancshares	35,751	1,420
* Penson Worldwide, Inc.	51,640	1,415
One Liberty Properties, Inc. REIT	56,133	1,411
^ W.P. Stewart & Co., Ltd.	89,004	1,410
* United PanAm Financial Corp.	101,447	1,396
* ECC Capital Corp. REIT	1,163,977	1,385
Vineyard National Bancorp Co.	59,838	1,377
North Valley Bancorp	74,441	1,376
Oak Hill Financial, Inc.	48,984	1,373
^ Ames National Corp.	64,171	1,348
Rainier Pacific Financial Group Inc.	67,340	1,335
Financial Institutions, Inc.	56,499	1,302
* Great Lakes Bancorp, Inc.	92,504	1,299
LSB Bancshares, Inc.	76,587	1,294
* ^ Harris & Harris Group, Inc.	104,711	1,266
* BFC Financial Corp.	197,772	1,264
Willow Grove Bancorp, Inc.	84,503	1,261
Firstbank Corp.	59,160	1,258
CoBiz Inc.	56,847	1,253
HMN Financial, Inc.	36,263	1,251
* First Mariner Bancorp, Inc.	67,223	1,247
FNB Corp. (VA)	29,774	1,237
* Republic First Bancorp, Inc.	95,538	1,234
^ HomeBanc Corp. REIT	291,068	1,231
German American Bancorp	85,384	1,227
Beverly Hills Bancorp Inc.	146,487	1,214
Opteum Inc. REIT	158,313	1,203
NetBank, Inc.	258,874	1,201
* PMA Capital Corp. Class A	130,170	1,200
First Community Bancshares, Inc.	30,272	1,198
Brooke Corp.	102,938	1,184
^ Abington Community Bankcorp, Inc.	61,663	1,183
State Bancorp, Inc.	61,323	1,169
Commercial Bankshares, Inc.	30,247	1,148
First of Long Island Corp.	25,783	1,146
Federal Agricultural Mortgage Corp. Class C	41,809	1,134
CFS Bancorp, Inc.	77,375	1,134
BNP Residential Properties, Inc. REIT	46,911	1,133
Lakeland Financial Corp.	44,215	1,129
* Consumer Portfolio Services, Inc.	171,198	1,114
Cadence Financial Corp.	51,314	1,112
Bryn Mawr Bank Corp.	46,291	1,094
Virginia Financial Group, Inc.	38,932	1,090
^ First South Bancorp, Inc.	34,138	1,089
Urstadt Biddle Properties Class A REIT	56,406	1,077
Royal Bancshares of Pennsylvania, Inc.	40,393	1,062
Capital Southwest Corp.	8,397	1,060
Capital Bank Corp.	60,385	1,039
NYMAGIC, Inc.	28,232	1,033
Security Bank Corp.	45,182	1,031
Resource Capital Corp. REIT	60,800	1,031
* Intervest Bancshares Corp.	29,793	1,025
Berkshire Hills Bancorp, Inc.	30,136	1,008
Comm Bancorp, Inc.	23,283	1,004
OceanFirst Financial Corp.	43,643	1,001
Greater Community Bancorp	55,628	996
* Quanta Capital Holdings Ltd.	453,570	975
Columbia Equity Trust Inc. REIT	50,770	970
Republic Property Trust REIT	83,427	963
Shore Bancshares, Inc.	31,844	960
Heritage Financial Corp.	39,099	959
Preferred Bank, Los Angeles	15,805	950
Middleburg Financial Corp.	25,500	943
^ TF Financial Corp.	30,291	942
LSB Corp.	57,420	942
Camden National Corp.	20,290	936
* Credit Acceptance Corp.	28,000	933
Clark, Inc.	56,090	933
* ^ The Enstar Group, Inc.	9,654	926
Farmers Capital Bank Corp.	26,392	901
Baldwin & Lyons, Inc. Class B	34,599	884
Municipal Mortgage & Equity, L.L.C	27,080	872
Team Financial, Inc.	54,023	864
America First Apartment Investors, Inc. REIT	47,164	863
TIB Financial Corp.	49,278	862
* ^ Encore Capital Group, Inc.	68,093	858
United Security Bancshares, Inc.	28,958	846
Taylor Capital Group, Inc.	22,843	836
* ^ Northern Empire Bancshares	27,905	824
Heartland Financial USA, Inc.	28,222	814
^ Capstead Mortgage Corp. REIT	96,919	804
National Health Realty Inc. REIT	33,171	796
Crawford & Co. Class B	108,879	795
Sanders Morris Harris Group Inc.	62,165	794
Medallion Financial Corp.	64,157	794
Citizens South Banking Corp.	61,173	792
* Stratus Properties Inc.	24,710	791
Merchants Bancshares, Inc.	34,144	785
* Marlin Business Services Inc.	32,652	785
Enterprise Financial Services Corp.	23,794	775
^ Gladstone Capital Corp.	32,342	772
Habersham Bancorp	31,879	771
* Ampal-American Israel Corp.	160,611	769
First Pactrust Bancorp	27,678	767
Rome Bancorp, Inc.	58,469	745
Independence Holding Co.	33,903	740
Federal Agricultural Mortgage Corp. Class A	38,986	735
Agree Realty Corp. REIT	21,172	728
Westfield Financial, Inc.	20,873	722
Texas United Bancshares	20,796	714
American National Bankshares Inc.	30,518	712
Massbank Corp.	21,544	709
^ Center Bancorp, Inc.	44,652	706
American Land Lease, Inc. REIT	26,606	705
Parkvale Financial Corp.	22,073	701
Codorus Valley Bancorp, Inc.	34,850	697
New York Mortgage Trust, Inc. REIT	227,300	693
MVC Capital, Inc.	51,800	692
First Federal Bancshares of Arkansas, Inc.	28,337	689
BRT Realty Trust REIT	24,885	688
Gladstone Investment Corp.	44,234	677
Exchange National Bancshares, Inc.	21,424	675
* Primus Guaranty, Ltd.	58,103	671
UMH Properties, Inc. REIT	43,473	668
First M&F Corp.	34,304	666
Greater Delaware Valley Savings Bank	29,441	662
Urstadt Biddle Properties REIT	37,652	661
* First Keystone Financial, Inc.	33,844	657
Newkirk Realty Trust Inc.	36,386	656
PremierWest Bancorp	40,836	652
First Defiance Financial Corp.	21,226	643
Synergy Financial Group, Inc.	38,974	642
* SCPIE Holdings Inc.	24,200	633
^ GB&T Bancshares, Inc.	27,629	613
Gladstone Commercial Corp. REIT	29,997	604
Hercules Technology Growth Capital, Inc.	42,309	603
Home Federal Bancorp	21,042	599
Thomas Properties Group, Inc.	36,579	584
Citizens & Northern Corp.	26,251	578
Home Bancshares Inc.	22,900	551
* Thomas Weisel Partners Group, Inc.	26,009	549
Unity Bancorp, Inc.	36,371	535
First United Corp.	24,430	532
FNB Corp. (NC)	28,926	531
Centerstate Banks of Florida	25,186	526
Pulaski Financial Corp.	32,871	523
LNB Bancorp, Inc.	31,854	511
* Amerisafe Inc.	32,800	507
FNB Financial Services Corp.	33,679	499
First Federal Bancshares	21,446	490
* Wauwatosa Holdings, Inc.	27,108	483
ESB Financial Corp.	42,244	466
Investors Title Co.	8,524	449
MutualFirst Financial Inc.	21,159	449
Century Bancorp, Inc. Class A	15,907	434
Cheviot Financial Corp.	32,800	434
* United Capital Corp.	14,638	432
Pamrapo Bancorp, Inc.	17,905	420
Camco Financial Corp.	32,487	414
Leesport Financial Corp.	17,256	413
K-Fed Bancorp	21,721	409
Commercial National Financial Corp.	20,500	406
Jefferson Bancshares, Inc.	30,493	397
Columbia Bancorp (OR)	15,010	397
* Newtek Business Services, Inc.	195,432	389
Horizon Bancorp Indiana	13,935	383
* James River Group Inc.	11,716	379
* Ameriserv Financial Inc.	76,352	376
Wainwright Bank & Trust Co.	33,912	376
ECB Bancorp, Inc.	11,414	372
ProCentury Corp.	19,868	368
First Fed Bankshares Inc	16,001	347
* Penn Treaty American Corp.	43,145	332
Ameriana Bancorp	25,207	329
* Horizon Group Properties, Inc. REIT	48,293	326
PMC Commercial Trust REIT	21,463	322
Compass Diversified Trust	18,372	315
Crescent Banking Co.	6,698	310
Patriot Capital Funding Inc.	20,369	295
Delta Financial Corp.	28,590	290
* HouseValues, Inc.	50,440	284
^ United Security Bancshares (CA)	11,542	278
First Security Group Inc.	23,371	269
Hingham Institution for Savings	7,800	267
Investors Capital Holdings, Ltd.	49,100	261
Yadkin Valley Bank and Trust Co.	13,848	261
Atlantic Coast Federal Corp.	14,295	261
Wayne Savings Bancshares, Inc.	17,951	259
Merchants Group, Inc.	7,947	257
* American Independence Corp.	23,525	254
HopFed Bancorp, Inc.	15,480	249
BCSB Bankcorp, Inc.	16,182	243
Meta Financial Group, Inc.	8,118	242
Vestin Realty Mortgage II, Inc. REIT	45,240	237
* Pennsylvania Commerce Bancorp, Inc.	8,479	223
Sierra Bancorp	7,530	221
United Financial Corp.	8,491	214
* Wellsford Real Properties Inc.	28,274	213
Northern States Financial Corp.	10,458	207
* Affordable Residential Communities Rights Exp. 1/23/07	217,515	192
Norwood Financial Corp	6,091	192
Southern Community Financial Corp.	18,691	189
Abigail Adams National Bancorp., Inc.	13,847	185
Penns Woods Bancorp, Inc.	4,860	184
California National Bancorp	12,207	171
Origen Financial, Inc. REIT	24,382	167
* American Realty Investors, Inc.	20,370	160
Colony Bankcorp, Inc.	8,685	154
Hanover Capital Mortgage Holdings, Inc. REIT	27,985	139
The Washington Savings Bank	15,300	134
* ^ Temecula Valley Bancorp, Inc.	5,646	133
* Transcontinental Realty Investors, Inc. REIT	9,100	126
AmeriVest Properties, Inc. REIT	289,511	116
* Financial Industries Corp.	15,049	111
* MCF Corp.	23,125	110
* First Albany Cos. Inc.	22,600	52
First National Lincoln Corp.	2,600	44
PAB Bankshares, Inc.	500	11
* Vesta Insurance Group, Inc.	59,142	-

	19,076,092

Health Care (11.9%)
Johnson & Johnson	15,615,900	1,030,962
Pfizer Inc.	38,926,956	1,008,208
Merck & Co., Inc.	11,618,430	506,564
* Amgen, Inc.	6,249,821	426,925
Abbott Laboratories	8,157,268	397,341
UnitedHealth Group Inc.	7,191,893	386,420
Wyeth	7,184,792	365,850
Medtronic, Inc.	6,162,615	329,762
Eli Lilly & Co.	5,432,850	283,051
Bristol-Myers Squibb Co.	10,501,751	276,406
* WellPoint Inc.	3,310,250	260,484
* Genentech, Inc.	2,531,521	205,382
Schering-Plough Corp.	7,915,577	187,124
Baxter International, Inc.	3,483,752	161,611
* Gilead Sciences, Inc.	2,440,171	158,440
Cardinal Health, Inc.	2,166,032	139,557
Caremark Rx, Inc.	2,280,416	130,235
Aetna Inc.	2,926,037	126,346
* Boston Scientific Corp.	6,686,912	114,881
* Celgene Corp.	1,991,210	114,554
* Zimmer Holdings, Inc.	1,296,903	101,651
* Thermo Fisher Scientific, Inc.	2,186,152	99,011
Allergan, Inc.	808,272	96,783
Becton, Dickinson & Co.	1,307,584	91,727
* Biogen Idec Inc.	1,835,816	90,304
* Genzyme Corp.	1,396,791	86,014
* Forest Laboratories, Inc.	1,699,120	85,975
* Medco Health Solutions, Inc.	1,571,218	83,966
Stryker Corp.	1,521,287	83,838
CIGNA Corp.	593,031	78,025
McKesson Corp.	1,520,564	77,093
* St. Jude Medical, Inc.	1,886,453	68,969
Biomet, Inc.	1,243,139	51,304
* Laboratory Corp. of America Holdings	669,475	49,186
* Humana Inc.	881,667	48,765
AmerisourceBergen Corp.	1,077,291	48,435
Quest Diagnostics, Inc.	896,331	47,506
C.R. Bard, Inc.	553,365	45,913
* Express Scripts Inc.	625,737	44,803
* Coventry Health Care Inc.	849,484	42,517
* MedImmune Inc.	1,279,974	41,433
* Sepracor Inc.	585,198	36,036
Applera Corp.-Applied Biosystems Group	975,808	35,802
* Varian Medical Systems, Inc.	694,315	33,029
* DaVita, Inc.	555,095	31,574
* Health Net Inc.	619,557	30,148
IMS Health, Inc.	1,080,521	29,693
Health Management Associates Class A	1,289,209	27,215
* Barr Pharmaceuticals Inc.	542,188	27,174
* Waters Corp.	550,155	26,941
* Hospira, Inc.	800,676	26,887
Omnicare, Inc.	650,403	25,125
* Amylin Pharmaceuticals, Inc.	665,916	24,020
* Vertex Pharmaceuticals, Inc.	641,569	24,008
DENTSPLY International Inc.	780,941	23,311
* Henry Schein, Inc.	471,826	23,110
* Cephalon, Inc.	326,434	22,984
Mylan Laboratories, Inc.	1,131,807	22,591
* Patterson Cos	595,066	21,131
* King Pharmaceuticals, Inc.	1,306,490	20,799
* Covance, Inc.	342,808	20,195
* Lincare Holdings, Inc.	501,776	19,991
* ResMed Inc.	405,869	19,977
Beckman Coulter, Inc.	331,942	19,850
* Triad Hospitals, Inc.	472,130	19,749
* Millipore Corp.	285,107	18,988
* Endo Pharmaceuticals Holdings, Inc.	678,439	18,711
Manor Care, Inc.	394,856	18,527
* Community Health Systems, Inc.	506,743	18,506
* Millennium Pharmaceuticals, Inc.	1,689,514	18,416
Pharmaceutical Product Development, Inc.	564,246	18,180
* Intuitive Surgical, Inc.	187,419	17,973
* Tenet Healthcare Corp.	2,521,115	17,572
* Cytyc Corp.	603,977	17,093
Hillenbrand Industries, Inc.	297,375	16,930
Dade Behring Holdings Inc.	413,491	16,461
* Invitrogen Corp.	288,059	16,301
* Charles River Laboratories, Inc.	366,701	15,860
Universal Health Services Class B	286,021	15,854
* Cerner Corp.	332,877	15,146
Bausch & Lomb, Inc.	289,119	15,052
PerkinElmer, Inc.	677,015	15,050
* Edwards Lifesciences Corp.	314,857	14,811
* Respironics, Inc.	388,612	14,670
* Gen-Probe Inc.	278,928	14,607
* VCA Antech, Inc.	445,828	14,351
* Watson Pharmaceuticals, Inc.	518,606	13,499
* IDEXX Laboratories Corp.	166,530	13,206
* Pediatrix Medical Group, Inc.	258,847	12,658
* Hologic, Inc.	255,336	12,072
* WellCare Health Plans Inc.	174,402	12,016
* PDL BioPharma Inc.	583,729	11,756
* ICOS Corp.	334,464	11,302
* Advanced Medical Optics, Inc.	320,185	11,271
* Techne Corp.	201,123	11,152
* OSI Pharmaceuticals, Inc.	309,500	10,826
* Immucor Inc.	366,877	10,724
* Kinetic Concepts, Inc.	269,909	10,675
* Emdeon Corp.	835,613	10,353
Medicis Pharmaceutical Corp.	293,729	10,319
Cooper Cos., Inc.	231,647	10,308
* Psychiatric Solutions, Inc.	270,418	10,146
* AMERIGROUP Corp.	278,361	9,990
Mentor Corp.	202,066	9,875
* Sierra Health Services, Inc.	271,572	9,787
* ImClone Systems, Inc.	361,266	9,667
* LifePoint Hospitals, Inc.	277,150	9,340
* Medarex, Inc.	622,733	9,210
Brookdale Senior Living Inc.	191,710	9,202
West Pharmaceutical Services, Inc.	175,964	9,015
STERIS Corp.	352,765	8,879
* Illumina, Inc.	224,467	8,824
Valeant Pharmaceuticals International	500,519	8,629
* Magellan Health Services, Inc.	198,426	8,576
* Healthways, Inc.	177,457	8,466
* Affymetrix, Inc.	363,996	8,394
* The Medicines Co.	257,806	8,178
* Bio-Rad Laboratories, Inc. Class A	99,007	8,170
* Human Genome Sciences, Inc.	637,196	7,927
* MGI Pharma, Inc.	419,843	7,729
* Ventana Medical Systems, Inc.	178,074	7,663
* Sunrise Senior Living, Inc.	247,838	7,614
* BioMarin Pharmaceutical Inc.	462,014	7,572
* Varian, Inc.	168,639	7,553
Perrigo Co.	427,499	7,396
* Alexion Pharmaceuticals, Inc.	182,081	7,354
* Nektar Therapeutics	481,562	7,325
* Alkermes, Inc.	542,020	7,247
* PSS World Medical, Inc.	365,352	7,135
* Apria Healthcare Group Inc.	264,446	7,047
* American Medical Systems Holdings, Inc.	380,190	7,041
Owens & Minor, Inc. Holding Co.	219,790	6,873
* Allscripts Healthcare Solutions, Inc.	253,227	6,835
* United Surgical Partners International, Inc.	240,682	6,823
* Theravance, Inc.	217,236	6,710
* United Therapeutics Corp.	122,381	6,654
* Myriad Genetics, Inc.	211,772	6,628
* Haemonetics Corp.	144,610	6,510
* ArthroCare Corp.	157,242	6,277
* Kyphon Inc.	154,281	6,233
* Regeneron Pharmaceuticals, Inc.	302,851	6,078
* Dionex Corp.	106,957	6,066
* Digene Corp.	122,768	5,883
* Per-Se Technologies, Inc.	211,292	5,870
* inVentiv Health, Inc.	162,638	5,749
* Centene Corp.	221,830	5,450
* Cubist Pharmaceuticals, Inc.	296,563	5,371
* Exelixis, Inc.	592,920	5,336
* ViroPharma Inc.	360,241	5,274
* Inverness Medical Innovations, Inc.	135,666	5,250
* Par Pharmaceutical Cos. Inc.	232,938	5,211
Chemed Corp.	139,916	5,174
* ^ Palomar Medical Technologies, Inc.	101,289	5,132
* Kindred Healthcare, Inc.	201,896	5,098
* LifeCell Corp.	210,691	5,086
Alpharma, Inc. Class A	210,340	5,069
* K-V Pharmaceutical Co. Class A	211,911	5,039
* Applera Corp.-Celera Genomics Group	358,204	5,011
* Thoratec Corp.	284,074	4,994
* The TriZetto Group, Inc.	265,660	4,880
* Adams Respiratory Therapeutics, Inc.	118,465	4,835
PolyMedica Corp.	119,080	4,812
* ^ Martek Biosciences Corp.	205,349	4,793
* Conor Medsystems, Inc.	150,278	4,708
* Isis Pharmaceuticals, Inc.	399,305	4,440
* Sciele Pharma, Inc.	180,441	4,331
* Pharmion Corp.	167,204	4,304
* ^ InterMune Inc.	139,510	4,290
* DJ Orthopedics Inc.	99,252	4,250
* Conceptus, Inc.	193,296	4,115
Invacare Corp.	166,710	4,093
* Eclipsys Corp.	195,255	4,014
* Viasys Healthcare Inc.	143,678	3,997
Analogic Corp.	70,433	3,954
* AMN Healthcare Services, Inc.	143,488	3,952
* Genesis Healthcare Corp.	82,954	3,918
* Integra LifeSciences Holdings	90,876	3,870
* ^ CV Therapeutics, Inc.	275,814	3,850
* Wright Medical Group, Inc.	164,897	3,839
* Matria Healthcare, Inc.	132,322	3,802
* Healthspring, Inc.	185,700	3,779
* Progenics Pharmaceuticals, Inc.	144,099	3,709
* Biosite Inc.	75,768	3,701
* Sirna Therapeutics, Inc.	281,206	3,658
* Greatbatch, Inc.	135,885	3,658
* Keryx Biopharmaceuticals, Inc.	270,881	3,603
* AmSurg Corp.	155,325	3,573
* Tanox, Inc.	177,570	3,534
* Amedisys Inc.	106,192	3,491
^ LCA-Vision Inc.	101,572	3,490
* Align Technology, Inc.	245,294	3,427
* Cross Country Healthcare, Inc.	155,629	3,396
* HealthExtras, Inc.	138,887	3,347
* PAREXEL International Corp.	115,132	3,335
* Ligand Pharmaceuticals Inc. Class B	302,555	3,313
* Neurocrine Biosciences, Inc.	310,866	3,239
* Advanced Magnetics, Inc.	53,677	3,206
* Nuvasive, Inc.	136,796	3,160
Arrow International, Inc.	88,210	3,121
* CONMED Corp.	134,859	3,118
* ^ New River Pharmaceuticals Inc.	56,675	3,101
* ^ Geron Corp.	353,106	3,100
* Quidel Corp.	225,520	3,072
* Pozen Inc.	180,762	3,071
* Salix Pharmaceuticals, Ltd.	249,923	3,042
Sirona Dental Systems Inc.	77,793	2,996
* CorVel Corp.	62,878	2,991
* Dendrite International, Inc.	278,441	2,982
* Noven Pharmaceuticals, Inc.	114,608	2,917
* ^ Onyx Pharmaceuticals, Inc.	272,355	2,882
Cambrex Corp.	126,151	2,866
* ^ SurModics, Inc.	92,089	2,866
* Cyberonics, Inc.	138,738	2,864
* Orthofix International N.V	56,748	2,837
* Savient Pharmaceuticals Inc.	252,759	2,833
* Abraxis Bioscience, Inc.	103,303	2,824
* Arena Pharmaceuticals, Inc.	217,532	2,808
* Res-Care, Inc.	153,468	2,785
* ^ Penwest Pharmaceuticals Co.	166,787	2,772
* Omnicell, Inc.	146,381	2,727
* Diversa Corp.	248,158	2,700
* Zoll Medical Corp.	45,093	2,626
* ^ AtheroGenics, Inc.	260,275	2,579
* ^ MannKind Corp.	155,753	2,568
Option Care, Inc.	180,092	2,566
* Odyssey Healthcare, Inc.	187,866	2,491
* Zymogenetics, Inc.	155,798	2,426
* ^ Momenta Pharmaceuticals, Inc.	154,037	2,423
* Vital Images, Inc.	69,381	2,414
* Enzon Pharmaceuticals, Inc.	283,074	2,409
Datascope Corp.	65,848	2,400

* Array BioPharma Inc.	184,270	2,381
* Nabi Biopharmaceuticals	350,861	2,379
* Indevus Pharmaceuticals, Inc.	331,378	2,353
* SonoSite, Inc.	75,983	2,350
* Abaxis, Inc.	120,126	2,312
* Alnylam Pharmaceuticals Inc.	101,676	2,176
* Bradley Pharmaceuticals, Inc.	105,323	2,168
* Rigel Pharmaceuticals, Inc.	181,807	2,158
* Cypress Bioscience, Inc.	276,536	2,143
* Somanetics Corp.	93,507	2,135
* ICU Medical, Inc.	52,135	2,121
* I-Flow Corp.	141,775	2,120
* Molina Healthcare Inc.	64,783	2,106
* HMS Holdings Corp.	138,666	2,101
* Lifecore Biomedical Inc.	115,726	2,063
* Microtek Medical Holdings, Inc.	448,256	2,062
Meridian Bioscience Inc.	83,869	2,057
Landauer, Inc.	39,157	2,055
* ^ eResearch Technology, Inc.	304,795	2,051
* Kendle International Inc.	65,138	2,049
* Cholestech Corp.	110,120	2,028
* Air Methods Corp.	72,640	2,028
* ^ Dendreon Corp.	484,337	2,020
* ^ BioLase Technology, Inc.	228,757	2,002
* Incyte Corp.	342,242	1,999
* Bruker BioSciences Corp.	265,998	1,998
* ^ Telik, Inc.	448,705	1,988
* Spectranetics Corp.	175,452	1,981
* Monogram Biosciences, Inc.	1,107,915	1,972
* Cotherix, Inc.	145,723	1,966
* IntraLase Corp.	87,376	1,955
* ^ Stereotaxis Inc.	187,540	1,935
* Novavax, Inc.	469,354	1,924
* ^ Enzo Biochem, Inc.	134,755	1,923
* Merit Medical Systems, Inc.	121,365	1,922
* Symbion, Inc.	103,524	1,916
* Adolor Corp.	253,842	1,909
* Kensey Nash Corp.	59,703	1,899
* Gentiva Health Services, Inc.	99,436	1,895
* Radiation Therapy Services, Inc.	60,101	1,894
* ^ IRIS International, Inc.	148,749	1,882
* Inspire Pharmaceuticals, Inc.	295,903	1,879
* Molecular Devices Corp.	88,834	1,872
* ^ Encysive Pharmaceuticals, Inc.	442,862	1,864
* Volcano Corp.	112,314	1,841
* ^ Peregrine Pharmaceuticals, Inc.	1,580,864	1,834
* Foxhollow Technologies Inc.	84,800	1,830
* ^ XOMA Ltd.	820,580	1,805
* Aspect Medical Systems, Inc.	95,568	1,798
* Luminex Corp.	140,538	1,785
* SuperGen, Inc.	349,061	1,773
* HealthTronics Surgical Services, Inc.	265,112	1,766
* US Physical Therapy, Inc.	142,952	1,751
* Cepheid, Inc.	205,826	1,750
* Candela Corp.	138,959	1,719
* PRA International	67,360	1,702
* ^ Nastech Pharmaceutical Co., Inc.	111,621	1,689
* Pain Therapeutics, Inc.	188,628	1,679
* Embrex, Inc.	98,547	1,663
* Xenoport Inc.	67,120	1,648
* OraSure Technologies, Inc.	199,352	1,647
* America Service Group Inc.	102,133	1,631
* Pharmanet Development Group, Inc.	73,618	1,625
* ^ Cell Therapeutics, Inc.	925,713	1,620
* VistaCare, Inc.	158,779	1,612
* ^ Hythiam Inc.	174,400	1,611
* ^ Durect Corp.	362,937	1,611
* Emageon Inc.	104,883	1,611
* Maxygen Inc.	149,299	1,608
* ARIAD Pharmaceuticals, Inc.	307,466	1,580
Vital Signs, Inc.	31,394	1,567
* SciClone Pharmaceuticals, Inc.	483,177	1,556
* Lexicon Genetics Inc.	425,453	1,536
* Accelrys Inc.	251,077	1,509
* Trimeris, Inc.	118,460	1,506
* Endologix, Inc.	423,922	1,484
* Horizon Health Corp.	75,679	1,481
* Rita Medical Systems, Inc.	313,203	1,441
* ThermoGenesis Corp.	331,041	1,427
* LHC Group Inc.	49,964	1,424
* deCODE genetics, Inc.	310,293	1,406
* Rochester Medical Corp.	116,494	1,404
* Symmetry Medical Inc.	101,128	1,399
* NPS Pharmaceuticals Inc.	306,846	1,390
* Albany Molecular Research, Inc.	131,486	1,389
* Hooper Holmes, Inc.	418,996	1,387
* STAAR Surgical Co.	197,676	1,386
* ImmunoGen, Inc.	272,154	1,380
* American Dental Partners, Inc.	72,858	1,376
* Bioveris Corp.	99,665	1,367
* ^ ADVENTRX Pharmaceuticals, Inc.	462,200	1,364
* ABIOMED, Inc.	96,569	1,362
* Panacos Pharmaceuticals Inc.	338,718	1,358
* Anika Resh Inc.	101,535	1,347
* MedCath Corp.	49,157	1,345
* Senomyx, Inc.	100,813	1,310
National Healthcare Corp.	23,503	1,297
Computer Programs and Systems, Inc.	37,968	1,291
* Sun Healthcare Group Inc.	102,139	1,290
* RehabCare Group, Inc.	86,259	1,281
* Halozyme Therapeutics Inc	157,750	1,270
* ^ Idenix Pharmaceuticals Inc.	144,827	1,259
* National Dentex Corp.	71,595	1,253
* Vical, Inc.	192,171	1,236
* ^ StemCells, Inc.	462,450	1,225
* Adeza Biomedical Corp.	81,631	1,217
* Nutraceutical International Corp.	79,249	1,213
* ^ Vion Pharmaceuticals, Inc.	898,143	1,212
* Medical Action Industries Inc.	37,508	1,209
* Collagenex Pharmaceuticals, Inc.	86,519	1,209
* Bio-Reference Laboratories, Inc.	53,511	1,203
* ^ Threshold Pharmaceuticals, Inc.	318,807	1,180
* NMT Medical, Inc.	87,061	1,178
* GTx, Inc.	65,833	1,174
* Columbia Laboratories Inc.	228,954	1,168
* Third Wave Technologies	242,445	1,166
* ev3 Inc.	67,203	1,158
Psychemedics Corp.	59,937	1,154
* Five Star Quality Care, Inc.	103,398	1,153
* Possis Medical Inc.	85,523	1,153
* Phase Forward Inc.	76,265	1,142
* Matrixx Initiatives, Inc.	71,650	1,141
* Medical Staffing Network Holdings, Inc.	192,348	1,129
* ^ Santarus Inc.	142,877	1,119
* ^ Aastrom Biosciences, Inc.	902,492	1,110
* ^ BioCryst Pharmaceuticals, Inc.	95,793	1,107
* Exactech, Inc.	77,021	1,096
* ^ Emeritus Corp.	43,663	1,085
* ^ Immunomedics Inc.	297,739	1,081
* Nighthawk Radiology Holdings, Inc.	42,000	1,071
* Merge Technologies, Inc.	162,577	1,067
* ^ AVI BioPharma, Inc.	330,610	1,051
* Providence Service Corp.	41,379	1,040
* Hi-Tech Pharmacal Co., Inc.	85,430	1,040
* Angiodynamics Inc.	48,353	1,039
* Caliper Life Sciences, Inc.	181,288	1,037
* Cutera, Inc.	37,340	1,008
* Natus Medical Inc.	60,026	997
* ^ Dexcom Inc.	99,949	985
* ^ Neurometrix Inc.	64,904	968
Young Innovations, Inc.	28,877	962
* PDI, Inc.	93,260	947
* Neogen Corp.	42,062	934
* Regeneration Technologies, Inc.	157,498	923
* Nuvelo, Inc.	227,561	910
* EPIX Pharmaceuticals Inc.	131,862	910
* Capital Senior Living Corp.	84,100	892
* Bioenvision, Inc.	191,753	890
* Cantel Medical Corp.	54,835	888
* Bentley Pharmaceuticals, Inc.	87,083	886
* CuraGen Corp.	189,125	870
* BioScrip Inc.	247,541	856
* ArQule, Inc.	142,946	846
* ^ Allos Therapeutics Inc.	142,383	832
* ^ CryoLife Inc.	107,758	824
* ^ Discovery Laboratories, Inc.	345,827	816
* Strategic Diagnostics Inc.	212,188	802
* Vivus, Inc.	215,657	781
* ^ Palatin Technologies, Inc.	381,846	779
* Auxilium Pharmaceuticals, Inc.	52,448	770
* ^ Vascular Solutions, Inc.	87,481	764
* Omrix Biopharmaceuticals, Inc.	25,200	763
* Amicas, Inc.	254,910	749
* Akorn, Inc.	119,700	748
* ^ Paincare Holdings Inc.	673,863	741
* Nanogen, Inc.	398,258	741
* AVANT Immunotherapeutics, Inc.	549,967	737
* SONUS Pharmaceuticals, Inc.	120,421	736
* Seattle Genetics, Inc.	136,726	729
* Allied Healthcare International Inc.	247,983	727
* Hanger Orthopedic Group, Inc.	96,386	726
* Titan Pharmaceuticals, Inc.	216,672	719
* Orthovita, Inc.	192,449	699
* Neurogen Corp.	117,057	696
* E-Z-EM, Inc.	39,865	696
* Cerus Corp.	118,568	695
* MWI Veterinary Supply Inc.	21,473	694
* Theragenics Corp.	222,536	690
* Cell Genesys, Inc.	201,455	683
* CardioDynamics International Corp.	621,228	646
* Hollis-Eden Pharmaceuticals, Inc.	121,922	641
* ^ GenVec, Inc.	267,549	639
* ViaCell, Inc.	135,268	638
* Pediatric Services of America	47,610	618
* Altus Pharmaceuticals, Inc.	32,700	616
* Dynavax Technologies Corp.	66,932	614
* Alliance Imaging, Inc.	91,755	610
Utah Medical Products, Inc.	18,018	594
* ^ Northfield Laboratories, Inc.	143,306	583
* Repligen Corp.	206,534	580
* Harvard Bioscience, Inc.	109,770	563
* Cytokinetics, Inc.	74,705	559
* Osteotech, Inc.	97,763	552
* Rural/Metro Corp.	67,938	552
* Infinity Pharmaceuticals, Inc.	43,623	543
* Sangamo BioSciences, Inc.	78,196	516
* Cardiac Science Corp.	62,131	501
* Genta Inc.	1,119,926	496
* ^ Hemispherx Biopharma, Inc.	225,100	495
* Anadys Pharmaceuticals Inc.	99,139	488
* Synovis Life Technologies, Inc.	48,904	487
* Acorda Therapeutics Inc.	30,700	486
* ^ PhotoMedex, Inc.	435,051	483
* Kosan Biosciences, Inc.	86,468	480
* DepoMed, Inc.	139,030	480
* Pharmacyclics, Inc.	92,436	469
* Tercica, Inc.	93,685	468
* Avigen, Inc.	87,467	462
* ^ Occulogix Inc.	293,980	462
* Barrier Therapeutics Inc.	61,122	461
* Sonic Innovations, Inc.	87,978	458
* Acadia Pharmaceuticals Inc.	52,042	457
* ^ Emisphere Technologies, Inc.	84,641	448
* BioSphere Medical Inc.	66,025	441
* Solexa, Inc.	33,322	438
* Allion Healthcare Inc.	60,745	435
* ^ Ista Pharmaceuticals Inc.	61,338	435
* Zila, Inc.	167,263	425
* Renovis, Inc.	129,602	410
* ^ Continucare Corp.	146,321	408
* Oxigene, Inc.	84,382	405
* ^ Neose Technologies, Inc.	180,480	402
* Stratagene Holding Corp.	53,547	398
* Genomic Health, Inc.	20,800	387
* Dyax Corp.	126,681	384
* ^ Introgen Therapeutics, Inc.	85,752	377
* Curis, Inc.	296,191	373
* ^ Genitope Corp.	97,952	345
* ^ DUSA Pharmaceuticals, Inc.	79,563	342
* I-trax, Inc.	104,670	324
* ^ Immtech Pharmaceuticals Inc.	41,317	314
* Sequenom, Inc.	66,365	311
* ^ Insmed Inc.	344,724	303
* NitroMed, Inc.	122,887	301
* ^ Antigenics, Inc.	163,221	299
* ^ Orchid Cellmark, Inc.	95,243	295
* Neurobiological Technologies, Inc.	142,090	293
* ^ La Jolla Pharmaceutical Co.	95,666	290
* Q-Med, Inc.	62,115	286
* Orthologic Corp.	194,546	278
* Exact Sciences Corp.	97,728	277
* EntreMed, Inc.	171,863	272
* Oscient Pharmaceuticals Corp.	53,327	270
* ^ NeoPharm, Inc.	161,106	269
* ^ Avanir Pharmaceuticals Class A	113,024	261
* Hana Biosciences, Inc.	39,700	253
* Caraco Pharmaceutical Laboratories, Ltd.	17,991	252
* SRI/Surgical Express, Inc.	45,628	250
* Heska Corp.	147,500	246
* Micrus Endovascular Corp	12,900	246
* ^ Acusphere, Inc.	100,550	245
* ^ SCOLR Pharma Inc.	51,000	240
* Novoste Corp.	86,273	237
* Pharmacopeia Drug Discovery Inc.	54,102	230
* RadNet, Inc.	48,222	223
* ^ Isolagen Inc.	74,604	219
* Gene Logic Inc.	141,916	219
* ^ Insite Vision, Inc.	140,831	218
* PRAECIS Pharmaceuticals, Inc.	43,532	214
* ^ Corcept Therapeutics Inc.	165,882	204
* Combinatorx, Inc.	23,100	200
* GTC Biotherapeutics, Inc.	181,475	200
* National Medical Health Card Systems, Inc.	16,579	196
* ATS Medical, Inc.	94,180	195
* Icad Inc.	60,078	177
* Daxor Corp.	11,700	174
* ^ CYTOGEN Corp.	73,887	172
* ^ Coley Pharmaceutical Group	17,676	171
* Lannett Co., Inc.	27,200	170
* Retractable Technologies, Inc.	57,609	162
* ^ Targeted Genetics Corp.	28,778	155
* Clarient, Inc.	88,360	152
* ^ BioSante Pharmaceuticals, Inc.	51,841	145
* ^ Immunicon Corp.	42,862	142
* Proxymed Pharmacy, Inc.	30,375	140
* Fonar Corp.	478,887	136
* ^ Matritech Inc.	188,401	124
* Genaera Corp.	313,616	122
* Digirad Corp.	27,668	114
* Mediware Information Systems, Inc.	13,492	113
* The Quigley Corp.	17,264	98
* Ciphergen Biosystems, Inc.	107,827	96
* Advancis Pharmaceutical Corp.	23,394	91
* Pharmos Corp.	46,141	85
* Bioject Medical Technologies Inc.	86,720	82
* ^ Memory Pharmaceuticals Corp.	33,650	82
* Lipid Sciences, Inc.	60,089	81
* ^ Epicept Corp.	55,037	79
* ^ Acacia Research - CombiMatrix Tracking Stock	93,559	74
* NexMed, Inc.	93,858	63
* IVAX Diagnostics, Inc.	41,715	61
* TorreyPines Therapeutics Inc.	7,458	55
* ^ NationsHealth, Inc.	29,703	50
* Micromet, Inc.	14,977	45
* Alteon, Inc.	255,509	38
* Precis, Inc.	18,641	37
* Inhibitex Inc.	21,180	35
* ^ Critical Therapeutics, Inc.	16,490	34
* North American Scientific, Inc.	23,814	26
* Transgenomic, Inc.	51,607	23
* Biopure Corp. Class A	43,681	21
* BSML Inc.	10,209	18
* Poniard Pharmaceuticals, Inc.	2,769	14
* K-V Pharmaceutical Co. Class B	500	12
* Genelabs Technologies, Inc.	3,520	5
* Celsion Corp.	2,339	4
* Cellegy Pharmaceuticals, Inc.	31,250	2
* ^ Aphton Corp.	170,588	-

	10,152,089

Industrials (11.0%)
General Electric Co.	55,112,771	2,050,746
The Boeing Co.	4,032,053	358,208
Tyco International Ltd.	10,757,374	327,024
United Technologies Corp.	5,130,328	320,748
3M Co.	3,820,970	297,768
United Parcel Service, Inc.	3,533,438	264,937
Caterpillar, Inc.	3,503,257	214,855
Emerson Electric Co.	4,356,604	192,083
Honeywell International Inc.	4,157,555	188,088
Lockheed Martin Corp.	1,925,416	177,273
FedEx Corp.	1,554,860	168,889
Burlington Northern Santa Fe Corp.	1,933,490	142,711
General Dynamics Corp.	1,831,521	136,174
Raytheon Co.	2,397,239	126,574
Union Pacific Corp.	1,366,805	125,773
Illinois Tool Works, Inc.	2,578,975	119,123
Northrop Grumman Corp.	1,748,723	118,389
Deere & Co.	1,235,431	117,452
Norfolk Southern Corp.	2,211,023	111,192
Waste Management, Inc.	2,890,064	106,268
Danaher Corp.	1,313,538	95,153
PACCAR, Inc.	1,269,774	82,408
CSX Corp.	2,368,993	81,564
Ingersoll-Rand Co.	1,721,480	67,362
Southwest Airlines Co.	4,207,316	64,456
Masco Corp.	2,126,196	63,509
Rockwell Collins, Inc.	915,924	57,969
Eaton Corp.	761,042	57,185
Textron, Inc.	607,110	56,929
Precision Castparts Corp.	724,064	56,680
Pitney Bowes, Inc.	1,183,695	54,675
Rockwell Automation, Inc.	893,057	54,548
Dover Corp.	1,087,020	53,286
ITT Industries, Inc.	937,031	53,242
L-3 Communications Holdings, Inc.	624,465	51,069
Parker Hannifin Corp.	642,919	49,428
Expeditors International of Washington, Inc.	1,140,873	46,205
Cooper Industries, Inc. Class A	489,216	44,240
American Standard Cos., Inc.	964,702	44,232
R.R. Donnelley & Sons Co.	1,157,568	41,140
Fluor Corp.	469,450	38,331
C.H. Robinson Worldwide Inc.	861,735	35,236
* Terex Corp.	542,872	35,059
Manpower Inc.	464,191	34,782
* AMR Corp.	1,139,884	34,459
Avery Dennison Corp.	500,059	33,969
Cummins Inc.	281,759	33,298
Robert Half International, Inc.	872,577	32,390
Joy Global Inc.	662,082	32,005
* Monster Worldwide Inc.	630,151	29,390
Cintas Corp.	732,699	29,095
Goodrich Corp.	635,470	28,946
Republic Services, Inc. Class A	706,935	28,751
W.W. Grainger, Inc.	403,908	28,249
American Power Conversion Corp.	920,015	28,143
* The Dun & Bradstreet Corp.	337,136	27,911
Equifax, Inc.	676,371	27,461
* McDermott International, Inc.	531,244	27,019
* Jacobs Engineering Group Inc.	316,114	25,776
Fastenal Co.	689,245	24,730
* UAL Corp.	558,149	24,559
Roper Industries Inc.	467,169	23,471
Pall Corp.	669,997	23,148
Aramark Corp. Class B	659,370	22,056
* Foster Wheeler Ltd.	367,527	20,265
* ^ USG Corp.	362,184	19,848
* Continental Airlines, Inc. Class B	478,799	19,750
The Manitowoc Co., Inc.	331,168	19,681
* Allied Waste Industries, Inc.	1,577,468	19,387
Oshkosh Truck Corp.	393,279	19,043
The Corporate Executive Board Co.	216,419	18,980
SPX Corp.	309,998	18,959
Ametek, Inc.	569,385	18,129
* ChoicePoint Inc.	455,022	17,919
Harsco Corp.	226,283	17,220
Ryder System, Inc.	332,418	16,973
* Stericycle, Inc.	223,967	16,910
Pentair, Inc.	518,060	16,267
The Brink's Co.	254,464	16,265
* Wesco International, Inc.	262,283	15,425
* Flowserve Corp.	302,714	15,278
* Thomas & Betts Corp.	320,935	15,174
* AGCO Corp.	490,339	15,171
Trinity Industries, Inc.	429,613	15,122
* Corrections Corp. of America	323,807	14,646
* Alliant Techsystems, Inc.	186,198	14,559
* Shaw Group, Inc.	431,155	14,444
Graco, Inc.	362,901	14,378
Donaldson Co., Inc.	411,074	14,268
* Covanta Holding Corp.	634,715	13,989
* US Airways Group Inc.	254,487	13,704
IDEX Corp.	286,566	13,586
Laidlaw International Inc.	440,217	13,396
Adesa, Inc.	481,773	13,369
Carlisle Co., Inc.	164,807	12,937
Herman Miller, Inc.	351,573	12,783
Teleflex Inc.	193,078	12,465
Hubbell Inc. Class B	275,199	12,442
J.B. Hunt Transport Services, Inc.	594,615	12,350
Acuity Brands, Inc.	236,382	12,301
Kennametal, Inc.	208,328	12,260
* Navistar International Corp.	365,611	12,222
* URS Corp.	280,570	12,022
* General Cable Corp.	274,686	12,007
GATX Corp.	275,874	11,954
Landstar System, Inc.	309,846	11,830
Lincoln Electric Holdings, Inc.	195,465	11,810
The Timken Co.	403,556	11,776
* YRC Worldwide, Inc.	311,343	11,747
Avis Budget Group, Inc.	537,416	11,657
* Copart, Inc.	388,131	11,644
DRS Technologies, Inc.	217,315	11,448
IKON Office Solutions, Inc.	699,270	11,447
Con-way, Inc.	258,499	11,384
* ^ JetBlue Airways Corp.	798,356	11,337
* Quanta Services, Inc.	571,707	11,245
* American Commercial Lines Inc.	165,582	10,847
* BE Aerospace, Inc.	419,806	10,781
HNI Corp.	241,525	10,726
* Genlyte Group, Inc.	136,169	10,636
* Gardner Denver Inc.	280,736	10,474
Florida East Coast Industries, Inc. Class A	173,182	10,322
MSC Industrial Direct Co., Inc. Class A	263,383	10,311
* Waste Connections, Inc.	246,765	10,253
The Toro Co.	214,649	10,009
* Kansas City Southern	345,213	10,004
Lennox International Inc.	326,066	9,981
* Armor Holdings, Inc.	181,091	9,933
* United Rentals, Inc.	387,961	9,866
Alexander & Baldwin, Inc.	221,388	9,816
Crane Co.	263,194	9,643
* EMCOR Group, Inc.	168,677	9,589
Brady Corp. Class A	255,287	9,517
CLARCOR Inc.	279,846	9,462
UTI Worldwide, Inc.	313,096	9,362
* Washington Group International, Inc.	156,390	9,351
Belden CDT Inc.	233,135	9,113
Granite Construction Co.	180,661	9,091
* Hertz Global Holdings Inc.	521,430	9,068
Bucyrus International, Inc.	169,578	8,777
* Hexcel Corp.	502,914	8,756
* Alaska Air Group, Inc.	215,942	8,530
* IHS Inc. Class A	215,556	8,510
Skywest, Inc.	330,866	8,440
* Kirby Corp.	244,366	8,340
* PHH Corp.	288,799	8,338
Regal-Beloit Corp.	158,083	8,301
Watson Wyatt & Co. Holdings	182,605	8,245
Curtiss-Wright Corp.	215,992	8,009
* Resources Connection, Inc.	243,996	7,769
* Ceradyne, Inc.	136,458	7,710
* United Stationers, Inc.	164,628	7,686
Nordson Corp.	154,063	7,677
Wabtec Corp.	251,091	7,628
* Moog Inc.	194,982	7,446
Briggs & Stratton Corp.	275,358	7,421
* Acco Brands Corp.	277,656	7,350
John H. Harland Co.	144,677	7,263
* Teledyne Technologies, Inc.	178,884	7,179
* Energy Conversion Devices, Inc.	210,797	7,163
Deluxe Corp.	281,770	7,101
UAP Holding Corp.	278,914	7,023
Actuant Corp.	146,993	7,004
* Mueller Water Products, Inc.	469,106	6,990
Watts Water Technologies, Inc.	163,091	6,705
^ Simpson Manufacturing Co.	204,386	6,469
* Swift Transportation Co., Inc.	242,735	6,377
* ESCO Technologies Inc.	139,618	6,344
Mueller Industries Inc.	199,727	6,331
Walter Industries, Inc.	233,779	6,324
* AAR Corp.	214,130	6,250
Watsco, Inc.	130,961	6,176
Administaff, Inc.	142,164	6,080
Pacer International, Inc.	202,857	6,039
Applied Industrial Technology, Inc.	229,423	6,036
* Dollar Thrifty Automotive Group, Inc.	131,104	5,980
Woodward Governor Co.	150,329	5,970
* Teletech Holdings Inc.	247,399	5,908
* FTI Consulting, Inc.	210,219	5,863
* AirTran Holdings, Inc.	497,732	5,843
* Tetra Tech, Inc.	320,331	5,795
* Navigant Consulting, Inc.	292,723	5,784
* NCI Building Systems, Inc.	108,873	5,634
Kaydon Corp.	140,938	5,601
* Jacuzzi Brands, Inc.	447,957	5,568
* EGL, Inc.	184,248	5,487
Mine Safety Appliances Co.	149,203	5,468
* Labor Ready, Inc.	296,703	5,439
Valmont Industries, Inc.	97,706	5,422
* Cenveo Inc.	255,593	5,419
ElkCorp	131,137	5,388
* Genesee & Wyoming Inc. Class A	202,714	5,319
* Orbital Sciences Corp.	281,128	5,184
Macquarie Infrastructure Company Trust	142,213	5,046
Heartland Express, Inc.	334,958	5,031
Steelcase Inc.	274,745	4,989
Viad Corp.	121,570	4,936
Werner Enterprises, Inc.	281,232	4,916
Forward Air Corp.	168,802	4,883
* Esterline Technologies Corp.	118,123	4,752
Knight Transportation, Inc.	278,084	4,741
Arkansas Best Corp.	130,924	4,713
Baldor Electric Co.	140,275	4,688
Universal Forest Products, Inc.	100,548	4,688
* Hub Group, Inc.	170,054	4,685
Banta Corp.	127,703	4,648
* Beacon Roofing Supply, Inc.	240,820	4,532
* The Advisory Board Co.	81,854	4,382
* Mobile Mini, Inc.	157,832	4,252
* Korn/Ferry International	184,309	4,232
ABM Industries Inc.	183,989	4,178
* CoStar Group, Inc.	76,813	4,114
Albany International Corp.	122,478	4,031
* Heidrick & Struggles International, Inc.	94,328	3,996
* Amerco, Inc.	45,744	3,980
A.O. Smith Corp.	104,853	3,938
* Griffon Corp.	153,690	3,919
Franklin Electric, Inc.	75,698	3,890
Freightcar America Inc.	69,955	3,879
* GrafTech International Ltd.	553,503	3,830
* American Reprographics Co.	114,986	3,830
* Insituform Technologies Inc. Class A	146,825	3,797
Healthcare Services Group, Inc.	130,458	3,778
* School Specialty, Inc.	99,112	3,716
Federal Signal Corp.	229,537	3,682
Barnes Group, Inc.	168,976	3,675
* Old Dominion Freight Line, Inc.	152,609	3,673
Triumph Group, Inc.	70,022	3,671
G & K Services, Inc. Class A	94,371	3,670
* Geo Group Inc.	96,068	3,604
Knoll, Inc.	162,289	3,570
* EnPro Industries, Inc.	107,415	3,567
* Infrasource Services Inc.	163,252	3,554
* II-VI, Inc.	126,474	3,534
* Power-One, Inc.	482,632	3,514
United Industrial Corp.	68,828	3,493
* RailAmerica, Inc.	216,632	3,483
NACCO Industries, Inc. Class A	24,596	3,360
McGrath RentCorp	109,221	3,345
* Consolidated Graphics, Inc.	56,448	3,334
* Republic Airways Holdings Inc.	196,354	3,295
* GenCorp, Inc.	233,474	3,273
* Superior Essex Inc.	98,202	3,265
Tredegar Corp.	142,217	3,216
* Volt Information Sciences Inc.	63,962	3,212
Gorman-Rupp Co.	86,037	3,181
Rollins, Inc.	143,082	3,164
* The Middleby Corp.	30,114	3,152
* Fuel-Tech N.V	126,300	3,112
Horizon Lines Inc.	114,752	3,094
* Hudson Highland Group, Inc.	183,422	3,059
* Clean Harbors Inc.	62,431	3,022
* Kforce Inc.	246,855	3,004
* Huron Consulting Group Inc.	65,803	2,984
* M&F Worldwide Corp.	117,818	2,976
* Global Cash Access, Inc.	182,799	2,967
Genco Shipping and Trading Ltd.	104,741	2,926
Kaman Corp. Class A	130,260	2,917
* Spherion Corp.	389,816	2,896
* ^ Evergreen Solar, Inc.	377,422	2,857
* CBIZ Inc.	409,207	2,852
Diamond Management and Technology	228,507	2,843
* K&F Industries Holdings	119,751	2,720
Bowne & Co., Inc.	170,546	2,719
Kelly Services, Inc. Class A	93,828	2,715
* Perini Corp.	87,952	2,707
Wabash National Corp.	177,460	2,680
* Columbus McKinnon Corp.	126,327	2,655
* Interline Brands, Inc.	118,046	2,652
Ameron International Corp.	34,628	2,645
Apogee Enterprises, Inc.	136,727	2,640
* ^ Taser International Inc.	346,299	2,635
* CRA International Inc.	50,255	2,633
^ Titan International, Inc.	130,129	2,622
The Greenbrier Cos., Inc.	85,800	2,574
Robbins & Myers, Inc.	55,397	2,544
* Sequa Corp. Class A	21,846	2,514
* Blount International, Inc.	185,323	2,494
CDI Corp.	99,814	2,485
Tennant Co.	85,572	2,482
* Flow International Corp.	224,484	2,474
* Kadant Inc.	100,060	2,439
* Atlas Air Worldwide Holdings, Inc.	54,552	2,428
* Williams Scotsman International Inc.	123,494	2,423
CIRCOR International, Inc.	64,922	2,388
Cascade Corp.	44,851	2,373
American Woodmark Corp.	56,524	2,366
Lindsay Manufacturing Co.	70,658	2,307
* Kenexa Corp.	69,327	2,306
* Ladish Co., Inc.	61,567	2,283
Comfort Systems USA, Inc.	180,497	2,281
* RBC Bearings Inc.	78,382	2,246
* ^ A.S.V., Inc.	138,071	2,246
Cubic Corp.	103,363	2,243
* Astec Industries, Inc.	63,361	2,224
* Pike Electric Corp.	136,120	2,223
* ^ Encore Wire Corp.	98,153	2,160
^ Eagle Bulk Shipping Inc.	123,996	2,150
Lawson Products, Inc.	46,619	2,139
* ^ Lamson & Sessions Co.	87,788	2,130
* L.B. Foster Co. Class A	82,002	2,125
* ^ American Science & Engineering, Inc.	34,628	2,061
* AZZ Inc.	39,998	2,048
^ HEICO Corp.	52,314	2,031
Ennis, Inc.	82,665	2,022
* ^ Waste Services, Inc.	200,663	1,977
* ^ Frontier Airlines Holdings, Inc.	265,906	1,968
* Saia, Inc.	84,670	1,965
* Innovative Solutions and Support, Inc.	114,507	1,950
* Lydall, Inc.	179,932	1,945
EDO Corp.	81,873	1,944
Raven Industries, Inc.	72,065	1,931
* On Assignment, Inc.	162,856	1,914
* Celadon Group Inc.	113,221	1,896
* H&E Equipment Services, Inc.	75,231	1,863
Bluelinx Holdings Inc.	178,485	1,856
* ICT Group, Inc.	58,601	1,851
* Team, Inc.	53,055	1,848
Synagro Technologies Inc.	417,239	1,844
* Commercial Vehicle Group Inc.	83,385	1,818
* Ducommun, Inc.	78,760	1,802
* Layne Christensen Co.	53,199	1,747
Angelica Corp.	67,611	1,744
Applied Signal Technology, Inc.	123,769	1,740
* Xanser Corp.	353,141	1,716
* Accuride Corp.	151,889	1,710
* PeopleSupport Inc.	81,119	1,708
* SITEL Corp.	404,602	1,707
* Miller Industries, Inc.	70,320	1,688
* ^ Medis Technology Ltd.	96,491	1,682
* Electro Rent Corp.	100,369	1,676
* ^ TurboChef Technologies, Inc.	97,771	1,664
^ Mueller Water Products, Inc. Class A	111,670	1,661
* ^ Houston Wire & Cable Co.	78,651	1,644
LSI Industries Inc.	82,426	1,636
* Argon ST, Inc.	74,682	1,609
* Sirva Inc.	460,414	1,602
Quixote Corp.	80,207	1,578
* ^ FuelCell Energy, Inc.	241,658	1,561
Dynamic Materials Corp.	54,292	1,526
* ABX Air, Inc.	217,298	1,506
* NuCo2, Inc.	61,157	1,504
* Pinnacle Airlines Corp.	86,614	1,459
* ^ Trex Co., Inc.	63,698	1,458
Standex International Corp.	46,877	1,412
* LECG Corp.	75,773	1,400
* Marten Transport, Ltd.	75,562	1,385
* Gehl Co.	50,134	1,380
Insteel Industries, Inc.	77,357	1,376
* ^ 3D Systems Corp.	86,087	1,374
* ^ American Superconductor Corp.	139,633	1,370
^ PW Eagle, Inc.	39,400	1,359
* Essex Corp.	56,793	1,358
Met-Pro Corp.	90,980	1,350
* ^ Capstone Turbine Corp.	1,094,756	1,347
Central Parking Corp.	74,522	1,341
* Learning Tree International, Inc.	149,209	1,326
* ^ Ionatron Inc.	317,842	1,303
* Tecumseh Products Co. Class A	77,093	1,303
* ^ Ultralife Batteries, Inc.	118,001	1,299
Frozen Food Express Industries, Inc.	150,530	1,295
* TRC Cos., Inc.	149,953	1,294
TAL International Group, Inc.	48,078	1,283
* The Allied Defense Group, Inc.	57,700	1,226
* EnerSys	76,332	1,221
* DynCorp International Inc. Class A	75,489	1,198
* Builders FirstSource, Inc.	66,851	1,192
* Casella Waste Systems, Inc.	96,588	1,181
* Goodman Global, Inc.	67,764	1,166
* WCA Waste Corp.	144,731	1,162
AAON, Inc.	43,974	1,156
* Cornell Cos., Inc.	63,036	1,150
* ^ Distributed Energy Systems Corp.	319,370	1,150
* ExpressJet Holdings, Inc.	141,257	1,144
* ^ ENGlobal Corp.	175,726	1,130
* Mesa Air Group Inc.	131,469	1,127
* Exponent, Inc.	60,108	1,122
* First Consulting Group, Inc.	81,217	1,118
* Odyssey Marine Exploration, Inc.	381,500	1,114
HEICO Corp. Class A	34,188	1,114
Ampco-Pittsburgh Corp.	32,818	1,099
* COMSYS IT Partners Inc.	54,095	1,093
* ^ Valence Technology Inc.	661,126	1,091
* Rush Enterprises, Inc. Class A	64,113	1,085
Alamo Group, Inc.	45,782	1,074
The Standard Register Co.	87,723	1,053
* ^ Plug Power, Inc.	269,584	1,049
* Herley Industries Inc.	64,608	1,046
* TransDigm Group, Inc.	38,400	1,018
* Active Power, Inc.	386,668	1,013
* Magnatek, Inc.	177,952	1,005
Vicor Corp.	90,085	1,001
* GP Strategies Corp.	118,710	985
Barrett Business Services, Inc.	41,290	967
* Flanders Corp.	94,984	940
* Axsys Technologies, Inc.	53,391	938
* Dynamex Inc.	39,666	927
* Covenant Transport, Inc.	80,957	923
* Park-Ohio Holdings Corp.	57,376	923
* Standard Parking Corp.	23,923	919
* MTC Technologies, Inc.	38,393	904
American Railcar Industries, Inc.	26,309	896
* P.A.M. Transportation Services, Inc.	40,667	895
Aceto Corp.	99,418	859
* ^ Midwest Air Group Inc.	72,600	835
* MAIR Holdings, Inc.	115,311	827
* Powell Industries, Inc.	25,554	807
Badger Meter, Inc.	28,838	799
* Michael Baker Corp.	34,400	779
Schawk, Inc.	38,452	751
^ C & D Technologies, Inc.	155,252	736
American Ecology Corp.	39,457	730
* Hawaiian Holdings, Inc.	145,250	712
* U.S. Xpress Enterprises, Inc.	40,002	659
* Quality Distribution Inc.	49,196	655
Sun Hydraulics Corp.	30,568	627
* Sterling Construction Co., Inc.	27,421	597
Omega Flex Inc.	28,471	589
Todd Shipyards Corp.	33,585	561
Waste Industries USA, Inc.	18,072	552
* Rush Enterprises, Inc. Class B	33,980	536
* APAC Teleservices, Inc.	141,070	529
* USA Truck, Inc.	31,743	509
* La Barge, Inc.	37,022	497
^ AMREP Corp.	4,000	490
* Taleo Corp. Class A	33,000	451
Multi-Color Corp.	12,897	424
CompX International Inc.	20,194	407
* ^ Milacron Inc.	485,669	389
* Raytheon Co. Warrants Exp. 6/16/11	19,938	357
* Perma-Fix Environmental Services, Inc.	152,132	353
* International Shipholding Corp.	25,994	351
* Huttig Building Products, Inc.	64,646	342
^ Hubbell Inc. Class A	7,600	338
* Stantec Inc.	14,600	317
Sypris Solutions, Inc.	44,764	311
* ^ Microvision, Inc.	97,449	311
* Modtech Holdings, Inc.	60,989	302
L.S. Starrett Co. Class A	17,904	291
* Intersections Inc.	27,328	289
* Valley National Gases Inc.	10,500	278
* Mac-Gray Corp.	22,933	273
* Strategic Distribution, Inc.	26,174	266
Chase Corp	9,600	244
* CompuDyne Corp.	35,936	236
* U.S. Home Systems, Inc.	19,850	225
* Paragon Technologies, Inc.	40,335	225
* Willis Lease Finance Corp.	21,560	222
* Aerosonic Corp.	32,574	218
* SL Industries, Inc.	13,300	216
* Nashua Corp.	24,315	204
* Universal Truckload Services, Inc.	8,352	198
International Aluminum Corp.	4,000	195
* ^ PRG-Schultz International, Inc.	23,898	191
* ^ Integrated Alarm Services Group, Inc.	52,970	172
* Innotrac Corp.	62,932	159
* Pemco Aviation Group, Inc.	19,987	156
* Catalytica Energy Systems, Inc.	73,906	153
* ^ Wolverine Tube, Inc.	120,577	147
* ^ TRM Corp.	68,332	146
* ^ UQM Technologies, Inc.	52,950	145
* ^ Advanced Environmental Recycling Technologies, Inc	61,055	123
* ^ Millennium Cell Inc.	128,346	121
* Spherix Inc.	50,060	115
* ^ Arotech Corp.	28,972	88
* Environmental Tectonics Corp.	19,900	72
* Channell Commercial Corp.	18,561	55
* Henry Bros. Electronics, Inc.	9,700	37
Protection One, Inc.	2,271	27
* Stonepath Group, Inc.	7,376	1
* DT Industries, Inc.	525,268	1
* BMC Industries, Inc.	211,416	-

	9,418,940

Information Technology (15.2%)
Microsoft Corp.	47,322,870	1,413,061
* Cisco Systems, Inc.	32,591,129	890,716
International Business Machines Corp.	8,124,804	789,325
Intel Corp.	30,794,843	623,596
Hewlett-Packard Co.	14,893,180	613,450
* Google Inc.	1,170,260	538,881
* Apple Computer, Inc.	4,554,391	386,395
* Oracle Corp.	22,398,812	383,916
QUALCOMM Inc.	8,820,084	333,311
* Dell Inc.	10,917,926	273,931
Motorola, Inc.	13,084,452	269,016
Texas Instruments, Inc.	8,186,366	235,767
* eBay Inc.	5,673,447	170,601
* Yahoo! Inc.	6,636,496	169,496
* EMC Corp.	12,274,006	162,017
* Corning, Inc.	8,330,243	155,859
Automatic Data Processing, Inc.	2,968,339	146,191
Applied Materials, Inc.	7,418,477	136,871
* Adobe Systems, Inc.	3,093,247	127,194
Accenture Ltd.	3,125,215	115,414
* Symantec Corp.	5,287,231	110,239
First Data Corp.	4,086,537	104,288
* Sun Microsystems, Inc.	18,696,728	101,336
Western Union Co.	4,092,402	91,752
* Electronic Arts Inc.	1,638,342	82,507
* Xerox Corp.	4,829,623	81,862
* Broadcom Corp.	2,506,161	80,974
* Agilent Technologies, Inc.	2,276,594	79,339
* Network Appliance, Inc.	1,986,650	78,036
Electronic Data Systems Corp.	2,766,874	76,227
Seagate Technology	2,838,457	75,219
Paychex, Inc.	1,831,699	72,425
* NVIDIA Corp.	1,791,898	66,318
Analog Devices, Inc.	1,888,676	62,081
* Advanced Micro Devices, Inc.	2,902,573	59,067
* Cognizant Technology Solutions Corp.	752,604	58,071
* Micron Technology, Inc.	3,899,760	54,441
* Intuit, Inc.	1,767,490	53,926
KLA-Tencor Corp.	1,063,786	52,923
Maxim Integrated Products, Inc.	1,714,410	52,495
* SanDisk Corp.	1,209,524	52,046
* Juniper Networks, Inc.	2,720,955	51,535
CA, Inc.	2,255,667	51,091
* Autodesk, Inc.	1,229,094	49,729
Linear Technology Corp.	1,623,592	49,227
* Computer Sciences Corp.	917,388	48,961
* Fiserv, Inc.	930,526	48,778
* Marvell Technology Group Ltd.	2,499,775	47,971
Xilinx, Inc.	1,817,370	43,272
* NCR Corp.	963,782	41,211
Fidelity National Information Services, Inc.	1,017,959	40,810
National Semiconductor Corp.	1,733,604	39,353
* Lexmark International, Inc.	536,922	39,303
* LAM Research Corp.	758,843	38,413
* Flextronics International Ltd.	3,292,807	37,801
* Altera Corp.	1,917,795	37,742
* Akamai Technologies, Inc.	708,577	37,640
Microchip Technology, Inc.	1,150,239	37,613
* MEMC Electronic Materials, Inc.	950,575	37,206
MasterCard, Inc. Class A	362,621	35,715
* BMC Software, Inc.	1,097,967	35,355
Harris Corp.	719,528	32,998
* VeriSign, Inc.	1,302,466	31,324
* Avaya Inc.	2,205,765	30,837
Amphenol Corp.	478,886	29,729
* Affiliated Computer Services, Inc. Class A	600,714	29,339
* Cadence Design Systems, Inc.	1,503,703	26,931
* Citrix Systems, Inc.	986,355	26,681
* Activision, Inc.	1,497,410	25,815
* BEA Systems, Inc.	2,000,809	25,170
* McAfee Inc.	856,564	24,309
* Western Digital Corp.	1,179,704	24,137
Jabil Circuit, Inc.	969,383	23,798
* Iron Mountain, Inc.	568,302	23,494
CDW Corp.	333,152	23,427
* Tellabs, Inc.	2,272,777	23,319
* Comverse Technology, Inc.	1,085,804	22,921
Sabre Holdings Corp.	712,872	22,733
* Alliance Data Systems Corp.	363,856	22,730
* Novellus Systems, Inc.	659,669	22,706
* Red Hat, Inc.	970,866	22,330
* Ceridian Corp.	744,714	20,837
* Arrow Electronics, Inc.	656,783	20,722
Symbol Technologies, Inc.	1,359,437	20,310
Molex, Inc.	637,275	20,157
* Synopsys, Inc.	751,863	20,097
Global Payments Inc.	428,196	19,825
* LSI Logic Corp.	2,138,201	19,244
* JDS Uniphase Corp.	1,132,856	18,873
* QLogic Corp.	853,278	18,704
* DST Systems, Inc.	297,238	18,616
* Avnet, Inc.	710,560	18,141
Intersil Corp.	750,999	17,964
* Convergys Corp.	743,990	17,692
* Agere Systems Inc.	913,396	17,510
* Mettler-Toledo International Inc.	215,630	17,002
* CheckFree Corp.	415,553	16,689
* Integrated Device Technology Inc.	1,075,590	16,650
* Compuware Corp.	1,997,718	16,641
Diebold, Inc.	352,211	16,413
* F5 Networks, Inc.	218,452	16,211
* Teradyne, Inc.	1,055,119	15,785
* NAVTEQ Corp.	448,781	15,694
* Solectron Corp.	4,863,543	15,661
* salesforce.com, Inc.	422,233	15,390
* Ingram Micro, Inc. Class A	749,200	15,291
* Trimble Navigation Ltd.	296,363	15,034
* International Rectifier Corp.	383,895	14,791
* Polycom, Inc.	476,149	14,718
* Unisys Corp.	1,853,927	14,535
MoneyGram International, Inc.	456,292	14,309
* Atmel Corp.	2,363,392	14,299
Fair Isaac, Inc.	337,990	13,739
* Varian Semiconductor Equipment Associates, Inc.	296,823	13,511
Tektronix, Inc.	445,207	12,987
* Cypress Semiconductor Corp.	759,611	12,815
* Zebra Technologies Corp. Class A	363,735	12,654
* Ciena Corp.	452,582	12,541
* Vishay Intertechnology, Inc.	908,900	12,307
* ValueClick, Inc.	516,269	12,199
* Brocade Communications Systems, Inc.	1,453,004	11,929
* Digital River, Inc.	212,476	11,854
* Sybase, Inc.	478,827	11,827
Acxiom Corp.	448,399	11,501
* Novell, Inc.	1,828,718	11,338
* Tech Data Corp.	296,930	11,245
* THQ Inc.	345,519	11,236
* Hyperion Solutions Corp.	310,622	11,164
* FLIR Systems, Inc.	349,980	11,140
* Foundry Networks, Inc.	741,015	11,100
* Fairchild Semiconductor International, Inc.	656,954	11,043
* MICROS Systems, Inc.	208,607	10,994
* Parametric Technology Corp.	604,337	10,890
* Tessera Technologies, Inc.	249,095	10,048
* Sanmina-SCI Corp.	2,890,581	9,973
* CommScope, Inc.	320,213	9,760
* Anixter International Inc.	179,200	9,731
FactSet Research Systems Inc.	170,403	9,624
* TIBCO Software Inc.	1,002,737	9,466
* Interdigital Communications Corp.	280,670	9,416
* Cymer, Inc.	213,759	9,395
* CACI International, Inc.	165,437	9,347
* Equinix, Inc.	123,478	9,337
* ADC Telecommunications, Inc.	636,059	9,242
* VeriFone Holdings, Inc.	259,019	9,169
Jack Henry & Associates Inc.	427,762	9,154
* Hewitt Associates, Inc.	353,734	9,109
* Silicon Laboratories Inc.	258,806	8,968
* Rambus Inc.	469,182	8,882
* Emulex Corp.	451,956	8,818
* FormFactor Inc.	235,965	8,790
* Andrew Corp.	857,385	8,771
Imation Corp.	187,396	8,701
* 3Com Corp.	2,114,520	8,691
* aQuantive, Inc.	352,165	8,684
* ANSYS, Inc.	199,180	8,662
* Sonus Networks, Inc.	1,302,457	8,583
* Benchmark Electronics, Inc.	350,546	8,539
* ^ Nuance Communications, Inc.	729,231	8,357
* BISYS Group, Inc.	646,116	8,341
* Avocent Corp.	246,203	8,334
National Instruments Corp.	303,703	8,273
* Electronics for Imaging, Inc.	309,361	8,223
* Macrovision Corp.	287,551	8,126
* Avid Technology, Inc.	217,409	8,101
* Redback Networks Inc.	320,503	7,993
ADTRAN Inc.	351,893	7,988
* Mentor Graphics Corp.	442,138	7,972
* MPS Group, Inc.	559,413	7,932
* Perot Systems Corp.	478,173	7,837
* ON Semiconductor Corp.	1,016,623	7,696
* BearingPoint, Inc.	976,265	7,683
* PMC Sierra Inc.	1,122,993	7,535
* WebEx Communications, Inc.	210,677	7,351
* Arris Group Inc.	581,690	7,277
* Microsemi Corp.	369,494	7,261
* ^ Cree, Inc.	419,092	7,259
* Gartner, Inc. Class A	366,174	7,247
* Itron, Inc.	137,026	7,103
* CNET Networks, Inc.	778,327	7,075
* Palm, Inc.	499,278	7,035
* ^ Take-Two Interactive Software, Inc.	396,018	7,033
* Digital Insight Corp.	182,464	7,023
* j2 Global Communications, Inc.	256,859	6,999
* RF Micro Devices, Inc.	1,026,587	6,971
* Wright Express Corp.	223,312	6,961
* ^ SiRF Technology Holdings, Inc.	269,514	6,878
Daktronics, Inc.	186,136	6,859
* eFunds Corp.	249,256	6,855
* Digitas Inc.	508,017	6,813
* RealNetworks, Inc.	604,913	6,618
* CSG Systems International, Inc.	246,994	6,602
* Transaction Systems Architects, Inc.	202,476	6,595
* Intermec, Inc.	271,629	6,592
* Entegris Inc.	607,372	6,572
* MicroStrategy Inc.	57,190	6,520
* Spansion Inc. Class A	437,636	6,503
* Progress Software Corp.	222,196	6,206
* Applied Micro Circuits Corp.	1,742,784	6,204
* Skyworks Solutions, Inc.	862,238	6,105
* SRA International, Inc.	226,989	6,070
* ATMI, Inc.	197,798	6,039
* Kronos, Inc.	162,783	5,981
* Websense, Inc.	260,817	5,954
* Plexus Corp.	245,080	5,853
* Amkor Technology, Inc.	618,811	5,780
* Coherent, Inc.	182,083	5,748
* NETGEAR, Inc.	214,706	5,636
* Komag, Inc.	148,579	5,628
* Rogers Corp.	94,977	5,618
* ^ Finisar Corp.	1,728,022	5,582
Plantronics, Inc.	262,093	5,556

* Silicon Image, Inc.	426,880	5,430
Blackbaud, Inc.	208,683	5,426
* ^ UTStarcom, Inc.	619,320	5,419
* Conexant Systems, Inc.	2,618,073	5,341
Talx Corp.	193,604	5,314
* Informatica Corp.	432,475	5,281
Cognex Corp.	221,679	5,280
* MKS Instruments, Inc.	231,284	5,222
* Newport Corp.	248,478	5,206
* Dolby Laboratories Inc.	166,306	5,159
* Atheros Communications, Inc.	239,788	5,112
* Tekelec	344,565	5,110
* Semtech Corp.	390,535	5,104
* Quest Software, Inc.	345,922	5,068
* Opsware, Inc.	565,098	4,984
* EarthLink, Inc.	699,046	4,963
United Online, Inc.	367,532	4,881
* Brooks Automation, Inc.	337,783	4,864
Technitrol, Inc.	201,934	4,824
* Wind River Systems Inc.	464,382	4,760
* Advent Software, Inc.	134,329	4,740
* ^ OmniVision Technologies, Inc.	344,007	4,696
* Euronet Worldwide, Inc.	158,108	4,694
* Trident Microsystems, Inc.	255,666	4,648
Total System Services, Inc.	173,715	4,584
* Global Imaging Systems, Inc.	208,577	4,578
* Openwave Systems Inc.	491,676	4,538
* ^ L-1 Identity Solutions Inc.	299,092	4,525
* Insight Enterprises, Inc.	234,891	4,432
* Powerwave Technologies, Inc.	686,264	4,426
* Checkpoint Systems, Inc.	218,861	4,421
* Diodes Inc.	123,165	4,370
* Manhattan Associates, Inc.	143,512	4,317
* Aeroflex, Inc.	368,092	4,314
* Lawson Software, Inc.	579,850	4,285
* KEMET Corp.	584,482	4,267
* Rofin-Sinar Technologies Inc.	70,146	4,241
* Rackable Systems Inc.	135,517	4,197
AVX Corp.	281,497	4,163
* Brightpoint, Inc.	307,852	4,141
* Paxar Corp.	179,331	4,135
* CMGI Inc.	3,003,740	4,025
* Electro Scientific Industries, Inc.	199,838	4,025
* Dycom Industries, Inc.	190,226	4,018
* Synaptics Inc.	133,371	3,960
* Littelfuse, Inc.	124,025	3,954
* FEI Co.	146,922	3,874
* Zoran Corp.	263,528	3,842
* Cabot Microelectronics Corp.	113,117	3,839
* Sigma Designs, Inc.	149,384	3,802
* Comtech Telecommunications Corp.	99,176	3,776
* Micrel, Inc.	348,165	3,753
* DealerTrack Holdings Inc.	125,531	3,693
* ManTech International Corp.	99,521	3,665
* McDATA Corp. Class A	659,514	3,660
MTS Systems Corp.	94,042	3,632
* ^ Internap Network Services Corp.	180,634	3,589
* InfoSpace, Inc.	173,921	3,567
Quality Systems, Inc.	95,498	3,559
Gevity HR, Inc.	149,788	3,548
Black Box Corp.	84,136	3,533
* Open Solutions Inc.	92,356	3,476
* Interwoven Inc.	233,616	3,427
* Sycamore Networks, Inc.	900,219	3,385
* ScanSource, Inc.	110,316	3,354
* Altiris, Inc.	129,465	3,286
* Concur Technologies, Inc.	204,513	3,280
* Lattice Semiconductor Corp.	504,484	3,269
* Axcelis Technologies, Inc.	560,652	3,269
* ViaSat, Inc.	107,858	3,215
* Witness Systems, Inc.	179,514	3,147
* Epicor Software Corp.	231,257	3,124
* The Knot, Inc.	118,996	3,122
* Keane, Inc.	260,702	3,105
* ^ SunPower Corp. Class A	82,700	3,074
Agilysys, Inc.	183,093	3,065
* Blackboard Inc.	101,334	3,044
* SonicWALL, Inc.	361,073	3,040
Molex, Inc. Class A	109,156	3,024
* DSP Group Inc.	138,858	3,013
* Omniture, Inc.	213,719	3,009
* TriQuint Semiconductor, Inc.	667,999	3,006
* Ariba, Inc.	388,310	3,006
* Photronics Inc.	182,875	2,988
MAXIMUS, Inc.	94,291	2,902
* SafeNet, Inc.	117,703	2,818
* Cirrus Logic, Inc.	408,973	2,814
* Advanced Energy Industries, Inc.	147,226	2,778
* Silicon Storage Technology, Inc.	615,942	2,778
* TTM Technologies, Inc.	241,478	2,736
* Gateway, Inc.	1,346,963	2,707
* C-COR Inc.	242,011	2,696
CTS Corp.	171,064	2,686
* Hutchinson Technology, Inc.	113,921	2,685
* Internet Capital Group Inc.	260,779	2,676
* Mastec Inc.	228,969	2,642
* ^ Bankrate, Inc.	69,086	2,622
* Supertex, Inc.	66,306	2,603
* Kulicke & Soffa Industries, Inc.	307,035	2,579
* Vignette Corp.	151,004	2,578
* VA Software Corp.	511,027	2,570
* The Ultimate Software Group, Inc.	110,456	2,569
infoUSA Inc.	214,448	2,554
* Aspen Technologies, Inc.	231,428	2,550
* ^ Universal Display Corp.	168,924	2,536
Inter-Tel, Inc.	114,165	2,530
* Greenfield Online, Inc.	176,550	2,525
* Standard Microsystem Corp.	89,955	2,517
* Veeco Instruments, Inc.	133,847	2,507
* Kanbay International Inc.	87,053	2,505
* Harmonic, Inc.	344,208	2,502
* 24/7 Real Media, Inc.	275,818	2,496
* Safeguard Scientifics, Inc.	1,019,282	2,467
* Tyler Technologies, Inc.	173,963	2,446
* Forrester Research, Inc.	89,193	2,418
* Packeteer, Inc.	177,310	2,411
* Quantum Corp.	1,032,227	2,395
* Adaptec, Inc.	513,644	2,394
* Credence Systems Corp.	459,256	2,388
* Sykes Enterprises, Inc.	135,021	2,382
* JDA Software Group, Inc.	171,260	2,358
* Actel Corp.	129,355	2,349
* LTX Corp.	414,334	2,320
* SPSS, Inc.	75,954	2,284
* Sapient Corp.	415,471	2,281
* RadiSys Corp.	136,815	2,281
* Gerber Scientific, Inc.	181,548	2,280
Heartland Payment Systems, Inc.	79,668	2,251
* Netlogic Microsystems Inc.	102,956	2,233
* Intevac, Inc.	85,917	2,230
* Sonic Solutions, Inc.	134,200	2,187
* SYNNEX Corp.	99,586	2,185
Cohu, Inc.	107,619	2,170
* LoJack Corp.	126,780	2,165
* NetRatings, Inc.	123,007	2,154
Methode Electronics, Inc. Class A	198,658	2,151
* Hittite Microwave Corp.	66,343	2,144
Park Electrochemical Corp.	83,576	2,144
* Borland Software Corp.	390,527	2,124
* Extreme Networks, Inc.	503,402	2,109
* ^ Mindspeed Technologies, Inc.	1,103,808	2,108
* ^ MRV Communications Inc.	595,416	2,108
* Mattson Technology, Inc.	225,491	2,102
* SupportSoft, Inc.	382,841	2,098
* TNS Inc.	108,724	2,093
* ^ Comtech Group Inc.	114,100	2,075
* Exar Corp.	159,504	2,074
* Novatel Wireless, Inc.	211,538	2,046
* Cogent Inc.	185,244	2,040
* Verint Systems Inc.	59,484	2,039
* AMIS Holdings Inc.	192,137	2,031
* ANADIGICS, Inc.	228,994	2,029
* Actuate Software Corp.	341,070	2,026
* Mercury Computer Systems, Inc.	151,424	2,023
* Anaren, Inc.	113,085	2,008
* Rudolph Technologies, Inc.	126,078	2,007
* Stratex Networks, Inc.	412,977	1,995
* VASCO Data Security International, Inc.	167,610	1,986
* ^ Terremark Worldwide, Inc.	295,217	1,984
* Iomega Corp.	559,117	1,974
* ^ Transmeta Corp.	1,755,509	1,949
* Ciber, Inc.	286,839	1,945
Syntel, Inc.	71,939	1,928
* Magma Design Automation, Inc.	214,586	1,916
* webMethods, Inc.	258,439	1,902
* Genesis Microchip Inc.	187,553	1,902
* Ansoft Corp.	68,236	1,897
* Asyst Technologies, Inc.	258,286	1,888
* Agile Software Corp.	301,655	1,855
* Covansys Corp.	80,660	1,851
* ^ eCollege.com Inc.	117,516	1,839
* OSI Systems Inc.	87,542	1,832
* Symmetricom Inc.	202,452	1,806
* FARO Technologies, Inc.	74,573	1,793
* Smith Micro Software, Inc.	123,880	1,758
* ^ Echelon Corp.	218,030	1,744
* ^ ParkerVision, Inc.	156,156	1,741
* PortalPlayer Inc.	129,028	1,735
* ^ TranSwitch Corp.	1,232,166	1,725
* Lionbridge Technologies, Inc.	267,541	1,723
* ^ EMCORE Corp.	311,051	1,720
* eSPEED, Inc. Class A	190,343	1,662
* ^ NVE Corp.	54,001	1,659
* SimpleTech, Inc.	130,559	1,655
* Entrust, Inc.	387,553	1,655
* Blue Coat Systems, Inc.	68,654	1,644
* Secure Computing Corp.	248,609	1,631
* IXYS Corp.	181,794	1,618
* Acacia Research - Acacia Technologies	120,850	1,617
* Microtune, Inc.	342,694	1,611
* Ixia	166,788	1,601
* MIPS Technologies, Inc.	192,518	1,598
* Lightbridge, Inc.	117,525	1,591
* Integrated Silicon Solution, Inc.	276,422	1,589
* Sirenza Microdevices, Inc.	201,253	1,582
* MapInfo Corp.	119,494	1,559
* CyberSource Corp.	140,836	1,552
* MoSys, Inc.	166,942	1,544
* Nu Horizons Electronics Corp.	149,531	1,539
* Chordiant Software, Inc.	458,877	1,519
* Zygo Corp.	91,731	1,509
* Oplink Communications, Inc.	73,136	1,504
* Online Resources Corp.	146,867	1,500
* RightNow Technologies Inc.	86,698	1,493
* Catapult Communications Corp.	164,955	1,481
Bel Fuse, Inc. Class B	42,520	1,479
* FalconStor Software, Inc.	170,408	1,474
* DTS Inc.	60,322	1,459
* ^ Stratasys, Inc.	46,391	1,457
* S1 Corp.	264,059	1,455
* Captaris Inc.	184,931	1,437
* Perficient, Inc.	86,277	1,416
Startek, Inc.	102,171	1,383
* KVH Industries, Inc.	130,052	1,380
* iPass Inc.	233,625	1,374
* PLX Technology, Inc.	105,053	1,370
* Hypercom Corp.	214,608	1,363
* Kopin Corp.	380,298	1,358
* ^ Applied Digital Solutions, Inc.	746,910	1,352
* iGATE Corp.	194,652	1,339
* SpectraLink Corp.	155,656	1,339
* Autobytel Inc.	381,913	1,337
* ^ Neoware Systems, Inc.	100,845	1,332
* Digi International, Inc.	96,304	1,328
* Excel Technology, Inc.	51,723	1,324
* Interactive Intelligence Inc.	58,466	1,311
* Marchex, Inc.	97,849	1,309
* EPIQ Systems, Inc.	76,870	1,304
* Rimage Corp.	49,952	1,299
* SI International Inc.	39,824	1,291
* Art Technology Group, Inc.	552,902	1,288
* Pericom Semiconductor Corp.	111,029	1,274
* Virage Logic Corp.	134,519	1,250
* Calamp Corp.	147,211	1,242
* Carrier Access Corp.	185,257	1,215
* Ultratech, Inc.	96,398	1,203
* Photon Dynamics, Inc.	100,295	1,172
* Planar Systems, Inc.	121,106	1,171
* ^ NMS Communications Corp.	569,815	1,168
* LoopNet, Inc.	77,710	1,164
* Measurement Specialties, Inc.	53,711	1,162
TheStreet.com, Inc.	130,304	1,160
* PC-Tel, Inc.	122,497	1,145
* Dynamics Research Corp.	117,456	1,145
Integral Systems, Inc.	49,161	1,139
* EMS Technologies, Inc.	55,806	1,118
* ^ Imergent, Inc.	38,900	1,114
* ^ RAE Systems, Inc.	346,673	1,109
* SAVVIS, Inc.	30,963	1,106
* SeaChange International, Inc.	107,486	1,099
Richardson Electronics, Ltd.	120,365	1,097
* Bottomline Technologies, Inc.	95,437	1,093
* ^ i2 Technologies, Inc.	47,464	1,083
* Color Kinetics Inc.	50,660	1,082
* ^ Techwell, Inc.	67,300	1,081
* Ditech Networks Inc.	155,200	1,074
* Carreker Corp.	140,389	1,073
* InterVoice, Inc.	139,715	1,070
* ActivIdentity Corp.	206,497	1,047
* EFJ, Inc.	155,256	1,046
X-Rite Inc.	83,433	1,026
* PDF Solutions, Inc.	69,187	1,000
* Tumbleweed Communications Corp.	379,435	998
* ^ On2 Technologies, Inc.	830,569	997
* Docucorp International, Inc.	96,406	981
* PAR Technology Corp.	107,838	973
* ^ Multi-Fineline Electronix, Inc.	46,943	952
* ^ Presstek, Inc.	149,622	952
* ^ Infocrossing, Inc.	57,871	943
* ^ Avanex Corp.	492,543	931
* NetScout Systems, Inc.	111,856	928
* Cray, Inc.	77,424	920
* Radiant Systems, Inc.	87,661	915
* Corillian Corp.	242,594	915
* Semitool, Inc.	68,171	907
* LivePerson, Inc.	173,443	907
* Bell Microproducts Inc.	128,053	903
* InFocus Corp.	335,584	896
* ^ Maxwell Technologies, Inc.	63,917	892
Keithley Instruments Inc.	67,102	882
* OPNET Technologies, Inc.	61,025	882
* Glenayre Technologies, Inc.	344,391	878
^ Renaissance Learning, Inc.	49,404	876
* Ness Technologies Inc.	58,777	838
* Network Equipment Technologies, Inc.	141,644	824
* DDi Corp.	113,653	818
* Keynote Systems Inc.	76,934	816
* Volterra Semiconductor Corp.	54,302	815
* FSI International, Inc.	152,733	805
* Zhone Technologies	605,346	793
* TechTeam Global, Inc.	70,489	793
* Napster, Inc.	215,838	783
* Quovadx, Inc.	274,441	774
* Endwave Corp.	70,776	767
* ^ Telkonet, Inc.	286,398	765
* ^ Bookham, Inc.	186,189	758
* Merix Corp.	81,534	757
* Computer Horizons Corp.	167,108	755
* California Micro Devices Corp.	171,037	749
* LeCroy Corp.	64,494	742
* Moldflow Corp.	53,434	742
* ^ Lasercard Corp.	68,335	732
* CyberOptics Corp.	57,666	731
* COMARCO, Inc.	84,591	728
* iBasis, Inc.	85,300	723
* Synplicity, Inc.	114,680	718
* Saba Software, Inc.	112,835	703
* Dot Hill Systems Corp.	177,232	697
* Tollgrade Communications, Inc.	64,527	682
* Pemstar Inc.	173,271	667
* Westell Technologies, Inc.	256,861	642
* Advanced Analogic Technologies, Inc.	118,558	639
* Answerthink Consulting Group, Inc.	205,944	634
* NIC Inc.	127,348	633
* ^ American Technology Corp.	160,247	628
* Phoenix Technologies Ltd.	138,446	623
* White Electronic Designs Corp.	114,340	622
* Telular Corp.	171,576	621
* Immersion Corp.	85,366	619
* Jupitermedia Corp.	77,170	611
* ^ Digital Angel Corp.	238,785	609
* Embarcadero Technologies, Inc.	98,695	604
* Aware, Inc.	112,107	598
* Globecomm Systems, Inc.	67,185	592
* Leadis Technology Inc.	124,017	582
* Smart Modular Technologies Inc.	42,700	575
* Digimarc Corp.	64,527	569
* Mobius Management Systems, Inc.	84,350	561
* Edgewater Technology, Inc.	89,997	550
* Ceva, Inc.	84,341	546
Pegasystems Inc.	54,830	541
* Datalink Corp.	71,242	536
* SM&A Corp.	92,106	534
* Travelzoo, Inc.	17,470	523
* QuickLogic Corp.	176,014	523
* SigmaTel Inc.	117,440	514
* Network Engines, Inc.	197,165	513
Frequency Electronics, Inc.	42,851	512
* PC Connection, Inc.	34,262	508
* Ulticom, Inc.	52,758	506
* ^ SpatiaLight, Inc.	373,984	505
* PLATO Learning, Inc.	91,468	495
* Concurrent Computer Corp.	269,226	487
* ^ Telecommunication Systems, Inc.	156,652	486
* SRS Labs, Inc.	44,800	485
* Mobility Electronics, Inc.	142,234	476
* ^ Research Frontiers, Inc.	86,584	474
* ^ Convera Corp.	102,860	472
* Rainmaker Systems, Inc.	62,908	470
* Monolithic Power Systems	40,995	455
* ^ 8X8 Inc.	385,203	451
* Centillium Communications, Inc.	209,443	448
* Ramtron International Corp.	120,192	447
QAD Inc.	52,860	443
* Indus International, Inc.	112,998	428
* Pixelworks, Inc.	185,693	425
* LookSmart, Ltd.	93,624	418
* ^ Avici Systems Inc.	53,815	417
* Sumtotal Systems Inc.	68,856	417
* TransAct Technologies Inc.	50,112	414
* ^ Therma-Wave Inc.	344,422	410
* Ikanos Communications, Inc.	45,717	397
* Radyne Comstream Inc.	36,970	397
* OYO Geospace Corp.	6,800	395
* WebSideStory, Inc.	30,100	381
* Airspan Networks Inc.	100,641	372
* Computer Task Group, Inc.	77,748	369
* Ampex Corp. Class A	17,507	365
* Performance Technologies, Inc.	60,478	362
* ^ I.D. Systems, Inc.	19,210	362
* OpenTV Corp.	154,997	360
* Loral Space and Communications Ltd.	8,671	353
* Miva Inc.	103,862	352
* ^ Mechanical Technology Inc.	184,784	349
American Software, Inc. Class A	48,755	338
Cass Information Systems, Inc.	9,259	335
* McDATA Corp. Class B	60,500	333
* Web.com, Inc.	77,070	323
Bel Fuse, Inc. Class A	10,580	319
* Hifn, Inc.	58,872	314
Printronix, Inc.	24,873	308
* Viewpoint Corp.	454,769	305
* Nanometrics Inc.	38,340	303
* WJ Communications, Inc.	191,659	301
* ^ Wave Systems Corp. Class A	114,969	295
* Lantronix, Inc.	179,134	292
* Interlink Electronics Inc.	93,789	288
* Selectica, Inc.	159,990	283
* Liquidity Services, Inc.	15,900	274
* Access Intergrated Technologies Inc.	31,250	273
* Callidus Software Inc.	43,209	272
* ePlus Inc.	25,721	269
* Applied Innovation Inc.	80,447	258
* AuthentiDate Holding Corp.	161,303	258
* GTSI Corp.	27,230	252
* Overland Storage, Inc.	54,176	244
* Vitria Technology, Inc.	90,008	242
* ^ Intelli-Check Inc.	34,650	233
* FOCUS Enhancements, Inc.	145,000	226
* ESS Technology, Inc.	215,441	222
* Cherokee International Corp.	55,080	220
* Analysts International Corp.	117,320	219
* ^ SCM Microsystems, Inc.	68,051	214
* Wireless Telecom Group, Inc.	79,219	202
* Globix Corp.	45,200	197
* Allen Organ Co.	11,462	187
* Video Display Corp.	23,543	182
* Pervasive Software Inc.	49,148	177
* NeoMagic Corp.	29,884	175
* Catalyst Semiconductor, Inc.	49,246	169
* Optical Communication Products, Inc.	96,931	159
* Kintera Inc.	120,855	151
* Innovex, Inc.	84,366	147
* Intraware, Inc.	22,335	146
* Pfsweb Inc.	130,690	144
* ^ Zix Corp.	109,636	130
* Sunrise Telecom Inc.	58,563	128
* NYFIX, Inc.	20,000	126
* ^ Tut Systems, Inc.	111,117	124
* ^ Atari, Inc.	218,142	124
* Cosine Communications, Inc.	37,283	123
* Management Network Group Inc.	81,917	123
* Inforte Corp.	31,923	119
* ^ WorldGate Communications, Inc.	76,901	103
* BSQUARE Corp.	27,161	77
* ^ Verso Technologies, Inc.	56,378	65
* Evolving Systems, Inc.	49,275	58
* Analex Corp.	26,863	57
* GSE Systems, Inc.	8,379	56
* Technology Solutions Co.	8,080	56
* ^ The SCO Group, Inc.	48,329	55
* Superconductor Technologies Inc.	30,270	54
* ^ MTI Technology Corp.	68,919	52
* ^ Ibis Technology Corp.	29,868	44
* ^ SAFLINK Corp.	342,553	43
* Apogee Technology, Inc.	24,550	33
* ISCO International, Inc.	10,333	3
* Media 100 Inc.	93,278	-

	12,982,934

Materials (3.3%)
E.I. du Pont de Nemours & Co.	4,923,633	239,830
Dow Chemical Co.	5,125,490	204,712
Monsanto Co.	2,889,879	151,805
Alcoa Inc.	4,629,390	138,928
Phelps Dodge Corp.	1,089,618	130,449
Newmont Mining Corp. (Holding Co.)	2,401,406	108,423
Praxair, Inc.	1,723,163	102,235
Weyerhaeuser Co.	1,315,204	92,919
Nucor Corp.	1,647,601	90,058
Air Products & Chemicals, Inc.	1,177,782	82,775
International Paper Co.	2,308,928	78,734
PPG Industries, Inc.	882,314	56,653
Freeport-McMoRan Copper & Gold, Inc. Class B	1,002,200	55,853
United States Steel Corp.	657,386	48,081
Vulcan Materials Co.	515,855	46,360
Ecolab, Inc.	1,008,663	45,592
Allegheny Technologies Inc.	457,493	41,486
Rohm & Haas Co.	768,094	39,265
Lyondell Chemical Co.	1,196,010	30,582
MeadWestvaco Corp.	968,328	29,108
Sealed Air Corp.	434,308	28,195
Sigma-Aldrich Corp.	355,733	27,648
Temple-Inland Inc.	581,298	26,757
* Pactiv Corp.	737,176	26,310
Eastman Chemical Co.	441,743	26,200
Martin Marietta Materials, Inc.	242,282	25,176
Ashland, Inc.	342,114	23,667
Ball Corp.	531,553	23,176
International Flavors & Fragrances, Inc.	414,314	20,368
Sonoco Products Co.	504,084	19,185
Bemis Co., Inc.	564,242	19,173
* Crown Holdings, Inc.	903,255	18,896
Celanese Corp. Series A	718,269	18,589
Lubrizol Corp.	365,642	18,330
* The Mosaic Co.	820,062	17,517
Steel Dynamics, Inc.	489,148	15,873
Commercial Metals Co.	609,957	15,737
Albemarle Corp.	217,125	15,590
FMC Corp.	199,328	15,259
Airgas, Inc.	374,051	15,157
* Owens-Illinois, Inc.	821,218	15,151
* Smurfit-Stone Container Corp.	1,362,054	14,383
Valspar Corp.	517,215	14,296
* Titanium Metals Corp.	476,362	14,057
Cabot Corp.	321,857	14,023
RPM International, Inc.	641,125	13,393
Carpenter Technology Corp.	129,870	13,314
* Nalco Holding Co.	644,639	13,189
Scotts Miracle-Gro Co.	250,706	12,949
Reliance Steel & Aluminum Co.	323,352	12,734
Chemtura Corp.	1,290,490	12,427
Cytec Industries, Inc.	216,764	12,249
Louisiana-Pacific Corp.	568,903	12,248
* Oregon Steel Mills, Inc.	191,656	11,961
Eagle Materials, Inc.	268,209	11,595
Florida Rock Industries, Inc.	264,183	11,373
* Hercules, Inc.	581,396	11,227
AptarGroup Inc.	188,884	11,152
Chaparral Steel Co.	247,630	10,963
Cleveland-Cliffs Inc.	224,928	10,896
* Huntsman Corp.	540,167	10,247
* AK Steel Corp.	593,816	10,036
Packaging Corp. of America	448,003	9,901
* RTI International Metals, Inc.	123,187	9,636
Texas Industries, Inc.	129,855	8,341
H.B. Fuller Co.	316,852	8,181
Greif Inc. Class A	63,106	7,472
* Coeur d'Alene Mines Corp.	1,508,328	7,466
* OM Group, Inc.	157,616	7,137
* W.R. Grace & Co.	354,447	7,018
Quanex Corp.	200,482	6,935
* ^ Terra Industries, Inc.	576,401	6,905
Worthington Industries, Inc.	388,720	6,888
Bowater Inc.	301,499	6,784
Minerals Technologies, Inc.	112,019	6,586
Olin Corp.	388,913	6,425
* Hecla Mining Co.	708,061	5,424
* Headwaters Inc.	224,386	5,376
CF Industries Holdings, Inc.	208,193	5,338
* Century Aluminum Co.	115,870	5,174
Sensient Technologies Corp.	207,742	5,110
Silgan Holdings, Inc.	115,918	5,091
Spartech Corp.	188,683	4,947
^ Royal Gold, Inc.	136,885	4,925
MacDermid, Inc.	140,719	4,799
Metal Management, Inc.	118,248	4,476
Compass Minerals International	140,516	4,435
* Apex Silver Mines Ltd.	276,900	4,400
Ferro Corp.	204,784	4,237
* Brush Engineered Materials Inc.	124,616	4,208
NewMarket Corp.	70,776	4,179
Schnitzer Steel Industries, Inc. Class A	102,723	4,078
Arch Chemicals, Inc.	118,178	3,937
* PolyOne Corp.	521,663	3,912
Rock-Tenn Co.	144,253	3,911
Georgia Gulf Corp.	198,331	3,830
Glatfelter	244,070	3,783
Wausau Paper Corp.	229,069	3,434
* Symyx Technologies, Inc.	157,004	3,390
* Stillwater Mining Co.	269,570	3,367
AMCOL International Corp.	118,229	3,280
Neenah Paper Inc.	90,778	3,206
* Rockwood Holdings, Inc.	116,983	2,955
* ^ Zoltek Cos., Inc.	148,203	2,915
Gibraltar Industries Inc.	121,262	2,851
^ Ryerson Tull, Inc.	109,059	2,736
Innospec, Inc.	55,748	2,595
A. Schulman Inc.	113,659	2,529
Deltic Timber Corp.	44,478	2,481
Tronox Inc. Class B	152,929	2,415
Westlake Chemical Corp.	75,759	2,377
Myers Industries, Inc.	142,284	2,228
Chesapeake Corp. of Virginia	127,380	2,168
* Graphic Packaging Corp.	495,291	2,145
* Omnova Solutions Inc.	432,628	1,981
* Wheeling-Pittsburgh Corp.	104,880	1,964
* Buckeye Technology, Inc.	161,146	1,931
* AEP Industries, Inc.	34,893	1,860
Schweitzer-Mauduit International, Inc.	67,824	1,767
* ^ Altair Nanotechnology	647,793	1,704
Olympic Steel, Inc.	63,426	1,410
A.M. Castle & Co.	52,800	1,344
* ^ Calgon Carbon Corp.	216,444	1,342
* Pioneer Cos., Inc.	43,478	1,246
Quaker Chemical Corp.	52,675	1,163
* U.S. Concrete, Inc.	161,962	1,153
^ American Vanguard Corp.	71,632	1,139
NN, Inc.	90,247	1,122
Balchem Corp.	42,800	1,099
* Landec Corp.	99,001	1,065
Penford Corp.	60,201	1,041
* Northwest Pipe Co.	30,397	1,022
* Caraustar Industries, Inc.	123,736	1,001
* Maxxam Inc.	32,344	940
Stepan Co.	27,953	885
Steel Technologies, Inc.	49,308	865
* Material Sciences Corp.	64,628	836
NL Industries, Inc.	75,397	780
* Mercer International Inc.	64,767	769
Great Northern Iron Ore	6,400	764
Hawkins, Inc.	49,958	714
* Constar International Inc.	101,691	712
* Webco Industries, Inc.	7,450	659
* ^ Nonophase Technologies Corp.	102,992	615
Tronox Inc.	38,187	611
* ^ U.S. Energy Corp.	104,500	528
Wellman, Inc.	158,656	506
Koppers Holdings, Inc.	18,169	474
* Lesco, Inc.	52,447	454
* ^ Pope & Talbot, Inc.	75,809	415
* ^ Atlantis Plastics, Inc. Class A	67,509	220
* American Pacific Corp.	25,914	207
* Universal Stainless & Alloy Products, Inc.	4,485	150
* Peak International Ltd.	36,400	106
* Continental Materials Corp.	3,200	85
* Rock of Ages Corp.	17,600	72
* Canyon Resources Corp.	7,000	6
* General Chemical Group Inc.	17,001	-

	2,791,558

Telecommunication Services (3.2%)
AT&T Inc.	20,736,885	741,344
Verizon Communications Inc.	15,476,042	576,328
BellSouth Corp.	9,694,717	456,718
Sprint Nextel Corp.	15,324,929	289,488
Alltel Corp.	2,073,983	125,435
* American Tower Corp. Class A	2,271,366	84,677
* Qwest Communications International Inc.	8,659,892	72,483
* NII Holdings Inc.	743,244	47,895
Embarq Corp.	797,386	41,911
Windstream Corp.	2,535,758	36,058
* Crown Castle International Corp.	1,079,909	34,881
* ^ Level 3 Communications, Inc.	5,343,992	29,926
CenturyTel, Inc.	593,638	25,918
Citizens Communications Co.	1,713,866	24,628
Telephone & Data Systems, Inc.	313,425	17,028
* Leap Wireless International, Inc.	269,170	16,008
* SBA Communications Corp.	472,710	13,000
* Time Warner Telecom Inc.	622,583	12,408
Telephone & Data Systems, Inc. - Special Common Shares	239,737	11,891
* NeuStar, Inc. Class A	351,661	11,408
* Dobson Communications Corp.	821,716	7,157
* Broadwing Corp.	427,057	6,671
* Cincinnati Bell Inc.	1,300,048	5,941
Commonwealth Telephone Enterprises, Inc.	135,511	5,672
* U.S. Cellular Corp.	79,963	5,565
* General Communication, Inc.	273,240	4,298
* Premiere Global Services, Inc.	439,688	4,151
* Cogent Communications Group, Inc.	248,314	4,028
* ^ Vonage Holdings Corp.	547,642	3,801
* IDT Corp. Class B	271,319	3,549
CT Communications, Inc.	127,730	2,928
* Cbeyond Inc.	93,931	2,873
USA Mobility, Inc.	123,360	2,760
Alaska Communications Systems Holdings, Inc.	173,789	2,640
Iowa Telecommunications Services Inc.	130,733	2,577
* ^ Global Crossing Ltd.	88,400	2,170
* ^ Covad Communications Group, Inc.	1,444,747	1,994
FairPoint Communications, Inc.	102,478	1,942
* @ Road, Inc.	253,435	1,850
Surewest Communications	65,876	1,814
* ^ Fibertower Corp.	305,693	1,797
North Pittsburgh Systems, Inc.	68,791	1,661
* Syniverse Holdings Inc.	100,212	1,502
Consolidated Communications Holdings, Inc.	69,124	1,445
Centennial Communications Corp. Class A	197,383	1,419
Shenandoah Telecommunications Co.	29,287	1,377
* ^ US LEC Corp. Class A	113,312	1,055
* LCC International, Inc. Class A	232,417	981
Atlantic Tele-Network, Inc.	32,908	964
* IDT Corp.	64,834	877
* iPCS, Inc.	15,688	868
Warwick Valley Telephone Co.	44,964	798
* Rural Cellular Corp. Class A	60,350	793
* NTELOS Holdings Corp.	37,717	674
* Arbinet Holdings, Inc.	119,270	655
D&E Communications, Inc.	48,461	613
* Wireless Facilities, Inc.	200,969	573
Hickory Tech Corp.	64,878	464
* ^ InPhonic, Inc.	35,787	397
* Boston Communications Group, Inc.	72,933	182
* ^ Primus Telecommunications Group, Inc.	220,570	93
* ^ Metro One Telecommunications, Inc.	27,606	71
* Covista Communications, Inc.	71,737	66
* Pac-West Telecom, Inc.	81,319	4
* ITC^DeltaCom, Inc.	888	2
* Trinsic Inc.	4,344	1

	2,763,146

Utilities (3.7%)
Duke Energy Corp.	6,693,489	222,291
Exelon Corp.	3,576,536	221,352
Dominion Resources, Inc.	1,884,280	157,978
Southern Co.	3,965,746	146,177
TXU Corp.	2,340,688	126,889
FPL Group, Inc.	2,054,260	111,793
FirstEnergy Corp.	1,763,341	106,329
Entergy Corp.	1,112,752	102,729
American Electric Power Co., Inc.	2,104,621	89,615
PG&E Corp.	1,891,620	89,530
Public Service Enterprise Group, Inc.	1,344,410	89,242
* AES Corp.	3,535,984	77,933
Edison International	1,655,006	75,270
PPL Corp.	2,037,670	73,030
Sempra Energy	1,257,288	70,458
Constellation Energy Group, Inc.	961,307	66,205
Consolidated Edison Inc.	1,371,699	65,938
Progress Energy, Inc.	1,288,241	63,227
Ameren Corp.	1,099,431	59,072
Xcel Energy, Inc.	2,169,598	50,031
DTE Energy Co.	949,794	45,980
* Mirant Corp.	1,375,258	43,417
* Allegheny Energy, Inc.	880,541	40,426
* NRG Energy, Inc.	696,940	39,036
KeySpan Corp.	937,766	38,617
Questar Corp.	458,674	38,093
NiSource, Inc.	1,461,745	35,228
Wisconsin Energy Corp.	626,735	29,745
Pinnacle West Capital Corp.	533,690	27,053
Pepco Holdings, Inc.	1,022,685	26,600
CenterPoint Energy Inc.	1,590,338	26,368
ONEOK, Inc.	598,904	25,825
Equitable Resources, Inc.	615,160	25,683
SCANA Corp.	591,759	24,037
Alliant Energy Corp.	632,487	23,889
* Reliant Energy, Inc.	1,651,064	23,462
Northeast Utilities	826,766	23,282
MDU Resources Group, Inc.	870,747	22,326
* Sierra Pacific Resources	1,188,834	20,008
* CMS Energy Corp.	1,191,068	19,891
NSTAR	572,353	19,666
Energy East Corp.	791,563	19,631
OGE Energy Corp.	486,870	19,475
TECO Energy, Inc.	1,122,887	19,347
Energen Corp.	369,248	17,333
DPL Inc.	612,113	17,004
AGL Resources Inc.	419,290	16,315
National Fuel Gas Co.	423,166	16,309
^ Aqua America, Inc.	705,106	16,062
Puget Energy, Inc.	626,577	15,890
* Dynegy, Inc.	2,148,327	15,554
UGI Corp. Holding Co.	564,647	15,404
Atmos Energy Corp.	466,863	14,898
Southern Union Co.	509,507	14,241
Great Plains Energy, Inc.	433,130	13,774
PNM Resources Inc.	409,350	12,731
WPS Resources Corp.	233,449	12,613
Westar Energy, Inc.	466,466	12,109
Hawaiian Electric Industries Inc.	439,380	11,929
Vectren Corp.	412,438	11,664
Nicor Inc.	238,592	11,166
^ Piedmont Natural Gas, Inc.	404,425	10,818
* Aquila, Inc.	2,005,921	9,428
Peoples Energy Corp.	207,778	9,261
IDACORP, Inc.	230,130	8,895
WGL Holdings Inc.	263,414	8,582
Southwest Gas Corp.	222,003	8,518
Duquesne Light Holdings, Inc.	426,188	8,460
Cleco Corp.	306,507	7,733
New Jersey Resources Corp.	153,430	7,454
Avista Corp.	280,294	7,094
UniSource Energy Corp.	190,205	6,948
NorthWestern Corp.	191,216	6,765
Black Hills Corp.	179,803	6,642
ALLETE, Inc.	136,716	6,363
* El Paso Electric Co.	257,360	6,272
Northwest Natural Gas Co.	133,494	5,665
UIL Holdings Corp.	125,485	5,294
ITC Holdings Corp.	129,213	5,156
South Jersey Industries, Inc.	153,927	5,143
Empire District Electric Co.	176,355	4,354
California Water Service Group	103,725	4,190
American States Water Co.	107,862	4,166
The Laclede Group, Inc.	112,059	3,925
Otter Tail Corp.	121,626	3,790
CH Energy Group, Inc.	67,293	3,553
SJW Corp.	83,940	3,254
Portland General Electric Co.	118,000	3,216
MGE Energy, Inc.	86,483	3,164
Ormat Technologies Inc.	58,047	2,137
EnergySouth, Inc.	48,346	1,939
Central Vermont Public Service Corp.	75,563	1,780
^ Southwest Water Co.	123,913	1,705
Cascade Natural Gas Corp.	57,294	1,485
Connecticut Water Services, Inc.	65,247	1,484
Middlesex Water Co.	57,118	1,070
The York Water Co.	54,753	979
Chesapeake Utilities Corp.	25,344	777
Green Mountain Power Corp.	21,763	738
Consolidated Water Co., Ltd.	29,419	733
* Cadiz Inc.	28,875	663
* SEMCO Energy, Inc.	90,550	552
* Maine & Maritimes Corp.	14,254	216
Unitil Corp.	7,252	184

	3,177,715

Total Common Stocks
(Cost $65,558,410)	84,985,403

Temporary Cash Investments (1.5%) 1

Money Market Fund (1.5%)
2 Vanguard Market Liquidity Fund, 5.294%	596,552,790	596,553
2 Vanguard Market Liquidity Fund, 5.294%	641,250,018	641,250

	1,237,803

	Face Amount ($000)

U.S. Agency Obligation (0.0%)
3 Federal National Mortgage Assn
4 5.215%, 4/9/07	25,000	24,657

Total Temporary Cash Investments
(Cost $1,262,453)	1,262,460

Total Investments (100.9%)
(Cost $66,820,863)	86,247,863

Other Assets and Liabilities-Net (-0.9%)	(770,665)

Net Assets (100%)	85,477,198

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers.
1	The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.9%, respectively, of net assets.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
4	Securities with a value of $24,657,000 have been segregated as initial margin for open futures contracts.

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard Index Fund and the Shareholders of Vanguard Total Stock Market Index Fund, Vanguard Extended Market Index Fund, Vanguard Small-Cap Growth Index Fund, Vanguard Small-Cap Index Fund and Vanguard Small-Cap Value Index Fund

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of Vanguard Total Stock Market Index Fund, Vanguard Extended Market Index Fund, Vanguard Small-Cap Growth Index Fund, Vanguard Small-Cap Index Fund and Vanguard Small-Cap Value Index Fund (separate funds of Vanguard Index Fund, the "Funds") as of December 31, 2006, and for the year then ended and have issued our unqualified reports thereon dated February 9, 2007 (which reports and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audits included audits of the Funds' schedules of investments as of December 31, 2006 appearing in Item 6 of this Form N-CSR. These schedules of investments are the responsibility of the Funds' management. Our responsibility is to express an opinion on these schedules of investments based on our audits.

In our opinion, the schedules of investments referred to above, when read in conjunction with the financial statements of the Funds referred to above, present fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP
Philadelphia, PA
February 9, 2007

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. The following members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts serving on its Audit Committee, and to be independent: Charles D. Ellis, Rajiv L. Gupta, JoAnn Heffernan Heisen, André F. Perold, Alfred M. Rankin, Jr., and J. Lawrence Wilson.

Item 4: Principal Accountant Fees and Services.

(a)     Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended December 31, 2006: $334,000
Fiscal Year Ended December 31, 2005: $217,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group

Fiscal Year Ended December 31, 2006: $2,347,620
Fiscal Year Ended December 31, 2005: $2,152,740

(b)     Audit-Related Fees.

Fiscal Year Ended December 31, 2006: $530,000
Fiscal Year Ended December 31, 2005: $382,200

Includes fees billed in connection with assurance and related services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(c)     Tax Fees.

Fiscal Year Ended December 31, 2006: $101,300
Fiscal Year Ended December 31, 2005: $98,400

Includes fees billed in connection with tax compliance, planning and advice services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group and related to income and excise taxes.

(d)     All Other Fees.

Fiscal Year Ended December 31, 2006: $0
Fiscal Year Ended December 31, 200: $0

Includes fees billed for services related to risk management and privacy matters. Services were provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(e)     (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; and (4) other registered investment companies in the Vanguard Group. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

        In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

        The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; or (4) other registered investment companies in the Vanguard Group.

    (2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)     For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)    Aggregate Non-Audit Fees.

Fiscal Year Ended December 31, 2006: $101,300
Fiscal Year Ended December 31, 2005: $98,400

Includes fees billed for non-audit services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(h)     For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.The Registrant is a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934 ("Exchange Act"). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant's audit committee members are: Charles D. Ellis, Rajiv L. Gupta, Amy Gutmann, JoAnn Heffernan Heisen, André F. Perold, Alfred M. Rankin, Jr., and J. Lawrence Wilson.

Item 6: Not applicable.

Item 7: Not applicable.

Item 8: Not applicable.

Item 9: Not applicable.

Item 10: Not applicable

Item 11: Controls and Procedures.

    (a)    Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

    (b)    Internal Control Over Financial Reporting. There were no significant changes in Registrant’s internal control over financial reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INDEX FUNDS
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	February 14, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INDEX FUNDS
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	February 14, 2007

VANGUARD INDEX FUNDS
BY:	(signature)
(HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	February 14, 2007

* By Power of Attorney. See File Number 002-65955-99, filed on July 27, 2006. Incorporated by Reference.